UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2020

Item 1.

Reports to Stockholders
Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	45.6
Fidelity Series Treasury Bill Index Fund	22.5
Fidelity Series Total Market Index Fund	11.3
Fidelity Series Inflation-Protected Bond Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.3%
International Equity Funds	7.6%
Bond Funds	48.6%
Inflation-Protected Bond Funds	10.0%
Short-Term Funds	22.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $69,886,274)	7,111,799	81,216,741

International Equity Funds - 7.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $48,837,237)	4,344,984	54,399,199

Bond Funds - 48.6%
Fidelity Series Bond Index Fund (a)	30,190,711	328,474,941
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,085,596	21,544,205
TOTAL BOND FUNDS
(Cost $328,705,439)		350,019,146

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $68,157,249)	6,753,827	72,265,950

Short-Term Funds - 22.5%
Fidelity Cash Central Fund 0.10% (b)	27,247	27,253
Fidelity Series Treasury Bill Index Fund (a)	16,217,078	162,332,954
TOTAL SHORT-TERM FUNDS
(Cost $162,239,708)		162,360,207
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $677,825,907)		720,261,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,710)
NET ASSETS - 100%		$720,203,533

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10
Total	$10

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$255,629,952	$77,704,759	$10,639,008	$3,045,278	$(2,995)	$5,782,233	$328,474,941
Fidelity Series Global ex U.S. Index Fund	41,926,680	10,301,597	8,115,377	--	(269,963)	10,556,262	54,399,199
Fidelity Series Inflation-Protected Bond Index Fund	55,922,222	14,898,403	2,295,601	51,266	59,394	3,681,532	72,265,950
Fidelity Series Long-Term Treasury Bond Index Fund	16,874,437	5,967,459	678,204	488,432	(14,167)	(605,320)	21,544,205
Fidelity Series Total Market Index Fund	62,405,580	17,034,150	18,779,069	340,391	314,828	20,241,252	81,216,741
Fidelity Series Treasury Bill Index Fund	126,104,162	41,938,652	5,305,993	548,775	(4,389)	(399,478)	162,332,954
Total	$558,863,033	$167,845,020	$45,813,252	$4,474,142	$82,708	$39,256,481	$720,233,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$81,216,741	$81,216,741	$--	$--
International Equity Funds	54,399,199	54,399,199	--	--
Bond Funds	422,285,096	422,285,096	--	--
Short-Term Funds	162,360,207	162,360,207	--	--
Total Investments in Securities:	$720,261,243	$720,261,243	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $27,253)	$27,253
Other affiliated issuers (cost $677,798,654)	720,233,990
Total Investment in Securities (cost $677,825,907)		$720,261,243
Cash		8
Receivable for investments sold		458,401
Receivable for fund shares sold		2,559,310
Distributions receivable from Fidelity Central Funds		3
Total assets		723,278,965
Liabilities
Payable for investments purchased	$1,705,259
Payable for fund shares redeemed	1,312,452
Accrued management fee	57,721
Total liabilities		3,075,432
Net Assets		$720,203,533
Net Assets consist of:
Paid in capital		$677,503,890
Total accumulated earnings (loss)		42,699,643
Net Assets		$720,203,533
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($381,004,763 ÷ 30,835,009 shares)		$12.36
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($339,081,517 ÷ 27,478,673 shares)		$12.34
Premier Class:
Net Asset Value, offering price and redemption price per share ($117,253 ÷ 9,507 shares)		$12.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,722,149
Income from Fidelity Central Funds		10
Total income		3,722,159
Expenses
Management fee	$323,226
Independent trustees' fees and expenses	859
Total expenses		324,085
Net investment income (loss)		3,398,074
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	109,794
Capital gain distributions from underlying funds:
Affiliated issuers	751,993
Total net realized gain (loss)		861,787
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	39,256,481
Total change in net unrealized appreciation (depreciation)		39,256,481
Net gain (loss)		40,118,268
Net increase (decrease) in net assets resulting from operations		$43,516,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,398,074	$9,278,014
Net realized gain (loss)	861,787	27,218,832
Change in net unrealized appreciation (depreciation)	39,256,481	(23,086,943)
Net increase (decrease) in net assets resulting from operations	43,516,342	13,409,903
Distributions to shareholders	(5,017,241)	(35,256,615)
Share transactions - net increase (decrease)	122,885,898	227,317,964
Total increase (decrease) in net assets	161,384,999	205,471,252
Net Assets
Beginning of period	558,818,534	353,347,282
End of period	$720,203,533	$558,818,534

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$11.98	$11.86	$11.63	$11.36	$11.52
Income from Investment Operations
Net investment income (loss)A	.06	.24	.25	.20	.17	.16
Net realized and unrealized gain (loss)	.80	.23	.22	.27	.28	(.15)
Total from investment operations	.86	.47	.47	.47	.45	.01
Distributions from net investment income	(.07)	(.24)	(.25)	(.19)	(.17)	(.16)
Distributions from net realized gain	(.03)	(.62)	(.10)	(.04)	(.01)	(.01)
Total distributions	(.10)	(.85)	(.35)	(.24)B	(.18)	(.17)
Net asset value, end of period	$12.36	$11.60	$11.98	$11.86	$11.63	$11.36
Total ReturnC,D	7.42%	3.83%	4.09%	4.02%	4.02%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.12%	.08%	.07%
Expenses net of all reductions	.12%G	.12%	.12%	.12%	.08%	.07%
Net investment income (loss)	1.03%G	1.96%	2.15%	1.69%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$381,005	$282,522	$167,641	$126,634	$118,421	$140,481
Portfolio turnover rateH	14%G	67%	51%	17%	52%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.96	$11.84	$11.61	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.06	.24	.26	.21	.18	.18
Net realized and unrealized gain (loss)	.79	.25	.22	.26	.27	(.15)
Total from investment operations	.85	.49	.48	.47	.45	.03
Distributions from net investment income	(.07)	(.24)	(.26)	(.20)	(.18)	(.15)
Distributions from net realized gain	(.03)	(.62)	(.10)	(.04)	(.01)	(.01)
Total distributions	(.10)	(.86)	(.36)	(.24)	(.19)	(.16)
Net asset value, end of period	$12.34	$11.59	$11.96	$11.84	$11.61	$11.35
Total ReturnC,D	7.36%	3.98%	4.16%	4.07%	4.00%	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.10%	.10%	.09%	.05%G
Expenses net of fee waivers, if any	.08%G	.08%	.06%	.07%	.03%	.01%G
Expenses net of all reductions	.08%G	.08%	.06%	.07%	.03%	.01%G
Net investment income (loss)	1.07%G	2.00%	2.21%	1.74%	1.54%	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$339,082	$276,297	$185,706	$163,733	$145,993	$108,865
Portfolio turnover rateH	14%G	67%	51%	17%	52%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.07
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.26
Total from investment operations	.29
Distributions from net investment income	(.03)
Distributions from net realized gain	–
Total distributions	(.03)
Net asset value, end of period	$12.33
Total ReturnC	2.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F
Expenses net of fee waivers, if any	.06%F
Expenses net of all reductions	.06%F
Net investment income (loss)	.91%F
Supplemental Data
Net assets, end of period (000 omitted)	$117
Portfolio turnover rateG	14%F

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	43.8
Fidelity Series Treasury Bill Index Fund	20.0
Fidelity Series Total Market Index Fund	14.4
Fidelity Series Global ex U.S. Index Fund	9.7
Fidelity Series Inflation-Protected Bond Index Fund	9.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.4%
International Equity Funds	9.7%
Bond Funds	46.8%
Inflation-Protected Bond Funds	9.1%
Short-Term Funds	20.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $26,919,738)	2,767,440	31,604,161

International Equity Funds - 9.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $18,689,072)	1,700,159	21,285,996

Bond Funds - 46.8%
Fidelity Series Bond Index Fund (a)	8,855,614	96,349,085
Fidelity Series Long-Term Treasury Bond Index Fund (a)	641,697	6,628,734
TOTAL BOND FUNDS
(Cost $96,296,229)		102,977,819

Inflation-Protected Bond Funds - 9.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $18,756,340)	1,865,869	19,964,798

Short-Term Funds - 20.0%
Fidelity Cash Central Fund 0.10% (b)	10,386	10,388
Fidelity Series Treasury Bill Index Fund (a)	4,406,066	44,104,717
TOTAL SHORT-TERM FUNDS
(Cost $44,079,641)		44,115,105
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $204,741,020)		219,947,879
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,093)
NET ASSETS - 100%		$219,929,786

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$77,126,302	$28,283,047	$10,798,422	$927,317	$4,458	$1,733,700	$96,349,085
Fidelity Series Global ex U.S. Index Fund	17,560,895	4,821,508	5,408,030	--	(110,183)	4,421,806	21,285,996
Fidelity Series Inflation-Protected Bond Index Fund	15,832,193	5,156,526	2,096,049	14,655	48,563	1,023,565	19,964,798
Fidelity Series Long-Term Treasury Bond Index Fund	5,342,082	2,175,413	695,978	153,500	2,997	(195,780)	6,628,734
Fidelity Series Total Market Index Fund	26,103,926	7,593,883	10,628,400	139,950	376,427	8,158,325	31,604,161
Fidelity Series Treasury Bill Index Fund	34,800,814	14,169,057	4,753,926	152,889	(5,354)	(105,874)	44,104,717
	$176,766,212	$62,199,434	$34,380,805	$1,388,311	$316,908	$15,035,742	$219,937,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$31,604,161	$31,604,161	$--	$--
International Equity Funds	21,285,996	21,285,996	--	--
Bond Funds	122,942,617	122,942,617	--	--
Short-Term Funds	44,115,105	44,115,105	--	--
Total Investments in Securities:	$219,947,879	$219,947,879	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $10,388)	$10,388
Other affiliated issuers (cost $204,730,632)	219,937,491
Total Investment in Securities (cost $204,741,020)		$219,947,879
Cash		3
Receivable for investments sold		301,060
Receivable for fund shares sold		321,260
Distributions receivable from Fidelity Central Funds		1
Total assets		220,570,203
Liabilities
Payable for investments purchased	$370,718
Payable for fund shares redeemed	251,603
Accrued management fee	18,096
Total liabilities		640,417
Net Assets		$219,929,786
Net Assets consist of:
Paid in capital		$203,672,129
Total accumulated earnings (loss)		16,257,657
Net Assets		$219,929,786
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($125,842,093 ÷ 9,242,338 shares)		$13.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($93,979,235 ÷ 6,899,893 shares)		$13.62
Premier Class:
Net Asset Value, offering price and redemption price per share ($108,458 ÷ 7,962 shares)		$13.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,154,981
Income from Fidelity Central Funds		4
Total income		1,154,985
Expenses
Management fee	$103,971
Independent trustees' fees and expenses	273
Total expenses before reductions	104,244
Expense reductions	(91)
Total expenses after reductions		104,153
Net investment income (loss)		1,050,832
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	327,214
Capital gain distributions from underlying funds:
Affiliated issuers	233,330
Total net realized gain (loss)		560,544
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	15,035,742
Total change in net unrealized appreciation (depreciation)		15,035,742
Net gain (loss)		15,596,286
Net increase (decrease) in net assets resulting from operations		$16,647,118

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,050,832	$3,080,525
Net realized gain (loss)	560,544	13,724,282
Change in net unrealized appreciation (depreciation)	15,035,742	(13,330,553)
Net increase (decrease) in net assets resulting from operations	16,647,118	3,474,254
Distributions to shareholders	(1,188,121)	(16,376,341)
Share transactions - net increase (decrease)	27,718,362	58,822,728
Total increase (decrease) in net assets	43,177,359	45,920,641
Net Assets
Beginning of period	176,752,427	130,831,786
End of period	$219,929,786	$176,752,427

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$13.50	$13.36	$12.94	$12.45	$12.71
Income from Investment Operations
Net investment income (loss)A	.07	.27	.29	.23	.20	.20
Net realized and unrealized gain (loss)	1.05	.17	.26	.47	.52	(.25)
Total from investment operations	1.12	.44	.55	.70	.72	(.05)
Distributions from net investment income	(.04)	(.26)	(.26)	(.21)	(.20)	(.20)
Distributions from net realized gain	(.04)	(1.10)	(.14)	(.07)	(.03)	–B
Total distributions	(.08)	(1.36)	(.41)C	(.28)	(.23)	(.21)C
Net asset value, end of period	$13.62	$12.58	$13.50	$13.36	$12.94	$12.45
Total ReturnD,E	8.94%	2.91%	4.25%	5.41%	5.84%	(.40)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.12%	.12%	.09%	.07%
Expenses net of all reductions	.12%H	.12%	.12%	.12%	.09%	.07%
Net investment income (loss)	1.00%H	1.96%	2.16%	1.74%	1.60%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$125,842	$93,765	$66,875	$60,299	$43,767	$50,790
Portfolio turnover rateI	33%H	83%	52%	26%	52%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$13.50	$13.36	$12.94	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.07	.27	.30	.24	.21	.21
Net realized and unrealized gain (loss)	1.05	.17	.25	.46	.52	(.30)
Total from investment operations	1.12	.44	.55	.70	.73	(.09)
Distributions from net investment income	(.04)	(.27)	(.27)	(.22)	(.21)	(.18)
Distributions from net realized gain	(.04)	(1.10)	(.14)	(.07)	(.03)	–C
Total distributions	(.08)	(1.36)D	(.41)	(.28)D	(.24)	(.19)D
Net asset value, end of period	$13.62	$12.58	$13.50	$13.36	$12.94	$12.45
Total ReturnE,F	8.95%	2.95%	4.31%	5.45%	5.90%	(.73)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.06%	.07%	.03%	.01%I
Expenses net of all reductions	.08%I	.08%	.06%	.07%	.03%	.01%I
Net investment income (loss)	1.04%I	2.00%	2.22%	1.79%	1.66%	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$93,979	$82,988	$63,956	$52,913	$46,992	$28,910
Portfolio turnover rateJ	33%I	83%	52%	26%	52%	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.24
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.35
Total from investment operations	.38
Net asset value, end of period	$13.62
Total ReturnC,D	2.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateH	33%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	40.4
Fidelity Series Total Market Index Fund	19.8
Fidelity Series Treasury Bill Index Fund	15.9
Fidelity Series Global ex U.S. Index Fund	13.3
Fidelity Series Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.8%
International Equity Funds	13.3%
Bond Funds	43.4%
Inflation-Protected Bond Funds	7.6%
Short-Term Funds	15.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $133,086,814)	13,550,973	154,752,114

International Equity Funds - 13.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $89,192,107)	8,279,083	103,654,119

Bond Funds - 43.4%
Fidelity Series Bond Index Fund (a)	28,916,350	314,609,887
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,284,641	23,600,346
TOTAL BOND FUNDS
(Cost $313,283,006)		338,210,233

Inflation-Protected Bond Funds - 7.6%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $55,346,607)	5,528,577	59,155,770

Short-Term Funds - 15.9%
Fidelity Cash Central Fund 0.10% (b)	6,376	6,378
Fidelity Series Treasury Bill Index Fund (a)	12,426,369	124,387,951
TOTAL SHORT-TERM FUNDS
(Cost $124,290,416)		124,394,329
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $715,198,950)		780,166,565
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61,237)
NET ASSETS - 100%		$780,105,328

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$271,732,748	$59,912,963	$23,198,118	$3,101,347	$36,942	$6,125,352	$314,609,887
Fidelity Series Global ex U.S. Index Fund	92,008,968	10,319,464	20,459,536	--	(854,550)	22,639,773	103,654,119
Fidelity Series Inflation-Protected Bond Index Fund	50,554,600	8,974,179	3,646,289	44,929	67,338	3,205,942	59,155,770
Fidelity Series Long-Term Treasury Bond Index Fund	20,486,851	5,357,986	1,542,748	580,426	4,364	(706,107)	23,600,346
Fidelity Series Total Market Index Fund	136,780,743	17,417,049	42,799,277	743,082	1,780,656	41,572,943	154,752,114
Fidelity Series Treasury Bill Index Fund	105,390,371	27,500,353	8,169,636	448,559	(7,278)	(325,859)	124,387,951
	$676,954,281	$129,481,994	$99,815,604	$4,918,343	$1,027,472	$72,512,044	$780,160,187

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$154,752,114	$154,752,114	$--	$--
International Equity Funds	103,654,119	103,654,119	--	--
Bond Funds	397,366,003	397,366,003	--	--
Short-Term Funds	124,394,329	124,394,329	--	--
Total Investments in Securities:	$780,166,565	$780,166,565	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $6,378)	$6,378
Other affiliated issuers (cost $715,192,572)	780,160,187
Total Investment in Securities (cost $715,198,950)		$780,166,565
Receivable for investments sold		2,034,392
Receivable for fund shares sold		705,259
Distributions receivable from Fidelity Central Funds		1
Total assets		782,906,217
Liabilities
Payable for investments purchased	$1,803,108
Payable for fund shares redeemed	936,543
Accrued management fee	61,238
Total liabilities		2,800,889
Net Assets		$780,105,328
Net Assets consist of:
Paid in capital		$711,609,000
Total accumulated earnings (loss)		68,496,328
Net Assets		$780,105,328
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($417,992,884 ÷ 30,682,238 shares)		$13.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($362,004,323 ÷ 26,563,964 shares)		$13.63
Premier Class:
Net Asset Value, offering price and redemption price per share ($108,121 ÷ 7,931 shares)		$13.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,045,586
Income from Fidelity Central Funds		3
Total income		4,045,589
Expenses
Management fee	$374,145
Independent trustees' fees and expenses	1,021
Total expenses		375,166
Net investment income (loss)		3,670,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,033,300
Capital gain distributions from underlying funds:
Affiliated issuers	872,757
Total net realized gain (loss)		1,906,057
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	72,512,044
Total change in net unrealized appreciation (depreciation)		72,512,044
Net gain (loss)		74,418,101
Net increase (decrease) in net assets resulting from operations		$78,088,524

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,670,423	$12,560,351
Net realized gain (loss)	1,906,057	88,993,318
Change in net unrealized appreciation (depreciation)	72,512,044	(98,136,014)
Net increase (decrease) in net assets resulting from operations	78,088,524	3,417,655
Distributions to shareholders	(5,508,624)	(99,261,191)
Share transactions - net increase (decrease)	30,623,800	208,593,558
Total increase (decrease) in net assets	103,203,700	112,750,022
Net Assets
Beginning of period	676,901,628	564,151,606
End of period	$780,105,328	$676,901,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$14.17	$14.25	$13.72	$13.03	$13.36
Income from Investment Operations
Net investment income (loss)A	.06	.27	.30	.25	.23	.20
Net realized and unrealized gain (loss)	1.33	.04B	.29	.65	.71	(.30)
Total from investment operations	1.39	.31	.59	.90	.94	(.10)
Distributions from net investment income	(.04)	(.27)	(.30)	(.24)	(.22)	(.23)
Distributions from net realized gain	(.06)	(1.88)	(.37)	(.14)	(.02)	–C
Total distributions	(.10)	(2.15)	(.67)	(.37)D	(.25)D	(.23)
Net asset value, end of period	$13.62	$12.33	$14.17	$14.25	$13.72	$13.03
Total ReturnE,F	11.32%	1.34%	4.43%	6.62%	7.24%	(.72)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%I	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%I	.12%	.12%	.12%	.09%	.08%
Expenses net of all reductions	.12%I	.12%	.12%	.12%	.09%	.08%
Net investment income (loss)	.96%I	1.93%	2.13%	1.77%	1.70%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$417,993	$353,955	$254,371	$239,660	$205,267	$232,187
Portfolio turnover rateJ	27%I	83%	45%	22%	36%	22%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$14.17	$14.25	$13.73	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.07	.28	.31	.26	.24	.27
Net realized and unrealized gain (loss)	1.33	.04C	.29	.64	.71	(.46)
Total from investment operations	1.40	.32	.60	.90	.95	(.19)
Distributions from net investment income	(.04)	(.28)	(.31)	(.24)	(.23)	(.21)
Distributions from net realized gain	(.06)	(1.88)	(.37)	(.14)	(.02)	–D
Total distributions	(.10)	(2.16)	(.68)	(.38)	(.25)	(.21)
Net asset value, end of period	$13.63	$12.33	$14.17	$14.25	$13.73	$13.03
Total ReturnE,F	11.41%	1.37%	4.49%	6.59%	7.39%	(1.39)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.06%	.07%	.04%	.02%I
Expenses net of all reductions	.08%I	.08%	.06%	.07%	.04%	.02%I
Net investment income (loss)	1.00%I	1.98%	2.19%	1.82%	1.75%	2.81%I
Supplemental Data
Net assets, end of period (000 omitted)	$362,004	$322,946	$309,781	$319,248	$286,173	$215,392
Portfolio turnover rateJ	27%I	83%	45%	22%	36%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.15
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.45
Total from investment operations	.48
Net asset value, end of period	$13.63
Total ReturnC	3.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F
Expenses net of fee waivers, if any	.06%F
Expenses net of all reductions	.06%F
Net investment income (loss)	.80%F
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateG	27%F

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	36.6
Fidelity Series Total Market Index Fund	25.3
Fidelity Series Global ex U.S. Index Fund	17.0
Fidelity Series Treasury Bill Index Fund	11.8
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.3%
International Equity Funds	17.0%
Bond Funds	39.6%
Inflation-Protected Bond Funds	6.3%
Short-Term Funds	11.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $392,346,721)	39,800,129	454,517,478

International Equity Funds - 17.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $268,976,685)	24,322,773	304,521,112

Bond Funds - 39.6%
Fidelity Series Bond Index Fund (a)	60,358,718	656,702,854
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,263,183	54,368,683
TOTAL BOND FUNDS
(Cost $658,395,146)		711,071,537

Inflation-Protected Bond Funds - 6.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $106,403,431)	10,621,091	113,645,675

Short-Term Funds - 11.8%
Fidelity Cash Central Fund 0.10% (b)	1,828	1,828
Fidelity Series Treasury Bill Index Fund (a)	21,125,248	211,463,731
TOTAL SHORT-TERM FUNDS
(Cost $211,294,172)		211,465,559
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,637,416,155)		1,795,221,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(141,423)
NET ASSETS - 100%		$1,795,079,938

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8
Total	$8

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$569,779,591	$125,739,155	$51,613,964	$6,491,269	$97,018	$12,701,054	$656,702,854
Fidelity Series Global ex U.S. Index Fund	270,265,990	21,158,926	50,907,312	--	(1,631,026)	65,634,534	304,521,112
Fidelity Series Inflation-Protected Bond Index Fund	97,440,517	17,400,266	7,489,472	86,291	129,977	6,164,387	113,645,675
Fidelity Series Long-Term Treasury Bond Index Fund	47,428,737	12,322,339	3,745,092	1,336,023	42,344	(1,679,645)	54,368,683
Fidelity Series Total Market Index Fund	401,548,581	40,725,570	114,838,629	2,167,747	5,933,270	121,148,686	454,517,478
Fidelity Series Treasury Bill Index Fund	178,532,622	48,438,715	14,945,621	757,725	(8,106)	(553,879)	211,463,731
Total	$1,564,996,038	$265,784,971	$243,540,090	$10,839,055	$4,563,477	$203,415,137	$1,795,219,533

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$454,517,478	$454,517,478	$--	$--
International Equity Funds	304,521,112	304,521,112	--	--
Bond Funds	824,717,212	824,717,212	--	--
Short-Term Funds	211,465,559	211,465,559	--	--
Total Investments in Securities:	$1,795,221,361	$1,795,221,361	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,828)	$1,828
Other affiliated issuers (cost $1,637,414,327)	1,795,219,533
Total Investment in Securities (cost $1,637,416,155)		$1,795,221,361
Receivable for investments sold		4,992,436
Receivable for fund shares sold		4,668,906
Distributions receivable from Fidelity Central Funds		7
Total assets		1,804,882,710
Liabilities
Payable for investments purchased	$6,268,023
Payable for fund shares redeemed	3,393,320
Accrued management fee	141,429
Total liabilities		9,802,772
Net Assets		$1,795,079,938
Net Assets consist of:
Paid in capital		$1,629,115,782
Total accumulated earnings (loss)		165,964,156
Net Assets		$1,795,079,938
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,055,973,206 ÷ 73,402,885 shares)		$14.39
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($737,547,308 ÷ 51,290,228 shares)		$14.38
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,559,424 ÷ 108,414 shares)		$14.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,867,889
Income from Fidelity Central Funds		8
Total income		8,867,897
Expenses
Management fee	$879,799
Independent trustees' fees and expenses	2,366
Total expenses before reductions	882,165
Expense reductions	(1)
Total expenses after reductions		882,164
Net investment income (loss)		7,985,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	4,563,477
Capital gain distributions from underlying funds:
Affiliated issuers	1,971,166
Total net realized gain (loss)		6,534,643
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	203,415,137
Total change in net unrealized appreciation (depreciation)		203,415,137
Net gain (loss)		209,949,780
Net increase (decrease) in net assets resulting from operations		$217,935,513

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,985,733	$29,557,836
Net realized gain (loss)	6,534,643	236,214,993
Change in net unrealized appreciation (depreciation)	203,415,137	(283,049,557)
Net increase (decrease) in net assets resulting from operations	217,935,513	(17,276,728)
Distributions to shareholders	(12,301,042)	(261,095,790)
Share transactions - net increase (decrease)	24,570,120	523,987,798
Total increase (decrease) in net assets	230,204,591	245,615,280
Net Assets
Beginning of period	1,564,875,347	1,319,260,067
End of period	$1,795,079,938	$1,564,875,347

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$15.09	$14.92	$14.11	$13.22	$13.62
Income from Investment Operations
Net investment income (loss)A	.06	.29	.32	.27	.25	.23
Net realized and unrealized gain (loss)	1.69	(.12)	.33	.83	.89	(.38)
Total from investment operations	1.75	.17	.65	1.10	1.14	(.15)
Distributions from net investment income	(.04)	(.29)	(.31)	(.25)	(.24)	(.25)
Distributions from net realized gain	(.06)	(2.23)	(.17)	(.04)	(.01)	–B
Total distributions	(.10)	(2.52)	(.48)	(.29)	(.25)	(.25)
Net asset value, end of period	$14.39	$12.74	$15.09	$14.92	$14.11	$13.22
Total ReturnC,D	13.79%	(.17)%	4.55%	7.82%	8.71%	(1.10)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.12%	.10%	.08%
Expenses net of all reductions	.12%G	.12%	.12%	.12%	.10%	.08%
Net investment income (loss)	.90%G	1.93%	2.12%	1.81%	1.80%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$1,055,973	$887,110	$721,922	$637,221	$516,456	$577,905
Portfolio turnover rateH	28%G	87%	36%	17%	29%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73	$15.08	$14.92	$14.10	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.07	.30	.33	.27	.25	.28
Net realized and unrealized gain (loss)	1.68	(.12)	.31	.85	.90	(.56)
Total from investment operations	1.75	.18	.64	1.12	1.15	(.28)
Distributions from net investment income	(.04)	(.29)	(.32)	(.26)	(.25)	(.23)
Distributions from net realized gain	(.06)	(2.23)	(.17)	(.04)	(.01)	–C
Total distributions	(.10)	(2.53)	(.48)D	(.30)	(.26)	(.23)
Net asset value, end of period	$14.38	$12.73	$15.08	$14.92	$14.10	$13.21
Total ReturnE,F	13.82%	(.15)%	4.55%	7.94%	8.79%	(2.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.06%	.07%	.04%	.02%I
Expenses net of all reductions	.08%I	.08%	.06%	.07%	.04%	.02%I
Net investment income (loss)	.94%I	1.97%	2.18%	1.86%	1.85%	2.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$737,547	$677,766	$597,338	$560,428	$520,752	$330,221
Portfolio turnover rateJ	28%I	87%	36%	17%	29%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.77
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.58
Total from investment operations	.61
Net asset value, end of period	$14.38
Total ReturnC,D	4.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.73%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,559
Portfolio turnover rateH	28%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Bond Index Fund	33.0
Fidelity Series Total Market Index Fund	30.5
Fidelity Series Global ex U.S. Index Fund	20.4
Fidelity Series Treasury Bill Index Fund	8.0
Fidelity Series Inflation-Protected Bond Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.5%
International Equity Funds	20.4%
Bond Funds	36.0%
Inflation-Protected Bond Funds	5.1%
Short-Term Funds	8.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,641,898,471)	166,048,573	1,896,274,707

International Equity Funds - 20.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,156,469,630)	101,459,667	1,270,275,036

Bond Funds - 36.0%
Fidelity Series Bond Index Fund (a)	188,503,533	2,050,918,443
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,226,145	188,276,080
TOTAL BOND FUNDS
(Cost $2,075,531,833)		2,239,194,523

Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $294,203,555)	29,570,520	316,404,562

Short-Term Funds - 8.0%
Fidelity Cash Central Fund 0.10% (b)	8,004	8,006
Fidelity Series Treasury Bill Index Fund (a)	49,733,290	497,830,236
TOTAL SHORT-TERM FUNDS
(Cost $497,454,437)		497,838,242
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,665,557,926)		6,219,987,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		(459,199)
NET ASSETS - 100%		$6,219,527,871

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,732,759,702	$410,599,613	$131,300,968	$19,891,739	$213,638	$38,646,458	$2,050,918,443
Fidelity Series Global ex U.S. Index Fund	1,084,026,871	77,771,411	148,467,644	--	(4,986,494)	261,930,892	1,270,275,036
Fidelity Series Inflation-Protected Bond Index Fund	262,939,106	52,574,868	16,146,057	233,971	191,095	16,845,550	316,404,562
Fidelity Series Long-Term Treasury Bond Index Fund	159,563,920	45,349,506	11,163,035	4,511,506	178,618	(5,652,929)	188,276,080
Fidelity Series Total Market Index Fund	1,610,508,398	151,664,211	376,703,274	8,705,383	15,106,225	495,699,147	1,896,274,707
Fidelity Series Treasury Bill Index Fund	408,468,808	118,961,071	28,302,122	1,748,482	(12,770)	(1,284,751)	497,830,236
	$5,258,266,805	$856,920,680	$712,083,100	$35,091,081	$10,690,312	$806,184,367	$6,219,979,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,896,274,707	$1,896,274,707	$--	$--
International Equity Funds	1,270,275,036	1,270,275,036	--	--
Bond Funds	2,555,599,085	2,555,599,085	--	--
Short-Term Funds	497,838,242	497,838,242	--	--
Total Investments in Securities:	$6,219,987,070	$6,219,987,070	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $8,006)	$8,006
Other affiliated issuers (cost $5,665,549,920)	6,219,979,064
Total Investment in Securities (cost $5,665,557,926)		$6,219,987,070
Cash		2
Receivable for investments sold		22,977,398
Receivable for fund shares sold		13,757,983
Distributions receivable from Fidelity Central Funds		1
Total assets		6,256,722,454
Liabilities
Payable for investments purchased	$25,488,014
Payable for fund shares redeemed	11,247,368
Accrued management fee	459,201
Total liabilities		37,194,583
Net Assets		$6,219,527,871
Net Assets consist of:
Paid in capital		$5,648,567,669
Total accumulated earnings (loss)		570,960,202
Net Assets		$6,219,527,871
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,080,045,686 ÷ 199,311,423 shares)		$15.45
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,137,899,676 ÷ 203,102,217 shares)		$15.45
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,582,509 ÷ 102,416 shares)		$15.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$28,537,647
Income from Fidelity Central Funds		3
Total income		28,537,650
Expenses
Management fee	$2,879,498
Independent trustees' fees and expenses	8,022
Total expenses before reductions	2,887,520
Expense reductions	(2)
Total expenses after reductions		2,887,518
Net investment income (loss)		25,650,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	10,690,312
Capital gain distributions from underlying funds:
Affiliated issuers	6,553,434
Total net realized gain (loss)		17,243,746
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	806,184,367
Total change in net unrealized appreciation (depreciation)		806,184,367
Net gain (loss)		823,428,113
Net increase (decrease) in net assets resulting from operations		$849,078,245

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,650,132	$100,716,061
Net realized gain (loss)	17,243,746	774,216,027
Change in net unrealized appreciation (depreciation)	806,184,367	(1,021,004,486)
Net increase (decrease) in net assets resulting from operations	849,078,245	(146,072,398)
Distributions to shareholders	(40,358,702)	(862,509,646)
Share transactions - net increase (decrease)	152,924,308	1,766,341,135
Total increase (decrease) in net assets	961,643,851	757,759,091
Net Assets
Beginning of period	5,257,884,020	4,500,124,929
End of period	$6,219,527,871	$5,257,884,020

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$16.01	$15.69	$14.70	$13.65	$14.10
Income from Investment Operations
Net investment income (loss)A	.06	.31	.33	.29	.27	.23
Net realized and unrealized gain (loss)	2.08	(.31)	.36	.99	1.04	(.42)
Total from investment operations	2.14	–B	.69	1.28	1.31	(.19)
Distributions from net investment income	(.03)	(.30)	(.32)	(.27)	(.25)	(.26)
Distributions from net realized gain	(.07)	(2.30)	(.05)	(.02)	(.01)	–B
Total distributions	(.10)	(2.60)	(.37)	(.29)	(.26)	(.26)
Net asset value, end of period	$15.45	$13.41	$16.01	$15.69	$14.70	$13.65
Total ReturnC,D	16.04%	(1.62)%	4.59%	8.72%	9.68%	(1.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%G	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	.85%G	1.92%	2.12%	1.86%	1.88%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,080,046	$2,544,746	$1,971,676	$1,638,441	$1,295,896	$1,410,489
Portfolio turnover rateH	24%G	87%	26%	11%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$16.01	$15.69	$14.70	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.07	.31	.34	.30	.27	.32
Net realized and unrealized gain (loss)	2.07	(.31)	.36	.99	1.05	(.67)
Total from investment operations	2.14	–C	.70	1.29	1.32	(.35)
Distributions from net investment income	(.04)	(.31)	(.33)	(.28)	(.26)	(.24)
Distributions from net realized gain	(.07)	(2.30)	(.05)	(.02)	(.01)	–C
Total distributions	(.10)D	(2.60)D	(.38)	(.30)	(.27)	(.24)
Net asset value, end of period	$15.45	$13.41	$16.01	$15.69	$14.70	$13.65
Total ReturnE,F	16.06%	(1.57)%	4.65%	8.77%	9.75%	(2.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.06%	.07%	.05%	.02%I
Expenses net of all reductions	.08%I	.08%	.06%	.07%	.05%	.02%I
Net investment income (loss)	.89%I	1.96%	2.18%	1.91%	1.93%	3.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,137,900	$2,713,138	$2,528,449	$2,304,112	$1,994,180	$1,249,900
Portfolio turnover rateJ	24%I	87%	26%	11%	20%	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$14.69
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.74
Total from investment operations	.76
Net asset value, end of period	$15.45
Total ReturnC,D	5.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,583
Portfolio turnover rateH	24%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	34.4
Fidelity Series Bond Index Fund	30.4
Fidelity Series Global ex U.S. Index Fund	23.1
Fidelity Series Treasury Bill Index Fund	4.8
Fidelity Series Inflation-Protected Bond Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.4%
International Equity Funds	23.1%
Bond Funds	33.4%
Inflation-Protected Bond Funds	4.3%
Short-Term Funds	4.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,428,412,253)	244,861,317	2,796,316,241

International Equity Funds - 23.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,761,052,521)	149,824,319	1,875,800,478

Bond Funds - 33.4%
Fidelity Series Bond Index Fund (a)	227,424,942	2,474,383,374
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,825,410	246,116,484
TOTAL BOND FUNDS
(Cost $2,540,630,383)		2,720,499,858

Inflation-Protected Bond Funds - 4.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $327,119,565)	32,797,639	350,934,735

Short-Term Funds - 4.8%
Fidelity Cash Central Fund 0.10% (b)	11,080	11,083
Fidelity Series Treasury Bill Index Fund (a)	38,921,000	389,599,212
TOTAL SHORT-TERM FUNDS
(Cost $389,350,883)		389,610,295
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,446,565,605)		8,133,161,607
NET OTHER ASSETS (LIABILITIES) - 0.0%		(602,819)
NET ASSETS - 100%		$8,132,558,788

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,948,277,810	$614,892,971	$132,582,686	$23,204,212	$(65,349)	$43,860,628	$2,474,383,374
Fidelity Series Global ex U.S. Index Fund	1,490,810,954	187,779,530	164,207,463	--	(2,800,309)	364,217,766	1,875,800,478
Fidelity Series Inflation-Protected Bond Index Fund	272,628,331	75,247,077	15,113,350	249,575	310,398	17,862,279	350,934,735
Fidelity Series Long-Term Treasury Bond Index Fund	194,739,531	70,525,943	12,298,109	5,593,800	88,704	(6,939,585)	246,116,484
Fidelity Series Total Market Index Fund	2,215,132,125	331,776,518	468,804,378	11,998,812	6,294,053	711,917,923	2,796,316,241
Fidelity Series Treasury Bill Index Fund	289,167,151	117,992,376	16,622,594	1,276,309	(8,240)	(929,481)	389,599,212
	$6,410,755,902	$1,398,214,415	$809,628,580	$42,322,708	$3,819,257	$1,129,989,530	$8,133,150,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,796,316,241	$2,796,316,241	$--	$--
International Equity Funds	1,875,800,478	1,875,800,478	--	--
Bond Funds	3,071,434,593	3,071,434,593	--	--
Short-Term Funds	389,610,295	389,610,295	--	--
Total Investments in Securities:	$8,133,161,607	$8,133,161,607	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $11,083)	$11,083
Other affiliated issuers (cost $7,446,554,522)	8,133,150,524
Total Investment in Securities (cost $7,446,565,605)		$8,133,161,607
Cash		3
Receivable for investments sold		26,396,526
Receivable for fund shares sold		24,399,646
Distributions receivable from Fidelity Central Funds		1
Total assets		8,183,957,783
Liabilities
Payable for investments purchased	$40,043,218
Payable for fund shares redeemed	10,752,952
Accrued management fee	602,825
Total liabilities		51,398,995
Net Assets		$8,132,558,788
Net Assets consist of:
Paid in capital		$7,432,633,788
Total accumulated earnings (loss)		699,925,000
Net Assets		$8,132,558,788
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($4,389,893,282 ÷ 257,254,602 shares)		$17.06
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,741,825,574 ÷ 219,189,807 shares)		$17.07
Premier Class:
Net Asset Value, offering price and redemption price per share ($839,932 ÷ 49,206 shares)		$17.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$34,446,559
Income from Fidelity Central Funds		4
Total income		34,446,563
Expenses
Management fee	$3,717,924
Independent trustees' fees and expenses	10,016
Total expenses before reductions	3,727,940
Expense reductions	(1)
Total expenses after reductions		3,727,939
Net investment income (loss)		30,718,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,819,257
Capital gain distributions from underlying funds:
Affiliated issuers	7,876,149
Total net realized gain (loss)		11,695,406
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,129,989,530
Total change in net unrealized appreciation (depreciation)		1,129,989,530
Net gain (loss)		1,141,684,936
Net increase (decrease) in net assets resulting from operations		$1,172,403,560

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,718,624	$114,917,394
Net realized gain (loss)	11,695,406	731,279,832
Change in net unrealized appreciation (depreciation)	1,129,989,530	(1,147,151,072)
Net increase (decrease) in net assets resulting from operations	1,172,403,560	(300,953,846)
Distributions to shareholders	(42,984,503)	(827,608,471)
Share transactions - net increase (decrease)	592,851,799	2,775,845,410
Total increase (decrease) in net assets	1,722,270,856	1,647,283,093
Net Assets
Beginning of period	6,410,287,932	4,763,004,839
End of period	$8,132,558,788	$6,410,287,932

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$17.05	$16.67	$15.50	$14.27	$14.80
Income from Investment Operations
Net investment income (loss)A	.07	.33	.36	.31	.29	.27
Net realized and unrealized gain (loss)	2.52	(.54)	.38	1.17	1.22	(.52)
Total from investment operations	2.59	(.21)	.74	1.48	1.51	(.25)
Distributions from net investment income	(.03)	(.31)	(.34)	(.29)	(.27)	(.27)
Distributions from net realized gain	(.07)	(1.96)	(.03)	(.02)	(.01)	–B
Total distributions	(.10)	(2.27)	(.36)C	(.31)	(.28)	(.28)C
Net asset value, end of period	$17.06	$14.57	$17.05	$16.67	$15.50	$14.27
Total ReturnD,E	17.81%	(2.75)%	4.64%	9.53%	10.67%	(1.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%H	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	.80%H	1.93%	2.13%	1.91%	1.97%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,389,893	$3,443,936	$2,382,206	$1,761,022	$1,227,802	$1,179,785
Portfolio turnover rateI	22%H	82%	19%	9%	18%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$17.05	$16.67	$15.50	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.07	.34	.37	.32	.30	.33
Net realized and unrealized gain (loss)	2.53	(.54)	.38	1.17	1.22	(.79)
Total from investment operations	2.60	(.20)	.75	1.49	1.52	(.46)
Distributions from net investment income	(.03)	(.32)	(.34)	(.30)	(.28)	(.27)
Distributions from net realized gain	(.07)	(1.96)	(.03)	(.02)	(.01)	–C
Total distributions	(.10)	(2.28)	(.37)	(.32)	(.29)	(.27)
Net asset value, end of period	$17.07	$14.57	$17.05	$16.67	$15.50	$14.27
Total ReturnD,E	17.89%	(2.71)%	4.70%	9.58%	10.74%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.08%H	.08%	.05%	.07%	.05%	.02%H
Expenses net of all reductions	.08%H	.08%	.05%	.07%	.05%	.02%H
Net investment income (loss)	.84%H	1.97%	2.19%	1.96%	2.02%	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,741,826	$2,966,352	$2,380,799	$1,856,410	$1,456,538	$792,922
Portfolio turnover rateI	22%H	82%	19%	9%	18%	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$16.14
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.90
Total from investment operations	.93
Net asset value, end of period	$17.07
Total ReturnC,D	5.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.59%G
Supplemental Data
Net assets, end of period (000 omitted)	$840
Portfolio turnover rateH	22%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	39.4
Fidelity Series Bond Index Fund	27.1
Fidelity Series Global ex U.S. Index Fund	26.4
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.4%
International Equity Funds	26.4%
Bond Funds	30.2%
Inflation-Protected Bond Funds	3.6%
Short-Term Funds	0.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,297,872,223)	331,861,149	3,789,854,320

International Equity Funds - 26.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,394,275,811)	202,985,587	2,541,379,552

Bond Funds - 30.2%
Fidelity Series Bond Index Fund (a)	239,727,877	2,608,239,304
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,296,423	292,302,054
TOTAL BOND FUNDS
(Cost $2,710,580,841)		2,900,541,358

Inflation-Protected Bond Funds - 3.6%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $323,671,013)	32,146,552	343,968,103

Short-Term Funds - 0.4%
Fidelity Cash Central Fund 0.10% (b)	16,096	16,099
Fidelity Series Treasury Bill Index Fund (a)	4,338,313	43,426,509
TOTAL SHORT-TERM FUNDS
(Cost $43,442,608)		43,442,608
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,769,842,496)		9,619,185,941
NET OTHER ASSETS (LIABILITIES) - 0.0%		(680,344)
NET ASSETS - 100%		$9,618,505,597

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6
Total	$6

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$2,006,678,546	$694,091,207	$137,547,717	$24,189,209	$(62,344)	$45,079,612	$2,608,239,304
Fidelity Series Global ex U.S. Index Fund	2,022,394,320	241,522,119	213,874,102	--	(5,784,625)	497,121,840	2,541,379,552
Fidelity Series Inflation-Protected Bond Index Fund	233,219,272	108,158,231	14,176,127	229,086	(6,121)	16,772,848	343,968,103
Fidelity Series Long-Term Treasury Bond Index Fund	228,669,467	86,314,098	14,652,101	6,561,248	337,605	(8,367,015)	292,302,054
Fidelity Series Total Market Index Fund	3,004,594,636	391,881,594	581,654,522	16,253,809	8,964,331	966,068,281	3,789,854,320
Fidelity Series Treasury Bill Index Fund	--	44,273,210	846,701	5,660	--	--	43,426,509
	$7,495,556,241	$1,566,240,459	$962,751,270	$47,239,012	$3,448,846	$1,516,675,566	$9,619,169,842

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,789,854,320	$3,789,854,320	$--	$--
International Equity Funds	2,541,379,552	2,541,379,552	--	--
Bond Funds	3,244,509,461	3,244,509,461	--	--
Short-Term Funds	43,442,608	43,442,608	--	--
Total Investments in Securities:	$9,619,185,941	$9,619,185,941	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $16,099)	$16,099
Other affiliated issuers (cost $8,769,826,397)	9,619,169,842
Total Investment in Securities (cost $8,769,842,496)		$9,619,185,941
Cash		4
Receivable for investments sold		32,327,393
Receivable for fund shares sold		25,653,445
Distributions receivable from Fidelity Central Funds		1
Total assets		9,677,166,784
Liabilities
Payable for investments purchased	$46,024,312
Payable for fund shares redeemed	11,956,524
Accrued management fee	680,351
Total liabilities		58,661,187
Net Assets		$9,618,505,597
Net Assets consist of:
Paid in capital		$8,749,774,152
Total accumulated earnings (loss)		868,731,445
Net Assets		$9,618,505,597
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($4,646,104,691 ÷ 263,461,654 shares)		$17.63
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,971,145,921 ÷ 281,825,270 shares)		$17.64
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,254,985 ÷ 71,141 shares)		$17.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$38,312,347
Income from Fidelity Central Funds		6
Total income		38,312,353
Expenses
Management fee	$4,279,586
Independent trustees' fees and expenses	11,801
Total expenses before reductions	4,291,387
Expense reductions	(3)
Total expenses after reductions		4,291,384
Net investment income (loss)		34,020,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,448,846
Capital gain distributions from underlying funds:
Affiliated issuers	8,926,665
Total net realized gain (loss)		12,375,511
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,516,675,566
Total change in net unrealized appreciation (depreciation)		1,516,675,566
Net gain (loss)		1,529,051,077
Net increase (decrease) in net assets resulting from operations		$1,563,072,046

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,020,969	$137,012,879
Net realized gain (loss)	12,375,511	1,056,140,498
Change in net unrealized appreciation (depreciation)	1,516,675,566	(1,674,382,215)
Net increase (decrease) in net assets resulting from operations	1,563,072,046	(481,228,838)
Distributions to shareholders	(48,328,958)	(1,169,499,813)
Share transactions - net increase (decrease)	608,719,504	3,375,705,070
Total increase (decrease) in net assets	2,123,462,592	1,724,976,419
Net Assets
Beginning of period	7,495,043,005	5,770,066,586
End of period	$9,618,505,597	$7,495,043,005

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.73	$17.99	$17.57	$16.07	$14.49	$15.15
Income from Investment Operations
Net investment income (loss)A	.06	.34	.38	.33	.31	.26
Net realized and unrealized gain (loss)	2.93	(.74)	.41	1.50	1.57	(.63)
Total from investment operations	2.99	(.40)	.79	1.83	1.88	(.37)
Distributions from net investment income	(.03)	(.33)	(.36)	(.31)	(.29)	(.29)
Distributions from net realized gain	(.07)	(2.53)	(.01)	(.01)	(.01)	–B
Total distributions	(.09)C	(2.86)	(.37)	(.33)C	(.30)	(.29)
Net asset value, end of period	$17.63	$14.73	$17.99	$17.57	$16.07	$14.49
Total ReturnD,E	20.39%	(4.38)%	4.71%	11.35%	13.07%	(2.44)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%H	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	.74%H	1.92%	2.14%	1.92%	2.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$4,646,105	$3,610,892	$2,500,479	$1,856,566	$1,333,880	$1,315,200
Portfolio turnover rateI	22%H	85%	14%	9%	13%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.73	$18.00	$17.57	$16.07	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.07	.35	.39	.34	.32	.38
Net realized and unrealized gain (loss)	2.94	(.75)	.42	1.49	1.57	(1.04)
Total from investment operations	3.01	(.40)	.81	1.83	1.89	(.66)
Distributions from net investment income	(.03)	(.34)	(.37)	(.32)	(.30)	(.29)
Distributions from net realized gain	(.07)	(2.53)	(.01)	(.01)	(.01)	–C
Total distributions	(.10)	(2.87)	(.38)	(.33)	(.31)	(.29)
Net asset value, end of period	$17.64	$14.73	$18.00	$17.57	$16.07	$14.49
Total ReturnD,E	20.47%	(4.40)%	4.82%	11.39%	13.13%	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.08%H	.08%	.05%	.07%	.05%	.02%H
Expenses net of all reductions	.08%H	.08%	.05%	.07%	.05%	.02%H
Net investment income (loss)	.78%H	1.96%	2.20%	1.97%	2.08%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,971,146	$3,884,151	$3,269,588	$2,642,936	$2,025,502	$1,165,165
Portfolio turnover rateI	22%H	85%	14%	9%	13%	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$16.56
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.08
Net asset value, end of period	$17.64
Total ReturnC,D	6.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,255
Portfolio turnover rateH	22%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	48.4
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	16.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.4%
International Equity Funds	32.5%
Bond Funds	19.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,043,435,575)	305,272,216	3,486,208,708

International Equity Funds - 32.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,229,726,632)	186,630,941	2,336,619,378

Bond Funds - 19.1%
Fidelity Series Bond Index Fund (a)	106,097,462	1,154,340,388
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,128,570	218,258,131
TOTAL BOND FUNDS
(Cost $1,287,450,173)		1,372,598,519

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.10% (b)
(Cost $13,410)	13,408	13,410
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,560,625,790)		7,195,440,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		(499,437)
NET ASSETS - 100%		$7,194,940,578

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$804,682,448	$383,061,040	$51,338,378	$10,143,866	$(829)	$17,936,107	$1,154,340,388
Fidelity Series Global ex U.S. Index Fund	1,766,350,334	271,563,133	137,182,617	--	(3,034,404)	438,922,932	2,336,619,378
Fidelity Series Long-Term Treasury Bond Index Fund	164,771,244	71,827,760	12,522,069	4,748,491	357,485	(6,176,289)	218,258,131
Fidelity Series Total Market Index Fund	2,621,604,249	401,097,215	399,670,418	14,182,125	(2,974,217)	866,151,879	3,486,208,708
	$5,357,408,275	$1,127,549,148	$600,713,482	$29,074,482	$(5,651,965)	$1,316,834,629	$7,195,426,605

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,486,208,708	$3,486,208,708	$--	$--
International Equity Funds	2,336,619,378	2,336,619,378	--	--
Bond Funds	1,372,598,519	1,372,598,519	--	--
Short-Term Funds	13,410	13,410	--	--
Total Investments in Securities:	$7,195,440,015	$7,195,440,015	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $13,410)	$13,410
Other affiliated issuers (cost $6,560,612,380)	7,195,426,605
Total Investment in Securities (cost $6,560,625,790)		$7,195,440,015
Cash		3
Receivable for investments sold		15,438,388
Receivable for fund shares sold		21,823,011
Distributions receivable from Fidelity Central Funds		1
Total assets		7,232,701,418
Liabilities
Payable for investments purchased	$29,589,500
Payable for fund shares redeemed	7,671,898
Accrued management fee	499,442
Total liabilities		37,760,840
Net Assets		$7,194,940,578
Net Assets consist of:
Paid in capital		$6,560,697,354
Total accumulated earnings (loss)		634,243,224
Net Assets		$7,194,940,578
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,762,560,702 ÷ 199,916,401 shares)		$18.82
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,431,399,058 ÷ 182,234,102 shares)		$18.83
Premier Class:
Net Asset Value, offering price and redemption price per share ($980,818 ÷ 52,080 shares)		$18.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,902,658
Income from Fidelity Central Funds		5
Total income		21,902,663
Expenses
Management fee	$3,188,505
Independent trustees' fees and expenses	8,606
Total expenses before reductions	3,197,111
Expense reductions	(1)
Total expenses after reductions		3,197,110
Net investment income (loss)		18,705,553
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,651,965)
Capital gain distributions from underlying funds:
Affiliated issuers	7,171,824
Total net realized gain (loss)		1,519,859
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,316,834,629
Total change in net unrealized appreciation (depreciation)		1,316,834,629
Net gain (loss)		1,318,354,488
Net increase (decrease) in net assets resulting from operations		$1,337,060,041

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,705,553	$95,902,909
Net realized gain (loss)	1,519,859	746,932,782
Change in net unrealized appreciation (depreciation)	1,316,834,629	(1,379,836,593)
Net increase (decrease) in net assets resulting from operations	1,337,060,041	(537,000,902)
Distributions to shareholders	(26,122,526)	(832,182,362)
Share transactions - net increase (decrease)	526,952,479	2,708,059,203
Total increase (decrease) in net assets	1,837,889,994	1,338,875,939
Net Assets
Beginning of period	5,357,050,584	4,018,174,645
End of period	$7,194,940,578	$5,357,050,584

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$19.07	$18.63	$16.79	$14.91	$15.67
Income from Investment Operations
Net investment income (loss)A	.05	.36	.39	.34	.32	.27
Net realized and unrealized gain (loss)	3.64	(1.26)	.43	1.84	1.87	(.73)
Total from investment operations	3.69	(.90)	.82	2.18	2.19	(.46)
Distributions from net investment income	(.01)	(.33)	(.37)	(.32)	(.30)	(.30)
Distributions from net realized gain	(.06)	(2.64)	(.01)	(.02)	(.01)	–B
Total distributions	(.07)	(2.97)	(.38)	(.34)	(.31)	(.30)
Net asset value, end of period	$18.82	$15.20	$19.07	$18.63	$16.79	$14.91
Total ReturnC,D	24.35%	(7.39)%	4.63%	12.96%	14.81%	(2.93)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%G	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	.55%G	1.87%	2.08%	1.89%	2.02%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$3,762,561	$2,844,302	$2,003,135	$1,390,826	$936,458	$880,845
Portfolio turnover rateH	19%G	80%	10%	7%	13%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.21	$19.08	$18.64	$16.80	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.05	.37	.40	.35	.33	.39
Net realized and unrealized gain (loss)	3.64	(1.26)	.43	1.84	1.87	(1.20)
Total from investment operations	3.69	(.89)	.83	2.19	2.20	(.81)
Distributions from net investment income	(.02)	(.34)	(.38)	(.33)	(.31)	(.30)
Distributions from net realized gain	(.06)	(2.64)	(.01)	(.02)	(.01)	–C
Total distributions	(.07)D	(2.98)	(.39)	(.35)	(.32)	(.30)
Net asset value, end of period	$18.83	$15.21	$19.08	$18.64	$16.80	$14.92
Total ReturnE,F	24.35%	(7.33)%	4.69%	13.00%	14.87%	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.08%I	.08%	.05%	.07%	.05%	.01%I
Net investment income (loss)	.59%I	1.92%	2.14%	1.94%	2.07%	3.53%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,431,399	$2,512,748	$2,015,039	$1,522,603	$1,130,096	$581,231
Portfolio turnover rateJ	19%I	80%	10%	7%	13%	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.48
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.35
Net asset value, end of period	$18.83
Total ReturnC,D	7.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$981
Portfolio turnover rateH	19%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.8%
International Equity Funds	36.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,392,582,941)	339,352,120	3,875,401,209

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,478,218,380)	207,475,749	2,597,596,380

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	46,710,464	508,209,845
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,153,621	218,516,901
TOTAL BOND FUNDS
(Cost $671,321,815)		726,726,746

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.10% (b)
(Cost $14,315)	14,312	14,315
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,542,137,451)		7,199,738,650
NET OTHER ASSETS (LIABILITIES) - 0.0%		(472,270)
NET ASSETS - 100%		$7,199,266,380

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$377,706,341	$150,970,293	$28,860,355	$4,608,954	$39,263	$8,354,303	$508,209,845
Fidelity Series Global ex U.S. Index Fund	1,902,639,827	355,183,516	132,095,769	--	(3,511,216)	475,380,022	2,597,596,380
Fidelity Series Long-Term Treasury Bond Index Fund	162,230,894	74,321,206	12,243,643	4,682,659	402,771	(6,194,327)	218,516,901
Fidelity Series Total Market Index Fund	2,824,362,277	443,780,877	326,572,929	15,255,487	(9,887,958)	943,718,942	3,875,401,209
Total	$5,266,939,339	$1,024,255,892	$499,772,696	$24,547,100	$(12,957,140)	$1,421,258,940	$7,199,724,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,875,401,209	$3,875,401,209	$--	$--
International Equity Funds	2,597,596,380	2,597,596,380	--	--
Bond Funds	726,726,746	726,726,746	--	--
Short-Term Funds	14,315	14,315	--	--
Total Investments in Securities:	$7,199,738,650	$7,199,738,650	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $14,315)	$14,315
Other affiliated issuers (cost $6,542,123,136)	7,199,724,335
Total Investment in Securities (cost $6,542,137,451)		$7,199,738,650
Cash		4
Receivable for investments sold		19,393,131
Receivable for fund shares sold		23,366,621
Distributions receivable from Fidelity Central Funds		1
Total assets		7,242,498,407
Liabilities
Payable for investments purchased	$36,766,408
Payable for fund shares redeemed	5,993,343
Accrued management fee	472,276
Total liabilities		43,232,027
Net Assets		$7,199,266,380
Net Assets consist of:
Paid in capital		$6,551,616,518
Total accumulated earnings (loss)		647,649,862
Net Assets		$7,199,266,380
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,256,745,354 ÷ 174,949,516 shares)		$18.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,939,403,494 ÷ 211,638,387 shares)		$18.61
Premier Class:
Net Asset Value, offering price and redemption price per share ($3,117,532 ÷ 167,506 shares)		$18.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,096,913
Income from Fidelity Central Funds		5
Total income		17,096,918
Expenses
Management fee	$3,060,720
Independent trustees' fees and expenses	8,509
Total expenses before reductions	3,069,229
Expense reductions	(1)
Total expenses after reductions		3,069,228
Net investment income (loss)		14,027,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(12,957,140)
Capital gain distributions from underlying funds:
Affiliated issuers	7,450,187
Total net realized gain (loss)		(5,506,953)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,421,258,940
Total change in net unrealized appreciation (depreciation)		1,421,258,940
Net gain (loss)		1,415,751,987
Net increase (decrease) in net assets resulting from operations		$1,429,779,677

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,027,690	$94,224,108
Net realized gain (loss)	(5,506,953)	847,119,448
Change in net unrealized appreciation (depreciation)	1,421,258,940	(1,557,654,334)
Net increase (decrease) in net assets resulting from operations	1,429,779,677	(616,310,778)
Distributions to shareholders	(23,356,311)	(928,689,470)
Share transactions - net increase (decrease)	526,230,899	2,675,344,924
Total increase (decrease) in net assets	1,932,654,265	1,130,344,676
Net Assets
Beginning of period	5,266,612,115	4,136,267,439
End of period	$7,199,266,380	$5,266,612,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$19.19	$18.77	$16.90	$15.00	$15.76
Income from Investment Operations
Net investment income (loss)A	.04	.35	.39	.34	.32	.26
Net realized and unrealized gain (loss)	3.87	(1.43)	.42	1.87	1.90	(.72)
Total from investment operations	3.91	(1.08)	.81	2.21	2.22	(.46)
Distributions from net investment income	(.01)	(.33)	(.38)	(.33)	(.31)	(.30)
Distributions from net realized gain	(.06)	(3.00)	(.01)	(.02)	(.01)	–B
Total distributions	(.06)C	(3.34)	(.39)	(.34)C	(.32)	(.30)
Net asset value, end of period	$18.62	$14.77	$19.19	$18.77	$16.90	$15.00
Total ReturnD,E	26.56%	(8.93)%	4.56%	13.08%	14.90%	(2.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%H	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	.41%H	1.82%	2.06%	1.87%	2.02%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$3,256,745	$2,405,077	$1,731,927	$1,281,722	$900,067	$910,880
Portfolio turnover rateI	16%H	78%	10%	6%	13%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$19.19	$18.77	$16.89	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.04	.36	.40	.35	.33	.41
Net realized and unrealized gain (loss)	3.87	(1.43)	.42	1.88	1.89	(1.22)
Total from investment operations	3.91	(1.07)	.82	2.23	2.22	(.81)
Distributions from net investment income	(.01)	(.34)	(.39)	(.34)	(.32)	(.30)
Distributions from net realized gain	(.06)	(3.00)	(.01)	(.02)	(.01)	–C
Total distributions	(.07)	(3.35)	(.40)	(.35)D	(.33)	(.31)D
Net asset value, end of period	$18.61	$14.77	$19.19	$18.77	$16.89	$15.00
Total ReturnE,F	26.50%	(8.89)%	4.61%	13.20%	14.90%	(5.06)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.08%I	.08%	.05%	.07%	.05%	.01%I
Net investment income (loss)	.45%I	1.86%	2.12%	1.92%	2.07%	3.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,939,403	$2,861,535	$2,404,340	$1,929,498	$1,438,010	$830,093
Portfolio turnover rateJ	16%I	78%	10%	6%	13%	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.16
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	1.44
Total from investment operations	1.45
Net asset value, end of period	$18.61
Total ReturnC,D	8.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.14%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,118
Portfolio turnover rateH	16%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.8%
International Equity Funds	36.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,465,175,777)	246,212,518	2,811,746,951

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,806,715,861)	150,530,760	1,884,645,119

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	33,889,729	368,720,254
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,347,498	158,539,652
TOTAL BOND FUNDS
(Cost $488,970,213)		527,259,906

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.10% (b)
(Cost $6,762)	6,761	6,762
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,760,868,613)		5,223,658,738
NET OTHER ASSETS (LIABILITIES) - 0.0%		(344,308)
NET ASSETS - 100%		$5,223,314,430

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$265,381,678	$115,601,536	$18,150,054	$3,281,799	$16,238	$5,870,856	$368,720,254
Fidelity Series Global ex U.S. Index Fund	1,336,844,056	295,358,791	81,177,454	--	(2,581,986)	336,201,712	1,884,645,119
Fidelity Series Long-Term Treasury Bond Index Fund	113,985,596	56,361,439	7,686,766	3,312,207	242,808	(4,363,425)	158,539,652
Fidelity Series Total Market Index Fund	1,984,476,206	382,360,309	215,894,838	10,739,787	(9,590,047)	670,395,321	2,811,746,951
Total	$3,700,687,536	$849,682,075	$322,909,112	$17,333,793	$(11,912,987)	$1,008,104,464	$5,223,651,976

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,811,746,951	$2,811,746,951	$--	$--
International Equity Funds	1,884,645,119	1,884,645,119	--	--
Bond Funds	527,259,906	527,259,906	--	--
Short-Term Funds	6,762	6,762	--	--
Total Investments in Securities:	$5,223,658,738	$5,223,658,738	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $6,762)	$6,762
Other affiliated issuers (cost $4,760,861,851)	5,223,651,976
Total Investment in Securities (cost $4,760,868,613)		$5,223,658,738
Cash		3,113
Receivable for investments sold		12,282,235
Receivable for fund shares sold		20,709,478
Distributions receivable from Fidelity Central Funds		1
Total assets		5,256,653,565
Liabilities
Payable for investments purchased	$28,581,407
Payable for fund shares redeemed	4,410,305
Accrued management fee	347,423
Total liabilities		33,339,135
Net Assets		$5,223,314,430
Net Assets consist of:
Paid in capital		$4,767,204,118
Total accumulated earnings (loss)		456,110,312
Net Assets		$5,223,314,430
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,503,430,240 ÷ 129,676,374 shares)		$19.31
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,718,129,915 ÷ 140,732,154 shares)		$19.31
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,754,275 ÷ 90,816 shares)		$19.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$12,088,873
Income from Fidelity Central Funds		3
Total income		12,088,876
Expenses
Management fee	$2,209,987
Independent trustees' fees and expenses	6,017
Total expenses		2,216,004
Net investment income (loss)		9,872,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(11,912,987)
Capital gain distributions from underlying funds:
Affiliated issuers	5,244,920
Total net realized gain (loss)		(6,668,067)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,008,104,464
Total change in net unrealized appreciation (depreciation)		1,008,104,464
Net gain (loss)		1,001,436,397
Net increase (decrease) in net assets resulting from operations		$1,011,309,269

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,872,872	$64,532,418
Net realized gain (loss)	(6,668,067)	484,430,417
Change in net unrealized appreciation (depreciation)	1,008,104,464	(986,442,740)
Net increase (decrease) in net assets resulting from operations	1,011,309,269	(437,479,905)
Distributions to shareholders	(15,178,439)	(537,813,779)
Share transactions - net increase (decrease)	526,729,546	1,985,672,707
Total increase (decrease) in net assets	1,522,860,376	1,010,379,023
Net Assets
Beginning of period	3,700,454,054	2,690,075,031
End of period	$5,223,314,430	$3,700,454,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.31	$19.33	$18.91	$17.04	$15.13	$15.89
Income from Investment Operations
Net investment income (loss)A	.04	.36	.39	.35	.33	.28
Net realized and unrealized gain (loss)	4.02	(1.56)	.43	1.88	1.90	(.74)
Total from investment operations	4.06	(1.20)	.82	2.23	2.23	(.46)
Distributions from net investment income	(.01)	(.33)	(.38)	(.33)	(.31)	(.30)
Distributions from net realized gain	(.06)	(2.49)	(.02)	(.03)	(.01)	–B
Total distributions	(.06)C	(2.82)	(.40)	(.36)	(.32)	(.30)
Net asset value, end of period	$19.31	$15.31	$19.33	$18.91	$17.04	$15.13
Total ReturnD,E	26.58%	(8.96)%	4.58%	13.08%	14.87%	(2.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%H	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	.41%H	1.85%	2.06%	1.89%	2.04%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$2,503,430	$1,810,294	$1,244,020	$872,779	$583,893	$542,581
Portfolio turnover rateI	14%H	77%	10%	6%	15%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$19.33	$18.92	$17.04	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.04	.37	.40	.36	.34	.40
Net realized and unrealized gain (loss)	4.01	(1.55)	.42	1.89	1.90	(1.22)
Total from investment operations	4.05	(1.18)	.82	2.25	2.24	(.82)
Distributions from net investment income	(.01)	(.34)	(.39)	(.34)	(.32)	(.30)
Distributions from net realized gain	(.06)	(2.49)	(.02)	(.03)	(.01)	–C
Total distributions	(.06)D	(2.83)	(.41)	(.37)	(.33)	(.31)D
Net asset value, end of period	$19.31	$15.32	$19.33	$18.92	$17.04	$15.13
Total ReturnE,F	26.51%	(8.88)%	4.58%	13.20%	14.94%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.08%I	.08%	.05%	.07%	.05%	.01%I
Net investment income (loss)	.45%I	1.89%	2.11%	1.94%	2.09%	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,718,130	$1,890,160	$1,446,055	$1,062,443	$743,645	$386,977
Portfolio turnover rateJ	14%I	77%	10%	6%	15%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.81
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	1.50
Total from investment operations	1.51
Net asset value, end of period	$19.32
Total ReturnC	8.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F
Expenses net of fee waivers, if any	.06%F
Expenses net of all reductions	.06%F
Net investment income (loss)	.14%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,754
Portfolio turnover rateG	14%F

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.8%
International Equity Funds	36.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,237,868,437)	223,565,173	2,553,114,280

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,637,348,982)	136,684,539	1,711,290,428

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	30,772,418	334,803,913
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,935,776	143,956,565
TOTAL BOND FUNDS
(Cost $444,241,731)		478,760,478

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.10% (b)
(Cost $7,655)	7,653	7,655
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,319,466,805)		4,743,172,841
NET OTHER ASSETS (LIABILITIES) - 0.0%		(310,359)
NET ASSETS - 100%		$4,742,862,482

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$239,541,482	$104,816,737	$14,892,955	$2,979,699	$5,775	$5,332,874	$334,803,913
Fidelity Series Global ex U.S. Index Fund	1,206,691,413	267,886,426	66,417,233	--	(3,537,864)	306,667,686	1,711,290,428
Fidelity Series Long-Term Treasury Bond Index Fund	102,886,807	51,114,292	6,295,241	3,000,814	193,091	(3,942,384)	143,956,565
Fidelity Series Total Market Index Fund	1,791,279,644	345,079,855	183,192,545	9,715,671	(9,662,147)	609,609,473	2,553,114,280
Total	$3,340,399,346	$768,897,310	$270,797,974	$15,696,184	$(13,001,145)	$917,667,649	$4,743,165,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,553,114,280	$2,553,114,280	$--	$--
International Equity Funds	1,711,290,428	1,711,290,428	--	--
Bond Funds	478,760,478	478,760,478	--	--
Short-Term Funds	7,655	7,655	--	--
Total Investments in Securities:	$4,743,172,841	$4,743,172,841	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $7,655)	$7,655
Other affiliated issuers (cost $4,319,459,150)	4,743,165,186
Total Investment in Securities (cost $4,319,466,805)		$4,743,172,841
Cash		1,134
Receivable for investments sold		11,116,296
Receivable for fund shares sold		17,869,475
Distributions receivable from Fidelity Central Funds		1
Total assets		4,772,159,747
Liabilities
Payable for investments purchased	$25,709,742
Payable for fund shares redeemed	3,276,029
Accrued management fee	311,494
Total liabilities		29,297,265
Net Assets		$4,742,862,482
Net Assets consist of:
Paid in capital		$4,327,594,074
Total accumulated earnings (loss)		415,268,408
Net Assets		$4,742,862,482
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,156,985,226 ÷ 111,497,873 shares)		$19.35
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,584,326,478 ÷ 133,578,783 shares)		$19.35
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,550,778 ÷ 80,147 shares)		$19.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,951,379
Income from Fidelity Central Funds		4
Total income		10,951,383
Expenses
Management fee	$1,983,956
Independent trustees' fees and expenses	5,455
Total expenses		1,989,411
Net investment income (loss)		8,961,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(13,001,145)
Capital gain distributions from underlying funds:
Affiliated issuers	4,744,805
Total net realized gain (loss)		(8,256,340)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	917,667,649
Total change in net unrealized appreciation (depreciation)		917,667,649
Net gain (loss)		909,411,309
Net increase (decrease) in net assets resulting from operations		$918,373,281

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,961,972	$57,893,231
Net realized gain (loss)	(8,256,340)	442,865,384
Change in net unrealized appreciation (depreciation)	917,667,649	(897,221,134)
Net increase (decrease) in net assets resulting from operations	918,373,281	(396,462,519)
Distributions to shareholders	(13,774,747)	(488,861,326)
Share transactions - net increase (decrease)	498,071,899	1,799,394,306
Total increase (decrease) in net assets	1,402,670,433	914,070,461
Net Assets
Beginning of period	3,340,192,049	2,426,121,588
End of period	$4,742,862,482	$3,340,192,049

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$19.41	$19.00	$17.14	$15.24	$16.01
Income from Investment Operations
Net investment income (loss)A	.04	.36	.39	.35	.33	.28
Net realized and unrealized gain (loss)	4.03	(1.55)	.42	1.90	1.91	(.74)
Total from investment operations	4.07	(1.19)	.81	2.25	2.24	(.46)
Distributions from net investment income	(.01)	(.34)	(.38)	(.33)	(.33)	(.30)
Distributions from net realized gain	(.06)	(2.54)	(.02)	(.06)	(.01)	–B
Total distributions	(.06)C	(2.88)	(.40)	(.39)	(.34)	(.31)
Net asset value, end of period	$19.35	$15.34	$19.41	$19.00	$17.14	$15.24
Total ReturnD,E	26.60%	(8.95)%	4.53%	13.15%	14.82%	(2.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%H	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	.40%H	1.84%	2.06%	1.89%	2.06%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,156,985	$1,524,955	$1,049,434	$739,919	$513,543	$486,444
Portfolio turnover rateI	13%H	77%	12%	6%	19%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$19.41	$19.00	$17.14	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.04	.37	.40	.36	.34	.38
Net realized and unrealized gain (loss)	4.03	(1.55)	.42	1.90	1.91	(1.20)
Total from investment operations	4.07	(1.18)	.82	2.26	2.25	(.82)
Distributions from net investment income	(.01)	(.34)	(.39)	(.34)	(.34)	(.30)
Distributions from net realized gain	(.06)	(2.54)	(.02)	(.06)	(.01)	–C
Total distributions	(.06)D	(2.89)	(.41)	(.40)	(.35)	(.31)D
Net asset value, end of period	$19.35	$15.34	$19.41	$19.00	$17.14	$15.24
Total ReturnE,F	26.60%	(8.91)%	4.59%	13.20%	14.88%	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.08%I	.08%	.05%	.07%	.05%	.01%I
Net investment income (loss)	.44%I	1.89%	2.11%	1.94%	2.11%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,584,326	$1,815,237	$1,376,687	$1,063,718	$722,781	$434,989
Portfolio turnover rateJ	13%I	77%	12%	6%	19%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.84
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	1.50
Total from investment operations	1.51
Net asset value, end of period	$19.35
Total ReturnC	8.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F
Expenses net of fee waivers, if any	.06%F
Expenses net of all reductions	.06%F
Net investment income (loss)	.14%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,551
Portfolio turnover rateG	13%F

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.8%
International Equity Funds	36.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,123,053,232)	111,889,908	1,277,782,751

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $822,597,762)	68,407,846	856,466,229

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	15,400,847	167,561,218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,974,513	72,046,721
TOTAL BOND FUNDS
(Cost $223,662,622)		239,607,939

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.10% (b)
(Cost $3,872)	3,872	3,872
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,169,317,488)		2,373,860,791
NET OTHER ASSETS (LIABILITIES) - 0.0%		(161,851)
NET ASSETS - 100%		$2,373,698,940

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$113,320,540	$58,537,311	$6,838,139	$1,457,413	$(6,723)	$2,548,229	$167,561,218
Fidelity Series Global ex U.S. Index Fund	570,867,244	166,923,861	28,118,987	--	(2,579,841)	149,373,952	856,466,229
Fidelity Series Long-Term Treasury Bond Index Fund	48,672,910	28,082,018	2,888,885	1,443,359	62,969	(1,882,291)	72,046,721
Fidelity Series Total Market Index Fund	847,430,888	224,211,774	84,414,380	4,617,203	(5,451,188)	296,005,657	1,277,782,751
Total	$1,580,291,582	$477,754,964	$122,260,391	$7,517,975	$(7,974,783)	$446,045,547	$2,373,856,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,277,782,751	$1,277,782,751	$--	$--
International Equity Funds	856,466,229	856,466,229	--	--
Bond Funds	239,607,939	239,607,939	--	--
Short-Term Funds	3,872	3,872	--	--
Total Investments in Securities:	$2,373,860,791	$2,373,860,791	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $3,872)	$3,872
Other affiliated issuers (cost $2,169,313,616)	2,373,856,919
Total Investment in Securities (cost $2,169,317,488)		$2,373,860,791
Cash		1
Receivable for investments sold		5,450,631
Receivable for fund shares sold		9,650,358
Total assets		2,388,961,781
Liabilities
Payable for investments purchased	$13,005,224
Payable for fund shares redeemed	2,095,764
Accrued management fee	161,853
Total liabilities		15,262,841
Net Assets		$2,373,698,940
Net Assets consist of:
Paid in capital		$2,173,871,418
Total accumulated earnings (loss)		199,827,522
Net Assets		$2,373,698,940
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,264,297,011 ÷ 79,594,668 shares)		$15.88
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,107,720,905 ÷ 69,659,967 shares)		$15.90
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,681,024 ÷ 105,725 shares)		$15.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,263,079
Income from Fidelity Central Funds		1
Total income		5,263,080
Expenses
Management fee	$1,006,181
Independent trustees' fees and expenses	2,634
Total expenses before reductions	1,008,815
Expense reductions	(3)
Total expenses after reductions		1,008,812
Net investment income (loss)		4,254,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,974,783)
Capital gain distributions from underlying funds:
Affiliated issuers	2,254,896
Total net realized gain (loss)		(5,719,887)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	446,045,547
Total change in net unrealized appreciation (depreciation)		446,045,547
Net gain (loss)		440,325,660
Net increase (decrease) in net assets resulting from operations		$444,579,928

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,254,268	$25,497,925
Net realized gain (loss)	(5,719,887)	140,432,381
Change in net unrealized appreciation (depreciation)	446,045,547	(361,589,048)
Net increase (decrease) in net assets resulting from operations	444,579,928	(195,658,742)
Distributions to shareholders	(5,699,580)	(160,934,870)
Share transactions - net increase (decrease)	354,630,468	910,128,176
Total increase (decrease) in net assets	793,510,816	553,534,564
Net Assets
Beginning of period	1,580,188,124	1,026,653,560
End of period	$2,373,698,940	$1,580,188,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.33	$15.01	$13.53	$12.06	$12.71
Income from Investment Operations
Net investment income (loss)A	.03	.28	.31	.28	.28	.25
Net realized and unrealized gain (loss)	3.30	(1.33)	.34	1.49	1.50	(.63)
Total from investment operations	3.33	(1.05)	.65	1.77	1.78	(.38)
Distributions from net investment income	–B	(.26)	(.30)	(.26)	(.29)	(.24)C
Distributions from net realized gain	(.04)	(1.42)	(.03)	(.04)	(.02)	(.01)C
Tax return of capital	–	–	–	–	–	(.02)
Total distributions	(.04)	(1.69)D	(.33)	(.29)D	(.31)	(.27)
Net asset value, end of period	$15.88	$12.59	$15.33	$15.01	$13.53	$12.06
Total ReturnE,F	26.51%	(8.94)%	4.57%	13.09%	14.90%	(2.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%I	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%I	.12%	.11%	.12%	.10%	.08%
Expenses net of all reductions	.12%I	.12%	.11%	.12%	.10%	.08%
Net investment income (loss)	.40%I	1.83%	2.06%	1.90%	2.18%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,264,297	$867,162	$510,460	$305,192	$181,697	$150,332
Portfolio turnover rateJ	12%I	74%	11%	6%	33%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.61	$15.34	$15.02	$13.54	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.03	.29	.32	.29	.28	.23
Net realized and unrealized gain (loss)	3.31	(1.33)	.34	1.49	1.51	(.89)
Total from investment operations	3.34	(1.04)	.66	1.78	1.79	(.66)
Distributions from net investment income	(.01)	(.27)	(.30)	(.26)	(.29)	(.25)C
Distributions from net realized gain	(.04)	(1.42)	(.03)	(.04)	(.02)	(.01)C
Tax return of capital	–	–	–	–	–	(.02)
Total distributions	(.05)	(1.69)	(.34)D	(.30)	(.31)	(.28)
Net asset value, end of period	$15.90	$12.61	$15.34	$15.02	$13.54	$12.06
Total ReturnE,F	26.50%	(8.85)%	4.61%	13.13%	14.98%	(5.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.08%I	.08%	.05%	.07%	.05%	.01%I
Net investment income (loss)	.44%I	1.87%	2.12%	1.95%	2.23%	2.63%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,107,721	$713,027	$516,194	$342,884	$210,752	$135,214
Portfolio turnover rateJ	12%I	74%	11%	6%	33%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$14.66
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	1.23
Total from investment operations	1.24
Net asset value, end of period	$15.90
Total ReturnC,D	8.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.14%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,681
Portfolio turnover rateH	12%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.8%
International Equity Funds	36.1%
Bond Funds	10.1%

Fidelity Freedom® Index 2060 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $431,589,441)	42,787,436	488,632,525

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $316,359,171)	26,159,500	327,516,943

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	5,889,297	64,075,550
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,667,053	27,550,653
TOTAL BOND FUNDS
(Cost $86,215,798)		91,626,203
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $834,164,410)		907,775,671
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61,159)
NET ASSETS - 100%		$907,714,512

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$40,467,977	$24,921,866	$2,218,676	$539,164	$(1,296)	$905,679	$64,075,550
Fidelity Series Global ex U.S. Index Fund	203,868,588	78,152,634	8,076,076	--	(861,383)	54,433,180	327,516,943
Fidelity Series Long-Term Treasury Bond Index Fund	17,381,604	11,779,419	938,107	522,990	25,305	(697,568)	27,550,653
Fidelity Series Total Market Index Fund	302,636,903	106,993,304	27,051,257	1,647,289	(1,993,677)	108,047,252	488,632,525
Total	$564,355,072	$221,847,223	$38,284,116	$2,709,443	$(2,831,051)	$162,688,543	$907,775,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$488,632,525	$488,632,525	$--	$--
International Equity Funds	327,516,943	327,516,943	--	--
Bond Funds	91,626,203	91,626,203	--	--
Total Investments in Securities:	$907,775,671	$907,775,671	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $834,164,410)	$907,775,671
Total Investment in Securities (cost $834,164,410)		$907,775,671
Cash		1,302
Receivable for investments sold		1,796,079
Receivable for fund shares sold		4,222,380
Total assets		913,795,432
Liabilities
Payable for investments purchased	$5,390,342
Payable for fund shares redeemed	628,116
Accrued management fee	62,462
Total liabilities		6,080,920
Net Assets		$907,714,512
Net Assets consist of:
Paid in capital		$835,901,963
Total accumulated earnings (loss)		71,812,549
Net Assets		$907,714,512
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($496,839,705 ÷ 36,957,241 shares)		$13.44
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($410,570,350 ÷ 30,513,861 shares)		$13.46
Premier Class:
Net Asset Value, offering price and redemption price per share ($304,457 ÷ 22,620 shares)		$13.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,904,960
Income from Fidelity Central Funds		1
Total income		1,904,961
Expenses
Management fee	$375,822
Independent trustees' fees and expenses	961
Total expenses		376,783
Net investment income (loss)		1,528,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,831,051)
Capital gain distributions from underlying funds:
Affiliated issuers	804,483
Total net realized gain (loss)		(2,026,568)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	162,688,543
Total change in net unrealized appreciation (depreciation)		162,688,543
Net gain (loss)		160,661,975
Net increase (decrease) in net assets resulting from operations		$162,190,153

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,528,178	$8,519,881
Net realized gain (loss)	(2,026,568)	28,558,173
Change in net unrealized appreciation (depreciation)	162,688,543	(110,266,776)
Net increase (decrease) in net assets resulting from operations	162,190,153	(73,188,722)
Distributions to shareholders	(1,811,405)	(35,361,701)
Share transactions - net increase (decrease)	183,018,185	374,298,933
Total increase (decrease) in net assets	343,396,933	265,748,510
Net Assets
Beginning of period	564,317,579	298,569,069
End of period	$907,714,512	$564,317,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$12.49	$12.23	$11.04	$9.85	$10.33
Income from Investment Operations
Net investment income (loss)A	.02	.24	.26	.24	.25	.25
Net realized and unrealized gain (loss)	2.80	(1.19)	.27	1.21	1.19	(.55)
Total from investment operations	2.82	(.95)	.53	1.45	1.44	(.30)
Distributions from net investment income	–B	(.21)	(.24)	(.20)	(.22)	(.18)
Distributions from net realized gain	(.03)	(.68)	(.03)	(.06)	(.03)	–B
Total distributions	(.03)	(.89)	(.27)	(.26)	(.25)	(.18)
Net asset value, end of period	$13.44	$10.65	$12.49	$12.23	$11.04	$9.85
Total ReturnC,D	26.53%	(8.95)%	4.54%	13.17%	14.80%	(2.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.11%	.12%	.11%	.08%
Expenses net of all reductions	.12%G	.12%	.11%	.12%	.11%	.08%
Net investment income (loss)	.38%G	1.85%	2.13%	1.97%	2.41%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$496,840	$323,054	$160,477	$82,123	$38,013	$16,979
Portfolio turnover rateH	10%G	67%	15%	7%	41%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$12.50	$12.23	$11.05	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.03	.24	.27	.24	.26	.13
Net realized and unrealized gain (loss)	2.80	(1.19)	.27	1.21	1.19	(.66)
Total from investment operations	2.83	(.95)	.54	1.45	1.45	(.53)
Distributions from net investment income	(.01)	(.21)	(.24)	(.21)	(.22)	(.18)
Distributions from net realized gain	(.03)	(.68)	(.03)	(.06)	(.03)	–C
Total distributions	(.03)D	(.89)	(.27)	(.27)	(.25)	(.18)
Net asset value, end of period	$13.46	$10.66	$12.50	$12.23	$11.05	$9.85
Total ReturnE,F	26.63%	(8.93)%	4.66%	13.12%	14.93%	(5.05)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.08%I	.08%	.05%	.07%	.06%	.01%I
Expenses net of all reductions	.08%I	.08%	.05%	.07%	.06%	.01%I
Net investment income (loss)	.42%I	1.90%	2.19%	2.02%	2.47%	1.80%I
Supplemental Data
Net assets, end of period (000 omitted)	$410,570	$241,263	$138,092	$73,658	$28,478	$9,543
Portfolio turnover rateJ	10%I	67%	15%	7%	41%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.41
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.05
Net asset value, end of period	$13.46
Total ReturnD	8.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.14%G
Supplemental Data
Net assets, end of period (000 omitted)	$304
Portfolio turnover rateH	10%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Total Market Index Fund	53.8
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Bond Index Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.10%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.8%
International Equity Funds	36.1%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2065 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $30,018,468)	2,910,722	33,240,449

International Equity Funds - 36.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $21,257,500)	1,779,552	22,279,989

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	400,616	4,358,704
Fidelity Series Long-Term Treasury Bond Index Fund (a)	181,424	1,874,107
TOTAL BOND FUNDS
(Cost $6,086,962)		6,232,811

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.10% (b)
(Cost $226)	226	226
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $57,363,156)		61,753,475
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,260)
NET ASSETS - 100%		$61,749,215

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,811,096	$2,787,636	$280,741	$31,196	$(427)	$41,140	$4,358,704
Fidelity Series Global ex U.S. Index Fund	9,125,477	11,526,825	1,232,750	--	(98,062)	2,958,499	22,279,989
Fidelity Series Long-Term Treasury Bond Index Fund	777,901	1,253,983	118,330	26,631	(1,344)	(38,103)	1,874,107
Fidelity Series Total Market Index Fund	13,546,305	16,694,284	2,638,296	75,258	(138,659)	5,776,815	33,240,449
Total	$25,260,779	$32,262,728	$4,270,117	$133,085	$(238,492)	$8,738,351	$61,753,249
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$33,240,449	$33,240,449	$--	$--
International Equity Funds	22,279,989	22,279,989	--	--
Bond Funds	6,232,811	6,232,811	--	--
Short-Term Funds	226	226	--	--
Total Investments in Securities:	$61,753,475	$61,753,475	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $226)	$226
Other affiliated issuers (cost $57,362,930)	61,753,249
Total Investment in Securities (cost $57,363,156)		$61,753,475
Cash		1
Receivable for investments sold		67,197
Receivable for fund shares sold		369,609
Total assets		62,190,282
Liabilities
Payable for investments purchased	$407,873
Payable for fund shares redeemed	28,934
Accrued management fee	4,260
Total liabilities		441,067
Net Assets		$61,749,215
Net Assets consist of:
Paid in capital		$57,528,741
Total accumulated earnings (loss)		4,220,474
Net Assets		$61,749,215
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($33,486,707 ÷ 3,091,208 shares)		$10.83
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($28,086,687 ÷ 2,591,931 shares)		$10.84
Premier Class:
Net Asset Value, offering price and redemption price per share ($175,821 ÷ 16,227 shares)		$10.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$96,335
Expenses
Management fee	$21,777
Independent trustees' fees and expenses	50
Total expenses		21,827
Net investment income (loss)		74,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(238,492)
Capital gain distributions from underlying funds:
Affiliated issuers	36,750
Total net realized gain (loss)		(201,742)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	8,738,351
Total change in net unrealized appreciation (depreciation)		8,738,351
Net gain (loss)		8,536,609
Net increase (decrease) in net assets resulting from operations		$8,611,117

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,508	$260,150
Net realized gain (loss)	(201,742)	144,613
Change in net unrealized appreciation (depreciation)	8,738,351	(4,348,032)
Net increase (decrease) in net assets resulting from operations	8,611,117	(3,943,269)
Distributions to shareholders	(163,300)	(284,073)
Share transactions - net increase (decrease)	28,042,132	29,486,608
Total increase (decrease) in net assets	36,489,949	25,259,266
Net Assets
Beginning of period	25,259,266	–
End of period	$61,749,215	$25,259,266

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2065 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.25
Net realized and unrealized gain (loss)	2.25	(1.43)
Total from investment operations	2.27	(1.18)
Distributions from net investment income	–C	(.19)
Distributions from net realized gain	(.04)	(.02)
Total distributions	(.04)	(.22)D
Net asset value, end of period	$10.83	$8.60
Total ReturnE	26.52%	(12.24)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%H
Expenses net of fee waivers, if any	.12%H	.12%H
Expenses net of all reductions	.12%H	.12%H
Net investment income (loss)	.32%H	3.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,487	$15,363
Portfolio turnover rateI	19%H	103%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.25
Net realized and unrealized gain (loss)	2.27	(1.43)
Total from investment operations	2.29	(1.18)
Distributions from net investment income	–C	(.19)
Distributions from net realized gain	(.04)	(.02)
Total distributions	(.05)D	(.22)D
Net asset value, end of period	$10.84	$8.60
Total ReturnE	26.65%	(12.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%H
Expenses net of fee waivers, if any	.08%H	.08%H
Expenses net of all reductions	.08%H	.08%H
Net investment income (loss)	.36%H	3.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,087	$9,896
Portfolio turnover rateI	19%H	103%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Premier Class

Six months ended (Unaudited) September 30,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.85
Total from investment operations	.85
Net asset value, end of period	$10.84
Total ReturnD	8.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$176
Portfolio turnover rateH	19%G

 A For the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class and Premier Class shares, each of which has equal rights as to assets and voting privileges. Premier Class commenced sale of shares on June 24, 2020. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$679,504,804	$41,649,298	$(892,859)	$40,756,439
Fidelity Freedom Index 2005 Fund	205,248,998	14,881,582	(182,701)	14,698,881
Fidelity Freedom Index 2010 Fund	717,257,781	63,366,811	(458,027)	62,908,784
Fidelity Freedom Index 2015 Fund	1,642,060,212	154,073,926	(912,777)	153,161,149
Fidelity Freedom Index 2020 Fund	5,680,513,254	547,135,848	(7,662,032)	539,473,816
Fidelity Freedom Index 2025 Fund	7,485,428,673	677,141,673	(29,408,739)	647,732,934
Fidelity Freedom Index 2030 Fund	8,805,545,018	840,565,577	(26,924,654)	813,640,923
Fidelity Freedom Index 2035 Fund	6,593,229,411	634,274,116	(32,063,512)	602,210,604
Fidelity Freedom Index 2040 Fund	6,572,748,453	658,249,891	(31,259,694)	626,990,197
Fidelity Freedom Index 2045 Fund	4,783,283,642	463,712,701	(23,337,605)	440,375,096
Fidelity Freedom Index 2050 Fund	4,342,779,869	421,474,342	(21,081,370)	400,392,972
Fidelity Freedom Index 2055 Fund	2,181,108,744	204,962,519	(12,210,472)	192,752,047
Fidelity Freedom Index 2060 Fund	838,412,651	74,341,047	(4,978,027)	69,363,020
Fidelity Freedom Index 2065 Fund	57,639,524	4,503,302	(389,351)	4,113,951

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	167,845,020	45,813,252
Fidelity Freedom Index 2005 Fund	62,199,434	34,380,805
Fidelity Freedom Index 2010 Fund	129,481,994	99,815,604
Fidelity Freedom Index 2015 Fund	265,784,971	243,540,090
Fidelity Freedom Index 2020 Fund	856,920,680	712,083,100
Fidelity Freedom Index 2025 Fund	1,398,214,415	809,628,580
Fidelity Freedom Index 2030 Fund	1,566,240,459	962,751,270
Fidelity Freedom Index 2035 Fund	1,127,549,148	600,713,482
Fidelity Freedom Index 2040 Fund	1,024,255,892	499,772,696
Fidelity Freedom Index 2045 Fund	849,682,075	322,909,112
Fidelity Freedom Index 2050 Fund	768,897,310	270,797,974
Fidelity Freedom Index 2055 Fund	477,754,964	122,260,391
Fidelity Freedom Index 2060 Fund	221,847,223	38,284,116
Fidelity Freedom Index 2065 Fund	32,262,728	4,270,117

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class and Premier Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08% and .06% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08% and .06% of class-level average net assets for Investor Class, Institutional Premium Class and Premier Class, respectively, with certain exceptions.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Total Market Index Fund and Fidelity U.S. Bond Index Fund, ("selected Underlying Funds") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Total Market Index Fund and Fidelity Series Bond Index Fund which are affiliated investment companies managed by FMR.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Fidelity Freedom Index Income Fund	$218,412,508	$25,101,668
Fidelity Freedom Index 2005 Fund	81,970,344	12,946,773
Fidelity Freedom Index 2010 Fund	373,843,569	85,091,106
Fidelity Freedom Index 2015 Fund	909,878,073	226,937,658
Fidelity Freedom Index 2020 Fund	3,206,030,369	747,888,141
Fidelity Freedom Index 2025 Fund	3,543,130,352	702,315,933
Fidelity Freedom Index 2030 Fund	4,481,892,247	1,012,873,985
Fidelity Freedom Index 2035 Fund	3,025,684,861	718,735,210
Fidelity Freedom Index 2040 Fund	3,050,323,715	814,304,613
Fidelity Freedom Index 2045 Fund	1,992,194,336	460,669,562
Fidelity Freedom Index 2050 Fund	1,795,538,416	419,886,749
Fidelity Freedom Index 2055 Fund	764,549,977	130,909,463
Fidelity Freedom Index 2060 Fund	228,003,007	25,706,405

Other. During the period, the investment adviser reimbursed certain Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Fidelity Freedom Index Income Fund	$27,086
Fidelity Freedom Index 2005 Fund	10,306
Fidelity Freedom Index 2010 Fund	5,828

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Index 2005 Fund	$91
Fidelity Freedom Index 2015 Fund	1
Fidelity Freedom Index 2020 Fund	2
Fidelity Freedom Index 2025 Fund	1
Fidelity Freedom Index 2030 Fund	3
Fidelity Freedom Index 2035 Fund	1
Fidelity Freedom Index 2040 Fund	1
Fidelity Freedom Index 2055 Fund	3

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2020(a)	Year ended March 31, 2020
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$2,521,592	$17,666,253
Institutional Premium Class	2,495,431	17,590,362
Premier Class	218	–
Total	$5,017,241	$35,256,615
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$637,467	$8,860,842
Institutional Premium Class	550,654	7,515,499
Total	$1,188,121	$16,376,341
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$2,893,159	$50,445,337
Institutional Premium Class	2,615,465	48,815,854
Total	$5,508,624	$99,261,191
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$6,921,408	$150,081,688
Institutional Premium Class	5,379,634	111,014,102
Total	$12,301,042	$261,095,790
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$19,292,717	$417,629,721
Institutional Premium Class	21,065,985	444,879,925
Total	$40,358,702	$862,509,646
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$22,916,611	$444,095,411
Institutional Premium Class	20,067,892	383,513,060
Total	$42,984,503	$827,608,471
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$22,864,187	$560,258,274
Institutional Premium Class	25,464,771	609,241,539
Total	$48,328,958	$1,169,499,813
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$13,636,887	$439,847,190
Institutional Premium Class	12,485,639	392,335,172
Total	$26,122,526	$832,182,362
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$10,539,206	$416,481,373
Institutional Premium Class	12,817,105	512,208,097
Total	$23,356,311	$928,689,470
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$7,366,508	$259,811,525
Institutional Premium Class	7,811,931	278,002,254
Total	$15,178,439	$537,813,779
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$6,279,327	$219,556,646
Institutional Premium Class	7,495,420	269,304,680
Total	$13,774,747	$488,861,326
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$3,041,563	$88,522,571
Institutional Premium Class	2,658,017	72,412,299
Total	$5,699,580	$160,934,870
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$1,001,083	$20,175,405
Institutional Premium Class	810,322	15,186,296
Total	$1,811,405	$35,361,701
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$90,887	$180,525(b)
Institutional Premium Class	72,413	103,548(b)
Total	$163,300	$284,073(b)

 (a) Distributions for Premier Class are for the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 (b) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2020 (a)	Year ended March 31, 2020	Six months ended September 30, 2020 (a)	Year ended March 31, 2020
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	11,395,237	18,120,724	$138,447,702	$219,403,823
Reinvestment of distributions	208,381	1,469,229	2,494,220	17,534,254
Shares redeemed	(5,121,045)	(9,233,820)	(62,058,936)	(111,322,254)
Net increase (decrease)	6,482,573	10,356,133	$78,882,986	$125,615,823
Institutional Premium Class
Shares sold	7,946,180	13,649,257	$96,510,558	$166,135,867
Reinvestment of distributions	208,856	1,476,450	2,495,417	17,590,362
Shares redeemed	(4,524,525)	(6,800,570)	(55,118,142)	(82,024,088)
Net increase (decrease)	3,630,511	8,325,137	$43,887,833	$101,702,141
Premier Class
Shares sold	9,769	–	$118,336	$–
Reinvestment of distributions	18	–	218	–
Shares redeemed	(280)	–	(3,475)	–
Net increase (decrease)	9,507	–	$115,079	$–
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	3,055,268	4,924,110	$40,690,244	$66,250,577
Reinvestment of distributions	48,881	671,288	633,003	8,777,977
Shares redeemed	(1,315,702)	(3,094,720)	(17,430,834)	(41,136,366)
Net increase (decrease)	1,788,447	2,500,678	$23,892,413	$33,892,188
Institutional Premium Class
Shares sold	2,668,949	3,424,758	$35,565,182	$46,049,333
Reinvestment of distributions	42,522	574,632	550,654	7,515,499
Shares redeemed	(2,407,394)	(2,139,680)	(32,395,474)	(28,634,292)
Net increase (decrease)	304,077	1,859,710	$3,720,362	$24,930,540
Premier Class
Shares sold	7,962	–	$105,587	$–
Net increase (decrease)	7,962	–	$105,587	$–
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	6,886,691	15,052,440	$91,314,654	$211,651,492
Reinvestment of distributions	224,848	3,817,404	2,875,812	50,115,867
Shares redeemed	(5,132,413)	(8,117,951)	(67,894,942)	(111,527,911)
Net increase (decrease)	1,979,126	10,751,893	$26,295,524	$150,239,448
Institutional Premium Class
Shares sold	4,781,603	8,143,448	$63,411,341	$114,584,658
Reinvestment of distributions	204,332	3,716,766	2,615,443	48,815,854
Shares redeemed	(4,605,320)	(7,536,761)	(61,802,987)	(105,046,402)
Net increase (decrease)	380,615	4,323,453	$4,223,797	$58,354,110
Premier Class
Shares sold	7,931	–	$104,479	$–
Net increase (decrease)	7,931	–	$104,479	$–
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	14,735,638	32,650,717	$205,130,203	$488,524,806
Reinvestment of distributions	515,634	10,761,105	6,878,552	149,342,418
Shares redeemed	(11,499,747)	(21,601,220)	(159,646,779)	(311,808,556)
Net increase (decrease)	3,751,525	21,810,602	$52,361,976	$326,058,668
Institutional Premium Class
Shares sold	8,656,068	19,750,349	$120,723,341	$295,971,928
Reinvestment of distributions	403,574	7,998,029	5,379,634	111,014,102
Shares redeemed	(11,009,303)	(14,110,815)	(155,481,699)	(209,056,900)
Net increase (decrease)	(1,949,661)	13,637,563	$(29,378,724)	$197,929,130
Premier Class
Shares sold	108,414	–	$1,586,868	$–
Net increase (decrease)	108,414	–	$1,586,868	$–
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	42,410,156	102,815,807	$631,910,920	$1,641,767,048
Reinvestment of distributions	1,354,016	27,838,228	19,186,405	415,616,368
Shares redeemed	(34,212,455)	(64,016,969)	(505,614,991)	(984,924,209)
Net increase (decrease)	9,551,717	66,637,066	$145,482,334	$1,072,459,207
Institutional Premium Class
Shares sold	36,139,526	68,537,330	$539,765,257	$1,095,334,629
Reinvestment of distributions	1,487,711	29,811,951	21,065,985	444,879,925
Shares redeemed	(36,899,998)	(53,905,551)	(554,974,698)	(846,332,626)
Net increase (decrease)	727,239	44,443,730	$5,856,544	$693,881,928
Premier Class
Shares sold	102,815	–	$1,591,595	$–
Shares redeemed	(399)	–	(6,165)	–
Net increase (decrease)	102,416	–	$1,585,430	$–
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	60,537,109	129,762,256	$990,941,858	$2,229,728,790
Reinvestment of distributions	1,470,564	26,833,336	22,808,438	442,284,847
Shares redeemed	(41,198,272)	(59,889,712)	(667,825,267)	(991,693,745)
Net increase (decrease)	20,809,401	96,705,880	$345,925,029	$1,680,319,892
Institutional Premium Class
Shares sold	48,519,562	79,710,153	$797,386,312	$1,368,255,120
Reinvestment of distributions	1,293,850	23,265,479	20,067,618	383,508,004
Shares redeemed	(34,226,954)	(39,002,808)	(571,362,234)	(656,237,606)
Net increase (decrease)	15,586,458	63,972,824	$246,091,696	$1,095,525,518
Premier Class
Shares sold	49,206	–	$835,074	$–
Net increase (decrease)	49,206	–	$835,074	$–
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	57,184,230	131,157,768	$961,450,083	$2,360,809,797
Reinvestment of distributions	1,438,667	32,671,366	22,774,095	558,493,424
Shares redeemed	(40,308,068)	(57,645,518)	(670,309,701)	(996,847,484)
Net increase (decrease)	18,314,829	106,183,616	$313,914,477	$1,922,455,737
Institutional Premium Class
Shares sold	54,582,234	87,060,673	$920,276,752	$1,564,921,464
Reinvestment of distributions	1,607,621	35,635,273	25,464,710	609,241,539
Shares redeemed	(38,018,577)	(40,732,758)	(652,202,099)	(720,913,670)
Net increase (decrease)	18,171,278	81,963,188	$293,539,363	$1,453,249,333
Premier Class
Shares sold	71,142	–	$1,265,683	$–
Shares redeemed	(1)	–	(19)	–
Net increase (decrease)	71,141	–	$1,265,664	$–
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	42,750,565	100,117,537	$760,768,151	$1,909,862,090
Reinvestment of distributions	817,770	23,788,624	13,566,808	437,257,451
Shares redeemed	(30,739,439)	(41,863,894)	(541,291,483)	(767,948,063)
Net increase (decrease)	12,828,896	82,042,267	$233,043,476	$1,579,171,478
Institutional Premium Class
Shares sold	40,897,200	64,780,160	$729,992,825	$1,236,729,019
Reinvestment of distributions	752,144	21,343,218	12,485,583	392,335,171
Shares redeemed	(24,628,772)	(26,541,395)	(449,540,227)	(500,176,465)
Net increase (decrease)	17,020,572	59,581,983	$292,938,181	$1,128,887,725
Premier Class
Shares sold	52,080	–	$970,822	$–
Net increase (decrease)	52,080	–	$970,822	$–
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	38,247,820	83,553,714	$669,256,358	$1,588,674,345
Reinvestment of distributions	646,931	22,780,078	10,506,167	415,500,499
Shares redeemed	(26,789,731)	(33,736,635)	(461,647,982)	(621,941,422)
Net increase (decrease)	12,105,020	72,597,157	$218,114,543	$1,382,233,422
Institutional Premium Class
Shares sold	41,430,314	68,827,317	$728,428,512	$1,316,598,156
Reinvestment of distributions	789,226	28,080,522	12,817,028	512,208,096
Shares redeemed	(24,373,901)	(28,428,229)	(436,279,851)	(535,694,750)
Net increase (decrease)	17,845,639	68,479,610	$304,965,689	$1,293,111,502
Premier Class
Shares sold	167,506	–	$3,150,667	$–
Net increase (decrease)	167,506	–	$3,150,667	$–
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	30,370,370	63,421,127	$550,316,718	$1,226,419,370
Reinvestment of distributions	436,598	13,723,152	7,356,685	259,452,300
Shares redeemed	(19,359,922)	(23,283,486)	(345,856,036)	(439,883,432)
Net increase (decrease)	11,447,046	53,860,793	$211,817,367	$1,045,988,238
Institutional Premium Class
Shares sold	32,055,973	53,748,851	$587,099,372	$1,045,817,692
Reinvestment of distributions	463,594	14,696,143	7,811,555	278,002,254
Shares redeemed	(15,192,451)	(19,843,917)	(281,758,768)	(384,135,477)
Net increase (decrease)	17,327,116	48,601,077	$313,152,159	$939,684,469
Premier Class
Shares sold	90,816	–	$1,760,020	$–
Net increase (decrease)	90,816	–	$1,760,020	$–
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	27,997,440	53,145,751	$506,074,836	$1,033,288,905
Reinvestment of distributions	371,361	11,562,991	6,268,578	219,075,876
Shares redeemed	(16,259,389)	(19,380,962)	(291,204,721)	(370,970,702)
Net increase (decrease)	12,109,412	45,327,780	$221,138,693	$881,394,079
Institutional Premium Class
Shares sold	29,389,427	52,529,880	$537,205,587	$1,026,003,180
Reinvestment of distributions	444,040	14,213,900	7,495,390	269,304,680
Shares redeemed	(14,570,793)	(19,354,064)	(269,352,036)	(377,307,633)
Net increase (decrease)	15,262,674	47,389,716	$275,348,941	$918,000,227
Premier Class
Shares sold	80,786	–	$1,596,447	$–
Shares redeemed	(639)	–	(12,182)	–
Net increase (decrease)	80,147	–	$1,584,265	$–
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	22,848,349	42,884,949	$337,311,390	$666,320,479
Reinvestment of distributions	218,990	5,686,429	3,035,197	88,362,601
Shares redeemed	(12,344,599)	(12,997,316)	(181,033,538)	(199,707,499)
Net increase (decrease)	10,722,740	35,574,062	$159,313,049	$554,975,581
Institutional Premium Class
Shares sold	20,135,329	28,059,146	$301,227,158	$435,730,475
Reinvestment of distributions	191,637	4,654,087	2,658,011	72,412,299
Shares redeemed	(7,233,638)	(9,792,532)	(110,292,828)	(152,990,179)
Net increase (decrease)	13,093,328	22,920,701	$193,592,341	$355,152,595
Premier Class
Shares sold	105,725	–	$1,725,078	$–
Net increase (decrease)	105,725	–	$1,725,078	$–
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	12,135,420	22,506,868	$152,045,324	$288,991,465
Reinvestment of distributions	84,785	1,529,667	994,532	20,098,123
Shares redeemed	(5,590,050)	(6,557,512)	(69,567,644)	(83,505,195)
Net increase (decrease)	6,630,155	17,479,023	$83,472,212	$225,584,393
Institutional Premium Class
Shares sold	11,319,288	14,972,083	$143,367,371	$192,006,294
Reinvestment of distributions	69,022	1,154,934	810,322	15,184,958
Shares redeemed	(3,502,652)	(4,548,333)	(44,928,116)	(58,476,712)
Net increase (decrease)	7,885,658	11,578,684	$99,249,577	$148,714,540
Premier Class
Shares sold	22,620	–	$296,396	$–
Net increase (decrease)	22,620	–	$296,396	$–
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	2,108,604	2,682,829(b)	$21,623,755	$27,307,154(b)
Reinvestment of distributions	9,610	16,987(b)	90,815	180,404(b)
Shares redeemed	(813,255)	(913,567)(b)	(8,211,186)	(9,606,396)(b)
Net increase (decrease)	1,304,959	1,786,249(b)	$13,503,384	$17,881,162(b)
Institutional Premium Class
Shares sold	1,923,923	1,235,896(b)	$19,352,917	$12,464,580(b)
Reinvestment of distributions	7,659	9,750(b)	72,374	103,548(b)
Shares redeemed	(490,031)	(95,266)(b)	(5,055,861)	(962,682)(b)
Net increase (decrease)	1,441,551	1,150,380(b)	$14,369,430	$11,605,446(b)
Premier Class
Shares sold	16,227	–	$169,318	$–
Net increase (decrease)	16,227	–	$169,318	$–

 (a) Share transactions for Premier Class are for the period June 24, 2020 (commencement of sale of shares) to September 30, 2020.

 (b) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund
Fidelity Series Bond Index Fund	16%	19%	20%	-	-	-	-
Fidelity Series Global ex U.S. Index Fund	-	11%	15%	14%	15%	11%	10%
Fidelity Series Treasury Bill Index Fund	20%	15%	-	-	-	-	-
Fidelity Series Total Market Index Fund	-	11%	15%	14%	15%	11%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Bond Index Fund	85%
Fidelity Series Global ex U.S. Index Fund	93%
Fidelity Series Long-Term Treasury Bond Index Fund	23%
Fidelity Series Treasury Bill Index Fund	58%
Fidelity Series Total Market Index Fund	93%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020) for Investor Class and Institutional Premium Class and for the period (June 24, 2020 to September 30, 2020) for Premier Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2020	Expenses Paid During Period
Fidelity Freedom Index Income Fund
Investor Class	.12%
Actual		$1,000.00	$1,074.20	$.62-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,073.60	$.42-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,023.70	$.16-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$1,089.40	$.63-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,089.50	$.42-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,028.70	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$1,113.20	$.64-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,114.10	$.42-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,036.50	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$1,137.90	$.64-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,138.20	$.43-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,044.30	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2020 Fund
Investor Class	.12%
Actual		$1,000.00	$1,160.40	$.65-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,160.60	$.43-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,051.70	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2025 Fund
Investor Class	.12%
Actual		$1,000.00	$1,178.10	$.66-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,178.90	$.44-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,057.60	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$1,203.90	$.66-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,204.70	$.44-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,065.20	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$1,243.50	$.67-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,243.50	$.45-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,077.20	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$1,265.60	$.68-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,265.00	$.45-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,084.50	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$1,265.80	$.68-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,265.10	$.45-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,084.80	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$1,266.00	$.68-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,266.00	$.45-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,084.60	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$1,265.10	$.68-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,265.00	$.45-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,084.60	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$1,265.30	$.68-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,266.30	$.45-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,084.60	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D
Fidelity Freedom Index 2065 Fund
Investor Class	.12%
Actual		$1,000.00	$1,265.20	$.68-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,266.50	$.45-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D
Premier Class	.06%
Actual		$1,000.00	$1,085.10	$.17-B
Hypothetical-C		$1,000.00	$1,024.77	$.30-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period) for Investor Class and Institutional Premium Class and multiplied by 99/365 (to reflect the period June 24, 2020 to September 30, 2020) for Premier Class. The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

At its May 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the amended and restated management contract (the Amended Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for each of the Fidelity Freedom Index funds to add the fee schedule for the new Premier Class of each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and each fund's performance in connection with the annual renewal of each fund's current management contract (though the Board did not assign significant weight to the Freedom Index 2065 Fund as it had only recently commenced operations). At its September 2019 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing management contract should benefit the fund's shareholders. The Board further noted that approval of the Amended Advisory Contract would not change each fund's investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Based on competitive mapped group data provided to the Board, the Board noted that the proposed management fee rate of the new Premier Class for each of the funds would rank below the median of its competitor funds. The Board considered that, under the contractual arrangements for the new Premier Class, the "class-level" management fee covers most expenses of the top-level fund and underlying funds, rather than just management services. For the total expense ratio, based on the same competitive mapped group data referenced above, the Board noted that the proposed total net expenses (including acquired fund fees and expenses for competitor funds) for the new Premier Class of each fund would rank below median as well. The Board further noted that the Amended Advisory Contracts would not result in changes to the nature, extent, and quality of the services provided to each fund.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of the new Premier class for each fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to each fund (and the Series Funds in which each fund invests) and the level of Fidelity's profitability. At its September 2019 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of each fund was not excessive.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2019 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Advisory Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Advisory Contract for each of the funds should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2019, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Freedom Index® 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Freedom Index® 2065 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board noted that each fund's Advisory Contract, which imposes a class-level management fee that covers all operating expenses of the top-level fund and underlying funds, subject to certain exceptions, rather than just management services, went into effect on June 1, 2019, after receiving Board approval. The Board noted that the new pricing structure reduced the total expense ratio of Investor Class by 2 basis points and kept the total expense ratio of Institutional Premium Class at 8 basis points. The Board also noted that the new pricing structure provides for less fluctuation in fund expenses. As a result, the Board did not consider competitive management fee comparisons for prior years, when each fund did not pay a top-level management fee.

The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board. The information considered by the Board reflected the funds' fee structure effective June 1, 2019, as if it was in effect for the entire year.

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's class-level management fee rate ranks equal to or below the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees, similar to the fee structure in place for each fund prior to June 1, 2019. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that, when compared to the total expenses of their load-type competitors, including acquired fund fees and expenses, all classes of the funds rank below their respective load types.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contracts. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2019. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2019.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Investor Class, Institutional Premium Class, and Premier Class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.12%, 0.08%, and 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FRX-SANN-1120
1.899267.110

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.5
Fidelity Series Government Money Market Fund 0.16%	19.0
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Commodity Strategy Fund	2.4
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series International Growth Fund	1.5
Fidelity Series Overseas Fund	1.5
Fidelity Series International Value Fund	1.4
89.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.9%
International Equity Funds	12.3%
Bond Funds	54.7%
Short-Term Funds	24.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 10/22/20 to 12/10/20 (a)
(Cost $1,169,794)	1,170,000	1,169,817
	Shares	Value

Domestic Equity Funds - 8.9%
Fidelity Series All-Sector Equity Fund (b)	802,860	$8,550,458
Fidelity Series Blue Chip Growth Fund (b)	825,860	13,634,947
Fidelity Series Commodity Strategy Fund (b)	19,200,928	79,875,862
Fidelity Series Growth Company Fund (b)	1,472,558	38,595,748
Fidelity Series Intrinsic Opportunities Fund (b)	2,177,668	34,450,708
Fidelity Series Large Cap Stock Fund (b)	1,739,184	24,626,842
Fidelity Series Large Cap Value Index Fund (b)	918,543	10,655,103
Fidelity Series Opportunistic Insights Fund (b)	919,476	19,888,275
Fidelity Series Small Cap Discovery Fund (b)	340,127	3,438,682
Fidelity Series Small Cap Opportunities Fund (b)	913,022	11,650,155
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,282,649	25,109,138
Fidelity Series Value Discovery Fund (b)	1,552,052	19,183,362
TOTAL DOMESTIC EQUITY FUNDS
(Cost $232,428,389)		289,659,280

International Equity Funds - 12.3%
Fidelity Series Canada Fund (b)	1,550,966	15,866,378
Fidelity Series Emerging Markets Fund (b)	2,371,118	22,359,646
Fidelity Series Emerging Markets Opportunities Fund (b)	9,873,549	207,147,051
Fidelity Series International Growth Fund (b)	2,536,134	47,628,592
Fidelity Series International Small Cap Fund (b)	813,691	14,483,703
Fidelity Series International Value Fund (b)	5,428,377	46,792,613
Fidelity Series Overseas Fund (b)	4,229,723	47,288,301
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $312,605,220)		401,566,284

Bond Funds - 54.7%
Fidelity Series Emerging Markets Debt Fund (b)	2,378,630	21,550,384
Fidelity Series Floating Rate High Income Fund (b)	438,625	3,881,827
Fidelity Series High Income Fund (b)	2,470,652	22,532,345
Fidelity Series Inflation-Protected Bond Index Fund (b)	36,514,429	390,704,390
Fidelity Series International Credit Fund (b)	212,172	2,208,714
Fidelity Series Investment Grade Bond Fund (b)	102,548,878	1,255,198,264
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,204,468	74,422,156
Fidelity Series Real Estate Income Fund (b)	1,460,271	14,573,506
TOTAL BOND FUNDS
(Cost $1,597,778,275)		1,785,071,586

Short-Term Funds - 24.1%
Fidelity Cash Central Fund 0.10% (c)	11,362,607	11,364,880
Fidelity Series Government Money Market Fund 0.16% (b)(d)	619,914,457	619,914,457
Fidelity Series Short-Term Credit Fund (b)	15,101,657	154,791,983
TOTAL SHORT-TERM FUNDS
(Cost $781,779,046)		786,071,320
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,925,760,724)		3,263,538,287
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143,920)
NET ASSETS - 100%		$3,263,394,367

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	30	Dec. 2020	$2,779,800	$(14,660)	$(14,659)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Dec. 2020	2,011,200	(13,130)	(13,130)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	Dec. 2020	380,975	(78)	(78)

TOTAL SOLD					(13,208)

TOTAL FUTURES CONTRACTS					$(27,867)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,169,817.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,206
Total	$7,206

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$6,494,951	$102,443	$343,657	$--	$12,627	$2,284,094	$8,550,458
Fidelity Series Blue Chip Growth Fund	11,105,865	3,737,467	4,437,519	3,557,336	350,390	2,878,744	13,634,947
Fidelity Series Canada Fund	11,827,329	2,959,476	2,227,557	--	(296,427)	3,603,557	15,866,378
Fidelity Series Commodity Strategy Fund	102,478,570	2,264,563	35,567,095	342,127	(9,980,786)	20,680,610	79,875,862
Fidelity Series Emerging Markets Debt Fund	19,329,709	819,510	968,859	561,228	35,146	2,334,878	21,550,384
Fidelity Series Emerging Markets Fund	12,565,775	6,744,053	2,137,331	--	(18,504)	5,205,653	22,359,646
Fidelity Series Emerging Markets Opportunities Fund	120,401,548	62,866,773	27,406,289	--	1,956,128	49,328,891	207,147,051
Fidelity Series Floating Rate High Income Fund	3,609,083	148,316	234,401	85,829	(18,520)	377,349	3,881,827
Fidelity Series Government Money Market Fund 0.16%	649,056,601	52,998,462	82,140,606	753,619	--	--	619,914,457
Fidelity Series Growth Company Fund	24,466,624	404,121	2,432,906	--	1,170,944	14,986,965	38,595,748
Fidelity Series High Income Fund	20,608,019	921,023	1,172,008	608,584	(29,070)	2,204,381	22,532,345
Fidelity Series Inflation-Protected Bond Index Fund	376,040,169	18,962,118	27,035,919	311,888	287,762	22,450,260	390,704,390
Fidelity Series International Credit Fund	1,998,296	31,055	--	31,056	--	179,363	2,208,714
Fidelity Series International Growth Fund	62,652,637	1,033,776	30,529,563	--	11,558,862	2,912,880	47,628,592
Fidelity Series International Small Cap Fund	15,102,598	176,190	4,975,046	--	885,767	3,294,194	14,483,703
Fidelity Series International Value Fund	52,704,333	1,481,330	16,850,247	--	(1,686,278)	11,143,475	46,792,613
Fidelity Series Intrinsic Opportunities Fund	22,167,449	7,805,548	1,385,637	444,451	90,351	5,772,997	34,450,708
Fidelity Series Investment Grade Bond Fund	1,201,348,763	63,248,588	81,607,127	16,089,202	926,399	71,281,641	1,255,198,264
Fidelity Series Large Cap Stock Fund	19,031,854	3,425,275	1,218,948	785,077	141,981	3,246,680	24,626,842
Fidelity Series Large Cap Value Index Fund	5,327,585	6,077,890	1,563,738	--	(58,302)	871,668	10,655,103
Fidelity Series Long-Term Treasury Bond Index Fund	78,105,731	8,956,189	10,319,668	1,971,461	1,442,515	(3,762,611)	74,422,156
Fidelity Series Opportunistic Insights Fund	14,481,203	207,828	691,204	--	219,763	5,670,685	19,888,275
Fidelity Series Overseas Fund	47,455,129	6,856,272	20,472,786	--	(1,107,365)	14,557,051	47,288,301
Fidelity Series Real Estate Income Fund	12,389,359	660,921	734,654	464,931	(64,731)	2,322,611	14,573,506
Fidelity Series Short-Term Credit Fund	148,318,154	1,706,496	769,580	1,683,836	(9,055)	5,545,968	154,791,983
Fidelity Series Small Cap Discovery Fund	2,485,329	250,787	175,090	9,289	(11,454)	889,110	3,438,682
Fidelity Series Small Cap Opportunities Fund	7,816,087	2,343,502	703,059	70,297	63,337	2,130,288	11,650,155
Fidelity Series Stock Selector Large Cap Value Fund	14,482,220	12,571,618	4,954,545	--	(217,831)	3,227,676	25,109,138
Fidelity Series Value Discovery Fund	10,290,283	9,669,385	3,214,984	--	(131,847)	2,570,525	19,183,362
	$3,074,141,253	$279,430,975	$366,270,023	$27,770,211	$5,511,802	$258,189,583	$3,251,003,590

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,169,817	$--	$1,169,817	$--
Domestic Equity Funds	289,659,280	289,659,280	--	--
International Equity Funds	401,566,284	401,566,284	--	--
Bond Funds	1,785,071,586	1,785,071,586	--	--
Short-Term Funds	786,071,320	786,071,320	--	--
Total Investments in Securities:	$3,263,538,287	$3,262,368,470	$1,169,817	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(27,867)	$(27,867)	$--	$--
Total Liabilities	$(27,867)	$(27,867)	$--	$--
Total Derivative Instruments:	$(27,867)	$(27,867)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(27,867)
Total Equity Risk	0	(27,867)
Total Value of Derivatives	$0	$(27,867)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,169,794)	$1,169,817
Fidelity Central Funds (cost $11,365,369)	11,364,880
Other affiliated issuers (cost $2,913,225,561)	3,251,003,590
Total Investment in Securities (cost $2,925,760,724)		$3,263,538,287
Receivable for investments sold		27,678,148
Receivable for fund shares sold		957,066
Distributions receivable from Fidelity Central Funds		1,060
Total assets		3,292,174,561
Liabilities
Payable for investments purchased	$24,486,699
Payable for fund shares redeemed	2,997,132
Accrued management fee	1,208,976
Payable for daily variation margin on futures contracts	87,387
Total liabilities		28,780,194
Net Assets		$3,263,394,367
Net Assets consist of:
Paid in capital		$2,918,135,760
Total accumulated earnings (loss)		345,258,607
Net Assets		$3,263,394,367
Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($1,959,363,071 ÷ 163,565,319 shares)		$11.98
Class K:
Net Asset Value, offering price and redemption price per share ($1,083,198,407 ÷ 90,580,185 shares)		$11.96
Class K6:
Net Asset Value, offering price and redemption price per share ($220,832,889 ÷ 18,472,518 shares)		$11.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$22,190,517
Interest		2,314
Income from Fidelity Central Funds		7,206
Total income		22,200,037
Expenses
Management fee	$7,092,983
Independent trustees' fees and expenses	4,478
Total expenses before reductions	7,097,461
Expense reductions	(131)
Total expenses after reductions		7,097,330
Net investment income (loss)		15,102,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(605)
Other affiliated issuers	5,511,802
Futures contracts	(750,174)
Capital gain distributions from underlying funds:
Affiliated issuers	5,579,694
Total net realized gain (loss)		10,340,717
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,297)
Fidelity Central Funds	(530)
Other affiliated issuers	258,189,583
Futures contracts	(27,867)
Total change in net unrealized appreciation (depreciation)		258,159,889
Net gain (loss)		268,500,606
Net increase (decrease) in net assets resulting from operations		$283,603,313

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,102,707	$64,598,171
Net realized gain (loss)	10,340,717	74,358,386
Change in net unrealized appreciation (depreciation)	258,159,889	(97,093,752)
Net increase (decrease) in net assets resulting from operations	283,603,313	41,862,805
Distributions to shareholders	(56,048,579)	(122,580,496)
Share transactions - net increase (decrease)	(51,467,828)	(214,194,891)
Total increase (decrease) in net assets	176,086,906	(294,912,582)
Net Assets
Beginning of period	3,087,307,461	3,382,220,043
End of period	$3,263,394,367	$3,087,307,461

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.44	$11.69	$11.57	$11.26	$11.75
Income from Investment Operations
Net investment income (loss)A	.05	.22	.23	.18	.19	.21
Net realized and unrealized gain (loss)	.98	(.09)	.11	.38	.49	(.27)
Total from investment operations	1.03	.13	.34	.56	.68	(.06)
Distributions from net investment income	(.06)	(.23)	(.23)	(.19)	(.20)B	(.21)
Distributions from net realized gain	(.15)	(.20)	(.36)	(.25)	(.17)B	(.22)
Total distributions	(.20)C	(.42)C	(.59)	(.44)	(.37)	(.43)
Net asset value, end of period	$11.98	$11.15	$11.44	$11.69	$11.57	$11.26
Total ReturnD,E	9.36%	1.05%	3.08%	4.86%	6.16%	(.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.47%	.46%I	.39%	- %J	- %J
Expenses net of fee waivers, if any	.47%H	.47%	.46%I	.39%	-%	-%
Expenses net of all reductions	.47%H	.47%	.46%I	.39%	-%	-%
Net investment income (loss)	.92%H	1.90%	2.02%	1.57%	1.70%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,959,363	$1,839,153	$1,978,263	$2,111,741	$2,137,752	$2,184,994
Portfolio turnover rateK	17%H	17%	22%	17%L	31%	20%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.42	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.06	.23	.24	.19
Net realized and unrealized gain (loss)	.98	(.09)	.09	.05
Total from investment operations	1.04	.14	.33	.24
Distributions from net investment income	(.06)	(.23)	(.24)	(.16)
Distributions from net realized gain	(.15)	(.20)	(.36)	(.17)
Total distributions	(.21)	(.43)	(.59)C	(.32)C
Net asset value, end of period	$11.96	$11.13	$11.42	$11.68
Total ReturnD,E	9.42%	1.12%	3.04%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.41%	.41%I	.42%H
Expenses net of fee waivers, if any	.42%H	.41%	.41%I	.42%H
Expenses net of all reductions	.42%H	.41%	.41%I	.42%H
Net investment income (loss)	.97%H	1.95%	2.07%	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,083,198	$1,048,404	$1,236,535	$1,568,576
Portfolio turnover rateJ	17%H	17%	22%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.42	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.06	.23	.24	.18
Net realized and unrealized gain (loss)	.97	(.08)	.11	.15
Total from investment operations	1.03	.15	.35	.33
Distributions from net investment income	(.06)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.15)	(.20)	(.36)	(.17)
Total distributions	(.21)	(.44)	(.61)	(.33)C
Net asset value, end of period	$11.95	$11.13	$11.42	$11.68
Total ReturnD,E	9.35%	1.18%	3.16%	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.37%	.37%	.37%H
Expenses net of fee waivers, if any	.37%H	.37%	.37%	.37%H
Expenses net of all reductions	.37%H	.37%	.37%	.37%H
Net investment income (loss)	1.02%H	2.00%	2.12%	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$220,833	$199,750	$167,422	$39,253
Portfolio turnover rateI	17%H	17%	22%	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series Government Money Market Fund 0.16%	17.2
Fidelity Series Inflation-Protected Bond Index Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Commodity Strategy Fund	2.4
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series International Growth Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series International Value Fund	1.8
86.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.1%
International Equity Funds	14.4%
Bond Funds	52.0%
Short-Term Funds	21.4%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.11% 11/5/20 to 12/3/20 (a)
(Cost $1,219,787)	1,220,000	1,219,790
	Shares	Value

Domestic Equity Funds - 12.1%
Fidelity Series All-Sector Equity Fund (b)	398,816	$4,247,387
Fidelity Series Blue Chip Growth Fund (b)	392,481	6,479,862
Fidelity Series Commodity Strategy Fund (b)	6,092,288	25,343,916
Fidelity Series Growth Company Fund (b)	631,002	16,538,563
Fidelity Series Intrinsic Opportunities Fund (b)	1,046,277	16,552,109
Fidelity Series Large Cap Stock Fund (b)	969,530	13,728,546
Fidelity Series Large Cap Value Index Fund (b)	437,154	5,070,990
Fidelity Series Opportunistic Insights Fund (b)	456,515	9,874,414
Fidelity Series Small Cap Discovery Fund (b)	176,775	1,787,195
Fidelity Series Small Cap Opportunities Fund (b)	445,500	5,684,585
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,086,305	11,949,352
Fidelity Series Value Discovery Fund (b)	738,590	9,128,974
TOTAL DOMESTIC EQUITY FUNDS
(Cost $99,731,755)		126,385,893

International Equity Funds - 14.4%
Fidelity Series Canada Fund (b)	638,565	6,532,517
Fidelity Series Emerging Markets Fund (b)	829,187	7,819,234
Fidelity Series Emerging Markets Opportunities Fund (b)	3,417,910	71,707,762
Fidelity Series International Growth Fund (b)	1,043,787	19,602,319
Fidelity Series International Small Cap Fund (b)	334,843	5,960,203
Fidelity Series International Value Fund (b)	2,207,116	19,025,342
Fidelity Series Overseas Fund (b)	1,740,896	19,463,217
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $118,729,044)		150,110,594

Bond Funds - 52.0%
Fidelity Series Emerging Markets Debt Fund (b)	749,898	6,794,074
Fidelity Series Floating Rate High Income Fund (b)	185,073	1,637,895
Fidelity Series High Income Fund (b)	795,695	7,256,738
Fidelity Series Inflation-Protected Bond Index Fund (b)	10,809,525	115,661,914
Fidelity Series International Credit Fund (b)	57,794	601,635
Fidelity Series Investment Grade Bond Fund (b)	31,312,845	383,269,229
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,307,682	23,838,357
Fidelity Series Real Estate Income Fund (b)	464,539	4,636,095
TOTAL BOND FUNDS
(Cost $504,564,286)		543,695,937

Short-Term Funds - 21.4%
Fidelity Cash Central Fund 0.10% (c)	2,337,457	2,337,925
Fidelity Series Government Money Market Fund 0.16% (b)(d)	180,172,130	180,172,130
Fidelity Series Short-Term Credit Fund (b)	4,063,811	41,654,066
TOTAL SHORT-TERM FUNDS
(Cost $223,087,039)		224,164,121
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $947,331,911)		1,045,576,335
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,733)
NET ASSETS - 100%		$1,045,559,602

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8	Dec. 2020	$741,280	$(7,639)	$(7,638)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Dec. 2020	272,125	(112)	(112)

TOTAL PURCHASED					(7,750)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	Dec. 2020	2,178,800	(14,224)	(14,224)
TOTAL FUTURES CONTRACTS					$(21,974)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $894,847.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,042
Total	$2,042

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$3,341,429	$167,742	$409,894	$--	$(60,468)	$1,208,578	$4,247,387
Fidelity Series Blue Chip Growth Fund	5,848,737	1,736,850	3,117,652	1,443,750	1,083,882	928,045	6,479,862
Fidelity Series Canada Fund	4,425,852	1,461,686	659,494	--	(55,281)	1,359,754	6,532,517
Fidelity Series Commodity Strategy Fund	31,075,670	1,192,118	10,289,160	109,015	(4,630,943)	7,996,231	25,343,916
Fidelity Series Emerging Markets Debt Fund	5,874,966	456,155	268,028	173,911	5,809	725,172	6,794,074
Fidelity Series Emerging Markets Fund	4,422,703	2,326,076	732,419	--	(6,763)	1,809,637	7,819,234
Fidelity Series Emerging Markets Opportunities Fund	41,341,535	21,528,169	8,935,488	--	470,390	17,303,156	71,707,762
Fidelity Series Floating Rate High Income Fund	1,452,141	103,718	64,845	35,433	(1,185)	148,066	1,637,895
Fidelity Series Government Money Market Fund 0.16%	175,058,964	28,692,010	23,578,844	208,709	--	--	180,172,130
Fidelity Series Growth Company Fund	12,367,976	650,497	4,750,472	--	2,508,648	5,761,914	16,538,563
Fidelity Series High Income Fund	6,364,947	533,608	324,228	192,184	1,321	681,090	7,256,738
Fidelity Series Inflation-Protected Bond Index Fund	104,045,608	11,447,428	6,300,850	88,698	55,873	6,413,855	115,661,914
Fidelity Series International Credit Fund	544,319	8,459	--	8,459	--	48,857	601,635
Fidelity Series International Growth Fund	24,530,106	830,474	11,542,246	--	3,681,097	2,102,888	19,602,319
Fidelity Series International Small Cap Fund	5,821,515	254,806	1,793,154	--	249,871	1,427,165	5,960,203
Fidelity Series International Value Fund	20,154,683	1,100,580	6,036,563	--	(944,051)	4,750,693	19,025,342
Fidelity Series Intrinsic Opportunities Fund	12,720,680	1,334,287	648,255	225,635	22,828	3,122,569	16,552,109
Fidelity Series Investment Grade Bond Fund	347,158,396	39,323,101	24,304,716	4,767,206	(10,175)	21,102,623	383,269,229
Fidelity Series Large Cap Stock Fund	11,191,527	1,085,910	566,086	474,629	11,149	2,006,046	13,728,546
Fidelity Series Large Cap Value Index Fund	3,132,969	1,972,430	597,959	--	(20,189)	583,739	5,070,990
Fidelity Series Long-Term Treasury Bond Index Fund	23,764,173	3,989,730	3,191,374	607,362	425,528	(1,149,700)	23,838,357
Fidelity Series Opportunistic Insights Fund	6,975,934	341,979	316,619	--	14,439	2,858,681	9,874,414
Fidelity Series Overseas Fund	18,649,964	2,816,858	7,371,486	--	(397,245)	5,765,126	19,463,217
Fidelity Series Real Estate Income Fund	3,778,313	359,746	203,181	145,789	1,450	699,767	4,636,095
Fidelity Series Short-Term Credit Fund	39,788,012	619,584	243,800	453,096	(1,721)	1,491,991	41,654,066
Fidelity Series Small Cap Discovery Fund	1,388,092	80,925	167,447	4,992	3,638	481,987	1,787,195
Fidelity Series Small Cap Opportunities Fund	4,596,747	286,668	344,783	34,037	(4,745)	1,150,698	5,684,585
Fidelity Series Stock Selector Large Cap Value Fund	8,517,312	3,641,950	1,972,393	--	(77,469)	1,839,952	11,949,352
Fidelity Series Value Discovery Fund	6,051,852	2,898,650	1,245,092	--	(41,432)	1,464,996	9,128,974
	$934,385,122	$131,242,194	$119,976,528	$8,972,905	$2,284,256	$94,083,576	$1,042,018,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,219,790	$--	$1,219,790	$--
Domestic Equity Funds	126,385,893	126,385,893	--	--
International Equity Funds	150,110,594	150,110,594	--	--
Bond Funds	543,695,937	543,695,937	--	--
Short-Term Funds	224,164,121	224,164,121	--	--
Total Investments in Securities:	$1,045,576,335	$1,044,356,545	$1,219,790	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(21,974)	$(21,974)	$--	$--
Total Liabilities	$(21,974)	$(21,974)	$--	$--
Total Derivative Instruments:	$(21,974)	$(21,974)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(21,974)
Total Equity Risk	0	(21,974)
Total Value of Derivatives	$0	$(21,974)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,219,787)	$1,219,790
Fidelity Central Funds (cost $2,337,925)	2,337,925
Other affiliated issuers (cost $943,774,199)	1,042,018,620
Total Investment in Securities (cost $947,331,911)		$1,045,576,335
Cash		35,141
Receivable for investments sold		10,151,038
Receivable for fund shares sold		1,050,379
Distributions receivable from Fidelity Central Funds		218
Total assets		1,056,813,111
Liabilities
Payable for investments purchased	$10,243,560
Payable for fund shares redeemed	593,602
Accrued management fee	382,470
Payable for daily variation margin on futures contracts	33,877
Total liabilities		11,253,509
Net Assets		$1,045,559,602
Net Assets consist of:
Paid in capital		$941,840,486
Total accumulated earnings (loss)		103,719,116
Net Assets		$1,045,559,602
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($585,394,043 ÷ 45,916,801 shares)		$12.75
Class K:
Net Asset Value, offering price and redemption price per share ($375,915,264 ÷ 29,531,705 shares)		$12.73
Class K6:
Net Asset Value, offering price and redemption price per share ($84,250,295 ÷ 6,630,992 shares)		$12.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,783,228
Interest		1,042
Income from Fidelity Central Funds		2,042
Total income		6,786,312
Expenses
Management fee	$2,212,601
Independent trustees' fees and expenses	1,382
Total expenses before reductions	2,213,983
Expense reductions	(102)
Total expenses after reductions		2,213,881
Net investment income (loss)		4,572,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(272)
Other affiliated issuers	2,284,256
Futures contracts	(372,017)
Capital gain distributions from underlying funds:
Affiliated issuers	2,189,677
Total net realized gain (loss)		4,101,644
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(685)
Fidelity Central Funds	(42)
Other affiliated issuers	94,083,576
Futures contracts	(21,974)
Total change in net unrealized appreciation (depreciation)		94,060,875
Net gain (loss)		98,162,519
Net increase (decrease) in net assets resulting from operations		$102,734,950

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,572,431	$18,665,641
Net realized gain (loss)	4,101,644	25,639,455
Change in net unrealized appreciation (depreciation)	94,060,875	(42,129,928)
Net increase (decrease) in net assets resulting from operations	102,734,950	2,175,168
Distributions to shareholders	(15,998,424)	(44,000,478)
Share transactions - net increase (decrease)	20,502,958	18,264,976
Total increase (decrease) in net assets	107,239,484	(23,560,334)
Net Assets
Beginning of period	938,320,118	961,880,452
End of period	$1,045,559,602	$938,320,118

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$12.20	$12.50	$12.20	$11.66	$12.24
Income from Investment Operations
Net investment income (loss)A	.05	.23	.24	.19	.20	.22
Net realized and unrealized gain (loss)	1.22	(.19)	.11	.59	.71	(.34)
Total from investment operations	1.27	.04	.35	.78	.91	(.12)
Distributions from net investment income	(.03)	(.24)	(.24)	(.18)	(.22)B	(.22)
Distributions from net realized gain	(.17)	(.31)	(.41)	(.30)	(.15)B	(.23)
Total distributions	(.20)	(.56)C	(.65)	(.48)	(.37)	(.46)C
Net asset value, end of period	$12.75	$11.68	$12.20	$12.50	$12.20	$11.66
Total ReturnD,E	10.97%	.12%	3.03%	6.43%	7.91%	(1.01)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H,I	.47%	.48%	.41%	- %J	- %J
Expenses net of fee waivers, if any	.46%H,I	.47%	.48%	.41%	-%	-%
Expenses net of all reductions	.46%H,I	.47%	.48%	.41%	-%	-%
Net investment income (loss)	.88%H	1.89%	1.98%	1.52%	1.70%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$585,394	$530,872	$563,036	$590,056	$583,754	$580,726
Portfolio turnover rateK	24%H	24%	26%	23%L	31%	22%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$12.18	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.06	.24	.25	.21
Net realized and unrealized gain (loss)	1.21	(.19)	.10	.15
Total from investment operations	1.27	.05	.35	.36
Distributions from net investment income	(.04)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.17)	(.31)	(.41)	(.19)
Total distributions	(.20)C	(.57)C	(.66)C	(.35)
Net asset value, end of period	$12.73	$11.66	$12.18	$12.49
Total ReturnD,E	11.02%	.18%	3.00%	2.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.42%	.43%	.44%H
Expenses net of fee waivers, if any	.41%H,I	.42%	.43%	.44%H
Expenses net of all reductions	.41%H,I	.42%	.43%	.44%H
Net investment income (loss)	.93%H	1.94%	2.03%	2.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$375,915	$338,902	$357,174	$422,622
Portfolio turnover rateJ	24%H	24%	26%	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$12.17	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.06	.25	.25	.20
Net realized and unrealized gain (loss)	1.21	(.20)	.11	.29
Total from investment operations	1.27	.05	.36	.49
Distributions from net investment income	(.04)	(.27)	(.27)	(.16)
Distributions from net realized gain	(.17)	(.31)	(.41)	(.19)
Total distributions	(.20)C	(.58)	(.68)	(.36)C
Net asset value, end of period	$12.71	$11.64	$12.17	$12.49
Total ReturnD,E	11.05%	.22%	3.15%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H,I	.37%	.38%I	.38%H
Expenses net of fee waivers, if any	.36%H,I	.37%	.38%I	.38%H
Expenses net of all reductions	.36%H,I	.37%	.38%I	.38%H
Net investment income (loss)	.98%H	1.99%	2.08%	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$84,250	$68,546	$41,670	$9,983
Portfolio turnover rateJ	24%H	24%	26%	23%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.1
Fidelity Series Government Money Market Fund 0.16%	13.5
Fidelity Series Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Short-Term Credit Fund	3.3
Fidelity Series Intrinsic Opportunities Fund	2.6
Fidelity Series International Growth Fund	2.6
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.5
Fidelity Series Commodity Strategy Fund	2.5
80.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.0%
International Equity Funds	18.0%
Bond Funds	46.9%
Short-Term Funds	17.0%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 (a)
(Cost $4,979,097)	4,980,000	4,979,129
	Shares	Value

Domestic Equity Funds - 18.0%
Fidelity Series All-Sector Equity Fund (b)	3,411,827	$36,335,960
Fidelity Series Blue Chip Growth Fund (b)	3,179,777	52,498,124
Fidelity Series Commodity Strategy Fund (b)	32,661,732	135,872,807
Fidelity Series Growth Company Fund (b)	5,111,454	133,971,216
Fidelity Series Intrinsic Opportunities Fund (b)	8,853,039	140,055,080
Fidelity Series Large Cap Stock Fund (b)	8,205,702	116,192,742
Fidelity Series Large Cap Value Index Fund (b)	3,543,555	41,105,238
Fidelity Series Opportunistic Insights Fund (b)	3,600,716	77,883,484
Fidelity Series Small Cap Discovery Fund (b)	1,432,910	14,486,720
Fidelity Series Small Cap Opportunities Fund (b)	3,749,260	47,840,561
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,804,412	96,848,527
Fidelity Series Value Discovery Fund (b)	5,985,904	73,985,774
TOTAL DOMESTIC EQUITY FUNDS
(Cost $725,138,277)		967,076,233

International Equity Funds - 18.0%
Fidelity Series Canada Fund (b)	4,587,672	46,931,886
Fidelity Series Emerging Markets Fund (b)	5,000,478	47,154,507
Fidelity Series Emerging Markets Opportunities Fund (b)	19,873,722	416,950,691
Fidelity Series International Growth Fund (b)	7,392,075	138,823,176
Fidelity Series International Small Cap Fund (b)	2,414,741	42,982,387
Fidelity Series International Value Fund (b)	15,927,919	137,298,661
Fidelity Series Overseas Fund (b)	12,399,263	138,623,760
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $750,532,480)		968,765,068

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund (b)	3,777,114	34,220,655
Fidelity Series Floating Rate High Income Fund (b)	815,665	7,218,639
Fidelity Series High Income Fund (b)	4,025,981	36,716,944
Fidelity Series Inflation-Protected Bond Index Fund (b)	48,000,081	513,600,866
Fidelity Series International Credit Fund (b)	388,912	4,048,572
Fidelity Series Investment Grade Bond Fund (b)	145,570,272	1,781,780,131
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,860,669	122,520,711
Fidelity Series Real Estate Income Fund (b)	2,330,416	23,257,547
TOTAL BOND FUNDS
(Cost $2,333,130,209)		2,523,364,065

Short-Term Funds - 17.0%
Fidelity Cash Central Fund 0.10% (c)	10,886,218	10,888,395
Fidelity Series Government Money Market Fund 0.16% (b)(d)	723,111,016	723,111,016
Fidelity Series Short-Term Credit Fund (b)	17,444,009	178,801,088
TOTAL SHORT-TERM FUNDS
(Cost $908,088,242)		912,800,499
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,721,868,305)		5,376,984,994
NET OTHER ASSETS (LIABILITIES) - 0.0%		(451,958)
NET ASSETS - 100%		$5,376,533,036

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	170	Dec. 2020	$28,492,000	$(186,002)	$(186,002)

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,979,129.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,378
Total	$9,378

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$28,032,741	$72,553	$1,646,510	$--	$(189,621)	$10,066,797	$36,335,960
Fidelity Series Blue Chip Growth Fund	51,035,732	10,943,814	29,572,510	10,809,425	14,593,469	5,497,619	52,498,124
Fidelity Series Canada Fund	33,241,204	9,220,573	4,922,894	--	(384,219)	9,777,222	46,931,886
Fidelity Series Commodity Strategy Fund	164,179,523	868,187	46,597,126	589,153	(17,956,468)	35,378,691	135,872,807
Fidelity Series Emerging Markets Debt Fund	31,151,273	975,378	1,734,697	900,519	(13,802)	3,842,503	34,220,655
Fidelity Series Emerging Markets Fund	27,945,598	11,551,802	3,372,425	--	1,325	11,028,207	47,154,507
Fidelity Series Emerging Markets Opportunities Fund	262,352,741	93,780,792	47,769,779	--	3,120,960	105,465,977	416,950,691
Fidelity Series Floating Rate High Income Fund	6,783,903	179,213	419,684	161,104	(43,951)	719,158	7,218,639
Fidelity Series Government Money Market Fund 0.16%	768,710,755	92,619,979	138,219,718	869,124	--	--	723,111,016
Fidelity Series Growth Company Fund	106,586,738	207,266	42,535,363	--	25,554,823	44,157,752	133,971,216
Fidelity Series High Income Fund	34,118,548	1,093,616	2,098,425	1,003,060	(3,604)	3,606,809	36,716,944
Fidelity Series Inflation-Protected Bond Index Fund	474,487,500	44,910,199	35,099,386	401,462	435,251	28,867,302	513,600,866
Fidelity Series International Credit Fund	3,662,875	56,926	--	56,926	--	328,771	4,048,572
Fidelity Series International Growth Fund	171,093,288	1,892,979	74,903,053	--	27,918,050	12,821,912	138,823,176
Fidelity Series International Small Cap Fund	39,888,556	286,333	9,034,767	--	1,641,261	10,201,004	42,982,387
Fidelity Series International Value Fund	142,840,532	3,305,973	35,957,715	--	(6,188,593)	33,298,464	137,298,661
Fidelity Series Intrinsic Opportunities Fund	116,681,353	2,224,282	6,855,524	1,924,054	1,478,853	26,526,116	140,055,080
Fidelity Series Investment Grade Bond Fund	1,671,514,483	159,785,747	149,822,584	22,584,562	542,026	99,760,459	1,781,780,131
Fidelity Series Large Cap Stock Fund	102,370,926	4,453,109	8,896,824	4,193,149	1,120,481	17,145,050	116,192,742
Fidelity Series Large Cap Value Index Fund	28,049,838	11,016,498	3,262,787	--	(72,025)	5,373,714	41,105,238
Fidelity Series Long-Term Treasury Bond Index Fund	123,188,090	21,172,164	18,051,058	3,206,734	1,636,656	(5,425,141)	122,520,711
Fidelity Series Opportunistic Insights Fund	57,705,687	149,923	3,336,238	--	1,526,576	21,837,536	77,883,484
Fidelity Series Overseas Fund	134,768,955	11,488,279	45,631,503	--	(2,950,795)	40,948,824	138,623,760
Fidelity Series Real Estate Income Fund	20,106,049	804,394	1,315,005	747,653	(64,548)	3,726,657	23,257,547
Fidelity Series Short-Term Credit Fund	171,248,199	1,945,325	789,827	1,945,097	(8,270)	6,405,661	178,801,088
Fidelity Series Small Cap Discovery Fund	11,404,842	72,160	912,404	40,051	(57,227)	3,979,349	14,486,720
Fidelity Series Small Cap Opportunities Fund	39,828,055	395,869	2,471,018	288,818	237,489	9,850,166	47,840,561
Fidelity Series Stock Selector Large Cap Value Fund	74,967,864	16,612,803	10,653,032	--	(425,513)	16,346,405	96,848,527
Fidelity Series Value Discovery Fund	55,416,843	12,277,324	6,476,922	--	(158,824)	12,927,353	73,985,774
	$4,953,362,691	$514,363,460	$732,358,778	$49,720,891	$51,289,760	$574,460,337	$5,361,117,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,979,129	$--	$4,979,129	$--
Domestic Equity Funds	967,076,233	967,076,233	--	--
International Equity Funds	968,765,068	968,765,068	--	--
Bond Funds	2,523,364,065	2,523,364,065	--	--
Short-Term Funds	912,800,499	912,800,499	--	--
Total Investments in Securities:	$5,376,984,994	$5,372,005,865	$4,979,129	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(186,002)	$(186,002)	$--	$--
Total Liabilities	$(186,002)	$(186,002)	$--	$--
Total Derivative Instruments:	$(186,002)	$(186,002)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(186,002)
Total Equity Risk	0	(186,002)
Total Value of Derivatives	$0	$(186,002)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,979,097)	$4,979,129
Fidelity Central Funds (cost $10,888,186)	10,888,395
Other affiliated issuers (cost $4,706,001,022)	5,361,117,470
Total Investment in Securities (cost $4,721,868,305)		$5,376,984,994
Receivable for investments sold		58,818,591
Receivable for fund shares sold		2,054,941
Distributions receivable from Fidelity Central Funds		972
Other receivables		96,313
Total assets		5,437,955,811
Liabilities
Payable for investments purchased	$53,206,778
Payable for fund shares redeemed	5,582,780
Accrued management fee	2,187,901
Payable for daily variation margin on futures contracts	349,005
Other payables and accrued expenses	96,311
Total liabilities		61,422,775
Net Assets		$5,376,533,036
Net Assets consist of:
Paid in capital		$4,646,663,211
Total accumulated earnings (loss)		729,869,825
Net Assets		$5,376,533,036
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,591,869,985 ÷ 226,876,365 shares)		$15.83
Class K:
Net Asset Value, offering price and redemption price per share ($1,499,697,429 ÷ 94,774,531 shares)		$15.82
Class K6:
Net Asset Value, offering price and redemption price per share ($284,965,622 ÷ 18,067,028 shares)		$15.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$34,069,345
Interest		6,574
Income from Fidelity Central Funds		9,378
Total income		34,085,297
Expenses
Management fee	$12,806,927
Independent trustees' fees and expenses	7,323
Total expenses before reductions	12,814,250
Expense reductions	(69)
Total expenses after reductions		12,814,181
Net investment income (loss)		21,271,116
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(1,308)
Other affiliated issuers	51,289,760
Futures contracts	(4,792,257)
Capital gain distributions from underlying funds:
Affiliated issuers	15,651,546
Total net realized gain (loss)		62,147,741
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,087)
Fidelity Central Funds	(297)
Other affiliated issuers	574,460,337
Futures contracts	(186,002)
Total change in net unrealized appreciation (depreciation)		574,269,951
Net gain (loss)		636,417,692
Net increase (decrease) in net assets resulting from operations		$657,688,808

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,271,116	$105,841,028
Net realized gain (loss)	62,147,741	239,313,376
Change in net unrealized appreciation (depreciation)	574,269,951	(382,969,895)
Net increase (decrease) in net assets resulting from operations	657,688,808	(37,815,491)
Distributions to shareholders	(127,195,274)	(326,178,030)
Share transactions - net increase (decrease)	(127,715,069)	(509,728,586)
Total increase (decrease) in net assets	402,778,465	(873,722,107)
Net Assets
Beginning of period	4,973,754,571	5,847,476,678
End of period	$5,376,533,036	$4,973,754,571

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.31	$15.35	$15.98	$15.56	$14.75	$15.75
Income from Investment Operations
Net investment income (loss)A	.06	.29	.29	.24	.26	.28
Net realized and unrealized gain (loss)	1.83	(.43)	.12	.95	1.08	(.50)
Total from investment operations	1.89	(.14)	.41	1.19	1.34	(.22)
Distributions from net investment income	(.03)	(.31)	(.30)	(.23)	(.26)	(.29)
Distributions from net realized gain	(.34)	(.60)	(.74)	(.54)	(.26)	(.49)
Total distributions	(.37)	(.90)B	(1.04)	(.77)	(.53)B	(.78)
Net asset value, end of period	$15.83	$14.31	$15.35	$15.98	$15.56	$14.75
Total ReturnC,D	13.41%	(1.25)%	2.89%	7.74%	9.27%	(1.42)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.52%	.52%H	.44%	- %I	- %I
Expenses net of fee waivers, if any	.51%G	.52%	.52%H	.44%	-%	-%
Expenses net of all reductions	.51%G	.52%	.52%H	.44%	-%	-%
Net investment income (loss)	.78%G	1.84%	1.90%	1.47%	1.69%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,591,870	$3,284,758	$3,724,077	$4,038,370	$4,137,360	$4,271,151
Portfolio turnover rateJ	20%G	18%	20%	19%K	23%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30	$15.34	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.06	.30	.30	.27
Net realized and unrealized gain (loss)	1.83	(.43)	.12	.31
Total from investment operations	1.89	(.13)	.42	.58
Distributions from net investment income	(.04)	(.31)	(.31)	(.22)
Distributions from net realized gain	(.34)	(.60)	(.74)	(.35)
Total distributions	(.37)C	(.91)	(1.05)	(.57)
Net asset value, end of period	$15.82	$14.30	$15.34	$15.97
Total ReturnD,E	13.44%	(1.21)%	2.95%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.46%	.47%H
Expenses net of fee waivers, if any	.45%H	.45%	.46%	.47%H
Expenses net of all reductions	.45%H	.45%	.46%	.47%H
Net investment income (loss)	.84%H	1.91%	1.96%	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,499,697	$1,431,597	$1,909,779	$2,396,182
Portfolio turnover rateI	20%H	18%	20%	19%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.25	$15.30	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.07	.30	.31	.27
Net realized and unrealized gain (loss)	1.83	(.42)	.11	.50
Total from investment operations	1.90	(.12)	.42	.77
Distributions from net investment income	(.04)	(.34)	(.35)	(.22)
Distributions from net realized gain	(.34)	(.60)	(.74)	(.35)
Total distributions	(.38)	(.93)C	(1.09)	(.57)
Net asset value, end of period	$15.77	$14.25	$15.30	$15.97
Total ReturnD,E	13.52%	(1.14)%	2.96%	4.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.39%	.39%	.40%H
Expenses net of fee waivers, if any	.38%H	.39%	.39%	.40%H
Expenses net of all reductions	.38%H	.39%	.39%	.40%H
Net investment income (loss)	.90%H	1.97%	2.03%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$284,966	$257,400	$213,620	$59,797
Portfolio turnover rateI	20%H	18%	20%	19%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.4
Fidelity Series Government Money Market Fund 0.16%	10.1
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Inflation-Protected Bond Index Fund	8.3
Fidelity Series Intrinsic Opportunities Fund	3.6
Fidelity Series Growth Company Fund	3.4
Fidelity Series International Growth Fund	3.3
Fidelity Series Overseas Fund	3.3
Fidelity Series International Value Fund	3.2
Fidelity Series Large Cap Stock Fund	3.0
76.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.6%
International Equity Funds	21.7%
Bond Funds	41.9%
Short-Term Funds	12.7%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $7,338,672)	7,340,000	7,338,714
	Shares	Value

Domestic Equity Funds - 23.6%
Fidelity Series All-Sector Equity Fund (b)	6,792,223	$72,337,178
Fidelity Series Blue Chip Growth Fund (b)	6,394,239	105,568,887
Fidelity Series Commodity Strategy Fund (b)	48,106,227	200,121,906
Fidelity Series Growth Company Fund (b)	10,180,019	266,818,308
Fidelity Series Intrinsic Opportunities Fund (b)	17,868,961	282,686,955
Fidelity Series Large Cap Stock Fund (b)	16,501,487	233,661,054
Fidelity Series Large Cap Value Index Fund (b)	7,125,225	82,652,615
Fidelity Series Opportunistic Insights Fund (b)	7,129,596	154,213,162
Fidelity Series Small Cap Discovery Fund (b)	2,881,288	29,129,818
Fidelity Series Small Cap Opportunities Fund (b)	7,548,316	96,316,513
Fidelity Series Stock Selector Large Cap Value Fund (b)	17,701,323	194,714,551
Fidelity Series Value Discovery Fund (b)	12,035,939	148,764,205
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,376,926,328)		1,866,985,152

International Equity Funds - 21.7%
Fidelity Series Canada Fund (b)	8,606,388	88,043,352
Fidelity Series Emerging Markets Fund (b)	8,238,250	77,686,695
Fidelity Series Emerging Markets Opportunities Fund (b)	33,116,741	694,789,223
Fidelity Series International Growth Fund (b)	13,867,299	260,427,869
Fidelity Series International Small Cap Fund (b)	4,518,509	80,429,457
Fidelity Series International Value Fund (b)	29,903,008	257,763,932
Fidelity Series Overseas Fund (b)	23,260,499	260,052,378
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,335,142,861)		1,719,192,906

Bond Funds - 41.9%
Fidelity Series Emerging Markets Debt Fund (b)	5,439,368	49,280,677
Fidelity Series Floating Rate High Income Fund (b)	1,122,421	9,933,427
Fidelity Series High Income Fund (b)	5,886,575	53,685,565
Fidelity Series Inflation-Protected Bond Index Fund (b)	61,264,353	655,528,581
Fidelity Series International Credit Fund (b)	591,361	6,156,070
Fidelity Series Investment Grade Bond Fund (b)	190,056,928	2,326,296,801
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,451,461	180,273,596
Fidelity Series Real Estate Income Fund (b)	3,284,192	32,776,238
TOTAL BOND FUNDS
(Cost $3,039,086,478)		3,313,930,955

Short-Term Funds - 12.7%
Fidelity Cash Central Fund 0.10% (c)	10,762,766	10,764,919
Fidelity Series Government Money Market Fund 0.16% (b)(d)	799,151,082	799,151,082
Fidelity Series Short-Term Credit Fund (b)	19,280,049	197,620,504
TOTAL SHORT-TERM FUNDS
(Cost $1,002,414,432)		1,007,536,505
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,760,908,771)		7,914,984,232
NET OTHER ASSETS (LIABILITIES) - 0.0%		(630,368)
NET ASSETS - 100%		$7,914,353,864

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	305	Dec. 2020	$51,118,000	$(333,710)	$(333,710)

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,338,714.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,843
Total	$10,843

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$56,547,292	$258,427	$4,284,833	$--	$(84,601)	$19,900,893	$72,337,178
Fidelity Series Blue Chip Growth Fund	102,390,731	22,219,638	57,585,470	21,751,996	27,422,085	11,121,903	105,568,887
Fidelity Series Canada Fund	65,763,814	13,416,140	8,569,722	--	(626,734)	18,059,854	88,043,352
Fidelity Series Commodity Strategy Fund	238,815,009	1,659,821	65,838,079	878,453	(24,347,164)	49,832,319	200,121,906
Fidelity Series Emerging Markets Debt Fund	45,488,852	1,498,297	3,274,562	1,304,583	(10,756)	5,578,846	49,280,677
Fidelity Series Emerging Markets Fund	47,604,094	17,334,582	6,233,433	--	100,272	18,881,180	77,686,695
Fidelity Series Emerging Markets Opportunities Fund	455,428,436	138,298,211	80,302,818	--	4,505,243	176,860,151	694,789,223
Fidelity Series Floating Rate High Income Fund	9,513,559	270,418	792,232	223,552	(94,441)	1,036,123	9,933,427
Fidelity Series Government Money Market Fund 0.16%	889,239,670	130,034,208	220,122,796	967,662	--	--	799,151,082
Fidelity Series Growth Company Fund	213,036,213	362,508	84,497,429	--	50,257,665	87,659,351	266,818,308
Fidelity Series High Income Fund	50,612,414	1,709,969	3,961,169	1,475,632	(225,453)	5,549,804	53,685,565
Fidelity Series Inflation-Protected Bond Index Fund	607,324,717	72,656,174	61,815,249	510,808	521,408	36,841,531	655,528,581
Fidelity Series International Credit Fund	5,569,597	86,558	--	86,559	--	499,915	6,156,070
Fidelity Series International Growth Fund	308,550,153	3,847,044	126,707,957	--	46,971,493	27,767,136	260,427,869
Fidelity Series International Small Cap Fund	72,749,871	916,741	15,189,841	--	2,807,189	19,145,497	80,429,457
Fidelity Series International Value Fund	263,255,626	7,563,162	63,399,038	--	(5,912,901)	56,257,083	257,763,932
Fidelity Series Intrinsic Opportunities Fund	238,528,707	4,948,427	17,795,096	3,883,446	3,582,673	53,422,244	282,686,955
Fidelity Series Investment Grade Bond Fund	2,164,644,980	264,812,136	233,144,874	29,366,256	1,377,502	128,607,057	2,326,296,801
Fidelity Series Large Cap Stock Fund	205,286,549	13,178,092	21,768,308	8,493,971	913,343	36,051,378	233,661,054
Fidelity Series Large Cap Value Index Fund	56,345,334	22,095,807	6,573,253	--	(86,277)	10,871,004	82,652,615
Fidelity Series Long-Term Treasury Bond Index Fund	185,243,180	35,283,276	34,871,130	4,698,654	3,787,118	(9,168,848)	180,273,596
Fidelity Series Opportunistic Insights Fund	115,784,325	534,535	8,705,592	--	3,889,782	42,710,112	154,213,162
Fidelity Series Overseas Fund	252,740,831	15,628,903	78,605,313	--	(5,761,418)	76,049,375	260,052,378
Fidelity Series Real Estate Income Fund	28,831,604	1,205,041	2,482,808	1,057,714	(122,776)	5,345,177	32,776,238
Fidelity Series Short-Term Credit Fund	189,382,610	2,149,981	984,344	2,149,975	(9,582)	7,081,839	197,620,504
Fidelity Series Small Cap Discovery Fund	22,832,454	412,549	1,991,645	80,304	(128,115)	8,004,575	29,129,818
Fidelity Series Small Cap Opportunities Fund	79,771,188	3,687,595	7,828,218	590,164	939,337	19,746,611	96,316,513
Fidelity Series Stock Selector Large Cap Value Fund	150,151,660	29,381,927	17,948,169	--	(386,163)	33,515,296	194,714,551
Fidelity Series Value Discovery Fund	112,117,914	22,901,778	12,474,743	--	(130,354)	26,349,610	148,764,205
	$7,233,551,384	$828,351,945	$1,247,748,121	$77,519,729	$109,148,375	$973,577,016	$7,896,880,599

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$7,338,714	$--	$7,338,714	$--
Domestic Equity Funds	1,866,985,152	1,866,985,152	--	--
International Equity Funds	1,719,192,906	1,719,192,906	--	--
Bond Funds	3,313,930,955	3,313,930,955	--	--
Short-Term Funds	1,007,536,505	1,007,536,505	--	--
Total Investments in Securities:	$7,914,984,232	$7,907,645,518	$7,338,714	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(333,710)	$(333,710)	$--	$--
Total Liabilities	$(333,710)	$(333,710)	$--	$--
Total Derivative Instruments:	$(333,710)	$(333,710)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(333,710)
Total Equity Risk	0	(333,710)
Total Value of Derivatives	$0	$(333,710)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,338,672)	$7,338,714
Fidelity Central Funds (cost $10,764,576)	10,764,919
Other affiliated issuers (cost $6,742,805,523)	7,896,880,599
Total Investment in Securities (cost $6,760,908,771)		$7,914,984,232
Receivable for investments sold		86,922,982
Receivable for fund shares sold		2,794,494
Distributions receivable from Fidelity Central Funds		927
Total assets		8,004,702,635
Liabilities
Payable for investments purchased	$82,638,356
Payable for fund shares redeemed	3,820,708
Accrued management fee	3,421,175
Payable for daily variation margin on futures contracts	468,532
Total liabilities		90,348,771
Net Assets		$7,914,353,864
Net Assets consist of:
Paid in capital		$6,620,962,208
Total accumulated earnings (loss)		1,293,391,656
Net Assets		$7,914,353,864
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($4,592,547,980 ÷ 354,157,724 shares)		$12.97
Class K:
Net Asset Value, offering price and redemption price per share ($2,651,521,442 ÷ 204,714,056 shares)		$12.95
Class K6:
Net Asset Value, offering price and redemption price per share ($670,284,442 ÷ 51,876,471 shares)		$12.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$47,469,166
Interest		10,481
Income from Fidelity Central Funds		10,843
Total income		47,490,490
Expenses
Management fee	$20,011,452
Independent trustees' fees and expenses	10,767
Total expenses before reductions	20,022,219
Expense reductions	(89)
Total expenses after reductions		20,022,130
Net investment income (loss)		27,468,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(1,585)
Other affiliated issuers	109,148,375
Futures contracts	(8,704,835)
Capital gain distributions from underlying funds:
Affiliated issuers	30,050,563
Total net realized gain (loss)		130,492,518
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,485)
Fidelity Central Funds	(473)
Other affiliated issuers	973,577,016
Futures contracts	(333,710)
Total change in net unrealized appreciation (depreciation)		973,236,348
Net gain (loss)		1,103,728,866
Net increase (decrease) in net assets resulting from operations		$1,131,197,226

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,468,360	$156,027,399
Net realized gain (loss)	130,492,518	432,413,126
Change in net unrealized appreciation (depreciation)	973,236,348	(752,576,562)
Net increase (decrease) in net assets resulting from operations	1,131,197,226	(164,136,037)
Distributions to shareholders	(228,684,440)	(571,740,150)
Share transactions - net increase (decrease)	(248,225,028)	(910,583,607)
Total increase (decrease) in net assets	654,287,758	(1,646,459,794)
Net Assets
Beginning of period	7,260,066,106	8,906,525,900
End of period	$7,914,353,864	$7,260,066,106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$12.68	$13.33	$12.82	$12.03	$12.92
Income from Investment Operations
Net investment income (loss)A	.04	.23	.23	.19	.21	.23
Net realized and unrealized gain (loss)	1.77	(.52)	.08	.97	1.04	(.46)
Total from investment operations	1.81	(.29)	.31	1.16	1.25	(.23)
Distributions from net investment income	(.02)	(.24)	(.24)	(.19)	(.21)	(.23)
Distributions from net realized gain	(.35)	(.62)	(.73)	(.46)	(.24)	(.43)
Total distributions	(.37)	(.86)	(.96)B	(.65)	(.46)B	(.66)
Net asset value, end of period	$12.97	$11.53	$12.68	$13.33	$12.82	$12.03
Total ReturnC,D	15.99%	(2.80)%	2.74%	9.15%	10.63%	(1.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.56%	.57%	.48%	- %H	- %H
Expenses net of fee waivers, if any	.55%G	.56%	.57%	.48%	-%	-%
Expenses net of all reductions	.55%G	.56%	.57%	.48%	-%	-%
Net investment income (loss)	.67%G	1.80%	1.82%	1.40%	1.69%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$4,592,548	$4,174,065	$4,946,449	$5,380,580	$5,327,313	$5,354,142
Portfolio turnover rateI	21%G	21%	19%	23%J	21%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$12.66	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.05	.24	.24	.22
Net realized and unrealized gain (loss)	1.75	(.51)	.08	.34
Total from investment operations	1.80	(.27)	.32	.56
Distributions from net investment income	(.02)	(.25)	(.25)	(.18)
Distributions from net realized gain	(.35)	(.62)	(.73)	(.29)
Total distributions	(.37)	(.87)	(.97)C	(.46)C
Net asset value, end of period	$12.95	$11.52	$12.66	$13.31
Total ReturnD,E	15.93%	(2.67)%	2.80%	4.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.49%	.50%	.51%H,I
Expenses net of fee waivers, if any	.48%H	.49%	.50%	.51%H,I
Expenses net of all reductions	.48%H	.49%	.50%	.51%H,I
Net investment income (loss)	.74%H	1.87%	1.89%	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,651,521	$2,524,326	$3,471,921	$4,624,065
Portfolio turnover rateJ	21%H	21%	19%	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$12.64	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.05	.25	.25	.21
Net realized and unrealized gain (loss)	1.75	(.51)	.08	.55
Total from investment operations	1.80	(.26)	.33	.76
Distributions from net investment income	(.03)	(.27)	(.28)	(.18)
Distributions from net realized gain	(.35)	(.62)	(.73)	(.29)
Total distributions	(.37)C	(.89)	(1.01)	(.47)
Net asset value, end of period	$12.92	$11.49	$12.64	$13.32
Total ReturnD,E	16.02%	(2.61)%	2.87%	5.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.41%	.41%	.42%H
Expenses net of fee waivers, if any	.40%H	.41%	.41%	.42%H
Expenses net of all reductions	.40%H	.41%	.41%	.42%H
Net investment income (loss)	.82%H	1.95%	1.97%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$670,284	$561,675	$488,156	$114,268
Portfolio turnover rateI	21%H	21%	19%	23%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.8
Fidelity Series Emerging Markets Opportunities Fund	9.6
Fidelity Series Government Money Market Fund 0.16%	7.2
Fidelity Series Inflation-Protected Bond Index Fund	7.0
Fidelity Series Intrinsic Opportunities Fund	4.4
Fidelity Series Growth Company Fund	4.2
Fidelity Series International Growth Fund	4.0
Fidelity Series Overseas Fund	4.0
Fidelity Series International Value Fund	3.9
Fidelity Series Large Cap Stock Fund	3.7
73.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.7%
International Equity Funds	25.1%
Bond Funds	37.0%
Short-Term Funds	9.1%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $20,406,144)	20,410,000	20,406,370
	Shares	Value

Domestic Equity Funds - 28.7%
Fidelity Series All-Sector Equity Fund (b)	26,062,542	$277,566,071
Fidelity Series Blue Chip Growth Fund (b)	25,034,541	413,320,265
Fidelity Series Commodity Strategy Fund (b)	150,325,193	625,352,804
Fidelity Series Growth Company Fund (b)	39,886,674	1,045,429,731
Fidelity Series Intrinsic Opportunities Fund (b)	69,277,861	1,095,975,763
Fidelity Series Large Cap Stock Fund (b)	64,603,203	914,781,354
Fidelity Series Large Cap Value Index Fund (b)	27,893,851	323,568,675
Fidelity Series Opportunistic Insights Fund (b)	27,418,979	593,072,507
Fidelity Series Small Cap Discovery Fund (b)	10,975,328	110,960,570
Fidelity Series Small Cap Opportunities Fund (b)	29,127,392	371,665,524
Fidelity Series Stock Selector Large Cap Value Fund (b)	69,297,124	762,268,366
Fidelity Series Value Discovery Fund (b)	47,117,505	582,372,365
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,297,854,145)		7,116,333,995

International Equity Funds - 25.1%
Fidelity Series Canada Fund (b)	32,362,079	331,064,066
Fidelity Series Emerging Markets Fund (b)	28,332,922	267,179,453
Fidelity Series Emerging Markets Opportunities Fund (b)	113,755,622	2,386,592,952
Fidelity Series International Growth Fund (b)	52,145,745	979,297,090
Fidelity Series International Small Cap Fund (b)	16,964,272	301,964,049
Fidelity Series International Value Fund (b)	112,502,706	969,773,323
Fidelity Series Overseas Fund (b)	87,467,805	977,890,061
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,902,431,962)		6,213,760,994

Bond Funds - 37.0%
Fidelity Series Emerging Markets Debt Fund (b)	16,660,422	150,943,424
Fidelity Series Floating Rate High Income Fund (b)	3,225,541	28,546,040
Fidelity Series High Income Fund (b)	18,317,029	167,051,301
Fidelity Series Inflation-Protected Bond Index Fund (b)	162,672,754	1,740,598,467
Fidelity Series International Credit Fund (b)	2,008,279	20,906,183
Fidelity Series Investment Grade Bond Fund (b)	521,190,842	6,379,375,898
Fidelity Series Long-Term Treasury Bond Index Fund (b)	54,541,409	563,412,758
Fidelity Series Real Estate Income Fund (b)	10,350,222	103,295,213
TOTAL BOND FUNDS
(Cost $8,457,807,653)		9,154,129,284

Short-Term Funds - 9.1%
Fidelity Cash Central Fund 0.10% (c)	33,086,586	33,093,203
Fidelity Series Government Money Market Fund 0.16% (b)(d)	1,771,613,198	1,771,613,198
Fidelity Series Short-Term Credit Fund (b)	42,703,585	437,711,749
TOTAL SHORT-TERM FUNDS
(Cost $2,231,146,258)		2,242,418,150
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,909,646,162)		24,747,048,793
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,180,000)
NET ASSETS - 100%		$24,744,868,793

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	172	Dec. 2020	$15,937,520	$(401)	$(401)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	954	Dec. 2020	159,890,400	(1,043,800)	(1,043,800)
TOTAL FUTURES CONTRACTS					$(1,044,201)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,406,370.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,341
Total	$31,341

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$222,157,681	$105,608	$21,832,650	$--	$(472,813)	$77,608,245	$277,566,071
Fidelity Series Blue Chip Growth Fund	401,275,081	85,399,671	219,824,554	85,342,516	102,762,183	43,707,884	413,320,265
Fidelity Series Canada Fund	248,557,602	40,775,168	22,107,628	--	(1,814,924)	65,653,848	331,064,066
Fidelity Series Commodity Strategy Fund	750,476,816	4,017,883	208,960,112	2,715,977	(75,200,326)	155,018,543	625,352,804
Fidelity Series Emerging Markets Debt Fund	141,311,043	4,093,549	11,748,499	4,030,480	(653,351)	17,940,682	150,943,424
Fidelity Series Emerging Markets Fund	167,501,987	56,842,826	23,395,006	--	265,764	65,963,882	267,179,453
Fidelity Series Emerging Markets Opportunities Fund	1,611,797,769	429,438,837	282,702,639	--	22,139,334	605,919,651	2,386,592,952
Fidelity Series Floating Rate High Income Fund	27,965,717	666,319	2,842,376	651,063	(365,188)	3,121,568	28,546,040
Fidelity Series Government Money Market Fund 0.16%	2,093,461,675	360,330,445	682,178,922	2,204,688	--	--	1,771,613,198
Fidelity Series Growth Company Fund	832,687,196	21,527	319,923,027	--	188,448,968	344,195,067	1,045,429,731
Fidelity Series High Income Fund	159,771,045	4,709,258	14,211,901	4,632,958	(684,835)	17,467,734	167,051,301
Fidelity Series Inflation-Protected Bond Index Fund	1,621,478,041	223,742,445	203,822,108	1,355,118	1,586,710	97,613,379	1,740,598,467
Fidelity Series International Credit Fund	18,914,504	293,955	--	293,956	--	1,697,724	20,906,183
Fidelity Series International Growth Fund	1,133,838,427	9,493,431	441,312,279	--	151,859,972	125,417,539	979,297,090
Fidelity Series International Small Cap Fund	263,405,367	403,008	43,261,712	--	8,152,469	73,264,917	301,964,049
Fidelity Series International Value Fund	968,459,791	34,637,230	221,327,262	--	(31,879,111)	219,882,675	969,773,323
Fidelity Series Intrinsic Opportunities Fund	946,427,431	15,516,834	90,484,762	15,076,739	2,018,006	222,498,254	1,095,975,763
Fidelity Series Investment Grade Bond Fund	5,933,297,925	828,643,002	739,323,690	80,705,095	1,094,877	355,663,784	6,379,375,898
Fidelity Series Large Cap Stock Fund	799,693,788	56,036,139	87,691,228	33,219,092	5,239,801	141,502,854	914,781,354
Fidelity Series Large Cap Value Index Fund	219,571,867	85,618,812	24,548,123	--	(1,005,446)	43,931,565	323,568,675
Fidelity Series Long-Term Treasury Bond Index Fund	584,777,693	120,403,319	125,261,005	14,635,602	13,836,050	(30,343,299)	563,412,758
Fidelity Series Opportunistic Insights Fund	451,089,896	217,225	39,174,211	--	18,701,670	162,237,927	593,072,507
Fidelity Series Overseas Fund	938,368,150	38,357,687	259,637,953	--	(17,613,188)	278,415,365	977,890,061
Fidelity Series Real Estate Income Fund	92,134,606	3,406,696	8,908,442	3,356,564	(738,457)	17,400,810	103,295,213
Fidelity Series Short-Term Credit Fund	419,604,884	4,763,359	2,319,078	4,761,865	(6,637)	15,669,221	437,711,749
Fidelity Series Small Cap Discovery Fund	89,019,997	356,591	8,845,608	309,668	(608,054)	31,037,644	110,960,570
Fidelity Series Small Cap Opportunities Fund	311,295,228	9,397,737	28,818,594	2,247,206	1,546,746	78,244,407	371,665,524
Fidelity Series Stock Selector Large Cap Value Fund	585,596,818	113,896,053	67,583,835	--	(914,149)	131,273,479	762,268,366
Fidelity Series Value Discovery Fund	436,835,697	86,880,696	45,615,605	--	(616,946)	104,888,523	582,372,365
	$22,470,773,722	$2,618,465,310	$4,247,662,809	$255,538,587	$385,079,125	$3,466,893,872	$24,693,549,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$20,406,370	$--	$20,406,370	$--
Domestic Equity Funds	7,116,333,995	7,116,333,995	--	--
International Equity Funds	6,213,760,994	6,213,760,994	--	--
Bond Funds	9,154,129,284	9,154,129,284	--	--
Short-Term Funds	2,242,418,150	2,242,418,150	--	--
Total Investments in Securities:	$24,747,048,793	$24,726,642,423	$20,406,370	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,044,201)	$(1,044,201)	$--	$--
Total Liabilities	$(1,044,201)	$(1,044,201)	$--	$--
Total Derivative Instruments:	$(1,044,201)	$(1,044,201)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,044,201)
Total Equity Risk	0	(1,044,201)
Total Value of Derivatives	$0	$(1,044,201)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,406,144)	$20,406,370
Fidelity Central Funds (cost $33,092,342)	33,093,203
Other affiliated issuers (cost $20,856,147,676)	24,693,549,220
Total Investment in Securities (cost $20,909,646,162)		$24,747,048,793
Receivable for investments sold		254,968,566
Receivable for fund shares sold		11,864,982
Distributions receivable from Fidelity Central Funds		2,862
Other receivables		260,173
Total assets		25,014,145,376
Liabilities
Payable for investments purchased	$235,031,096
Payable for fund shares redeemed	21,050,500
Accrued management fee	11,321,045
Payable for daily variation margin on futures contracts	1,613,775
Other payables and accrued expenses	260,167
Total liabilities		269,276,583
Net Assets		$24,744,868,793
Net Assets consist of:
Paid in capital		$20,414,484,142
Total accumulated earnings (loss)		4,330,384,651
Net Assets		$24,744,868,793
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($11,817,140,506 ÷ 725,004,643 shares)		$16.30
Class K:
Net Asset Value, offering price and redemption price per share ($10,524,080,904 ÷ 646,162,289 shares)		$16.29
Class K6:
Net Asset Value, offering price and redemption price per share ($2,403,647,383 ÷ 147,909,659 shares)		$16.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$140,861,917
Interest		26,159
Income from Fidelity Central Funds		31,341
Total income		140,919,417
Expenses
Management fee	$66,228,219
Independent trustees' fees and expenses	33,663
Total expenses before reductions	66,261,882
Expense reductions	(131)
Total expenses after reductions		66,261,751
Net investment income (loss)		74,657,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(5,286)
Other affiliated issuers	385,079,125
Futures contracts	(25,687,207)
Capital gain distributions from underlying funds:
Affiliated issuers	114,676,670
Total net realized gain (loss)		474,063,302
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,436)
Fidelity Central Funds	(1,220)
Other affiliated issuers	3,466,893,872
Futures contracts	(1,044,201)
Total change in net unrealized appreciation (depreciation)		3,465,835,015
Net gain (loss)		3,939,898,317
Net increase (decrease) in net assets resulting from operations		$4,014,555,983

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,657,666	$485,104,275
Net realized gain (loss)	474,063,302	1,259,186,387
Change in net unrealized appreciation (depreciation)	3,465,835,015	(2,580,993,899)
Net increase (decrease) in net assets resulting from operations	4,014,555,983	(836,703,237)
Distributions to shareholders	(711,013,958)	(1,779,102,780)
Share transactions - net increase (decrease)	(1,107,511,259)	(2,571,249,276)
Total increase (decrease) in net assets	2,196,030,766	(5,187,055,293)
Net Assets
Beginning of period	22,548,838,027	27,735,893,320
End of period	$24,744,868,793	$22,548,838,027

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$15.83	$16.51	$15.70	$14.63	$15.76
Income from Investment Operations
Net investment income (loss)A	.04	.28	.28	.22	.25	.28
Net realized and unrealized gain (loss)	2.50	(.84)	.10	1.34	1.40	(.60)
Total from investment operations	2.54	(.56)	.38	1.56	1.65	(.32)
Distributions from net investment income	(.02)	(.30)	(.28)	(.22)	(.26)	(.28)
Distributions from net realized gain	(.44)	(.76)	(.78)	(.52)	(.32)	(.53)
Total distributions	(.45)B	(1.06)	(1.06)	(.75)B	(.58)	(.81)
Net asset value, end of period	$16.30	$14.21	$15.83	$16.51	$15.70	$14.63
Total ReturnC,D	18.25%	(4.15)%	2.66%	10.01%	11.57%	(2.10)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%G	.60%	.61%	.52%	- %H	- %H
Expenses net of fee waivers, if any	.59%G	.60%	.61%	.52%	-%	-%
Expenses net of all reductions	.59%G	.60%	.61%	.52%	-%	-%
Net investment income (loss)	.56%G	1.76%	1.76%	1.34%	1.69%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$11,817,140	$10,620,621	$12,395,049	$12,916,078	$12,279,240	$11,732,980
Portfolio turnover rateI	22%G	23%	19%	21%J	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.20	$15.81	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.05	.29	.29	.27
Net realized and unrealized gain (loss)	2.50	(.83)	.10	.50
Total from investment operations	2.55	(.54)	.39	.77
Distributions from net investment income	(.02)	(.31)	(.29)	(.21)
Distributions from net realized gain	(.44)	(.76)	(.78)	(.31)
Total distributions	(.46)	(1.07)	(1.07)	(.52)
Net asset value, end of period	$16.29	$14.20	$15.81	$16.49
Total ReturnC,D	18.29%	(4.04)%	2.73%	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.53%	.54%G
Expenses net of fee waivers, if any	.52%G	.52%	.53%	.54%G
Expenses net of all reductions	.52%G	.52%	.53%	.54%G
Net investment income (loss)	.64%G	1.84%	1.84%	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,524,081	$9,840,293	$13,509,101	$16,611,072
Portfolio turnover rateH	22%G	23%	19%	21%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.16	$15.78	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.06	.31	.30	.24
Net realized and unrealized gain (loss)	2.49	(.83)	.10	.79
Total from investment operations	2.55	(.52)	.40	1.03
Distributions from net investment income	(.03)	(.34)	(.34)	(.22)
Distributions from net realized gain	(.44)	(.76)	(.78)	(.31)
Total distributions	(.46)C	(1.10)	(1.12)	(.53)
Net asset value, end of period	$16.25	$14.16	$15.78	$16.50
Total ReturnD,E	18.37%	(3.96)%	2.80%	6.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.43%	.43%	.44%H
Expenses net of fee waivers, if any	.42%H	.43%	.43%	.44%H
Expenses net of all reductions	.42%H	.43%	.43%	.44%H
Net investment income (loss)	.73%H	1.93%	1.94%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,403,647	$2,087,924	$1,831,743	$474,981
Portfolio turnover rateI	22%H	23%	19%	21%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.2
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Intrinsic Opportunities Fund	5.1
Fidelity Series Growth Company Fund	4.9
Fidelity Series Government Money Market Fund 0.16%	4.8
Fidelity Series International Growth Fund	4.5
Fidelity Series Overseas Fund	4.4
Fidelity Series International Value Fund	4.4
Fidelity Series Large Cap Stock Fund	4.3
72.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.6%
International Equity Funds	27.7%
Bond Funds	33.6%
Short-Term Funds	6.0%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $27,924,786)	27,930,000	27,925,036
	Shares	Value

Domestic Equity Funds - 32.6%
Fidelity Series All-Sector Equity Fund (b)	33,849,500	$360,497,177
Fidelity Series Blue Chip Growth Fund (b)	32,658,461	539,191,183
Fidelity Series Commodity Strategy Fund (b)	166,240,968	691,562,425
Fidelity Series Growth Company Fund (b)	52,174,744	1,367,500,040
Fidelity Series Intrinsic Opportunities Fund (b)	89,907,199	1,422,331,891
Fidelity Series Large Cap Stock Fund (b)	84,272,494	1,193,298,512
Fidelity Series Large Cap Value Index Fund (b)	36,386,904	422,088,086
Fidelity Series Opportunistic Insights Fund (b)	35,594,036	769,899,007
Fidelity Series Small Cap Discovery Fund (b)	14,359,192	145,171,429
Fidelity Series Small Cap Opportunities Fund (b)	37,805,859	482,402,756
Fidelity Series Stock Selector Large Cap Value Fund (b)	90,395,414	994,349,549
Fidelity Series Value Discovery Fund (b)	61,462,967	759,682,267
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,064,964,656)		9,147,974,322

International Equity Funds - 27.7%
Fidelity Series Canada Fund (b)	41,040,800	419,847,382
Fidelity Series Emerging Markets Fund (b)	34,313,253	323,573,977
Fidelity Series Emerging Markets Opportunities Fund (b)	137,648,346	2,887,862,307
Fidelity Series International Growth Fund (b)	66,575,443	1,250,286,821
Fidelity Series International Small Cap Fund (b)	21,516,105	382,986,667
Fidelity Series International Value Fund (b)	143,420,693	1,236,286,374
Fidelity Series Overseas Fund (b)	111,672,059	1,248,493,622
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,300,564,447)		7,749,337,150

Bond Funds - 33.6%
Fidelity Series Emerging Markets Debt Fund (b)	18,577,883	168,315,617
Fidelity Series Floating Rate High Income Fund (b)	3,521,636	31,166,477
Fidelity Series High Income Fund (b)	20,837,163	190,034,931
Fidelity Series Inflation-Protected Bond Index Fund (b)	164,135,669	1,756,251,660
Fidelity Series International Credit Fund (b)	1,726,089	17,968,587
Fidelity Series Investment Grade Bond Fund (b)	532,003,470	6,511,722,473
Fidelity Series Long-Term Treasury Bond Index Fund (b)	61,767,689	638,060,228
Fidelity Series Real Estate Income Fund (b)	11,562,255	115,391,300
TOTAL BOND FUNDS
(Cost $8,767,807,899)		9,428,911,273

Short-Term Funds - 6.0%
Fidelity Cash Central Fund 0.10% (c)	31,296,426	31,302,686
Fidelity Series Government Money Market Fund 0.16% (b)(d)	1,353,693,095	1,353,693,095
Fidelity Series Short-Term Credit Fund (b)	28,836,441	295,573,518
TOTAL SHORT-TERM FUNDS
(Cost $1,673,065,797)		1,680,569,299
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,834,327,585)		28,034,717,080
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,569,735)
NET ASSETS - 100%		$28,033,147,345

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	321	Dec. 2020	$29,743,860	$(110,698)	$(110,698)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	559	Dec. 2020	30,423,575	(12,482)	(12,482)

TOTAL PURCHASED					(123,180)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,151	Dec. 2020	192,907,600	(1,259,344)	(1,259,344)
TOTAL FUTURES CONTRACTS					$(1,382,524)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,925,036.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,275
Total	$33,275

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$278,497,907	$1,228,118	$17,120,939	$--	$(1,727,807)	$99,619,898	$360,497,177
Fidelity Series Blue Chip Growth Fund	503,166,574	112,750,420	256,713,189	111,134,276	118,564,583	61,422,795	539,191,183
Fidelity Series Canada Fund	305,536,416	48,480,294	10,821,492	--	(594,575)	77,246,739	419,847,382
Fidelity Series Commodity Strategy Fund	813,387,775	10,917,301	221,556,100	2,989,561	(92,298,791)	181,112,240	691,562,425
Fidelity Series Emerging Markets Debt Fund	152,149,526	5,132,825	7,718,972	4,411,073	(115,838)	18,868,076	168,315,617
Fidelity Series Emerging Markets Fund	197,869,090	65,931,578	18,567,522	--	148,155	78,192,676	323,573,977
Fidelity Series Emerging Markets Opportunities Fund	1,907,368,420	494,690,591	254,943,443	--	9,125,921	731,620,818	2,887,862,307
Fidelity Series Floating Rate High Income Fund	29,249,471	869,103	1,867,492	694,488	(169,614)	3,085,009	31,166,477
Fidelity Series Government Money Market Fund 0.16%	1,608,157,933	387,642,220	642,107,058	1,654,636	--	--	1,353,693,095
Fidelity Series Growth Company Fund	1,045,601,982	3,516,579	350,527,304	--	202,638,938	466,269,845	1,367,500,040
Fidelity Series High Income Fund	174,793,716	6,034,786	9,337,469	5,161,697	(277,736)	18,821,634	190,034,931
Fidelity Series Inflation-Protected Bond Index Fund	1,564,983,539	258,318,444	164,414,253	1,329,251	922,573	96,441,357	1,756,251,660
Fidelity Series International Credit Fund	16,256,765	252,651	--	252,651	--	1,459,171	17,968,587
Fidelity Series International Growth Fund	1,366,267,212	13,478,211	470,939,469	--	131,637,613	209,843,254	1,250,286,821
Fidelity Series International Small Cap Fund	317,352,794	1,374,427	37,084,474	--	4,422,906	96,921,014	382,986,667
Fidelity Series International Value Fund	1,172,297,947	43,873,597	211,648,264	--	(36,543,827)	268,306,921	1,236,286,374
Fidelity Series Intrinsic Opportunities Fund	1,186,447,102	24,568,018	72,787,263	19,481,905	(3,269,537)	287,373,571	1,422,331,891
Fidelity Series Investment Grade Bond Fund	5,763,712,548	980,098,613	581,878,538	80,260,959	(957,209)	350,747,059	6,511,722,473
Fidelity Series Large Cap Stock Fund	1,006,415,403	72,066,714	70,460,796	42,621,822	2,427,547	182,849,644	1,193,298,512
Fidelity Series Large Cap Value Index Fund	276,213,383	107,834,908	17,540,363	--	(1,033,400)	56,613,558	422,088,086
Fidelity Series Long-Term Treasury Bond Index Fund	624,897,761	145,694,962	114,372,695	15,944,723	12,756,344	(30,916,144)	638,060,228
Fidelity Series Opportunistic Insights Fund	566,775,854	2,776,228	29,664,278	--	11,301,217	218,709,986	769,899,007
Fidelity Series Overseas Fund	1,139,056,795	35,256,365	245,750,621	--	(16,760,604)	336,691,687	1,248,493,622
Fidelity Series Real Estate Income Fund	98,916,856	4,242,879	5,851,487	3,695,737	(697,379)	18,780,431	115,391,300
Fidelity Series Short-Term Credit Fund	282,038,735	3,446,905	480,005	3,214,882	(7,009)	10,574,892	295,573,518
Fidelity Series Small Cap Discovery Fund	112,176,883	1,023,455	6,732,773	395,880	(463,764)	39,167,628	145,171,429
Fidelity Series Small Cap Opportunities Fund	391,999,124	10,525,695	21,023,494	2,903,283	(267,914)	101,169,345	482,402,756
Fidelity Series Stock Selector Large Cap Value Fund	737,278,105	140,283,403	50,021,607	--	(2,100,887)	168,910,535	994,349,549
Fidelity Series Value Discovery Fund	549,452,739	109,803,419	32,606,463	--	(427,632)	133,460,204	759,682,267
	$24,188,318,355	$3,092,112,709	$3,924,537,823	$296,146,824	$336,232,274	$4,283,363,843	$27,975,489,358

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$27,925,036	$--	$27,925,036	$--
Domestic Equity Funds	9,147,974,322	9,147,974,322	--	--
International Equity Funds	7,749,337,150	7,749,337,150	--	--
Bond Funds	9,428,911,273	9,428,911,273	--	--
Short-Term Funds	1,680,569,299	1,680,569,299	--	--
Total Investments in Securities:	$28,034,717,080	$28,006,792,044	$27,925,036	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,382,524)	$(1,382,524)	$--	$--
Total Liabilities	$(1,382,524)	$(1,382,524)	$--	$--
Total Derivative Instruments:	$(1,382,524)	$(1,382,524)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,382,524)
Total Equity Risk	0	(1,382,524)
Total Value of Derivatives	$0	$(1,382,524)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $27,924,786)	$27,925,036
Fidelity Central Funds (cost $31,301,590)	31,302,686
Other affiliated issuers (cost $23,775,101,209)	27,975,489,358
Total Investment in Securities (cost $23,834,327,585)		$28,034,717,080
Receivable for investments sold		273,587,740
Receivable for fund shares sold		21,051,593
Distributions receivable from Fidelity Central Funds		2,747
Total assets		28,329,359,160
Liabilities
Payable for investments purchased	$259,417,395
Payable for fund shares redeemed	22,444,330
Accrued management fee	13,436,705
Payable for daily variation margin on futures contracts	913,385
Total liabilities		296,211,815
Net Assets		$28,033,147,345
Net Assets consist of:
Paid in capital		$23,383,621,856
Total accumulated earnings (loss)		4,649,525,489
Net Assets		$28,033,147,345
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($11,498,335,359 ÷ 795,704,665 shares)		$14.45
Class K:
Net Asset Value, offering price and redemption price per share ($12,992,122,779 ÷ 900,277,049 shares)		$14.43
Class K6:
Net Asset Value, offering price and redemption price per share ($3,542,689,207 ÷ 245,810,712 shares)		$14.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$149,857,258
Interest		32,190
Income from Fidelity Central Funds		33,275
Total income		149,922,723
Expenses
Management fee	$77,180,997
Independent trustees' fees and expenses	36,833
Total expenses before reductions	77,217,830
Expense reductions	(21)
Total expenses after reductions		77,217,809
Net investment income (loss)		72,704,914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(5,441)
Other affiliated issuers	336,232,274
Futures contracts	(25,885,185)
Capital gain distributions from underlying funds:
Affiliated issuers	146,289,566
Total net realized gain (loss)		456,631,214
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(16,982)
Fidelity Central Funds	(1,501)
Other affiliated issuers	4,283,363,843
Futures contracts	(1,382,524)
Total change in net unrealized appreciation (depreciation)		4,281,962,836
Net gain (loss)		4,738,594,050
Net increase (decrease) in net assets resulting from operations		$4,811,298,964

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,704,914	$490,730,931
Net realized gain (loss)	456,631,214	1,078,998,161
Change in net unrealized appreciation (depreciation)	4,281,962,836	(2,874,172,467)
Net increase (decrease) in net assets resulting from operations	4,811,298,964	(1,304,443,375)
Distributions to shareholders	(644,167,078)	(1,719,438,532)
Share transactions - net increase (decrease)	(407,288,453)	156,027,250
Total increase (decrease) in net assets	3,759,843,433	(2,867,854,657)
Net Assets
Beginning of period	24,273,303,912	27,141,158,569
End of period	$28,033,147,345	$24,273,303,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$13.84	$14.35	$13.50	$12.49	$13.51
Income from Investment Operations
Net investment income (loss)A	.03	.24	.24	.18	.21	.22
Net realized and unrealized gain (loss)	2.41	(.87)	.08	1.26	1.30	(.54)
Total from investment operations	2.44	(.63)	.32	1.44	1.51	(.32)
Distributions from net investment income	(.01)	(.25)	(.23)	(.18)	(.21)	(.23)
Distributions from net realized gain	(.32)	(.63)	(.59)	(.41)	(.29)	(.47)
Total distributions	(.33)	(.87)B	(.83)B	(.59)	(.50)	(.70)
Net asset value, end of period	$14.45	$12.34	$13.84	$14.35	$13.50	$12.49
Total ReturnC,D	20.07%	(5.17)%	2.53%	10.81%	12.46%	(2.50)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.64%	.65%	.56%H	- %I	- %I
Expenses net of fee waivers, if any	.63%G	.64%	.65%	.56%H	-%	-%
Expenses net of all reductions	.63%G	.64%	.65%	.56%H	-%	-%
Net investment income (loss)	.48%G	1.72%	1.70%	1.28%	1.66%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$11,498,335	$9,905,175	$10,953,002	$10,923,217	$9,764,547	$8,717,568
Portfolio turnover rateJ	23%G	29%	19%	18%K	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$13.82	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.04	.25	.25	.23
Net realized and unrealized gain (loss)	2.40	(.87)	.08	.50
Total from investment operations	2.44	(.62)	.33	.73
Distributions from net investment income	(.01)	(.26)	(.24)	(.18)
Distributions from net realized gain	(.32)	(.63)	(.59)	(.24)
Total distributions	(.33)	(.88)C	(.84)C	(.42)
Net asset value, end of period	$14.43	$12.32	$13.82	$14.33
Total ReturnD,E	20.13%	(5.11)%	2.61%	5.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.55%H	.56%	.57%	.58%H,I
Expenses net of fee waivers, if any	.55%H	.56%	.57%	.58%H,I
Expenses net of all reductions	.55%H	.56%	.57%	.58%H,I
Net investment income (loss)	.56%H	1.81%	1.79%	2.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,992,123	$11,470,984	$13,768,298	$15,743,238
Portfolio turnover rateJ	23%H	29%	19%	18%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$13.81	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.05	.27	.26	.21
Net realized and unrealized gain (loss)	2.40	(.87)	.08	.76
Total from investment operations	2.45	(.60)	.34	.97
Distributions from net investment income	(.02)	(.28)	(.29)	(.19)
Distributions from net realized gain	(.32)	(.63)	(.59)	(.24)
Total distributions	(.34)	(.91)	(.88)	(.42)C
Net asset value, end of period	$14.41	$12.30	$13.81	$14.35
Total ReturnD,E	20.21%	(5.02)%	2.73%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.45%	.45%	.46%H,I
Expenses net of fee waivers, if any	.44%H	.45%	.45%	.46%H,I
Expenses net of all reductions	.44%H	.45%	.45%	.46%H,I
Net investment income (loss)	.67%H	1.92%	1.90%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,542,689	$2,897,146	$2,419,859	$625,475
Portfolio turnover rateJ	23%H	29%	19%	18%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.9
Fidelity Series Emerging Markets Opportunities Fund	11.2
Fidelity Series Intrinsic Opportunities Fund	5.9
Fidelity Series Growth Company Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Growth Fund	5.1
Fidelity Series Overseas Fund	5.1
Fidelity Series International Value Fund	5.1
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series Stock Selector Large Cap Value Fund	4.1
72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.8%
International Equity Funds	31.0%
Bond Funds	29.5%
Short-Term Funds	1.6%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $41,582,298)	41,590,000	41,582,638
	Shares	Value

Domestic Equity Funds - 37.8%
Fidelity Series All-Sector Equity Fund (b)	47,736,069	$508,389,134
Fidelity Series Blue Chip Growth Fund (b)	46,037,154	760,073,406
Fidelity Series Commodity Strategy Fund (b)	199,504,512	829,938,769
Fidelity Series Growth Company Fund (b)	73,855,465	1,935,751,727
Fidelity Series Intrinsic Opportunities Fund (b)	126,558,217	2,002,150,996
Fidelity Series Large Cap Stock Fund (b)	118,785,045	1,681,996,243
Fidelity Series Large Cap Value Index Fund (b)	50,838,031	589,721,163
Fidelity Series Opportunistic Insights Fund (b)	51,087,242	1,105,017,037
Fidelity Series Small Cap Discovery Fund (b)	20,660,196	208,874,585
Fidelity Series Small Cap Opportunities Fund (b)	54,110,380	690,448,446
Fidelity Series Stock Selector Large Cap Value Fund (b)	127,418,174	1,401,599,913
Fidelity Series Value Discovery Fund (b)	86,634,900	1,070,807,364
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,826,181,945)		12,784,768,783

International Equity Funds - 31.0%
Fidelity Series Canada Fund (b)	56,723,798	580,284,458
Fidelity Series Emerging Markets Fund (b)	44,749,780	421,990,422
Fidelity Series Emerging Markets Opportunities Fund (b)	180,349,244	3,783,727,135
Fidelity Series International Growth Fund (b)	91,803,851	1,724,076,326
Fidelity Series International Small Cap Fund (b)	29,923,930	532,645,958
Fidelity Series International Value Fund (b)	198,234,372	1,708,780,286
Fidelity Series Overseas Fund (b)	153,988,460	1,721,590,980
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,592,493,224)		10,473,095,565

Bond Funds - 29.5%
Fidelity Series Emerging Markets Debt Fund (b)	21,907,659	198,483,393
Fidelity Series Floating Rate High Income Fund (b)	4,163,915	36,850,644
Fidelity Series High Income Fund (b)	25,059,876	228,546,073
Fidelity Series Inflation-Protected Bond Index Fund (b)	174,214,590	1,864,096,112
Fidelity Series International Credit Fund (b)	1,690,062	17,593,550
Fidelity Series Investment Grade Bond Fund (b)	549,719,668	6,728,568,736
Fidelity Series Long-Term Treasury Bond Index Fund (b)	74,455,437	769,124,667
Fidelity Series Real Estate Income Fund (b)	13,549,505	135,224,055
TOTAL BOND FUNDS
(Cost $9,304,472,101)		9,978,487,230

Short-Term Funds - 1.6%
Fidelity Cash Central Fund 0.10% (c)	47,126,571	47,135,997
Fidelity Series Government Money Market Fund 0.16% (b)(d)	416,652,322	416,652,322
Fidelity Series Short-Term Credit Fund (b)	5,446,378	55,825,370
TOTAL SHORT-TERM FUNDS
(Cost $517,581,752)		519,613,689
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,282,311,320)		33,797,547,905
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,232,319)
NET ASSETS - 100%		$33,795,315,586

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	418	Dec. 2020	$38,731,880	$(752,979)	$(752,979)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	583	Dec. 2020	31,729,775	(13,018)	(13,018)

TOTAL PURCHASED					(795,997)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,780	Dec. 2020	298,328,000	(1,947,552)	(1,947,552)
TOTAL FUTURES CONTRACTS					$(2,713,549)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,582,638.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,357
Total	$48,357

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$393,967,790	$1,990,159	$25,591,303	$--	$(4,116,146)	$142,138,634	$508,389,134
Fidelity Series Blue Chip Growth Fund	716,855,106	160,367,096	368,629,253	157,271,744	165,778,194	85,702,263	760,073,406
Fidelity Series Canada Fund	411,006,158	78,843,765	14,832,374	--	(1,471,976)	106,738,885	580,284,458
Fidelity Series Commodity Strategy Fund	967,436,715	13,792,044	256,881,932	3,586,623	(115,591,728)	221,183,670	829,938,769
Fidelity Series Emerging Markets Debt Fund	178,867,660	6,082,490	8,541,495	5,195,557	117,876	21,956,862	198,483,393
Fidelity Series Emerging Markets Fund	262,115,431	80,000,401	21,477,202	--	60,599	101,291,193	421,990,422
Fidelity Series Emerging Markets Opportunities Fund	2,490,261,251	603,539,713	275,031,152	--	7,528,856	957,428,467	3,783,727,135
Fidelity Series Floating Rate High Income Fund	34,443,433	1,034,423	2,066,490	819,843	(139,449)	3,578,727	36,850,644
Fidelity Series Government Money Market Fund 0.16%	880,988,473	296,692,385	761,028,536	666,072	--	--	416,652,322
Fidelity Series Growth Company Fund	1,488,543,420	6,995,500	492,991,439	--	276,241,111	656,963,135	1,935,751,727
Fidelity Series High Income Fund	209,352,196	7,270,476	10,332,455	6,197,571	(100,839)	22,356,695	228,546,073
Fidelity Series Inflation-Protected Bond Index Fund	1,497,526,674	398,616,818	130,485,984	1,337,010	688,236	97,750,368	1,864,096,112
Fidelity Series International Credit Fund	15,917,457	247,378	--	247,378	--	1,428,715	17,593,550
Fidelity Series International Growth Fund	1,838,239,891	7,354,391	586,863,864	--	165,386,777	299,959,131	1,724,076,326
Fidelity Series International Small Cap Fund	427,359,835	2,085,982	34,503,878	--	2,644,327	135,059,692	532,645,958
Fidelity Series International Value Fund	1,593,300,623	49,306,251	251,978,704	--	(50,927,028)	369,079,144	1,708,780,286
Fidelity Series Intrinsic Opportunities Fund	1,664,194,036	35,416,820	98,038,992	27,593,896	(9,089,659)	409,668,791	2,002,150,996
Fidelity Series Investment Grade Bond Fund	5,712,460,309	1,208,872,513	542,758,514	81,204,749	271,643	349,722,785	6,728,568,736
Fidelity Series Large Cap Stock Fund	1,439,947,985	66,631,585	83,357,394	59,553,451	(50,119)	258,824,186	1,681,996,243
Fidelity Series Large Cap Value Index Fund	395,293,959	135,203,281	22,359,046	--	(1,573,637)	83,156,606	589,721,163
Fidelity Series Long-Term Treasury Bond Index Fund	717,667,010	157,826,790	84,188,500	18,802,380	10,918,337	(33,098,970)	769,124,667
Fidelity Series Opportunistic Insights Fund	810,250,181	4,045,290	38,758,352	--	11,798,148	317,681,770	1,105,017,037
Fidelity Series Overseas Fund	1,540,968,330	25,810,741	280,358,702	--	(15,909,368)	451,079,979	1,721,590,980
Fidelity Series Real Estate Income Fund	115,537,176	5,000,569	6,475,649	4,327,571	(710,509)	21,872,468	135,224,055
Fidelity Series Short-Term Credit Fund	53,273,544	730,574	174,856	607,197	(919)	1,997,027	55,825,370
Fidelity Series Small Cap Discovery Fund	160,684,589	1,482,324	8,839,047	568,606	(584,842)	56,131,561	208,874,585
Fidelity Series Small Cap Opportunities Fund	561,149,981	14,230,368	28,659,532	4,153,802	(858,410)	144,586,039	690,448,446
Fidelity Series Stock Selector Large Cap Value Fund	1,055,251,278	171,100,642	62,927,967	--	(3,821,691)	241,997,651	1,401,599,913
Fidelity Series Value Discovery Fund	786,111,272	137,064,846	41,973,817	--	(3,069,520)	192,674,583	1,070,807,364
	$28,418,971,763	$3,677,635,615	$4,540,106,429	$372,133,450	$433,418,264	$5,718,910,057	$33,708,829,270

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$41,582,638	$--	$41,582,638	$--
Domestic Equity Funds	12,784,768,783	12,784,768,783	--	--
International Equity Funds	10,473,095,565	10,473,095,565	--	--
Bond Funds	9,978,487,230	9,978,487,230	--	--
Short-Term Funds	519,613,689	519,613,689	--	--
Total Investments in Securities:	$33,797,547,905	$33,755,965,267	$41,582,638	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,713,549)	$(2,713,549)	$--	$--
Total Liabilities	$(2,713,549)	$(2,713,549)	$--	$--
Total Derivative Instruments:	$(2,713,549)	$(2,713,549)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,713,549)
Total Equity Risk	0	(2,713,549)
Total Value of Derivatives	$0	$(2,713,549)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $41,582,298)	$41,582,638
Fidelity Central Funds (cost $47,134,891)	47,135,997
Other affiliated issuers (cost $28,193,594,131)	33,708,829,270
Total Investment in Securities (cost $28,282,311,320)		$33,797,547,905
Receivable for investments sold		223,340,756
Receivable for fund shares sold		22,582,700
Distributions receivable from Fidelity Central Funds		4,219
Other receivables		242,856
Total assets		34,043,718,436
Liabilities
Payable for investments purchased	$209,641,618
Payable for fund shares redeemed	19,846,910
Accrued management fee	17,260,732
Payable for daily variation margin on futures contracts	1,410,735
Other payables and accrued expenses	242,855
Total liabilities		248,402,850
Net Assets		$33,795,315,586
Net Assets consist of:
Paid in capital		$27,679,933,198
Total accumulated earnings (loss)		6,115,382,388
Net Assets		$33,795,315,586
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($14,016,011,263 ÷ 784,925,782 shares)		$17.86
Class K:
Net Asset Value, offering price and redemption price per share ($15,754,243,994 ÷ 882,940,380 shares)		$17.84
Class K6:
Net Asset Value, offering price and redemption price per share ($4,025,060,329 ÷ 225,940,836 shares)		$17.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$168,747,468
Interest		39,004
Income from Fidelity Central Funds		48,357
Total income		168,834,829
Expenses
Management fee	$98,404,352
Independent trustees' fees and expenses	43,782
Total expenses before reductions	98,448,134
Expense reductions	(25)
Total expenses after reductions		98,448,109
Net investment income (loss)		70,386,720
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(7,440)
Other affiliated issuers	433,418,264
Futures contracts	(25,835,492)
Capital gain distributions from underlying funds:
Affiliated issuers	203,385,982
Total net realized gain (loss)		610,961,314
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(19,340)
Fidelity Central Funds	(2,186)
Other affiliated issuers	5,718,910,057
Futures contracts	(2,713,549)
Total change in net unrealized appreciation (depreciation)		5,716,174,982
Net gain (loss)		6,327,136,296
Net increase (decrease) in net assets resulting from operations		$6,397,523,016

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,386,720	$569,540,942
Net realized gain (loss)	610,961,314	1,520,300,325
Change in net unrealized appreciation (depreciation)	5,716,174,982	(4,097,996,425)
Net increase (decrease) in net assets resulting from operations	6,397,523,016	(2,008,155,158)
Distributions to shareholders	(879,384,147)	(2,275,634,739)
Share transactions - net increase (decrease)	(256,908,719)	747,107,607
Total increase (decrease) in net assets	5,261,230,150	(3,536,682,290)
Net Assets
Beginning of period	28,534,085,436	32,070,767,726
End of period	$33,795,315,586	$28,534,085,436

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.98	$17.20	$18.00	$16.72	$15.20	$16.62
Income from Investment Operations
Net investment income (loss)A	.03	.29	.28	.21	.25	.25
Net realized and unrealized gain (loss)	3.31	(1.30)	.07	1.90	1.90	(.75)
Total from investment operations	3.34	(1.01)	.35	2.11	2.15	(.50)
Distributions from net investment income	–B	(.30)	(.28)	(.22)	(.25)	(.26)
Distributions from net realized gain	(.46)	(.92)	(.87)	(.61)	(.38)	(.67)
Total distributions	(.46)	(1.21)C	(1.15)	(.83)	(.63)	(.92)C
Net asset value, end of period	$17.86	$14.98	$17.20	$18.00	$16.72	$15.20
Total ReturnD,E	22.72%	(6.69)%	2.32%	12.78%	14.58%	(3.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.69%	.69%I	.59%	- %J	- %J
Expenses net of fee waivers, if any	.68%H	.69%	.69%I	.59%	-%	-%
Expenses net of all reductions	.68%H	.69%	.69%I	.59%	-%	-%
Net investment income (loss)	.37%H	1.68%	1.61%	1.20%	1.57%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$14,016,011	$11,724,021	$12,905,055	$12,684,794	$11,305,668	$10,150,137
Portfolio turnover rateK	23%H	31%	18%	18%L	17%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.97	$17.18	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.04	.30	.30	.28
Net realized and unrealized gain (loss)	3.30	(1.29)	.06	.81
Total from investment operations	3.34	(.99)	.36	1.09
Distributions from net investment income	(.01)	(.31)	(.29)	(.24)
Distributions from net realized gain	(.46)	(.92)	(.87)	(.35)
Total distributions	(.47)	(1.22)C	(1.16)	(.58)C
Net asset value, end of period	$17.84	$14.97	$17.18	$17.98
Total ReturnD,E	22.70%	(6.57)%	2.40%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.59%	.60%	.62%H,I
Expenses net of fee waivers, if any	.59%H	.59%	.60%	.62%H,I
Expenses net of all reductions	.59%H	.59%	.60%	.62%H,I
Net investment income (loss)	.46%H	1.77%	1.70%	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,754,244	$13,601,568	$16,527,856	$18,414,961
Portfolio turnover rateJ	23%H	31%	18%	18%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.94	$17.17	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.05	.33	.31	.26
Net realized and unrealized gain (loss)	3.29	(1.30)	.08	1.18
Total from investment operations	3.34	(.97)	.39	1.44
Distributions from net investment income	(.01)	(.34)	(.33)	(.24)
Distributions from net realized gain	(.46)	(.92)	(.89)	(.35)
Total distributions	(.47)	(1.26)	(1.22)	(.59)
Net asset value, end of period	$17.81	$14.94	$17.17	$18.00
Total ReturnC,D	22.79%	(6.52)%	2.57%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.47%	.47%	.48%G,H
Expenses net of fee waivers, if any	.46%G	.47%	.47%	.48%G,H
Expenses net of all reductions	.46%G	.47%	.47%	.48%G,H
Net investment income (loss)	.58%G	1.90%	1.83%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,025,060	$3,208,497	$2,637,856	$821,874
Portfolio turnover rateI	23%G	31%	18%	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Investment Grade Bond Fund	8.9
Fidelity Series Intrinsic Opportunities Fund	7.3
Fidelity Series Growth Company Fund	7.2
Fidelity Series International Growth Fund	6.3
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series Overseas Fund	6.3
Fidelity Series International Value Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	5.1
Fidelity Series Opportunistic Insights Fund	4.0
70.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.4%
International Equity Funds	37.1%
Bond Funds	15.0%
Short-Term Funds	1.4%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $24,605,368)	24,610,000	24,605,611
	Shares	Value

Domestic Equity Funds - 46.4%
Fidelity Series All-Sector Equity Fund (b)	42,141,483	$448,806,791
Fidelity Series Blue Chip Growth Fund (b)	41,452,053	684,373,395
Fidelity Series Commodity Strategy Fund (b)	143,177,340	595,617,734
Fidelity Series Growth Company Fund (b)	66,614,196	1,745,958,069
Fidelity Series Intrinsic Opportunities Fund (b)	111,774,514	1,768,272,812
Fidelity Series Large Cap Stock Fund (b)	106,711,517	1,511,035,079
Fidelity Series Large Cap Value Index Fund (b)	44,206,354	512,793,708
Fidelity Series Opportunistic Insights Fund (b)	44,387,944	960,111,225
Fidelity Series Small Cap Discovery Fund (b)	18,479,152	186,824,222
Fidelity Series Small Cap Opportunities Fund (b)	48,124,299	614,066,052
Fidelity Series Stock Selector Large Cap Value Fund (b)	112,615,108	1,238,766,192
Fidelity Series Value Discovery Fund (b)	76,031,981	939,755,280
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,813,742,711)		11,206,380,559

International Equity Funds - 37.1%
Fidelity Series Canada Fund (b)	49,923,622	510,718,654
Fidelity Series Emerging Markets Fund (b)	36,344,723	342,730,735
Fidelity Series Emerging Markets Opportunities Fund (b)	148,608,093	3,117,797,781
Fidelity Series International Growth Fund (b)	80,503,370	1,511,853,292
Fidelity Series International Small Cap Fund (b)	26,029,514	463,325,348
Fidelity Series International Value Fund (b)	174,049,381	1,500,305,668
Fidelity Series Overseas Fund (b)	135,032,732	1,509,665,946
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,500,089,829)		8,956,397,424

Bond Funds - 15.0%
Fidelity Series Emerging Markets Debt Fund (b)	15,177,614	137,509,181
Fidelity Series Floating Rate High Income Fund (b)	2,974,295	26,322,510
Fidelity Series High Income Fund (b)	17,933,383	163,552,454
Fidelity Series Inflation-Protected Bond Index Fund (b)	44,393,610	475,011,626
Fidelity Series International Credit Fund (b)	1,125,486	11,716,308
Fidelity Series Investment Grade Bond Fund (b)	175,556,697	2,148,813,976
Fidelity Series Long-Term Treasury Bond Index Fund (b)	53,139,917	548,935,342
Fidelity Series Real Estate Income Fund (b)	9,495,980	94,769,881
TOTAL BOND FUNDS
(Cost $3,403,085,202)		3,606,631,278

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.10% (c)	48,313,649	48,323,312
Fidelity Series Government Money Market Fund 0.16% (b)(d)	257,081,999	257,081,999
Fidelity Series Short-Term Credit Fund (b)	3,970,835	40,701,062
TOTAL SHORT-TERM FUNDS
(Cost $344,694,038)		346,106,373
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,086,217,148)		24,140,121,245
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,361,976)
NET ASSETS - 100%		$24,138,759,269

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	434	Dec. 2020	$40,214,440	$(519,891)	$(519,891)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	607	Dec. 2020	101,733,200	(664,137)	(664,137)
TOTAL FUTURES CONTRACTS					$(1,184,028)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,605,611.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,144
Total	$38,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$349,648,749	$3,230,490	$26,101,980	$--	$(4,958,650)	$126,988,182	$448,806,791
Fidelity Series Blue Chip Growth Fund	633,808,007	149,069,215	315,613,795	143,993,463	134,015,804	83,094,164	684,373,395
Fidelity Series Canada Fund	346,122,519	91,211,660	15,968,375	--	(1,254,493)	90,607,343	510,718,654
Fidelity Series Commodity Strategy Fund	644,799,085	22,054,695	145,861,146	2,572,153	(47,910,129)	122,535,229	595,617,734
Fidelity Series Emerging Markets Debt Fund	123,242,762	4,761,276	5,730,266	3,590,173	(143,287)	15,378,696	137,509,181
Fidelity Series Emerging Markets Fund	212,833,728	65,349,714	16,340,143	--	(75,684)	80,963,120	342,730,735
Fidelity Series Emerging Markets Opportunities Fund	2,000,663,934	495,466,391	148,407,580	--	9,338,669	760,736,367	3,117,797,781
Fidelity Series Floating Rate High Income Fund	24,399,593	866,614	1,386,354	583,284	(26,051)	2,468,708	26,322,510
Fidelity Series Government Money Market Fund 0.16%	578,212,175	179,573,237	500,703,413	458,782	--	--	257,081,999
Fidelity Series Growth Company Fund	1,320,805,016	11,149,639	406,161,216	--	211,651,089	608,513,541	1,745,958,069
Fidelity Series High Income Fund	148,793,218	5,837,345	6,931,775	4,420,685	(120,912)	15,974,578	163,552,454
Fidelity Series Inflation-Protected Bond Index Fund	408,458,648	87,439,536	46,355,330	349,232	294,561	25,174,211	475,011,626
Fidelity Series International Credit Fund	10,600,125	164,739	--	164,740	--	951,444	11,716,308
Fidelity Series International Growth Fund	1,518,337,992	11,722,819	412,139,380	--	82,748,757	311,183,104	1,511,853,292
Fidelity Series International Small Cap Fund	360,973,191	5,332,341	20,466,937	--	(194,199)	117,680,952	463,325,348
Fidelity Series International Value Fund	1,344,248,001	40,028,516	155,525,356	--	(34,676,029)	306,230,536	1,500,305,668
Fidelity Series Intrinsic Opportunities Fund	1,447,923,507	37,955,440	67,355,173	24,197,606	(7,015,990)	356,765,028	1,768,272,812
Fidelity Series Investment Grade Bond Fund	1,615,012,011	612,267,373	176,990,783	23,832,690	(880,014)	99,405,389	2,148,813,976
Fidelity Series Large Cap Stock Fund	1,276,467,283	64,801,381	59,265,309	52,789,410	(3,065,469)	232,097,193	1,511,035,079
Fidelity Series Large Cap Value Index Fund	350,723,921	108,749,613	18,890,726	--	(1,262,094)	73,472,994	512,793,708
Fidelity Series Long-Term Treasury Bond Index Fund	467,880,223	134,388,016	37,693,498	13,077,874	1,496,509	(17,135,908)	548,935,342
Fidelity Series Opportunistic Insights Fund	717,817,047	6,581,638	52,006,054	--	3,385,267	284,333,327	960,111,225
Fidelity Series Overseas Fund	1,236,233,166	69,525,065	161,923,125	--	(7,305,940)	373,136,780	1,509,665,946
Fidelity Series Real Estate Income Fund	80,430,397	3,913,418	4,343,952	3,025,605	(397,726)	15,167,744	94,769,881
Fidelity Series Short-Term Credit Fund	38,699,571	605,850	59,035	442,631	(253)	1,454,929	40,701,062
Fidelity Series Small Cap Discovery Fund	142,603,303	2,023,897	7,262,902	506,710	(635,983)	50,095,907	186,824,222
Fidelity Series Small Cap Opportunities Fund	498,073,814	8,859,807	20,597,725	3,691,715	(1,116,707)	128,846,863	614,066,052
Fidelity Series Stock Selector Large Cap Value Fund	936,560,982	131,394,322	40,640,118	--	(1,564,431)	213,015,437	1,238,766,192
Fidelity Series Value Discovery Fund	697,006,295	108,655,277	35,216,402	--	(2,059,044)	171,369,154	939,755,280
	$19,531,378,263	$2,462,979,324	$2,905,937,848	$277,696,753	$328,267,571	$4,650,505,012	$24,067,192,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$24,605,611	$--	$24,605,611	$--
Domestic Equity Funds	11,206,380,559	11,206,380,559	--	--
International Equity Funds	8,956,397,424	8,956,397,424	--	--
Bond Funds	3,606,631,278	3,606,631,278	--	--
Short-Term Funds	346,106,373	346,106,373	--	--
Total Investments in Securities:	$24,140,121,245	$24,115,515,634	$24,605,611	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,184,028)	$(1,184,028)	$--	$--
Total Liabilities	$(1,184,028)	$(1,184,028)	$--	$--
Total Derivative Instruments:	$(1,184,028)	$(1,184,028)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,184,028)
Total Equity Risk	0	(1,184,028)
Total Value of Derivatives	$0	$(1,184,028)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $24,605,368)	$24,605,611
Fidelity Central Funds (cost $48,322,949)	48,323,312
Other affiliated issuers (cost $20,013,288,831)	24,067,192,322
Total Investment in Securities (cost $20,086,217,148)		$24,140,121,245
Receivable for investments sold		155,800,067
Receivable for fund shares sold		21,438,395
Distributions receivable from Fidelity Central Funds		4,406
Total assets		24,317,364,113
Liabilities
Payable for investments purchased	$144,330,043
Payable for fund shares redeemed	20,615,803
Accrued management fee	12,920,066
Payable for daily variation margin on futures contracts	738,932
Total liabilities		178,604,844
Net Assets		$24,138,759,269
Net Assets consist of:
Paid in capital		$19,627,026,549
Total accumulated earnings (loss)		4,511,732,720
Net Assets		$24,138,759,269
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($9,173,979,491 ÷ 612,007,038 shares)		$14.99
Class K:
Net Asset Value, offering price and redemption price per share ($11,601,248,814 ÷ 774,879,912 shares)		$14.97
Class K6:
Net Asset Value, offering price and redemption price per share ($3,363,530,964 ÷ 224,901,402 shares)		$14.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$95,352,764
Interest		41,211
Income from Fidelity Central Funds		38,144
Total income		95,432,119
Expenses
Management fee	$72,832,525
Independent trustees' fees and expenses	30,641
Total expenses before reductions	72,863,166
Expense reductions	(49)
Total expenses after reductions		72,863,117
Net investment income (loss)		22,569,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(5,842)
Other affiliated issuers	328,267,571
Futures contracts	(16,211,655)
Capital gain distributions from underlying funds:
Affiliated issuers	182,343,989
Total net realized gain (loss)		494,394,063
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(25,229)
Fidelity Central Funds	(2,051)
Other affiliated issuers	4,650,505,012
Futures contracts	(1,184,028)
Total change in net unrealized appreciation (depreciation)		4,649,293,704
Net gain (loss)		5,143,687,767
Net increase (decrease) in net assets resulting from operations		$5,166,256,769

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,569,002	$374,514,876
Net realized gain (loss)	494,394,063	1,022,450,167
Change in net unrealized appreciation (depreciation)	4,649,293,704	(3,404,610,611)
Net increase (decrease) in net assets resulting from operations	5,166,256,769	(2,007,645,568)
Distributions to shareholders	(634,416,236)	(1,589,726,158)
Share transactions - net increase (decrease)	(28,188,534)	1,105,568,240
Total increase (decrease) in net assets	4,503,651,999	(2,491,803,486)
Net Assets
Beginning of period	19,635,107,270	22,126,910,756
End of period	$24,138,759,269	$19,635,107,270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$14.42	$15.20	$13.88	$12.46	$13.67
Income from Investment Operations
Net investment income (loss)A	.01	.23	.21	.16	.19	.19
Net realized and unrealized gain (loss)	3.16	(1.42)	.01	1.81	1.75	(.65)
Total from investment operations	3.17	(1.19)	.22	1.97	1.94	(.46)
Distributions from net investment income	–	(.23)	(.22)	(.17)	(.18)	(.20)
Distributions from net realized gain	(.39)	(.79)	(.78)	(.47)	(.34)	(.55)
Total distributions	(.39)	(1.02)	(1.00)	(.65)B	(.52)	(.75)
Net asset value, end of period	$14.99	$12.21	$14.42	$15.20	$13.88	$12.46
Total ReturnC,D	26.49%	(9.25)%	1.85%	14.32%	16.09%	(3.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.73%	.74%	.63%H	- %I	- %I
Expenses net of fee waivers, if any	.72%G	.73%	.74%	.63%H	-%	-%
Expenses net of all reductions	.72%G	.73%	.74%	.63%H	-%	-%
Net investment income (loss)	.12%G	1.57%	1.41%	1.06%	1.45%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$9,173,979	$7,408,043	$8,247,886	$8,050,659	$6,889,828	$5,961,088
Portfolio turnover rateJ	22%G	31%	18%	17%K	16%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$14.40	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.02	.24	.22	.22
Net realized and unrealized gain (loss)	3.16	(1.42)	.01	.82
Total from investment operations	3.18	(1.18)	.23	1.04
Distributions from net investment income	–	(.24)	(.23)	(.19)
Distributions from net realized gain	(.40)	(.79)	(.78)	(.26)
Total distributions	(.40)	(1.03)	(1.01)	(.46)C
Net asset value, end of period	$14.97	$12.19	$14.40	$15.18
Total ReturnD,E	26.56%	(9.19)%	1.95%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.63%	.64%	.65%H,I
Expenses net of fee waivers, if any	.62%H	.63%	.64%	.65%H,I
Expenses net of all reductions	.62%H	.63%	.64%	.65%H,I
Net investment income (loss)	.22%H	1.67%	1.51%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,601,249	$9,620,448	$11,661,819	$12,979,898
Portfolio turnover rateJ	22%H	31%	18%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$14.39	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.03	.26	.24	.20
Net realized and unrealized gain (loss)	3.16	(1.42)	.01	1.16
Total from investment operations	3.19	(1.16)	.25	1.36
Distributions from net investment income	–	(.26)	(.27)	(.20)
Distributions from net realized gain	(.40)	(.80)	(.79)	(.26)
Total distributions	(.40)	(1.06)	(1.06)	(.46)
Net asset value, end of period	$14.96	$12.17	$14.39	$15.20
Total ReturnC,D	26.74%	(9.08)%	2.10%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.49%	.49%	.50%G,H
Expenses net of fee waivers, if any	.48%G	.49%	.49%	.50%G,H
Expenses net of all reductions	.48%G	.49%	.49%	.50%G,H
Net investment income (loss)	.36%G	1.82%	1.65%	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,363,531	$2,606,617	$2,217,206	$712,276
Portfolio turnover rateI	22%G	31%	18%	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Growth Company Fund	8.3
Fidelity Series Intrinsic Opportunities Fund	8.1
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Value Discovery Fund	4.3
72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.5%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $28,424,502)	28,430,000	28,424,859
	Shares	Value

Domestic Equity Funds - 51.6%
Fidelity Series All-Sector Equity Fund (b)	46,511,256	$495,344,881
Fidelity Series Blue Chip Growth Fund (b)	47,472,495	783,770,900
Fidelity Series Commodity Strategy Fund (b)	144,975,021	603,096,088
Fidelity Series Growth Company Fund (b)	76,726,848	2,011,010,691
Fidelity Series Intrinsic Opportunities Fund (b)	122,985,508	1,945,630,736
Fidelity Series Large Cap Stock Fund (b)	118,759,786	1,681,638,564
Fidelity Series Large Cap Value Index Fund (b)	48,751,388	565,516,106
Fidelity Series Opportunistic Insights Fund (b)	48,653,578	1,052,376,895
Fidelity Series Small Cap Discovery Fund (b)	20,816,240	210,452,187
Fidelity Series Small Cap Opportunities Fund (b)	53,262,298	679,626,917
Fidelity Series Stock Selector Large Cap Value Fund (b)	125,763,080	1,383,393,883
Fidelity Series Value Discovery Fund (b)	84,449,221	1,043,792,368
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,723,991,796)		12,455,650,216

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	55,361,490	566,348,044
Fidelity Series Emerging Markets Fund (b)	39,456,217	372,072,126
Fidelity Series Emerging Markets Opportunities Fund (b)	160,479,675	3,366,863,590
Fidelity Series International Growth Fund (b)	89,377,612	1,678,511,562
Fidelity Series International Small Cap Fund (b)	28,852,299	513,570,919
Fidelity Series International Value Fund (b)	193,162,035	1,665,056,740
Fidelity Series Overseas Fund (b)	149,918,648	1,676,090,486
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,276,351,321)		9,838,513,467

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	14,941,850	135,373,162
Fidelity Series Floating Rate High Income Fund (b)	2,957,938	26,177,754
Fidelity Series High Income Fund (b)	17,899,135	163,240,108
Fidelity Series Inflation-Protected Bond Index Fund (b)	44,406,431	475,148,810
Fidelity Series International Credit Fund (b)	1,094,112	11,389,701
Fidelity Series Long-Term Treasury Bond Index Fund (b)	52,585,826	543,211,585
Fidelity Series Real Estate Income Fund (b)	9,611,043	95,918,206
TOTAL BOND FUNDS
(Cost $1,376,955,966)		1,450,459,326

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 0.10% (c)	50,824,323	50,834,488
Fidelity Series Government Money Market Fund 0.16% (b)(d)	279,921,821	279,921,821
Fidelity Series Short-Term Credit Fund (b)	4,004,212	41,043,174
TOTAL SHORT-TERM FUNDS
(Cost $370,584,991)		371,799,483
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,776,308,576)		24,144,847,351
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,620,355)
NET ASSETS - 100%		$24,143,226,996

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	560	Dec. 2020	$51,889,600	$(988,975)	$(988,975)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	269	Dec. 2020	45,084,400	(294,321)	(294,321)
TOTAL FUTURES CONTRACTS					$(1,283,296)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,424,859.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,340
Total	$37,340

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$379,844,160	$3,303,171	$21,691,255	$--	$(1,609,880)	$135,498,685	$495,344,881
Fidelity Series Blue Chip Growth Fund	694,320,587	183,884,118	309,906,004	178,298,370	94,424,587	121,047,612	783,770,900
Fidelity Series Canada Fund	378,931,606	101,341,317	12,012,269	--	(1,228,834)	99,316,224	566,348,044
Fidelity Series Commodity Strategy Fund	646,206,631	28,982,683	145,791,042	2,580,064	(51,448,853)	125,146,669	603,096,088
Fidelity Series Emerging Markets Debt Fund	121,561,538	4,609,217	5,803,326	3,536,323	(96,537)	15,102,270	135,373,162
Fidelity Series Emerging Markets Fund	226,559,024	75,551,474	15,445,300	--	(108,177)	85,515,105	372,072,126
Fidelity Series Emerging Markets Opportunities Fund	2,128,703,375	524,516,946	101,166,443	--	6,274,396	808,535,316	3,366,863,590
Fidelity Series Floating Rate High Income Fund	24,311,225	839,911	1,404,030	580,339	(34,577)	2,465,225	26,177,754
Fidelity Series Government Money Market Fund 0.16%	579,793,482	190,397,878	490,269,539	471,130	--	--	279,921,821
Fidelity Series Growth Company Fund	1,429,457,131	12,357,278	324,413,841	--	168,259,143	725,350,980	2,011,010,691
Fidelity Series High Income Fund	148,721,571	5,711,428	7,020,153	4,413,573	(51,146)	15,878,408	163,240,108
Fidelity Series Inflation-Protected Bond Index Fund	413,241,334	94,858,377	58,473,159	347,208	146,546	25,375,712	475,148,810
Fidelity Series International Credit Fund	10,304,633	160,147	--	160,147	--	924,921	11,389,701
Fidelity Series International Growth Fund	1,620,917,039	10,579,503	382,208,320	--	81,244,585	347,978,755	1,678,511,562
Fidelity Series International Small Cap Fund	387,510,225	21,408,641	22,936,229	--	(391,843)	127,980,125	513,570,919
Fidelity Series International Value Fund	1,449,691,547	48,304,394	126,103,976	--	(24,953,406)	318,118,181	1,665,056,740
Fidelity Series Intrinsic Opportunities Fund	1,586,816,675	51,395,917	76,144,180	26,569,886	(6,715,159)	390,277,483	1,945,630,736
Fidelity Series Large Cap Stock Fund	1,407,477,972	99,922,389	75,910,041	57,717,804	(6,719,209)	256,867,453	1,681,638,564
Fidelity Series Large Cap Value Index Fund	386,286,675	121,619,245	21,229,826	--	(1,478,800)	80,318,812	565,516,106
Fidelity Series Long-Term Treasury Bond Index Fund	471,792,052	133,289,835	46,464,694	12,756,537	5,362,798	(20,768,406)	543,211,585
Fidelity Series Opportunistic Insights Fund	786,510,852	6,722,099	56,032,929	--	3,906,681	311,270,192	1,052,376,895
Fidelity Series Overseas Fund	1,343,371,459	80,534,426	148,054,672	--	(5,673,804)	405,913,077	1,676,090,486
Fidelity Series Real Estate Income Fund	81,495,734	3,874,998	4,399,305	3,061,665	(380,885)	15,327,664	95,918,206
Fidelity Series Short-Term Credit Fund	39,141,971	543,844	110,741	446,448	1,081	1,467,019	41,043,174
Fidelity Series Small Cap Discovery Fund	157,396,268	4,836,111	7,185,701	570,407	4,283	55,401,226	210,452,187
Fidelity Series Small Cap Opportunities Fund	548,656,569	13,375,793	23,436,792	4,083,639	(730,164)	141,761,511	679,626,917
Fidelity Series Stock Selector Large Cap Value Fund	1,032,007,516	164,354,659	45,947,713	--	(1,038,130)	234,017,551	1,383,393,883
Fidelity Series Value Discovery Fund	768,337,156	134,236,429	43,408,833	--	(3,481,348)	188,108,964	1,043,792,368
	$19,249,366,007	$2,121,512,228	$2,572,970,313	$295,593,540	$253,483,348	$5,014,196,734	$24,065,588,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$28,424,859	$--	$28,424,859	$--
Domestic Equity Funds	12,455,650,216	12,455,650,216	--	--
International Equity Funds	9,838,513,467	9,838,513,467	--	--
Bond Funds	1,450,459,326	1,450,459,326	--	--
Short-Term Funds	371,799,483	371,799,483	--	--
Total Investments in Securities:	$24,144,847,351	$24,116,422,492	$28,424,859	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,283,296)	$(1,283,296)	$--	$--
Total Liabilities	$(1,283,296)	$(1,283,296)	$--	$--
Total Derivative Instruments:	$(1,283,296)	$(1,283,296)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,283,296)
Total Equity Risk	0	(1,283,296)
Total Value of Derivatives	$0	$(1,283,296)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,424,502)	$28,424,859
Fidelity Central Funds (cost $50,834,071)	50,834,488
Other affiliated issuers (cost $19,697,050,003)	24,065,588,004
Total Investment in Securities (cost $19,776,308,576)		$24,144,847,351
Receivable for investments sold		222,549,966
Receivable for fund shares sold		19,566,470
Distributions receivable from Fidelity Central Funds		4,703
Total assets		24,386,968,490
Liabilities
Payable for investments purchased	$216,495,339
Payable for fund shares redeemed	12,862,705
Accrued management fee	13,395,973
Payable for daily variation margin on futures contracts	987,477
Total liabilities		243,741,494
Net Assets		$24,143,226,996
Net Assets consist of:
Paid in capital		$19,374,652,966
Total accumulated earnings (loss)		4,768,574,030
Net Assets		$24,143,226,996
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($9,292,313,419 ÷ 887,417,439 shares)		$10.47
Class K:
Net Asset Value, offering price and redemption price per share ($11,707,132,813 ÷ 1,118,346,306 shares)		$10.47
Class K6:
Net Asset Value, offering price and redemption price per share ($3,143,780,764 ÷ 301,113,178 shares)		$10.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$76,802,743
Interest		40,258
Income from Fidelity Central Funds		37,340
Total income		76,880,341
Expenses
Management fee	$75,163,132
Independent trustees' fees and expenses	30,405
Total expenses before reductions	75,193,537
Expense reductions	(39)
Total expenses after reductions		75,193,498
Net investment income (loss)		1,686,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(5,777)
Other affiliated issuers	253,483,348
Futures contracts	(7,313,817)
Capital gain distributions from underlying funds:
Affiliated issuers	218,790,797
Total net realized gain (loss)		464,954,551
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(23,024)
Fidelity Central Funds	(2,428)
Other affiliated issuers	5,014,196,734
Futures contracts	(2,625,315)
Total change in net unrealized appreciation (depreciation)		5,011,545,967
Net gain (loss)		5,476,500,518
Net increase (decrease) in net assets resulting from operations		$5,478,187,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,686,843	$363,684,658
Net realized gain (loss)	464,954,551	988,510,700
Change in net unrealized appreciation (depreciation)	5,011,545,967	(3,657,548,277)
Net increase (decrease) in net assets resulting from operations	5,478,187,361	(2,305,352,919)
Distributions to shareholders	(645,014,091)	(1,587,988,996)
Share transactions - net increase (decrease)	(42,901,886)	811,338,784
Total increase (decrease) in net assets	4,790,271,384	(3,082,003,131)
Net Assets
Beginning of period	19,352,955,612	22,434,958,743
End of period	$24,143,226,996	$19,352,955,612

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.40	$10.09	$10.67	$9.74	$8.75	$9.63
Income from Investment Operations
Net investment income (loss)A	–B	.15	.14	.11	.13	.13
Net realized and unrealized gain (loss)	2.35	(1.13)	–B	1.29	1.24	(.46)
Total from investment operations	2.35	(.98)	.14	1.40	1.37	(.33)
Distributions from net investment income	–	(.16)	(.15)	(.12)	(.13)	(.14)
Distributions from net realized gain	(.28)	(.55)	(.57)	(.35)	(.24)	(.41)
Total distributions	(.28)	(.71)	(.72)	(.47)	(.38)C	(.55)
Net asset value, end of period	$10.47	$8.40	$10.09	$10.67	$9.74	$8.75
Total ReturnD,E	28.52%	(10.80)%	1.79%	14.52%	16.14%	(3.62)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.63%I	- %J	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.63%I	-%	-%
Expenses net of all reductions	.75%H	.75%	.75%	.63%I	-%	-%
Net investment income (loss)	(.07)%H	1.52%	1.36%	1.04%	1.44%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$9,292,313	$7,378,482	$8,404,848	$8,285,660	$7,264,459	$6,388,566
Portfolio turnover rateK	19%H	28%	17%	16%L	15%	16%
 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.39	$10.08	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	–C	.16	.15	.15
Net realized and unrealized gain (loss)	2.36	(1.13)	–C	.59
Total from investment operations	2.36	(.97)	.15	.74
Distributions from net investment income	–	(.17)	(.16)	(.14)
Distributions from net realized gain	(.28)	(.55)	(.57)	(.19)
Total distributions	(.28)	(.72)	(.73)	(.33)
Net asset value, end of period	$10.47	$8.39	$10.08	$10.66
Total ReturnD,E	28.70%	(10.76)%	1.87%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%H	.64%	.64%	.65%H,I
Net investment income (loss)	.04%H	1.62%	1.46%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,707,133	$9,581,184	$11,994,623	$13,434,642
Portfolio turnover rateJ	19%H	28%	17%	16%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.37	$10.06	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.01	.18	.16	.13
Net realized and unrealized gain (loss)	2.35	(1.13)	.01	.83
Total from investment operations	2.36	(.95)	.17	.96
Distributions from net investment income	–	(.18)	(.19)	(.14)
Distributions from net realized gain	(.29)	(.56)	(.58)	(.19)
Total distributions	(.29)	(.74)	(.77)	(.33)
Net asset value, end of period	$10.44	$8.37	$10.06	$10.66
Total ReturnC,D	28.72%	(10.58)%	2.06%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.50%H	.50%G,H
Expenses net of fee waivers, if any	.49%G	.49%	.50%H	.50%G,H
Expenses net of all reductions	.49%G	.49%	.50%H	.50%G,H
Net investment income (loss)	.19%G	1.77%	1.61%	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,143,781	$2,393,289	$2,035,487	$652,451
Portfolio turnover rateI	19%G	28%	17%	16%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Growth Company Fund	8.3
Fidelity Series Intrinsic Opportunities Fund	8.1
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Value Discovery Fund	4.3
72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.5%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $18,426,440)	18,430,000	18,426,668
	Shares	Value

Domestic Equity Funds - 51.6%
Fidelity Series All-Sector Equity Fund (b)	30,245,343	$322,112,905
Fidelity Series Blue Chip Growth Fund (b)	30,898,457	510,133,526
Fidelity Series Commodity Strategy Fund (b)	94,413,701	392,760,997
Fidelity Series Growth Company Fund (b)	49,929,515	1,308,652,597
Fidelity Series Intrinsic Opportunities Fund (b)	80,023,146	1,265,966,173
Fidelity Series Large Cap Stock Fund (b)	77,285,462	1,094,362,142
Fidelity Series Large Cap Value Index Fund (b)	31,735,849	368,135,851
Fidelity Series Opportunistic Insights Fund (b)	31,632,086	684,202,030
Fidelity Series Small Cap Discovery Fund (b)	13,537,522	136,864,346
Fidelity Series Small Cap Opportunities Fund (b)	34,669,325	442,380,584
Fidelity Series Stock Selector Large Cap Value Fund (b)	81,845,870	900,304,565
Fidelity Series Value Discovery Fund (b)	54,962,576	679,337,443
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,508,059,257)		8,105,213,159

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	36,029,669	368,583,511
Fidelity Series Emerging Markets Fund (b)	25,691,273	242,268,708
Fidelity Series Emerging Markets Opportunities Fund (b)	104,427,419	2,190,887,252
Fidelity Series International Growth Fund (b)	58,155,476	1,092,159,838
Fidelity Series International Small Cap Fund (b)	18,773,359	334,165,794
Fidelity Series International Value Fund (b)	125,694,237	1,083,484,323
Fidelity Series Overseas Fund (b)	97,547,850	1,090,584,967
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,448,353,857)		6,402,134,393

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	9,731,018	88,163,019
Fidelity Series Floating Rate High Income Fund (b)	1,953,797	17,291,104
Fidelity Series High Income Fund (b)	11,657,338	106,314,927
Fidelity Series Inflation-Protected Bond Index Fund (b)	28,899,275	309,222,239
Fidelity Series International Credit Fund (b)	650,968	6,776,574
Fidelity Series Long-Term Treasury Bond Index Fund (b)	34,249,448	353,796,800
Fidelity Series Real Estate Income Fund (b)	6,188,666	61,762,885
TOTAL BOND FUNDS
(Cost $895,293,213)		943,327,548

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 0.10% (c)	32,052,583	32,058,994
Fidelity Series Government Money Market Fund 0.16% (b)(d)	182,304,231	182,304,231
Fidelity Series Short-Term Credit Fund (b)	2,623,271	26,888,530
TOTAL SHORT-TERM FUNDS
(Cost $240,449,556)		241,251,755
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,110,582,323)		15,710,353,523
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,046,614)
NET ASSETS - 100%		$15,709,306,909

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	363	Dec. 2020	$33,635,580	$(641,041)	$(641,041)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	177	Dec. 2020	29,665,200	(193,661)	(193,661)
TOTAL FUTURES CONTRACTS					$(834,702)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,426,668.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,681
Total	$23,681

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$243,345,740	$4,922,066	$12,349,904	$--	$(320,617)	$86,515,620	$322,112,905
Fidelity Series Blue Chip Growth Fund	444,840,786	123,927,529	196,484,250	115,803,542	52,462,021	85,387,440	510,133,526
Fidelity Series Canada Fund	242,577,568	69,573,100	6,667,136	--	(701,304)	63,801,283	368,583,511
Fidelity Series Commodity Strategy Fund	414,290,973	23,054,928	92,154,696	1,675,953	(30,674,699)	78,244,491	392,760,997
Fidelity Series Emerging Markets Debt Fund	77,901,194	3,893,149	3,278,387	2,282,806	17,327	9,629,736	88,163,019
Fidelity Series Emerging Markets Fund	145,255,562	50,539,317	8,573,634	--	(88,943)	55,136,406	242,268,708
Fidelity Series Emerging Markets Opportunities Fund	1,364,681,176	355,738,631	54,411,064	--	1,520,643	523,357,866	2,190,887,252
Fidelity Series Floating Rate High Income Fund	15,733,939	768,656	793,157	379,058	(8,595)	1,590,261	17,291,104
Fidelity Series Government Money Market Fund 0.16%	371,430,307	125,545,212	314,671,288	303,728	--	--	182,304,231
Fidelity Series Growth Company Fund	915,811,783	18,215,636	201,081,651	--	70,340,476	505,366,353	1,308,652,597
Fidelity Series High Income Fund	95,298,373	4,797,065	3,965,792	2,849,068	29,450	10,155,831	106,314,927
Fidelity Series Inflation-Protected Bond Index Fund	264,863,387	64,003,115	36,098,934	223,847	55,389	16,399,282	309,222,239
Fidelity Series International Credit Fund	6,130,987	95,283	--	95,284	--	550,304	6,776,574
Fidelity Series International Growth Fund	1,038,755,116	15,654,116	238,852,902	--	37,602,895	239,000,613	1,092,159,838
Fidelity Series International Small Cap Fund	248,399,296	16,778,595	13,278,194	--	(68,439)	82,334,536	334,165,794
Fidelity Series International Value Fund	929,267,144	41,519,865	75,851,794	--	(15,668,975)	204,218,083	1,083,484,323
Fidelity Series Intrinsic Opportunities Fund	1,016,845,055	45,370,072	43,038,014	17,259,292	(1,101,173)	247,890,233	1,265,966,173
Fidelity Series Large Cap Stock Fund	902,062,631	74,862,743	43,300,036	37,373,400	(2,595,399)	163,332,203	1,094,362,142
Fidelity Series Large Cap Value Index Fund	247,604,152	81,789,727	11,983,939	--	(763,064)	51,488,975	368,135,851
Fidelity Series Long-Term Treasury Bond Index Fund	302,380,590	89,714,102	28,366,916	8,203,610	3,426,619	(13,357,595)	353,796,800
Fidelity Series Opportunistic Insights Fund	503,882,073	10,019,631	32,646,586	--	274,949	202,671,963	684,202,030
Fidelity Series Overseas Fund	861,115,277	61,595,733	89,867,986	--	(3,563,819)	261,305,762	1,090,584,967
Fidelity Series Real Estate Income Fund	51,566,409	3,179,675	2,485,261	1,958,899	(177,423)	9,679,485	61,762,885
Fidelity Series Short-Term Credit Fund	25,486,982	450,704	9,955	292,395	102	960,697	26,888,530
Fidelity Series Small Cap Discovery Fund	100,982,202	4,103,530	3,847,375	367,288	(84,385)	35,710,374	136,864,346
Fidelity Series Small Cap Opportunities Fund	351,735,840	12,449,567	12,550,477	2,652,821	469,759	90,275,895	442,380,584
Fidelity Series Stock Selector Large Cap Value Fund	661,521,596	113,614,336	24,719,452	--	(383,546)	150,271,631	900,304,565
Fidelity Series Value Discovery Fund	492,395,896	92,542,883	24,494,864	--	(1,498,715)	120,392,243	679,337,443
	$12,336,162,034	$1,508,718,966	$1,575,823,644	$191,720,991	$108,500,534	$3,282,309,971	$15,659,867,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$18,426,668	$--	$18,426,668	$--
Domestic Equity Funds	8,105,213,159	8,105,213,159	--	--
International Equity Funds	6,402,134,393	6,402,134,393	--	--
Bond Funds	943,327,548	943,327,548	--	--
Short-Term Funds	241,251,755	241,251,755	--	--
Total Investments in Securities:	$15,710,353,523	$15,691,926,855	$18,426,668	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(834,702)	$(834,702)	$--	$--
Total Liabilities	$(834,702)	$(834,702)	$--	$--
Total Derivative Instruments:	$(834,702)	$(834,702)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(834,702)
Total Equity Risk	0	(834,702)
Total Value of Derivatives	$0	$(834,702)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $18,426,440)	$18,426,668
Fidelity Central Funds (cost $32,058,715)	32,058,994
Other affiliated issuers (cost $13,060,097,168)	15,659,867,861
Total Investment in Securities (cost $13,110,582,323)		$15,710,353,523
Receivable for investments sold		142,555,795
Receivable for fund shares sold		18,565,450
Distributions receivable from Fidelity Central Funds		2,965
Total assets		15,871,477,733
Liabilities
Payable for investments purchased	$143,458,783
Payable for fund shares redeemed	9,502,838
Accrued management fee	8,571,073
Payable for daily variation margin on futures contracts	638,130
Total liabilities		162,170,824
Net Assets		$15,709,306,909
Net Assets consist of:
Paid in capital		$12,921,083,091
Total accumulated earnings (loss)		2,788,223,818
Net Assets		$15,709,306,909
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($5,041,600,537 ÷ 422,865,520 shares)		$11.92
Class K:
Net Asset Value, offering price and redemption price per share ($8,251,818,590 ÷ 692,833,804 shares)		$11.91
Class K6:
Net Asset Value, offering price and redemption price per share ($2,415,887,782 ÷ 203,290,829 shares)		$11.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$49,754,561
Interest		25,817
Income from Fidelity Central Funds		23,681
Total income		49,804,059
Expenses
Management fee	$47,798,618
Independent trustees' fees and expenses	19,550
Total expenses before reductions	47,818,168
Expense reductions	(37)
Total expenses after reductions		47,818,131
Net investment income (loss)		1,985,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(3,797)
Other affiliated issuers	108,500,534
Futures contracts	(4,770,052)
Capital gain distributions from underlying funds:
Affiliated issuers	141,966,430
Total net realized gain (loss)		245,693,115
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(14,733)
Fidelity Central Funds	(1,518)
Other affiliated issuers	3,282,309,971
Futures contracts	(1,719,984)
Total change in net unrealized appreciation (depreciation)		3,280,573,736
Net gain (loss)		3,526,266,851
Net increase (decrease) in net assets resulting from operations		$3,528,252,779

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,985,928	$229,304,423
Net realized gain (loss)	245,693,115	573,467,194
Change in net unrealized appreciation (depreciation)	3,280,573,736	(2,298,016,057)
Net increase (decrease) in net assets resulting from operations	3,528,252,779	(1,495,244,440)
Distributions to shareholders	(390,928,748)	(967,465,826)
Share transactions - net increase (decrease)	169,614,320	1,051,585,785
Total increase (decrease) in net assets	3,306,938,351	(1,411,124,481)
Net Assets
Beginning of period	12,402,368,558	13,813,493,039
End of period	$15,709,306,909	$12,402,368,558

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$11.44	$12.09	$11.00	$9.89	$10.84
Income from Investment Operations
Net investment income (loss)A	–B	.17	.16	.12	.15	.15
Net realized and unrealized gain (loss)	2.68	(1.29)	(.01)	1.46	1.39	(.52)
Total from investment operations	2.68	(1.12)	.15	1.58	1.54	(.37)
Distributions from net investment income	–	(.18)	(.17)	(.13)	(.15)	(.16)
Distributions from net realized gain	(.30)	(.61)	(.63)	(.35)	(.28)	(.43)
Total distributions	(.30)	(.78)C	(.80)	(.49)C	(.43)	(.58)C
Net asset value, end of period	$11.92	$9.54	$11.44	$12.09	$11.00	$9.89
Total ReturnD,E	28.59%	(10.80)%	1.72%	14.48%	16.08%	(3.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.63%I	- %J	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.63%I	-%	-%
Expenses net of all reductions	.75%H	.75%	.75%	.63%I	-%	-%
Net investment income (loss)	(.07)%H	1.52%	1.37%	1.04%	1.45%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$5,041,601	$3,945,874	$4,345,914	$4,144,152	$3,496,184	$2,912,972
Portfolio turnover rateK	21%H	28%	18%	17%L	15%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$11.43	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	–C	.18	.17	.17
Net realized and unrealized gain (loss)	2.68	(1.29)	(.01)	.67
Total from investment operations	2.68	(1.11)	.16	.84
Distributions from net investment income	–	(.19)	(.18)	(.15)
Distributions from net realized gain	(.30)	(.61)	(.63)	(.19)
Total distributions	(.30)	(.79)D	(.81)	(.35)D
Net asset value, end of period	$11.91	$9.53	$11.43	$12.08
Total ReturnE,F	28.66%	(10.74)%	1.83%	7.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.64%	.65%I,J
Net investment income (loss)	.04%I	1.62%	1.47%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,251,819	$6,636,812	$7,982,073	$8,748,416
Portfolio turnover rateK	21%I	28%	18%	17%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$11.41	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.01	.20	.18	.14
Net realized and unrealized gain (loss)	2.67	(1.28)	(.01)	.96
Total from investment operations	2.68	(1.08)	.17	1.10
Distributions from net investment income	–	(.20)	(.21)	(.16)
Distributions from net realized gain	(.31)	(.61)	(.64)	(.19)
Total distributions	(.31)	(.82)C	(.85)	(.35)
Net asset value, end of period	$11.88	$9.51	$11.41	$12.09
Total ReturnD,E	28.69%	(10.57)%	1.95%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.49%	.50%I	.50%H,I
Net investment income (loss)	.19%H	1.77%	1.62%	1.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,415,888	$1,819,682	$1,485,505	$412,758
Portfolio turnover rateJ	21%H	28%	18%	17%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Growth Company Fund	8.3
Fidelity Series Intrinsic Opportunities Fund	8.1
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Value Discovery Fund	4.3
72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.5%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $16,196,871)	16,200,000	16,197,071
	Shares	Value

Domestic Equity Funds - 51.6%
Fidelity Series All-Sector Equity Fund (b)	26,623,166	$283,536,715
Fidelity Series Blue Chip Growth Fund (b)	27,208,131	449,206,248
Fidelity Series Commodity Strategy Fund (b)	83,152,060	345,912,570
Fidelity Series Growth Company Fund (b)	43,963,010	1,152,270,502
Fidelity Series Intrinsic Opportunities Fund (b)	70,457,472	1,114,637,203
Fidelity Series Large Cap Stock Fund (b)	68,050,902	963,600,769
Fidelity Series Large Cap Value Index Fund (b)	27,947,047	324,185,750
Fidelity Series Opportunistic Insights Fund (b)	27,840,909	602,198,869
Fidelity Series Small Cap Discovery Fund (b)	11,920,470	120,515,949
Fidelity Series Small Cap Opportunities Fund (b)	30,529,338	389,554,354
Fidelity Series Stock Selector Large Cap Value Fund (b)	72,067,352	792,740,869
Fidelity Series Value Discovery Fund (b)	48,397,070	598,187,787
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,778,946,458)		7,136,547,585

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	31,724,029	324,536,821
Fidelity Series Emerging Markets Fund (b)	22,625,594	213,359,347
Fidelity Series Emerging Markets Opportunities Fund (b)	91,946,945	1,929,046,902
Fidelity Series International Growth Fund (b)	51,203,748	961,606,384
Fidelity Series International Small Cap Fund (b)	16,529,585	294,226,617
Fidelity Series International Value Fund (b)	110,671,057	953,984,515
Fidelity Series Overseas Fund (b)	85,887,363	960,220,714
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,812,082,007)		5,636,981,300

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	8,571,709	77,659,680
Fidelity Series Floating Rate High Income Fund (b)	1,730,757	15,317,204
Fidelity Series High Income Fund (b)	10,268,593	93,649,566
Fidelity Series Inflation-Protected Bond Index Fund (b)	25,446,153	272,273,840
Fidelity Series International Credit Fund (b)	550,360	5,729,250
Fidelity Series Long-Term Treasury Bond Index Fund (b)	30,165,118	311,605,669
Fidelity Series Real Estate Income Fund (b)	5,462,068	54,511,437
TOTAL BOND FUNDS
(Cost $788,598,165)		830,746,646

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 0.10% (c)	27,638,166	27,643,693
Fidelity Series Government Money Market Fund 0.16% (b)(d)	160,556,705	160,556,705
Fidelity Series Short-Term Credit Fund (b)	2,314,916	23,727,891
TOTAL SHORT-TERM FUNDS
(Cost $211,216,785)		211,928,289
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,607,040,286)		13,832,400,891
NET OTHER ASSETS (LIABILITIES) - 0.0%		(916,496)
NET ASSETS - 100%		$13,831,484,395

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	319	Dec. 2020	$29,558,540	$(563,278)	$(563,278)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	157	Dec. 2020	26,313,200	(171,778)	(171,778)
TOTAL FUTURES CONTRACTS					$(735,056)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,197,071.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,471
Total	$20,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$212,103,452	$6,299,677	$10,312,800	$--	$415,786	$75,030,600	$283,536,715
Fidelity Series Blue Chip Growth Fund	387,768,085	112,623,342	171,522,755	101,779,614	40,818,225	79,519,351	449,206,248
Fidelity Series Canada Fund	211,216,958	63,675,775	5,584,112	--	(541,314)	55,769,514	324,536,821
Fidelity Series Commodity Strategy Fund	361,223,795	23,149,490	80,190,271	1,472,681	(25,187,786)	66,917,342	345,912,570
Fidelity Series Emerging Markets Debt Fund	67,912,785	4,047,566	2,738,408	2,000,961	31,217	8,406,520	77,659,680
Fidelity Series Emerging Markets Fund	126,658,976	45,667,134	7,193,056	--	(94,812)	48,321,105	213,359,347
Fidelity Series Emerging Markets Opportunities Fund	1,189,836,247	324,962,352	45,456,464	--	1,007,281	458,697,486	1,929,046,902
Fidelity Series Floating Rate High Income Fund	13,761,959	828,900	662,517	333,754	(16,636)	1,405,498	15,317,204
Fidelity Series Government Money Market Fund 0.16%	323,644,870	111,963,717	275,051,882	265,836	--	--	160,556,705
Fidelity Series Growth Company Fund	798,291,591	23,940,288	174,121,219	--	51,294,501	452,865,341	1,152,270,502
Fidelity Series High Income Fund	83,078,313	4,973,083	3,312,590	2,497,352	4,471	8,906,289	93,649,566
Fidelity Series Inflation-Protected Bond Index Fund	230,909,234	58,171,970	31,221,196	196,051	44,620	14,369,212	272,273,840
Fidelity Series International Credit Fund	5,183,439	80,557	--	80,557	--	465,254	5,729,250
Fidelity Series International Growth Fund	905,643,982	20,447,755	206,645,978	--	30,378,428	211,782,197	961,606,384
Fidelity Series International Small Cap Fund	216,595,635	16,486,034	11,041,905	--	180,951	72,005,902	294,226,617
Fidelity Series International Value Fund	810,228,607	43,565,646	64,805,880	--	(12,668,991)	177,665,133	953,984,515
Fidelity Series Intrinsic Opportunities Fund	886,446,859	48,235,170	35,938,277	15,164,944	115,665	215,777,786	1,114,637,203
Fidelity Series Large Cap Stock Fund	786,415,802	73,131,807	36,466,704	32,812,505	(1,509,327)	142,029,191	963,600,769
Fidelity Series Large Cap Value Index Fund	215,875,500	73,882,089	9,941,347	--	(526,262)	44,895,770	324,185,750
Fidelity Series Long-Term Treasury Bond Index Fund	263,615,483	81,039,874	24,354,080	7,168,961	2,989,498	(11,685,106)	311,605,669
Fidelity Series Opportunistic Insights Fund	439,233,571	12,811,634	27,534,841	--	(71,842)	177,760,347	602,198,869
Fidelity Series Overseas Fund	750,810,782	60,549,767	76,798,811	--	(2,909,020)	228,567,996	960,220,714
Fidelity Series Real Estate Income Fund	44,989,175	3,273,139	2,075,890	1,721,681	(158,121)	8,483,134	54,511,437
Fidelity Series Short-Term Credit Fund	22,423,945	472,779	16,082	257,976	(247)	847,496	23,727,891
Fidelity Series Small Cap Discovery Fund	88,053,848	4,483,707	3,187,274	321,741	(21,834)	31,187,502	120,515,949
Fidelity Series Small Cap Opportunities Fund	306,736,837	13,807,785	10,400,421	2,331,121	236,334	79,173,819	389,554,354
Fidelity Series Stock Selector Large Cap Value Fund	576,799,170	105,095,353	20,262,451	--	(621,175)	131,729,972	792,740,869
Fidelity Series Value Discovery Fund	429,258,511	85,301,107	20,400,258	--	(729,024)	104,757,451	598,187,787
	$10,754,717,411	$1,422,967,497	$1,357,237,469	$168,405,735	$82,460,586	$2,885,652,102	$13,788,560,127

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$16,197,071	$--	$16,197,071	$--
Domestic Equity Funds	7,136,547,585	7,136,547,585	--	--
International Equity Funds	5,636,981,300	5,636,981,300	--	--
Bond Funds	830,746,646	830,746,646	--	--
Short-Term Funds	211,928,289	211,928,289	--	--
Total Investments in Securities:	$13,832,400,891	$13,816,203,820	$16,197,071	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(735,056)	$(735,056)	$--	$--
Total Liabilities	$(735,056)	$(735,056)	$--	$--
Total Derivative Instruments:	$(735,056)	$(735,056)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(735,056)
Total Equity Risk	0	(735,056)
Total Value of Derivatives	$0	$(735,056)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,196,871)	$16,197,071
Fidelity Central Funds (cost $27,643,451)	27,643,693
Other affiliated issuers (cost $11,563,199,964)	13,788,560,127
Total Investment in Securities (cost $11,607,040,286)		$13,832,400,891
Receivable for investments sold		124,129,707
Receivable for fund shares sold		16,985,552
Distributions receivable from Fidelity Central Funds		2,555
Total assets		13,973,518,705
Liabilities
Payable for investments purchased	$125,443,699
Payable for fund shares redeemed	8,489,530
Accrued management fee	7,541,067
Payable for daily variation margin on futures contracts	560,014
Total liabilities		142,034,310
Net Assets		$13,831,484,395
Net Assets consist of:
Paid in capital		$11,458,592,451
Total accumulated earnings (loss)		2,372,891,944
Net Assets		$13,831,484,395
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($4,326,857,146 ÷ 360,406,022 shares)		$12.01
Class K:
Net Asset Value, offering price and redemption price per share ($7,494,783,917 ÷ 624,866,748 shares)		$11.99
Class K6:
Net Asset Value, offering price and redemption price per share ($2,009,843,332 ÷ 167,679,091 shares)		$11.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$43,686,931
Interest		22,497
Income from Fidelity Central Funds		20,471
Total income		43,729,899
Expenses
Management fee	$41,947,135
Independent trustees' fees and expenses	17,095
Total expenses before reductions	41,964,230
Expense reductions	(45)
Total expenses after reductions		41,964,185
Net investment income (loss)		1,765,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(3,303)
Other affiliated issuers	82,460,586
Futures contracts	(4,126,222)
Capital gain distributions from underlying funds:
Affiliated issuers	124,718,804
Total net realized gain (loss)		203,049,865
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,792)
Fidelity Central Funds	(1,317)
Other affiliated issuers	2,885,652,102
Futures contracts	(1,513,202)
Total change in net unrealized appreciation (depreciation)		2,884,124,791
Net gain (loss)		3,087,174,656
Net increase (decrease) in net assets resulting from operations		$3,088,940,370

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,765,714	$199,756,859
Net realized gain (loss)	203,049,865	497,850,675
Change in net unrealized appreciation (depreciation)	2,884,124,791	(1,997,122,237)
Net increase (decrease) in net assets resulting from operations	3,088,940,370	(1,299,514,703)
Distributions to shareholders	(339,719,710)	(831,785,387)
Share transactions - net increase (decrease)	270,017,992	1,096,985,996
Total increase (decrease) in net assets	3,019,238,652	(1,034,314,094)
Net Assets
Beginning of period	10,812,245,743	11,846,559,837
End of period	$13,831,484,395	$10,812,245,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$11.52	$12.16	$11.05	$9.93	$10.90
Income from Investment Operations
Net investment income (loss)A	–B	.18	.16	.12	.15	.15
Net realized and unrealized gain (loss)	2.70	(1.30)	–B	1.48	1.40	(.52)
Total from investment operations	2.70	(1.12)	.16	1.60	1.55	(.37)
Distributions from net investment income	–	(.18)	(.17)	(.14)	(.15)	(.16)
Distributions from net realized gain	(.30)	(.60)	(.63)	(.35)	(.28)	(.44)
Total distributions	(.30)	(.79)C	(.80)	(.49)	(.43)	(.60)
Net asset value, end of period	$12.01	$9.61	$11.52	$12.16	$11.05	$9.93
Total ReturnD,E	28.63%	(10.80)%	1.73%	14.59%	16.11%	(3.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.63%I	- %J	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.63%I	-%	-%
Expenses net of all reductions	.75%H	.75%	.75%	.63%I	-%	-%
Net investment income (loss)	(.06)%H	1.53%	1.37%	1.04%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$4,326,857	$3,373,190	$3,679,538	$3,452,997	$2,884,830	$2,363,381
Portfolio turnover rateK	21%H	27%	18%	16%L	15%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$11.50	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	–C	.19	.17	.17
Net realized and unrealized gain (loss)	2.69	(1.29)	–C	.67
Total from investment operations	2.69	(1.10)	.17	.84
Distributions from net investment income	–	(.19)	(.18)	(.15)
Distributions from net realized gain	(.30)	(.61)	(.63)	(.19)
Total distributions	(.30)	(.80)	(.81)	(.35)D
Net asset value, end of period	$11.99	$9.60	$11.50	$12.14
Total ReturnE,F	28.55%	(10.66)%	1.82%	7.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.64%	.65%I,J
Net investment income (loss)	.04%I	1.63%	1.48%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,494,784	$5,952,708	$6,982,416	$7,475,339
Portfolio turnover rateK	21%I	27%	18%	16%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$11.49	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.01	.20	.19	.14
Net realized and unrealized gain (loss)	2.69	(1.28)	(.01)	.96
Total from investment operations	2.70	(1.08)	.18	1.10
Distributions from net investment income	–	(.21)	(.21)	(.16)
Distributions from net realized gain	(.30)	(.61)	(.63)	(.19)
Total distributions	(.30)	(.82)	(.84)	(.35)
Net asset value, end of period	$11.99	$9.59	$11.49	$12.15
Total ReturnC,D	28.72%	(10.49)%	1.96%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.50%H	.50%G,H
Expenses net of fee waivers, if any	.49%G	.49%	.50%H	.50%G,H
Expenses net of all reductions	.49%G	.49%	.50%H	.50%G,H
Net investment income (loss)	.19%G	1.78%	1.62%	1.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,009,843	$1,486,348	$1,184,606	$327,591
Portfolio turnover rateI	21%G	27%	18%	16%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Growth Company Fund	8.3
Fidelity Series Intrinsic Opportunities Fund	8.1
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Value Discovery Fund	4.3
72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.5%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $7,968,463)	7,970,000	7,968,560
	Shares	Value

Domestic Equity Funds - 51.6%
Fidelity Series All-Sector Equity Fund (b)	13,139,793	$139,938,796
Fidelity Series Blue Chip Growth Fund (b)	13,442,485	221,935,420
Fidelity Series Commodity Strategy Fund (b)	41,101,830	170,983,611
Fidelity Series Growth Company Fund (b)	21,716,605	569,192,221
Fidelity Series Intrinsic Opportunities Fund (b)	34,801,037	550,552,398
Fidelity Series Large Cap Stock Fund (b)	33,617,036	476,017,224
Fidelity Series Large Cap Value Index Fund (b)	13,809,792	160,193,587
Fidelity Series Opportunistic Insights Fund (b)	13,738,539	297,164,599
Fidelity Series Small Cap Discovery Fund (b)	5,894,027	59,588,614
Fidelity Series Small Cap Opportunities Fund (b)	15,084,512	192,478,378
Fidelity Series Stock Selector Large Cap Value Fund (b)	35,602,379	391,626,173
Fidelity Series Value Discovery Fund (b)	23,910,345	295,531,870
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,111,149,138)		3,525,202,891

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	15,669,846	160,302,526
Fidelity Series Emerging Markets Fund (b)	11,182,208	105,448,217
Fidelity Series Emerging Markets Opportunities Fund (b)	45,418,206	952,873,956
Fidelity Series International Growth Fund (b)	25,291,099	474,966,839
Fidelity Series International Small Cap Fund (b)	8,164,283	145,324,230
Fidelity Series International Value Fund (b)	54,664,302	471,206,282
Fidelity Series Overseas Fund (b)	42,422,385	474,282,270
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,477,628,767)		2,784,404,320

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	4,238,064	38,396,856
Fidelity Series Floating Rate High Income Fund (b)	881,913	7,804,927
Fidelity Series High Income Fund (b)	5,077,685	46,308,488
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,577,939	134,583,945
Fidelity Series International Credit Fund (b)	185,969	1,935,936
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,911,851	154,039,417
Fidelity Series Real Estate Income Fund (b)	2,758,480	27,529,634
TOTAL BOND FUNDS
(Cost $389,744,356)		410,599,203

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 0.10% (c)	12,900,750	12,903,331
Fidelity Series Government Money Market Fund 0.16% (b)(d)	79,248,529	79,248,529
Fidelity Series Short-Term Credit Fund (b)	1,161,350	11,903,838
TOTAL SHORT-TERM FUNDS
(Cost $103,687,500)		104,055,698
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,090,178,224)		6,832,230,672
NET OTHER ASSETS (LIABILITIES) - 0.0%		(449,760)
NET ASSETS - 100%		$6,831,780,912

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	158	Dec. 2020	$14,640,280	$(279,053)	$(279,053)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	78	Dec. 2020	13,072,800	(85,342)	(85,342)
TOTAL FUTURES CONTRACTS					$(364,395)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,968,560.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,659
Total	$9,659

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$102,538,772	$5,869,130	$5,245,090	$--	$366,550	$36,409,434	$139,938,796
Fidelity Series Blue Chip Growth Fund	187,507,223	60,245,191	84,059,268	50,119,527	12,978,886	45,263,388	221,935,420
Fidelity Series Canada Fund	102,272,824	34,036,715	2,945,459	--	(341,048)	27,279,494	160,302,526
Fidelity Series Commodity Strategy Fund	174,824,429	15,340,840	39,613,479	725,010	(11,107,027)	31,538,848	170,983,611
Fidelity Series Emerging Markets Debt Fund	32,851,788	2,878,422	1,439,150	978,423	16,478	4,089,318	38,396,856
Fidelity Series Emerging Markets Fund	61,312,985	24,095,562	3,514,036	--	(40,818)	23,594,524	105,448,217
Fidelity Series Emerging Markets Opportunities Fund	575,818,721	175,991,944	23,305,479	--	775,151	223,593,618	952,873,956
Fidelity Series Floating Rate High Income Fund	6,830,635	627,485	348,181	167,809	(10,240)	705,228	7,804,927
Fidelity Series Government Money Market Fund 0.16%	156,431,430	57,503,690	134,686,591	129,558	--	--	79,248,529
Fidelity Series Growth Company Fund	385,995,184	22,313,491	85,127,564	--	14,908,976	231,102,134	569,192,221
Fidelity Series High Income Fund	40,185,395	3,519,625	1,740,907	1,221,240	(11,819)	4,356,194	46,308,488
Fidelity Series Inflation-Protected Bond Index Fund	111,702,784	31,347,076	15,502,844	95,712	14,673	7,022,256	134,583,945
Fidelity Series International Credit Fund	1,751,504	27,221	--	27,221	--	157,211	1,935,936
Fidelity Series International Growth Fund	438,016,794	19,324,184	100,573,260	--	2,851,119	115,348,002	474,966,839
Fidelity Series International Small Cap Fund	104,814,991	11,127,353	5,808,710	--	208,162	34,982,434	145,324,230
Fidelity Series International Value Fund	392,001,352	30,933,505	32,031,112	--	(4,266,990)	84,569,527	471,206,282
Fidelity Series Intrinsic Opportunities Fund	428,771,865	35,538,913	18,883,390	7,464,864	(211,483)	105,336,493	550,552,398
Fidelity Series Large Cap Stock Fund	380,465,209	45,989,264	18,804,164	16,075,463	(860,984)	69,227,899	476,017,224
Fidelity Series Large Cap Value Index Fund	104,497,485	39,314,142	5,238,543	--	(395,582)	22,016,085	160,193,587
Fidelity Series Long-Term Treasury Bond Index Fund	127,521,685	42,992,519	12,245,275	3,486,663	1,421,470	(5,650,982)	154,039,417
Fidelity Series Opportunistic Insights Fund	212,381,565	11,927,650	13,798,861	--	(245,024)	86,899,269	297,164,599
Fidelity Series Overseas Fund	363,239,177	37,574,295	36,631,166	--	(1,243,662)	111,343,626	474,282,270
Fidelity Series Real Estate Income Fund	22,180,819	2,302,472	1,090,967	862,152	(124,851)	4,262,161	27,529,634
Fidelity Series Short-Term Credit Fund	11,112,065	370,422	2,643	129,342	(44)	424,038	11,903,838
Fidelity Series Small Cap Discovery Fund	42,663,266	3,323,082	1,565,949	156,900	(38,501)	15,206,716	59,588,614
Fidelity Series Small Cap Opportunities Fund	148,454,980	10,954,936	5,620,408	1,147,610	(147,690)	38,836,560	192,478,378
Fidelity Series Stock Selector Large Cap Value Fund	279,158,612	59,442,909	10,823,203	--	(527,218)	64,375,073	391,626,173
Fidelity Series Value Discovery Fund	207,654,815	47,667,735	10,499,327	--	(557,889)	51,266,536	295,531,870
	$5,202,958,354	$832,579,773	$671,145,026	$82,787,494	$13,410,595	$1,433,555,084	$6,811,358,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$7,968,560	$--	$7,968,560	$--
Domestic Equity Funds	3,525,202,891	3,525,202,891	--	--
International Equity Funds	2,784,404,320	2,784,404,320	--	--
Bond Funds	410,599,203	410,599,203	--	--
Short-Term Funds	104,055,698	104,055,698	--	--
Total Investments in Securities:	$6,832,230,672	$6,824,262,112	$7,968,560	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(364,395)	$(364,395)	$--	$--
Total Liabilities	$(364,395)	$(364,395)	$--	$--
Total Derivative Instruments:	$(364,395)	$(364,395)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(364,395)
Total Equity Risk	0	(364,395)
Total Value of Derivatives	$0	$(364,395)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,968,463)	$7,968,560
Fidelity Central Funds (cost $12,903,211)	12,903,331
Other affiliated issuers (cost $6,069,306,550)	6,811,358,781
Total Investment in Securities (cost $6,090,178,224)		$6,832,230,672
Receivable for investments sold		60,792,274
Receivable for fund shares sold		11,682,975
Distributions receivable from Fidelity Central Funds		1,191
Total assets		6,904,707,112
Liabilities
Payable for investments purchased	$64,719,222
Payable for fund shares redeemed	4,237,200
Accrued management fee	3,695,084
Payable for daily variation margin on futures contracts	274,694
Total liabilities		72,926,200
Net Assets		$6,831,780,912
Net Assets consist of:
Paid in capital		$6,060,310,739
Total accumulated earnings (loss)		771,470,173
Net Assets		$6,831,780,912
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,977,075,293 ÷ 144,139,274 shares)		$13.72
Class K:
Net Asset Value, offering price and redemption price per share ($3,810,752,459 ÷ 277,893,074 shares)		$13.71
Class K6:
Net Asset Value, offering price and redemption price per share ($1,043,953,160 ÷ 76,181,963 shares)		$13.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,454,698
Interest		10,848
Income from Fidelity Central Funds		9,659
Total income		21,475,205
Expenses
Management fee	$20,413,107
Independent trustees' fees and expenses	8,313
Total expenses before reductions	20,421,420
Expense reductions	(65)
Total expenses after reductions		20,421,355
Net investment income (loss)		1,053,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(1,601)
Other affiliated issuers	13,410,595
Futures contracts	(2,040,178)
Capital gain distributions from underlying funds:
Affiliated issuers	61,332,796
Total net realized gain (loss)		72,701,612
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,126)
Fidelity Central Funds	(613)
Other affiliated issuers	1,433,555,084
Futures contracts	(747,829)
Total change in net unrealized appreciation (depreciation)		1,432,800,516
Net gain (loss)		1,505,502,128
Net increase (decrease) in net assets resulting from operations		$1,506,555,978

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,053,850	$92,538,767
Net realized gain (loss)	72,701,612	213,853,629
Change in net unrealized appreciation (depreciation)	1,432,800,516	(957,737,314)
Net increase (decrease) in net assets resulting from operations	1,506,555,978	(651,344,918)
Distributions to shareholders	(151,874,380)	(364,707,384)
Share transactions - net increase (decrease)	246,581,278	1,076,025,735
Total increase (decrease) in net assets	1,601,262,876	59,973,433
Net Assets
Beginning of period	5,230,518,036	5,170,544,603
End of period	$6,831,780,912	$5,230,518,036

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$13.10	$13.70	$12.41	$11.08	$12.06
Income from Investment Operations
Net investment income (loss)A	–B	.20	.19	.14	.17	.17
Net realized and unrealized gain (loss)	3.09	(1.49)	–B	1.64	1.57	(.59)
Total from investment operations	3.09	(1.29)	.19	1.78	1.74	(.42)
Distributions from net investment income	–	(.20)	(.19)	(.15)	(.16)	(.17)
Distributions from net realized gain	(.32)	(.66)	(.60)	(.34)	(.25)	(.39)
Total distributions	(.32)	(.86)	(.79)	(.49)	(.41)	(.56)
Net asset value, end of period	$13.72	$10.95	$13.10	$13.70	$12.41	$11.08
Total ReturnC,D	28.66%	(10.85)%	1.73%	14.49%	16.17%	(3.69)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.64%H	- %I	- %I
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.64%H	-%	-%
Expenses net of all reductions	.75%G	.75%	.75%	.64%H	-%	-%
Net investment income (loss)	(.06)%G	1.54%	1.40%	1.06%	1.46%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,977,075	$1,500,450	$1,490,393	$1,265,311	$922,284	$649,621
Portfolio turnover rateJ	22%G	25%	18%	15%K	18%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$13.09	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	–C	.21	.20	.19
Net realized and unrealized gain (loss)	3.08	(1.48)	–C	.76
Total from investment operations	3.08	(1.27)	.20	.95
Distributions from net investment income	–	(.21)	(.20)	(.17)
Distributions from net realized gain	(.32)	(.66)	(.60)	(.20)
Total distributions	(.32)	(.87)	(.80)	(.37)
Net asset value, end of period	$13.71	$10.95	$13.09	$13.69
Total ReturnD,E	28.57%	(10.70)%	1.84%	7.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%H	.64%	.64%	.65%H,I
Net investment income (loss)	.04%H	1.64%	1.50%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,810,752	$2,984,272	$3,138,528	$2,992,599
Portfolio turnover rateJ	22%H	25%	18%	15%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$13.08	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.01	.23	.21	.16
Net realized and unrealized gain (loss)	3.08	(1.48)	–C	1.09
Total from investment operations	3.09	(1.25)	.21	1.25
Distributions from net investment income	–	(.23)	(.23)	(.17)
Distributions from net realized gain	(.32)	(.67)	(.60)	(.20)
Total distributions	(.32)	(.90)	(.83)	(.38)D
Net asset value, end of period	$13.70	$10.93	$13.08	$13.70
Total ReturnE,F	28.72%	(10.61)%	1.97%	9.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.49%	.50%J	.50%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.50%J	.50%I,J
Expenses net of all reductions	.49%I	.49%	.50%J	.50%I,J
Net investment income (loss)	.19%I	1.79%	1.65%	1.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,043,953	$745,795	$541,624	$135,481
Portfolio turnover rateK	22%I	25%	18%	15%L

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Growth Company Fund	8.3
Fidelity Series Intrinsic Opportunities Fund	8.1
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.7
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Value Discovery Fund	4.3
72.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.5%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $2,639,493)	2,640,000	2,639,523
	Shares	Value

Domestic Equity Funds - 51.6%
Fidelity Series All-Sector Equity Fund (b)	4,402,855	$46,890,406
Fidelity Series Blue Chip Growth Fund (b)	4,518,427	74,599,230
Fidelity Series Commodity Strategy Fund (b)	13,825,834	57,515,471
Fidelity Series Growth Company Fund (b)	7,295,656	191,219,140
Fidelity Series Intrinsic Opportunities Fund (b)	11,687,883	184,902,310
Fidelity Series Large Cap Stock Fund (b)	11,294,936	159,936,289
Fidelity Series Large Cap Value Index Fund (b)	4,643,877	53,868,976
Fidelity Series Opportunistic Insights Fund (b)	4,599,020	99,476,797
Fidelity Series Small Cap Discovery Fund (b)	1,985,838	20,076,820
Fidelity Series Small Cap Opportunities Fund (b)	5,071,307	64,709,883
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,963,185	131,595,040
Fidelity Series Value Discovery Fund (b)	8,035,820	99,322,730
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,101,198,081)		1,184,113,092

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	5,264,821	53,859,116
Fidelity Series Emerging Markets Fund (b)	3,760,366	35,460,253
Fidelity Series Emerging Markets Opportunities Fund (b)	15,255,713	320,064,862
Fidelity Series International Growth Fund (b)	8,493,973	159,516,808
Fidelity Series International Small Cap Fund (b)	2,742,012	48,807,816
Fidelity Series International Value Fund (b)	18,361,606	158,277,043
Fidelity Series Overseas Fund (b)	14,247,515	159,287,219
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $854,519,239)		935,273,117

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	1,430,286	12,958,388
Fidelity Series Floating Rate High Income Fund (b)	315,633	2,793,349
Fidelity Series High Income Fund (b)	1,713,245	15,624,790
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,232,828	45,291,260
Fidelity Series International Credit Fund (b)	27,278	283,965
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,016,941	51,824,999
Fidelity Series Real Estate Income Fund (b)	951,701	9,497,975
TOTAL BOND FUNDS
(Cost $131,380,799)		138,274,726

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 0.10% (c)	3,589,339	3,590,057
Fidelity Series Government Money Market Fund 0.16% (b)(d)	26,745,035	26,745,035
Fidelity Series Short-Term Credit Fund (b)	386,338	3,959,961
TOTAL SHORT-TERM FUNDS
(Cost $34,169,181)		34,295,053
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,123,906,793)		2,294,595,511
NET OTHER ASSETS (LIABILITIES) - 0.0%		(147,782)
NET ASSETS - 100%		$2,294,447,729

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	53	Dec. 2020	$4,910,980	$(93,618)	$(93,618)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	Dec. 2020	4,525,200	(29,542)	(29,542)
TOTAL FUTURES CONTRACTS					$(123,160)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,639,523.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,790
Total	$2,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$31,611,245	$4,751,921	$1,171,314	$--	$72,106	$11,626,448	$46,890,406
Fidelity Series Blue Chip Growth Fund	57,857,745	24,750,201	25,900,204	16,712,995	2,120,464	15,771,024	74,599,230
Fidelity Series Canada Fund	31,737,865	14,256,492	715,072	--	(85,398)	8,665,229	53,859,116
Fidelity Series Commodity Strategy Fund	54,009,017	8,792,465	11,875,822	241,577	(3,092,704)	9,682,515	57,515,471
Fidelity Series Emerging Markets Debt Fund	10,149,712	1,849,248	338,125	316,373	(607)	1,298,160	12,958,388
Fidelity Series Emerging Markets Fund	18,962,022	9,887,562	924,193	--	(22,917)	7,557,779	35,460,253
Fidelity Series Emerging Markets Opportunities Fund	177,933,485	76,409,450	5,917,727	--	209,369	71,430,285	320,064,862
Fidelity Series Floating Rate High Income Fund	2,214,978	428,115	81,804	57,259	(4,027)	236,087	2,793,349
Fidelity Series Government Money Market Fund 0.16%	48,201,151	21,042,634	42,498,750	41,427	--	--	26,745,035
Fidelity Series Growth Company Fund	119,069,908	18,219,355	24,671,657	--	1,095,025	77,506,509	191,219,140
Fidelity Series High Income Fund	12,409,675	2,249,041	409,022	394,757	11,479	1,363,617	15,624,790
Fidelity Series Inflation-Protected Bond Index Fund	34,500,453	12,981,566	4,446,233	30,687	2,061	2,253,413	45,291,260
Fidelity Series International Credit Fund	256,913	3,992	--	3,993	--	23,060	283,965
Fidelity Series International Growth Fund	135,174,776	16,183,165	29,545,779	--	(14,521)	37,719,167	159,516,808
Fidelity Series International Small Cap Fund	32,381,643	6,462,784	1,332,205	--	62,164	11,233,430	48,807,816
Fidelity Series International Value Fund	121,040,970	20,036,252	8,232,818	--	(136,765)	25,569,404	158,277,043
Fidelity Series Intrinsic Opportunities Fund	132,374,559	23,627,992	4,429,783	2,487,287	238,169	33,091,373	184,902,310
Fidelity Series Large Cap Stock Fund	117,522,100	25,512,305	4,546,895	5,281,381	(119,799)	21,568,578	159,936,289
Fidelity Series Large Cap Value Index Fund	32,282,005	15,999,135	1,246,260	--	(102,015)	6,936,111	53,868,976
Fidelity Series Long-Term Treasury Bond Index Fund	39,383,216	17,222,258	3,417,816	1,098,892	454,960	(1,817,619)	51,824,999
Fidelity Series Opportunistic Insights Fund	65,527,077	9,671,265	3,338,113	--	(136,748)	27,753,316	99,476,797
Fidelity Series Overseas Fund	112,154,305	22,432,620	10,434,164	--	(318,116)	35,452,574	159,287,219
Fidelity Series Real Estate Income Fund	6,964,826	1,450,962	256,320	288,944	(32,657)	1,371,164	9,497,975
Fidelity Series Short-Term Credit Fund	3,614,277	208,325	3,099	42,977	(82)	140,540	3,959,961
Fidelity Series Small Cap Discovery Fund	13,227,659	2,462,572	412,015	50,122	(7,170)	4,805,774	20,076,820
Fidelity Series Small Cap Opportunities Fund	45,909,405	7,882,244	1,345,495	382,523	(10,209)	12,273,938	64,709,883
Fidelity Series Stock Selector Large Cap Value Fund	86,302,866	27,756,343	2,665,588	--	(126,431)	20,327,850	131,595,040
Fidelity Series Value Discovery Fund	64,128,138	21,586,262	2,490,468	--	(87,342)	16,186,140	99,322,730
	$1,606,901,991	$414,116,526	$192,646,741	$27,431,194	$(31,711)	$460,025,866	$2,288,365,931

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,639,523	$--	$2,639,523	$--
Domestic Equity Funds	1,184,113,092	1,184,113,092	--	--
International Equity Funds	935,273,117	935,273,117	--	--
Bond Funds	138,274,726	138,274,726	--	--
Short-Term Funds	34,295,053	34,295,053	--	--
Total Investments in Securities:	$2,294,595,511	$2,291,955,988	$2,639,523	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(123,160)	$(123,160)	$--	$--
Total Liabilities	$(123,160)	$(123,160)	$--	$--
Total Derivative Instruments:	$(123,160)	$(123,160)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(123,160)
Total Equity Risk	0	(123,160)
Total Value of Derivatives	$0	$(123,160)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,639,493)	$2,639,523
Fidelity Central Funds (cost $3,590,019)	3,590,057
Other affiliated issuers (cost $2,117,677,281)	2,288,365,931
Total Investment in Securities (cost $2,123,906,793)		$2,294,595,511
Receivable for investments sold		19,478,018
Receivable for fund shares sold		5,585,019
Distributions receivable from Fidelity Central Funds		329
Total assets		2,319,658,877
Liabilities
Payable for investments purchased	$22,242,120
Payable for fund shares redeemed	1,647,626
Accrued management fee	1,231,984
Payable for daily variation margin on futures contracts	89,418
Total liabilities		25,211,148
Net Assets		$2,294,447,729
Net Assets consist of:
Paid in capital		$2,118,300,658
Total accumulated earnings (loss)		176,147,071
Net Assets		$2,294,447,729
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($639,512,624 ÷ 51,643,496 shares)		$12.38
Class K:
Net Asset Value, offering price and redemption price per share ($1,309,826,668 ÷ 105,841,500 shares)		$12.38
Class K6:
Net Asset Value, offering price and redemption price per share ($345,108,437 ÷ 27,888,793 shares)		$12.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,077,402
Interest		3,312
Income from Fidelity Central Funds		2,790
Total income		7,083,504
Expenses
Management fee	$6,596,499
Independent trustees' fees and expenses	2,634
Total expenses before reductions	6,599,133
Expense reductions	(84)
Total expenses after reductions		6,599,049
Net investment income (loss)		484,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(490)
Other affiliated issuers	(31,711)
Futures contracts	(657,409)
Capital gain distributions from underlying funds:
Affiliated issuers	20,353,792
Total net realized gain (loss)		19,664,182
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,830)
Fidelity Central Funds	(176)
Other affiliated issuers	460,025,866
Futures contracts	(252,851)
Total change in net unrealized appreciation (depreciation)		459,771,009
Net gain (loss)		479,435,191
Net increase (decrease) in net assets resulting from operations		$479,919,646

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$484,455	$26,724,215
Net realized gain (loss)	19,664,182	59,495,234
Change in net unrealized appreciation (depreciation)	459,771,009	(296,150,113)
Net increase (decrease) in net assets resulting from operations	479,919,646	(209,930,664)
Distributions to shareholders	(44,166,512)	(94,869,567)
Share transactions - net increase (decrease)	243,448,265	631,151,652
Total increase (decrease) in net assets	679,201,399	326,351,421
Net Assets
Beginning of period	1,615,246,330	1,288,894,909
End of period	$2,294,447,729	$1,615,246,330

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$11.76	$12.20	$11.01	$9.78	$10.45
Income from Investment Operations
Net investment income (loss)A	–B	.19	.17	.13	.16	.16
Net realized and unrealized gain (loss)	2.77	(1.34)	.01	1.46	1.37	(.53)
Total from investment operations	2.77	(1.15)	.18	1.59	1.53	(.37)
Distributions from net investment income	–	(.19)	(.16)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.26)	(.55)	(.45)	(.26)	(.17)	(.17)
Total distributions	(.26)	(.74)	(.62)C	(.40)C	(.30)	(.30)C
Net asset value, end of period	$12.38	$9.87	$11.76	$12.20	$11.01	$9.78
Total ReturnD,E	28.49%	(10.80)%	1.78%	14.50%	16.01%	(3.67)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.66%I	- %J	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.66%I	-%	-%
Expenses net of all reductions	.75%H	.75%	.75%	.66%I	-%	-%
Net investment income (loss)	(.05)%H	1.59%	1.46%	1.09%	1.54%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$639,513	$451,002	$367,472	$241,896	$116,155	$47,019
Portfolio turnover rateK	19%H	25%	16%	11%L	21%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$11.74	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	–C	.20	.19	.16
Net realized and unrealized gain (loss)	2.78	(1.34)	(.01)	.68
Total from investment operations	2.78	(1.14)	.18	.84
Distributions from net investment income	–	(.19)	(.17)	(.15)
Distributions from net realized gain	(.26)	(.55)	(.45)	(.15)
Total distributions	(.26)	(.74)	(.63)D	(.30)
Net asset value, end of period	$12.38	$9.86	$11.74	$12.19
Total ReturnE,F	28.66%	(10.66)%	1.80%	7.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.64%	.65%I,J
Net investment income (loss)	.05%I	1.69%	1.57%	1.92%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,309,827	$933,551	$784,848	$549,158
Portfolio turnover rateK	19%I	25%	16%	11%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$11.75	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.01	.22	.20	.14
Net realized and unrealized gain (loss)	2.78	(1.35)	–C	.96
Total from investment operations	2.79	(1.13)	.20	1.10
Distributions from net investment income	–	(.21)	(.20)	(.15)
Distributions from net realized gain	(.27)	(.56)	(.45)	(.15)
Total distributions	(.27)	(.77)	(.65)	(.30)
Net asset value, end of period	$12.37	$9.85	$11.75	$12.20
Total ReturnD,E	28.74%	(10.65)%	2.05%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.49%	.50%I	.50%H,I
Net investment income (loss)	.20%H	1.84%	1.71%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$345,108	$230,693	$136,574	$26,888
Portfolio turnover rateJ	19%H	25%	16%	11%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Growth Company Fund	8.4
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Value Discovery Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.1
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.3%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $89,983)	90,000	89,984
	Shares	Value

Domestic Equity Funds - 51.6%
Fidelity Series All-Sector Equity Fund (b)	179,198	$1,908,461
Fidelity Series Blue Chip Growth Fund (b)	189,793	3,133,481
Fidelity Series Commodity Strategy Fund (b)	577,834	2,403,790
Fidelity Series Growth Company Fund (b)	304,547	7,982,180
Fidelity Series Intrinsic Opportunities Fund (b)	486,260	7,692,629
Fidelity Series Large Cap Stock Fund (b)	472,024	6,683,866
Fidelity Series Large Cap Value Index Fund (b)	195,799	2,271,271
Fidelity Series Opportunistic Insights Fund (b)	181,899	3,934,484
Fidelity Series Small Cap Discovery Fund (b)	85,553	864,939
Fidelity Series Small Cap Opportunities Fund (b)	214,818	2,741,083
Fidelity Series Stock Selector Large Cap Value Fund (b)	500,445	5,504,894
Fidelity Series Value Discovery Fund (b)	336,762	4,162,383
TOTAL DOMESTIC EQUITY FUNDS
(Cost $45,813,547)		49,283,461

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	219,321	2,243,653
Fidelity Series Emerging Markets Fund (b)	157,035	1,480,845
Fidelity Series Emerging Markets Opportunities Fund (b)	634,981	13,321,894
Fidelity Series International Growth Fund (b)	353,404	6,636,923
Fidelity Series International Small Cap Fund (b)	114,143	2,031,750
Fidelity Series International Value Fund (b)	764,182	6,587,245
Fidelity Series Overseas Fund (b)	592,788	6,627,373
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $35,964,035)		38,929,683

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (b)	61,679	558,811
Fidelity Series Floating Rate High Income Fund (b)	14,994	132,700
Fidelity Series High Income Fund (b)	72,897	664,824
Fidelity Series Inflation-Protected Bond Index Fund (b)	177,130	1,895,286
Fidelity Series International Credit Fund (b)	4,319	44,963
Fidelity Series Long-Term Treasury Bond Index Fund (b)	209,817	2,167,410
Fidelity Series Real Estate Income Fund (b)	41,660	415,765
TOTAL BOND FUNDS
(Cost $5,728,638)		5,879,759

Short-Term Funds - 1.3%
Fidelity Series Government Money Market Fund 0.16% (b)(c)	1,131,371	1,131,371
Fidelity Series Short-Term Credit Fund (b)	15,323	157,059
TOTAL SHORT-TERM FUNDS
(Cost $1,286,369)		1,288,430
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $88,882,572)		95,471,317
NET OTHER ASSETS (LIABILITIES) - 0.0%		13,031
NET ASSETS - 100%		$95,484,348

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Dec. 2020	$185,320	$(3,590)	$(3,590)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec. 2020	167,600	(1,094)	(1,094)
TOTAL FUTURES CONTRACTS					$(4,684)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,984.

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$770,740	$831,537	$49,304	$--	$279	$355,209	$1,908,461
Fidelity Series Blue Chip Growth Fund	1,358,432	2,115,958	728,981	684,220	(69,419)	457,491	3,133,481
Fidelity Series Canada Fund	805,631	1,230,452	56,038	--	(5,386)	268,994	2,243,653
Fidelity Series Commodity Strategy Fund	1,367,541	1,182,302	364,218	9,622	(37,230)	255,395	2,403,790
Fidelity Series Emerging Markets Debt Fund	256,863	278,152	15,112	10,928	(762)	39,670	558,811
Fidelity Series Emerging Markets Fund	483,010	795,325	39,323	--	(2,420)	244,253	1,480,845
Fidelity Series Emerging Markets Opportunities Fund	4,457,914	6,936,476	323,752	--	(9,714)	2,260,970	13,321,894
Fidelity Series Floating Rate High Income Fund	61,682	66,829	3,656	2,179	(62)	7,907	132,700
Fidelity Series Government Money Market Fund 0.16%	1,376,575	1,244,972	1,490,176	1,367	--	--	1,131,371
Fidelity Series Growth Company Fund	2,774,005	3,218,439	464,038	--	15,206	2,438,568	7,982,180
Fidelity Series High Income Fund	305,753	336,639	18,281	13,384	(302)	41,015	664,824
Fidelity Series Inflation-Protected Bond Index Fund	838,992	1,056,093	72,387	995	124	72,464	1,895,286
Fidelity Series International Credit Fund	21,744	21,967	1,219	416	(18)	2,489	44,963
Fidelity Series International Growth Fund	3,291,556	2,904,228	736,657	--	287	1,177,509	6,636,923
Fidelity Series International Small Cap Fund	794,912	942,432	64,696	--	(1,308)	360,410	2,031,750
Fidelity Series International Value Fund	3,006,424	3,048,781	216,470	--	(12,585)	761,095	6,587,245
Fidelity Series Intrinsic Opportunities Fund	3,247,083	3,649,011	197,536	99,082	(5,445)	999,516	7,692,629
Fidelity Series Large Cap Stock Fund	2,891,456	3,381,760	183,608	191,837	(9,966)	604,224	6,683,866
Fidelity Series Large Cap Value Index Fund	788,891	1,346,115	57,409	--	(4,549)	198,223	2,271,271
Fidelity Series Long-Term Treasury Bond Index Fund	961,232	1,337,402	84,049	32,039	(1,102)	(46,073)	2,167,410
Fidelity Series Opportunistic Insights Fund	1,498,051	1,715,462	97,733	--	6,418	812,286	3,934,484
Fidelity Series Overseas Fund	2,892,263	3,013,568	386,302	--	(2,025)	1,109,869	6,627,373
Fidelity Series Real Estate Income Fund	172,497	213,513	11,456	10,939	(998)	42,209	415,765
Fidelity Series Short-Term Credit Fund	149,735	1,708	--	1,699	--	5,616	157,059
Fidelity Series Small Cap Discovery Fund	346,457	396,808	31,229	1,743	(1,285)	154,188	864,939
Fidelity Series Small Cap Opportunities Fund	1,161,992	1,277,516	71,254	15,543	(2,466)	375,295	2,741,083
Fidelity Series Stock Selector Large Cap Value Fund	2,188,378	2,856,795	141,431	--	(11,141)	612,293	5,504,894
Fidelity Series Value Discovery Fund	1,544,072	2,246,045	106,127	--	(4,908)	483,301	4,162,383
	$39,813,881	$47,646,285	$6,012,442	$1,075,993	$(160,777)	$14,094,386	$95,381,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$89,984	$--	$89,984	$--
Domestic Equity Funds	49,283,461	49,283,461	--	--
International Equity Funds	38,929,683	38,929,683	--	--
Bond Funds	5,879,759	5,879,759	--	--
Short-Term Funds	1,288,430	1,288,430	--	--
Total Investments in Securities:	$95,471,317	$95,381,333	$89,984	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,684)	$(4,684)	$--	$--
Total Liabilities	$(4,684)	$(4,684)	$--	$--
Total Derivative Instruments:	$(4,684)	$(4,684)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,684)
Total Equity Risk	0	(4,684)
Total Value of Derivatives	$0	$(4,684)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $89,983)	$89,984
Affiliated issuers (cost $88,792,589)	95,381,333
Total Investment in Securities (cost $88,882,572)		$95,471,317
Cash		16,631
Receivable for investments sold		635,236
Receivable for fund shares sold		484,201
Total assets		96,607,385
Liabilities
Payable for investments purchased	$1,027,316
Payable for fund shares redeemed	44,793
Accrued management fee	49,696
Payable for daily variation margin on futures contracts	1,232
Total liabilities		1,123,037
Net Assets		$95,484,348
Net Assets consist of:
Paid in capital		$88,432,015
Total accumulated earnings (loss)		7,052,333
Net Assets		$95,484,348
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund:
Net Asset Value, offering price and redemption price per share ($30,514,623 ÷ 2,806,171 shares)		$10.87
Class K:
Net Asset Value, offering price and redemption price per share ($49,059,973 ÷ 4,510,114 shares)		$10.88
Class K6:
Net Asset Value, offering price and redemption price per share ($15,909,752 ÷ 1,460,582 shares)		$10.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$267,736
Interest		36
Total income		267,772
Expenses
Management fee	$225,427
Independent trustees' fees and expenses	79
Total expenses		225,506
Net investment income (loss)		42,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(160,777)
Futures contracts	4,676
Capital gain distributions from underlying funds:
Affiliated issuers	808,257
Total net realized gain (loss)		652,156
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1
Affiliated issuers	14,094,386
Futures contracts	(4,684)
Total change in net unrealized appreciation (depreciation)		14,089,703
Net gain (loss)		14,741,859
Net increase (decrease) in net assets resulting from operations		$14,784,125

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,266	$183,327
Net realized gain (loss)	652,156	229,886
Change in net unrealized appreciation (depreciation)	14,089,703	(7,505,642)
Net increase (decrease) in net assets resulting from operations	14,784,125	(7,092,429)
Distributions to shareholders	(376,843)	(262,520)
Share transactions - net increase (decrease)	41,264,054	47,167,961
Total increase (decrease) in net assets	55,671,336	39,813,012
Net Assets
Beginning of period	39,813,012	–
End of period	$95,484,348	$39,813,012

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2065 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.13
Net realized and unrealized gain (loss)	2.41	(1.46)
Total from investment operations	2.41	(1.33)
Distributions from net investment income	–	(.12)
Distributions from net realized gain	(.06)	(.03)
Total distributions	(.06)	(.15)
Net asset value, end of period	$10.87	$8.52
Total ReturnD	28.43%	(13.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.76%G,H
Expenses net of fee waivers, if any	.75%G	.76%G,H
Expenses net of all reductions	.75%G	.76%G,H
Net investment income (loss)	.03%G	1.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$30,515	$13,332
Portfolio turnover rateI	17%G	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.13
Net realized and unrealized gain (loss)	2.42	(1.45)
Total from investment operations	2.43	(1.32)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	(.07)	(.03)
Total distributions	(.07)	(.16)
Net asset value, end of period	$10.88	$8.52
Total ReturnC	28.59%	(13.55)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F	.65%F,G
Expenses net of fee waivers, if any	.64%F	.65%F,G
Expenses net of all reductions	.64%F	.65%F,G
Net investment income (loss)	.13%F	1.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$49,060	$20,387
Portfolio turnover rateH	17%F	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.15
Net realized and unrealized gain (loss)	2.42	(1.46)
Total from investment operations	2.43	(1.31)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	(.07)	(.03)
Total distributions	(.07)	(.16)
Net asset value, end of period	$10.89	$8.53
Total ReturnC	28.59%	(13.43)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.50%F,G
Expenses net of fee waivers, if any	.49%F	.50%F,G
Expenses net of all reductions	.49%F	.50%F,G
Net investment income (loss)	.28%F	1.97%F
Supplemental Data
Net assets, end of period (000 omitted)	$15,910	$6,094
Portfolio turnover rateH	17%F	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2020 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Freedom 2010 Fund	$96,313
Fidelity Freedom 2020 Fund	260,173
Fidelity Freedom 2030 Fund	242,856

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$2,927,701,104	$350,882,746	$(15,073,430)	$335,809,316
Fidelity Freedom 2005 Fund	949,049,828	102,334,547	(5,830,014)	96,504,533
Fidelity Freedom 2010 Fund	4,726,068,847	681,512,758	(30,782,613)	650,730,145
Fidelity Freedom 2015 Fund	6,768,985,650	1,192,829,091	(47,164,219)	1,145,664,872
Fidelity Freedom 2020 Fund	20,932,952,383	3,981,340,457	(168,288,248)	3,813,052,209
Fidelity Freedom 2025 Fund	23,869,221,959	4,442,744,506	(278,631,909)	4,164,112,597
Fidelity Freedom 2030 Fund	28,324,195,266	5,835,915,699	(365,276,609)	5,470,639,090
Fidelity Freedom 2035 Fund	20,116,566,198	4,405,509,842	(383,138,823)	4,022,371,019
Fidelity Freedom 2040 Fund	19,816,962,680	4,748,348,472	(421,747,097)	4,326,601,375
Fidelity Freedom 2045 Fund	13,146,672,642	2,885,301,854	(322,455,675)	2,562,846,179
Fidelity Freedom 2050 Fund	11,647,646,373	2,481,718,602	(297,699,140)	2,184,019,462
Fidelity Freedom 2055 Fund	6,126,778,133	926,611,684	(221,523,540)	705,088,144
Fidelity Freedom 2060 Fund	2,137,866,268	238,034,790	(81,428,707)	156,606,083
Fidelity Freedom 2065 Fund	89,169,761	8,279,749	(1,982,877)	6,296,872

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	279,430,975	366,270,023
Fidelity Freedom 2005 Fund	131,242,194	119,976,528
Fidelity Freedom 2010 Fund	514,363,460	732,358,778
Fidelity Freedom 2015 Fund	828,351,945	1,247,748,121
Fidelity Freedom 2020 Fund	2,618,465,310	4,247,662,809
Fidelity Freedom 2025 Fund	3,092,112,709	3,924,537,823
Fidelity Freedom 2030 Fund	3,677,635,615	4,540,106,429
Fidelity Freedom 2035 Fund	2,462,979,324	2,905,937,848
Fidelity Freedom 2040 Fund	2,121,512,228	2,572,970,313
Fidelity Freedom 2045 Fund	1,508,718,966	1,575,823,644
Fidelity Freedom 2050 Fund	1,422,967,497	1,357,237,469
Fidelity Freedom 2055 Fund	832,579,773	671,145,026
Fidelity Freedom 2060 Fund	414,116,526	192,646,741
Fidelity Freedom 2065 Fund	47,646,285	6,012,442

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.508%	.448%
Fidelity Freedom 2015 Fund	.550%	.482%
Fidelity Freedom 2020 Fund	.593%	.517%
Fidelity Freedom 2025 Fund	.635%	.552%
Fidelity Freedom 2030 Fund	.678%	.587%
Fidelity Freedom 2035 Fund	.720%	.622%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.365%
Fidelity Freedom 2010 Fund	.384%
Fidelity Freedom 2015 Fund	.404%
Fidelity Freedom 2020 Fund	.423%
Fidelity Freedom 2025 Fund	.443%
Fidelity Freedom 2030 Fund	.462%
Fidelity Freedom 2035 Fund	.481%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%
Fidelity Freedom 2065 Fund	.493%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Income Fund	$131
Fidelity Freedom 2005 Fund	102
Fidelity Freedom 2010 Fund	69
Fidelity Freedom 2015 Fund	89
Fidelity Freedom 2020 Fund	131
Fidelity Freedom 2025 Fund	21
Fidelity Freedom 2030 Fund	25
Fidelity Freedom 2035 Fund	49
Fidelity Freedom 2040 Fund	39
Fidelity Freedom 2045 Fund	37
Fidelity Freedom 2050 Fund	45
Fidelity Freedom 2055 Fund	65
Fidelity Freedom 2060 Fund	84

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2020	Year ended March 31, 2020
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$33,121,904	$72,007,586
Class K	19,132,822	43,479,313
Class K6	3,793,853	7,093,597
Total	$56,048,579	$122,580,496
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$8,975,746	$25,491,635
Class K	5,881,199	15,775,254
Class K6	1,141,479	2,733,589
Total	$15,998,424	$44,000,478
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$83,871,302	$211,793,549
Class K	36,629,504	99,095,225
Class K6	6,694,468	15,289,256
Total	$127,195,274	$326,178,030
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$131,717,998	$324,113,832
Class K	78,933,288	207,703,580
Class K6	18,033,154	39,922,738
Total	$228,684,440	$571,740,150
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$335,269,246	$815,401,294
Class K	308,458,077	815,964,865
Class K6	67,286,635	147,736,621
Total	$711,013,958	$1,779,102,780
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$262,042,350	$697,439,181
Class K	303,300,457	836,842,165
Class K6	78,824,271	185,157,186
Total	$644,167,078	$1,719,438,532
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$362,047,058	$923,094,479
Class K	415,909,316	1,123,248,324
Class K6	101,427,773	229,291,936
Total	$879,384,147	$2,275,634,739
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$239,069,708	$596,847,384
Class K	309,107,127	803,187,819
Class K6	86,239,401	189,690,955
Total	$634,416,236	$1,589,726,158
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$245,748,506	$600,503,686
Class K	317,136,977	813,339,526
Class K6	82,128,608	174,145,784
Total	$645,014,091	$1,587,988,996
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$124,010,118	$306,477,247
Class K	207,935,690	534,743,331
Class K6	58,982,940	126,245,248
Total	$390,928,748	$967,465,826
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$106,402,996	$258,697,557
Class K	186,160,778	471,956,025
Class K6	47,155,936	101,131,805
Total	$339,719,710	$831,785,387
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$43,959,042	$104,523,244
Class K	86,082,879	214,235,275
Class K6	21,832,459	45,948,865
Total	$151,874,380	$364,707,384
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$12,193,167	$26,492,028
Class K	25,545,097	56,366,020
Class K6	6,428,248	12,011,519
Total	$44,166,512	$94,869,567
Fidelity Freedom 2065 Fund(a)
Distributions to shareholders
Fidelity Freedom 2065 Fund	$112,923	$95,175
Class K	197,644	124,339
Class K6	66,276	43,006
Total	$376,843	$262,520

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2020	Year endedMarch 31, 2020	Six months ended September 30, 2020	Year endedMarch 31, 2020
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	12,559,874	26,121,699	$146,962,568	$303,147,512
Reinvestment of distributions	2,836,691	6,066,578	32,368,761	70,508,362
Shares redeemed	(16,738,585)	(40,236,864)	(195,245,035)	(463,467,479)
Net increase (decrease)	(1,342,020)	(8,048,587)	$(15,913,706)	$(89,811,605)
Class K
Shares sold	11,819,472	28,729,451	$137,909,404	$331,959,653
Reinvestment of distributions	1,678,130	3,749,746	19,131,295	43,479,313
Shares redeemed	(17,073,110)	(46,581,593)	(198,593,205)	(538,605,858)
Net increase (decrease)	(3,575,508)	(14,102,396)	$(41,552,506)	$(163,166,892)
Class K6
Shares sold	3,556,475	8,831,116	$41,707,687	$102,603,019
Reinvestment of distributions	332,834	611,102	3,793,853	7,093,596
Shares redeemed	(3,362,984)	(6,158,367)	(39,503,156)	(70,913,009)
Net increase (decrease)	526,325	3,283,851	$5,998,384	$38,783,606
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,834,843	8,912,259	$47,426,609	$109,473,280
Reinvestment of distributions	742,378	2,045,322	8,856,559	25,171,128
Shares redeemed	(4,103,818)	(11,674,623)	(50,738,661)	(143,427,976)
Net increase (decrease)	473,403	(717,042)	$5,544,507	$(8,783,568)
Class K
Shares sold	6,412,858	13,255,967	$78,904,132	$161,507,060
Reinvestment of distributions	493,803	1,283,723	5,881,199	15,775,254
Shares redeemed	(6,429,818)	(14,809,527)	(79,087,991)	(180,732,126)
Net increase (decrease)	476,843	(269,837)	$5,697,340	$(3,449,812)
Class K6
Shares sold	1,949,247	4,347,669	$24,033,737	$53,376,611
Reinvestment of distributions	96,084	222,358	1,141,479	2,733,589
Shares redeemed	(1,302,663)	(2,107,046)	(15,914,105)	(25,611,844)
Net increase (decrease)	742,668	2,462,981	$9,261,111	$30,498,356
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	7,826,660	20,894,956	$119,841,634	$322,067,009
Reinvestment of distributions	5,605,721	13,467,359	82,011,710	207,961,251
Shares redeemed	(16,140,357)	(47,396,893)	(246,656,948)	(727,176,694)
Net increase (decrease)	(2,707,976)	(13,034,578)	$(44,803,604)	$(197,148,434)
Class K
Shares sold	7,337,198	17,657,853	$111,811,360	$272,197,498
Reinvestment of distributions	2,507,153	6,430,073	36,629,504	99,095,226
Shares redeemed	(15,195,191)	(48,490,077)	(230,923,457)	(748,211,975)
Net increase (decrease)	(5,350,840)	(24,402,151)	$(82,482,593)	$(376,919,251)
Class K6
Shares sold	2,862,124	8,749,864	$43,986,434	$135,382,945
Reinvestment of distributions	459,785	992,761	6,694,468	15,289,256
Shares redeemed	(3,315,108)	(5,642,318)	(51,109,774)	(86,333,102)
Net increase (decrease)	6,801	4,100,307	$(428,872)	$64,339,099
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	16,653,319	44,976,552	$207,090,227	$571,738,724
Reinvestment of distributions	10,991,826	25,205,665	130,033,295	320,413,116
Shares redeemed	(35,373,679)	(98,458,775)	(439,904,041)	(1,239,718,173)
Net increase (decrease)	(7,728,534)	(28,276,558)	$(102,780,519)	$(347,566,333)
Class K
Shares sold	12,951,415	38,083,926	$160,653,894	$483,359,504
Reinvestment of distributions	6,677,943	16,367,820	78,933,288	207,703,581
Shares redeemed	(34,057,333)	(109,548,479)	(421,183,617)	(1,386,895,050)
Net increase (decrease)	(14,427,975)	(55,096,733)	$(181,596,435)	$(695,831,965)
Class K6
Shares sold	8,984,842	23,243,423	$112,067,222	$296,603,521
Reinvestment of distributions	1,530,828	3,148,572	18,033,154	39,922,738
Shares redeemed	(7,517,128)	(16,133,607)	(93,948,450)	(203,711,568)
Net increase (decrease)	2,998,542	10,258,388	$36,151,926	$132,814,691
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	50,527,808	139,690,923	$784,668,765	$2,216,584,182
Reinvestment of distributions	22,522,404	50,724,965	331,079,344	806,638,619
Shares redeemed	(95,382,158)	(226,315,748)	(1,485,367,949)	(3,555,625,580)
Net increase (decrease)	(22,331,946)	(35,899,860)	$(369,619,840)	$(532,402,779)
Class K
Shares sold	48,133,093	132,922,791	$744,610,860	$2,101,196,756
Reinvestment of distributions	20,997,827	51,419,484	308,458,077	815,964,865
Shares redeemed	(116,025,870)	(345,835,663)	(1,795,552,394)	(5,463,952,542)
Net increase (decrease)	(46,894,950)	(161,493,388)	$(742,483,457)	$(2,546,790,921)
Class K6
Shares sold	21,109,962	63,944,114	$329,713,766	$1,017,603,052
Reinvestment of distributions	4,592,944	9,303,329	67,286,635	147,736,622
Shares redeemed	(25,193,526)	(41,894,795)	(392,408,363)	(657,395,250)
Net increase (decrease)	509,380	31,352,648	$4,592,038	$507,944,424
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	64,507,807	168,609,148	$881,900,994	$2,342,236,834
Reinvestment of distributions	20,091,576	49,663,947	259,583,155	692,028,162
Shares redeemed	(91,556,564)	(206,991,868)	(1,255,351,633)	(2,840,042,775)
Net increase (decrease)	(6,957,181)	11,281,227	$(113,867,484)	$194,222,221
Class K
Shares sold	81,042,627	209,650,490	$1,106,398,423	$2,907,198,345
Reinvestment of distributions	23,511,663	60,178,720	303,300,457	836,842,165
Shares redeemed	(135,200,826)	(335,238,445)	(1,839,848,573)	(4,630,919,320)
Net increase (decrease)	(30,646,536)	(65,409,235)	$(430,149,693)	$(886,878,810)
Class K6
Shares sold	35,159,981	98,473,970	$482,950,708	$1,371,151,544
Reinvestment of distributions	6,119,897	13,293,101	78,824,271	185,157,186
Shares redeemed	(30,924,242)	(51,551,759)	(425,046,255)	(707,624,891)
Net increase (decrease)	10,355,636	60,215,312	$136,728,724	$848,683,839
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	55,541,775	134,513,465	$926,727,369	$2,312,057,494
Reinvestment of distributions	22,717,378	52,952,294	358,480,219	914,971,406
Shares redeemed	(75,735,355)	(155,274,636)	(1,277,387,601)	(2,638,655,453)
Net increase (decrease)	2,523,798	32,191,123	$7,819,987	$588,373,447
Class K
Shares sold	72,215,610	176,534,632	$1,211,740,807	$3,029,214,168
Reinvestment of distributions	26,390,186	65,114,314	415,909,316	1,123,248,324
Shares redeemed	(124,271,809)	(294,936,006)	(2,076,188,887)	(5,062,227,218)
Net increase (decrease)	(25,666,013)	(53,287,060)	$(448,538,764)	$(909,764,726)
Class K6
Shares sold	29,272,094	84,825,844	$495,670,002	$1,468,459,704
Reinvestment of distributions	6,448,047	13,260,008	101,427,773	229,291,937
Shares redeemed	(24,480,023)	(37,055,380)	(413,287,717)	(629,252,755)
Net increase (decrease)	11,240,118	61,030,472	$183,810,058	$1,068,498,886
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	47,368,974	113,741,577	$658,462,380	$1,630,766,349
Reinvestment of distributions	18,233,461	40,976,204	237,217,321	592,915,749
Shares redeemed	(60,526,163)	(119,576,927)	(847,503,016)	(1,699,632,448)
Net increase (decrease)	5,076,272	35,140,854	$48,176,685	$524,049,650
Class K
Shares sold	71,358,465	168,867,390	$992,298,580	$2,419,916,667
Reinvestment of distributions	23,795,776	55,644,661	309,107,127	803,187,819
Shares redeemed	(109,601,300)	(244,892,441)	(1,521,673,049)	(3,518,499,555)
Net increase (decrease)	(14,447,059)	(20,380,390)	$(220,267,342)	$(295,395,069)
Class K6
Shares sold	29,447,357	83,491,582	$413,102,617	$1,205,269,478
Reinvestment of distributions	6,649,144	13,100,559	86,239,401	189,690,955
Shares redeemed	(25,334,457)	(36,490,371)	(355,439,895)	(518,046,774)
Net increase (decrease)	10,762,044	60,101,770	$143,902,123	$876,913,659
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	63,081,265	148,207,317	$608,579,459	$1,480,583,200
Reinvestment of distributions	26,995,067	58,986,229	243,225,567	594,906,221
Shares redeemed	(81,384,246)	(161,849,253)	(791,678,302)	(1,606,161,212)
Net increase (decrease)	8,692,086	45,344,293	$60,126,724	$469,328,209
Class K
Shares sold	94,470,326	228,513,475	$913,358,263	$2,280,569,001
Reinvestment of distributions	35,237,442	80,764,580	317,136,977	813,339,526
Shares redeemed	(153,050,759)	(357,963,845)	(1,473,625,705)	(3,601,591,470)
Net increase (decrease)	(23,342,991)	(48,685,790)	$(243,130,465)	$(507,682,943)
Class K6
Shares sold	38,084,159	115,285,916	$372,267,170	$1,161,910,139
Reinvestment of distributions	9,155,921	17,249,575	82,128,608	174,145,784
Shares redeemed	(32,098,929)	(48,956,074)	(314,293,923)	(486,362,405)
Net increase (decrease)	15,141,151	83,579,417	$140,101,855	$849,693,518
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	40,107,965	92,834,825	$442,706,501	$1,052,711,401
Reinvestment of distributions	11,976,973	26,536,232	122,763,971	303,790,239
Shares redeemed	(42,706,331)	(85,651,233)	(473,206,864)	(969,131,560)
Net increase (decrease)	9,378,607	33,719,824	$92,263,608	$387,370,080
Class K
Shares sold	70,178,516	169,535,052	$771,941,540	$1,924,827,353
Reinvestment of distributions	20,306,220	46,786,003	207,935,690	534,743,331
Shares redeemed	(93,966,505)	(218,505,191)	(1,030,670,202)	(2,496,482,111)
Net increase (decrease)	(3,481,769)	(2,184,136)	$(50,792,972)	$(36,911,427)
Class K6
Shares sold	27,824,426	83,338,110	$309,468,604	$949,921,676
Reinvestment of distributions	5,776,977	11,022,557	58,982,940	126,245,247
Shares redeemed	(21,668,683)	(33,203,180)	(240,307,860)	(375,039,791)
Net increase (decrease)	11,932,720	61,157,487	$128,143,684	$701,127,132
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	37,715,340	86,803,107	$418,974,886	$990,290,176
Reinvestment of distributions	10,156,990	22,134,695	104,920,791	255,338,403
Shares redeemed	(38,470,003)	(77,352,469)	(429,101,594)	(882,546,280)
Net increase (decrease)	9,402,327	31,585,333	$94,794,083	$363,082,299
Class K
Shares sold	70,712,325	164,631,759	$783,227,187	$1,876,495,556
Reinvestment of distributions	18,056,332	40,989,580	186,160,778	471,956,025
Shares redeemed	(84,200,172)	(192,383,993)	(933,298,146)	(2,214,961,322)
Net increase (decrease)	4,568,485	13,237,346	$36,089,819	$133,490,259
Class K6
Shares sold	25,619,995	69,709,805	$287,432,646	$800,271,011
Reinvestment of distributions	4,578,246	8,752,663	47,155,936	101,131,805
Shares redeemed	(17,587,562)	(26,451,258)	(195,454,492)	(300,989,378)
Net increase (decrease)	12,610,679	52,011,210	$139,134,090	$600,413,438
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	21,685,907	49,395,268	$274,905,485	$643,035,222
Reinvestment of distributions	3,654,676	7,798,392	43,125,174	102,625,840
Shares redeemed	(18,172,750)	(34,001,316)	(231,184,781)	(442,574,631)
Net increase (decrease)	7,167,833	23,192,344	$86,845,878	$303,086,431
Class K
Shares sold	42,333,527	98,294,050	$536,263,038	$1,279,899,187
Reinvestment of distributions	7,301,347	16,294,147	86,082,879	214,235,276
Shares redeemed	(44,369,548)	(81,781,810)	(563,584,855)	(1,071,944,342)
Net increase (decrease)	5,265,326	32,806,387	$58,761,062	$422,190,121
Class K6
Shares sold	14,814,775	35,389,462	$189,787,659	$461,897,087
Reinvestment of distributions	1,854,924	3,484,682	21,832,459	45,948,865
Shares redeemed	(8,716,507)	(12,065,028)	(110,645,780)	(157,096,769)
Net increase (decrease)	7,953,192	26,809,116	$100,974,338	$350,749,183
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	12,041,804	24,715,754	$138,737,760	$289,885,103
Reinvestment of distributions	1,108,939	2,154,814	11,810,200	25,699,575
Shares redeemed	(7,217,694)	(12,415,399)	(82,890,597)	(146,323,853)
Net increase (decrease)	5,933,049	14,455,169	$67,657,363	$169,260,825
Class K
Shares sold	25,495,813	52,717,569	$291,577,904	$617,142,995
Reinvestment of distributions	2,400,855	4,733,025	25,545,097	56,366,020
Shares redeemed	(16,754,124)	(29,579,858)	(192,639,062)	(350,106,972)
Net increase (decrease)	11,142,544	27,870,736	$124,483,939	$323,402,043
Class K6
Shares sold	7,396,313	15,209,903	$85,529,921	$178,501,702
Reinvestment of distributions	604,727	1,003,574	6,428,248	12,011,519
Shares redeemed	(3,523,910)	(4,429,681)	(40,651,206)	(52,024,437)
Net increase (decrease)	4,477,130	11,783,796	$51,306,963	$138,488,784
Fidelity Freedom 2065 Fund(a)
Fidelity Freedom 2065 Fund
Shares sold	1,740,003	1,748,380	$17,844,873	$17,740,722
Reinvestment of distributions	12,035	8,870	112,526	95,175
Shares redeemed	(510,731)	(192,386)	(5,276,915)	(1,889,544)
Net increase (decrease)	1,241,307	1,564,864	$12,680,484	$15,946,353
Class K
Shares sold	3,285,951	3,185,241	$33,082,487	$31,981,556
Reinvestment of distributions	21,138	11,588	197,644	124,339
Shares redeemed	(1,189,532)	(804,272)	(12,097,562)	(8,000,885)
Net increase (decrease)	2,117,557	2,392,557	$21,182,569	$24,105,010
Class K6
Shares sold	1,039,153	770,120	$10,372,080	$7,618,052
Reinvestment of distributions	7,081	4,004	66,276	43,007
Shares redeemed	(300,177)	(59,599)	(3,037,355)	(544,461)
Net increase (decrease)	746,057	714,525	$7,401,001	$7,116,598

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the underlying mutual funds' net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds.

	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series Small Cap Opportunities Fund	–	–	14%	12%	14%	–
Fidelity Series Investment Grade Bond Fund	18%	19%	19%	–	–	–
Fidelity Series All-Sector Equity Fund	–	10%	14%	13%	14%	–
Fidelity Series Emerging Markets Opportunities Fund	–	11%	14%	12%	13%	–
Fidelity Series Inflation-Protected Bond Index Fund	13%	13%	14%	–	–	–
Fidelity Series High Income Fund	11%	12%	14%	10%	10%	–
Fidelity Series Floating Rate High Income Fund	11%	12%	14%	–	–	–
Fidelity Series Real Estate Income Fund	11%	12%	14%	10%	10%	–
Fidelity Series Commodity Strategy Fund	11%	12%	14%	10%	10%	–
Fidelity Series International Growth Fund	–	10%	14%	12%	14%	–
Fidelity Series International Value Fund	–	10%	14%	12%	14%	–
Fidelity Series International Small Cap Fund	–	10%	14%	12%	14%	–
Fidelity Series Emerging Markets Debt Fund	11%	12%	14%	–	–	–
Fidelity Series Value Discovery Fund	–	–	14%	12%	13%	–
Fidelity Series Intrinsic Opportunities Fund	–	12%	16%	14%	16%	10%
Fidelity Series Large Cap Stock Fund	–	–	14%	12%	14%	–
Fidelity Series Opportunistic Insights Fund	–	10%	15%	13%	14%	–
Fidelity Series Stock Selector Large Cap Value Fund	–	10%	15%	13%	14%	–
Fidelity Series Growth Company Fund	–	11%	16%	14%	17%	11%
Fidelity Series Blue Chip Growth Fund	–	10%	14%	13%	15%	–
Fidelity Series Large Cap Value Index Fund	–	–	13%	11%	13%	–
Fidelity Series Small Cap Discovery Fund	–	11%	16%	14%	16%	11%
Fidelity Series Short-Term Credit Fund	18%	12%	–	–	–	–
Fidelity Series Government Money Market Fund	17%	13%	–	–	–	–
Fidelity Series Long-Term Treasury Bond Index Fund	–	–	11%	–	–	–
Fidelity Series International Credit Fund	18%	15%	15%	–	–	–
Fidelity Series Canada Fund	–	10%	14%	12%	14%	–
Fidelity Series Emerging Markets Fund	–	11%	14%	12%	13%	–
Fidelity Series Overseas Fund	–	10%	14%	12%	14%	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Small Cap Opportunities Fund	83%
Fidelity Series Investment Grade Bond Fund	78%
Fidelity Series All-Sector Equity Fund	86%
Fidelity Series Emerging Markets Opportunities Fund	84%
Fidelity Series Inflation-Protected Bond Index Fund	67%
Fidelity Series High Income Fund	82%
Fidelity Series Floating Rate High Income Fund	80%
Fidelity Series Real Estate Income Fund	82%
Fidelity Series Commodity Strategy Fund	82%
Fidelity Series International Growth Fund	85%
Fidelity Series International Value Fund	85%
Fidelity Series International Small Cap Fund	85%
Fidelity Series Emerging Markets Debt Fund	81%
Fidelity Series Value Discovery Fund	81%
Fidelity Series Intrinsic Opportunities Fund	97%
Fidelity Series Large Cap Stock Fund	82%
Fidelity Series Opportunistic Insights Fund	86%
Fidelity Series Stock Selector Large Cap Value Fund	87%
Fidelity Series Growth Company Fund	97%
Fidelity Series Blue Chip Growth Fund	87%
Fidelity Series Large Cap Value Index Fund	77%
Fidelity Series Small Cap Discovery Fund	97%
Fidelity Series Short-Term Credit Fund	63%
Fidelity Series Government Money Market Fund	65%
Fidelity Series Long-Term Treasury Bond Index Fund	61%
Fidelity Series International Credit Fund	91%
Fidelity Series Canada Fund	85%
Fidelity Series Emerging Markets Fund	84%
Fidelity Series Overseas Fund	85%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$1,093.60	$2.47
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class K	.42%
Actual		$1,000.00	$1,094.20	$2.20
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Class K6	.37%
Actual		$1,000.00	$1,093.50	$1.94
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.46%
Actual		$1,000.00	$1,109.70	$2.43
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K	.41%
Actual		$1,000.00	$1,110.20	$2.17
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class K6	.36%
Actual		$1,000.00	$1,110.50	$1.90
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.51%
Actual		$1,000.00	$1,134.10	$2.73
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class K	.45%
Actual		$1,000.00	$1,134.40	$2.41
Hypothetical-C		$1,000.00	$1,022.81	$2.28
Class K6	.38%
Actual		$1,000.00	$1,135.20	$2.03
Hypothetical-C		$1,000.00	$1,023.16	$1.93
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.55%
Actual		$1,000.00	$1,159.90	$2.98
Hypothetical-C		$1,000.00	$1,022.31	$2.79
Class K	.48%
Actual		$1,000.00	$1,159.30	$2.60
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class K6	.40%
Actual		$1,000.00	$1,160.20	$2.17
Hypothetical-C		$1,000.00	$1,023.06	$2.03
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.59%
Actual		$1,000.00	$1,182.50	$3.23
Hypothetical-C		$1,000.00	$1,022.11	$2.99
Class K	.52%
Actual		$1,000.00	$1,182.90	$2.85
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class K6	.42%
Actual		$1,000.00	$1,183.70	$2.30
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.63%
Actual		$1,000.00	$1,200.70	$3.48
Hypothetical-C		$1,000.00	$1,021.91	$3.19
Class K	.55%
Actual		$1,000.00	$1,201.30	$3.04
Hypothetical-C		$1,000.00	$1,022.31	$2.79
Class K6	.44%
Actual		$1,000.00	$1,202.10	$2.43
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.68%
Actual		$1,000.00	$1,227.20	$3.80
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Class K	.59%
Actual		$1,000.00	$1,227.00	$3.29
Hypothetical-C		$1,000.00	$1,022.11	$2.99
Class K6	.46%
Actual		$1,000.00	$1,227.90	$2.57
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.72%
Actual		$1,000.00	$1,264.90	$4.09
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class K	.62%
Actual		$1,000.00	$1,265.60	$3.52
Hypothetical-C		$1,000.00	$1,021.96	$3.14
Class K6	.48%
Actual		$1,000.00	$1,267.40	$2.73
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,285.20	$4.30
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,287.00	$3.67
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,287.20	$2.81
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,285.90	$4.30
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,286.60	$3.67
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,286.90	$2.81
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,286.30	$4.30
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,285.50	$3.67
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,287.20	$2.81
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,286.60	$4.30
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,285.70	$3.67
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,287.20	$2.81
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,284.90	$4.30
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,286.60	$3.67
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,287.40	$2.81
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	.75%
Actual		$1,000.00	$1,284.30	$4.29
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,285.90	$3.67
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,285.90	$2.81
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Freedom 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance. For Freedom 2005 Fund, Freedom 2025 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2055 Fund, and Freedom Income Fund, each fund underperformed its benchmark and peers for the one- and three-year periods ended May 31, 2020, for Freedom 2060 Fund, the fund underperformed its benchmark for the one- and three-year periods ended January 31, 2020, and for Freedom 2050 Fund, the fund underperformed its benchmark for the one- and three-year periods ended September 30, 2019, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Freedom 2065 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's unified fee arrangement covers non-management expenses and that the fee structures of the majority of peer funds do not include top-level management fees, similar to the fee structure in place for each fund prior to June 1, 2017. The Board also noted that the primary comparisons for the funds are against active and passive competitor target date funds. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that, when compared to the total expenses of their load-type competitors, including acquired fund fees and expenses, all classes of the funds rank below their respective load types.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2019. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of the retail class (including expenses of the Series Funds): (i) ranked below the competitive median for 2019 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2030 Fund, Freedom 2035 Fund, and Freedom Income Fund; (ii) ranked equal to the competitive median for 2019 for Freedom 2020 Fund; and (iii) ranked above the competitive median for 2019 for Freedom 2025 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, Freedom 2060 Fund, and Freedom 2065 Fund. The Board noted that, for each fund for which the total expense ratio of the retail class was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of the retail class of each such fund is equal to or below median.

The Board noted that the total expense ratio of Class K (including expenses of the Series Funds): (i) ranked below the competitive median for 2019 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, and Freedom Income Fund; and (ii) ranked above the competitive median for 2019 for Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, Freedom 2060 Fund, and Freedom 2065 Fund. The Board noted that, for each fund for which the total expense ratio of Class K was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of each such fund is equal to or below median.

The Board noted that the total expense ratio of Class K6 (including expenses of the Series Funds) of each fund ranked below the competitive median for 2019.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund.

In considering the total expense ratio of Class K of Fidelity Freedom 2030 Fund, the Board also considered an alternative ASPG competitive analysis that focused on competitors most similar in size to the class. The Board noted that the alternative analysis excluded performance fees and 12b-1 fees from the competitive comparisons. The Board noted that, under this alternative competitive analysis, the total expense ratio of Class K of Fidelity Freedom 2030 Fund ranked above the competitive median for 2019. The Board noted that direct comparisons of the Fidelity Freedom Funds were difficult given the wide dispersion in strategic and active allocation among competitors and that lower-priced competitors in Class K's ASPG generally have lower fees due to lower equity and/or international allocations.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FF-SANN-1120
1.537284.123

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.5
Fidelity Series Government Money Market Fund 0.16%	19.1
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series Short-Term Credit Fund	4.6
Fidelity Series Commodity Strategy Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series International Growth Fund	1.5
Fidelity Series Overseas Fund	1.5
Fidelity Series International Value Fund	1.4
89.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.9%
International Equity Funds	12.3%
Bond Funds	54.7%
Short-Term Funds	24.0%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $189,961)	190,000	189,964
	Shares	Value

Domestic Equity Funds - 8.9%
Fidelity Advisor Series Equity Growth Fund (b)	105,024	$1,910,383
Fidelity Advisor Series Growth Opportunities Fund (b)	71,637	1,317,408
Fidelity Advisor Series Small Cap Fund (b)	77,767	865,547
Fidelity Series All-Sector Equity Fund (b)	77,366	823,947
Fidelity Series Commodity Strategy Fund (b)	1,404,876	5,844,284
Fidelity Series Large Cap Stock Fund (b)	213,684	3,025,772
Fidelity Series Large Cap Value Index Fund (b)	28,166	326,730
Fidelity Series Opportunistic Insights Fund (b)	82,138	1,776,644
Fidelity Series Small Cap Opportunities Fund (b)	83,469	1,065,070
Fidelity Series Stock Selector Large Cap Value Fund (b)	174,780	1,922,583
Fidelity Series Value Discovery Fund (b)	159,119	1,966,708
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,887,939)		20,845,076

International Equity Funds - 12.3%
Fidelity Series Canada Fund (b)	113,505	1,161,160
Fidelity Series Emerging Markets Fund (b)	174,739	1,647,789
Fidelity Series Emerging Markets Opportunities Fund (b)	696,511	14,612,811
Fidelity Series International Growth Fund (b)	182,905	3,434,963
Fidelity Series International Small Cap Fund (b)	60,016	1,068,289
Fidelity Series International Value Fund (b)	391,129	3,371,536
Fidelity Series Overseas Fund (b)	306,640	3,428,234
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,402,420)		28,724,782

Bond Funds - 54.7%
Fidelity Series Emerging Markets Debt Fund (b)	169,940	1,539,658
Fidelity Series Floating Rate High Income Fund (b)	40,488	358,315
Fidelity Series High Income Fund (b)	177,506	1,618,852
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,609,677	27,923,541
Fidelity Series International Credit Fund (b)	12,719	132,405
Fidelity Series Investment Grade Bond Fund (b)	7,329,391	89,711,747
Fidelity Series Long-Term Treasury Bond Index Fund (b)	514,806	5,317,944
Fidelity Series Real Estate Income Fund (b)	104,973	1,047,631
TOTAL BOND FUNDS
(Cost $114,825,927)		127,650,093

Short-Term Funds - 24.0%
Fidelity Cash Central Fund 0.10% (c)	602,573	602,693
Fidelity Series Government Money Market Fund 0.16% (b)(d)	44,443,914	44,443,914
Fidelity Series Short-Term Credit Fund (b)	1,051,888	10,781,856
TOTAL SHORT-TERM FUNDS
(Cost $55,501,825)		55,828,463
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $210,808,072)		233,238,378
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,204)
NET ASSETS - 100%		$233,191,174

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec. 2020	$167,600	$(1,094)	$(1,094)

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,964.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$480
Total	$480

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,456,870	$612,817	$905,958	$--	$181,311	$565,343	$1,910,383
Fidelity Advisor Series Growth Opportunities Fund	680,454	743,297	715,846	--	108,079	501,424	1,317,408
Fidelity Advisor Series Small Cap Fund	496,538	444,359	258,047	--	1,110	181,587	865,547
Fidelity Series All-Sector Equity Fund	612,895	304,527	322,489	--	14,085	214,929	823,947
Fidelity Series Canada Fund	807,963	301,464	182,587	--	(19,176)	253,496	1,161,160
Fidelity Series Commodity Strategy Fund	7,094,346	510,072	2,517,543	25,362	(1,119,711)	1,877,120	5,844,284
Fidelity Series Emerging Markets Debt Fund	1,336,326	158,520	122,598	39,847	2,569	164,841	1,539,658
Fidelity Series Emerging Markets Fund	870,605	562,594	154,740	--	2,446	366,884	1,647,789
Fidelity Series Emerging Markets Opportunities Fund	8,297,125	4,998,668	2,319,640	--	121,743	3,514,915	14,612,811
Fidelity Series Floating Rate High Income Fund	318,977	36,551	29,661	7,840	442	32,006	358,315
Fidelity Series Government Money Market Fund 0.16%	44,857,683	8,797,402	9,211,171	52,205	--	--	44,443,914
Fidelity Series High Income Fund	1,426,045	186,974	148,304	43,419	2,803	151,334	1,618,852
Fidelity Series Inflation-Protected Bond Index Fund	26,028,896	3,045,923	2,763,741	22,074	23,105	1,589,358	27,923,541
Fidelity Series International Credit Fund	119,792	1,861	--	1,862	--	10,752	132,405
Fidelity Series International Growth Fund	4,340,763	317,587	2,245,708	--	736,962	285,359	3,434,963
Fidelity Series International Small Cap Fund	1,041,709	84,140	353,840	--	30,297	265,983	1,068,289
Fidelity Series International Value Fund	3,622,634	336,516	1,251,883	--	(97,526)	761,795	3,371,536
Fidelity Series Investment Grade Bond Fund	83,054,476	9,616,116	8,041,525	1,143,008	40,394	5,042,286	89,711,747
Fidelity Series Large Cap Stock Fund	1,779,891	1,747,824	724,287	123,145	(38,312)	260,656	3,025,772
Fidelity Series Large Cap Value Index Fund	189,580	136,698	44,920	--	1,181	44,191	326,730
Fidelity Series Long-Term Treasury Bond Index Fund	5,399,057	1,028,266	943,757	138,558	86,909	(252,531)	5,317,944
Fidelity Series Opportunistic Insights Fund	1,409,926	511,997	782,660	--	162,376	475,005	1,776,644
Fidelity Series Overseas Fund	3,280,261	701,722	1,501,404	--	(81,008)	1,028,663	3,428,234
Fidelity Series Real Estate Income Fund	856,974	123,195	92,951	33,219	(282)	160,695	1,047,631
Fidelity Series Short-Term Credit Fund	10,251,480	194,581	50,076	117,288	403	385,468	10,781,856
Fidelity Series Small Cap Opportunities Fund	620,453	575,568	304,887	7,684	3,198	170,738	1,065,070
Fidelity Series Stock Selector Large Cap Value Fund	1,140,351	741,160	257,658	--	2,742	295,988	1,922,583
Fidelity Series Value Discovery Fund	1,128,277	877,582	327,744	--	(8,439)	297,032	1,966,708
	$212,520,347	$37,697,981	$36,575,625	$1,755,511	$157,701	$18,645,317	$232,445,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$189,964	$--	$189,964	$--
Domestic Equity Funds	20,845,076	20,845,076	--	--
International Equity Funds	28,724,782	28,724,782	--	--
Bond Funds	127,650,093	127,650,093	--	--
Short-Term Funds	55,828,463	55,828,463	--	--
Total Investments in Securities:	$233,238,378	$233,048,414	$189,964	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,094)	$(1,094)	$--	$--
Total Liabilities	$(1,094)	$(1,094)	$--	$--
Total Derivative Instruments:	$(1,094)	$(1,094)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,094)
Total Equity Risk	0	(1,094)
Total Value of Derivatives	$0	$(1,094)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $189,961)	$189,964
Fidelity Central Funds (cost $602,709)	602,693
Other affiliated issuers (cost $210,015,402)	232,445,721
Total Investment in Securities (cost $210,808,072)		$233,238,378
Cash		8,640
Receivable for investments sold		3,950,514
Receivable for fund shares sold		90,476
Distributions receivable from Fidelity Central Funds		54
Total assets		237,288,062
Liabilities
Payable for investments purchased	$3,064,484
Payable for fund shares redeemed	891,752
Accrued management fee	88,993
Distribution and service plan fees payable	36,961
Payable for daily variation margin on futures contracts	14,698
Total liabilities		4,096,888
Net Assets		$233,191,174
Net Assets consist of:
Paid in capital		$211,137,298
Total accumulated earnings (loss)		22,053,876
Net Assets		$233,191,174
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($67,195,272 ÷ 5,957,251 shares)(a)		$11.28
Maximum offering price per share (100/94.25 of $11.28)		$11.97
Class M:
Net Asset Value and redemption price per share ($38,955,033 ÷ 3,457,482 shares)(a)		$11.27
Maximum offering price per share (100/96.50 of $11.27)		$11.68
Class C:
Net Asset Value and offering price per share ($8,166,568 ÷ 726,395 shares)(a)		$11.24
Class I:
Net Asset Value, offering price and redemption price per share ($89,078,569 ÷ 7,870,065 shares)		$11.32
Class Z:
Net Asset Value, offering price and redemption price per share ($8,492,364 ÷ 751,003 shares)		$11.31
Class Z6:
Net Asset Value, offering price and redemption price per share ($21,303,368 ÷ 1,883,964 shares)		$11.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,567,183
Interest		257
Income from Fidelity Central Funds		480
Total income		1,567,920
Expenses
Management fee	$518,976
Distribution and service plan fees	217,165
Independent trustees' fees and expenses	315
Total expenses before reductions	736,456
Expense reductions	(244)
Total expenses after reductions		736,212
Net investment income (loss)		831,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2)
Fidelity Central Funds	(56)
Other affiliated issuers	157,701
Futures contracts	(193,490)
Capital gain distributions from underlying funds:
Affiliated issuers	188,328
Total net realized gain (loss)		152,481
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(133)
Fidelity Central Funds	(19)
Other affiliated issuers	18,645,317
Futures contracts	(1,094)
Total change in net unrealized appreciation (depreciation)		18,644,071
Net gain (loss)		18,796,552
Net increase (decrease) in net assets resulting from operations		$19,628,260

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$831,708	$3,882,218
Net realized gain (loss)	152,481	4,761,960
Change in net unrealized appreciation (depreciation)	18,644,071	(6,103,407)
Net increase (decrease) in net assets resulting from operations	19,628,260	2,540,771
Distributions to shareholders	(3,470,965)	(8,121,516)
Share transactions - net increase (decrease)	3,572,189	(6,510,541)
Total increase (decrease) in net assets	19,729,484	(12,091,286)
Net Assets
Beginning of period	213,461,690	225,552,976
End of period	$233,191,174	$213,461,690

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.76	$11.01	$10.94	$10.64	$11.07
Income from Investment Operations
Net investment income (loss)A	.04	.18	.20	.15	.16	.18
Net realized and unrealized gain (loss)	.91	(.06)B	.12	.34	.44	(.25)
Total from investment operations	.95	.12	.32	.49	.60	(.07)
Distributions from net investment income	(.04)	(.18)	(.19)	(.15)	(.16)C	(.18)
Distributions from net realized gain	(.13)	(.20)	(.38)	(.26)	(.14)C	(.19)
Total distributions	(.17)	(.38)	(.57)	(.42)D	(.30)	(.36)D
Net asset value, end of period	$11.28	$10.50	$10.76	$11.01	$10.94	$10.64
Total ReturnE,F,G	9.09%	1.04%B	3.14%	4.47%	5.74%	(.59)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71%J,K	.72%	.71%K	.63%	.25%	.25%
Expenses net of fee waivers, if any	.71%J,K	.72%	.71%K	.63%	.25%	.25%
Expenses net of all reductions	.71%J,K	.72%	.71%K	.63%	.25%	.25%
Net investment income (loss)	.66%J	1.64%	1.84%	1.38%	1.47%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$67,195	$61,807	$69,817	$76,141	$87,983	$99,211
Portfolio turnover rateI	32%J	25%	36%	21%	38%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.93%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.74	$11.00	$10.93	$10.62	$11.06
Income from Investment Operations
Net investment income (loss)A	.02	.15	.17	.13	.13	.15
Net realized and unrealized gain (loss)	.91	(.04)B	.12	.33	.45	(.25)
Total from investment operations	.93	.11	.29	.46	.58	(.10)
Distributions from net investment income	(.03)	(.16)	(.17)	(.13)	(.13)C	(.15)
Distributions from net realized gain	(.13)	(.20)	(.38)	(.26)	(.14)C	(.19)
Total distributions	(.15)D	(.36)	(.55)	(.39)	(.27)	(.34)
Net asset value, end of period	$11.27	$10.49	$10.74	$11.00	$10.93	$10.62
Total ReturnE,F,G	8.96%	.90%B	2.78%	4.22%	5.56%	(.93)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J,K	.97%	.96%K	.89%	.50%	.50%
Expenses net of fee waivers, if any	.96%J,K	.97%	.96%K	.89%	.50%	.50%
Expenses net of all reductions	.96%J,K	.97%	.96%K	.89%	.50%	.50%
Net investment income (loss)	.41%J	1.39%	1.59%	1.13%	1.22%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$38,955	$36,147	$38,059	$38,204	$38,513	$42,887
Portfolio turnover rateI	32%J	25%	36%	21%	38%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.79%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.47	$10.73	$10.98	$10.91	$10.61	$11.04
Income from Investment Operations
Net investment income (loss)A	(.01)	.10	.12	.07	.08	.09
Net realized and unrealized gain (loss)	.91	(.06)B	.12	.33	.44	(.24)
Total from investment operations	.90	.04	.24	.40	.52	(.15)
Distributions from net investment income	–C	(.10)	(.11)	(.07)	(.08)D	(.10)
Distributions from net realized gain	(.13)	(.20)	(.38)	(.26)	(.14)D	(.19)
Total distributions	(.13)	(.30)	(.49)	(.33)	(.22)	(.28)E
Net asset value, end of period	$11.24	$10.47	$10.73	$10.98	$10.91	$10.61
Total ReturnF,G,H	8.65%	.30%B	2.35%	3.69%	4.99%	(1.35)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.46%K,L	1.46%L	1.46%L	1.39%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%K,L	1.46%L	1.46%L	1.39%	1.00%	1.00%
Expenses net of all reductions	1.46%K,L	1.46%L	1.46%L	1.39%	1.00%	1.00%
Net investment income (loss)	(.09)%K	.89%	1.09%	.63%	.72%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$8,167	$7,918	$8,915	$13,727	$14,434	$14,712
Portfolio turnover rateJ	32%K	25%	36%	21%	38%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.19%.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Annualized

 L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.79	$11.05	$10.98	$10.67	$11.10
Income from Investment Operations
Net investment income (loss)A	.05	.21	.23	.18	.19	.20
Net realized and unrealized gain (loss)	.92	(.06)B	.11	.33	.45	(.24)
Total from investment operations	.97	.15	.34	.51	.64	(.04)
Distributions from net investment income	(.05)	(.21)	(.22)	(.18)	(.19)C	(.20)
Distributions from net realized gain	(.13)	(.20)	(.38)	(.26)	(.14)C	(.19)
Total distributions	(.18)	(.41)	(.60)	(.44)	(.33)	(.39)
Net asset value, end of period	$11.32	$10.53	$10.79	$11.05	$10.98	$10.67
Total ReturnD,E	9.29%	1.30%B	3.30%	4.70%	6.07%	(.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H,I	.47%	.46%I	.39%	- %J	- %J
Expenses net of fee waivers, if any	.46%H,I	.47%	.46%I	.39%	-%	-%
Expenses net of all reductions	.46%H,I	.47%	.46%I	.39%	-%	-%
Net investment income (loss)	.91%H	1.89%	2.09%	1.63%	1.72%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$89,079	$83,215	$82,975	$83,723	$81,839	$83,497
Portfolio turnover rateG	32%H	25%	36%	21%	38%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.19%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.79	$10.91
Income from Investment Operations
Net investment income (loss)B	.05	.21	.24
Net realized and unrealized gain (loss)	.92	(.05)C	.01
Total from investment operations	.97	.16	.25
Distributions from net investment income	(.06)	(.22)	(.15)
Distributions from net realized gain	(.13)	(.20)	(.22)
Total distributions	(.19)	(.42)	(.37)
Net asset value, end of period	$11.31	$10.53	$10.79
Total ReturnD,E	9.26%	1.36%C	2.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.42%	.42%H
Expenses net of fee waivers, if any	.41%H,I	.42%	.42%H
Expenses net of all reductions	.41%H,I	.42%	.42%H
Net investment income (loss)	.96%H	1.94%	4.60%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,492	$3,128	$765
Portfolio turnover rateG	32%H	25%	36%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.25%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$10.78	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B	.06	.22	.23	.27
Net realized and unrealized gain (loss)	.92	(.06)C	.13	.03
Total from investment operations	.98	.16	.36	.30
Distributions from net investment income	(.06)	(.22)	(.24)	(.16)
Distributions from net realized gain	(.13)	(.20)	(.38)	(.19)
Total distributions	(.19)	(.42)	(.62)	(.35)
Net asset value, end of period	$11.31	$10.52	$10.78	$11.04
Total ReturnD,E	9.36%	1.38%C	3.48%	2.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.36%I	.37%	.37%H
Expenses net of fee waivers, if any	.37%H	.36%I	.37%	.37%H
Expenses net of all reductions	.36%H	.36%I	.37%	.37%H
Net investment income (loss)	1.01%H	1.99%	2.19%	2.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,303	$21,248	$25,022	$1,693
Portfolio turnover rateG	32%H	25%	36%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.27%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual-rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series Government Money Market Fund 0.16%	17.1
Fidelity Series Inflation-Protected Bond Index Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Short-Term Credit Fund	4.1
Fidelity Series Commodity Strategy Fund	2.4
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series Large Cap Stock Fund	1.9
Fidelity Series International Growth Fund	1.9
Fidelity Series Overseas Fund	1.9
86.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.0%
International Equity Funds	14.4%
Bond Funds	52.0%
Short-Term Funds	21.5%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $159,968)	160,000	159,970
	Shares	Value

Domestic Equity Funds - 12.0%
Fidelity Advisor Series Equity Growth Fund (b)	108,779	$1,978,693
Fidelity Advisor Series Growth Opportunities Fund (b)	74,194	1,364,424
Fidelity Advisor Series Small Cap Fund (b)	80,531	896,311
Fidelity Series All-Sector Equity Fund (b)	80,109	853,159
Fidelity Series Commodity Strategy Fund (b)	951,913	3,959,958
Fidelity Series Large Cap Stock Fund (b)	221,273	3,133,228
Fidelity Series Large Cap Value Index Fund (b)	29,173	338,412
Fidelity Series Opportunistic Insights Fund (b)	85,053	1,839,704
Fidelity Series Small Cap Opportunities Fund (b)	86,443	1,103,019
Fidelity Series Stock Selector Large Cap Value Fund (b)	181,032	1,991,351
Fidelity Series Value Discovery Fund (b)	164,769	2,036,542
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,849,055)		19,494,801

International Equity Funds - 14.4%
Fidelity Series Canada Fund (b)	99,352	1,016,374
Fidelity Series Emerging Markets Fund (b)	129,870	1,224,677
Fidelity Series Emerging Markets Opportunities Fund (b)	531,836	11,157,923
Fidelity Series International Growth Fund (b)	162,365	3,049,210
Fidelity Series International Small Cap Fund (b)	53,072	944,677
Fidelity Series International Value Fund (b)	343,337	2,959,567
Fidelity Series Overseas Fund (b)	270,799	3,027,532
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,723,288)		23,379,960

Bond Funds - 52.0%
Fidelity Series Emerging Markets Debt Fund (b)	116,959	1,059,653
Fidelity Series Floating Rate High Income Fund (b)	28,837	255,203
Fidelity Series High Income Fund (b)	122,804	1,119,970
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,680,953	17,986,201
Fidelity Series International Credit Fund (b)	12,088	125,836
Fidelity Series Investment Grade Bond Fund (b)	4,869,523	59,602,962
Fidelity Series Long-Term Treasury Bond Index Fund (b)	358,806	3,706,466
Fidelity Series Real Estate Income Fund (b)	73,292	731,453
TOTAL BOND FUNDS
(Cost $76,170,573)		84,587,744

Short-Term Funds - 21.5%
Fidelity Cash Central Fund 0.10% (c)	454,090	454,181
Fidelity Series Government Money Market Fund 0.16% (b)(d)	27,816,639	27,816,639
Fidelity Series Short-Term Credit Fund (b)	653,235	6,695,663
TOTAL SHORT-TERM FUNDS
(Cost $34,773,188)		34,966,483
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $144,676,072)		162,588,958
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,425)
NET ASSETS - 100%		$162,552,533

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Dec. 2020	$92,660	$(2)	$(2)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec. 2020	167,600	(1,094)	(1,094)
TOTAL FUTURES CONTRACTS					$(1,096)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,970.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$350
Total	$350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,666,180	$363,089	$859,193	$--	$256,217	$552,400	$1,978,693
Fidelity Advisor Series Growth Opportunities Fund	923,185	444,818	671,652	--	129,174	538,899	1,364,424
Fidelity Advisor Series Small Cap Fund	678,094	249,884	249,229	--	(2,835)	220,397	896,311
Fidelity Series All-Sector Equity Fund	722,384	180,031	310,466	--	11,774	249,436	853,159
Fidelity Series Canada Fund	712,048	243,974	152,190	--	(14,342)	226,884	1,016,374
Fidelity Series Commodity Strategy Fund	4,987,475	222,800	1,790,494	16,954	(485,782)	1,025,959	3,959,958
Fidelity Series Emerging Markets Debt Fund	943,028	77,444	79,027	27,740	(859)	119,067	1,059,653
Fidelity Series Emerging Markets Fund	707,859	380,319	153,782	--	74	290,207	1,224,677
Fidelity Series Emerging Markets Opportunities Fund	6,640,525	3,447,999	1,789,286	--	145,872	2,712,813	11,157,923
Fidelity Series Floating Rate High Income Fund	233,060	17,672	19,119	5,647	(436)	24,026	255,203
Fidelity Series Government Money Market Fund 0.16%	28,109,999	6,058,173	6,351,533	32,486	--	--	27,816,639
Fidelity Series High Income Fund	1,015,645	90,559	95,597	30,433	1,345	108,018	1,119,970
Fidelity Series Inflation-Protected Bond Index Fund	16,675,121	1,905,316	1,628,879	14,181	11,309	1,023,334	17,986,201
Fidelity Series International Credit Fund	113,848	1,769	--	1,769	--	10,219	125,836
Fidelity Series International Growth Fund	3,899,704	179,074	1,953,983	--	779,828	144,587	3,049,210
Fidelity Series International Small Cap Fund	931,403	45,583	301,042	--	58,909	209,824	944,677
Fidelity Series International Value Fund	3,221,518	196,256	1,072,501	--	(49,553)	663,847	2,959,567
Fidelity Series Investment Grade Bond Fund	55,741,096	6,331,738	5,862,935	760,059	38,970	3,354,093	59,602,962
Fidelity Series Large Cap Stock Fund	2,430,531	992,982	680,994	125,727	(34,350)	425,059	3,133,228
Fidelity Series Large Cap Value Index Fund	258,890	75,178	52,293	--	2,246	54,391	338,412
Fidelity Series Long-Term Treasury Bond Index Fund	3,817,340	717,577	711,641	97,238	66,872	(183,682)	3,706,466
Fidelity Series Opportunistic Insights Fund	1,586,370	323,846	756,317	--	230,270	455,535	1,839,704
Fidelity Series Overseas Fund	3,004,872	483,002	1,323,556	--	(55,102)	918,316	3,027,532
Fidelity Series Real Estate Income Fund	615,792	61,003	59,924	23,308	517	114,065	731,453
Fidelity Series Short-Term Credit Fund	6,376,386	116,219	36,343	72,822	315	239,086	6,695,663
Fidelity Series Small Cap Opportunities Fund	847,281	339,820	292,430	7,705	6,778	201,570	1,103,019
Fidelity Series Stock Selector Large Cap Value Fund	1,557,195	389,402	305,277	--	(7,275)	357,306	1,991,351
Fidelity Series Value Discovery Fund	1,540,712	407,644	294,462	--	(4,789)	387,437	2,036,542
	$149,957,541	$24,343,171	$27,854,145	$1,216,069	$1,085,147	$14,443,093	$161,974,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$159,970	$--	$159,970	$--
Domestic Equity Funds	19,494,801	19,494,801	--	--
International Equity Funds	23,379,960	23,379,960	--	--
Bond Funds	84,587,744	84,587,744	--	--
Short-Term Funds	34,966,483	34,966,483	--	--
Total Investments in Securities:	$162,588,958	$162,428,988	$159,970	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,096)	$(1,096)	$--	$--
Total Liabilities	$(1,096)	$(1,096)	$--	$--
Total Derivative Instruments:	$(1,096)	$(1,096)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,096)
Total Equity Risk	0	(1,096)
Total Value of Derivatives	$0	$(1,096)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $159,968)	$159,970
Fidelity Central Funds (cost $454,187)	454,181
Other affiliated issuers (cost $144,061,917)	161,974,807
Total Investment in Securities (cost $144,676,072)		$162,588,958
Cash		7,995
Receivable for investments sold		2,949,034
Receivable for fund shares sold		47,453
Distributions receivable from Fidelity Central Funds		41
Total assets		165,593,481
Liabilities
Payable for investments purchased	$2,766,930
Payable for fund shares redeemed	172,333
Accrued management fee	62,614
Distribution and service plan fees payable	27,013
Payable for daily variation margin on futures contracts	12,058
Total liabilities		3,040,948
Net Assets		$162,552,533
Net Assets consist of:
Paid in capital		$143,477,774
Total accumulated earnings (loss)		19,074,759
Net Assets		$162,552,533
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($79,650,135 ÷ 6,781,415 shares)(a)		$11.75
Maximum offering price per share (100/94.25 of $11.75)		$12.47
Class M:
Net Asset Value and redemption price per share ($21,702,203 ÷ 1,851,277 shares)(a)		$11.72
Maximum offering price per share (100/96.50 of $11.72)		$12.15
Class C:
Net Asset Value and offering price per share ($1,723,371 ÷ 146,913 shares)(a)		$11.73
Class I:
Net Asset Value, offering price and redemption price per share ($52,102,312 ÷ 4,399,104 shares)		$11.84
Class Z:
Net Asset Value, offering price and redemption price per share ($3,644,216 ÷ 309,243 shares)		$11.78
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,730,296 ÷ 315,801 shares)		$11.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,061,186
Interest		236
Income from Fidelity Central Funds		350
Total income		1,061,772
Expenses
Management fee	$370,518
Distribution and service plan fees	161,995
Independent trustees' fees and expenses	222
Total expenses before reductions	532,735
Expense reductions	(239)
Total expenses after reductions		532,496
Net investment income (loss)		529,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1
Fidelity Central Funds	(40)
Other affiliated issuers	1,085,147
Futures contracts	(99,492)
Capital gain distributions from underlying funds:
Affiliated issuers	154,883
Total net realized gain (loss)		1,140,499
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(138)
Fidelity Central Funds	(13)
Other affiliated issuers	14,443,093
Futures contracts	(1,096)
Total change in net unrealized appreciation (depreciation)		14,441,846
Net gain (loss)		15,582,345
Net increase (decrease) in net assets resulting from operations		$16,111,621

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$529,276	$2,749,654
Net realized gain (loss)	1,140,499	5,537,873
Change in net unrealized appreciation (depreciation)	14,441,846	(7,583,822)
Net increase (decrease) in net assets resulting from operations	16,111,621	703,705
Distributions to shareholders	(3,413,641)	(7,692,057)
Share transactions - net increase (decrease)	(783,292)	(6,776,446)
Total increase (decrease) in net assets	11,914,688	(13,764,798)
Net Assets
Beginning of period	150,637,845	164,402,643
End of period	$162,552,533	$150,637,845

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$11.36	$11.92	$11.84	$11.44	$12.10
Income from Investment Operations
Net investment income (loss)A	.03	.19	.21	.16	.17	.19
Net realized and unrealized gain (loss)	1.11	(.16)	.14	.53	.67	(.34)
Total from investment operations	1.14	.03	.35	.69	.84	(.15)
Distributions from net investment income	(.02)	(.20)	(.22)	(.17)	(.19)B	(.20)
Distributions from net realized gain	(.22)	(.34)	(.68)	(.44)	(.25)B	(.32)
Total distributions	(.24)	(.54)	(.91)C	(.61)	(.44)	(.51)C
Net asset value, end of period	$11.75	$10.85	$11.36	$11.92	$11.84	$11.44
Total ReturnD,E,F	10.69%	.04%	3.24%	5.87%	7.55%	(1.23)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I,J	.72%	.73%	.66%	.25%	.25%
Expenses net of fee waivers, if any	.71%I,J	.72%	.73%	.66%	.25%	.25%
Expenses net of all reductions	.71%I,J	.72%	.73%	.66%	.25%	.25%
Net investment income (loss)	.61%I	1.62%	1.80%	1.34%	1.46%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$79,650	$74,103	$86,981	$101,642	$118,902	$134,262
Portfolio turnover rateH	31%I	28%	28%	20%	32%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$11.35	$11.91	$11.83	$11.43	$12.09
Income from Investment Operations
Net investment income (loss)A	.02	.16	.18	.13	.14	.16
Net realized and unrealized gain (loss)	1.11	(.17)	.14	.53	.67	(.33)
Total from investment operations	1.13	(.01)	.32	.66	.81	(.17)
Distributions from net investment income	(.02)	(.17)	(.19)	(.14)	(.16)B	(.17)
Distributions from net realized gain	(.22)	(.34)	(.68)	(.44)	(.25)B	(.32)
Total distributions	(.24)	(.51)	(.88)C	(.58)	(.41)	(.49)
Net asset value, end of period	$11.72	$10.83	$11.35	$11.91	$11.83	$11.43
Total ReturnD,E,F	10.54%	(.31)%	2.98%	5.64%	7.29%	(1.45)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%I,J	.97%	.98%	.91%	.50%	.50%
Expenses net of fee waivers, if any	.96%I,J	.97%	.98%	.91%	.50%	.50%
Expenses net of all reductions	.96%I,J	.97%	.98%	.91%	.50%	.50%
Net investment income (loss)	.36%I	1.37%	1.55%	1.08%	1.21%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$21,702	$22,480	$24,132	$25,730	$27,091	$29,347
Portfolio turnover rateH	31%I	28%	28%	20%	32%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$11.35	$11.91	$11.81	$11.41	$12.06
Income from Investment Operations
Net investment income (loss)A	(.01)	.10	.12	.07	.08	.10
Net realized and unrealized gain (loss)	1.11	(.16)	.13	.54	.67	(.33)
Total from investment operations	1.10	(.06)	.25	.61	.75	(.23)
Distributions from net investment income	–	(.10)	(.12)	(.07)	(.10)B	(.10)
Distributions from net realized gain	(.22)	(.34)	(.68)	(.44)	(.25)B	(.32)
Total distributions	(.22)	(.44)	(.81)C	(.51)	(.35)	(.42)
Net asset value, end of period	$11.73	$10.85	$11.35	$11.91	$11.81	$11.41
Total ReturnD,E,F	10.26%	(.70)%	2.35%	5.21%	6.75%	(1.98)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.46%I,J	1.47%	1.48%	1.41%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%I,J	1.47%	1.48%	1.41%	1.00%	1.00%
Expenses net of all reductions	1.46%I,J	1.47%	1.48%	1.41%	1.00%	1.00%
Net investment income (loss)	(.14)%I	.87%	1.05%	.58%	.71%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,723	$1,642	$2,302	$5,867	$5,623	$6,200
Portfolio turnover rateH	31%I	28%	28%	20%	32%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.45	$12.00	$11.92	$11.51	$12.18
Income from Investment Operations
Net investment income (loss)A	.05	.22	.24	.19	.20	.22
Net realized and unrealized gain (loss)	1.11	(.17)	.14	.54	.68	(.34)
Total from investment operations	1.16	.05	.38	.73	.88	(.12)
Distributions from net investment income	(.03)	(.23)	(.25)	(.20)	(.22)B	(.23)
Distributions from net realized gain	(.22)	(.34)	(.68)	(.44)	(.25)B	(.32)
Total distributions	(.25)	(.57)	(.93)	(.65)C	(.47)	(.55)
Net asset value, end of period	$11.84	$10.93	$11.45	$12.00	$11.92	$11.51
Total ReturnD,E	10.79%	.21%	3.53%	6.13%	7.87%	(1.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H,I	.47%	.48%	.41%	- %J	- %J
Expenses net of fee waivers, if any	.46%H,I	.47%	.48%	.41%	-%	-%
Expenses net of all reductions	.46%H,I	.47%	.48%	.41%	-%	-%
Net investment income (loss)	.86%H	1.87%	2.05%	1.58%	1.71%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$52,102	$46,911	$49,013	$59,386	$58,940	$61,440
Portfolio turnover rateG	31%H	28%	28%	20%	32%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$11.41	$11.84
Income from Investment Operations
Net investment income (loss)B	.05	.22	.20
Net realized and unrealized gain (loss)	1.11	(.16)	.01
Total from investment operations	1.16	.06	.21
Distributions from net investment income	(.03)	(.25)	(.26)
Distributions from net realized gain	(.22)	(.34)	(.39)
Total distributions	(.26)C	(.59)	(.64)C
Net asset value, end of period	$11.78	$10.88	$11.41
Total ReturnD,E	10.78%	.32%	2.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.42%	.43%H
Expenses net of fee waivers, if any	.41%H,I	.42%	.43%H
Expenses net of all reductions	.41%H,I	.42%	.43%H
Net investment income (loss)	.91%H	1.92%	3.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,644	$2,851	$126
Portfolio turnover rateG	31%H	28%	28%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$11.42	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B	.06	.23	.25	.13
Net realized and unrealized gain (loss)	1.11	(.16)	.13	.33
Total from investment operations	1.17	.07	.38	.46
Distributions from net investment income	(.04)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.22)	(.34)	(.68)	(.31)
Total distributions	(.26)	(.59)	(.96)	(.50)
Net asset value, end of period	$11.81	$10.90	$11.42	$12.00
Total ReturnC,D	10.86%	.35%	3.53%	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G,H	.37%	.37%	.39%G,H
Expenses net of fee waivers, if any	.36%G,H	.37%	.37%	.39%G,H
Expenses net of all reductions	.36%G,H	.37%	.37%	.39%G,H
Net investment income (loss)	.96%G	1.97%	2.16%	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,730	$2,652	$1,849	$1,408
Portfolio turnover rateF	31%G	28%	28%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.1
Fidelity Series Government Money Market Fund 0.16%	13.7
Fidelity Series Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Short-Term Credit Fund	3.4
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Series International Growth Fund	2.6
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.5
Fidelity Series Commodity Strategy Fund	2.5
80.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.5%
International Equity Funds	18.1%
Bond Funds	47.0%
Short-Term Funds	17.3%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.13% 10/1/20 to 12/10/20 (a)
(Cost $459,917)	460,000	459,920
	Shares	Value

Domestic Equity Funds - 17.5%
Fidelity Advisor Series Equity Growth Fund (b)	398,089	$7,241,246
Fidelity Advisor Series Growth Opportunities Fund (b)	271,521	4,993,269
Fidelity Advisor Series Small Cap Fund (b)	294,627	3,279,193
Fidelity Series All-Sector Equity Fund (b)	293,019	3,120,657
Fidelity Series Commodity Strategy Fund (b)	2,232,836	9,288,596
Fidelity Series Large Cap Stock Fund (b)	809,443	11,461,719
Fidelity Series Large Cap Value Index Fund (b)	106,750	1,238,302
Fidelity Series Opportunistic Insights Fund (b)	311,124	6,729,613
Fidelity Series Small Cap Opportunities Fund (b)	316,302	4,036,014
Fidelity Series Stock Selector Large Cap Value Fund (b)	662,423	7,286,654
Fidelity Series Value Discovery Fund (b)	602,904	7,451,889
TOTAL DOMESTIC EQUITY FUNDS
(Cost $52,718,123)		66,127,152

International Equity Funds - 18.1%
Fidelity Series Canada Fund (b)	317,836	3,251,458
Fidelity Series Emerging Markets Fund (b)	342,984	3,234,343
Fidelity Series Emerging Markets Opportunities Fund (b)	1,420,576	29,803,684
Fidelity Series International Growth Fund (b)	518,842	9,743,859
Fidelity Series International Small Cap Fund (b)	167,494	2,981,386
Fidelity Series International Value Fund (b)	1,102,465	9,503,249
Fidelity Series Overseas Fund (b)	866,780	9,690,596
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,408,592)		68,208,575

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (b)	265,691	2,407,163
Fidelity Series Floating Rate High Income Fund (b)	65,573	580,320
Fidelity Series High Income Fund (b)	281,775	2,569,785
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,369,100	36,049,369
Fidelity Series International Credit Fund (b)	29,050	302,414
Fidelity Series Investment Grade Bond Fund (b)	10,217,883	125,066,885
Fidelity Series Long-Term Treasury Bond Index Fund (b)	832,507	8,599,794
Fidelity Series Real Estate Income Fund (b)	167,948	1,676,121
TOTAL BOND FUNDS
(Cost $158,743,901)		177,251,851

Short-Term Funds - 17.3%
Fidelity Cash Central Fund 0.10% (c)	630,607	630,734
Fidelity Series Government Money Market Fund 0.16% (b)(d)	51,844,395	51,844,395
Fidelity Series Short-Term Credit Fund (b)	1,254,658	12,860,247
TOTAL SHORT-TERM FUNDS
(Cost $64,971,488)		65,335,376
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $329,302,021)		377,382,874
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94,836)
NET ASSETS - 100%		$377,288,038

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Dec. 2020	$277,980	$(3,592)	$(3,592)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Dec. 2020	502,800	(3,282)	(3,282)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	Dec. 2020	163,275	(38)	(38)

TOTAL SOLD FUTURES					(3,320)

TOTAL FUTURES CONTRACTS					$(6,912)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $459,920.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$614
Total	$614

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,264,325	$764,260	$2,737,211	$--	$934,051	$2,015,821	$7,241,246
Fidelity Advisor Series Growth Opportunities Fund	4,026,665	499,417	2,157,014	--	607,900	2,016,301	4,993,269
Fidelity Advisor Series Small Cap Fund	2,624,666	496,469	688,278	--	6,014	840,322	3,279,193
Fidelity Series All-Sector Equity Fund	2,711,534	296,140	852,415	--	32,316	933,082	3,120,657
Fidelity Series Canada Fund	2,402,013	643,290	476,245	--	(50,137)	732,537	3,251,458
Fidelity Series Commodity Strategy Fund	11,808,962	345,479	4,123,829	39,990	(1,378,183)	2,636,167	9,288,596
Fidelity Series Emerging Markets Debt Fund	2,241,239	114,649	223,659	64,217	(9,113)	284,047	2,407,163
Fidelity Series Emerging Markets Fund	2,012,232	880,237	451,965	--	5,433	788,406	3,234,343
Fidelity Series Emerging Markets Opportunities Fund	18,880,425	7,822,108	4,663,877	--	340,463	7,424,565	29,803,684
Fidelity Series Floating Rate High Income Fund	554,048	25,286	54,110	13,085	(5,047)	60,143	580,320
Fidelity Series Government Money Market Fund 0.16%	55,390,390	9,845,570	13,391,565	61,351	--	--	51,844,395
Fidelity Series High Income Fund	2,450,021	132,297	270,555	71,293	(12,458)	270,480	2,569,785
Fidelity Series Inflation-Protected Bond Index Fund	34,161,217	3,459,942	3,667,093	28,694	40,063	2,055,240	36,049,369
Fidelity Series International Credit Fund	273,603	4,253	--	4,252	--	24,558	302,414
Fidelity Series International Growth Fund	12,314,668	306,011	5,791,863	--	2,300,680	614,363	9,743,859
Fidelity Series International Small Cap Fund	2,856,785	73,105	791,559	--	186,579	656,476	2,981,386
Fidelity Series International Value Fund	10,235,775	399,735	3,079,105	--	(225,807)	2,172,651	9,503,249
Fidelity Series Investment Grade Bond Fund	120,300,564	12,106,643	14,538,232	1,610,095	142,690	7,055,220	125,066,885
Fidelity Series Large Cap Stock Fund	9,974,978	1,742,802	1,961,189	438,254	(51,717)	1,756,845	11,461,719
Fidelity Series Large Cap Value Index Fund	1,034,971	165,695	181,004	--	9,617	209,023	1,238,302
Fidelity Series Long-Term Treasury Bond Index Fund	8,956,676	1,575,955	1,660,396	230,101	142,472	(414,913)	8,599,794
Fidelity Series Opportunistic Insights Fund	5,859,080	791,616	2,371,327	--	832,302	1,617,942	6,729,613
Fidelity Series Overseas Fund	9,748,961	995,965	3,777,652	--	(191,877)	2,915,199	9,690,596
Fidelity Series Real Estate Income Fund	1,483,346	92,632	169,569	54,380	(5,574)	275,286	1,676,121
Fidelity Series Short-Term Credit Fund	12,315,697	156,113	71,917	139,915	(475)	460,829	12,860,247
Fidelity Series Small Cap Opportunities Fund	3,303,061	701,339	795,072	26,974	15,301	811,385	4,036,014
Fidelity Series Stock Selector Large Cap Value Fund	6,161,235	806,460	1,064,430	--	(18,442)	1,401,831	7,286,654
Fidelity Series Value Discovery Fund	6,324,174	679,726	1,069,332	--	26,728	1,490,593	7,451,889
	$356,671,311	$45,923,194	$71,080,463	$2,782,601	$3,673,779	$41,104,399	$376,292,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$459,920	$--	$459,920	$--
Domestic Equity Funds	66,127,152	66,127,152	--	--
International Equity Funds	68,208,575	68,208,575	--	--
Bond Funds	177,251,851	177,251,851	--	--
Short-Term Funds	65,335,376	65,335,376	--	--
Total Investments in Securities:	$377,382,874	$376,922,954	$459,920	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,912)	$(6,912)	$--	$--
Total Liabilities	$(6,912)	$(6,912)	$--	$--
Total Derivative Instruments:	$(6,912)	$(6,912)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,912)
Total Equity Risk	0	(6,912)
Total Value of Derivatives	$0	$(6,912)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $459,917)	$459,920
Fidelity Central Funds (cost $630,734)	630,734
Other affiliated issuers (cost $328,211,370)	376,292,220
Total Investment in Securities (cost $329,302,021)		$377,382,874
Cash		22,070
Receivable for investments sold		7,522,897
Receivable for fund shares sold		60,643
Distributions receivable from Fidelity Central Funds		56
Total assets		384,988,540
Liabilities
Payable for investments purchased	$7,025,010
Payable for fund shares redeemed	409,528
Accrued management fee	160,105
Distribution and service plan fees payable	70,921
Payable for daily variation margin on futures contracts	34,938
Total liabilities		7,700,502
Net Assets		$377,288,038
Net Assets consist of:
Paid in capital		$325,466,121
Total accumulated earnings (loss)		51,821,917
Net Assets		$377,288,038
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($168,649,102 ÷ 13,976,191 shares)(a)		$12.07
Maximum offering price per share (100/94.25 of $12.07)		$12.81
Class M:
Net Asset Value and redemption price per share ($67,977,637 ÷ 5,665,200 shares)(a)		$12.00
Maximum offering price per share (100/96.50 of $12.00)		$12.44
Class C:
Net Asset Value and offering price per share ($8,164,167 ÷ 684,418 shares)(a)		$11.93
Class I:
Net Asset Value, offering price and redemption price per share ($115,330,876 ÷ 9,514,152 shares)		$12.12
Class Z:
Net Asset Value, offering price and redemption price per share ($6,927,828 ÷ 574,747 shares)		$12.05
Class Z6:
Net Asset Value, offering price and redemption price per share ($10,238,428 ÷ 846,631 shares)		$12.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,334,023
Interest		504
Income from Fidelity Central Funds		614
Total income		2,335,141
Expenses
Management fee	$948,894
Distribution and service plan fees	423,986
Independent trustees' fees and expenses	524
Total expenses before reductions	1,373,404
Expense reductions	(212)
Total expenses after reductions		1,373,192
Net investment income (loss)		961,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3)
Fidelity Central Funds	(77)
Other affiliated issuers	3,673,779
Futures contracts	(350,084)
Capital gain distributions from underlying funds:
Affiliated issuers	448,578
Total net realized gain (loss)		3,772,193
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(282)
Fidelity Central Funds	(24)
Other affiliated issuers	41,104,399
Futures contracts	(6,912)
Total change in net unrealized appreciation (depreciation)		41,097,181
Net gain (loss)		44,869,374
Net increase (decrease) in net assets resulting from operations		$45,831,323

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$961,949	$6,470,502
Net realized gain (loss)	3,772,193	17,783,346
Change in net unrealized appreciation (depreciation)	41,097,181	(27,373,649)
Net increase (decrease) in net assets resulting from operations	45,831,323	(3,119,801)
Distributions to shareholders	(10,147,427)	(23,327,353)
Share transactions - net increase (decrease)	(16,420,209)	(35,324,647)
Total increase (decrease) in net assets	19,263,687	(61,771,801)
Net Assets
Beginning of period	358,024,351	419,796,152
End of period	$377,288,038	$358,024,351

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.78	$12.42	$12.34	$11.87	$12.72
Income from Investment Operations
Net investment income (loss)A	.03	.19	.21	.16	.18	.20
Net realized and unrealized gain (loss)	1.39	(.31)	.15	.72	.84	(.41)
Total from investment operations	1.42	(.12)	.36	.88	1.02	(.21)
Distributions from net investment income	(.02)	(.20)	(.21)	(.17)	(.19)	(.21)
Distributions from net realized gain	(.30)	(.49)	(.79)	(.62)	(.36)	(.44)
Total distributions	(.32)	(.69)	(1.00)	(.80)B	(.55)	(.64)B
Net asset value, end of period	$12.07	$10.97	$11.78	$12.42	$12.34	$11.87
Total ReturnC,D,E	13.13%	(1.39)%	3.28%	7.18%	8.87%	(1.67)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.77%I	.69%	.25%	.25%
Expenses net of fee waivers, if any	.76%H	.77%	.77%I	.69%	.25%	.25%
Expenses net of all reductions	.76%H	.77%	.77%I	.69%	.25%	.25%
Net investment income (loss)	.48%H	1.56%	1.75%	1.29%	1.45%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$168,649	$162,920	$198,633	$230,553	$263,496	$328,232
Portfolio turnover rateG	25%H	23%	24%	20%	26%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$11.73	$12.37	$12.30	$11.83	$12.68
Income from Investment Operations
Net investment income (loss)A	.01	.15	.18	.13	.14	.17
Net realized and unrealized gain (loss)	1.38	(.30)	.15	.71	.85	(.41)
Total from investment operations	1.39	(.15)	.33	.84	.99	(.24)
Distributions from net investment income	(.01)	(.17)	(.18)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.30)	(.49)	(.79)	(.62)	(.36)	(.44)
Total distributions	(.31)	(.66)	(.97)	(.77)	(.52)	(.61)B
Net asset value, end of period	$12.00	$10.92	$11.73	$12.37	$12.30	$11.83
Total ReturnC,D,E	12.92%	(1.63)%	3.06%	6.89%	8.63%	(1.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.02%	1.02%I	.94%	.50%	.50%
Expenses net of fee waivers, if any	1.01%H	1.02%	1.02%I	.94%	.50%	.50%
Expenses net of all reductions	1.01%H	1.02%	1.02%I	.94%	.50%	.50%
Net investment income (loss)	.23%H	1.31%	1.50%	1.03%	1.20%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$67,978	$64,750	$71,679	$77,068	$83,881	$92,543
Portfolio turnover rateG	25%H	23%	24%	20%	26%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$11.66	$12.29	$12.22	$11.76	$12.60
Income from Investment Operations
Net investment income (loss)A	(.02)	.10	.12	.07	.08	.11
Net realized and unrealized gain (loss)	1.37	(.30)	.14	.70	.84	(.40)
Total from investment operations	1.35	(.20)	.26	.77	.92	(.29)
Distributions from net investment income	–	(.10)	(.11)	(.08)	(.10)	(.11)
Distributions from net realized gain	(.29)	(.49)	(.78)	(.62)	(.36)	(.44)
Total distributions	(.29)	(.59)	(.89)	(.70)	(.46)	(.55)
Net asset value, end of period	$11.93	$10.87	$11.66	$12.29	$12.22	$11.76
Total ReturnB,C,D	12.62%	(2.02)%	2.45%	6.37%	8.07%	(2.39)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.51%H	1.52%H	1.44%	1.00%	1.00%
Expenses net of fee waivers, if any	1.51%G	1.51%H	1.52%H	1.44%	1.00%	1.00%
Expenses net of all reductions	1.51%G	1.51%H	1.52%H	1.44%	1.00%	1.00%
Net investment income (loss)	(.27)%G	.81%	1.00%	.54%	.70%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$8,164	$8,343	$10,765	$26,227	$29,290	$30,150
Portfolio turnover rateF	25%G	23%	24%	20%	26%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.82	$12.47	$12.40	$11.92	$12.77
Income from Investment Operations
Net investment income (loss)A	.04	.22	.24	.19	.21	.23
Net realized and unrealized gain (loss)	1.38	(.30)	.14	.72	.85	(.40)
Total from investment operations	1.42	(.08)	.38	.91	1.06	(.17)
Distributions from net investment income	(.03)	(.23)	(.25)	(.21)	(.22)	(.24)
Distributions from net realized gain	(.30)	(.49)	(.79)	(.62)	(.36)	(.44)
Total distributions	(.32)B	(.72)	(1.03)B	(.84)B	(.58)	(.68)
Net asset value, end of period	$12.12	$11.02	$11.82	$12.47	$12.40	$11.92
Total ReturnC,D	13.15%	(1.04)%	3.50%	7.39%	9.22%	(1.40)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.52%	.52%H	.45%	- %I	- %I
Expenses net of fee waivers, if any	.51%G	.52%	.52%H	.45%	-%	-%
Expenses net of all reductions	.51%G	.52%	.52%H	.45%	-%	-%
Net investment income (loss)	.73%G	1.81%	2.00%	1.53%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$115,331	$107,764	$131,896	$137,019	$131,216	$143,715
Portfolio turnover rateF	25%G	23%	24%	20%	26%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.78	$12.30
Income from Investment Operations
Net investment income (loss)B	.05	.22	.27
Net realized and unrealized gain (loss)	1.38	(.30)	(.11)C
Total from investment operations	1.43	(.08)	.16
Distributions from net investment income	(.03)	(.26)	(.26)
Distributions from net realized gain	(.30)	(.49)	(.42)
Total distributions	(.33)	(.75)	(.68)
Net asset value, end of period	$12.05	$10.95	$11.78
Total ReturnD,E	13.25%	(1.05)%	1.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.46%I	.47%H,I
Expenses net of fee waivers, if any	.45%H	.46%I	.47%H,I
Expenses net of all reductions	.45%H	.46%I	.47%H,I
Net investment income (loss)	.79%H	1.87%	4.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,928	$5,895	$257
Portfolio turnover rateG	25%H	23%	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$11.81	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B	.05	.23	.25	.05
Net realized and unrealized gain (loss)	1.38	(.31)	.15	.53
Total from investment operations	1.43	(.08)	.40	.58
Distributions from net investment income	(.03)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.30)	(.49)	(.79)	(.42)
Total distributions	(.33)	(.74)C	(1.06)	(.61)C
Net asset value, end of period	$12.09	$10.99	$11.81	$12.47
Total ReturnD,E	13.24%	(1.01)%	3.66%	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.39%	.39%	.41%H,I
Expenses net of fee waivers, if any	.38%H	.39%	.39%	.41%H,I
Expenses net of all reductions	.38%H	.39%	.39%	.41%H,I
Net investment income (loss)	.86%H	1.94%	2.13%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$10,238	$8,352	$6,566	$4,744
Portfolio turnover rateG	25%H	23%	24%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.4
Fidelity Series Government Money Market Fund 0.16%	10.5
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Inflation-Protected Bond Index Fund	8.3
Fidelity Series Large Cap Stock Fund	4.2
Fidelity Series International Growth Fund	3.3
Fidelity Series Overseas Fund	3.3
Fidelity Series International Value Fund	3.2
Fidelity Series Value Discovery Fund	2.7
Fidelity Series Stock Selector Large Cap Value Fund	2.6
76.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	21.8%
Bond Funds	41.9%
Short-Term Funds	13.1%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $1,059,804)	1,060,000	1,059,812
	Shares	Value

Domestic Equity Funds - 23.1%
Fidelity Advisor Series Equity Growth Fund (b)	1,192,485	$21,691,306
Fidelity Advisor Series Growth Opportunities Fund (b)	813,349	14,957,483
Fidelity Advisor Series Small Cap Fund (b)	882,414	9,821,264
Fidelity Series All-Sector Equity Fund (b)	877,480	9,345,161
Fidelity Series Commodity Strategy Fund (b)	4,929,483	20,506,650
Fidelity Series Large Cap Stock Fund (b)	2,424,126	34,325,620
Fidelity Series Large Cap Value Index Fund (b)	319,749	3,709,091
Fidelity Series Opportunistic Insights Fund (b)	931,740	20,153,528
Fidelity Series Small Cap Opportunities Fund (b)	947,404	12,088,878
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,984,107	21,825,175
Fidelity Series Value Discovery Fund (b)	1,805,827	22,320,017
TOTAL DOMESTIC EQUITY FUNDS
(Cost $147,901,410)		190,744,173

International Equity Funds - 21.8%
Fidelity Series Canada Fund (b)	890,681	9,111,667
Fidelity Series Emerging Markets Fund (b)	848,610	8,002,397
Fidelity Series Emerging Markets Opportunities Fund (b)	3,504,068	73,515,337
Fidelity Series International Growth Fund (b)	1,449,894	27,229,000
Fidelity Series International Small Cap Fund (b)	468,057	8,331,419
Fidelity Series International Value Fund (b)	3,104,124	26,757,546
Fidelity Series Overseas Fund (b)	2,428,573	27,151,449
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $135,912,839)		180,098,815

Bond Funds - 41.9%
Fidelity Series Emerging Markets Debt Fund (b)	569,813	5,162,508
Fidelity Series Floating Rate High Income Fund (b)	134,845	1,193,378
Fidelity Series High Income Fund (b)	612,011	5,581,539
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,405,554	68,539,429
Fidelity Series International Credit Fund (b)	69,145	719,796
Fidelity Series Investment Grade Bond Fund (b)	19,872,083	243,234,288
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,824,811	18,850,296
Fidelity Series Real Estate Income Fund (b)	364,462	3,637,329
TOTAL BOND FUNDS
(Cost $309,678,234)		346,918,563

Short-Term Funds - 13.1%
Fidelity Cash Central Fund 0.10% (c)	999,357	999,557
Fidelity Series Government Money Market Fund 0.16% (b)(d)	86,718,344	86,718,344
Fidelity Series Short-Term Credit Fund (b)	2,048,187	20,993,918
TOTAL SHORT-TERM FUNDS
(Cost $108,134,276)		108,711,819
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $702,686,563)		827,533,182
NET OTHER ASSETS (LIABILITIES) - 0.0%		(252,556)
NET ASSETS - 100%		$827,280,626

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8	Dec. 2020	$741,280	$(7,639)	$(7,639)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	Dec. 2020	1,508,400	(9,847)	(9,847)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	11	Dec. 2020	598,675	(133)	(133)

TOTAL SOLD FUTURES					(9,980)

TOTAL FUTURES CONTRACTS					$(17,619)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,059,812.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,071
Total	$1,071

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$18,613,188	$1,562,707	$7,153,831	$--	$2,596,238	$6,073,004	$21,691,306
Fidelity Advisor Series Growth Opportunities Fund	11,961,675	996,324	5,789,040	--	1,750,050	6,038,474	14,957,483
Fidelity Advisor Series Small Cap Fund	7,746,259	1,181,161	1,646,284	--	41,262	2,498,866	9,821,264
Fidelity Series All-Sector Equity Fund	8,082,906	555,515	2,147,072	--	74,831	2,778,981	9,345,161
Fidelity Series Canada Fund	7,054,379	1,318,950	1,135,365	--	(114,309)	1,988,012	9,111,667
Fidelity Series Commodity Strategy Fund	25,490,366	570,502	8,299,604	87,350	(2,836,609)	5,581,995	20,506,650
Fidelity Series Emerging Markets Debt Fund	4,845,097	189,365	466,850	138,181	(5,897)	600,793	5,162,508
Fidelity Series Emerging Markets Fund	5,076,354	1,894,762	999,406	--	18,335	2,012,352	8,002,397
Fidelity Series Emerging Markets Opportunities Fund	48,639,256	16,771,202	11,171,715	--	815,356	18,461,238	73,515,337
Fidelity Series Floating Rate High Income Fund	1,152,720	39,433	112,947	27,051	(12,445)	126,617	1,193,378
Fidelity Series Government Money Market Fund 0.16%	95,067,836	17,993,810	26,343,302	102,345	--	--	86,718,344
Fidelity Series High Income Fund	5,365,266	217,294	564,738	155,377	(19,392)	583,109	5,581,539
Fidelity Series Inflation-Protected Bond Index Fund	64,845,221	7,724,106	7,997,372	54,238	91,165	3,876,309	68,539,429
Fidelity Series International Credit Fund	651,223	10,121	--	10,121	--	58,452	719,796
Fidelity Series International Growth Fund	32,877,456	371,729	13,962,687	--	5,883,770	2,058,732	27,229,000
Fidelity Series International Small Cap Fund	7,756,858	90,019	1,837,209	--	453,764	1,867,987	8,331,419
Fidelity Series International Value Fund	27,998,648	858,042	7,487,168	--	(419,297)	5,807,321	26,757,546
Fidelity Series Investment Grade Bond Fund	230,747,222	28,782,856	30,154,592	3,109,979	222,385	13,636,417	243,234,288
Fidelity Series Large Cap Stock Fund	29,644,912	3,932,468	4,487,915	1,266,348	(40,934)	5,277,089	34,325,620
Fidelity Series Large Cap Value Index Fund	3,068,567	467,854	474,891	--	26,649	620,912	3,709,091
Fidelity Series Long-Term Treasury Bond Index Fund	19,818,002	3,555,970	3,946,771	498,223	421,588	(998,493)	18,850,296
Fidelity Series Opportunistic Insights Fund	17,410,024	1,711,948	6,168,657	--	2,311,740	4,888,473	20,153,528
Fidelity Series Overseas Fund	27,048,067	1,600,567	8,988,309	--	(547,023)	8,038,147	27,151,449
Fidelity Series Real Estate Income Fund	3,245,495	156,841	353,996	117,946	(13,254)	602,243	3,637,329
Fidelity Series Short-Term Credit Fund	20,155,281	229,518	142,116	228,397	(605)	751,840	20,993,918
Fidelity Series Small Cap Opportunities Fund	9,794,269	1,665,198	1,877,437	77,527	64,091	2,442,757	12,088,878
Fidelity Series Stock Selector Large Cap Value Fund	18,271,386	2,145,833	2,790,389	--	58,611	4,139,734	21,825,175
Fidelity Series Value Discovery Fund	18,974,502	1,533,709	2,799,417	--	144,390	4,466,833	22,320,017
	$771,402,435	$98,127,804	$159,299,080	$5,873,083	$10,964,460	$104,278,194	$825,473,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,059,812	$--	$1,059,812	$--
Domestic Equity Funds	190,744,173	190,744,173	--	--
International Equity Funds	180,098,815	180,098,815	--	--
Bond Funds	346,918,563	346,918,563	--	--
Short-Term Funds	108,711,819	108,711,819	--	--
Total Investments in Securities:	$827,533,182	$826,473,370	$1,059,812	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(17,619)	$(17,619)	$--	$--
Total Liabilities	$(17,619)	$(17,619)	$--	$--
Total Derivative Instruments:	$(17,619)	$(17,619)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(17,619)
Total Equity Risk	0	(17,619)
Total Value of Derivatives	$0	$(17,619)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,059,804)	$1,059,812
Fidelity Central Funds (cost $999,555)	999,557
Other affiliated issuers (cost $700,627,204)	825,473,813
Total Investment in Securities (cost $702,686,563)		$827,533,182
Receivable for investments sold		15,923,219
Receivable for fund shares sold		451,212
Distributions receivable from Fidelity Central Funds		82
Total assets		843,907,695
Liabilities
Payable for investments purchased	$15,610,175
Payable for fund shares redeemed	404,446
Accrued management fee	377,829
Distribution and service plan fees payable	153,858
Payable for daily variation margin on futures contracts	80,761
Total liabilities		16,627,069
Net Assets		$827,280,626
Net Assets consist of:
Paid in capital		$691,746,341
Total accumulated earnings (loss)		135,534,285
Net Assets		$827,280,626
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($382,687,034 ÷ 32,128,330 shares)(a)		$11.91
Maximum offering price per share (100/94.25 of $11.91)		$12.64
Class M:
Net Asset Value and redemption price per share ($132,999,461 ÷ 11,205,163 shares)(a)		$11.87
Maximum offering price per share (100/96.50 of $11.87)		$12.30
Class C:
Net Asset Value and offering price per share ($21,326,310 ÷ 1,810,198 shares)(a)		$11.78
Class I:
Net Asset Value, offering price and redemption price per share ($251,959,702 ÷ 20,947,438 shares)		$12.03
Class Z:
Net Asset Value, offering price and redemption price per share ($17,580,889 ÷ 1,471,342 shares)		$11.95
Class Z6:
Net Asset Value, offering price and redemption price per share ($20,727,230 ÷ 1,727,766 shares)		$12.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,719,664
Interest		1,130
Income from Fidelity Central Funds		1,071
Total income		4,721,865
Expenses
Management fee	$2,242,439
Distribution and service plan fees	911,899
Independent trustees' fees and expenses	1,145
Total expenses before reductions	3,155,483
Expense reductions	(186)
Total expenses after reductions		3,155,297
Net investment income (loss)		1,566,568
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4
Fidelity Central Funds	(148)
Other affiliated issuers	10,964,460
Futures contracts	(710,733)
Capital gain distributions from underlying funds:
Affiliated issuers	1,153,419
Total net realized gain (loss)		11,407,002
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(651)
Fidelity Central Funds	(57)
Other affiliated issuers	104,278,194
Futures contracts	(17,619)
Total change in net unrealized appreciation (depreciation)		104,259,867
Net gain (loss)		115,666,869
Net increase (decrease) in net assets resulting from operations		$117,233,437

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,566,568	$14,279,200
Net realized gain (loss)	11,407,002	52,137,476
Change in net unrealized appreciation (depreciation)	104,259,867	(82,226,893)
Net increase (decrease) in net assets resulting from operations	117,233,437	(15,810,217)
Distributions to shareholders	(29,804,522)	(63,470,497)
Share transactions - net increase (decrease)	(34,088,373)	(129,306,462)
Total increase (decrease) in net assets	53,340,542	(208,587,176)
Net Assets
Beginning of period	773,940,084	982,527,260
End of period	$827,280,626	$773,940,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$11.79	$12.59	$12.43	$11.81	$12.70
Income from Investment Operations
Net investment income (loss)A	.02	.18	.21	.16	.18	.20
Net realized and unrealized gain (loss)	1.60	(.44)	.14	.87	.99	(.45)
Total from investment operations	1.62	(.26)	.35	1.03	1.17	(.25)
Distributions from net investment income	(.01)	(.19)	(.21)	(.18)	(.19)	(.21)
Distributions from net realized gain	(.41)	(.62)	(.94)	(.70)	(.36)	(.43)
Total distributions	(.42)	(.82)B	(1.15)	(.87)B	(.55)	(.64)
Net asset value, end of period	$11.91	$10.71	$11.79	$12.59	$12.43	$11.81
Total ReturnC,D,E	15.48%	(2.77)%	3.26%	8.42%	10.23%	(2.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.81%	.82%	.72%	.25%	.25%
Expenses net of fee waivers, if any	.80%H	.81%	.82%	.72%	.25%	.25%
Expenses net of all reductions	.80%H	.81%	.82%	.72%	.25%	.25%
Net investment income (loss)	.35%H	1.50%	1.71%	1.22%	1.46%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$382,687	$360,371	$476,763	$551,179	$653,982	$739,929
Portfolio turnover rateG	24%H	22%	21%	19%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$11.76	$12.56	$12.41	$11.79	$12.68
Income from Investment Operations
Net investment income (loss)A	.01	.15	.17	.12	.15	.17
Net realized and unrealized gain (loss)	1.59	(.44)	.15	.87	.99	(.45)
Total from investment operations	1.60	(.29)	.32	.99	1.14	(.28)
Distributions from net investment income	(.01)	(.16)	(.18)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.41)	(.62)	(.94)	(.70)	(.36)	(.43)
Total distributions	(.41)B	(.79)B	(1.12)	(.84)B	(.52)	(.61)
Net asset value, end of period	$11.87	$10.68	$11.76	$12.56	$12.41	$11.79
Total ReturnC,D,E	15.35%	(3.00)%	3.01%	8.10%	9.98%	(2.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.06%	1.07%	.98%	.50%	.50%
Expenses net of fee waivers, if any	1.05%H	1.06%	1.07%	.98%	.50%	.50%
Expenses net of all reductions	1.05%H	1.06%	1.07%	.98%	.50%	.50%
Net investment income (loss)	.10%H	1.25%	1.45%	.96%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$132,999	$123,857	$152,212	$167,835	$178,795	$190,018
Portfolio turnover rateG	24%H	22%	21%	19%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$11.69	$12.47	$12.32	$11.72	$12.60
Income from Investment Operations
Net investment income (loss)A	(.02)	.09	.11	.06	.08	.11
Net realized and unrealized gain (loss)	1.58	(.44)	.16	.86	.98	(.45)
Total from investment operations	1.56	(.35)	.27	.92	1.06	(.34)
Distributions from net investment income	–	(.09)	(.13)	(.08)	(.10)	(.11)
Distributions from net realized gain	(.40)	(.62)	(.93)	(.70)	(.36)	(.43)
Total distributions	(.40)	(.72)B	(1.05)B	(.77)B	(.46)	(.54)
Net asset value, end of period	$11.78	$10.62	$11.69	$12.47	$12.32	$11.72
Total ReturnC,D,E	14.99%	(3.48)%	2.60%	7.57%	9.33%	(2.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.55%H	1.56%	1.57%	1.48%	1.00%	1.00%
Expenses net of fee waivers, if any	1.55%H	1.56%	1.57%	1.48%	1.00%	1.00%
Expenses net of all reductions	1.55%H	1.55%	1.57%	1.48%	1.00%	1.00%
Net investment income (loss)	(.40)%H	.76%	.96%	.47%	.71%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$21,326	$20,129	$31,274	$54,730	$61,332	$63,443
Portfolio turnover rateG	24%H	22%	21%	19%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$11.89	$12.69	$12.53	$11.90	$12.79
Income from Investment Operations
Net investment income (loss)A	.03	.21	.24	.19	.21	.23
Net realized and unrealized gain (loss)	1.62	(.44)	.14	.88	1.00	(.45)
Total from investment operations	1.65	(.23)	.38	1.07	1.21	(.22)
Distributions from net investment income	(.02)	(.22)	(.24)	(.21)	(.22)	(.24)
Distributions from net realized gain	(.41)	(.62)	(.94)	(.70)	(.36)	(.43)
Total distributions	(.43)	(.85)B	(1.18)	(.91)	(.58)	(.67)
Net asset value, end of period	$12.03	$10.81	$11.89	$12.69	$12.53	$11.90
Total ReturnC,D	15.61%	(2.50)%	3.55%	8.66%	10.53%	(1.80)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.56%	.57%	.48%	- %H	- %H
Expenses net of fee waivers, if any	.55%G	.56%	.57%	.48%	-%	-%
Expenses net of all reductions	.55%G	.56%	.57%	.48%	-%	-%
Net investment income (loss)	.60%G	1.75%	1.95%	1.46%	1.71%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$251,960	$238,048	$304,221	$324,189	$317,539	$361,722
Portfolio turnover rateF	24%G	22%	21%	19%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$11.85	$12.50
Income from Investment Operations
Net investment income (loss)B	.04	.22	.27
Net realized and unrealized gain (loss)	1.60	(.45)	(.17)C
Total from investment operations	1.64	(.23)	.10
Distributions from net investment income	(.02)	(.26)	(.27)
Distributions from net realized gain	(.41)	(.62)	(.48)
Total distributions	(.43)	(.88)	(.75)
Net asset value, end of period	$11.95	$10.74	$11.85
Total ReturnD,E	15.64%	(2.48)%	1.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.49%	.51%H,I
Expenses net of fee waivers, if any	.48%H	.49%	.51%H,I
Expenses net of all reductions	.48%H	.49%	.51%H,I
Net investment income (loss)	.67%H	1.82%	4.73%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,581	$16,135	$1,522
Portfolio turnover rateG	24%H	22%	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.87	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B	.04	.23	.25	.18
Net realized and unrealized gain (loss)	1.61	(.45)	.16	.51
Total from investment operations	1.65	(.22)	.41	.69
Distributions from net investment income	(.02)	(.25)	(.27)	(.21)
Distributions from net realized gain	(.41)	(.62)	(.94)	(.47)
Total distributions	(.43)	(.87)	(1.21)	(.68)
Net asset value, end of period	$12.00	$10.78	$11.87	$12.67
Total ReturnC,D	15.69%	(2.40)%	3.81%	5.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.41%	.41%	.43%G,H
Expenses net of fee waivers, if any	.40%G	.41%	.41%	.43%G,H
Expenses net of all reductions	.40%G	.41%	.41%	.43%G,H
Net investment income (loss)	.74%G	1.90%	2.11%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$20,727	$15,400	$16,536	$12,903
Portfolio turnover rateF	24%G	22%	21%	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.8
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Government Money Market Fund 0.16%	7.5
Fidelity Series Inflation-Protected Bond Index Fund	7.0
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Growth Fund	4.0
Fidelity Series Overseas Fund	4.0
Fidelity Series International Value Fund	3.9
Fidelity Series Value Discovery Fund	3.4
Fidelity Series Stock Selector Large Cap Value Fund	3.3
73.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.3%
International Equity Funds	25.3%
Bond Funds	37.0%
Short-Term Funds	9.3%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $2,719,498)	2,720,000	2,719,516
	Shares	Value

Domestic Equity Funds - 28.3%
Fidelity Advisor Series Equity Growth Fund (b)	3,690,642	$67,132,786
Fidelity Advisor Series Growth Opportunities Fund (b)	2,517,233	46,291,920
Fidelity Advisor Series Small Cap Fund (b)	2,730,610	30,391,687
Fidelity Series All-Sector Equity Fund (b)	2,715,097	28,915,787
Fidelity Series Commodity Strategy Fund (b)	12,305,230	51,189,758
Fidelity Series Large Cap Stock Fund (b)	7,501,059	106,214,991
Fidelity Series Large Cap Value Index Fund (b)	989,513	11,478,352
Fidelity Series Opportunistic Insights Fund (b)	2,883,085	62,361,128
Fidelity Series Small Cap Opportunities Fund (b)	2,931,905	37,411,112
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,140,073	67,540,806
Fidelity Series Value Discovery Fund (b)	5,588,280	69,071,146
TOTAL DOMESTIC EQUITY FUNDS
(Cost $452,425,016)		577,999,473

International Equity Funds - 25.3%
Fidelity Series Canada Fund (b)	2,651,435	27,124,184
Fidelity Series Emerging Markets Fund (b)	2,346,228	22,124,928
Fidelity Series Emerging Markets Opportunities Fund (b)	9,565,825	200,691,017
Fidelity Series International Growth Fund (b)	4,309,855	80,939,078
Fidelity Series International Small Cap Fund (b)	1,391,330	24,765,672
Fidelity Series International Value Fund (b)	9,293,176	80,107,173
Fidelity Series Overseas Fund (b)	7,229,251	80,823,028
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $400,123,295)		516,575,080

Bond Funds - 37.0%
Fidelity Series Emerging Markets Debt Fund (b)	1,379,947	12,502,324
Fidelity Series Floating Rate High Income Fund (b)	272,460	2,411,268
Fidelity Series High Income Fund (b)	1,511,072	13,780,979
Fidelity Series Inflation-Protected Bond Index Fund (b)	13,445,001	143,861,515
Fidelity Series International Credit Fund (b)	148,616	1,547,090
Fidelity Series Investment Grade Bond Fund (b)	43,077,956	527,274,184
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,508,452	46,572,307
Fidelity Series Real Estate Income Fund (b)	873,652	8,719,049
TOTAL BOND FUNDS
(Cost $690,524,935)		756,668,716

Short-Term Funds - 9.3%
Fidelity Cash Central Fund 0.10% (c)	1,656,196	1,656,527
Fidelity Series Government Money Market Fund 0.16% (b)(d)	153,313,386	153,313,386
Fidelity Series Short-Term Credit Fund (b)	3,557,062	36,459,888
TOTAL SHORT-TERM FUNDS
(Cost $190,421,123)		191,429,801
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,736,213,867)		2,045,392,586
NET OTHER ASSETS (LIABILITIES) - 0.0%		(527,436)
NET ASSETS - 100%		$2,044,865,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	19	Dec. 2020	$1,760,540	$(14,634)	$(14,634)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	Dec. 2020	3,854,800	(25,165)	(25,165)
TOTAL FUTURES CONTRACTS					$(39,799)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,719,516.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,287
Total	$2,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$56,424,775	$4,775,913	$20,471,878	$--	$7,317,222	$19,086,754	$67,132,786
Fidelity Advisor Series Growth Opportunities Fund	36,258,544	2,357,425	16,177,744	--	5,161,967	18,691,728	46,291,920
Fidelity Advisor Series Small Cap Fund	23,472,121	3,181,085	4,023,374	--	121,039	7,640,816	30,391,687
Fidelity Series All-Sector Equity Fund	24,957,973	1,641,502	6,405,110	--	92,179	8,629,243	28,915,787
Fidelity Series Canada Fund	20,817,784	3,168,897	2,218,421	--	(207,092)	5,563,016	27,124,184
Fidelity Series Commodity Strategy Fund	62,195,061	1,701,692	19,467,629	217,674	(6,606,186)	13,366,820	51,189,758
Fidelity Series Emerging Markets Debt Fund	11,703,842	417,563	1,068,173	336,410	(42,983)	1,492,075	12,502,324
Fidelity Series Emerging Markets Fund	13,887,141	5,097,322	2,405,962	--	21,710	5,524,717	22,124,928
Fidelity Series Emerging Markets Opportunities Fund	133,928,919	40,989,885	26,700,931	--	2,148,492	50,324,652	200,691,017
Fidelity Series Floating Rate High Income Fund	2,359,894	75,117	258,428	55,485	(30,439)	265,124	2,411,268
Fidelity Series Government Money Market Fund 0.16%	174,487,580	37,704,884	58,879,078	183,648	--	--	153,313,386
Fidelity Series High Income Fund	13,191,722	483,767	1,292,145	385,599	(111,948)	1,509,583	13,780,979
Fidelity Series Inflation-Protected Bond Index Fund	134,709,885	17,885,310	17,032,873	113,198	138,934	8,160,259	143,861,515
Fidelity Series International Credit Fund	1,399,702	21,754	--	21,753	--	125,634	1,547,090
Fidelity Series International Growth Fund	93,842,946	907,625	36,962,011	--	14,609,945	8,540,573	80,939,078
Fidelity Series International Small Cap Fund	21,811,936	156,160	3,998,552	--	985,668	5,810,460	24,765,672
Fidelity Series International Value Fund	79,959,397	3,384,601	19,012,073	--	(1,534,190)	17,309,438	80,107,173
Fidelity Series Investment Grade Bond Fund	492,021,965	69,219,734	63,772,601	6,735,221	249,751	29,555,335	527,274,184
Fidelity Series Large Cap Stock Fund	90,315,569	9,602,149	10,313,372	3,844,590	308,584	16,302,061	106,214,991
Fidelity Series Large Cap Value Index Fund	9,382,282	1,350,216	1,244,710	--	72,207	1,918,357	11,478,352
Fidelity Series Long-Term Treasury Bond Index Fund	48,519,393	9,069,537	9,629,139	1,216,454	1,134,637	(2,522,121)	46,572,307
Fidelity Series Opportunistic Insights Fund	52,779,092	4,387,869	16,716,715	--	6,439,188	15,471,694	62,361,128
Fidelity Series Overseas Fund	78,348,582	2,872,244	22,186,501	--	(1,374,562)	23,163,265	80,823,028
Fidelity Series Real Estate Income Fund	7,762,552	346,254	809,844	284,635	(25,939)	1,446,026	8,719,049
Fidelity Series Short-Term Credit Fund	34,871,879	523,356	240,227	396,634	(981)	1,305,861	36,459,888
Fidelity Series Small Cap Opportunities Fund	29,675,940	4,542,922	4,485,480	234,582	45,390	7,632,340	37,411,112
Fidelity Series Stock Selector Large Cap Value Fund	56,594,104	5,288,755	7,290,789	--	165,226	12,783,510	67,540,806
Fidelity Series Value Discovery Fund	57,853,881	4,029,467	7,291,486	--	721,098	13,758,186	69,071,146
	$1,863,534,461	$235,183,005	$380,355,246	$14,025,883	$29,798,917	$292,855,406	$2,041,016,543

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$2,719,516	$--	$2,719,516	$--
Domestic Equity Funds	577,999,473	577,999,473	--	--
International Equity Funds	516,575,080	516,575,080	--	--
Bond Funds	756,668,716	756,668,716	--	--
Short-Term Funds	191,429,801	191,429,801	--	--
Total Investments in Securities:	$2,045,392,586	$2,042,673,070	$2,719,516	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(39,799)	$(39,799)	$--	$--
Total Liabilities	$(39,799)	$(39,799)	$--	$--
Total Derivative Instruments:	$(39,799)	$(39,799)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(39,799)
Total Equity Risk	0	(39,799)
Total Value of Derivatives	$0	$(39,799)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,719,498)	$2,719,516
Fidelity Central Funds (cost $1,656,527)	1,656,527
Other affiliated issuers (cost $1,731,837,842)	2,041,016,543
Total Investment in Securities (cost $1,736,213,867)		$2,045,392,586
Receivable for investments sold		38,079,408
Receivable for fund shares sold		1,223,564
Distributions receivable from Fidelity Central Funds		135
Total assets		2,084,695,693
Liabilities
Payable for investments purchased	$35,021,797
Payable for fund shares redeemed	3,329,629
Accrued management fee	1,008,281
Distribution and service plan fees payable	350,914
Payable for daily variation margin on futures contracts	119,922
Total liabilities		39,830,543
Net Assets		$2,044,865,150
Net Assets consist of:
Paid in capital		$1,708,330,035
Total accumulated earnings (loss)		336,535,115
Net Assets		$2,044,865,150
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($865,716,685 ÷ 65,726,714 shares)(a)		$13.17
Maximum offering price per share (100/94.25 of $13.17)		$13.97
Class M:
Net Asset Value and redemption price per share ($301,852,958 ÷ 22,946,396 shares)(a)		$13.15
Maximum offering price per share (100/96.50 of $13.15)		$13.63
Class C:
Net Asset Value and offering price per share ($50,320,592 ÷ 3,867,890 shares)(a)		$13.01
Class I:
Net Asset Value, offering price and redemption price per share ($715,864,916 ÷ 53,845,299 shares)		$13.29
Class Z:
Net Asset Value, offering price and redemption price per share ($39,921,116 ÷ 3,023,284 shares)		$13.20
Class Z6:
Net Asset Value, offering price and redemption price per share ($71,188,883 ÷ 5,372,362 shares)		$13.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,777,009
Interest		2,946
Income from Fidelity Central Funds		2,287
Total income		10,782,242
Expenses
Management fee	$5,950,257
Distribution and service plan fees	2,073,364
Independent trustees' fees and expenses	2,812
Total expenses before reductions	8,026,433
Expense reductions	(163)
Total expenses after reductions		8,026,270
Net investment income (loss)		2,755,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2
Fidelity Central Funds	(381)
Other affiliated issuers	29,798,917
Futures contracts	(2,041,932)
Capital gain distributions from underlying funds:
Affiliated issuers	3,248,874
Total net realized gain (loss)		31,005,480
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,697)
Fidelity Central Funds	(101)
Other affiliated issuers	292,855,406
Futures contracts	(39,799)
Total change in net unrealized appreciation (depreciation)		292,813,809
Net gain (loss)		323,819,289
Net increase (decrease) in net assets resulting from operations		$326,575,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,755,972	$33,685,728
Net realized gain (loss)	31,005,480	119,576,285
Change in net unrealized appreciation (depreciation)	292,813,809	(223,185,697)
Net increase (decrease) in net assets resulting from operations	326,575,261	(69,923,684)
Distributions to shareholders	(75,196,423)	(150,473,417)
Share transactions - net increase (decrease)	(75,993,401)	(200,998,401)
Total increase (decrease) in net assets	175,385,437	(421,395,502)
Net Assets
Beginning of period	1,869,479,713	2,290,875,215
End of period	$2,044,865,150	$1,869,479,713

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$12.97	$13.71	$13.31	$12.51	$13.44
Income from Investment Operations
Net investment income (loss)A	.01	.19	.22	.16	.19	.21
Net realized and unrealized gain (loss)	2.00	(.65)	.18	1.05	1.16	(.51)
Total from investment operations	2.01	(.46)	.40	1.21	1.35	(.30)
Distributions from net investment income	(.01)	(.20)	(.22)	(.18)	(.19)	(.21)
Distributions from net realized gain	(.47)	(.68)	(.92)	(.62)	(.36)	(.41)
Total distributions	(.47)B	(.88)	(1.14)	(.81)B	(.55)	(.63)B
Net asset value, end of period	$13.17	$11.63	$12.97	$13.71	$13.31	$12.51
Total ReturnC,D,E	17.71%	(4.15)%	3.40%	9.15%	11.17%	(2.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.85%	.86%	.76%	.25%	.25%
Expenses net of fee waivers, if any	.84%H	.85%	.86%	.76%	.25%	.25%
Expenses net of all reductions	.84%H	.85%	.86%	.76%	.25%	.25%
Net investment income (loss)	.22%H	1.46%	1.68%	1.18%	1.46%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$865,717	$800,330	$1,038,299	$1,196,128	$1,315,261	$1,442,826
Portfolio turnover rateG	23%H	25%	22%	20%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$12.96	$13.71	$13.30	$12.51	$13.44
Income from Investment Operations
Net investment income (loss)A	–	.16	.19	.13	.15	.18
Net realized and unrealized gain (loss)	1.99	(.65)	.17	1.05	1.16	(.52)
Total from investment operations	1.99	(.49)	.36	1.18	1.31	(.34)
Distributions from net investment income	–	(.17)	(.19)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.46)	(.68)	(.92)	(.62)	(.36)	(.41)
Total distributions	(.46)	(.85)	(1.11)	(.77)	(.52)	(.59)
Net asset value, end of period	$13.15	$11.62	$12.96	$13.71	$13.30	$12.51
Total ReturnB,C,D	17.55%	(4.38)%	3.07%	8.97%	10.81%	(2.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.09%G	1.10%	1.11%	1.01%	.50%	.50%
Expenses net of fee waivers, if any	1.09%G	1.10%	1.11%	1.01%	.50%	.50%
Expenses net of all reductions	1.09%G	1.10%	1.11%	1.01%	.50%	.50%
Net investment income (loss)	(.03)%G	1.21%	1.43%	.92%	1.21%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$301,853	$277,496	$345,810	$374,470	$396,330	$394,406
Portfolio turnover rateF	23%G	25%	22%	20%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$12.86	$13.60	$13.20	$12.42	$13.35
Income from Investment Operations
Net investment income (loss)A	(.03)	.09	.12	.06	.09	.11
Net realized and unrealized gain (loss)	1.97	(.64)	.17	1.05	1.15	(.51)
Total from investment operations	1.94	(.55)	.29	1.11	1.24	(.40)
Distributions from net investment income	–	(.11)	(.14)	(.09)	(.10)	(.12)
Distributions from net realized gain	(.45)	(.68)	(.90)	(.62)	(.36)	(.41)
Total distributions	(.45)	(.79)	(1.03)B	(.71)	(.46)	(.53)
Net asset value, end of period	$13.01	$11.52	$12.86	$13.60	$13.20	$12.42
Total ReturnC,D,E	17.25%	(4.81)%	2.55%	8.45%	10.26%	(3.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.60%	1.61%	1.52%	1.00%	1.00%
Expenses net of fee waivers, if any	1.59%H	1.60%	1.61%	1.52%	1.00%	1.00%
Expenses net of all reductions	1.59%H	1.60%	1.61%	1.52%	1.00%	1.00%
Net investment income (loss)	(.53)%H	.71%	.93%	.42%	.71%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$50,321	$46,563	$63,123	$98,878	$101,268	$105,128
Portfolio turnover rateG	23%H	25%	22%	20%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$13.07	$13.82	$13.41	$12.61	$13.54
Income from Investment Operations
Net investment income (loss)A	.03	.22	.26	.20	.22	.24
Net realized and unrealized gain (loss)	2.01	(.65)	.17	1.05	1.16	(.51)
Total from investment operations	2.04	(.43)	.43	1.25	1.38	(.27)
Distributions from net investment income	(.01)	(.23)	(.26)	(.22)	(.22)	(.25)
Distributions from net realized gain	(.47)	(.68)	(.92)	(.62)	(.36)	(.41)
Total distributions	(.48)	(.91)	(1.18)	(.84)	(.58)	(.66)
Net asset value, end of period	$13.29	$11.73	$13.07	$13.82	$13.41	$12.61
Total ReturnB,C	17.81%	(3.87)%	3.61%	9.45%	11.36%	(2.07)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%F	.60%	.61%	.52%	- %G	- %G
Expenses net of fee waivers, if any	.59%F	.60%	.61%	.52%	-%	-%
Expenses net of all reductions	.59%F	.60%	.61%	.52%	-%	-%
Net investment income (loss)	.47%F	1.71%	1.92%	1.42%	1.71%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$715,865	$654,422	$795,372	$803,562	$743,042	$767,908
Portfolio turnover rateE	23%F	25%	22%	20%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)B	.03	.23	.21
Net realized and unrealized gain (loss)	2.00	(.64)	(.15)C
Total from investment operations	2.03	(.41)	.06
Distributions from net investment income	(.02)	(.28)	(.30)
Distributions from net realized gain	(.47)	(.68)	(.43)
Total distributions	(.48)D	(.96)	(.73)
Net asset value, end of period	$13.20	$11.65	$13.02
Total ReturnE,F	17.89%	(3.82)%	.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%I	.53%J	.54%I,J
Expenses net of fee waivers, if any	.52%I	.53%J	.54%I,J
Expenses net of all reductions	.52%I	.53%J	.54%I,J
Net investment income (loss)	.54%I	1.78%	3.41%I
Supplemental Data
Net assets, end of period (000 omitted)	$39,921	$33,172	$2,585
Portfolio turnover rateH	23%I	25%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$13.04	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B	.04	.25	.28	.08
Net realized and unrealized gain (loss)	2.01	(.65)	.17	.75
Total from investment operations	2.05	(.40)	.45	.83
Distributions from net investment income	(.02)	(.27)	(.30)	(.23)
Distributions from net realized gain	(.47)	(.68)	(.92)	(.41)
Total distributions	(.49)	(.95)	(1.22)	(.64)
Net asset value, end of period	$13.25	$11.69	$13.04	$13.81
Total ReturnC,D	17.95%	(3.72)%	3.76%	6.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.43%	.43%	.45%G,H
Expenses net of fee waivers, if any	.42%G	.43%	.43%	.45%G,H
Expenses net of all reductions	.42%G	.43%	.43%	.45%G,H
Net investment income (loss)	.64%G	1.88%	2.10%	.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$71,189	$57,497	$45,686	$29,132
Portfolio turnover rateF	23%G	25%	22%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.2
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series Government Money Market Fund 0.16%	5.0
Fidelity Series International Growth Fund	4.5
Fidelity Series Overseas Fund	4.4
Fidelity Series International Value Fund	4.4
Fidelity Series Value Discovery Fund	3.9
Fidelity Series Stock Selector Large Cap Value Fund	3.8
72.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.2%
International Equity Funds	27.9%
Bond Funds	33.6%
Short-Term Funds	6.2%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.11% 11/12/20 to 12/10/20 (a)
(Cost $3,659,322)	3,660,000	3,659,352
	Shares	Value

Domestic Equity Funds - 32.2%
Fidelity Advisor Series Equity Growth Fund (b)	5,873,933	$106,846,833
Fidelity Advisor Series Growth Opportunities Fund (b)	4,006,362	73,677,006
Fidelity Advisor Series Small Cap Fund (b)	4,345,664	48,367,235
Fidelity Series All-Sector Equity Fund (b)	4,320,754	46,016,027
Fidelity Series Commodity Strategy Fund (b)	17,044,937	70,906,936
Fidelity Series Large Cap Stock Fund (b)	11,937,281	169,031,904
Fidelity Series Large Cap Value Index Fund (b)	1,574,785	18,267,504
Fidelity Series Opportunistic Insights Fund (b)	4,588,110	99,240,815
Fidelity Series Small Cap Opportunities Fund (b)	4,666,107	59,539,524
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,771,847	107,490,320
Fidelity Series Value Discovery Fund (b)	8,893,664	109,925,683
TOTAL DOMESTIC EQUITY FUNDS
(Cost $714,349,787)		909,309,787

International Equity Funds - 27.9%
Fidelity Series Canada Fund (b)	4,132,193	42,272,331
Fidelity Series Emerging Markets Fund (b)	3,484,799	32,861,650
Fidelity Series Emerging Markets Opportunities Fund (b)	14,165,179	297,185,454
Fidelity Series International Growth Fund (b)	6,713,246	126,074,752
Fidelity Series International Small Cap Fund (b)	2,181,688	38,834,052
Fidelity Series International Value Fund (b)	14,477,880	124,799,322
Fidelity Series Overseas Fund (b)	11,260,603	125,893,540
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $623,407,727)		787,921,101

Bond Funds - 33.6%
Fidelity Series Emerging Markets Debt Fund (b)	1,876,671	17,002,643
Fidelity Series Floating Rate High Income Fund (b)	380,192	3,364,700
Fidelity Series High Income Fund (b)	2,092,180	19,080,684
Fidelity Series Inflation-Protected Bond Index Fund (b)	16,550,930	177,094,954
Fidelity Series International Credit Fund (b)	172,300	1,793,648
Fidelity Series Investment Grade Bond Fund (b)	53,647,067	656,640,099
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,229,965	64,355,535
Fidelity Series Real Estate Income Fund (b)	1,174,893	11,725,433
TOTAL BOND FUNDS
(Cost $877,267,508)		951,057,696

Short-Term Funds - 6.2%
Fidelity Cash Central Fund 0.10% (c)	2,535,088	2,535,595
Fidelity Series Government Money Market Fund 0.16% (b)(d)	142,294,585	142,294,585
Fidelity Series Short-Term Credit Fund (b)	2,945,768	30,194,119
TOTAL SHORT-TERM FUNDS
(Cost $174,197,846)		175,024,299
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,392,882,190)		2,826,972,235
NET OTHER ASSETS (LIABILITIES) - 0.0%		(675,907)
NET ASSETS - 100%		$2,826,296,328

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	29	Dec. 2020	$2,687,140	$(18,243)	$(18,243)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	33	Dec. 2020	5,530,800	(36,106)	(36,106)
TOTAL FUTURES CONTRACTS					$(54,349)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,659,352.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,269
Total	$3,269

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,460,082	$7,672,634	$29,335,648	$--	$9,582,978	$31,466,787	$106,846,833
Fidelity Advisor Series Growth Opportunities Fund	56,215,023	3,554,424	23,234,295	--	7,378,843	29,763,011	73,677,006
Fidelity Advisor Series Small Cap Fund	36,379,080	4,590,134	4,749,014	--	177,842	11,969,193	48,367,235
Fidelity Series All-Sector Equity Fund	38,592,517	2,427,419	8,580,837	--	153,666	13,423,262	46,016,027
Fidelity Series Canada Fund	31,394,529	4,821,652	1,919,035	--	(185,272)	8,160,457	42,272,331
Fidelity Series Commodity Strategy Fund	83,246,186	2,966,687	24,477,105	300,654	(10,532,466)	19,703,634	70,906,936
Fidelity Series Emerging Markets Debt Fund	15,537,834	648,562	1,117,708	452,093	(62,417)	1,996,372	17,002,643
Fidelity Series Emerging Markets Fund	20,237,886	7,352,530	2,791,819	--	31,046	8,032,007	32,861,650
Fidelity Series Emerging Markets Opportunities Fund	195,001,160	56,988,210	30,934,795	--	2,074,356	74,056,523	297,185,454
Fidelity Series Floating Rate High Income Fund	3,191,164	123,737	270,413	76,204	(24,219)	344,431	3,364,700
Fidelity Series Government Money Market Fund 0.16%	164,696,706	47,761,767	70,163,888	168,922	--	--	142,294,585
Fidelity Series High Income Fund	17,771,699	764,317	1,352,067	526,652	(64,623)	1,961,358	19,080,684
Fidelity Series Inflation-Protected Bond Index Fund	160,441,556	23,712,332	17,075,151	136,332	174,461	9,841,756	177,094,954
Fidelity Series International Credit Fund	1,622,771	25,221	--	25,220	--	145,656	1,793,648
Fidelity Series International Growth Fund	139,525,213	1,213,155	49,704,506	--	18,034,947	17,005,943	126,074,752
Fidelity Series International Small Cap Fund	32,315,563	377,165	4,218,910	--	867,529	9,492,705	38,834,052
Fidelity Series International Value Fund	119,395,743	5,980,510	24,479,678	--	(2,941,794)	26,844,541	124,799,322
Fidelity Series Investment Grade Bond Fund	589,096,992	97,477,736	65,895,231	8,224,022	(121,439)	36,082,041	656,640,099
Fidelity Series Large Cap Stock Fund	140,947,103	12,954,080	10,626,533	6,007,909	168,018	25,589,236	169,031,904
Fidelity Series Large Cap Value Index Fund	14,557,841	2,123,779	1,521,346	--	87,441	3,019,789	18,267,504
Fidelity Series Long-Term Treasury Bond Index Fund	64,449,359	12,351,559	10,554,489	1,628,671	1,454,262	(3,345,156)	64,355,535
Fidelity Series Opportunistic Insights Fund	81,798,486	6,862,429	23,505,378	--	8,771,896	25,313,382	99,240,815
Fidelity Series Overseas Fund	116,949,455	3,727,297	27,702,594	--	(1,643,828)	34,563,210	125,893,540
Fidelity Series Real Estate Income Fund	10,167,652	528,741	847,378	379,721	(70,303)	1,946,721	11,725,433
Fidelity Series Short-Term Credit Fund	28,820,302	423,357	129,650	328,432	(1,823)	1,081,933	30,194,119
Fidelity Series Small Cap Opportunities Fund	46,096,898	6,518,214	5,094,236	367,546	4,368	12,014,280	59,539,524
Fidelity Series Stock Selector Large Cap Value Fund	88,686,437	7,395,331	8,861,964	--	367,731	19,902,785	107,490,320
Fidelity Series Value Discovery Fund	89,619,864	6,705,583	8,874,659	--	676,782	21,798,113	109,925,683
	$2,474,215,101	$328,048,562	$458,018,327	$18,622,378	$34,357,982	$442,173,970	$2,820,777,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$3,659,352	$--	$3,659,352	$--
Domestic Equity Funds	909,309,787	909,309,787	--	--
International Equity Funds	787,921,101	787,921,101	--	--
Bond Funds	951,057,696	951,057,696	--	--
Short-Term Funds	175,024,299	175,024,299	--	--
Total Investments in Securities:	$2,826,972,235	$2,823,312,883	$3,659,352	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(54,349)	$(54,349)	$--	$--
Total Liabilities	$(54,349)	$(54,349)	$--	$--
Total Derivative Instruments:	$(54,349)	$(54,349)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(54,349)
Total Equity Risk	0	(54,349)
Total Value of Derivatives	$0	$(54,349)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,659,322)	$3,659,352
Fidelity Central Funds (cost $2,535,595)	2,535,595
Other affiliated issuers (cost $2,386,687,273)	2,820,777,288
Total Investment in Securities (cost $2,392,882,190)		$2,826,972,235
Receivable for investments sold		47,495,280
Receivable for fund shares sold		1,396,630
Distributions receivable from Fidelity Central Funds		212
Total assets		2,875,864,357
Liabilities
Payable for investments purchased	$43,883,469
Payable for fund shares redeemed	3,585,764
Accrued management fee	1,488,819
Distribution and service plan fees payable	465,754
Payable for daily variation margin on futures contracts	144,223
Total liabilities		49,568,029
Net Assets		$2,826,296,328
Net Assets consist of:
Paid in capital		$2,364,299,740
Total accumulated earnings (loss)		461,996,588
Net Assets		$2,826,296,328
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,185,457,649 ÷ 89,057,779 shares)(a)		$13.31
Maximum offering price per share (100/94.25 of $13.31)		$14.12
Class M:
Net Asset Value and redemption price per share ($402,392,198 ÷ 30,202,418 shares)(a)		$13.32
Maximum offering price per share (100/96.50 of $13.32)		$13.80
Class C:
Net Asset Value and offering price per share ($57,125,402 ÷ 4,382,822 shares)(a)		$13.03
Class I:
Net Asset Value, offering price and redemption price per share ($1,031,916,339 ÷ 76,714,228 shares)		$13.45
Class Z:
Net Asset Value, offering price and redemption price per share ($45,393,379 ÷ 3,399,116 shares)		$13.35
Class Z6:
Net Asset Value, offering price and redemption price per share ($104,011,361 ÷ 7,757,034 shares)		$13.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,781,874
Interest		3,175
Income from Fidelity Central Funds		3,269
Total income		13,788,318
Expenses
Management fee	$8,659,546
Distribution and service plan fees	2,719,970
Independent trustees' fees and expenses	3,786
Total expenses before reductions	11,383,302
Expense reductions	(139)
Total expenses after reductions		11,383,163
Net investment income (loss)		2,405,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5
Fidelity Central Funds	(521)
Other affiliated issuers	34,357,982
Futures contracts	(2,584,048)
Capital gain distributions from underlying funds:
Affiliated issuers	4,840,504
Total net realized gain (loss)		36,613,922
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,478)
Fidelity Central Funds	(187)
Other affiliated issuers	442,173,970
Futures contracts	(54,349)
Total change in net unrealized appreciation (depreciation)		442,117,956
Net gain (loss)		478,731,878
Net increase (decrease) in net assets resulting from operations		$481,137,033

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,405,155	$42,568,074
Net realized gain (loss)	36,613,922	137,576,481
Change in net unrealized appreciation (depreciation)	442,117,956	(306,768,217)
Net increase (decrease) in net assets resulting from operations	481,137,033	(126,623,662)
Distributions to shareholders	(93,712,140)	(191,668,113)
Share transactions - net increase (decrease)	(43,538,472)	(102,512,436)
Total increase (decrease) in net assets	343,886,421	(420,804,211)
Net Assets
Beginning of period	2,482,409,907	2,903,214,118
End of period	$2,826,296,328	$2,482,409,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$12.99	$13.74	$13.16	$12.29	$13.25
Income from Investment Operations
Net investment income (loss)A	.01	.18	.21	.15	.18	.19
Net realized and unrealized gain (loss)	2.19	(.76)	.18	1.15	1.24	(.54)
Total from investment operations	2.20	(.58)	.39	1.30	1.42	(.35)
Distributions from net investment income	–	(.19)	(.21)	(.17)	(.18)	(.20)
Distributions from net realized gain	(.44)	(.67)	(.93)	(.55)	(.37)	(.42)
Total distributions	(.44)	(.86)	(1.14)	(.72)	(.55)	(.61)B
Net asset value, end of period	$13.31	$11.55	$12.99	$13.74	$13.16	$12.29
Total ReturnC,D,E	19.44%	(5.09)%	3.34%	9.96%	12.00%	(2.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H,I	.89%	.90%	.80%	.25%	.25%
Expenses net of fee waivers, if any	.88%H,I	.89%	.90%	.80%	.25%	.25%
Expenses net of all reductions	.88%H,I	.89%	.90%	.80%	.25%	.25%
Net investment income (loss)	.11%H	1.40%	1.62%	1.11%	1.43%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,185,458	$1,043,442	$1,304,020	$1,435,987	$1,503,384	$1,543,665
Portfolio turnover rateG	24%H	29%	24%	23%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$13.01	$13.76	$13.18	$12.31	$13.27
Income from Investment Operations
Net investment income (loss)A	(.01)	.15	.18	.12	.15	.16
Net realized and unrealized gain (loss)	2.19	(.76)	.18	1.15	1.24	(.54)
Total from investment operations	2.18	(.61)	.36	1.27	1.39	(.38)
Distributions from net investment income	–	(.16)	(.19)	(.14)	(.15)	(.16)
Distributions from net realized gain	(.43)	(.67)	(.92)	(.55)	(.37)	(.42)
Total distributions	(.43)	(.83)	(1.11)	(.69)	(.52)	(.58)
Net asset value, end of period	$13.32	$11.57	$13.01	$13.76	$13.18	$12.31
Total ReturnB,C,D	19.27%	(5.31)%	3.09%	9.69%	11.70%	(2.95)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%G,H	1.14%	1.15%	1.05%	.50%	.50%
Expenses net of fee waivers, if any	1.13%G,H	1.14%	1.15%	1.05%	.50%	.50%
Expenses net of all reductions	1.13%G,H	1.14%	1.15%	1.05%	.50%	.50%
Net investment income (loss)	(.14)%G	1.15%	1.37%	.86%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$402,392	$362,131	$423,584	$432,227	$418,713	$399,088
Portfolio turnover rateF	24%G	29%	24%	23%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$12.80	$13.54	$12.98	$12.14	$13.09
Income from Investment Operations
Net investment income (loss)A	(.04)	.08	.11	.05	.08	.10
Net realized and unrealized gain (loss)	2.15	(.75)	.18	1.13	1.23	(.53)
Total from investment operations	2.11	(.67)	.29	1.18	1.31	(.43)
Distributions from net investment income	–	(.11)	(.13)	(.08)	(.10)	(.11)
Distributions from net realized gain	(.43)	(.66)	(.91)	(.54)	(.37)	(.41)
Total distributions	(.43)	(.78)B	(1.03)B	(.62)	(.47)	(.52)
Net asset value, end of period	$13.03	$11.35	$12.80	$13.54	$12.98	$12.14
Total ReturnC,D,E	19.02%	(5.85)%	2.59%	9.14%	11.13%	(3.40)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.63%H,I	1.64%	1.65%	1.55%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%H,I	1.64%	1.65%	1.55%	1.00%	1.00%
Expenses net of all reductions	1.63%H,I	1.64%	1.65%	1.55%	1.00%	1.00%
Net investment income (loss)	(.64)%H	.65%	.87%	.36%	.68%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$57,125	$51,559	$64,691	$97,691	$97,994	$91,941
Portfolio turnover rateG	24%H	29%	24%	23%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$13.11	$13.86	$13.27	$12.39	$13.35
Income from Investment Operations
Net investment income (loss)A	.02	.22	.25	.19	.21	.23
Net realized and unrealized gain (loss)	2.22	(.77)	.18	1.16	1.26	(.54)
Total from investment operations	2.24	(.55)	.43	1.35	1.47	(.31)
Distributions from net investment income	(.01)	(.22)	(.25)	(.21)	(.21)	(.23)
Distributions from net realized gain	(.44)	(.67)	(.93)	(.55)	(.37)	(.42)
Total distributions	(.45)	(.90)B	(1.18)	(.76)	(.59)B	(.65)
Net asset value, end of period	$13.45	$11.66	$13.11	$13.86	$13.27	$12.39
Total ReturnC,D	19.61%	(4.89)%	3.63%	10.26%	12.26%	(2.44)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G,H	.64%	.65%	.56%	- %I	- %I
Expenses net of fee waivers, if any	.63%G,H	.64%	.65%	.56%	-%	-%
Expenses net of all reductions	.63%G,H	.64%	.65%	.56%	-%	-%
Net investment income (loss)	.36%G	1.65%	1.87%	1.35%	1.68%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,031,916	$911,020	$1,051,420	$1,018,536	$879,740	$870,772
Portfolio turnover rateF	24%G	29%	24%	23%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$13.05	$13.78
Income from Investment Operations
Net investment income (loss)B	.03	.23	.03
Net realized and unrealized gain (loss)	2.19	(.76)	(.02)C
Total from investment operations	2.22	(.53)	.01
Distributions from net investment income	(.01)	(.27)	(.30)
Distributions from net realized gain	(.44)	(.67)	(.44)
Total distributions	(.45)	(.94)	(.74)
Net asset value, end of period	$13.35	$11.58	$13.05
Total ReturnD,E	19.61%	(4.77)%	.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.55%H	.56%	.56%H
Expenses net of fee waivers, if any	.55%H	.56%	.56%H
Expenses net of all reductions	.55%H	.56%	.56%H
Net investment income (loss)	.45%H	1.74%	.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$45,393	$36,620	$3,396
Portfolio turnover rateG	24%H	29%	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$13.08	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B	.04	.24	.27	.10
Net realized and unrealized gain (loss)	2.20	(.77)	.18	.80
Total from investment operations	2.24	(.53)	.45	.90
Distributions from net investment income	(.01)	(.26)	(.29)	(.22)
Distributions from net realized gain	(.44)	(.67)	(.93)	(.36)
Total distributions	(.45)	(.93)	(1.22)	(.58)
Net asset value, end of period	$13.41	$11.62	$13.08	$13.85
Total ReturnC,D	19.75%	(4.72)%	3.85%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.45%	.45%	.47%G,H
Expenses net of fee waivers, if any	.44%G	.45%	.45%	.47%G,H
Expenses net of all reductions	.44%G	.45%	.45%	.47%G,H
Net investment income (loss)	.55%G	1.85%	2.07%	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$104,011	$77,638	$56,103	$24,926
Portfolio turnover rateF	24%G	29%	24%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.9
Fidelity Series Emerging Markets Opportunities Fund	11.4
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Growth Fund	5.1
Fidelity Series Overseas Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Stock Selector Large Cap Value Fund	4.4
Fidelity Advisor Series Equity Growth Fund	4.4
72.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.2%
International Equity Funds	31.2%
Bond Funds	29.5%
Short-Term Funds	2.0%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $4,039,240)	4,040,000	4,039,277
	Shares	Value

Domestic Equity Funds - 37.2%
Fidelity Advisor Series Equity Growth Fund (b)	7,401,916	$134,640,854
Fidelity Advisor Series Growth Opportunities Fund (b)	5,048,505	92,842,003
Fidelity Advisor Series Small Cap Fund (b)	5,475,776	60,945,389
Fidelity Series All-Sector Equity Fund (b)	5,444,258	57,981,352
Fidelity Series Commodity Strategy Fund (b)	18,406,317	76,570,277
Fidelity Series Large Cap Stock Fund (b)	15,041,466	212,987,157
Fidelity Series Large Cap Value Index Fund (b)	1,984,391	23,018,940
Fidelity Series Opportunistic Insights Fund (b)	5,781,158	125,046,439
Fidelity Series Small Cap Opportunities Fund (b)	5,879,609	75,023,814
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,313,287	135,446,156
Fidelity Series Value Discovery Fund (b)	11,206,761	138,515,563
TOTAL DOMESTIC EQUITY FUNDS
(Cost $894,621,843)		1,133,017,944

International Equity Funds - 31.2%
Fidelity Series Canada Fund (b)	5,120,270	52,380,367
Fidelity Series Emerging Markets Fund (b)	4,084,294	38,514,889
Fidelity Series Emerging Markets Opportunities Fund (b)	16,558,783	347,403,274
Fidelity Series International Growth Fund (b)	8,275,250	155,409,191
Fidelity Series International Small Cap Fund (b)	2,703,076	48,114,762
Fidelity Series International Value Fund (b)	17,848,096	153,850,583
Fidelity Series Overseas Fund (b)	13,880,546	155,184,509
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $762,265,391)		950,857,575

Bond Funds - 29.5%
Fidelity Series Emerging Markets Debt Fund (b)	1,987,065	18,002,807
Fidelity Series Floating Rate High Income Fund (b)	392,780	3,476,102
Fidelity Series High Income Fund (b)	2,252,657	20,544,233
Fidelity Series Inflation-Protected Bond Index Fund (b)	15,672,561	167,696,405
Fidelity Series International Credit Fund (b)	168,935	1,758,613
Fidelity Series Investment Grade Bond Fund (b)	49,553,436	606,534,060
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,680,106	69,005,495
Fidelity Series Real Estate Income Fund (b)	1,225,708	12,232,569
TOTAL BOND FUNDS
(Cost $833,281,514)		899,250,284

Short-Term Funds - 2.0%
Fidelity Cash Central Fund 0.10% (c)	3,311,452	3,312,114
Fidelity Series Government Money Market Fund 0.16% (b)(d)	51,116,807	51,116,807
Fidelity Series Short-Term Credit Fund (b)	486,893	4,990,653
TOTAL SHORT-TERM FUNDS
(Cost $59,232,461)		59,419,574
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,553,440,449)		3,046,584,654
NET OTHER ASSETS (LIABILITIES) - 0.0%		(733,186)
NET ASSETS - 100%		$3,045,851,468

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	38	Dec. 2020	$3,521,080	$(18,264)	$(18,264)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Dec. 2020	6,201,200	(40,483)	(40,483)
TOTAL FUTURES CONTRACTS					$(58,747)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,039,277.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,827
Total	$3,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$111,240,654	$8,513,255	$36,722,051	$--	$11,435,371	$40,173,625	$134,640,854
Fidelity Advisor Series Growth Opportunities Fund	71,520,474	4,041,672	29,306,340	--	8,711,915	37,874,282	92,842,003
Fidelity Advisor Series Small Cap Fund	46,344,617	4,359,464	5,181,106	--	232,112	15,190,302	60,945,389
Fidelity Series All-Sector Equity Fund	48,155,332	2,114,105	9,354,487	--	332,662	16,733,740	57,981,352
Fidelity Series Canada Fund	37,606,265	7,422,262	2,394,035	--	(220,660)	9,966,535	52,380,367
Fidelity Series Commodity Strategy Fund	87,773,356	3,399,856	24,315,877	324,363	(11,193,050)	20,905,992	76,570,277
Fidelity Series Emerging Markets Debt Fund	16,302,221	699,390	1,036,057	477,019	(20,953)	2,058,206	18,002,807
Fidelity Series Emerging Markets Fund	23,842,722	8,047,890	2,720,762	--	(377)	9,345,416	38,514,889
Fidelity Series Emerging Markets Opportunities Fund	226,796,283	62,269,091	30,156,800	--	1,779,138	86,715,562	347,403,274
Fidelity Series Floating Rate High Income Fund	3,265,544	132,270	250,659	78,470	(20,370)	349,317	3,476,102
Fidelity Series Government Money Market Fund 0.16%	81,086,548	43,656,979	73,626,720	60,049	--	--	51,116,807
Fidelity Series High Income Fund	18,933,845	833,619	1,253,295	564,624	(52,630)	2,082,694	20,544,233
Fidelity Series Inflation-Protected Bond Index Fund	137,094,285	34,724,618	13,171,119	122,413	105,050	8,943,571	167,696,405
Fidelity Series International Credit Fund	1,591,074	24,728	--	24,727	--	142,811	1,758,613
Fidelity Series International Growth Fund	166,883,436	1,868,126	55,954,875	--	19,110,480	23,502,024	155,409,191
Fidelity Series International Small Cap Fund	38,534,871	549,789	3,527,371	--	624,462	11,933,011	48,114,762
Fidelity Series International Value Fund	144,449,251	6,613,529	26,458,333	--	(3,481,798)	32,727,934	153,850,583
Fidelity Series Investment Grade Bond Fund	519,669,402	107,631,780	52,850,620	7,424,328	(93,530)	32,177,028	606,534,060
Fidelity Series Large Cap Stock Fund	177,471,890	14,755,715	11,543,959	7,509,221	(1,440)	32,304,951	212,987,157
Fidelity Series Large Cap Value Index Fund	18,531,443	2,250,409	1,706,493	--	83,588	3,859,993	23,018,940
Fidelity Series Long-Term Treasury Bond Index Fund	66,315,452	13,557,801	8,839,292	1,713,281	1,230,771	(3,259,237)	69,005,495
Fidelity Series Opportunistic Insights Fund	104,031,816	8,159,041	30,030,873	--	11,081,217	31,805,238	125,046,439
Fidelity Series Overseas Fund	141,056,710	3,589,033	29,434,136	--	(1,401,635)	41,374,537	155,184,509
Fidelity Series Real Estate Income Fund	10,506,176	563,214	785,501	394,541	(51,163)	1,999,843	12,232,569
Fidelity Series Short-Term Credit Fund	4,719,175	130,841	37,886	54,273	85	178,438	4,990,653
Fidelity Series Small Cap Opportunities Fund	58,673,187	6,634,608	5,416,627	459,699	(5,156)	15,137,802	75,023,814
Fidelity Series Stock Selector Large Cap Value Fund	109,453,601	10,684,059	9,992,418	--	19,320	25,281,594	135,446,156
Fidelity Series Value Discovery Fund	113,582,046	6,769,112	9,961,189	--	187,442	27,938,152	138,515,563
	$2,585,431,676	$363,996,256	$476,028,881	$19,207,008	$38,390,851	$527,443,361	$3,039,233,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$4,039,277	$--	$4,039,277	$--
Domestic Equity Funds	1,133,017,944	1,133,017,944	--	--
International Equity Funds	950,857,575	950,857,575	--	--
Bond Funds	899,250,284	899,250,284	--	--
Short-Term Funds	59,419,574	59,419,574	--	--
Total Investments in Securities:	$3,046,584,654	$3,042,545,377	$4,039,277	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(58,747)	$(58,747)	$--	$--
Total Liabilities	$(58,747)	$(58,747)	$--	$--
Total Derivative Instruments:	$(58,747)	$(58,747)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(58,747)
Total Equity Risk	0	(58,747)
Total Value of Derivatives	$0	$(58,747)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,039,240)	$4,039,277
Fidelity Central Funds (cost $3,312,061)	3,312,114
Other affiliated issuers (cost $2,546,089,148)	3,039,233,263
Total Investment in Securities (cost $2,553,440,449)		$3,046,584,654
Receivable for investments sold		50,082,725
Receivable for fund shares sold		1,549,852
Distributions receivable from Fidelity Central Funds		281
Total assets		3,098,217,512
Liabilities
Payable for investments purchased	$45,956,719
Payable for fund shares redeemed	4,048,211
Accrued management fee	1,709,088
Distribution and service plan fees payable	497,409
Payable for daily variation margin on futures contracts	154,617
Total liabilities		52,366,044
Net Assets		$3,045,851,468
Net Assets consist of:
Paid in capital		$2,522,571,091
Total accumulated earnings (loss)		523,280,377
Net Assets		$3,045,851,468
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,209,516,544 ÷ 84,464,163 shares)(a)		$14.32
Maximum offering price per share (100/94.25 of $14.32)		$15.19
Class M:
Net Asset Value and redemption price per share ($454,443,710 ÷ 31,967,279 shares)(a)		$14.22
Maximum offering price per share (100/96.50 of $14.22)		$14.74
Class C:
Net Asset Value and offering price per share ($64,833,682 ÷ 4,644,673 shares)(a)		$13.96
Class I:
Net Asset Value, offering price and redemption price per share ($1,151,301,885 ÷ 79,844,818 shares)		$14.42
Class Z:
Net Asset Value, offering price and redemption price per share ($50,219,811 ÷ 3,507,297 shares)		$14.32
Class Z6:
Net Asset Value, offering price and redemption price per share ($115,535,836 ÷ 8,038,254 shares)		$14.37
 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,433,860
Interest		3,082
Income from Fidelity Central Funds		3,827
Total income		13,440,769
Expenses
Management fee	$9,861,812
Distribution and service plan fees	2,871,923
Independent trustees' fees and expenses	4,012
Total expenses before reductions	12,737,747
Expense reductions	(105)
Total expenses after reductions		12,737,642
Net investment income (loss)		703,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4
Fidelity Central Funds	(617)
Other affiliated issuers	38,390,851
Futures contracts	(2,531,182)
Capital gain distributions from underlying funds:
Affiliated issuers	5,773,148
Total net realized gain (loss)		41,632,204
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,191)
Fidelity Central Funds	(208)
Other affiliated issuers	527,443,361
Futures contracts	(58,747)
Total change in net unrealized appreciation (depreciation)		527,383,215
Net gain (loss)		569,015,419
Net increase (decrease) in net assets resulting from operations		$569,718,546

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$703,127	$42,712,126
Net realized gain (loss)	41,632,204	151,887,327
Change in net unrealized appreciation (depreciation)	527,383,215	(372,090,482)
Net increase (decrease) in net assets resulting from operations	569,718,546	(177,491,029)
Distributions to shareholders	(108,598,246)	(210,658,751)
Share transactions - net increase (decrease)	(9,969,429)	10,421,348
Total increase (decrease) in net assets	451,150,871	(377,728,432)
Net Assets
Beginning of period	2,594,700,597	2,972,429,029
End of period	$3,045,851,468	$2,594,700,597

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$14.01	$14.95	$14.12	$12.99	$14.13
Income from Investment Operations
Net investment income (loss)A	–B	.19	.23	.15	.18	.19
Net realized and unrealized gain (loss)	2.62	(1.01)	.19	1.50	1.57	(.64)
Total from investment operations	2.62	(.82)	.42	1.65	1.75	(.45)
Distributions from net investment income	–	(.19)	(.24)	(.16)	(.18)	(.19)
Distributions from net realized gain	(.51)	(.79)	(1.13)	(.66)	(.44)	(.50)
Total distributions	(.51)	(.98)	(1.36)C	(.82)	(.62)	(.69)
Net asset value, end of period	$14.32	$12.21	$14.01	$14.95	$14.12	$12.99
Total ReturnD,E,F	21.97%	(6.61)%	3.43%	11.80%	14.02%	(3.36)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.94%	.94%J	.84%	.25%	.25%
Expenses net of fee waivers, if any	.93%I	.94%	.94%J	.84%	.25%	.25%
Expenses net of all reductions	.93%I	.94%	.94%J	.84%	.25%	.25%
Net investment income (loss)	(.02)%I	1.35%	1.57%	.99%	1.34%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,209,517	$1,041,706	$1,279,896	$1,374,112	$1,414,388	$1,409,909
Portfolio turnover rateH	25%I	33%	22%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$13.93	$14.88	$14.06	$12.94	$14.09
Income from Investment Operations
Net investment income (loss)A	(.02)	.15	.19	.11	.15	.15
Net realized and unrealized gain (loss)	2.61	(1.00)	.19	1.50	1.56	(.64)
Total from investment operations	2.59	(.85)	.38	1.61	1.71	(.49)
Distributions from net investment income	–	(.17)	(.21)	(.13)	(.15)	(.16)
Distributions from net realized gain	(.50)	(.78)	(1.12)	(.66)	(.44)	(.50)
Total distributions	(.50)	(.95)	(1.33)	(.79)	(.59)	(.66)
Net asset value, end of period	$14.22	$12.13	$13.93	$14.88	$14.06	$12.94
Total ReturnB,C,D	21.88%	(6.84)%	3.12%	11.53%	13.74%	(3.67)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.18%G	1.19%	1.19%H	1.09%	.50%	.50%
Expenses net of fee waivers, if any	1.18%G	1.19%	1.19%H	1.09%	.50%	.50%
Expenses net of all reductions	1.18%G	1.19%	1.19%H	1.09%	.50%	.50%
Net investment income (loss)	(.27)%G	1.10%	1.32%	.74%	1.09%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$454,444	$391,371	$453,917	$452,750	$442,505	$423,312
Portfolio turnover rateF	25%G	33%	22%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.95	$13.75	$14.71	$13.92	$12.83	$13.97
Income from Investment Operations
Net investment income (loss)A	(.05)	.08	.12	.03	.08	.08
Net realized and unrealized gain (loss)	2.56	(.98)	.18	1.48	1.55	(.63)
Total from investment operations	2.51	(.90)	.30	1.51	1.63	(.55)
Distributions from net investment income	–	(.12)	(.15)	(.07)	(.10)	(.11)
Distributions from net realized gain	(.50)	(.78)	(1.11)	(.65)	(.44)	(.48)
Total distributions	(.50)	(.90)	(1.26)	(.72)	(.54)	(.59)
Net asset value, end of period	$13.96	$11.95	$13.75	$14.71	$13.92	$12.83
Total ReturnB,C,D	21.50%	(7.25)%	2.57%	10.97%	13.21%	(4.10)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.68%G	1.69%	1.69%H	1.59%	1.00%	1.00%
Expenses net of fee waivers, if any	1.68%G	1.69%	1.69%H	1.59%	1.00%	1.00%
Expenses net of all reductions	1.68%G	1.69%	1.69%H	1.59%	1.00%	1.00%
Net investment income (loss)	(.77)%G	.60%	.82%	.24%	.59%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$64,834	$55,554	$66,505	$96,199	$94,517	$87,691
Portfolio turnover rateF	25%G	33%	22%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$14.09	$15.04	$14.21	$13.06	$14.21
Income from Investment Operations
Net investment income (loss)A	.02	.23	.26	.18	.21	.22
Net realized and unrealized gain (loss)	2.63	(1.01)	.19	1.51	1.59	(.65)
Total from investment operations	2.65	(.78)	.45	1.69	1.80	(.43)
Distributions from net investment income	–	(.22)	(.27)	(.21)	(.21)	(.23)
Distributions from net realized gain	(.52)	(.80)	(1.14)	(.66)	(.44)	(.50)
Total distributions	(.52)	(1.02)	(1.40)B	(.86)B	(.65)	(.72)B
Net asset value, end of period	$14.42	$12.29	$14.09	$15.04	$14.21	$13.06
Total ReturnC,D	22.09%	(6.32)%	3.65%	12.04%	14.38%	(3.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.69%	.69%H	.60%	- %I	- %I
Expenses net of fee waivers, if any	.68%G	.69%	.69%H	.60%	-%	-%
Expenses net of all reductions	.68%G	.69%	.69%H	.60%	-%	-%
Net investment income (loss)	.23%G	1.60%	1.82%	1.23%	1.59%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,151,302	$984,341	$1,108,684	$1,043,420	$871,845	$861,408
Portfolio turnover rateF	25%G	33%	22%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$14.03	$14.99
Income from Investment Operations
Net investment income (loss)B	.02	.24	.04
Net realized and unrealized gain (loss)	2.62	(1.01)	(.15)C
Total from investment operations	2.64	(.77)	(.11)
Distributions from net investment income	–	(.25)	(.33)
Distributions from net realized gain	(.52)	(.82)	(.53)
Total distributions	(.52)	(1.06)D	(.85)D
Net asset value, end of period	$14.32	$12.20	$14.03
Total ReturnE,F	22.22%	(6.28)%	(.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.59%I	.60%J	.60%I
Expenses net of fee waivers, if any	.59%I	.60%J	.60%I
Expenses net of all reductions	.59%I	.60%J	.60%I
Net investment income (loss)	.32%I	1.69%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$50,220	$38,041	$2,948
Portfolio turnover rateH	25%I	33%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$14.05	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B	.03	.26	.29	.16
Net realized and unrealized gain (loss)	2.63	(1.01)	.19	.99
Total from investment operations	2.66	(.75)	.48	1.15
Distributions from net investment income	–	(.25)	(.30)	(.23)
Distributions from net realized gain	(.53)	(.81)	(1.15)	(.42)
Total distributions	(.53)	(1.06)	(1.46)C	(.65)
Net asset value, end of period	$14.37	$12.24	$14.05	$15.03
Total ReturnD,E	22.26%	(6.16)%	3.84%	7.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.47%	.47%	.49%H,I
Expenses net of fee waivers, if any	.46%H	.47%	.47%	.49%H,I
Expenses net of all reductions	.46%H	.47%	.47%	.49%H,I
Net investment income (loss)	.45%H	1.82%	2.05%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$115,536	$83,686	$60,480	$26,854
Portfolio turnover rateG	25%H	33%	22%	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Investment Grade Bond Fund	8.9
Fidelity Series Large Cap Stock Fund	8.8
Fidelity Series International Growth Fund	6.3
Fidelity Series Overseas Fund	6.3
Fidelity Series International Value Fund	6.2
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Advisor Series Equity Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.2
71.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.2%
International Equity Funds	37.2%
Bond Funds	15.0%
Short-Term Funds	1.5%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $2,489,494)	2,490,000	2,489,538
	Shares	Value

Domestic Equity Funds - 46.2%
Fidelity Advisor Series Equity Growth Fund (b)	7,699,079	$140,046,246
Fidelity Advisor Series Growth Opportunities Fund (b)	5,251,150	96,568,651
Fidelity Advisor Series Small Cap Fund (b)	5,694,785	63,382,961
Fidelity Series All-Sector Equity Fund (b)	5,661,496	60,294,937
Fidelity Series Commodity Strategy Fund (b)	15,154,173	63,041,362
Fidelity Series Large Cap Stock Fund (b)	15,642,594	221,499,128
Fidelity Series Large Cap Value Index Fund (b)	2,063,802	23,940,102
Fidelity Series Opportunistic Insights Fund (b)	6,012,006	130,039,699
Fidelity Series Small Cap Opportunities Fund (b)	6,115,128	78,029,039
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,806,026	140,866,284
Fidelity Series Value Discovery Fund (b)	11,655,070	144,056,671
TOTAL DOMESTIC EQUITY FUNDS
(Cost $929,137,568)		1,161,765,080

International Equity Funds - 37.2%
Fidelity Series Canada Fund (b)	5,188,241	53,075,711
Fidelity Series Emerging Markets Fund (b)	3,839,430	36,205,829
Fidelity Series Emerging Markets Opportunities Fund (b)	15,579,898	326,866,259
Fidelity Series International Growth Fund (b)	8,383,911	157,449,855
Fidelity Series International Small Cap Fund(b)	2,733,282	48,652,425
Fidelity Series International Value Fund (b)	18,092,243	155,955,136
Fidelity Series Overseas Fund (b)	14,062,747	157,221,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $763,249,447)		935,426,731

Bond Funds - 15.0%
Fidelity Series Emerging Markets Debt Fund (b)	1,583,266	14,344,393
Fidelity Series Floating Rate High Income Fund (b)	304,208	2,692,245
Fidelity Series High Income Fund (b)	1,862,385	16,984,953
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,675,170	50,024,318
Fidelity Series International Credit Fund (b)	133,351	1,388,183
Fidelity Series Investment Grade Bond Fund (b)	18,293,818	223,916,337
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,533,487	57,160,925
Fidelity Series Real Estate Income Fund (b)	988,279	9,863,021
TOTAL BOND FUNDS
(Cost $354,154,283)		376,374,375

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 0.10% (c)	4,416,248	4,417,131
Fidelity Series Government Money Market Fund 0.16% (b)(d)	29,487,927	29,487,927
Fidelity Series Short-Term Credit Fund (b)	406,170	4,163,245
TOTAL SHORT-TERM FUNDS
(Cost $37,911,087)		38,068,303
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,086,941,879)		2,514,124,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(558,188)
NET ASSETS - 100%		$2,513,565,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	46	Dec. 2020	$4,262,360	$(29,287)	$(29,287)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	Dec. 2020	4,692,800	(30,636)	(30,636)
TOTAL FUTURES CONTRACTS					$(59,923)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,489,538.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,531
Total	$3,531

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$114,522,055	$9,517,481	$36,695,356	$--	$9,722,091	$42,979,975	$140,046,246
Fidelity Advisor Series Growth Opportunities Fund	73,638,931	5,614,763	30,201,400	--	7,686,309	39,830,048	96,568,651
Fidelity Advisor Series Small Cap Fund	47,751,941	3,599,402	3,707,248	--	65,409	15,673,457	63,382,961
Fidelity Series All-Sector Equity Fund	49,590,654	2,818,040	9,492,118	--	82,821	17,295,540	60,294,937
Fidelity Series Canada Fund	37,024,368	8,975,967	2,477,390	--	(140,059)	9,692,825	53,075,711
Fidelity Series Commodity Strategy Fund	68,352,483	3,548,432	16,864,196	269,368	(6,094,819)	14,099,462	63,041,362
Fidelity Series Emerging Markets Debt Fund	12,981,935	589,107	854,415	380,950	(5,430)	1,633,196	14,344,393
Fidelity Series Emerging Markets Fund	22,484,870	7,573,896	2,485,345	--	87,308	8,545,100	36,205,829
Fidelity Series Emerging Markets Opportunities Fund	211,577,730	54,872,268	21,638,192	--	1,406,290	80,648,163	326,866,259
Fidelity Series Floating Rate High Income Fund	2,531,893	111,388	206,713	61,028	(15,085)	270,762	2,692,245
Fidelity Series Government Money Market Fund 0.16%	61,123,470	26,912,771	58,548,314	45,874	--	--	29,487,927
Fidelity Series High Income Fund	15,619,822	719,224	1,033,567	467,422	(4,982)	1,684,456	16,984,953
Fidelity Series Inflation-Protected Bond Index Fund	43,283,139	9,837,360	5,838,183	37,378	34,259	2,707,743	50,024,318
Fidelity Series International Credit Fund	1,255,935	19,518	--	19,519	--	112,730	1,388,183
Fidelity Series International Growth Fund	159,525,947	1,999,255	45,908,242	--	14,063,093	27,769,802	157,449,855
Fidelity Series International Small Cap Fund	37,872,465	819,544	2,528,536	--	296,062	12,192,890	48,652,425
Fidelity Series International Value Fund	141,256,185	5,680,975	20,006,574	--	(2,653,182)	31,677,732	155,955,136
Fidelity Series Investment Grade Bond Fund	170,446,727	64,686,237	21,707,326	2,532,561	(118,644)	10,609,343	223,916,337
Fidelity Series Large Cap Stock Fund	182,782,284	17,566,844	12,113,308	7,684,830	(283,581)	33,546,889	221,499,128
Fidelity Series Large Cap Value Index Fund	19,088,826	2,209,550	1,423,933	--	39,184	4,026,475	23,940,102
Fidelity Series Long-Term Treasury Bond Index Fund	49,540,814	14,867,910	5,594,127	1,386,306	203,673	(1,857,345)	57,160,925
Fidelity Series Opportunistic Insights Fund	107,095,088	9,774,966	30,444,848	--	5,795,832	37,818,661	130,039,699
Fidelity Series Overseas Fund	131,293,945	7,907,145	21,036,587	--	(593,822)	39,650,835	157,221,516
Fidelity Series Real Estate Income Fund	8,460,420	476,527	647,804	318,628	(54,871)	1,628,749	9,863,021
Fidelity Series Short-Term Credit Fund	3,966,069	82,579	34,527	45,291	283	148,841	4,163,245
Fidelity Series Small Cap Opportunities Fund	60,434,430	6,006,189	4,274,754	466,357	208,704	15,654,470	78,029,039
Fidelity Series Stock Selector Large Cap Value Fund	112,755,143	10,399,290	8,318,320	--	(337,246)	26,367,417	140,866,284
Fidelity Series Value Discovery Fund	116,977,516	8,134,152	10,222,743	--	107,705	29,060,041	144,056,671
	$2,063,235,085	$285,320,780	$374,304,066	$13,715,512	$29,497,302	$503,468,257	$2,507,217,358

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$2,489,538	$--	$2,489,538	$--
Domestic Equity Funds	1,161,765,080	1,161,765,080	--	--
International Equity Funds	935,426,731	935,426,731	--	--
Bond Funds	376,374,375	376,374,375	--	--
Short-Term Funds	38,068,303	38,068,303	--	--
Total Investments in Securities:	$2,514,124,027	$2,511,634,489	$2,489,538	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(59,923)	$(59,923)	$--	$--
Total Liabilities	$(59,923)	$(59,923)	$--	$--
Total Derivative Instruments:	$(59,923)	$(59,923)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(59,923)
Total Equity Risk	0	(59,923)
Total Value of Derivatives	$0	$(59,923)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,489,494)	$2,489,538
Fidelity Central Funds (cost $4,417,085)	4,417,131
Other affiliated issuers (cost $2,080,035,300)	2,507,217,358
Total Investment in Securities (cost $2,086,941,879)		$2,514,124,027
Receivable for investments sold		31,665,725
Receivable for fund shares sold		4,077,568
Distributions receivable from Fidelity Central Funds		394
Total assets		2,549,867,714
Liabilities
Payable for investments purchased	$31,580,890
Payable for fund shares redeemed	2,736,520
Accrued management fee	1,497,161
Distribution and service plan fees payable	401,796
Payable for daily variation margin on futures contracts	85,508
Total liabilities		36,301,875
Net Assets		$2,513,565,839
Net Assets consist of:
Paid in capital		$2,068,166,770
Total accumulated earnings (loss)		445,399,069
Net Assets		$2,513,565,839
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($988,425,163 ÷ 71,634,627 shares)(a)		$13.80
Maximum offering price per share (100/94.25 of $13.80)		$14.64
Class M:
Net Asset Value and redemption price per share ($372,102,341 ÷ 27,331,856 shares)(a)		$13.61
Maximum offering price per share (100/96.50 of $13.61)		$14.10
Class C:
Net Asset Value and offering price per share ($45,716,551 ÷ 3,441,913 shares)(a)		$13.28
Class I:
Net Asset Value, offering price and redemption price per share ($973,188,343 ÷ 69,837,723 shares)		$13.93
Class Z:
Net Asset Value, offering price and redemption price per share ($39,398,258 ÷ 2,848,192 shares)		$13.83
Class Z6:
Net Asset Value, offering price and redemption price per share ($94,735,183 ÷ 6,804,868 shares)		$13.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,059,961
Interest		4,462
Income from Fidelity Central Funds		3,531
Total income		8,067,954
Expenses
Management fee	$8,577,265
Distribution and service plan fees	2,300,286
Independent trustees' fees and expenses	3,262
Total expenses before reductions	10,880,813
Expense reductions	(133)
Total expenses after reductions		10,880,680
Net investment income (loss)		(2,812,726)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5
Fidelity Central Funds	(528)
Other affiliated issuers	29,497,302
Futures contracts	(2,081,334)
Capital gain distributions from underlying funds:
Affiliated issuers	5,655,551
Total net realized gain (loss)		33,070,996
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,515)
Fidelity Central Funds	(270)
Other affiliated issuers	503,468,257
Futures contracts	(59,923)
Total change in net unrealized appreciation (depreciation)		503,405,549
Net gain (loss)		536,476,545
Net increase (decrease) in net assets resulting from operations		$533,663,819

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,812,726)	$31,975,045
Net realized gain (loss)	33,070,996	132,014,511
Change in net unrealized appreciation (depreciation)	503,405,549	(370,503,771)
Net increase (decrease) in net assets resulting from operations	533,663,819	(206,514,215)
Distributions to shareholders	(95,454,938)	(182,189,273)
Share transactions - net increase (decrease)	2,032,928	69,691,167
Total increase (decrease) in net assets	440,241,809	(319,012,321)
Net Assets
Beginning of period	2,073,324,030	2,392,336,351
End of period	$2,513,565,839	$2,073,324,030

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.46	$13.58	$14.65	$13.61	$12.37	$13.51
Income from Investment Operations
Net investment income (loss)A	(.02)	.17	.20	.12	.16	.16
Net realized and unrealized gain (loss)	2.89	(1.28)	.16	1.67	1.68	(.66)
Total from investment operations	2.87	(1.11)	.36	1.79	1.84	(.50)
Distributions from net investment income	–	(.17)	(.22)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.53)	(.85)	(1.22)	(.61)	(.44)	(.47)
Total distributions	(.53)	(1.01)B	(1.43)B	(.75)	(.60)	(.64)
Net asset value, end of period	$13.80	$11.46	$13.58	$14.65	$13.61	$12.37
Total ReturnC,D,E	25.70%	(9.15)%	3.19%	13.26%	15.51%	(3.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%H	.98%	.99%	.87%	.25%	.25%
Expenses net of fee waivers, if any	.97%H	.98%	.99%	.87%	.25%	.25%
Expenses net of all reductions	.97%H	.98%	.99%	.87%	.25%	.25%
Net investment income (loss)	(.30)%H	1.23%	1.40%	.80%	1.22%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$988,425	$824,792	$1,026,416	$1,082,982	$1,117,175	$1,094,459
Portfolio turnover rateG	24%H	33%	23%	23%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$13.44	$14.53	$13.51	$12.29	$13.42
Income from Investment Operations
Net investment income (loss)A	(.04)	.13	.16	.08	.12	.13
Net realized and unrealized gain (loss)	2.85	(1.26)	.16	1.66	1.68	(.65)
Total from investment operations	2.81	(1.13)	.32	1.74	1.80	(.52)
Distributions from net investment income	–	(.14)	(.19)	(.12)	(.14)	(.14)
Distributions from net realized gain	(.53)	(.84)	(1.22)	(.60)	(.44)	(.46)
Total distributions	(.53)	(.98)	(1.41)	(.72)	(.58)	(.61)B
Net asset value, end of period	$13.61	$11.33	$13.44	$14.53	$13.51	$12.29
Total ReturnC,D,E	25.46%	(9.36)%	2.89%	12.98%	15.24%	(4.08)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.23%	1.24%	1.13%	.50%	.50%
Expenses net of fee waivers, if any	1.22%H	1.23%	1.24%	1.13%	.50%	.50%
Expenses net of all reductions	1.22%H	1.23%	1.24%	1.13%	.50%	.50%
Net investment income (loss)	(.55)%H	.98%	1.15%	.55%	.97%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$372,102	$310,544	$366,074	$364,455	$336,939	$299,952
Portfolio turnover rateG	24%H	33%	23%	23%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$13.20	$14.29	$13.32	$12.14	$13.27
Income from Investment Operations
Net investment income (loss)A	(.07)	.06	.09	.01	.06	.07
Net realized and unrealized gain (loss)	2.79	(1.23)	.17	1.62	1.65	(.65)
Total from investment operations	2.72	(1.17)	.26	1.63	1.71	(.58)
Distributions from net investment income	–	(.10)	(.13)	(.07)	(.09)	(.10)
Distributions from net realized gain	(.53)	(.84)	(1.22)	(.60)	(.44)	(.45)
Total distributions	(.53)	(.94)	(1.35)	(.66)B	(.53)	(.55)
Net asset value, end of period	$13.28	$11.09	$13.20	$14.29	$13.32	$12.14
Total ReturnC,D,E	25.19%	(9.84)%	2.39%	12.40%	14.69%	(4.58)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.72%H	1.73%	1.73%I	1.63%	1.00%	1.00%
Expenses net of fee waivers, if any	1.72%H	1.73%	1.73%I	1.63%	1.00%	1.00%
Expenses net of all reductions	1.72%H	1.73%	1.73%I	1.63%	1.00%	1.00%
Net investment income (loss)	(1.05)%H	.48%	.65%	.05%	.47%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$45,717	$37,642	$44,302	$65,519	$61,581	$54,813
Portfolio turnover rateG	24%H	33%	23%	23%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$13.69	$14.75	$13.71	$12.45	$13.59
Income from Investment Operations
Net investment income (loss)A	–B	.20	.23	.15	.19	.20
Net realized and unrealized gain (loss)	2.90	(1.28)	.17	1.68	1.70	(.67)
Total from investment operations	2.90	(1.08)	.40	1.83	1.89	(.47)
Distributions from net investment income	–	(.20)	(.25)	(.17)	(.19)	(.20)
Distributions from net realized gain	(.53)	(.85)	(1.22)	(.62)	(.44)	(.47)
Total distributions	(.53)	(1.05)	(1.46)C	(.79)	(.63)	(.67)
Net asset value, end of period	$13.93	$11.56	$13.69	$14.75	$13.71	$12.45
Total ReturnD,E	25.74%	(8.91)%	3.47%	13.50%	15.79%	(3.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.73%	.74%	.64%	- %I	- %I
Expenses net of fee waivers, if any	.72%H	.73%	.74%	.64%	-%	-%
Expenses net of all reductions	.72%H	.73%	.74%	.64%	-%	-%
Net investment income (loss)	(.05)%H	1.48%	1.65%	1.04%	1.47%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$973,188	$808,586	$907,369	$867,707	$689,261	$684,976
Portfolio turnover rateG	24%H	33%	23%	23%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$13.63	$14.78
Income from Investment Operations
Net investment income (loss)B	–C	.21	.07
Net realized and unrealized gain (loss)	2.89	(1.27)	(.32)D
Total from investment operations	2.89	(1.06)	(.25)
Distributions from net investment income	–	(.22)	(.31)
Distributions from net realized gain	(.53)	(.88)	(.59)
Total distributions	(.53)	(1.10)	(.90)
Net asset value, end of period	$13.83	$11.47	$13.63
Total ReturnE,F	25.86%	(8.87)%	(.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%I	.63%	.63%I,J
Expenses net of fee waivers, if any	.62%I	.63%	.63%I,J
Expenses net of all reductions	.62%I	.63%	.63%I,J
Net investment income (loss)	.05%I	1.58%	1.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$39,398	$27,968	$2,821
Portfolio turnover rateH	24%I	33%	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$13.67	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B	.01	.23	.26	.12
Net realized and unrealized gain (loss)	2.91	(1.28)	.16	1.15
Total from investment operations	2.92	(1.05)	.42	1.27
Distributions from net investment income	–	(.23)	(.29)	(.22)
Distributions from net realized gain	(.53)	(.86)	(1.22)	(.38)
Total distributions	(.53)	(1.09)	(1.50)C	(.59)C
Net asset value, end of period	$13.92	$11.53	$13.67	$14.75
Total ReturnD,E	25.99%	(8.74)%	3.65%	9.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.49%	.49%	.51%H,I
Expenses net of fee waivers, if any	.48%H	.49%	.49%	.51%H,I
Expenses net of all reductions	.48%H	.49%	.49%	.51%H,I
Net investment income (loss)	.19%H	1.73%	1.90%	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$94,735	$63,792	$45,355	$15,784
Portfolio turnover rateG	24%H	33%	23%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.9
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.6%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $2,039,572)	2,040,000	2,039,614
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	7,716,567	$140,364,356
Fidelity Advisor Series Growth Opportunities Fund (b)	5,263,808	96,801,436
Fidelity Advisor Series Small Cap Fund (b)	5,706,224	63,510,273
Fidelity Series All-Sector Equity Fund (b)	5,672,482	60,411,930
Fidelity Series Commodity Strategy Fund (b)	13,421,077	55,831,679
Fidelity Series Large Cap Stock Fund (b)	15,673,038	221,930,214
Fidelity Series Large Cap Value Index Fund (b)	2,067,961	23,988,351
Fidelity Series Opportunistic Insights Fund (b)	6,023,807	130,294,938
Fidelity Series Small Cap Opportunities Fund (b)	6,127,613	78,188,337
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,831,816	141,149,973
Fidelity Series Value Discovery Fund (b)	11,678,417	144,345,229
TOTAL DOMESTIC EQUITY FUNDS
(Cost $930,805,249)		1,156,816,716

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	5,155,428	52,740,024
Fidelity Series Emerging Markets Fund (b)	3,655,898	34,475,120
Fidelity Series Emerging Markets Opportunities Fund (b)	14,915,260	312,922,153
Fidelity Series International Growth Fund (b)	8,309,084	156,044,596
Fidelity Series International Small Cap Fund (b)	2,714,726	48,322,132
Fidelity Series International Value Fund (b)	17,902,398	154,318,669
Fidelity Series Overseas Fund (b)	13,937,211	155,818,019
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $746,924,944)		914,640,713

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	1,390,621	12,599,022
Fidelity Series Floating Rate High Income Fund (b)	269,987	2,389,382
Fidelity Series High Income Fund (b)	1,664,314	15,178,540
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,172,462	44,645,344
Fidelity Series International Credit Fund (b)	121,449	1,264,285
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,938,503	51,014,731
Fidelity Series Real Estate Income Fund (b)	881,529	8,797,656
TOTAL BOND FUNDS
(Cost $128,837,721)		135,888,960

Short-Term Funds - 1.6%
Fidelity Cash Central Fund 0.10% (c)	5,715,281	5,716,424
Fidelity Series Government Money Market Fund 0.16% (b)(d)	25,767,167	25,767,167
Fidelity Series Short-Term Credit Fund (b)	373,875	3,832,224
TOTAL SHORT-TERM FUNDS
(Cost $35,201,341)		35,315,815
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,843,808,827)		2,244,701,818
NET OTHER ASSETS (LIABILITIES) - 0.0%		(497,148)
NET ASSETS - 100%		$2,244,204,670

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	51	Dec. 2020	$4,725,660	$(73,269)	$(73,269)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	22	Dec. 2020	3,687,200	(24,071)	(24,071)
TOTAL FUTURES CONTRACTS					$(97,340)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,039,614.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,821
Total	$3,821

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$111,787,301	$8,478,094	$31,600,112	$--	$7,860,785	$43,838,288	$140,364,356
Fidelity Advisor Series Growth Opportunities Fund	72,165,135	5,506,328	27,502,262	--	6,763,915	39,868,320	96,801,436
Fidelity Advisor Series Small Cap Fund	47,411,627	4,446,718	4,061,246	--	183,287	15,529,887	63,510,273
Fidelity Series All-Sector Equity Fund	49,019,389	2,380,910	8,219,166	--	91,168	17,139,629	60,411,930
Fidelity Series Canada Fund	36,517,491	8,602,899	1,800,511	--	(151,289)	9,571,434	52,740,024
Fidelity Series Commodity Strategy Fund	61,144,816	2,647,250	15,050,231	241,300	(4,771,234)	11,861,078	55,831,679
Fidelity Series Emerging Markets Debt Fund	11,524,764	537,973	909,269	336,968	(22,969)	1,468,523	12,599,022
Fidelity Series Emerging Markets Fund	21,546,915	7,160,150	2,415,523	--	71,835	8,111,743	34,475,120
Fidelity Series Emerging Markets Opportunities Fund	201,828,268	50,947,853	18,033,638	--	1,635,183	76,544,487	312,922,153
Fidelity Series Floating Rate High Income Fund	2,276,439	103,254	219,984	54,624	(19,362)	249,035	2,389,382
Fidelity Series Government Money Market Fund 0.16%	54,976,567	21,563,691	50,773,091	42,609	--	--	25,767,167
Fidelity Series High Income Fund	14,099,100	663,553	1,099,922	420,401	(4,719)	1,520,528	15,178,540
Fidelity Series Inflation-Protected Bond Index Fund	39,223,353	9,132,715	6,151,229	33,227	28,254	2,412,251	44,645,344
Fidelity Series International Credit Fund	1,143,840	17,776	--	17,777	--	102,669	1,264,285
Fidelity Series International Growth Fund	153,159,489	2,244,859	40,338,636	--	12,531,184	28,447,700	156,044,596
Fidelity Series International Small Cap Fund	36,561,752	2,060,035	2,503,455	--	161,190	12,042,610	48,322,132
Fidelity Series International Value Fund	136,792,247	4,866,760	15,596,246	--	(1,917,167)	30,173,075	154,318,669
Fidelity Series Large Cap Stock Fund	181,421,377	24,175,593	16,296,008	7,533,505	(925,814)	33,555,066	221,930,214
Fidelity Series Large Cap Value Index Fund	18,950,160	2,528,053	1,533,301	--	(43,741)	4,087,180	23,988,351
Fidelity Series Long-Term Treasury Bond Index Fund	44,773,408	14,222,570	6,513,612	1,221,234	439,261	(1,906,896)	51,014,731
Fidelity Series Opportunistic Insights Fund	105,708,070	9,709,066	28,211,908	--	4,712,095	38,377,615	130,294,938
Fidelity Series Overseas Fund	128,171,335	8,518,510	19,236,123	--	(445,444)	38,809,741	155,818,019
Fidelity Series Real Estate Income Fund	7,628,885	437,842	689,335	285,416	(61,388)	1,481,652	8,797,656
Fidelity Series Short-Term Credit Fund	3,614,913	103,985	23,798	41,674	137	136,987	3,832,224
Fidelity Series Small Cap Opportunities Fund	59,995,194	7,496,104	5,040,120	457,578	71,208	15,665,951	78,188,337
Fidelity Series Stock Selector Large Cap Value Fund	111,931,839	12,426,132	9,064,959	--	(475,780)	26,332,741	141,149,973
Fidelity Series Value Discovery Fund	115,753,339	10,742,238	10,888,370	--	(45,472)	28,783,494	144,345,229
	$1,829,127,013	$221,720,911	$323,772,055	$10,686,313	$25,665,123	$484,204,788	$2,236,945,780

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$2,039,614	$--	$2,039,614	$--
Domestic Equity Funds	1,156,816,716	1,156,816,716	--	--
International Equity Funds	914,640,713	914,640,713	--	--
Bond Funds	135,888,960	135,888,960	--	--
Short-Term Funds	35,315,815	35,315,815	--	--
Total Investments in Securities:	$2,244,701,818	$2,242,662,204	$2,039,614	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(97,340)	$(97,340)	$--	$--
Total Liabilities	$(97,340)	$(97,340)	$--	$--
Total Derivative Instruments:	$(97,340)	$(97,340)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(97,340)
Total Equity Risk	0	(97,340)
Total Value of Derivatives	$0	$(97,340)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,039,572)	$2,039,614
Fidelity Central Funds (cost $5,716,417)	5,716,424
Other affiliated issuers (cost $1,836,052,838)	2,236,945,780
Total Investment in Securities (cost $1,843,808,827)		$2,244,701,818
Receivable for investments sold		33,472,976
Receivable for fund shares sold		1,789,186
Distributions receivable from Fidelity Central Funds		526
Total assets		2,279,964,506
Liabilities
Payable for investments purchased	$29,537,330
Payable for fund shares redeemed	4,403,378
Accrued management fee	1,387,250
Distribution and service plan fees payable	371,213
Payable for daily variation margin on futures contracts	60,665
Total liabilities		35,759,836
Net Assets		$2,244,204,670
Net Assets consist of:
Paid in capital		$1,830,619,729
Total accumulated earnings (loss)		413,584,941
Net Assets		$2,244,204,670
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($880,952,629 ÷ 59,742,041 shares)(a)		$14.75
Maximum offering price per share (100/94.25 of $14.75)		$15.65
Class M:
Net Asset Value and redemption price per share ($343,424,172 ÷ 23,478,229 shares)(a)		$14.63
Maximum offering price per share (100/96.50 of $14.63)		$15.16
Class C:
Net Asset Value and offering price per share ($50,184,247 ÷ 3,528,762 shares)(a)		$14.22
Class I:
Net Asset Value, offering price and redemption price per share ($856,425,826 ÷ 57,562,271 shares)		$14.88
Class Z:
Net Asset Value, offering price and redemption price per share ($30,528,566 ÷ 2,067,015 shares)		$14.77
Class Z6:
Net Asset Value, offering price and redemption price per share ($82,689,230 ÷ 5,566,332 shares)		$14.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,235,155
Interest		4,008
Income from Fidelity Central Funds		3,821
Total income		5,242,984
Expenses
Management fee	$7,942,746
Distribution and service plan fees	2,120,684
Independent trustees' fees and expenses	2,909
Total expenses before reductions	10,066,339
Expense reductions	(135)
Total expenses after reductions		10,066,204
Net investment income (loss)		(4,823,220)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	166,501
Fidelity Central Funds	(554)
Other affiliated issuers	25,665,123
Futures contracts	(1,134,396)
Capital gain distributions from underlying funds:
Affiliated issuers	5,451,158
Total net realized gain (loss)		30,147,832
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,199)
Fidelity Central Funds	(244)
Other affiliated issuers	484,204,788
Futures contracts	(286,850)
Total change in net unrealized appreciation (depreciation)		483,915,495
Net gain (loss)		514,063,327
Net increase (decrease) in net assets resulting from operations		$509,240,107

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,823,220)	$27,110,497
Net realized gain (loss)	30,147,832	113,009,419
Change in net unrealized appreciation (depreciation)	483,915,495	(355,921,145)
Net increase (decrease) in net assets resulting from operations	509,240,107	(215,801,229)
Distributions to shareholders	(88,386,127)	(160,006,087)
Share transactions - net increase (decrease)	(15,849,364)	41,090,450
Total increase (decrease) in net assets	405,004,616	(334,716,866)
Net Assets
Beginning of period	1,839,200,054	2,173,916,920
End of period	$2,244,204,670	$1,839,200,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$14.52	$15.69	$14.57	$13.25	$14.49
Income from Investment Operations
Net investment income (loss)A	(.04)	.17	.21	.12	.17	.17
Net realized and unrealized gain (loss)	3.29	(1.55)	.15	1.81	1.80	(.69)
Total from investment operations	3.25	(1.38)	.36	1.93	1.97	(.52)
Distributions from net investment income	–	(.17)	(.23)	(.15)	(.17)	(.18)
Distributions from net realized gain	(.58)	(.88)	(1.31)	(.66)	(.48)	(.54)
Total distributions	(.58)	(1.06)B	(1.53)B	(.81)	(.65)	(.72)
Net asset value, end of period	$14.75	$12.08	$14.52	$15.69	$14.57	$13.25
Total ReturnC,D,E	27.66%	(10.59)%	3.04%	13.42%	15.53%	(3.82)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	.99%I	.87%	.25%	.25%
Expenses net of fee waivers, if any	1.00%H	1.00%	.99%I	.87%	.25%	.25%
Expenses net of all reductions	1.00%H	1.00%	.99%I	.87%	.25%	.25%
Net investment income (loss)	(.51)%H	1.17%	1.37%	.78%	1.22%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$880,953	$729,343	$916,426	$948,970	$965,401	$950,816
Portfolio turnover rateG	21%H	31%	21%	23%	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$14.44	$15.62	$14.52	$13.21	$14.45
Income from Investment Operations
Net investment income (loss)A	(.05)	.13	.17	.08	.13	.14
Net realized and unrealized gain (loss)	3.26	(1.55)	.16	1.80	1.81	(.70)
Total from investment operations	3.21	(1.42)	.33	1.88	1.94	(.56)
Distributions from net investment income	–	(.15)	(.20)	(.12)	(.15)	(.15)
Distributions from net realized gain	(.58)	(.88)	(1.31)	(.66)	(.48)	(.53)
Total distributions	(.58)	(1.02)B	(1.51)	(.78)	(.63)	(.68)
Net asset value, end of period	$14.63	$12.00	$14.44	$15.62	$14.52	$13.21
Total ReturnC,D,E	27.51%	(10.84)%	2.82%	13.11%	15.26%	(4.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.25%	1.13%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.13%	.50%	.50%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.13%	.50%	.50%
Net investment income (loss)	(.76)%H	.92%	1.12%	.53%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$343,424	$286,126	$356,107	$343,164	$324,990	$310,107
Portfolio turnover rateG	21%H	31%	21%	23%	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$14.14	$15.32	$14.28	$13.02	$14.27
Income from Investment Operations
Net investment income (loss)A	(.08)	.06	.09	–B	.06	.07
Net realized and unrealized gain (loss)	3.17	(1.52)	.18	1.77	1.78	(.70)
Total from investment operations	3.09	(1.46)	.27	1.77	1.84	(.63)
Distributions from net investment income	–	(.09)	(.14)	(.07)	(.10)	(.10)
Distributions from net realized gain	(.58)	(.88)	(1.31)	(.66)	(.48)	(.52)
Total distributions	(.58)	(.97)	(1.45)	(.73)	(.58)	(.62)
Net asset value, end of period	$14.22	$11.71	$14.14	$15.32	$14.28	$13.02
Total ReturnC,D,E	27.15%	(11.31)%	2.37%	12.52%	14.70%	(4.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H,I	1.75%	1.74%I	1.63%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%H,I	1.75%	1.74%I	1.63%	1.00%	1.00%
Expenses net of all reductions	1.74%H,I	1.75%	1.74%I	1.63%	1.00%	1.00%
Net investment income (loss)	(1.26)%H	.42%	.62%	.03%	.48%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$50,184	$41,153	$53,715	$84,365	$79,480	$73,036
Portfolio turnover rateG	21%H	31%	21%	23%	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$14.62	$15.78	$14.65	$13.32	$14.57
Income from Investment Operations
Net investment income (loss)A	(.02)	.21	.24	.16	.20	.21
Net realized and unrealized gain (loss)	3.31	(1.57)	.16	1.83	1.82	(.71)
Total from investment operations	3.29	(1.36)	.40	1.99	2.02	(.50)
Distributions from net investment income	–	(.20)	(.26)	(.19)	(.20)	(.22)
Distributions from net realized gain	(.58)	(.89)	(1.31)	(.67)	(.49)	(.54)
Total distributions	(.58)	(1.09)	(1.56)B	(.86)	(.69)	(.75)B
Net asset value, end of period	$14.88	$12.17	$14.62	$15.78	$14.65	$13.32
Total ReturnC,D	27.79%	(10.35)%	3.31%	13.74%	15.82%	(3.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.63%	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.63%	-%	-%
Expenses net of all reductions	.75%G	.75%	.75%	.63%	-%	-%
Net investment income (loss)	(.26)%G	1.42%	1.62%	1.02%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$856,426	$705,362	$805,102	$790,667	$649,934	$629,599
Portfolio turnover rateF	21%G	31%	21%	23%	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$14.56	$15.85
Income from Investment Operations
Net investment income (loss)B	(.01)	.22	.36
Net realized and unrealized gain (loss)	3.28	(1.55)	(.69)C
Total from investment operations	3.27	(1.33)	(.33)
Distributions from net investment income	–	(.23)	(.33)
Distributions from net realized gain	(.58)	(.91)	(.63)
Total distributions	(.58)	(1.15)D	(.96)
Net asset value, end of period	$14.77	$12.08	$14.56
Total ReturnE,F	27.83%	(10.31)%	(1.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.65%J	.65%I,J
Expenses net of fee waivers, if any	.64%I	.65%J	.65%I,J
Expenses net of all reductions	.64%I	.65%J	.65%I,J
Net investment income (loss)	(.16)%I	1.52%	5.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$30,529	$20,000	$1,501
Portfolio turnover rateH	21%I	31%	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$14.60	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B	–C	.24	.28	.18
Net realized and unrealized gain (loss)	3.31	(1.57)	.17	1.20
Total from investment operations	3.31	(1.33)	.45	1.38
Distributions from net investment income	–	(.24)	(.30)	(.23)
Distributions from net realized gain	(.58)	(.90)	(1.31)	(.42)
Total distributions	(.58)	(1.14)	(1.61)	(.66)D
Net asset value, end of period	$14.86	$12.13	$14.60	$15.76
Total ReturnE,F	28.05%	(10.24)%	3.64%	9.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.49%	.49%	.51%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.49%	.51%I,J
Expenses net of all reductions	.49%I	.49%	.49%	.51%I,J
Net investment income (loss)	(.01)%I	1.67%	1.87%	1.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$82,689	$57,216	$41,066	$11,861
Portfolio turnover rateH	21%I	31%	21%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.9
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.6%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $1,409,705)	1,410,000	1,409,734
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	5,264,813	$95,766,942
Fidelity Advisor Series Growth Opportunities Fund (b)	3,591,361	66,045,122
Fidelity Advisor Series Small Cap Fund (b)	3,893,201	43,331,330
Fidelity Series All-Sector Equity Fund (b)	3,870,183	41,217,452
Fidelity Series Commodity Strategy Fund (b)	9,166,098	38,130,966
Fidelity Series Large Cap Stock Fund (b)	10,693,288	151,416,953
Fidelity Series Large Cap Value Index Fund (b)	1,410,913	16,366,596
Fidelity Series Opportunistic Insights Fund (b)	4,109,887	88,896,862
Fidelity Series Small Cap Opportunities Fund (b)	4,180,699	53,345,723
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,754,800	96,302,801
Fidelity Series Value Discovery Fund (b)	7,967,867	98,482,834
TOTAL DOMESTIC EQUITY FUNDS
(Cost $653,560,484)		789,303,581

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	3,516,550	35,974,303
Fidelity Series Emerging Markets Fund (b)	2,496,356	23,540,640
Fidelity Series Emerging Markets Opportunities Fund (b)	10,177,180	213,517,234
Fidelity Series International Growth Fund (b)	5,669,065	106,465,034
Fidelity Series International Small Cap Fund (b)	1,851,674	32,959,790
Fidelity Series International Value Fund (b)	12,216,381	105,305,207
Fidelity Series Overseas Fund (b)	9,508,982	106,310,422
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $520,242,102)		624,072,630

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	949,901	8,606,105
Fidelity Series Floating Rate High Income Fund (b)	187,360	1,658,135
Fidelity Series High Income Fund (b)	1,135,663	10,357,243
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,846,758	30,460,309
Fidelity Series International Credit Fund (b)	73,170	761,697
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,369,421	34,806,121
Fidelity Series Real Estate Income Fund (b)	600,700	5,994,983
TOTAL BOND FUNDS
(Cost $87,945,570)		92,644,593

Short-Term Funds - 1.6%
Fidelity Cash Central Fund 0.10% (c)	3,790,718	3,791,476
Fidelity Series Government Money Market Fund 0.16% (b)(d)	17,598,379	17,598,379
Fidelity Series Short-Term Credit Fund (b)	257,097	2,635,246
TOTAL SHORT-TERM FUNDS
(Cost $23,945,739)		24,025,101
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,287,103,600)		1,531,455,639
NET OTHER ASSETS (LIABILITIES) - 0.0%		(274,522)
NET ASSETS - 100%		$1,531,181,117

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	34	Dec. 2020	$3,150,440	$(49,779)	$(49,779)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	15	Dec. 2020	2,514,000	(16,412)	(16,412)
TOTAL FUTURES CONTRACTS					$(66,191)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,409,734.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,577
Total	$2,577

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$75,607,075	$6,608,920	$21,636,872	$--	$4,711,491	$30,476,328	$95,766,942
Fidelity Advisor Series Growth Opportunities Fund	48,812,389	4,318,392	18,826,628	--	4,596,918	27,144,051	66,045,122
Fidelity Advisor Series Small Cap Fund	32,087,950	3,412,065	2,848,425	--	141,961	10,537,779	43,331,330
Fidelity Series All-Sector Equity Fund	33,154,194	1,979,856	5,640,187	--	(64,574)	11,788,163	41,217,452
Fidelity Series Canada Fund	24,582,543	6,192,295	1,202,343	--	(82,454)	6,484,262	35,974,303
Fidelity Series Commodity Strategy Fund	41,372,338	2,254,504	10,341,316	164,659	(3,116,755)	7,962,195	38,130,966
Fidelity Series Emerging Markets Debt Fund	7,803,484	452,958	633,747	229,840	14,216	969,194	8,606,105
Fidelity Series Emerging Markets Fund	14,581,407	5,111,942	1,724,557	--	11,178	5,560,670	23,540,640
Fidelity Series Emerging Markets Opportunities Fund	136,554,263	36,796,660	13,037,410	--	750,878	52,452,843	213,517,234
Fidelity Series Floating Rate High Income Fund	1,561,377	91,794	153,325	37,815	(3,828)	162,117	1,658,135
Fidelity Series Government Money Market Fund 0.16%	37,187,479	14,828,036	34,417,136	29,042	--	--	17,598,379
Fidelity Series High Income Fund	9,537,674	556,411	766,630	286,511	6,726	1,023,062	10,357,243
Fidelity Series Inflation-Protected Bond Index Fund	26,536,334	6,508,129	4,247,341	22,616	17,131	1,646,056	30,460,309
Fidelity Series International Credit Fund	689,132	10,710	--	10,710	--	61,855	761,697
Fidelity Series International Growth Fund	103,711,518	2,448,447	27,582,393	--	5,961,813	21,925,649	106,465,034
Fidelity Series International Small Cap Fund	24,772,817	1,567,599	1,687,706	--	86,543	8,220,537	32,959,790
Fidelity Series International Value Fund	92,670,000	4,076,757	10,656,697	--	(1,477,631)	20,692,778	105,305,207
Fidelity Series Large Cap Stock Fund	122,724,451	17,970,452	11,415,554	5,158,619	(335,081)	22,472,685	151,416,953
Fidelity Series Large Cap Value Index Fund	12,769,836	1,922,525	1,064,773	--	(22,783)	2,761,791	16,366,596
Fidelity Series Long-Term Treasury Bond Index Fund	30,290,447	9,809,730	4,293,983	828,585	296,033	(1,296,106)	34,806,121
Fidelity Series Opportunistic Insights Fund	71,492,194	7,386,468	19,325,172	--	2,473,016	26,870,356	88,896,862
Fidelity Series Overseas Fund	86,562,100	6,971,031	13,308,064	--	(256,799)	26,342,154	106,310,422
Fidelity Series Real Estate Income Fund	5,147,913	363,546	480,460	194,370	(17,979)	981,963	5,994,983
Fidelity Series Short-Term Credit Fund	2,483,455	71,827	14,297	28,655	112	94,149	2,635,246
Fidelity Series Small Cap Opportunities Fund	40,625,599	5,550,807	3,524,189	312,206	19,374	10,674,132	53,345,723
Fidelity Series Stock Selector Large Cap Value Fund	75,740,241	9,284,227	6,282,302	--	(389,355)	17,949,990	96,302,801
Fidelity Series Value Discovery Fund	78,303,780	8,222,230	7,568,223	--	(44,183)	19,569,230	98,482,834
	$1,237,361,990	$164,768,318	$222,679,730	$7,303,628	$13,275,968	$333,527,883	$1,526,254,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,409,734	$--	$1,409,734	$--
Domestic Equity Funds	789,303,581	789,303,581	--	--
International Equity Funds	624,072,630	624,072,630	--	--
Bond Funds	92,644,593	92,644,593	--	--
Short-Term Funds	24,025,101	24,025,101	--	--
Total Investments in Securities:	$1,531,455,639	$1,530,045,905	$1,409,734	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(66,191)	$(66,191)	$--	$--
Total Liabilities	$(66,191)	$(66,191)	$--	$--
Total Derivative Instruments:	$(66,191)	$(66,191)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(66,191)
Total Equity Risk	0	(66,191)
Total Value of Derivatives	$0	$(66,191)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,409,704)	$1,409,734
Fidelity Central Funds (cost $3,791,472)	3,791,476
Other affiliated issuers (cost $1,281,902,424)	1,526,254,429
Total Investment in Securities (cost $1,287,103,600)		$1,531,455,639
Cash		43,230
Receivable for investments sold		22,988,460
Receivable for fund shares sold		1,314,457
Distributions receivable from Fidelity Central Funds		352
Total assets		1,555,802,138
Liabilities
Payable for investments purchased	$20,098,424
Payable for fund shares redeemed	3,306,460
Accrued management fee	943,201
Distribution and service plan fees payable	231,939
Payable for daily variation margin on futures contracts	40,997
Total liabilities		24,621,021
Net Assets		$1,531,181,117
Net Assets consist of:
Paid in capital		$1,282,527,539
Total accumulated earnings (loss)		248,653,578
Net Assets		$1,531,181,117
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($559,125,487 ÷ 48,330,738 shares)(a)		$11.57
Maximum offering price per share (100/94.25 of $11.57)		$12.28
Class M:
Net Asset Value and redemption price per share ($217,584,156 ÷ 19,032,305 shares)(a)		$11.43
Maximum offering price per share (100/96.50 of $11.43)		$11.84
Class C:
Net Asset Value and offering price per share ($28,229,933 ÷ 2,519,310 shares)(a)		$11.21
Class I:
Net Asset Value, offering price and redemption price per share ($631,163,550 ÷ 54,068,634 shares)		$11.67
Class Z:
Net Asset Value, offering price and redemption price per share ($24,153,768 ÷ 2,084,452 shares)		$11.59
Class Z6:
Net Asset Value, offering price and redemption price per share ($70,924,223 ÷ 6,081,253 shares)		$11.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,577,171
Interest		2,716
Income from Fidelity Central Funds		2,577
Total income		3,582,464
Expenses
Management fee	$5,399,639
Distribution and service plan fees	1,319,885
Independent trustees' fees and expenses	1,976
Total expenses before reductions	6,721,500
Expense reductions	(197)
Total expenses after reductions		6,721,303
Net investment income (loss)		(3,138,839)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,793
Fidelity Central Funds	(377)
Other affiliated issuers	13,275,968
Futures contracts	(761,377)
Capital gain distributions from underlying funds:
Affiliated issuers	3,726,457
Total net realized gain (loss)		16,344,464
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,481)
Fidelity Central Funds	(169)
Other affiliated issuers	333,527,883
Futures contracts	(192,788)
Total change in net unrealized appreciation (depreciation)		333,333,445
Net gain (loss)		349,677,909
Net increase (decrease) in net assets resulting from operations		$346,539,070

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,138,839)	$18,561,322
Net realized gain (loss)	16,344,464	70,946,497
Change in net unrealized appreciation (depreciation)	333,333,445	(236,020,508)
Net increase (decrease) in net assets resulting from operations	346,539,070	(146,512,689)
Distributions to shareholders	(53,982,456)	(102,870,591)
Share transactions - net increase (decrease)	(5,571,741)	99,889,190
Total increase (decrease) in net assets	286,984,873	(149,494,090)
Net Assets
Beginning of period	1,244,196,244	1,393,690,334
End of period	$1,531,181,117	$1,244,196,244

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$11.33	$12.21	$11.26	$10.23	$11.15
Income from Investment Operations
Net investment income (loss)A	(.03)	.13	.16	.10	.13	.13
Net realized and unrealized gain (loss)	2.58	(1.22)	.13	1.40	1.39	(.54)
Total from investment operations	2.55	(1.09)	.29	1.50	1.52	(.41)
Distributions from net investment income	–	(.14)	(.18)	(.12)	(.13)	(.14)
Distributions from net realized gain	(.41)	(.67)	(.99)	(.43)	(.36)	(.37)
Total distributions	(.41)	(.81)	(1.17)	(.55)	(.49)	(.51)
Net asset value, end of period	$11.57	$9.43	$11.33	$12.21	$11.26	$10.23
Total ReturnB,C,D	27.70%	(10.68)%	3.13%	13.44%	15.50%	(3.85)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	.99%H	.87%	.25%	.25%
Expenses net of fee waivers, if any	1.00%G	1.00%	.99%H	.87%	.25%	.25%
Expenses net of all reductions	1.00%G	1.00%	.99%H	.87%	.25%	.25%
Net investment income (loss)	(.51)%G	1.19%	1.38%	.79%	1.22%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$559,125	$456,849	$547,563	$566,474	$556,090	$531,510
Portfolio turnover rateF	23%G	30%	22%	21%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$11.22	$12.12	$11.19	$10.17	$11.09
Income from Investment Operations
Net investment income (loss)A	(.04)	.10	.13	.06	.10	.11
Net realized and unrealized gain (loss)	2.54	(1.20)	.12	1.39	1.39	(.54)
Total from investment operations	2.50	(1.10)	.25	1.45	1.49	(.43)
Distributions from net investment income	–	(.12)	(.16)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.41)	(.67)	(.99)	(.43)	(.36)	(.37)
Total distributions	(.41)	(.78)B	(1.15)	(.52)B	(.47)	(.49)
Net asset value, end of period	$11.43	$9.34	$11.22	$12.12	$11.19	$10.17
Total ReturnC,D,E	27.43%	(10.80)%	2.79%	13.12%	15.29%	(4.10)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.24%I	1.13%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.24%I	1.13%	.50%	.50%
Expenses net of all reductions	1.25%H	1.25%	1.24%I	1.13%	.50%	.50%
Net investment income (loss)	(.76)%H	.94%	1.13%	.54%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$217,584	$181,179	$210,625	$207,442	$186,200	$158,557
Portfolio turnover rateG	23%H	30%	22%	21%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.18	$11.07	$11.98	$11.08	$10.09	$11.01
Income from Investment Operations
Net investment income (loss)A	(.07)	.05	.07	–B	.05	.05
Net realized and unrealized gain (loss)	2.51	(1.20)	.13	1.38	1.38	(.53)
Total from investment operations	2.44	(1.15)	.20	1.38	1.43	(.48)
Distributions from net investment income	–	(.08)	(.12)	(.05)	(.08)	(.08)
Distributions from net realized gain	(.41)	(.67)	(.99)	(.43)	(.36)	(.36)
Total distributions	(.41)	(.74)C	(1.11)	(.48)	(.44)	(.44)
Net asset value, end of period	$11.21	$9.18	$11.07	$11.98	$11.08	$10.09
Total ReturnD,E,F	27.24%	(11.32)%	2.29%	12.59%	14.71%	(4.59)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.74%I,J	1.75%	1.74%J	1.63%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%I,J	1.75%	1.74%J	1.63%	1.00%	1.00%
Expenses net of all reductions	1.74%I,J	1.75%	1.74%J	1.63%	1.00%	1.00%
Net investment income (loss)	(1.26)%I	.44%	.63%	.04%	.47%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$28,230	$22,256	$25,383	$30,549	$27,491	$23,423
Portfolio turnover rateH	23%I	30%	22%	21%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.50	$11.41	$12.29	$11.33	$10.28	$11.21
Income from Investment Operations
Net investment income (loss)A	(.01)	.16	.19	.12	.16	.16
Net realized and unrealized gain (loss)	2.59	(1.23)	.13	1.42	1.40	(.55)
Total from investment operations	2.58	(1.07)	.32	1.54	1.56	(.39)
Distributions from net investment income	–	(.16)	(.20)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.41)	(.68)	(.99)	(.44)	(.36)	(.37)
Total distributions	(.41)	(.84)	(1.20)B	(.58)	(.51)	(.54)
Net asset value, end of period	$11.67	$9.50	$11.41	$12.29	$11.33	$10.28
Total ReturnC,D	27.81%	(10.46)%	3.34%	13.77%	15.83%	(3.66)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.64%	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.64%	-%	-%
Expenses net of all reductions	.75%G	.75%	.75%	.64%	-%	-%
Net investment income (loss)	(.26)%G	1.44%	1.63%	1.03%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$631,164	$522,314	$577,252	$543,170	$420,967	$390,675
Portfolio turnover rateF	23%G	30%	22%	21%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$11.35	$12.36
Income from Investment Operations
Net investment income (loss)B	(.01)	.17	.20
Net realized and unrealized gain (loss)	2.58	(1.22)	(.46)
Total from investment operations	2.57	(1.05)	(.26)
Distributions from net investment income	–	(.18)	(.26)
Distributions from net realized gain	(.41)	(.69)	(.49)
Total distributions	(.41)	(.87)	(.75)
Net asset value, end of period	$11.59	$9.43	$11.35
Total ReturnC,D	27.92%	(10.33)%	(1.33)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%H	.64%G
Expenses net of fee waivers, if any	.64%G	.65%H	.64%G
Expenses net of all reductions	.64%G	.65%H	.64%G
Net investment income (loss)	(.16)%G	1.54%	3.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,154	$16,800	$1,376
Portfolio turnover rateF	23%G	30%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$11.39	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B	–C	.19	.22	.15
Net realized and unrealized gain (loss)	2.59	(1.23)	.12	.92
Total from investment operations	2.59	(1.04)	.34	1.07
Distributions from net investment income	–	(.19)	(.24)	(.18)
Distributions from net realized gain	(.41)	(.69)	(.99)	(.26)
Total distributions	(.41)	(.87)D	(1.23)	(.44)
Net asset value, end of period	$11.66	$9.48	$11.39	$12.28
Total ReturnE,F	27.98%	(10.22)%	3.58%	9.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.49%	.50%J	.51%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.50%J	.51%I,J
Expenses net of all reductions	.49%I	.49%	.50%J	.51%I,J
Net investment income (loss)	(.01)%I	1.70%	1.88%	1.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$70,924	$44,798	$31,493	$9,112
Portfolio turnover rateH	23%I	30%	22%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.9
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.6%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $1,139,761)	1,140,000	1,139,785
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	4,339,074	$78,927,765
Fidelity Advisor Series Growth Opportunities Fund (b)	2,959,871	54,432,027
Fidelity Advisor Series Small Cap Fund (b)	3,208,647	35,712,240
Fidelity Series All-Sector Equity Fund (b)	3,189,670	33,969,988
Fidelity Series Commodity Strategy Fund (b)	7,563,563	31,464,422
Fidelity Series Large Cap Stock Fund (b)	8,813,072	124,793,105
Fidelity Series Large Cap Value Index Fund (b)	1,162,829	13,488,816
Fidelity Series Opportunistic Insights Fund (b)	3,387,210	73,265,342
Fidelity Series Small Cap Opportunities Fund (b)	3,445,596	43,965,800
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,215,418	79,369,595
Fidelity Series Value Discovery Fund (b)	6,566,857	81,166,355
TOTAL DOMESTIC EQUITY FUNDS
(Cost $542,397,397)		650,555,455

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	2,898,323	29,649,844
Fidelity Series Emerging Markets Fund (b)	2,059,446	19,420,575
Fidelity Series Emerging Markets Opportunities Fund (b)	8,388,616	175,993,159
Fidelity Series International Growth Fund (b)	4,672,242	87,744,708
Fidelity Series International Small Cap Fund (b)	1,526,051	27,163,705
Fidelity Series International Value Fund (b)	10,068,265	86,788,443
Fidelity Series Overseas Fund (b)	7,836,966	87,617,283
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $430,065,757)		514,377,717

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	783,425	7,097,831
Fidelity Series Floating Rate High Income Fund (b)	155,101	1,372,640
Fidelity Series High Income Fund (b)	936,955	8,545,033
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,346,199	25,104,329
Fidelity Series International Credit Fund (b)	57,504	598,612
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,776,952	28,685,916
Fidelity Series Real Estate Income Fund (b)	497,552	4,965,566
TOTAL BOND FUNDS
(Cost $72,542,141)		76,369,927

Short-Term Funds - 1.6%
Fidelity Cash Central Fund 0.10% (c)	3,018,765	3,019,369
Fidelity Series Government Money Market Fund 0.16% (b)(d)	14,517,821	14,517,821
Fidelity Series Short-Term Credit Fund (b)	214,228	2,195,835
TOTAL SHORT-TERM FUNDS
(Cost $19,666,167)		19,733,025
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,065,811,223)		1,262,175,909
NET OTHER ASSETS (LIABILITIES) - 0.0%		(224,384)
NET ASSETS - 100%		$1,261,951,525

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	28	Dec. 2020	$2,594,480	$(40,450)	$(40,450)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Dec. 2020	2,011,200	(13,130)	(13,130)
TOTAL FUTURES CONTRACTS					$(53,580)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,139,785.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,041
Total	$2,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,058,917	$6,024,962	$16,809,737	$--	$3,195,667	$25,457,956	$78,927,765
Fidelity Advisor Series Growth Opportunities Fund	39,418,229	3,947,202	14,789,841	--	3,548,749	22,307,688	54,432,027
Fidelity Advisor Series Small Cap Fund	25,945,611	3,008,390	1,942,251	--	79,653	8,620,837	35,712,240
Fidelity Series All-Sector Equity Fund	26,774,286	1,891,094	4,241,748	--	66,475	9,479,881	33,969,988
Fidelity Series Canada Fund	19,809,649	5,419,225	789,541	--	(62,881)	5,273,392	29,649,844
Fidelity Series Commodity Strategy Fund	33,420,668	2,130,624	8,039,008	135,451	(2,349,136)	6,301,274	31,464,422
Fidelity Series Emerging Markets Debt Fund	6,301,127	435,507	437,927	187,605	11,169	787,955	7,097,831
Fidelity Series Emerging Markets Fund	11,780,841	4,265,196	1,168,889	--	15,541	4,527,886	19,420,575
Fidelity Series Emerging Markets Opportunities Fund	110,296,509	30,796,348	8,461,133	--	531,674	42,829,761	175,993,159
Fidelity Series Floating Rate High Income Fund	1,258,928	90,872	105,950	30,896	(5,359)	134,149	1,372,640
Fidelity Series Government Money Market Fund 0.16%	30,012,201	12,353,098	27,847,478	23,635	--	--	14,517,821
Fidelity Series High Income Fund	7,703,311	533,812	529,750	233,930	(1,056)	838,716	8,545,033
Fidelity Series Inflation-Protected Bond Index Fund	21,431,412	5,423,265	3,104,891	18,437	14,279	1,340,264	25,104,329
Fidelity Series International Credit Fund	541,583	8,418	--	8,417	--	48,611	598,612
Fidelity Series International Growth Fund	83,827,283	2,753,014	21,566,337	--	4,159,811	18,570,937	87,744,708
Fidelity Series International Small Cap Fund	20,028,601	1,413,504	1,055,845	--	62,512	6,714,933	27,163,705
Fidelity Series International Value Fund	74,915,069	3,977,000	7,740,807	--	(909,131)	16,546,312	86,788,443
Fidelity Series Large Cap Stock Fund	99,130,398	15,610,587	7,935,153	4,222,332	(69,543)	18,056,816	124,793,105
Fidelity Series Large Cap Value Index Fund	10,314,647	1,684,602	739,821	--	(10,754)	2,240,142	13,488,816
Fidelity Series Long-Term Treasury Bond Index Fund	24,463,695	8,280,862	3,242,618	673,254	227,073	(1,043,096)	28,685,916
Fidelity Series Opportunistic Insights Fund	57,733,234	6,616,772	14,975,132	--	1,702,445	22,188,023	73,265,342
Fidelity Series Overseas Fund	69,834,679	6,539,983	10,003,254	--	(215,718)	21,461,593	87,617,283
Fidelity Series Real Estate Income Fund	4,163,039	347,875	331,979	159,948	(29,729)	816,360	4,965,566
Fidelity Series Short-Term Credit Fund	2,033,962	86,134	2,556	23,858	(11)	78,306	2,195,835
Fidelity Series Small Cap Opportunities Fund	32,800,494	4,894,719	2,432,573	256,903	(24,003)	8,727,163	43,965,800
Fidelity Series Stock Selector Large Cap Value Fund	61,188,399	8,253,464	4,366,792	--	(279,355)	14,573,879	79,369,595
Fidelity Series Value Discovery Fund	63,247,581	7,351,731	5,329,967	--	25,590	15,871,420	81,166,355
	$999,434,353	$144,138,260	$167,990,978	$5,974,666	$9,683,962	$272,751,158	$1,258,016,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,139,785	$--	$1,139,785	$--
Domestic Equity Funds	650,555,455	650,555,455	--	--
International Equity Funds	514,377,717	514,377,717	--	--
Bond Funds	76,369,927	76,369,927	--	--
Short-Term Funds	19,733,025	19,733,025	--	--
Total Investments in Securities:	$1,262,175,909	$1,261,036,124	$1,139,785	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(53,580)	$(53,580)	$--	$--
Total Liabilities	$(53,580)	$(53,580)	$--	$--
Total Derivative Instruments:	$(53,580)	$(53,580)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(53,580)
Total Equity Risk	0	(53,580)
Total Value of Derivatives	$0	$(53,580)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,139,762)	$1,139,785
Fidelity Central Funds (cost $3,019,368)	3,019,369
Other affiliated issuers (cost $1,061,652,093)	1,258,016,755
Total Investment in Securities (cost $1,065,811,223)		$1,262,175,909
Cash		34,930
Receivable for investments sold		19,028,492
Receivable for fund shares sold		1,266,931
Distributions receivable from Fidelity Central Funds		280
Total assets		1,282,506,542
Liabilities
Payable for investments purchased	$16,534,024
Payable for fund shares redeemed	3,020,907
Accrued management fee	777,108
Distribution and service plan fees payable	189,865
Payable for daily variation margin on futures contracts	33,113
Total liabilities		20,555,017
Net Assets		$1,261,951,525
Net Assets consist of:
Paid in capital		$1,063,490,990
Total accumulated earnings (loss)		198,460,535
Net Assets		$1,261,951,525
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($450,351,308 ÷ 38,983,963 shares)(a)		$11.55
Maximum offering price per share (100/94.25 of $11.55)		$12.25
Class M:
Net Asset Value and redemption price per share ($172,327,016 ÷ 15,043,971 shares)(a)		$11.45
Maximum offering price per share (100/96.50 of $11.45)		$11.87
Class C:
Net Asset Value and offering price per share ($27,649,939 ÷ 2,459,104 shares)(a)		$11.24
Class I:
Net Asset Value, offering price and redemption price per share ($538,264,245 ÷ 46,175,972 shares)		$11.66
Class Z:
Net Asset Value, offering price and redemption price per share ($16,965,442 ÷ 1,464,909 shares)		$11.58
Class Z6:
Net Asset Value, offering price and redemption price per share ($56,393,575 ÷ 4,842,429 shares)		$11.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,928,679
Interest		2,213
Income from Fidelity Central Funds		2,041
Total income		2,932,933
Expenses
Management fee	$4,413,784
Distribution and service plan fees	1,075,390
Independent trustees' fees and expenses	1,606
Total expenses before reductions	5,490,780
Expense reductions	(194)
Total expenses after reductions		5,490,586
Net investment income (loss)		(2,557,653)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,316
Fidelity Central Funds	(297)
Other affiliated issuers	9,683,962
Futures contracts	(630,909)
Capital gain distributions from underlying funds:
Affiliated issuers	3,045,987
Total net realized gain (loss)		12,189,059
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,205)
Fidelity Central Funds	(136)
Other affiliated issuers	272,751,158
Futures contracts	(163,261)
Total change in net unrealized appreciation (depreciation)		272,586,556
Net gain (loss)		284,775,615
Net increase (decrease) in net assets resulting from operations		$282,217,962

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,557,653)	$15,055,161
Net realized gain (loss)	12,189,059	58,144,227
Change in net unrealized appreciation (depreciation)	272,586,556	(189,911,558)
Net increase (decrease) in net assets resulting from operations	282,217,962	(116,712,170)
Distributions to shareholders	(44,639,739)	(82,439,055)
Share transactions - net increase (decrease)	19,440,745	76,677,887
Total increase (decrease) in net assets	257,018,968	(122,473,338)
Net Assets
Beginning of period	1,004,932,557	1,127,405,895
End of period	$1,261,951,525	$1,004,932,557

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$11.31	$12.17	$11.20	$10.16	$11.06
Income from Investment Operations
Net investment income (loss)A	(.03)	.13	.16	.09	.13	.13
Net realized and unrealized gain (loss)	2.57	(1.21)	.13	1.40	1.39	(.53)
Total from investment operations	2.54	(1.08)	.29	1.49	1.52	(.40)
Distributions from net investment income	–	(.14)	(.18)	(.12)	(.13)	(.14)
Distributions from net realized gain	(.42)	(.66)	(.97)	(.40)	(.34)	(.36)
Total distributions	(.42)	(.80)	(1.15)	(.52)	(.48)B	(.50)
Net asset value, end of period	$11.55	$9.43	$11.31	$12.17	$11.20	$10.16
Total ReturnC,D,E	27.57%	(10.58)%	3.08%	13.42%	15.52%	(3.84)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	.99%I	.88%	.25%	.25%
Expenses net of fee waivers, if any	1.00%H	1.00%	.99%I	.88%	.25%	.25%
Expenses net of all reductions	1.00%H	1.00%	.99%I	.88%	.25%	.25%
Net investment income (loss)	(.51)%H	1.20%	1.38%	.79%	1.22%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$450,351	$358,407	$417,583	$418,313	$396,373	$363,199
Portfolio turnover rateG	24%H	32%	23%	20%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.36	$11.24	$12.11	$11.15	$10.12	$11.02
Income from Investment Operations
Net investment income (loss)A	(.04)	.11	.13	.06	.10	.11
Net realized and unrealized gain (loss)	2.55	(1.22)	.13	1.39	1.38	(.54)
Total from investment operations	2.51	(1.11)	.26	1.45	1.48	(.43)
Distributions from net investment income	–	(.11)	(.16)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.42)	(.65)	(.97)	(.40)	(.34)	(.36)
Total distributions	(.42)	(.77)B	(1.13)	(.49)B	(.45)	(.47)B
Net asset value, end of period	$11.45	$9.36	$11.24	$12.11	$11.15	$10.12
Total ReturnC,D,E	27.45%	(10.88)%	2.83%	13.16%	15.22%	(4.08)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.25%	1.13%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.13%	.50%	.50%
Expenses net of all reductions	1.24%H	1.25%	1.25%	1.13%	.50%	.50%
Net investment income (loss)	(.76)%H	.95%	1.13%	.54%	.97%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$172,327	$143,526	$172,974	$166,634	$147,601	$127,842
Portfolio turnover rateG	24%H	32%	23%	20%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.22	$11.10	$11.98	$11.05	$10.04	$10.95
Income from Investment Operations
Net investment income (loss)A	(.07)	.05	.07	–B	.05	.06
Net realized and unrealized gain (loss)	2.51	(1.20)	.14	1.38	1.37	(.55)
Total from investment operations	2.44	(1.15)	.21	1.38	1.42	(.49)
Distributions from net investment income	–	(.07)	(.11)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.42)	(.65)	(.97)	(.39)	(.34)	(.34)
Total distributions	(.42)	(.73)C	(1.09)C	(.45)	(.41)C	(.42)
Net asset value, end of period	$11.24	$9.22	$11.10	$11.98	$11.05	$10.04
Total ReturnD,E,F	27.10%	(11.32)%	2.34%	12.59%	14.73%	(4.67)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.74%I,J	1.75%	1.74%J	1.63%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%I,J	1.75%	1.74%J	1.63%	1.00%	1.00%
Expenses net of all reductions	1.74%I,J	1.75%	1.74%J	1.63%	1.00%	1.00%
Net investment income (loss)	(1.26)%I	.45%	.63%	.04%	.47%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$27,650	$21,457	$26,139	$32,763	$28,268	$24,460
Portfolio turnover rateH	24%I	32%	23%	20%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.50	$11.39	$12.25	$11.27	$10.22	$11.13
Income from Investment Operations
Net investment income (loss)A	(.01)	.16	.19	.12	.16	.16
Net realized and unrealized gain (loss)	2.59	(1.22)	.12	1.41	1.39	(.55)
Total from investment operations	2.58	(1.06)	.31	1.53	1.55	(.39)
Distributions from net investment income	–	(.16)	(.20)	(.14)	(.15)	(.16)
Distributions from net realized gain	(.42)	(.67)	(.97)	(.41)	(.35)	(.36)
Total distributions	(.42)	(.83)	(1.17)	(.55)	(.50)	(.52)
Net asset value, end of period	$11.66	$9.50	$11.39	$12.25	$11.27	$10.22
Total ReturnB,C	27.80%	(10.37)%	3.30%	13.74%	15.81%	(3.65)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.75%	.64%	- %G	- %G
Expenses net of fee waivers, if any	.75%F	.75%	.75%	.64%	-%	-%
Expenses net of all reductions	.75%F	.75%	.75%	.64%	-%	-%
Net investment income (loss)	(.26)%F	1.45%	1.63%	1.03%	1.47%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$538,264	$436,294	$488,167	$466,677	$357,398	$320,449
Portfolio turnover rateE	24%F	32%	23%	20%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$11.34	$12.34
Income from Investment Operations
Net investment income (loss)B	(.01)	.17	.28
Net realized and unrealized gain (loss)	2.58	(1.22)	(.54)
Total from investment operations	2.57	(1.05)	(.26)
Distributions from net investment income	–	(.18)	(.25)
Distributions from net realized gain	(.42)	(.68)	(.49)
Total distributions	(.42)	(.86)	(.74)
Net asset value, end of period	$11.58	$9.43	$11.34
Total ReturnC,D	27.90%	(10.33)%	(1.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%H	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%H	.65%G,H
Expenses net of all reductions	.64%G	.65%H	.65%G,H
Net investment income (loss)	(.15)%G	1.55%	5.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,965	$11,414	$650
Portfolio turnover rateF	24%G	32%	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$11.37	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B	–C	.19	.22	.23
Net realized and unrealized gain (loss)	2.59	(1.22)	.12	.83
Total from investment operations	2.59	(1.03)	.34	1.06
Distributions from net investment income	–	(.18)	(.24)	(.17)
Distributions from net realized gain	(.42)	(.68)	(.97)	(.24)
Total distributions	(.42)	(.86)	(1.21)	(.41)
Net asset value, end of period	$11.65	$9.48	$11.37	$12.24
Total ReturnD,E	27.97%	(10.14)%	3.55%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.50%I	.51%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.50%I	.51%H,I
Expenses net of all reductions	.49%H	.49%	.50%I	.51%H,I
Net investment income (loss)	- %H,J	1.70%	1.88%	2.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$56,394	$33,835	$21,893	$5,410
Portfolio turnover rateG	24%H	32%	23%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.6%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $619,869)	620,000	619,882
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	2,611,699	$47,506,798
Fidelity Advisor Series Growth Opportunities Fund (b)	1,781,553	32,762,768
Fidelity Advisor Series Small Cap Fund (b)	1,931,296	21,495,323
Fidelity Series All-Sector Equity Fund (b)	1,919,863	20,446,545
Fidelity Series Commodity Strategy Fund (b)	4,565,967	18,994,421
Fidelity Series Large Cap Stock Fund (b)	5,304,639	75,113,684
Fidelity Series Large Cap Value Index Fund (b)	699,911	8,118,966
Fidelity Series Opportunistic Insights Fund (b)	2,038,745	44,098,044
Fidelity Series Small Cap Opportunities Fund (b)	2,073,924	26,463,276
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,342,978	47,772,758
Fidelity Series Value Discovery Fund (b)	3,952,608	48,854,236
TOTAL DOMESTIC EQUITY FUNDS
(Cost $353,065,203)		391,626,819

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	1,744,258	17,843,758
Fidelity Series Emerging Markets Fund (b)	1,242,552	11,717,263
Fidelity Series Emerging Markets Opportunities Fund (b)	5,050,439	105,958,202
Fidelity Series International Growth Fund (b)	2,812,243	52,813,929
Fidelity Series International Small Cap Fund (b)	918,261	16,345,040
Fidelity Series International Value Fund (b)	6,061,038	52,246,151
Fidelity Series Overseas Fund (b)	4,717,109	52,737,276
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $272,415,219)		309,661,619

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	473,438	4,289,349
Fidelity Series Floating Rate High Income Fund (b)	95,355	843,889
Fidelity Series High Income Fund (b)	565,180	5,154,441
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,412,189	15,110,421
Fidelity Series International Credit Fund (b)	26,263	273,401
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,671,463	17,266,210
Fidelity Series Real Estate Income Fund (b)	301,611	3,010,073
TOTAL BOND FUNDS
(Cost $43,522,544)		45,947,784

Short-Term Funds - 1.6%
Fidelity Cash Central Fund 0.10% (c)	1,725,835	1,726,180
Fidelity Series Government Money Market Fund 0.16% (b)(d)	8,788,988	8,788,988
Fidelity Series Short-Term Credit Fund (b)	129,496	1,327,330
TOTAL SHORT-TERM FUNDS
(Cost $11,799,985)		11,842,498
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $681,422,820)		759,698,602
NET OTHER ASSETS (LIABILITIES) - 0.0%		(121,634)
NET ASSETS - 100%		$759,576,968

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	16	Dec. 2020	$1,482,560	$(11,137)	$(11,137)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	Dec. 2020	1,173,200	(7,659)	(7,659)
TOTAL FUTURES CONTRACTS					$(18,796)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $619,882.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,146
Total	$1,146

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,430,218	$4,613,869	$9,347,953	$--	$1,215,126	$15,595,538	$47,506,798
Fidelity Advisor Series Growth Opportunities Fund	22,869,943	3,056,935	8,343,936	--	1,802,136	13,377,690	32,762,768
Fidelity Advisor Series Small Cap Fund	15,070,858	2,301,862	973,734	--	40,487	5,055,850	21,495,323
Fidelity Series All-Sector Equity Fund	15,543,866	1,584,649	2,281,530	--	(321,438)	5,920,998	20,446,545
Fidelity Series Canada Fund	11,495,621	3,674,009	380,497	--	(36,611)	3,091,236	17,843,758
Fidelity Series Commodity Strategy Fund	19,435,487	1,814,181	4,583,004	81,218	(1,169,560)	3,497,317	18,994,421
Fidelity Series Emerging Markets Debt Fund	3,666,378	372,697	217,048	110,920	6,590	460,732	4,289,349
Fidelity Series Emerging Markets Fund	6,848,582	2,812,806	613,767	--	2,907	2,666,735	11,717,263
Fidelity Series Emerging Markets Opportunities Fund	64,104,304	20,751,250	4,339,382	--	68,921	25,373,109	105,958,202
Fidelity Series Floating Rate High Income Fund	738,252	81,810	52,511	18,478	(926)	77,264	843,889
Fidelity Series Government Money Market Fund 0.16%	17,416,116	7,651,894	16,279,022	13,892	--	--	8,788,988
Fidelity Series High Income Fund	4,472,076	454,684	262,558	138,020	(233)	490,472	5,154,441
Fidelity Series Inflation-Protected Bond Index Fund	12,449,254	3,575,045	1,710,762	10,846	8,711	788,173	15,110,421
Fidelity Series International Credit Fund	247,355	3,844	--	3,844	--	22,202	273,401
Fidelity Series International Growth Fund	48,743,741	2,903,157	12,182,042	--	988,651	12,360,422	52,813,929
Fidelity Series International Small Cap Fund	11,650,965	1,242,266	535,685	--	34,860	3,952,634	16,345,040
Fidelity Series International Value Fund	43,608,174	3,567,437	4,073,885	--	(238,990)	9,383,415	52,246,151
Fidelity Series Large Cap Stock Fund	57,573,265	10,974,314	3,926,225	2,507,099	(88,060)	10,580,390	75,113,684
Fidelity Series Large Cap Value Index Fund	6,016,237	1,162,471	368,994	--	(12,333)	1,321,585	8,118,966
Fidelity Series Long-Term Treasury Bond Index Fund	14,209,861	5,360,766	1,821,610	394,152	125,781	(608,588)	17,266,210
Fidelity Series Opportunistic Insights Fund	33,504,927	4,900,026	8,324,241	--	788,344	13,228,988	44,098,044
Fidelity Series Overseas Fund	40,426,611	5,239,761	5,387,616	--	(126,341)	12,584,861	52,737,276
Fidelity Series Real Estate Income Fund	2,419,316	293,786	164,537	95,342	(9,410)	470,918	3,010,073
Fidelity Series Short-Term Credit Fund	1,224,166	57,839	2,033	14,422	(37)	47,395	1,327,330
Fidelity Series Small Cap Opportunities Fund	19,062,767	3,510,174	1,204,616	154,125	4,149	5,090,802	26,463,276
Fidelity Series Stock Selector Large Cap Value Fund	35,558,943	6,021,173	2,180,302	--	(102,138)	8,475,082	47,772,758
Fidelity Series Value Discovery Fund	36,731,477	5,511,176	2,700,738	--	(15,772)	9,328,093	48,854,236
	$580,518,760	$103,493,881	$92,258,228	$3,542,358	$2,964,814	$162,633,313	$757,352,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$619,882	$--	$619,882	$--
Domestic Equity Funds	391,626,819	391,626,819	--	--
International Equity Funds	309,661,619	309,661,619	--	--
Bond Funds	45,947,784	45,947,784	--	--
Short-Term Funds	11,842,498	11,842,498	--	--
Total Investments in Securities:	$759,698,602	$759,078,720	$619,882	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(18,796)	$(18,796)	$--	$--
Total Liabilities	$(18,796)	$(18,796)	$--	$--
Total Derivative Instruments:	$(18,796)	$(18,796)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(18,796)
Total Equity Risk	0	(18,796)
Total Value of Derivatives	$0	$(18,796)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $619,870)	$619,882
Fidelity Central Funds (cost $1,726,180)	1,726,180
Other affiliated issuers (cost $679,076,770)	757,352,540
Total Investment in Securities (cost $681,422,820)		$759,698,602
Cash		20,970
Receivable for investments sold		10,971,344
Receivable for fund shares sold		1,065,977
Distributions receivable from Fidelity Central Funds		159
Total assets		771,757,052
Liabilities
Payable for investments purchased	$9,998,679
Payable for fund shares redeemed	1,594,643
Accrued management fee	465,657
Distribution and service plan fees payable	105,024
Payable for daily variation margin on futures contracts	16,081
Total liabilities		12,180,084
Net Assets		$759,576,968
Net Assets consist of:
Paid in capital		$683,704,849
Total accumulated earnings (loss)		75,872,119
Net Assets		$759,576,968
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($256,681,721 ÷ 19,869,495 shares)(a)		$12.92
Maximum offering price per share (100/94.25 of $12.92)		$13.71
Class M:
Net Asset Value and redemption price per share ($95,968,768 ÷ 7,491,058 shares)(a)		$12.81
Maximum offering price per share (100/96.50 of $12.81)		$13.27
Class C:
Net Asset Value and offering price per share ($13,737,553 ÷ 1,083,608 shares)(a)		$12.68
Class I:
Net Asset Value, offering price and redemption price per share ($347,030,617 ÷ 26,707,065 shares)		$12.99
Class Z:
Net Asset Value, offering price and redemption price per share ($9,010,236 ÷ 698,243 shares)		$12.90
Class Z6:
Net Asset Value, offering price and redemption price per share ($37,148,073 ÷ 2,861,349 shares)		$12.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,738,309
Interest		1,246
Income from Fidelity Central Funds		1,146
Total income		1,740,701
Expenses
Management fee	$2,601,624
Distribution and service plan fees	581,739
Independent trustees' fees and expenses	939
Total expenses before reductions	3,184,302
Expense reductions	(206)
Total expenses after reductions		3,184,096
Net investment income (loss)		(1,443,395)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,484
Fidelity Central Funds	(171)
Other affiliated issuers	2,964,814
Futures contracts	(385,879)
Capital gain distributions from underlying funds:
Affiliated issuers	1,804,049
Total net realized gain (loss)		4,427,297
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(673)
Fidelity Central Funds	(82)
Other affiliated issuers	162,633,313
Futures contracts	(76,843)
Total change in net unrealized appreciation (depreciation)		162,555,715
Net gain (loss)		166,983,012
Net increase (decrease) in net assets resulting from operations		$165,539,617

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,443,395)	$9,029,338
Net realized gain (loss)	4,427,297	31,945,278
Change in net unrealized appreciation (depreciation)	162,555,715	(106,103,640)
Net increase (decrease) in net assets resulting from operations	165,539,617	(65,129,024)
Distributions to shareholders	(25,237,584)	(44,853,483)
Share transactions - net increase (decrease)	35,607,261	64,611,189
Total increase (decrease) in net assets	175,909,294	(45,371,318)
Net Assets
Beginning of period	583,667,674	629,038,992
End of period	$759,576,968	$583,667,674

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$12.58	$13.37	$12.19	$11.02	$11.92
Income from Investment Operations
Net investment income (loss)A	(.03)	.15	.18	.11	.14	.15
Net realized and unrealized gain (loss)	2.87	(1.36)	.15	1.51	1.51	(.59)
Total from investment operations	2.84	(1.21)	.33	1.62	1.65	(.44)
Distributions from net investment income	–	(.15)	(.19)	(.13)	(.14)	(.14)
Distributions from net realized gain	(.45)	(.69)	(.93)	(.32)	(.34)	(.31)
Total distributions	(.45)	(.84)	(1.12)	(.44)B	(.48)	(.46)B
Net asset value, end of period	$12.92	$10.53	$12.58	$13.37	$12.19	$11.02
Total ReturnC,D,E	27.62%	(10.57)%	3.08%	13.40%	15.49%	(3.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	.99%	.88%	.25%	.25%
Expenses net of fee waivers, if any	1.00%H	1.00%	.99%	.88%	.25%	.25%
Expenses net of all reductions	1.00%H	1.00%	.99%	.88%	.25%	.25%
Net investment income (loss)	(.51)%H	1.23%	1.41%	.81%	1.24%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$256,682	$196,016	$212,428	$209,824	$170,352	$130,309
Portfolio turnover rateG	26%H	35%	27%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.46	$12.51	$13.31	$12.14	$10.98	$11.88
Income from Investment Operations
Net investment income (loss)A	(.05)	.12	.15	.07	.11	.12
Net realized and unrealized gain (loss)	2.85	(1.36)	.15	1.52	1.51	(.59)
Total from investment operations	2.80	(1.24)	.30	1.59	1.62	(.47)
Distributions from net investment income	–	(.13)	(.18)	(.11)	(.12)	(.12)
Distributions from net realized gain	(.45)	(.68)	(.93)	(.31)	(.34)	(.31)
Total distributions	(.45)	(.81)	(1.10)B	(.42)	(.46)	(.43)
Net asset value, end of period	$12.81	$10.46	$12.51	$13.31	$12.14	$10.98
Total ReturnC,D,E	27.42%	(10.83)%	2.86%	13.15%	15.27%	(4.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H,I	1.25%	1.25%	1.14%	.50%	.50%
Expenses net of fee waivers, if any	1.24%H,I	1.25%	1.25%	1.14%	.50%	.50%
Expenses net of all reductions	1.24%H,I	1.25%	1.25%	1.14%	.50%	.50%
Net investment income (loss)	(.75)%H	.98%	1.16%	.56%	.99%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$95,969	$74,904	$83,858	$73,101	$58,052	$41,956
Portfolio turnover rateG	26%H	35%	27%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$12.44	$13.26	$12.11	$10.98	$11.88
Income from Investment Operations
Net investment income (loss)A	(.07)	.06	.08	.01	.06	.06
Net realized and unrealized gain (loss)	2.82	(1.36)	.16	1.51	1.49	(.58)
Total from investment operations	2.75	(1.30)	.24	1.52	1.55	(.52)
Distributions from net investment income	–	(.09)	(.13)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.45)	(.68)	(.93)	(.31)	(.34)	(.30)
Total distributions	(.45)	(.76)B	(1.06)	(.37)	(.42)	(.38)
Net asset value, end of period	$12.68	$10.38	$12.44	$13.26	$12.11	$10.98
Total ReturnC,D,E	27.14%	(11.29)%	2.32%	12.62%	14.62%	(4.53)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H,I	1.75%	1.74%	1.64%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%H,I	1.75%	1.74%	1.64%	1.00%	1.00%
Expenses net of all reductions	1.74%H,I	1.75%	1.74%	1.64%	1.00%	1.00%
Net investment income (loss)	(1.25)%H	.48%	.66%	.05%	.49%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$13,738	$9,928	$10,991	$10,685	$8,529	$5,671
Portfolio turnover rateG	26%H	35%	27%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$12.64	$13.43	$12.24	$11.06	$11.96
Income from Investment Operations
Net investment income (loss)A	(.02)	.19	.21	.14	.17	.18
Net realized and unrealized gain (loss)	2.89	(1.39)	.15	1.53	1.51	(.60)
Total from investment operations	2.87	(1.20)	.36	1.67	1.68	(.42)
Distributions from net investment income	–	(.18)	(.22)	(.16)	(.16)	(.17)
Distributions from net realized gain	(.45)	(.70)	(.93)	(.32)	(.34)	(.31)
Total distributions	(.45)	(.87)B	(1.15)	(.48)	(.50)	(.48)
Net asset value, end of period	$12.99	$10.57	$12.64	$13.43	$12.24	$11.06
Total ReturnC,D	27.80%	(10.45)%	3.34%	13.74%	15.81%	(3.64)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G,H	.75%	.75%	.64%	- %I	- %I
Expenses net of fee waivers, if any	.75%G,H	.75%	.75%	.64%	-%	-%
Expenses net of all reductions	.75%G,H	.75%	.75%	.64%	-%	-%
Net investment income (loss)	(.26)%G	1.48%	1.66%	1.05%	1.49%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$347,031	$273,147	$308,366	$249,432	$165,720	$119,597
Portfolio turnover rateF	26%G	35%	27%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$12.58	$13.57
Income from Investment Operations
Net investment income (loss)B	(.01)	.20	.38
Net realized and unrealized gain (loss)	2.86	(1.36)	(.65)
Total from investment operations	2.85	(1.16)	(.27)
Distributions from net investment income	–	(.20)	(.28)
Distributions from net realized gain	(.45)	(.71)	(.43)
Total distributions	(.45)	(.92)C	(.72)C
Net asset value, end of period	$12.90	$10.50	$12.58
Total ReturnD,E	27.80%	(10.28)%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%	.65%H,I
Expenses net of all reductions	.64%H	.65%	.65%H,I
Net investment income (loss)	(.15)%H	1.58%	6.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,010	$5,767	$428
Portfolio turnover rateG	26%H	35%	27%H

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$12.62	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B	–C	.22	.24	.47
Net realized and unrealized gain (loss)	2.88	(1.38)	.15	.69
Total from investment operations	2.88	(1.16)	.39	1.16
Distributions from net investment income	–	(.21)	(.26)	(.19)
Distributions from net realized gain	(.45)	(.71)	(.93)	(.18)
Total distributions	(.45)	(.91)D	(1.19)	(.37)
Net asset value, end of period	$12.98	$10.55	$12.62	$13.42
Total ReturnE,F	27.96%	(10.22)%	3.59%	9.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.49%	.50%	.50%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.50%	.50%I,J
Expenses net of all reductions	.49%I	.49%	.50%	.50%I,J
Net investment income (loss)	- %I,K	1.73%	1.91%	4.26%I
Supplemental Data
Net assets, end of period (000 omitted)	$37,148	$23,906	$12,968	$3,116
Portfolio turnover rateH	26%I	35%	27%	18%I

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.0%
Short-Term Funds	1.5%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 12/3/20 to 12/10/20 (a)
(Cost $249,948)	250,000	249,953
	Shares	Value

Domestic Equity Funds - 51.6%
Fidelity Advisor Series Equity Growth Fund (b)	906,365	$16,486,780
Fidelity Advisor Series Growth Opportunities Fund (b)	618,271	11,370,006
Fidelity Advisor Series Small Cap Fund (b)	670,237	7,459,734
Fidelity Series All-Sector Equity Fund (b)	666,266	7,095,737
Fidelity Series Commodity Strategy Fund (b)	1,591,489	6,620,594
Fidelity Series Large Cap Stock Fund (b)	1,840,931	26,067,585
Fidelity Series Large Cap Value Index Fund (b)	242,897	2,817,605
Fidelity Series Opportunistic Insights Fund (b)	707,516	15,303,571
Fidelity Series Small Cap Opportunities Fund (b)	719,736	9,183,831
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,507,185	16,579,031
Fidelity Series Value Discovery Fund (b)	1,371,711	16,954,353
TOTAL DOMESTIC EQUITY FUNDS
(Cost $127,774,632)		135,938,827

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	605,618	6,195,468
Fidelity Series Emerging Markets Fund (b)	432,740	4,080,734
Fidelity Series Emerging Markets Opportunities Fund (b)	1,753,377	36,785,853
Fidelity Series International Growth Fund (b)	975,959	18,328,507
Fidelity Series International Small Cap Fund (b)	318,708	5,673,008
Fidelity Series International Value Fund (b)	2,103,007	18,127,922
Fidelity Series Overseas Fund (b)	1,637,024	18,301,931
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $97,669,390)		107,493,423

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	164,796	1,493,054
Fidelity Series Floating Rate High Income Fund (b)	35,956	318,209
Fidelity Series High Income Fund (b)	196,841	1,795,189
Fidelity Series Inflation-Protected Bond Index Fund (b)	490,086	5,243,920
Fidelity Series International Credit Fund (b)	3,495	36,383
Fidelity Series Long-Term Treasury Bond Index Fund (b)	580,065	5,992,076
Fidelity Series Real Estate Income Fund (b)	108,828	1,086,100
TOTAL BOND FUNDS
(Cost $15,128,251)		15,964,931

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 0.10% (c)	463,421	463,513
Fidelity Series Government Money Market Fund 0.16% (b)(d)	3,077,853	3,077,853
Fidelity Series Short-Term Credit Fund (b)	45,039	461,648
TOTAL SHORT-TERM FUNDS
(Cost $3,987,967)		4,003,014
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $244,810,188)		263,650,148
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,616)
NET ASSETS - 100%		$263,611,532

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Dec. 2020	$463,300	$(5,617)	$(5,617)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Dec. 2020	502,800	(3,282)	(3,282)
TOTAL FUTURES CONTRACTS					$(8,899)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,953.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$336
Total	$336

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$11,321,317	$2,718,826	$3,159,704	$--	$239,512	$5,366,829	$16,486,780
Fidelity Advisor Series Growth Opportunities Fund	7,305,630	1,824,323	2,827,785	--	368,011	4,699,827	11,370,006
Fidelity Advisor Series Small Cap Fund	4,827,166	1,313,105	373,405	--	5,188	1,687,680	7,459,734
Fidelity Series All-Sector Equity Fund	4,968,557	1,044,352	781,984	--	(67,865)	1,932,677	7,095,737
Fidelity Series Canada Fund	3,708,429	1,550,738	82,173	--	(7,683)	1,026,157	6,195,468
Fidelity Series Commodity Strategy Fund	6,216,251	1,166,440	1,552,491	27,914	(316,885)	1,107,279	6,620,594
Fidelity Series Emerging Markets Debt Fund	1,172,125	248,658	82,218	37,355	(1,743)	156,232	1,493,054
Fidelity Series Emerging Markets Fund	2,196,379	1,223,484	232,194	--	891	892,174	4,080,734
Fidelity Series Emerging Markets Opportunities Fund	20,506,511	9,526,358	1,732,945	--	84,223	8,401,706	36,785,853
Fidelity Series Floating Rate High Income Fund	253,138	57,829	19,891	6,708	(638)	27,771	318,209
Fidelity Series Government Money Market Fund 0.16%	5,554,313	2,956,799	5,433,259	4,636	--	--	3,077,853
Fidelity Series High Income Fund	1,430,114	302,120	99,457	46,512	(1,084)	163,496	1,795,189
Fidelity Series Inflation-Protected Bond Index Fund	3,980,302	1,562,225	565,506	3,626	1,929	264,970	5,243,920
Fidelity Series International Credit Fund	32,917	511	--	512	--	2,955	36,383
Fidelity Series International Growth Fund	15,539,738	2,327,087	3,983,640	--	54,749	4,390,573	18,328,507
Fidelity Series International Small Cap Fund	3,716,187	763,764	135,724	--	12,737	1,316,044	5,673,008
Fidelity Series International Value Fund	13,958,416	2,534,591	1,389,772	--	31,774	2,992,913	18,127,922
Fidelity Series Large Cap Stock Fund	18,416,531	5,637,022	1,428,240	862,881	(83,471)	3,525,743	26,067,585
Fidelity Series Large Cap Value Index Fund	1,917,689	608,737	141,006	--	(9,541)	441,726	2,817,605
Fidelity Series Long-Term Treasury Bond Index Fund	4,543,154	2,134,653	522,740	129,367	37,455	(200,446)	5,992,076
Fidelity Series Opportunistic Insights Fund	10,707,192	2,738,945	2,823,230	--	175,791	4,504,873	15,303,571
Fidelity Series Overseas Fund	12,942,340	3,093,641	1,892,448	--	(23,180)	4,181,578	18,301,931
Fidelity Series Real Estate Income Fund	796,485	193,703	62,327	33,523	(4,277)	162,516	1,086,100
Fidelity Series Short-Term Credit Fund	409,257	36,411	419	4,982	(5)	16,404	461,648
Fidelity Series Small Cap Opportunities Fund	6,102,355	1,854,535	461,939	52,986	(15,849)	1,704,729	9,183,831
Fidelity Series Stock Selector Large Cap Value Fund	11,382,253	3,257,694	830,383	--	(72,102)	2,841,569	16,579,031
Fidelity Series Value Discovery Fund	11,746,321	3,095,597	972,028	--	(21,648)	3,106,111	16,954,353
	$185,651,067	$53,772,148	$31,586,908	$1,211,002	$386,289	$54,714,086	$262,936,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$249,953	$--	$249,953	$--
Domestic Equity Funds	135,938,827	135,938,827	--	--
International Equity Funds	107,493,423	107,493,423	--	--
Bond Funds	15,964,931	15,964,931	--	--
Short-Term Funds	4,003,014	4,003,014	--	--
Total Investments in Securities:	$263,650,148	$263,400,195	$249,953	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(8,899)	$(8,899)	$--	$--
Total Liabilities	$(8,899)	$(8,899)	$--	$--
Total Derivative Instruments:	$(8,899)	$(8,899)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(8,899)
Total Equity Risk	0	(8,899)
Total Value of Derivatives	$0	$(8,899)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $249,949)	$249,953
Fidelity Central Funds (cost $463,513)	463,513
Other affiliated issuers (cost $244,096,726)	262,936,682
Total Investment in Securities (cost $244,810,188)		$263,650,148
Cash		7,081
Receivable for investments sold		3,700,332
Receivable for fund shares sold		522,885
Distributions receivable from Fidelity Central Funds		41
Total assets		267,880,487
Liabilities
Payable for investments purchased	$3,438,812
Payable for fund shares redeemed	632,594
Accrued management fee	160,582
Distribution and service plan fees payable	36,967
Total liabilities		4,268,955
Net Assets		$263,611,532
Net Assets consist of:
Paid in capital		$246,926,574
Total accumulated earnings (loss)		16,684,958
Net Assets		$263,611,532
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($93,745,309 ÷ 8,015,247 shares)(a)		$11.70
Maximum offering price per share (100/94.25 of $11.70)		$12.41
Class M:
Net Asset Value and redemption price per share ($30,934,589 ÷ 2,653,243 shares)(a)		$11.66
Maximum offering price per share (100/96.50 of $11.66)		$12.08
Class C:
Net Asset Value and offering price per share ($5,678,032 ÷ 489,120 shares)(a)		$11.61
Class I:
Net Asset Value, offering price and redemption price per share ($118,675,143 ÷ 10,090,166 shares)		$11.76
Class Z:
Net Asset Value, offering price and redemption price per share ($2,450,007 ÷ 209,292 shares)		$11.71
Class Z6:
Net Asset Value, offering price and redemption price per share ($12,128,452 ÷ 1,031,165 shares)		$11.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$595,152
Interest		406
Income from Fidelity Central Funds		336
Total income		595,894
Expenses
Management fee	$878,987
Distribution and service plan fees	198,123
Independent trustees' fees and expenses	311
Total expenses before reductions	1,077,421
Expense reductions	(93)
Total expenses after reductions		1,077,328
Net investment income (loss)		(481,434)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,513
Fidelity Central Funds	(55)
Other affiliated issuers	386,289
Futures contracts	(145,920)
Capital gain distributions from underlying funds:
Affiliated issuers	615,850
Total net realized gain (loss)		869,677
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(211)
Fidelity Central Funds	(25)
Other affiliated issuers	54,714,086
Futures contracts	(33,887)
Total change in net unrealized appreciation (depreciation)		54,679,963
Net gain (loss)		55,549,640
Net increase (decrease) in net assets resulting from operations		$55,068,206

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(481,434)	$2,519,151
Net realized gain (loss)	869,677	8,617,852
Change in net unrealized appreciation (depreciation)	54,679,963	(34,949,643)
Net increase (decrease) in net assets resulting from operations	55,068,206	(23,812,640)
Distributions to shareholders	(7,472,902)	(11,164,327)
Share transactions - net increase (decrease)	29,357,776	71,887,699
Total increase (decrease) in net assets	76,953,080	36,910,732
Net Assets
Beginning of period	186,658,452	149,747,720
End of period	$263,611,532	$186,658,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$11.31	$11.86	$10.76	$9.62	$10.34
Income from Investment Operations
Net investment income (loss)A	(.03)	.14	.17	.10	.13	.12
Net realized and unrealized gain (loss)	2.60	(1.24)	.13	1.34	1.33	(.51)
Total from investment operations	2.57	(1.10)	.30	1.44	1.46	(.39)
Distributions from net investment income	–	(.14)	(.17)	(.11)	(.12)	(.11)
Distributions from net realized gain	(.36)	(.58)	(.68)	(.23)	(.20)	(.22)
Total distributions	(.36)	(.72)	(.85)	(.34)	(.32)	(.33)
Net asset value, end of period	$11.70	$9.49	$11.31	$11.86	$10.76	$9.62
Total ReturnB,C,D	27.69%	(10.65)%	3.09%	13.44%	15.55%	(3.89)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G,H	1.00%	1.00%	.91%	.25%	.25%
Expenses net of fee waivers, if any	.99%G,H	1.00%	1.00%	.91%	.25%	.25%
Expenses net of all reductions	.99%G,H	1.00%	1.00%	.91%	.25%	.25%
Net investment income (loss)	(.50)%G	1.25%	1.48%	.84%	1.30%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$93,745	$65,792	$55,732	$37,880	$18,482	$9,058
Portfolio turnover rateF	27%G	31%	27%	16%	32%	64%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.47	$11.29	$11.85	$10.77	$9.63	$10.33
Income from Investment Operations
Net investment income (loss)A	(.04)	.11	.14	.07	.11	.10
Net realized and unrealized gain (loss)	2.59	(1.23)	.14	1.33	1.33	(.51)
Total from investment operations	2.55	(1.12)	.28	1.40	1.44	(.41)
Distributions from net investment income	–	(.12)	(.16)	(.10)	(.10)	(.08)
Distributions from net realized gain	(.36)	(.58)	(.68)	(.22)	(.20)	(.21)
Total distributions	(.36)	(.70)	(.84)	(.32)	(.30)	(.29)
Net asset value, end of period	$11.66	$9.47	$11.29	$11.85	$10.77	$9.63
Total ReturnB,C,D	27.54%	(10.87)%	2.82%	13.04%	15.29%	(4.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.24%G,H	1.25%	1.25%	1.16%	.50%	.50%
Expenses net of fee waivers, if any	1.24%G,H	1.25%	1.25%	1.16%	.50%	.50%
Expenses net of all reductions	1.24%G,H	1.25%	1.25%	1.16%	.50%	.50%
Net investment income (loss)	(.75)%G	1.00%	1.23%	.59%	1.05%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$30,935	$21,680	$19,070	$12,628	$5,719	$3,189
Portfolio turnover rateF	27%G	31%	27%	16%	32%	64%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.46	$11.29	$11.87	$10.81	$9.68	$10.31
Income from Investment Operations
Net investment income (loss)A	(.07)	.06	.08	.01	.06	.05
Net realized and unrealized gain (loss)	2.58	(1.24)	.14	1.34	1.33	(.51)
Total from investment operations	2.51	(1.18)	.22	1.35	1.39	(.46)
Distributions from net investment income	–	(.08)	(.12)	(.07)	(.06)	–
Distributions from net realized gain	(.36)	(.57)	(.68)	(.22)	(.20)	(.17)
Total distributions	(.36)	(.65)	(.80)	(.29)	(.26)	(.17)
Net asset value, end of period	$11.61	$9.46	$11.29	$11.87	$10.81	$9.68
Total ReturnB,C,D	27.13%	(11.27)%	2.33%	12.53%	14.65%	(4.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G,H	1.75%	1.75%	1.66%	1.00%	.99%
Expenses net of fee waivers, if any	1.74%G,H	1.75%	1.75%	1.66%	1.00%	.99%
Expenses net of all reductions	1.74%G,H	1.75%	1.75%	1.66%	1.00%	.99%
Net investment income (loss)	(1.25)%G	.50%	.72%	.09%	.55%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$5,678	$4,022	$3,723	$2,604	$1,209	$1,292
Portfolio turnover rateF	27%G	31%	27%	16%	32%	64%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$11.36	$11.90	$10.80	$9.65	$10.35
Income from Investment Operations
Net investment income (loss)A	(.01)	.17	.20	.13	.16	.15
Net realized and unrealized gain (loss)	2.60	(1.24)	.13	1.33	1.33	(.50)
Total from investment operations	2.59	(1.07)	.33	1.46	1.49	(.35)
Distributions from net investment income	–	(.16)	(.20)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.37)	(.59)	(.68)	(.23)	(.20)	(.23)
Total distributions	(.37)	(.75)	(.87)B	(.36)	(.34)B	(.35)
Net asset value, end of period	$11.76	$9.54	$11.36	$11.90	$10.80	$9.65
Total ReturnC,D	27.70%	(10.38)%	3.38%	13.63%	15.82%	(3.54)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.66%	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.66%	-%	-%
Expenses net of all reductions	.74%G	.75%	.75%	.66%	-%	-%
Net investment income (loss)	(.25)%G	1.50%	1.73%	1.09%	1.55%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$118,675	$87,182	$68,445	$43,513	$18,162	$5,845
Portfolio turnover rateF	27%G	31%	27%	16%	32%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$11.32	$12.10
Income from Investment Operations
Net investment income (loss)B	(.01)	.18	.23
Net realized and unrealized gain (loss)	2.60	(1.23)	(.46)C
Total from investment operations	2.59	(1.05)	(.23)
Distributions from net investment income	–	(.18)	(.24)
Distributions from net realized gain	(.37)	(.60)	(.31)
Total distributions	(.37)	(.78)	(.55)
Net asset value, end of period	$11.71	$9.49	$11.32
Total ReturnD,E	27.90%	(10.32)%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%I	.64%H,I
Expenses net of fee waivers, if any	.64%H	.65%I	.64%H,I
Expenses net of all reductions	.64%H	.65%I	.64%H,I
Net investment income (loss)	(.14)%H	1.60%	4.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,450	$1,514	$284
Portfolio turnover rateG	27%H	31%	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$11.36	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B	–	.20	.23	.33
Net realized and unrealized gain (loss)	2.60	(1.25)	.13	.69
Total from investment operations	2.60	(1.05)	.36	1.02
Distributions from net investment income	–	(.19)	(.22)	(.16)
Distributions from net realized gain	(.37)	(.60)	(.68)	(.13)
Total distributions	(.37)	(.78)C	(.90)	(.28)C
Net asset value, end of period	$11.76	$9.53	$11.36	$11.90
Total ReturnD,E	27.95%	(10.24)%	3.63%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%I	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%I	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.50%I	.50%I	.50%H,I
Net investment income (loss)	.01%H	1.75%	1.98%	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,128	$6,468	$2,493	$802
Portfolio turnover rateG	27%H	31%	27%	16%H
 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series International Value Fund	6.9
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	39,654	$721,302
Fidelity Advisor Series Growth Opportunities Fund (a)	27,047	497,397
Fidelity Advisor Series Small Cap Fund (a)	29,331	326,458
Fidelity Series All-Sector Equity Fund (a)	29,148	310,428
Fidelity Series Commodity Strategy Fund (a)	69,935	290,931
Fidelity Series Large Cap Stock Fund (a)	80,576	1,140,962
Fidelity Series Large Cap Value Index Fund (a)	10,630	123,308
Fidelity Series Opportunistic Insights Fund (a)	30,939	669,213
Fidelity Series Small Cap Opportunities Fund (a)	31,499	401,929
Fidelity Series Stock Selector Large Cap Value Fund (a)	65,957	725,530
Fidelity Series Value Discovery Fund (a)	60,029	741,962
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,514,284)		5,949,420

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	26,527	271,369
Fidelity Series Emerging Markets Fund (a)	19,007	179,236
Fidelity Series Emerging Markets Opportunities Fund (a)	76,760	1,610,421
Fidelity Series International Growth Fund (a)	42,724	802,349
Fidelity Series International Small Cap Fund (a)	13,975	248,752
Fidelity Series International Value Fund (a)	92,397	796,460
Fidelity Series Overseas Fund (a)	71,663	801,198
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,319,167)		4,709,785

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	7,517	68,102
Fidelity Series Floating Rate High Income Fund (a)	1,805	15,973
Fidelity Series High Income Fund (a)	8,785	80,122
Fidelity Series Inflation-Protected Bond Index Fund (a)	21,831	233,589
Fidelity Series International Credit Fund (a)	497	5,174
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,784	266,344
Fidelity Series Real Estate Income Fund (a)	4,966	49,560
TOTAL BOND FUNDS
(Cost $697,120)		718,864

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.10% (b)	195	195
Fidelity Series Government Money Market Fund 0.16% (a)(c)	135,294	135,294
Fidelity Series Short-Term Credit Fund (a)	2,435	24,955
TOTAL SHORT-TERM FUNDS
(Cost $160,100)		160,444
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,690,671)		11,538,513
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,754)
NET ASSETS - 100%		$11,536,759

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. [Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.]

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$339,223	$300,115	$109,523	$--	$2,419	$189,068	$721,302
Fidelity Advisor Series Growth Opportunities Fund	223,605	203,854	104,760	--	4,341	170,357	497,397
Fidelity Advisor Series Small Cap Fund	159,728	142,420	35,291	--	(3,280)	62,881	326,458
Fidelity Series All-Sector Equity Fund	154,360	128,481	37,091	--	(464)	65,142	310,428
Fidelity Series Canada Fund	126,311	134,588	25,771	--	(4,544)	40,785	271,369
Fidelity Series Commodity Strategy Fund	201,905	132,449	72,269	1,185	(6,293)	35,139	290,931
Fidelity Series Emerging Markets Debt Fund	38,924	30,347	6,422	1,430	(650)	5,903	68,102
Fidelity Series Emerging Markets Fund	72,011	90,090	14,920	--	(1,433)	33,488	179,236
Fidelity Series Emerging Markets Opportunities Fund	666,838	782,165	136,557	--	(12,117)	310,092	1,610,421
Fidelity Series Floating Rate High Income Fund	9,197	7,277	1,554	281	(84)	1,137	15,973
Fidelity Series Government Money Market Fund 0.16%	204,105	135,708	204,519	200	--	--	135,294
Fidelity Series High Income Fund	45,654	36,710	7,768	1,729	(154)	5,680	80,122
Fidelity Series Inflation-Protected Bond Index Fund	125,650	122,493	24,334	132	45	9,735	233,589
Fidelity Series International Credit Fund	2,999	2,386	518	54	(17)	324	5,174
Fidelity Series International Growth Fund	492,638	322,063	168,496	--	621	155,523	802,349
Fidelity Series International Small Cap Fund	118,950	102,709	20,181	--	15	47,259	248,752
Fidelity Series International Value Fund	444,926	350,236	99,328	--	(11,491)	112,117	796,460
Fidelity Series Large Cap Stock Fund	586,850	561,553	118,801	35,042	(6,755)	118,115	1,140,962
Fidelity Series Large Cap Value Index Fund	60,178	60,318	11,318	--	(1,148)	15,278	123,308
Fidelity Series Long-Term Treasury Bond Index Fund	143,957	162,459	33,913	4,510	(635)	(5,524)	266,344
Fidelity Series Opportunistic Insights Fund	316,634	303,325	109,573	--	2,488	156,339	669,213
Fidelity Series Overseas Fund	432,031	342,820	119,617	--	(8,785)	154,749	801,198
Fidelity Series Real Estate Income Fund	25,680	23,257	4,868	1,336	(907)	6,398	49,560
Fidelity Series Short-Term Credit Fund	23,791	272	--	270	--	892	24,955
Fidelity Series Small Cap Opportunities Fund	200,839	182,664	39,953	2,312	(4,029)	62,408	401,929
Fidelity Series Stock Selector Large Cap Value Fund	373,687	337,318	80,412	--	(7,705)	102,642	725,530
Fidelity Series Value Discovery Fund	369,715	340,347	73,908	--	(5,882)	111,690	741,962
	$5,960,386	$5,338,424	$1,661,665	$48,481	$(66,444)	$1,967,617	$11,538,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,949,420	$5,949,420	$--	$--
International Equity Funds	4,709,785	4,709,785	--	--
Bond Funds	718,864	718,864	--	--
Short-Term Funds	160,444	160,444	--	--
Total Investments in Securities:	$11,538,513	$11,538,513	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $195)	$195
Other affiliated issuers (cost $10,690,476)	11,538,318
Total Investment in Securities (cost $10,690,671)		$11,538,513
Cash		4
Receivable for investments sold		49,508
Receivable for fund shares sold		198,013
Total assets		11,786,038
Liabilities
Payable for investments purchased	$223,994
Payable for fund shares redeemed	17,066
Accrued management fee	6,784
Distribution and service plan fees payable	1,435
Total liabilities		249,279
Net Assets		$11,536,759
Net Assets consist of:
Paid in capital		$10,782,887
Total accumulated earnings (loss)		753,872
Net Assets		$11,536,759
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,831,998 ÷ 453,433 shares)(a)		$10.66
Maximum offering price per share (100/94.25 of $10.66)		$11.31
Class M:
Net Asset Value and redemption price per share ($649,367 ÷ 61,013 shares)(a)		$10.64
Maximum offering price per share (100/96.50 of $10.64)		$11.03
Class C:
Net Asset Value and offering price per share ($264,116 ÷ 24,905 shares)(a)		$10.60
Class I:
Net Asset Value, offering price and redemption price per share ($4,862,993 ÷ 455,262 shares)		$10.68
Class Z:
Net Asset Value, offering price and redemption price per share ($287,627 ÷ 26,872 shares)		$10.70
Class Z6:
Net Asset Value, offering price and redemption price per share ($640,658 ÷ 59,797 shares)		$10.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,039
Expenses
Management fee	$32,444
Distribution and service plan fees	6,790
Independent trustees' fees and expenses	11
Total expenses		39,245
Net investment income (loss)		(15,206)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4
Affiliated issuers	(66,444)
Capital gain distributions from underlying funds:
Affiliated issuers	24,442
Total net realized gain (loss)		(41,998)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,967,617
Total change in net unrealized appreciation (depreciation)		1,967,617
Net gain (loss)		1,925,619
Net increase (decrease) in net assets resulting from operations		$1,910,413

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(15,206)	$32,838
Net realized gain (loss)	(41,998)	85,456
Change in net unrealized appreciation (depreciation)	1,967,617	(1,119,775)
Net increase (decrease) in net assets resulting from operations	1,910,413	(1,001,481)
Distributions to shareholders	(100,896)	(54,165)
Share transactions - net increase (decrease)	3,767,407	7,015,481
Total increase (decrease) in net assets	5,576,924	5,959,835
Net Assets
Beginning of period	5,959,835	–
End of period	$11,536,759	$5,959,835

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2065 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.12
Net realized and unrealized gain (loss)	2.34	(1.48)
Total from investment operations	2.32	(1.36)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	(.13)	(.04)
Total distributions	(.13)	(.17)
Net asset value, end of period	$10.66	$8.47
Total ReturnC,D	27.58%	(13.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G,H	1.01%G,H
Expenses net of fee waivers, if any	.99%G,H	1.01%G,H
Expenses net of all reductions	.99%G,H	1.01%G,H
Net investment income (loss)	(.46)%G	1.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,832	$1,980
Portfolio turnover rateF	37%G	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	.10
Net realized and unrealized gain (loss)	2.33	(1.47)
Total from investment operations	2.29	(1.37)
Distributions from net investment income	–	(.11)
Distributions from net realized gain	(.12)	(.04)
Total distributions	(.12)	(.16)C
Net asset value, end of period	$10.64	$8.47
Total ReturnD,E	27.28%	(14.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H,I	1.25%H
Expenses net of fee waivers, if any	1.24%H,I	1.25%H
Expenses net of all reductions	1.24%H,I	1.25%H
Net investment income (loss)	(.71)%H	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$649	$332
Portfolio turnover rateG	37%H	33%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	.06
Net realized and unrealized gain (loss)	2.32	(1.47)
Total from investment operations	2.26	(1.41)
Distributions from net investment income	–	(.09)
Distributions from net realized gain	(.12)	(.04)
Total distributions	(.12)	(.13)
Net asset value, end of period	$10.60	$8.46
Total ReturnC,D	26.96%	(14.38)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G,H	1.75%G
Expenses net of fee waivers, if any	1.74%G,H	1.75%G
Expenses net of all reductions	1.74%G,H	1.75%G
Net investment income (loss)	(1.21)%G	.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$264	$183
Portfolio turnover rateF	37%G	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.14
Net realized and unrealized gain (loss)	2.34	(1.48)
Total from investment operations	2.33	(1.34)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.13)	(.04)
Total distributions	(.13)	(.18)
Net asset value, end of period	$10.68	$8.48
Total ReturnC	27.71%	(13.78)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%F
Expenses net of fee waivers, if any	.75%F	.75%F
Expenses net of all reductions	.75%F	.75%F
Net investment income (loss)	(.21)%F	1.85%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,863	$2,383
Portfolio turnover rateE	37%F	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.15
Net realized and unrealized gain (loss)	2.34	(1.48)
Total from investment operations	2.33	(1.33)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.12)	(.04)
Total distributions	(.12)	(.18)
Net asset value, end of period	$10.70	$8.49
Total ReturnC	27.69%	(13.68)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F	.64%F
Expenses net of fee waivers, if any	.64%F	.64%F
Expenses net of all reductions	.64%F	.64%F
Net investment income (loss)	(.10)%F	1.96%F
Supplemental Data
Net assets, end of period (000 omitted)	$288	$176
Portfolio turnover rateE	37%F	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.50	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.15
Net realized and unrealized gain (loss)	2.34	(1.47)
Total from investment operations	2.34	(1.32)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.13)	(.04)
Total distributions	(.13)	(.18)
Net asset value, end of period	$10.71	$8.50
Total ReturnD	27.79%	(13.58)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.04%G	2.11%G
Supplemental Data
Net assets, end of period (000 omitted)	$641	$905
Portfolio turnover rateF	37%G	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2020 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Freedom Income Fund	$211,014,360	$23,389,711	$(1,166,787)	$22,222,924
Fidelity Advisor Freedom 2005 Fund	144,890,391	18,492,029	(794,558)	17,697,471
Fidelity Advisor Freedom 2010 Fund	329,778,936	49,565,697	(1,968,671)	47,597,026
Fidelity Advisor Freedom 2015 Fund	703,805,996	128,065,498	(4,355,931)	123,709,567
Fidelity Advisor Freedom 2020 Fund	1,738,747,086	318,607,262	(12,001,561)	306,605,701
Fidelity Advisor Freedom 2025 Fund	2,395,273,426	450,598,908	(18,954,448)	431,644,460
Fidelity Advisor Freedom 2030 Fund	2,557,619,197	514,276,047	(25,369,337)	488,906,710
Fidelity Advisor Freedom 2035 Fund	2,091,430,947	454,743,424	(32,110,267)	422,633,157
Fidelity Advisor Freedom 2040 Fund	1,848,299,855	428,619,419	(32,314,796)	396,304,623
Fidelity Advisor Freedom 2045 Fund	1,291,441,053	271,693,726	(31,745,331)	239,948,395
Fidelity Advisor Freedom 2050 Fund	1,069,906,157	220,399,734	(28,183,562)	192,216,172
Fidelity Advisor Freedom 2055 Fund	685,609,934	100,844,972	(26,775,100)	74,069,872
Fidelity Advisor Freedom 2060 Fund	247,105,781	27,082,043	(10,546,575)	16,535,468
Fidelity Advisor Freedom 2065 Fund	10,798,466	986,084	(246,037)	740,047

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2020 to March 31, 2020. Loss deferrals were as follows:

Ordinary losses
Fidelity Advisor Freedom 2035 Fund	$(1,529,880)
Fidelity Advisor Freedom 2040 Fund	(2,598,441)
Fidelity Advisor Freedom 2045 Fund	(815,646)
Fidelity Advisor Freedom 2050 Fund	(268,998)
Fidelity Advisor Freedom 2055 Fund	(103,617)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	37,697,981	36,575,625
Fidelity Advisor Freedom 2005 Fund	24,343,171	27,854,145
Fidelity Advisor Freedom 2010 Fund	45,923,194	71,080,463
Fidelity Advisor Freedom 2015 Fund	98,127,804	159,299,080
Fidelity Advisor Freedom 2020 Fund	235,183,005	380,355,246
Fidelity Advisor Freedom 2025 Fund	328,048,562	458,018,327
Fidelity Advisor Freedom 2030 Fund	363,996,256	476,028,881
Fidelity Advisor Freedom 2035 Fund	285,320,780	374,304,066
Fidelity Advisor Freedom 2040 Fund	221,720,911	323,772,055
Fidelity Advisor Freedom 2045 Fund	164,768,318	222,679,730
Fidelity Advisor Freedom 2050 Fund	144,138,260	167,990,978
Fidelity Advisor Freedom 2055 Fund	103,493,881	92,258,228
Fidelity Advisor Freedom 2060 Fund	53,772,148	31,586,908
Fidelity Advisor Freedom 2065 Fund	5,338,424	1,661,665

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.508%	.448%
Fidelity Advisor Freedom 2015 Fund	.550%	.482%
Fidelity Advisor Freedom 2020 Fund	.593%	.517%
Fidelity Advisor Freedom 2025 Fund	.635%	.552%
Fidelity Advisor Freedom 2030 Fund	.678%	.587%
Fidelity Advisor Freedom 2035 Fund	.720%	.622%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.365%
Fidelity Advisor Freedom 2010 Fund	.384%
Fidelity Advisor Freedom 2015 Fund	.404%
Fidelity Advisor Freedom 2020 Fund	.423%
Fidelity Advisor Freedom 2025 Fund	.443%
Fidelity Advisor Freedom 2030 Fund	.462%
Fidelity Advisor Freedom 2035 Fund	.481%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%
Fidelity Advisor Freedom 2065 Fund	.493%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	-%	.25%	$81,944	$1,929
Class M	.25%	.25%	95,624	267
Class C	.75%	.25%	39,597	6,346
			$217,165	$8,542
Fidelity Advisor Freedom 2005 Fund
Class A	-%	.25%	$97,858	$3,373
Class M	.25%	.25%	55,600	763
Class C	.75%	.25%	8,537	876
			$161,995	$5,012
Fidelity Advisor Freedom 2010 Fund
Class A	-%	.25%	$212,626	$11,991
Class M	.25%	.25%	169,238	3,005
Class C	.75%	.25%	42,115	2,006
			$423,979	$17,002
Fidelity Advisor Freedom 2015 Fund
Class A	-%	.25%	$475,812	$16,404
Class M	.25%	.25%	328,678	3,864
Class C	.75%	.25%	107,403	8,776
			$911,893	$29,044
Fidelity Advisor Freedom 2020 Fund
Class A	-%	.25%	$1,077,226	$37,808
Class M	.25%	.25%	746,534	4,809
Class C	.75%	.25%	249,591	26,118
			$2,073,351	$68,735
Fidelity Advisor Freedom 2025 Fund
Class A	-%	.25%	$1,444,129	$39,646
Class M	.25%	.25%	994,636	7,095
Class C	.75%	.25%	281,185	41,569
			$2,719,950	$88,310
Fidelity Advisor Freedom 2030 Fund
Class A	-%	.25%	$1,467,261	$39,311
Class M	.25%	.25%	1,094,293	9,633
Class C	.75%	.25%	310,344	41,235
			$2,871,898	$90,179
Fidelity Advisor Freedom 2035 Fund
Class A	-%	.25%	$1,186,448	$31,301
Class M	.25%	.25%	896,363	4,235
Class C	.75%	.25%	217,475	36,376
			$2,300,286	$71,912
Fidelity Advisor Freedom 2040 Fund
Class A	-%	.25%	$1,056,036	$28,109
Class M	.25%	.25%	825,722	4,048
Class C	.75%	.25%	238,897	28,514
			$2,120,655	$60,671
Fidelity Advisor Freedom 2045 Fund
Class A	-%	.25%	$666,716	$19,620
Class M	.25%	.25%	520,508	2,978
Class C	.75%	.25%	132,661	21,694
			$1,319,885	$44,292
Fidelity Advisor Freedom 2050 Fund
Class A	-%	.25%	$531,428	$14,335
Class M	.25%	.25%	414,691	2,299
Class C	.75%	.25%	129,271	22,713
			$1,075,390	$39,347
Fidelity Advisor Freedom 2055 Fund
Class A	-%	.25%	$296,360	$6,990
Class M	.25%	.25%	223,610	723
Class C	.75%	.25%	61,769	13,296
			$581,739	$21,009
Fidelity Advisor Freedom 2060 Fund
Class A	-%	.25%	$104,222	$3,112
Class M	.25%	.25%	68,505	13
Class C	.75%	.25%	25,396	8,234
			$198,123	$11,359
Fidelity Advisor Freedom 2065 Fund
Class A	-%	.25%	$4,342	$240
Class M	.25%	.25%	1,276	422
Class C	.75%	.25%	1,172	1,168
			$6,790	$1,830

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	$4,357
Class M	338
Class C(a)	1,043
$5,738
Fidelity Advisor Freedom 2005 Fund
Class A	$3,296
Class M	327
Class C(a)	851
$4,474
Fidelity Advisor Freedom 2010 Fund
Class A	$3,068
Class M	465
Class C(a)	354
$3,887
Fidelity Advisor Freedom 2015 Fund
Class A	$4,866
Class M	344
Class C(a)	158
$5,368
Fidelity Advisor Freedom 2020 Fund
Class A	$13,067
Class M	6,116
Class C(a)	2,150
$21,333
Fidelity Advisor Freedom 2025 Fund
Class A	$36,899
Class M	8,658
Class C(a)	6,747
$52,304
Fidelity Advisor Freedom 2030 Fund
Class A	$39,852
Class M	11,158
Class C(a)	3,499
$54,509
Fidelity Advisor Freedom 2035 Fund
Class A	$30,919
Class M	9,861
Class C(a)	3,511
$44,291
Fidelity Advisor Freedom 2040 Fund
Class A	$34,707
Class M	8,825
Class C(a)	2,668
$46,200
Fidelity Advisor Freedom 2045 Fund
Class A	$25,139
Class M	6,302
Class C(a)	1,322
$32,763
Fidelity Advisor Freedom 2050 Fund
Class A	$29,572
Class M	6,018
Class C(a)	1,447
$37,037
Fidelity Advisor Freedom 2055 Fund
Class A	$19,757
Class M	4,436
Class C(a)	1,189
$25,382
Fidelity Advisor Freedom 2060 Fund
Class A	$11,487
Class M	2,072
Class C(a)	775
$14,334
Fidelity Advisor Freedom 2065 Fund
Class A	$1,996
Class M	118
$2,114

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Amount
Fidelity Advisor Freedom 2040 Fund	$166,798
Fidelity Advisor Freedom 2045 Fund	103,796
Fidelity Advisor Freedom 2050 Fund	90,316
Fidelity Advisor Freedom 2055 Fund	44,484
Fidelity Advisor Freedom 2060 Fund	13,480

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Advisor Freedom Income Fund	$244
Fidelity Advisor Freedom 2005 Fund	239
Fidelity Advisor Freedom 2010 Fund	212
Fidelity Advisor Freedom 2015 Fund	186
Fidelity Advisor Freedom 2020 Fund	163
Fidelity Advisor Freedom 2025 Fund	139
Fidelity Advisor Freedom 2030 Fund	105
Fidelity Advisor Freedom 2035 Fund	133
Fidelity Advisor Freedom 2040 Fund	135
Fidelity Advisor Freedom 2045 Fund	197
Fidelity Advisor Freedom 2050 Fund	194
Fidelity Advisor Freedom 2055 Fund	206
Fidelity Advisor Freedom 2060 Fund	93

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2020	Year ended March 31, 2020
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$970,711	$2,423,973
Class M	523,090	1,282,366
Class C	94,102	224,542
Class I	1,453,849	3,187,584
Class Z	67,689	83,117
Class Z6	361,524	919,934
Total	$3,470,965	$8,121,516
Fidelity Advisor Freedom 2005 Fund
Distributions to shareholders
Class A	$1,678,254	$3,926,643
Class M	479,995	1,036,707
Class C	33,309	72,965
Class I	1,092,693	2,453,070
Class Z	66,933	95,869
Class Z6	62,457	106,803
Total	$3,413,641	$7,692,057
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$4,616,734	$10,723,120
Class M	1,778,636	3,931,541
Class C	219,790	507,619
Class I	3,102,743	7,362,100
Class Z	170,638	279,212
Class Z6	258,886	523,761
Total	$10,147,427	$23,327,353
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$13,893,967	$30,206,562
Class M	4,749,811	9,667,183
Class C	745,916	1,619,054
Class I	9,238,605	19,784,592
Class Z	597,821	950,751
Class Z6	578,402	1,242,355
Total	$29,804,522	$63,470,497
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$32,144,798	$66,525,410
Class M	10,813,981	21,770,194
Class C	1,784,413	3,483,167
Class I	26,695,082	53,090,515
Class Z	1,342,006	1,673,674
Class Z6	2,416,143	3,930,457
Total	$75,196,423	$150,473,417
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$39,084,509	$83,960,534
Class M	13,399,996	26,603,535
Class C	1,929,437	3,684,828
Class I	34,740,512	70,900,166
Class Z	1,444,106	1,699,890
Class Z6	3,113,580	4,819,160
Total	$93,712,140	$191,668,113
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$43,296,783	$87,803,333
Class M	16,104,865	31,097,792
Class C	2,263,519	4,193,696
Class I	41,671,339	80,313,250
Class Z	1,642,068	1,759,031
Class Z6	3,619,672	5,491,649
Total	$108,598,246	$210,658,751
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$37,761,913	$75,561,562
Class M	14,482,911	26,999,735
Class C	1,785,219	3,076,003
Class I	37,170,931	70,940,899
Class Z	1,285,679	1,304,695
Class Z6	2,968,285	4,306,379
Total	$95,454,938	$182,189,273
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$34,943,735	$65,818,691
Class M	13,823,805	24,948,228
Class C	2,033,089	3,509,869
Class I	33,865,094	61,089,389
Class Z	950,790	789,261
Class Z6	2,769,614	3,850,649
Total	$88,386,127	$160,006,087
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$19,759,842	$38,958,921
Class M	7,910,733	14,899,798
Class C	996,936	1,718,304
Class I	22,615,029	43,814,200
Class Z	732,793	640,990
Class Z6	1,967,123	2,838,378
Total	$53,982,456	$102,870,591
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$15,943,654	$29,698,088
Class M	6,362,824	11,795,835
Class C	979,953	1,660,794
Class I	19,342,644	36,991,678
Class Z	496,451	361,923
Class Z6	1,514,213	1,930,737
Total	$44,639,739	$82,439,055
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$8,500,695	$14,501,911
Class M	3,236,491	5,537,976
Class C	437,951	686,009
Class I	11,780,864	22,820,123
Class Z	258,356	182,309
Class Z6	1,023,227	1,125,155
Total	$25,237,584	$44,853,483
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$2,591,840	$3,975,561
Class M	856,255	1,289,398
Class C	158,245	231,466
Class I	3,515,246	5,368,074
Class Z	61,063	48,289
Class Z6	290,253	251,539
Total	$7,472,902	$11,164,327
Fidelity Advisor Freedom 2065 Fund(a)
Distributions to shareholders
Class A	$35,977	$16,986
Class M	5,346	3,436
Class C	2,732	2,276
Class I	41,306	23,019
Class Z	2,661	3,116
Class Z6	12,874	5,332
Total	$100,896	$54,165

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2020	Year ended March 31, 2020	Six months ended September 30, 2020	Year ended March 31, 2020
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	760,435	1,474,305	$8,367,026	$16,054,996
Reinvestment of distributions	88,380	217,652	949,448	2,374,345
Shares redeemed	(778,568)	(2,296,205)	(8,552,029)	(24,989,979)
Net increase (decrease)	70,247	(604,248)	$764,445	$(6,560,638)
Class M
Shares sold	386,721	1,045,095	$4,249,333	$11,406,267
Reinvestment of distributions	48,062	115,197	514,934	1,255,169
Shares redeemed	(424,164)	(1,255,464)	(4,660,488)	(13,615,186)
Net increase (decrease)	10,619	(95,172)	$103,779	$(953,750)
Class C
Shares sold	79,538	148,130	$884,462	$1,625,978
Reinvestment of distributions	8,175	19,450	87,035	211,662
Shares redeemed	(117,698)	(242,456)	(1,294,411)	(2,631,225)
Net increase (decrease)	(29,985)	(74,876)	$(322,914)	$(793,585)
Class I
Shares sold	1,410,563	2,861,021	$15,536,197	$31,331,217
Reinvestment of distributions	131,637	285,448	1,421,388	3,126,751
Shares redeemed	(1,571,801)	(2,935,596)	(17,527,965)	(31,912,962)
Net increase (decrease)	(29,601)	210,873	$(570,380)	$2,545,006
Class Z
Shares sold	651,202	349,390	$7,295,544	$3,804,519
Reinvestment of distributions	5,391	7,553	58,354	83,116
Shares redeemed	(202,719)	(130,745)	(2,290,603)	(1,438,486)
Net increase (decrease)	453,874	226,198	$5,063,295	$2,449,149
Class Z6
Shares sold	385,120	213,312	$4,232,242	$2,437,545
Reinvestment of distributions	33,523	59,710	361,524	663,526
Shares redeemed	(553,613)	(575,524)	(6,059,802)	(6,297,794)
Net increase (decrease)	(134,970)	(302,502)	$(1,466,036)	$(3,196,723)
Fidelity Advisor Freedom 2005 Fund
Class A
Shares sold	609,644	2,126,648	$6,987,752	$24,477,847
Reinvestment of distributions	147,697	333,117	1,626,130	3,811,456
Shares redeemed	(806,375)	(3,285,468)	(9,249,159)	(37,868,950)
Net increase (decrease)	(49,034)	(825,703)	$(635,277)	$(9,579,647)
Class M
Shares sold	239,490	675,503	$2,738,209	$7,757,805
Reinvestment of distributions	43,573	90,492	479,302	1,035,277
Shares redeemed	(506,708)	(818,053)	(5,763,183)	(9,258,163)
Net increase (decrease)	(223,645)	(52,058)	$(2,545,672)	$(465,081)
Class C
Shares sold	6,470	27,850	$73,353	$321,622
Reinvestment of distributions	2,801	5,945	30,891	68,180
Shares redeemed	(13,647)	(85,228)	(156,088)	(967,289)
Net increase (decrease)	(4,376)	(51,433)	$(51,844)	$(577,487)
Class I
Shares sold	758,304	1,895,410	$8,664,583	$21,602,810
Reinvestment of distributions	97,997	212,052	1,086,791	2,447,375
Shares redeemed	(748,286)	(2,098,573)	(8,680,891)	(24,092,280)
Net increase (decrease)	108,015	8,889	$1,070,483	$(42,095)
Class Z
Shares sold	85,195	330,618	$990,635	$3,792,311
Reinvestment of distributions	6,068	8,317	66,933	95,869
Shares redeemed	(44,060)	(87,924)	(518,257)	(996,354)
Net increase (decrease)	47,203	251,011	$539,311	$2,891,826
Class Z6
Shares sold	103,118	215,744	$1,199,500	$2,504,485
Reinvestment of distributions	5,647	9,274	62,457	106,802
Shares redeemed	(36,239)	(143,631)	(422,250)	(1,615,249)
Net increase (decrease)	72,526	81,387	$839,707	$996,038
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	891,812	2,653,509	$10,419,549	$31,374,639
Reinvestment of distributions	406,922	895,022	4,545,303	10,562,784
Shares redeemed	(2,169,285)	(5,564,975)	(25,345,031)	(65,684,572)
Net increase (decrease)	(870,551)	(2,016,444)	$(10,380,179)	$(23,747,149)
Class M
Shares sold	357,120	1,039,036	$4,148,979	$12,253,878
Reinvestment of distributions	159,500	333,353	1,773,640	3,920,662
Shares redeemed	(781,411)	(1,555,210)	(9,086,098)	(18,091,595)
Net increase (decrease)	(264,791)	(182,821)	$(3,163,479)	$(1,917,055)
Class C
Shares sold	14,690	104,548	$171,104	$1,225,693
Reinvestment of distributions	19,236	42,133	213,139	493,186
Shares redeemed	(117,267)	(301,798)	(1,351,091)	(3,480,292)
Net increase (decrease)	(83,341)	(155,117)	$(966,848)	$(1,761,413)
Class I
Shares sold	948,712	2,389,125	$11,102,177	$28,347,243
Reinvestment of distributions	270,759	606,022	3,035,204	7,181,497
Shares redeemed	(1,487,535)	(4,367,927)	(17,542,645)	(51,980,482)
Net increase (decrease)	(268,064)	(1,372,780)	$(3,405,264)	$(16,451,742)
Class Z
Shares sold	71,362	555,656	$826,315	$6,535,070
Reinvestment of distributions	15,148	23,193	168,900	275,209
Shares redeemed	(49,858)	(62,574)	(581,885)	(732,555)
Net increase (decrease)	36,652	516,275	$413,330	$6,077,724
Class Z6
Shares sold	223,607	391,370	$2,681,339	$4,701,985
Reinvestment of distributions	23,156	44,154	258,886	523,761
Shares redeemed	(160,196)	(231,568)	(1,857,994)	(2,750,758)
Net increase (decrease)	86,567	203,956	$1,082,231	$2,474,988
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	1,649,522	4,402,418	$18,884,685	$52,165,534
Reinvestment of distributions	1,262,272	2,543,008	13,758,765	29,945,413
Shares redeemed	(4,428,930)	(13,727,846)	(50,697,814)	(161,245,372)
Net increase (decrease)	(1,517,136)	(6,782,420)	$(18,054,364)	$(79,134,425)
Class M
Shares sold	531,340	1,450,657	$6,126,161	$17,063,991
Reinvestment of distributions	434,812	817,435	4,726,404	9,607,065
Shares redeemed	(1,356,976)	(3,610,651)	(15,517,913)	(42,260,524)
Net increase (decrease)	(390,824)	(1,342,559)	$(4,665,348)	$(15,589,468)
Class C
Shares sold	72,527	175,415	$826,382	$2,043,567
Reinvestment of distributions	68,510	137,152	740,592	1,599,094
Shares redeemed	(227,140)	(1,092,284)	(2,599,135)	(12,767,811)
Net increase (decrease)	(86,103)	(779,717)	$(1,032,161)	$(9,125,150)
Class I
Shares sold	1,813,491	5,287,109	$20,973,250	$62,997,820
Reinvestment of distributions	829,130	1,636,083	9,112,144	19,437,229
Shares redeemed	(3,723,258)	(10,477,798)	(43,519,890)	(124,546,232)
Net increase (decrease)	(1,080,637)	(3,554,606)	$(13,434,496)	$(42,111,183)
Class Z
Shares sold	290,824	1,597,817	$3,368,693	$18,810,995
Reinvestment of distributions	52,631	75,903	574,735	904,608
Shares redeemed	(374,954)	(299,339)	(4,315,866)	(3,522,651)
Net increase (decrease)	(31,499)	1,374,381	$(372,438)	$16,192,952
Class Z6
Shares sold	466,937	683,392	$5,380,310	$8,108,663
Reinvestment of distributions	52,121	102,968	571,247	1,220,747
Shares redeemed	(220,426)	(750,829)	(2,481,123)	(8,868,598)
Net increase (decrease)	298,632	35,531	$3,470,434	$460,812
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	4,531,042	12,498,182	$56,622,129	$162,411,933
Reinvestment of distributions	2,660,056	5,079,983	31,707,866	65,809,040
Shares redeemed	(10,274,202)	(28,851,632)	(129,451,823)	(371,420,567)
Net increase (decrease)	(3,083,104)	(11,273,467)	$(41,121,828)	$(143,199,594)
Class M
Shares sold	1,538,270	4,286,801	$19,392,874	$55,583,047
Reinvestment of distributions	903,042	1,671,581	10,755,227	21,651,546
Shares redeemed	(3,370,841)	(8,770,608)	(42,531,092)	(112,935,739)
Net increase (decrease)	(929,529)	(2,812,226)	$(12,382,991)	$(35,701,146)
Class C
Shares sold	272,791	552,093	$3,377,772	$7,120,558
Reinvestment of distributions	148,123	265,912	1,749,338	3,410,332
Shares redeemed	(595,746)	(1,684,099)	(7,401,728)	(21,619,753)
Net increase (decrease)	(174,832)	(866,094)	$(2,274,618)	$(11,088,863)
Class I
Shares sold	6,222,538	15,187,982	$78,714,801	$198,644,077
Reinvestment of distributions	2,188,717	3,997,350	26,308,377	52,236,295
Shares redeemed	(10,356,172)	(24,252,070)	(133,030,894)	(315,446,604)
Net increase (decrease)	(1,944,917)	(5,066,738)	$(28,007,716)	$(64,566,232)
Class Z
Shares sold	360,658	2,921,609	$4,521,489	$38,182,521
Reinvestment of distributions	110,652	124,275	1,320,077	1,629,425
Shares redeemed	(294,677)	(397,746)	(3,715,241)	(5,086,628)
Net increase (decrease)	176,633	2,648,138	$2,126,325	$34,725,318
Class Z6
Shares sold	1,212,745	2,133,469	$15,462,441	$27,982,829
Reinvestment of distributions	199,479	298,986	2,387,769	3,907,905
Shares redeemed	(958,414)	(1,017,958)	(12,182,783)	(13,058,618)
Net increase (decrease)	453,810	1,414,497	$5,667,427	$18,832,116
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	7,896,389	17,315,893	$100,100,580	$225,669,707
Reinvestment of distributions	3,256,916	6,441,432	38,887,577	83,564,674
Shares redeemed	(12,460,409)	(33,768,087)	(158,729,751)	(434,599,449)
Net increase (decrease)	(1,307,104)	(10,010,762)	$(19,741,594)	$(125,365,068)
Class M
Shares sold	2,241,408	5,595,595	$28,414,050	$72,849,182
Reinvestment of distributions	1,113,404	2,029,720	13,316,311	26,386,492
Shares redeemed	(4,458,521)	(8,866,357)	(57,074,974)	(115,146,507)
Net increase (decrease)	(1,103,709)	(1,241,042)	$(15,344,613)	$(15,910,833)
Class C
Shares sold	284,445	782,061	$3,563,154	$9,966,650
Reinvestment of distributions	162,008	284,019	1,900,355	3,620,205
Shares redeemed	(605,185)	(1,578,414)	(7,572,555)	(19,998,108)
Net increase (decrease)	(158,732)	(512,334)	$(2,109,046)	$(6,411,253)
Class I
Shares sold	8,954,692	23,304,850	$114,646,576	$306,164,622
Reinvestment of distributions	2,828,780	5,301,356	34,115,092	69,500,571
Shares redeemed	(13,203,867)	(30,671,243)	(171,078,894)	(400,738,293)
Net increase (decrease)	(1,420,395)	(2,065,037)	$(22,317,226)	$(25,073,100)
Class Z
Shares sold	454,492	3,394,075	$5,694,837	$44,603,333
Reinvestment of distributions	120,633	128,889	1,442,770	1,697,164
Shares redeemed	(339,054)	(620,071)	(4,320,551)	(7,982,193)
Net increase (decrease)	236,071	2,902,893	$2,817,056	$38,318,304
Class Z6
Shares sold	1,853,279	3,497,762	$23,438,040	$46,291,426
Reinvestment of distributions	258,418	376,735	3,103,597	4,935,899
Shares redeemed	(1,036,291)	(1,482,373)	(13,384,686)	(19,297,811)
Net increase (decrease)	1,075,406	2,392,124	$13,156,951	$31,929,514
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	7,055,340	16,206,403	$95,548,665	$226,539,374
Reinvestment of distributions	3,382,952	6,265,438	42,963,484	87,212,669
Shares redeemed	(11,284,440)	(28,547,452)	(154,383,480)	(393,579,788)
Net increase (decrease)	(846,148)	(6,075,611)	$(15,871,331)	$(79,827,745)
Class M
Shares sold	2,566,459	6,485,892	$34,567,055	$90,170,952
Reinvestment of distributions	1,265,889	2,224,684	15,975,521	30,795,975
Shares redeemed	(4,119,910)	(9,040,278)	(55,476,191)	(124,863,441)
Net increase (decrease)	(287,562)	(329,702)	$(4,933,615)	$(3,896,514)
Class C
Shares sold	311,149	808,317	$4,124,399	$11,113,474
Reinvestment of distributions	180,353	303,489	2,238,186	4,134,298
Shares redeemed	(496,537)	(1,298,218)	(6,543,266)	(17,796,138)
Net increase (decrease)	(5,035)	(186,412)	$(180,681)	$(2,548,366)
Class I
Shares sold	9,749,296	22,989,540	$132,724,755	$322,959,549
Reinvestment of distributions	3,172,199	5,564,283	40,508,983	78,045,729
Shares redeemed	(13,191,803)	(27,132,171)	(183,504,571)	(380,597,580)
Net increase (decrease)	(270,308)	1,421,652	$(10,270,833)	$20,407,698
Class Z
Shares sold	535,910	3,216,856	$7,179,444	$44,863,622
Reinvestment of distributions	129,187	124,056	1,638,094	1,756,540
Shares redeemed	(275,081)	(433,722)	(3,734,066)	(6,132,293)
Net increase (decrease)	390,016	2,907,190	$5,083,472	$40,487,869
Class Z6
Shares sold	1,700,826	3,290,469	$23,326,440	$46,464,736
Reinvestment of distributions	284,343	391,952	3,616,839	5,510,782
Shares redeemed	(782,062)	(1,151,322)	(10,739,720)	(16,177,112)
Net increase (decrease)	1,203,107	2,531,099	$16,203,559	$35,798,406
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	6,100,722	14,424,285	$78,928,740	$194,409,564
Reinvestment of distributions	3,123,861	5,596,454	37,580,052	75,230,574
Shares redeemed	(9,552,033)	(23,625,076)	(125,095,661)	(313,294,772)
Net increase (decrease)	(327,450)	(3,604,337)	$(8,586,869)	$(43,654,634)
Class M
Shares sold	2,368,617	5,593,464	$30,401,323	$74,655,471
Reinvestment of distributions	1,213,502	2,020,285	14,416,398	26,865,170
Shares redeemed	(3,662,208)	(7,432,819)	(47,585,426)	(98,813,575)
Net increase (decrease)	(80,089)	180,930	$(2,767,705)	$2,707,066
Class C
Shares sold	280,798	606,636	$3,506,284	$7,886,217
Reinvestment of distributions	151,709	232,876	1,761,339	3,028,444
Shares redeemed	(384,451)	(801,700)	(4,815,625)	(10,409,900)
Net increase (decrease)	48,056	37,812	$451,998	$504,761
Class I
Shares sold	9,215,734	21,186,294	$119,696,321	$286,873,574
Reinvestment of distributions	2,963,891	5,048,332	35,981,637	68,566,941
Shares redeemed	(12,310,852)	(22,548,007)	(164,307,395)	(306,098,532)
Net increase (decrease)	(131,227)	3,686,619	$(8,629,437)	$49,341,983
Class Z
Shares sold	506,089	2,554,133	$6,458,108	$34,771,823
Reinvestment of distributions	105,927	94,727	1,275,359	1,301,007
Shares redeemed	(202,289)	(417,420)	(2,662,761)	(5,727,643)
Net increase (decrease)	409,727	2,231,440	$5,070,706	$30,345,187
Class Z6
Shares sold	1,642,788	3,053,093	$21,561,478	$41,768,708
Reinvestment of distributions	245,088	323,069	2,968,018	4,397,759
Shares redeemed	(614,524)	(1,162,043)	(8,035,261)	(15,719,663)
Net increase (decrease)	1,273,352	2,214,119	$16,494,235	$30,446,804
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	5,561,808	11,840,045	$76,375,694	$170,207,574
Reinvestment of distributions	2,724,991	4,564,793	34,716,383	65,435,695
Shares redeemed	(8,927,896)	(19,121,121)	(124,108,456)	(270,072,619)
Net increase (decrease)	(641,097)	(2,716,283)	$(13,016,379)	$(34,429,350)
Class M
Shares sold	1,904,755	4,528,005	$25,941,408	$64,920,774
Reinvestment of distributions	1,085,039	1,738,651	13,725,741	24,738,913
Shares redeemed	(3,355,046)	(7,082,606)	(46,204,505)	(101,386,761)
Net increase (decrease)	(365,252)	(815,950)	$(6,537,356)	$(11,727,074)
Class C
Shares sold	201,688	466,099	$2,698,088	$6,525,727
Reinvestment of distributions	163,923	251,909	2,019,534	3,492,400
Shares redeemed	(351,122)	(1,003,555)	(4,691,683)	(14,109,320)
Net increase (decrease)	14,489	(285,547)	$25,939	$(4,091,193)
Class I
Shares sold	7,982,157	17,756,004	$110,216,662	$255,999,975
Reinvestment of distributions	2,556,847	4,093,941	32,829,916	59,230,605
Shares redeemed	(10,947,522)	(18,933,830)	(156,339,536)	(274,181,249)
Net increase (decrease)	(408,518)	2,916,115	$(13,292,958)	$41,049,331
Class Z
Shares sold	488,424	1,724,653	$6,648,902	$24,792,851
Reinvestment of distributions	74,322	52,962	946,862	781,656
Shares redeemed	(151,853)	(224,624)	(2,085,842)	(3,265,403)
Net increase (decrease)	410,893	1,552,991	$5,509,922	$22,309,104
Class Z6
Shares sold	1,269,946	2,387,707	$17,632,260	$34,943,439
Reinvestment of distributions	216,117	269,193	2,768,453	3,906,074
Shares redeemed	(634,828)	(755,102)	(8,939,245)	(10,869,881)
Net increase (decrease)	851,235	1,901,798	$11,461,468	$27,979,632
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	5,572,965	12,576,422	$60,068,145	$141,507,919
Reinvestment of distributions	1,972,190	3,477,587	19,721,912	38,917,915
Shares redeemed	(7,642,651)	(15,971,998)	(83,372,950)	(177,041,754)
Net increase (decrease)	(97,496)	82,011	$(3,582,893)	$3,384,080
Class M
Shares sold	2,021,132	4,672,530	$21,575,645	$51,891,372
Reinvestment of distributions	798,513	1,342,659	7,897,293	14,870,122
Shares redeemed	(3,189,863)	(5,380,024)	(34,095,400)	(59,627,514)
Net increase (decrease)	(370,218)	635,165	$(4,622,462)	$7,133,980
Class C
Shares sold	236,014	458,819	$2,483,819	$5,033,171
Reinvestment of distributions	102,202	157,375	992,384	1,711,388
Shares redeemed	(242,807)	(485,675)	(2,603,170)	(5,287,165)
Net increase (decrease)	95,409	130,519	$873,033	$1,457,394
Class I
Shares sold	8,426,120	20,017,077	$91,337,192	$225,404,118
Reinvestment of distributions	2,153,773	3,724,249	21,710,029	42,082,532
Shares redeemed	(11,469,054)	(19,394,240)	(129,176,960)	(220,868,936)
Net increase (decrease)	(889,161)	4,347,086	$(16,129,739)	$46,617,714
Class Z
Shares sold	401,082	1,883,456	$4,278,754	$21,330,846
Reinvestment of distributions	73,191	55,687	731,911	639,417
Shares redeemed	(170,953)	(279,216)	(1,865,402)	(3,168,961)
Net increase (decrease)	303,320	1,659,927	$3,145,263	$18,801,302
Class Z6
Shares sold	1,710,152	2,348,359	$18,826,404	$26,795,871
Reinvestment of distributions	195,539	257,658	1,967,123	2,917,396
Shares redeemed	(547,979)	(647,308)	(6,048,470)	(7,218,547)
Net increase (decrease)	1,357,712	1,958,709	$14,745,057	$22,494,720
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	5,344,794	11,553,682	$57,434,553	$129,656,837
Reinvestment of distributions	1,594,488	2,653,369	15,912,991	29,642,295
Shares redeemed	(5,974,491)	(13,103,116)	(65,248,932)	(145,401,914)
Net increase (decrease)	964,791	1,103,935	$8,098,612	$13,897,218
Class M
Shares sold	1,772,731	4,348,376	$18,970,953	$48,432,256
Reinvestment of distributions	640,599	1,061,461	6,348,338	11,762,431
Shares redeemed	(2,699,908)	(5,471,716)	(29,146,189)	(60,880,969)
Net increase (decrease)	(286,578)	(61,879)	$(3,826,898)	$(686,282)
Class C
Shares sold	258,152	431,780	$2,720,110	$4,743,004
Reinvestment of distributions	100,323	151,640	977,145	1,653,252
Shares redeemed	(226,821)	(611,711)	(2,435,955)	(6,684,997)
Net increase (decrease)	131,654	(28,291)	$1,261,300	$(288,741)
Class I
Shares sold	7,569,638	17,804,353	$82,012,801	$200,570,042
Reinvestment of distributions	1,843,169	3,151,534	18,542,283	35,564,424
Shares redeemed	(9,175,220)	(17,873,584)	(102,871,436)	(204,260,577)
Net increase (decrease)	237,587	3,082,303	$(2,316,352)	$31,873,889
Class Z
Shares sold	340,622	1,300,654	$3,641,221	$14,723,895
Reinvestment of distributions	49,675	31,303	496,258	361,863
Shares redeemed	(135,283)	(179,414)	(1,452,169)	(2,046,070)
Net increase (decrease)	255,014	1,152,543	$2,685,310	$13,039,688
Class Z6
Shares sold	1,488,831	2,118,577	$16,090,491	$24,102,651
Reinvestment of distributions	150,796	178,369	1,513,989	2,013,088
Shares redeemed	(367,372)	(651,542)	(4,065,707)	(7,273,624)
Net increase (decrease)	1,272,255	1,645,404	$13,538,773	$18,842,115
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	3,592,144	7,425,778	$43,242,974	$93,033,169
Reinvestment of distributions	759,221	1,162,536	8,472,909	14,475,535
Shares redeemed	(3,101,612)	(6,849,196)	(37,701,669)	(85,650,199)
Net increase (decrease)	1,249,753	1,739,118	$14,014,214	$21,858,505
Class M
Shares sold	1,176,022	2,558,602	$14,104,387	$31,817,231
Reinvestment of distributions	291,645	447,013	3,231,425	5,524,763
Shares redeemed	(1,140,415)	(2,546,903)	(13,794,873)	(31,732,087)
Net increase (decrease)	327,252	458,712	$3,540,939	$5,609,907
Class C
Shares sold	136,127	219,568	$1,610,793	$2,704,771
Reinvestment of distributions	39,795	56,069	437,352	686,005
Shares redeemed	(49,070)	(202,713)	(581,253)	(2,497,024)
Net increase (decrease)	126,852	72,924	$1,466,892	$893,752
Class I
Shares sold	4,940,621	12,405,149	$59,442,751	$155,504,060
Reinvestment of distributions	983,584	1,715,370	11,035,813	21,518,680
Shares redeemed	(5,050,032)	(12,690,451)	(62,621,458)	(163,071,693)
Net increase (decrease)	874,173	1,430,068	$7,857,106	$13,951,047
Class Z
Shares sold	202,576	627,717	$2,399,141	$7,952,014
Reinvestment of distributions	23,213	14,240	258,356	182,308
Shares redeemed	(76,901)	(126,620)	(936,306)	(1,539,918)
Net increase (decrease)	148,888	515,337	$1,721,191	$6,594,404
Class Z6
Shares sold	844,691	1,491,393	$10,091,727	$18,936,714
Reinvestment of distributions	91,432	92,350	1,023,124	1,160,720
Shares redeemed	(340,331)	(345,849)	(4,107,932)	(4,393,860)
Net increase (decrease)	595,792	1,237,894	$7,006,919	$15,703,574
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	1,988,341	4,341,099	$21,744,608	$48,600,678
Reinvestment of distributions	256,121	351,563	2,589,378	3,973,334
Shares redeemed	(1,160,419)	(2,688,980)	(12,818,955)	(30,043,199)
Net increase (decrease)	1,084,043	2,003,682	$11,515,031	$22,530,813
Class M
Shares sold	703,042	1,320,400	$7,664,004	$14,892,485
Reinvestment of distributions	84,946	114,393	856,255	1,289,398
Shares redeemed	(422,888)	(835,109)	(4,624,995)	(9,421,193)
Net increase (decrease)	365,100	599,684	$3,895,264	$6,760,690
Class C
Shares sold	90,616	154,032	$969,086	$1,725,988
Reinvestment of distributions	15,708	20,633	158,022	231,410
Shares redeemed	(42,483)	(79,153)	(455,037)	(893,469)
Net increase (decrease)	63,841	95,512	$672,071	$1,063,929
Class I
Shares sold	2,904,922	6,260,268	$31,624,056	$70,805,650
Reinvestment of distributions	324,090	440,804	3,289,511	5,023,075
Shares redeemed	(2,281,712)	(3,584,371)	(25,922,332)	(41,078,932)
Net increase (decrease)	947,300	3,116,701	$8,991,235	$34,749,793
Class Z
Shares sold	72,434	184,538	$789,115	$2,099,627
Reinvestment of distributions	6,046	4,169	61,063	48,196
Shares redeemed	(28,740)	(54,214)	(312,941)	(614,581)
Net increase (decrease)	49,740	134,493	$537,237	$1,533,242
Class Z6
Shares sold	440,572	573,547	$4,728,519	$6,528,282
Reinvestment of distributions	28,625	22,373	290,253	256,501
Shares redeemed	(116,556)	(136,889)	(1,271,834)	(1,535,551)
Net increase (decrease)	352,641	459,031	$3,746,938	$5,249,232
Fidelity Advisor Freedom 2065 Fund(a)
Class A
Shares sold	270,607	270,091	$2,688,929	$2,643,573
Reinvestment of distributions	3,906	1,593	35,977	16,986
Shares redeemed	(54,826)	(37,938)	(547,998)	(368,426)
Net increase (decrease)	219,687	233,746	$2,176,908	$2,292,133
Class M
Shares sold	28,521	40,888	$283,310	$400,716
Reinvestment of distributions	580	322	5,346	3,436
Shares redeemed	(7,315)	(1,983)	(75,800)	(18,273)
Net increase (decrease)	21,786	39,227	$212,856	$385,879
Class C
Shares sold	4,123	21,460	$40,979	$213,694
Reinvestment of distributions	297	213	2,732	2,276
Shares redeemed	(1,187)	(1)	(12,359)	(15)
Net increase (decrease)	3,233	21,672	$31,352	$215,955
Class I
Shares sold	263,077	311,028	$2,615,824	$3,116,572
Reinvestment of distributions	4,480	2,157	41,306	23,020
Shares redeemed	(93,262)	(32,218)	(958,734)	(335,104)
Net increase (decrease)	174,295	280,967	$1,698,396	$2,804,488
Class Z
Shares sold	6,732	20,936	$67,539	$207,081
Reinvestment of distributions	288	292	2,661	3,116
Shares redeemed	(878)	(498)	(9,399)	(4,717)
Net increase (decrease)	6,142	20,730	$60,801	$205,480
Class Z6
Shares sold	19,431	106,399	$195,935	$1,110,643
Reinvestment of distributions	1,393	499	12,874	5,331
Shares redeemed	(67,506)	(419)	(621,715)	(4,427)
Net increase (decrease)	(46,682)	106,479	$(412,906)	$1,111,547

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the underlying mutual funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds.

Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	11%	14%	15%	15%	10%
Fidelity Advisor Series Growth Opportunities Fund	11%	14%	15%	15%	10%
Fidelity Advisor Series Small Cap Fund	11%	14%	15%	15%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	91%
Fidelity Advisor Series Growth Opportunities Fund	91%
Fidelity Advisor Series Small Cap Fund	91%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Fidelity Advisor Freedom Income Fund
Class A	.71%
Actual		$1,000.00	$1,090.90	$3.72
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.96%
Actual		$1,000.00	$1,089.60	$5.03
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class C	1.46%
Actual		$1,000.00	$1,086.50	$7.64
Hypothetical-C		$1,000.00	$1,017.75	$7.39
Class I	.46%
Actual		$1,000.00	$1,092.90	$2.41
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class Z	.41%
Actual		$1,000.00	$1,092.60	$2.15
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class Z6	.37%
Actual		$1,000.00	$1,093.60	$1.94
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Advisor Freedom 2005 Fund
Class A	.71%
Actual		$1,000.00	$1,106.90	$3.75
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.96%
Actual		$1,000.00	$1,105.40	$5.07
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class C	1.46%
Actual		$1,000.00	$1,102.60	$7.70
Hypothetical-C		$1,000.00	$1,017.75	$7.39
Class I	.46%
Actual		$1,000.00	$1,107.90	$2.43
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class Z	.41%
Actual		$1,000.00	$1,107.80	$2.17
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class Z6	.36%
Actual		$1,000.00	$1,108.60	$1.90
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Fidelity Advisor Freedom 2010 Fund
Class A	.76%
Actual		$1,000.00	$1,131.30	$4.06
Hypothetical-C		$1,000.00	$1,021.26	$3.85
Class M	1.01%
Actual		$1,000.00	$1,129.20	$5.39
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class C	1.51%
Actual		$1,000.00	$1,126.20	$8.05
Hypothetical-C		$1,000.00	$1,017.50	$7.64
Class I	.51%
Actual		$1,000.00	$1,131.50	$2.73
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class Z	.45%
Actual		$1,000.00	$1,132.50	$2.41
Hypothetical-C		$1,000.00	$1,022.81	$2.28
Class Z6	.38%
Actual		$1,000.00	$1,132.40	$2.03
Hypothetical-C		$1,000.00	$1,023.16	$1.93
Fidelity Advisor Freedom 2015 Fund
Class A	.80%
Actual		$1,000.00	$1,154.80	$4.32
Hypothetical-C		$1,000.00	$1,021.06	$4.05
Class M	1.05%
Actual		$1,000.00	$1,153.50	$5.67
Hypothetical-C		$1,000.00	$1,019.80	$5.32
Class C	1.55%
Actual		$1,000.00	$1,149.90	$8.35
Hypothetical-C		$1,000.00	$1,017.30	$7.84
Class I	.55%
Actual		$1,000.00	$1,156.10	$2.97
Hypothetical-C		$1,000.00	$1,022.31	$2.79
Class Z	.48%
Actual		$1,000.00	$1,156.40	$2.59
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class Z6	.40%
Actual		$1,000.00	$1,156.90	$2.16
Hypothetical-C		$1,000.00	$1,023.06	$2.03
Fidelity Advisor Freedom 2020 Fund
Class A	.84%
Actual		$1,000.00	$1,177.10	$4.58
Hypothetical-C		$1,000.00	$1,020.86	$4.26
Class M	1.09%
Actual		$1,000.00	$1,175.50	$5.94
Hypothetical-C		$1,000.00	$1,019.60	$5.52
Class C	1.59%
Actual		$1,000.00	$1,172.50	$8.66
Hypothetical-C		$1,000.00	$1,017.10	$8.04
Class I	.59%
Actual		$1,000.00	$1,178.10	$3.22
Hypothetical-C		$1,000.00	$1,022.11	$2.99
Class Z	.52%
Actual		$1,000.00	$1,178.90	$2.84
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class Z6	.42%
Actual		$1,000.00	$1,179.50	$2.29
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Fidelity Advisor Freedom 2025 Fund
Class A	.88%
Actual		$1,000.00	$1,194.40	$4.84
Hypothetical-C		$1,000.00	$1,020.66	$4.46
Class M	1.13%
Actual		$1,000.00	$1,192.70	$6.21
Hypothetical-C		$1,000.00	$1,019.40	$5.72
Class C	1.63%
Actual		$1,000.00	$1,190.20	$8.95
Hypothetical-C		$1,000.00	$1,016.90	$8.24
Class I	.63%
Actual		$1,000.00	$1,196.10	$3.47
Hypothetical-C		$1,000.00	$1,021.91	$3.19
Class Z	.55%
Actual		$1,000.00	$1,196.10	$3.03
Hypothetical-C		$1,000.00	$1,022.31	$2.79
Class Z6	.44%
Actual		$1,000.00	$1,197.50	$2.42
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Fidelity Advisor Freedom 2030 Fund
Class A	.93%
Actual		$1,000.00	$1,219.70	$5.17
Hypothetical-C		$1,000.00	$1,020.41	$4.71
Class M	1.18%
Actual		$1,000.00	$1,218.80	$6.56
Hypothetical-C		$1,000.00	$1,019.15	$5.97
Class C	1.68%
Actual		$1,000.00	$1,215.00	$9.33
Hypothetical-C		$1,000.00	$1,016.65	$8.49
Class I	.68%
Actual		$1,000.00	$1,220.90	$3.79
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Class Z	.59%
Actual		$1,000.00	$1,222.20	$3.29
Hypothetical-C		$1,000.00	$1,022.11	$2.99
Class Z6	.46%
Actual		$1,000.00	$1,222.60	$2.56
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Fidelity Advisor Freedom 2035 Fund
Class A	.97%
Actual		$1,000.00	$1,257.00	$5.49
Hypothetical-C		$1,000.00	$1,020.21	$4.91
Class M	1.22%
Actual		$1,000.00	$1,254.60	$6.90
Hypothetical-C		$1,000.00	$1,018.95	$6.17
Class C	1.72%
Actual		$1,000.00	$1,251.90	$9.71
Hypothetical-C		$1,000.00	$1,016.44	$8.69
Class I	.72%
Actual		$1,000.00	$1,257.40	$4.07
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class Z	.62%
Actual		$1,000.00	$1,258.60	$3.51
Hypothetical-C		$1,000.00	$1,021.96	$3.14
Class Z6	.48%
Actual		$1,000.00	$1,259.90	$2.72
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Fidelity Advisor Freedom 2040 Fund
Class A	1.00%
Actual		$1,000.00	$1,276.60	$5.71
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,275.10	$7.13
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.74%
Actual		$1,000.00	$1,271.50	$9.91
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.75%
Actual		$1,000.00	$1,277.90	$4.28
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,278.30	$3.66
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,280.50	$2.80
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2045 Fund
Class A	1.00%
Actual		$1,000.00	$1,277.00	$5.71
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,274.30	$7.13
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.74%
Actual		$1,000.00	$1,272.40	$9.91
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.75%
Actual		$1,000.00	$1,278.10	$4.28
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,279.20	$3.66
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,279.80	$2.80
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2050 Fund
Class A	1.00%
Actual		$1,000.00	$1,275.70	$5.70
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,274.50	$7.13
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.74%
Actual		$1,000.00	$1,271.00	$9.91
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.75%
Actual		$1,000.00	$1,278.00	$4.28
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,279.00	$3.66
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,279.70	$2.80
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2055 Fund
Class A	1.00%
Actual		$1,000.00	$1,276.20	$5.71
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.24%
Actual		$1,000.00	$1,274.20	$7.07
Hypothetical-C		$1,000.00	$1,018.85	$6.28
Class C	1.74%
Actual		$1,000.00	$1,271.40	$9.91
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.75%
Actual		$1,000.00	$1,278.00	$4.28
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,278.00	$3.65
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,279.60	$2.80
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2060 Fund
Class A	.99%
Actual		$1,000.00	$1,276.90	$5.65
Hypothetical-C		$1,000.00	$1,020.10	$5.01
Class M	1.24%
Actual		$1,000.00	$1,275.40	$7.07
Hypothetical-C		$1,000.00	$1,018.85	$6.28
Class C	1.74%
Actual		$1,000.00	$1,271.30	$9.91
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.75%
Actual		$1,000.00	$1,277.00	$4.28
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,279.00	$3.66
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,279.50	$2.80
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2065 Fund
Class A	.99%
Actual		$1,000.00	$1,275.80	$5.65
Hypothetical-C		$1,000.00	$1,020.10	$5.01
Class M	1.24%
Actual		$1,000.00	$1,272.80	$7.06
Hypothetical-C		$1,000.00	$1,018.85	$6.28
Class C	1.74%
Actual		$1,000.00	$1,269.60	$9.90
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.75%
Actual		$1,000.00	$1,277.10	$4.28
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,276.90	$3.65
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,277.90	$2.80
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Fidelity Advisor Freedom 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance. For Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom Income Fund, each fund underperformed its benchmark for the one- and three-year periods ended May 31, 2020, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Fidelity Advisor Freedom 2065 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees, similar to the fee structure in place for each fund prior to June 1, 2017. The Board also noted that the primary comparisons for the funds are against active and passive competitor target date funds. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that, when compared to the total expenses of their load-type competitors, including acquired fund fees and expenses, all classes of the funds rank below their respective load types.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2019. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of Class A (including expenses of the Series Funds): (i) ranked below the competitive median for 2019 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2019 for Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund. The Board noted that for each fund for which the total expense ratio of Class A was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products and funds that do not have similar vintages, the total expense ratio of Class A of four funds is equal to or below median and the total expense ratio of Class A of each of the remaining funds is two to 12 basis points above median.

The Board noted that the total expense ratio of Class M of each fund (including expenses of the Series Funds) ranked above the competitive median for 2019. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products and funds that do not have similar vintages, and compared with funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of 11 funds is equal to or below median and the total expense ratio of Class M of three funds is two to four basis points above median.

The Board noted that the total expense ratio of Class C of each fund (including expenses of the Series Funds) ranked above the competitive median for 2019. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, and compared with funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C of six funds is equal to or below median and the total expense ratio of Class C of the remaining five funds is four to 14 basis points above median.

The Board noted that the total expense ratio of Class I (including expenses of the Series Funds): (i) ranked below the competitive median for 2019 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2019 for Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund. The Board noted that, for each fund for which the total expense ratio of Class I was above the competitive median, the class was above the competitive median primarily because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive, and are not limited to no-load products. The Board also considered that Class I has no investment minimum, unlike most competitor funds. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, and compared with no-load products, the total expense ratio of Class I of ten funds is equal to or below median and the total expense ratio of Class I of the remaining fund is one basis point above median.

The Board noted that the total expense ratio of Class Z (including expenses of the Series Funds): (i) ranked below the competitive median for 2019 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2019 for Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund. The Board noted that, for each fund for which the total expense ratio of Class Z was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class Z of each such fund is equal to or below median.

The Board noted that the total expense ratio of Class Z6 (including expenses of the Series Funds) of each fund ranked below the competitive median for 2019.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class Z6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of a fund except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of Class Z6 of the applicable fund (for each fund, except Fidelity Advisor Freedom 2065 Fund).

In considering the total expense ratio of Class I of Fidelity Advisor Freedom 2030 Fund, the Board also considered an alternative ASPG competitive analysis that focused on competitors most similar in size to the class. The Board noted that the alternative analysis excluded performance fees and 12b-1 fees from the competitive comparisons. The Board noted that, under this alternative competitive analysis, the total expense ratio of Class I of Fidelity Advisor Freedom 2030 Fund ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

AFF-SANN-1120
1.792138.117

Fidelity Flex® Freedom Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Flex® Freedom Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	15.2
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	8.7
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	4.6
Fidelity Series Government Money Market Fund 0.16%	4.0
Fidelity Series Commodity Strategy Fund	2.5
83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.0%
International Equity Funds	12.5%
Bond Funds	54.7%
Short-Term Funds	23.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	104	$1,719
Fidelity Series Commodity Strategy Fund (a)	721	3,001
Fidelity Series Large Cap Growth Index Fund (a)	78	1,105
Fidelity Series Large Cap Stock Fund (a)	83	1,181
Fidelity Series Large Cap Value Index Fund (a)	193	2,243
Fidelity Series Small Cap Opportunities Fund (a)	44	564
Fidelity Series Value Discovery Fund (a)	66	814
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,445)		10,627

International Equity Funds - 12.5%
Fidelity Series Canada Fund (a)	58	591
Fidelity Series Emerging Markets Fund (a)	90	846
Fidelity Series Emerging Markets Opportunities Fund (a)	362	7,598
Fidelity Series International Growth Fund (a)	82	1,539
Fidelity Series International Index Fund (a)	64	634
Fidelity Series International Small Cap Fund (a)	30	541
Fidelity Series International Value Fund (a)	176	1,514
Fidelity Series Overseas Fund (a)	137	1,533
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,212)		14,796

Bond Funds - 54.7%
Fidelity Series Corporate Bond Fund (a)	915	10,296
Fidelity Series Emerging Markets Debt Fund (a)	87	790
Fidelity Series Floating Rate High Income Fund (a)	19	165
Fidelity Series Government Bond Index Fund (a)	1,094	12,306
Fidelity Series High Income Fund (a)	93	851
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,329	14,220
Fidelity Series International Credit Fund (a)	6	62
Fidelity Series Investment Grade Bond Fund (a)	1,119	13,696
Fidelity Series Investment Grade Securitized Fund (a)	875	9,332
Fidelity Series Long-Term Treasury Bond Index Fund (a)	263	2,720
Fidelity Series Real Estate Income Fund (a)	51	505
TOTAL BOND FUNDS
(Cost $60,972)		64,943

Short-Term Funds - 23.8%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	4,803	4,803
Fidelity Series Short-Term Credit Fund (a)	534	5,472
Fidelity Series Treasury Bill Index Fund (a)	1,799	18,004
TOTAL SHORT-TERM FUNDS
(Cost $28,122)		28,279
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,751)		118,645
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$118,645

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$890	$987	$495	$334	$60	$277	$1,719
Fidelity Series Canada Fund	576	95	209	--	(41)	170	591
Fidelity Series Commodity Strategy Fund	3,707	141	1,232	12	(333)	718	3,001
Fidelity Series Corporate Bond Fund	8,355	1,268	244	149	(9)	926	10,296
Fidelity Series Emerging Markets Debt Fund	685	20	--	20	--	85	790
Fidelity Series Emerging Markets Fund	452	290	96	--	(8)	208	846
Fidelity Series Emerging Markets Opportunities Fund	4,491	2,359	1,105	--	23	1,830	7,598
Fidelity Series Floating Rate High Income Fund	146	4	--	4	--	15	165
Fidelity Series Government Bond Index Fund	13,027	688	1,368	93	67	(108)	12,306
Fidelity Series Government Money Market Fund 0.16%	5,568	1,775	2,540	6	--	--	4,803
Fidelity Series High Income Fund	748	23	--	23	--	80	851
Fidelity Series Inflation-Protected Bond Index Fund	13,187	400	187	11	4	816	14,220
Fidelity Series International Credit Fund	56	1	--	1	--	5	62
Fidelity Series International Growth Fund	1,755	81	733	--	53	383	1,539
Fidelity Series International Index Fund	643	88	229	--	(30)	162	634
Fidelity Series International Small Cap Fund	508	12	135	--	(11)	167	541
Fidelity Series International Value Fund	1,734	105	642	--	(188)	505	1,514
Fidelity Series Investment Grade Bond Fund	12,723	556	362	173	1	778	13,696
Fidelity Series Investment Grade Securitized Fund	8,863	761	400	58	4	104	9,332
Fidelity Series Large Cap Growth Index Fund	619	422	272	18	22	314	1,105
Fidelity Series Large Cap Stock Fund	640	589	177	41	(6)	135	1,181
Fidelity Series Large Cap Value Index Fund	1,226	1,015	279	--	(30)	311	2,243
Fidelity Series Long-Term Treasury Bond Index Fund	2,700	372	270	71	30	(112)	2,720
Fidelity Series Overseas Fund	1,676	181	767	--	(7)	450	1,533
Fidelity Series Real Estate Income Fund	412	16	--	16	--	77	505
Fidelity Series Short-Term Credit Fund	5,217	59	--	59	--	196	5,472
Fidelity Series Small Cap Opportunities Fund	296	278	107	3	(13)	110	564
Fidelity Series Treasury Bill Index Fund	17,984	74	--	71	--	(54)	18,004
Fidelity Series Value Discovery Fund	355	436	85	--	(2)	110	814
	$109,239	$13,096	$11,934	$1,163	$(414)	$8,658	$118,645

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$10,627	$10,627	$--	$--
International Equity Funds	14,796	14,796	--	--
Bond Funds	64,943	64,943	--	--
Short-Term Funds	28,279	28,279	--	--
Total Investments in Securities:	$118,645	$118,645	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $112,751)	$118,645
Total Investment in Securities (cost $112,751)		$118,645
Receivable for investments sold		608
Total assets		119,253
Liabilities
Payable for investments purchased	$608
Total liabilities		608
Net Assets		$118,645
Net Assets consist of:
Paid in capital		$112,728
Total accumulated earnings (loss)		5,917
Net Assets		$118,645
Net Asset Value, offering price and redemption price per share ($118,645 ÷ 11,270 shares)		$10.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$704
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		703
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(414)
Capital gain distributions from underlying funds:
Affiliated issuers	459
Total net realized gain (loss)		45
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	8,658
Total change in net unrealized appreciation (depreciation)		8,658
Net gain (loss)		8,703
Net increase (decrease) in net assets resulting from operations		$9,406

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$703	$2,560
Net realized gain (loss)	45	1,876
Change in net unrealized appreciation (depreciation)	8,658	(2,036)
Net increase (decrease) in net assets resulting from operations	9,406	2,400
Distributions to shareholders	(1,165)	(4,839)
Share transactions
Reinvestment of distributions	1,165	4,839
Net increase (decrease) in net assets resulting from share transactions	1,165	4,839
Total increase (decrease) in net assets	9,406	2,400
Net Assets
Beginning of period	109,239	106,839
End of period	$118,645	$109,239
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	115	477
Net increase (decrease)	115	477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$10.01	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.23	.25	.18
Net realized and unrealized gain (loss)	.78	–C	.10	.13
Total from investment operations	.84	.23	.35	.31
Distributions from net investment income	(.06)	(.24)	(.25)	(.16)
Distributions from net realized gain	(.04)	(.21)	(.18)	(.06)
Total distributions	(.10)	(.45)	(.43)	(.22)
Net asset value, end of period	$10.53	$9.79	$10.01	$10.09
Total ReturnD	8.67%	2.17%	3.63%	3.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %G
Net investment income (loss)	1.22%G	2.31%	2.51%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$119	$109	$107	$103
Portfolio turnover rateF	21%G	63%	23%	10%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	13.4
Fidelity Series Inflation-Protected Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Government Bond Index Fund	9.9
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Government Money Market Fund 0.16%	4.0
Fidelity Series Large Cap Value Index Fund	2.8
79.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.1%
International Equity Funds	14.5%
Bond Funds	52.0%
Short-Term Funds	21.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2005 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	155	$2,565
Fidelity Series Commodity Strategy Fund (a)	732	3,044
Fidelity Series Large Cap Growth Index Fund (a)	118	1,685
Fidelity Series Large Cap Stock Fund (a)	126	1,787
Fidelity Series Large Cap Value Index Fund (a)	291	3,380
Fidelity Series Small Cap Opportunities Fund (a)	67	851
Fidelity Series Value Discovery Fund (a)	99	1,227
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,311)		14,539

International Equity Funds - 14.5%
Fidelity Series Canada Fund (a)	73	752
Fidelity Series Emerging Markets Fund (a)	99	932
Fidelity Series Emerging Markets Opportunities Fund (a)	399	8,375
Fidelity Series International Growth Fund (a)	106	1,984
Fidelity Series International Index Fund (a)	82	816
Fidelity Series International Small Cap Fund (a)	40	711
Fidelity Series International Value Fund (a)	228	1,962
Fidelity Series Overseas Fund (a)	177	1,981
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,788)		17,513

Bond Funds - 52.0%
Fidelity Series Corporate Bond Fund (a)	885	9,955
Fidelity Series Emerging Markets Debt Fund (a)	87	790
Fidelity Series Floating Rate High Income Fund (a)	19	167
Fidelity Series Government Bond Index Fund (a)	1,058	11,898
Fidelity Series High Income Fund (a)	94	859
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,246	13,334
Fidelity Series International Credit Fund (a)	6	63
Fidelity Series Investment Grade Bond Fund (a)	1,082	13,242
Fidelity Series Investment Grade Securitized Fund (a)	846	9,024
Fidelity Series Long-Term Treasury Bond Index Fund (a)	267	2,763
Fidelity Series Real Estate Income Fund (a)	51	511
TOTAL BOND FUNDS
(Cost $58,860)		62,606

Short-Term Funds - 21.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	4,755	4,755
Fidelity Series Short-Term Credit Fund (a)	471	4,830
Fidelity Series Treasury Bill Index Fund (a)	1,610	16,118
TOTAL SHORT-TERM FUNDS
(Cost $25,569)		25,703
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $114,528)		120,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$120,362

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,723	$1,025	$793	$508	$157	$453	$2,565
Fidelity Series Canada Fund	721	96	232	--	(35)	202	752
Fidelity Series Commodity Strategy Fund	3,707	133	1,190	13	(308)	702	3,044
Fidelity Series Corporate Bond Fund	7,918	1,437	269	142	(10)	879	9,955
Fidelity Series Emerging Markets Debt Fund	685	20	--	20	--	85	790
Fidelity Series Emerging Markets Fund	522	291	104	--	(9)	232	932
Fidelity Series Emerging Markets Opportunities Fund	5,153	2,328	1,178	--	27	2,045	8,375
Fidelity Series Floating Rate High Income Fund	148	4	--	4	--	15	167
Fidelity Series Government Bond Index Fund	12,258	765	1,085	89	51	(91)	11,898
Fidelity Series Government Money Market Fund 0.16%	4,900	2,286	2,431	5	--	--	4,755
Fidelity Series High Income Fund	755	23	--	23	--	81	859
Fidelity Series Inflation-Protected Bond Index Fund	12,031	712	164	10	2	753	13,334
Fidelity Series International Credit Fund	57	1	--	1	--	5	63
Fidelity Series International Growth Fund	2,316	87	991	--	69	503	1,984
Fidelity Series International Index Fund	827	82	261	--	(31)	199	816
Fidelity Series International Small Cap Fund	653	14	155	--	(11)	210	711
Fidelity Series International Value Fund	2,200	96	739	--	(171)	576	1,962
Fidelity Series Investment Grade Bond Fund	12,029	888	413	165	3	735	13,242
Fidelity Series Investment Grade Securitized Fund	8,330	944	352	55	3	99	9,024
Fidelity Series Large Cap Growth Index Fund	1,249	315	445	30	59	507	1,685
Fidelity Series Large Cap Stock Fund	1,294	511	262	64	(6)	250	1,787
Fidelity Series Large Cap Value Index Fund	2,438	845	419	--	(38)	554	3,380
Fidelity Series Long-Term Treasury Bond Index Fund	2,711	412	277	71	34	(117)	2,763
Fidelity Series Overseas Fund	2,115	234	935	--	(5)	572	1,981
Fidelity Series Real Estate Income Fund	417	17	--	16	--	77	511
Fidelity Series Short-Term Credit Fund	4,605	52	--	52	--	173	4,830
Fidelity Series Small Cap Opportunities Fund	624	226	171	5	(20)	192	851
Fidelity Series Treasury Bill Index Fund	16,102	64	--	64	--	(48)	16,118
Fidelity Series Value Discovery Fund	739	417	124	--	(4)	199	1,227
	$109,227	$14,325	$12,990	$1,337	$(243)	$10,042	$120,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$14,539	$14,539	$--	$--
International Equity Funds	17,513	17,513	--	--
Bond Funds	62,606	62,606	--	--
Short-Term Funds	25,703	25,703	--	--
Total Investments in Securities:	$120,361	$120,361	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $114,528)	$120,361
Total Investment in Securities (cost $114,528)		$120,361
Receivable for investments sold		549
Total assets		120,910
Liabilities
Payable for investments purchased	$548
Total liabilities		548
Net Assets		$120,362
Net Assets consist of:
Paid in capital		$113,677
Total accumulated earnings (loss)		6,685
Net Assets		$120,362
Net Asset Value, offering price and redemption price per share ($120,362 ÷ 11,370 shares)		$10.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$687
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(243)
Capital gain distributions from underlying funds:
Affiliated issuers	650
Total net realized gain (loss)		407
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	10,042
Total change in net unrealized appreciation (depreciation)		10,042
Net gain (loss)		10,449
Net increase (decrease) in net assets resulting from operations		$11,135

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$686	$2,591
Net realized gain (loss)	407	2,094
Change in net unrealized appreciation (depreciation)	10,042	(3,331)
Net increase (decrease) in net assets resulting from operations	11,135	1,354
Distributions to shareholders	(1,048)	(5,390)
Share transactions
Reinvestment of distributions	1,048	5,390
Net increase (decrease) in net assets resulting from share transactions	1,048	5,390
Total increase (decrease) in net assets	11,135	1,354
Net Assets
Beginning of period	109,227	107,873
End of period	$120,362	$109,227
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	105	531
Net increase (decrease)	105	531

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.05	$10.21	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.24	.25	.18
Net realized and unrealized gain (loss)	.92	(.09)	.08	.25
Total from investment operations	.98	.15	.33	.43
Distributions from net investment income	(.04)	(.25)	(.25)	(.14)
Distributions from net realized gain	(.06)	(.25)	(.24)	(.08)
Total distributions	(.09)C	(.50)	(.49)	(.22)
Net asset value, end of period	$10.59	$9.70	$10.05	$10.21
Total ReturnD	10.20%	1.29%	3.43%	4.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %G
Net investment income (loss)	1.18%G	2.31%	2.49%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$120	$109	$108	$104
Portfolio turnover rateF	22%G	65%	23%	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series Inflation-Protected Bond Index Fund	9.6
Fidelity Series Government Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Large Cap Value Index Fund	4.4
Fidelity Series Blue Chip Growth Fund	3.4
Fidelity Series Short-Term Credit Fund	3.2
72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.6%
International Equity Funds	18.2%
Bond Funds	47.0%
Short-Term Funds	17.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2010 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	249	$4,104
Fidelity Series Commodity Strategy Fund (a)	743	3,089
Fidelity Series Large Cap Growth Index Fund (a)	190	2,699
Fidelity Series Large Cap Stock Fund (a)	202	2,861
Fidelity Series Large Cap Value Index Fund (a)	466	5,411
Fidelity Series Small Cap Opportunities Fund (a)	107	1,362
Fidelity Series Value Discovery Fund (a)	159	1,964
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,126)		21,490

International Equity Funds - 18.2%
Fidelity Series Canada Fund (a)	104	1,067
Fidelity Series Emerging Markets Fund (a)	115	1,080
Fidelity Series Emerging Markets Opportunities Fund (a)	462	9,702
Fidelity Series International Growth Fund (a)	148	2,773
Fidelity Series International Index Fund (a)	114	1,133
Fidelity Series International Small Cap Fund (a)	56	994
Fidelity Series International Value Fund (a)	317	2,737
Fidelity Series Overseas Fund (a)	249	2,786
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,286)		22,272

Bond Funds - 47.0%
Fidelity Series Corporate Bond Fund (a)	812	9,138
Fidelity Series Emerging Markets Debt Fund (a)	87	785
Fidelity Series Floating Rate High Income Fund (a)	19	169
Fidelity Series Government Bond Index Fund (a)	971	10,921
Fidelity Series High Income Fund (a)	95	869
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,093	11,694
Fidelity Series International Credit Fund (a)	6	63
Fidelity Series Investment Grade Bond Fund (a)	993	12,155
Fidelity Series Investment Grade Securitized Fund (a)	776	8,283
Fidelity Series Long-Term Treasury Bond Index Fund (a)	272	2,805
Fidelity Series Real Estate Income Fund (a)	52	516
TOTAL BOND FUNDS
(Cost $54,040)		57,398

Short-Term Funds - 17.2%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	3,804	3,804
Fidelity Series Short-Term Credit Fund (a)	381	3,903
Fidelity Series Treasury Bill Index Fund (a)	1,333	13,346
TOTAL SHORT-TERM FUNDS
(Cost $20,944)		21,053
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $116,396)		122,213
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$122,212

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,958	$1,329	$1,190	$814	$270	$737	$4,104
Fidelity Series Canada Fund	978	156	292	--	(55)	280	1,067
Fidelity Series Commodity Strategy Fund	3,680	136	1,122	13	(271)	666	3,089
Fidelity Series Corporate Bond Fund	7,095	1,566	305	129	(9)	791	9,138
Fidelity Series Emerging Markets Debt Fund	680	20	--	20	--	85	785
Fidelity Series Emerging Markets Fund	621	288	88	--	(7)	266	1,080
Fidelity Series Emerging Markets Opportunities Fund	6,114	2,308	1,122	--	27	2,375	9,702
Fidelity Series Floating Rate High Income Fund	150	4	--	4	--	15	169
Fidelity Series Government Bond Index Fund	10,982	959	983	80	39	(76)	10,921
Fidelity Series Government Money Market Fund 0.16%	3,890	2,412	2,498	4	--	--	3,804
Fidelity Series High Income Fund	764	23	--	23	--	82	869
Fidelity Series Inflation-Protected Bond Index Fund	10,317	896	173	9	2	652	11,694
Fidelity Series International Credit Fund	57	1	--	1	--	5	63
Fidelity Series International Growth Fund	3,022	152	1,163	--	74	688	2,773
Fidelity Series International Index Fund	1,089	97	279	--	(30)	256	1,133
Fidelity Series International Small Cap Fund	893	12	185	--	(14)	288	994
Fidelity Series International Value Fund	2,876	104	785	--	(227)	769	2,737
Fidelity Series Investment Grade Bond Fund	10,748	1,167	426	150	3	663	12,155
Fidelity Series Investment Grade Securitized Fund	7,464	1,079	352	50	2	90	8,283
Fidelity Series Large Cap Growth Index Fund	2,184	344	766	49	117	820	2,699
Fidelity Series Large Cap Stock Fund	2,266	501	319	101	(12)	425	2,861
Fidelity Series Large Cap Value Index Fund	4,232	853	549	--	(39)	914	5,411
Fidelity Series Long-Term Treasury Bond Index Fund	2,692	478	283	71	36	(118)	2,805
Fidelity Series Overseas Fund	2,801	290	1,063	--	(3)	761	2,786
Fidelity Series Real Estate Income Fund	422	16	--	16	--	78	516
Fidelity Series Short-Term Credit Fund	3,721	42	--	42	--	140	3,903
Fidelity Series Small Cap Opportunities Fund	1,112	221	251	8	(34)	314	1,362
Fidelity Series Treasury Bill Index Fund	13,332	54	--	53	--	(40)	13,346
Fidelity Series Value Discovery Fund	1,310	502	179	--	(10)	341	1,964
	$108,450	$16,010	$14,373	$1,637	$(141)	$12,267	$122,213

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$21,490	$21,490	$--	$--
International Equity Funds	22,272	22,272	--	--
Bond Funds	57,398	57,398	--	--
Short-Term Funds	21,053	21,053	--	--
Total Investments in Securities:	$122,213	$122,213	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $116,396)	$122,213
Total Investment in Securities (cost $116,396)		$122,213
Receivable for investments sold		699
Total assets		122,912
Liabilities
Payable for investments purchased	$700
Total liabilities		700
Net Assets		$122,212
Net Assets consist of:
Paid in capital		$115,210
Total accumulated earnings (loss)		7,002
Net Assets		$122,212
Net Asset Value, offering price and redemption price per share ($122,212 ÷ 11,522 shares)		$10.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$649
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		648
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(141)
Capital gain distributions from underlying funds:
Affiliated issuers	988
Total net realized gain (loss)		847
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	12,267
Total change in net unrealized appreciation (depreciation)		12,267
Net gain (loss)		13,114
Net increase (decrease) in net assets resulting from operations		$13,762

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$648	$2,627
Net realized gain (loss)	847	2,474
Change in net unrealized appreciation (depreciation)	12,267	(5,415)
Net increase (decrease) in net assets resulting from operations	13,762	(314)
Distributions to shareholders	(1,332)	(5,958)
Share transactions
Reinvestment of distributions	1,332	5,958
Net increase (decrease) in net assets resulting from share transactions	1,332	5,958
Total increase (decrease) in net assets	13,762	(314)
Net Assets
Beginning of period	108,450	108,764
End of period	$122,212	$108,450
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	135	585
Net increase (decrease)	135	585

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.07	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.24	.25	.19
Net realized and unrealized gain (loss)	1.15	(.24)	.07	.33
Total from investment operations	1.21	–C	.32	.52
Distributions from net investment income	(.03)	(.25)	(.25)	(.15)
Distributions from net realized gain	(.08)	(.30)	(.29)	(.10)
Total distributions	(.12)D	(.55)	(.53)D	(.24)D
Net asset value, end of period	$10.61	$9.52	$10.07	$10.28
Total ReturnE	12.77%	(.34)%	3.40%	5.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %H
Net investment income (loss)	1.10%H	2.32%	2.46%	2.22%H
Supplemental Data
Net assets, end of period (000 omitted)	$122	$108	$109	$105
Portfolio turnover rateG	24%H	65%	23%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Investment Grade Bond Fund	8.8
Fidelity Series Treasury Bill Index Fund	8.5
Fidelity Series Inflation-Protected Bond Index Fund	8.3
Fidelity Series Government Bond Index Fund	7.9
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series Large Cap Stock Fund	3.2
68.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	21.9%
Bond Funds	41.9%
Short-Term Funds	13.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2015 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	345	$5,699
Fidelity Series Commodity Strategy Fund (a)	753	3,133
Fidelity Series Large Cap Growth Index Fund (a)	262	3,731
Fidelity Series Large Cap Stock Fund (a)	280	3,965
Fidelity Series Large Cap Value Index Fund (a)	647	7,500
Fidelity Series Small Cap Opportunities Fund (a)	148	1,887
Fidelity Series Value Discovery Fund (a)	220	2,723
TOTAL DOMESTIC EQUITY FUNDS
(Cost $28,109)		28,638

International Equity Funds - 21.9%
Fidelity Series Canada Fund (a)	135	1,379
Fidelity Series Emerging Markets Fund (a)	130	1,229
Fidelity Series Emerging Markets Opportunities Fund (a)	527	11,048
Fidelity Series International Growth Fund (a)	191	3,585
Fidelity Series International Index Fund (a)	149	1,480
Fidelity Series International Small Cap Fund (a)	72	1,286
Fidelity Series International Value Fund (a)	411	3,543
Fidelity Series Overseas Fund (a)	320	3,580
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $24,862)		27,130

Bond Funds - 41.9%
Fidelity Series Corporate Bond Fund (a)	731	8,224
Fidelity Series Emerging Markets Debt Fund (a)	86	779
Fidelity Series Floating Rate High Income Fund (a)	19	171
Fidelity Series Government Bond Index Fund (a)	874	9,829
Fidelity Series High Income Fund (a)	96	878
Fidelity Series Inflation-Protected Bond Index Fund (a)	962	10,294
Fidelity Series International Credit Fund (a)	6	64
Fidelity Series Investment Grade Bond Fund (a)	894	10,939
Fidelity Series Investment Grade Securitized Fund (a)	699	7,455
Fidelity Series Long-Term Treasury Bond Index Fund (a)	276	2,849
Fidelity Series Real Estate Income Fund (a)	52	520
TOTAL BOND FUNDS
(Cost $49,033)		52,002

Short-Term Funds - 13.1%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	2,775	2,775
Fidelity Series Short-Term Credit Fund (a)	287	2,940
Fidelity Series Treasury Bill Index Fund (a)	1,050	10,508
TOTAL SHORT-TERM FUNDS
(Cost $16,141)		16,223
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $118,145)		123,993
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$123,995

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,171	$1,599	$1,466	$1,129	$363	$1,032	$5,699
Fidelity Series Canada Fund	1,238	157	298	--	(53)	335	1,379
Fidelity Series Commodity Strategy Fund	3,651	137	1,050	13	(250)	645	3,133
Fidelity Series Corporate Bond Fund	6,240	1,603	309	115	(8)	698	8,224
Fidelity Series Emerging Markets Debt Fund	675	20	--	20	--	84	779
Fidelity Series Emerging Markets Fund	727	283	75	--	(5)	299	1,229
Fidelity Series Emerging Markets Opportunities Fund	7,032	2,323	1,044	--	19	2,718	11,048
Fidelity Series Floating Rate High Income Fund	151	5	--	4	--	15	171
Fidelity Series Government Bond Index Fund	9,656	1,192	985	72	29	(63)	9,829
Fidelity Series Government Money Market Fund 0.16%	3,003	2,301	2,529	3	--	--	2,775
Fidelity Series High Income Fund	772	23	--	23	--	83	878
Fidelity Series Inflation-Protected Bond Index Fund	8,907	1,030	212	8	1	568	10,294
Fidelity Series International Credit Fund	58	1	--	1	--	5	64
Fidelity Series International Growth Fund	3,711	179	1,275	--	90	880	3,585
Fidelity Series International Index Fund	1,359	103	265	--	(30)	313	1,480
Fidelity Series International Small Cap Fund	1,096	21	168	--	(15)	352	1,286
Fidelity Series International Value Fund	3,542	136	817	--	(159)	841	3,543
Fidelity Series Investment Grade Bond Fund	9,410	1,339	399	134	1	588	10,939
Fidelity Series Investment Grade Securitized Fund	6,566	1,208	400	45	2	79	7,455
Fidelity Series Large Cap Growth Index Fund	3,099	356	1,017	68	163	1,130	3,731
Fidelity Series Large Cap Stock Fund	3,217	600	438	139	(17)	603	3,965
Fidelity Series Large Cap Value Index Fund	5,990	952	671	--	(54)	1,283	7,500
Fidelity Series Long-Term Treasury Bond Index Fund	2,684	530	284	71	38	(119)	2,849
Fidelity Series Overseas Fund	3,473	346	1,182	--	(17)	960	3,580
Fidelity Series Real Estate Income Fund	425	16	--	16	--	79	520
Fidelity Series Short-Term Credit Fund	2,803	32	--	32	--	105	2,940
Fidelity Series Small Cap Opportunities Fund	1,589	229	330	11	(45)	444	1,887
Fidelity Series Treasury Bill Index Fund	10,499	40	--	41	--	(31)	10,508
Fidelity Series Value Discovery Fund	1,867	623	228	--	(13)	474	2,723
	$107,611	$17,384	$15,442	$1,945	$40	$14,400	$123,993

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$28,638	$28,638	$--	$--
International Equity Funds	27,130	27,130	--	--
Bond Funds	52,002	52,002	--	--
Short-Term Funds	16,223	16,223	--	--
Total Investments in Securities:	$123,993	$123,993	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $118,145)	$123,993
Total Investment in Securities (cost $118,145)		$123,993
Receivable for investments sold		795
Total assets		124,788
Liabilities
Payable for investments purchased	$793
Total liabilities		793
Net Assets		$123,995
Net Assets consist of:
Paid in capital		$116,498
Total accumulated earnings (loss)		7,497
Net Assets		$123,995
Net Asset Value, offering price and redemption price per share ($123,995 ÷ 11,649 shares)		$10.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$618
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	40
Capital gain distributions from underlying funds:
Affiliated issuers	1,327
Total net realized gain (loss)		1,367
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	14,400
Total change in net unrealized appreciation (depreciation)		14,400
Net gain (loss)		15,767
Net increase (decrease) in net assets resulting from operations		$16,384

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$617	$2,667
Net realized gain (loss)	1,367	2,625
Change in net unrealized appreciation (depreciation)	14,400	(7,301)
Net increase (decrease) in net assets resulting from operations	16,384	(2,009)
Distributions to shareholders	(1,415)	(6,490)
Share transactions
Reinvestment of distributions	1,415	6,490
Net increase (decrease) in net assets resulting from share transactions	1,415	6,490
Total increase (decrease) in net assets	16,384	(2,009)
Net Assets
Beginning of period	107,611	109,620
End of period	$123,995	$107,611
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	145	636
Net increase (decrease)	145	636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.35	$10.09	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.24	.24	.19
Net realized and unrealized gain (loss)	1.36	(.39)	.08	.42
Total from investment operations	1.41	(.15)	.32	.61
Distributions from net investment income	(.03)	(.25)	(.24)	(.15)
Distributions from net realized gain	(.09)	(.34)	(.33)	(.11)
Total distributions	(.12)	(.59)	(.58)C	(.26)
Net asset value, end of period	$10.64	$9.35	$10.09	$10.35
Total ReturnD	15.23%	(1.91)%	3.37%	6.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %G
Net investment income (loss)	1.04%G	2.34%	2.43%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$124	$108	$110	$106
Portfolio turnover rateF	26%G	66%	23%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Investment Grade Bond Fund	7.7
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Government Bond Index Fund	7.0
Fidelity Series Treasury Bill Index Fund	6.4
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.3
Fidelity Series Large Cap Stock Fund	4.0
66.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.3%
International Equity Funds	25.3%
Bond Funds	37.1%
Short-Term Funds	9.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2020 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	441	$7,278
Fidelity Series Commodity Strategy Fund (a)	761	3,167
Fidelity Series Large Cap Growth Index Fund (a)	331	4,710
Fidelity Series Large Cap Stock Fund (a)	354	5,020
Fidelity Series Large Cap Value Index Fund (a)	814	9,445
Fidelity Series Small Cap Opportunities Fund (a)	187	2,389
Fidelity Series Value Discovery Fund (a)	279	3,447
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,761)		35,456

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	164	1,677
Fidelity Series Emerging Markets Fund (a)	145	1,371
Fidelity Series Emerging Markets Opportunities Fund (a)	587	12,313
Fidelity Series International Growth Fund (a)	232	4,359
Fidelity Series International Index Fund (a)	181	1,799
Fidelity Series International Small Cap Fund (a)	87	1,547
Fidelity Series International Value Fund (a)	502	4,324
Fidelity Series Overseas Fund (a)	389	4,353
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $29,306)		31,743

Bond Funds - 37.1%
Fidelity Series Corporate Bond Fund (a)	648	7,294
Fidelity Series Emerging Markets Debt Fund (a)	85	772
Fidelity Series Floating Rate High Income Fund (a)	19	171
Fidelity Series Government Bond Index Fund (a)	775	8,717
Fidelity Series High Income Fund (a)	97	882
Fidelity Series Inflation-Protected Bond Index Fund (a)	827	8,845
Fidelity Series International Credit Fund (a)	7	78
Fidelity Series Investment Grade Bond Fund (a)	793	9,702
Fidelity Series Investment Grade Securitized Fund (a)	620	6,612
Fidelity Series Long-Term Treasury Bond Index Fund (a)	279	2,882
Fidelity Series Real Estate Income Fund (a)	52	521
TOTAL BOND FUNDS
(Cost $43,888)		46,476

Short-Term Funds - 9.3%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	1,584	1,584
Fidelity Series Short-Term Credit Fund (a)	203	2,083
Fidelity Series Treasury Bill Index Fund (a)	801	8,020
TOTAL SHORT-TERM FUNDS
(Cost $11,628)		11,687
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $119,583)		125,362
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$125,361

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$5,247	$2,119	$1,822	$1,431	$422	$1,312	$7,278
Fidelity Series Canada Fund	1,442	132	226	--	(29)	358	1,677
Fidelity Series Commodity Strategy Fund	3,618	158	1,004	13	(227)	622	3,167
Fidelity Series Corporate Bond Fund	5,456	1,538	306	102	(7)	613	7,294
Fidelity Series Emerging Markets Debt Fund	668	21	--	20	--	83	772
Fidelity Series Emerging Markets Fund	816	287	55	--	(3)	326	1,371
Fidelity Series Emerging Markets Opportunities Fund	7,822	2,390	931	--	15	3,017	12,313
Fidelity Series Floating Rate High Income Fund	151	5	--	4	--	15	171
Fidelity Series Government Bond Index Fund	8,442	1,177	872	63	22	(52)	8,717
Fidelity Series Government Money Market Fund 0.16%	2,285	1,894	2,595	2	--	--	1,584
Fidelity Series High Income Fund	775	24	--	23	--	83	882
Fidelity Series Inflation-Protected Bond Index Fund	7,541	1,057	238	7	2	483	8,845
Fidelity Series International Credit Fund	70	2	--	1	--	6	78
Fidelity Series International Growth Fund	4,328	255	1,370	--	87	1,059	4,359
Fidelity Series International Index Fund	1,602	145	284	--	(25)	361	1,799
Fidelity Series International Small Cap Fund	1,271	18	145	--	(11)	414	1,547
Fidelity Series International Value Fund	4,131	284	905	--	(131)	945	4,324
Fidelity Series Investment Grade Bond Fund	8,185	1,475	474	118	2	514	9,702
Fidelity Series Investment Grade Securitized Fund	5,743	1,171	373	39	2	69	6,612
Fidelity Series Large Cap Growth Index Fund	3,908	361	1,173	86	189	1,425	4,710
Fidelity Series Large Cap Stock Fund	4,057	615	391	174	(14)	753	5,020
Fidelity Series Large Cap Value Index Fund	7,546	1,002	655	--	(62)	1,614	9,445
Fidelity Series Long-Term Treasury Bond Index Fund	2,673	579	288	70	39	(121)	2,882
Fidelity Series Overseas Fund	4,061	403	1,229	--	(78)	1,196	4,353
Fidelity Series Real Estate Income Fund	425	17	--	16	--	79	521
Fidelity Series Short-Term Credit Fund	1,986	23	--	23	--	74	2,083
Fidelity Series Small Cap Opportunities Fund	2,010	234	348	14	(56)	549	2,389
Fidelity Series Treasury Bill Index Fund	8,013	31	--	32	--	(24)	8,020
Fidelity Series Value Discovery Fund	2,359	714	209	--	(14)	597	3,447
	$106,631	$18,131	$15,893	$2,238	$123	$16,370	$125,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$35,456	$35,456	$--	$--
International Equity Funds	31,743	31,743	--	--
Bond Funds	46,476	46,476	--	--
Short-Term Funds	11,687	11,687	--	--
Total Investments in Securities:	$125,362	$125,362	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $119,583)	$125,362
Total Investment in Securities (cost $119,583)		$125,362
Receivable for investments sold		934
Total assets		126,296
Liabilities
Payable for investments purchased	$935
Total liabilities		935
Net Assets		$125,361
Net Assets consist of:
Paid in capital		$117,584
Total accumulated earnings (loss)		7,777
Net Assets		$125,361
Net Asset Value, offering price and redemption price per share ($125,361 ÷ 11,759 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$586
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		585
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	123
Capital gain distributions from underlying funds:
Affiliated issuers	1,652
Total net realized gain (loss)		1,775
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	16,370
Total change in net unrealized appreciation (depreciation)		16,370
Net gain (loss)		18,145
Net increase (decrease) in net assets resulting from operations		$18,730

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$585	$2,697
Net realized gain (loss)	1,775	2,900
Change in net unrealized appreciation (depreciation)	16,370	(9,174)
Net increase (decrease) in net assets resulting from operations	18,730	(3,577)
Distributions to shareholders	(1,588)	(6,956)
Share transactions
Reinvestment of distributions	1,588	6,956
Net increase (decrease) in net assets resulting from share transactions	1,588	6,956
Total increase (decrease) in net assets	18,730	(3,577)
Net Assets
Beginning of period	106,631	110,208
End of period	$125,361	$106,631
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	165	681
Net increase (decrease)	165	681

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.20	$10.10	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.24	.24	.19
Net realized and unrealized gain (loss)	1.55	(.51)	.07	.48
Total from investment operations	1.60	(.27)	.31	.67
Distributions from net investment income	(.03)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.11)	(.38)	(.36)	(.12)
Total distributions	(.14)	(.63)	(.61)C	(.27)C
Net asset value, end of period	$10.66	$9.20	$10.10	$10.40
Total ReturnD	17.52%	(3.23)%	3.28%	6.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %G
Net investment income (loss)	.98%G	2.35%	2.41%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$125	$107	$110	$107
Portfolio turnover rateF	27%G	67%	22%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	7.0
Fidelity Series Blue Chip Growth Fund	6.6
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Government Bond Index Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	4.8
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Treasury Bill Index Fund	4.6
64.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.2%
International Equity Funds	27.9%
Bond Funds	33.8%
Short-Term Funds	6.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2025 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	508	$8,385
Fidelity Series Commodity Strategy Fund (a)	768	3,197
Fidelity Series Large Cap Growth Index Fund (a)	386	5,497
Fidelity Series Large Cap Stock Fund (a)	412	5,837
Fidelity Series Large Cap Value Index Fund (a)	952	11,041
Fidelity Series Small Cap Opportunities Fund (a)	218	2,778
Fidelity Series Value Discovery Fund (a)	324	4,008
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,953)		40,743

International Equity Funds - 27.9%
Fidelity Series Canada Fund (a)	187	1,908
Fidelity Series Emerging Markets Fund (a)	157	1,483
Fidelity Series Emerging Markets Opportunities Fund (a)	635	13,320
Fidelity Series International Growth Fund (a)	264	4,961
Fidelity Series International Index Fund (a)	206	2,047
Fidelity Series International Small Cap Fund (a)	99	1,768
Fidelity Series International Value Fund (a)	570	4,914
Fidelity Series Overseas Fund (a)	443	4,954
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $32,755)		35,355

Bond Funds - 33.8%
Fidelity Series Corporate Bond Fund (a)	590	6,639
Fidelity Series Emerging Markets Debt Fund (a)	85	767
Fidelity Series Floating Rate High Income Fund (a)	19	172
Fidelity Series Government Bond Index Fund (a)	705	7,934
Fidelity Series High Income Fund (a)	97	886
Fidelity Series Inflation-Protected Bond Index Fund (a)	744	7,962
Fidelity Series International Credit Fund (a)	8	79
Fidelity Series Investment Grade Bond Fund (a)	721	8,829
Fidelity Series Investment Grade Securitized Fund (a)	564	6,018
Fidelity Series Long-Term Treasury Bond Index Fund (a)	282	2,913
Fidelity Series Real Estate Income Fund (a)	52	523
TOTAL BOND FUNDS
(Cost $40,407)		42,722

Short-Term Funds - 6.1%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	704	704
Fidelity Series Short-Term Credit Fund (a)	126	1,291
Fidelity Series Treasury Bill Index Fund (a)	578	5,783
TOTAL SHORT-TERM FUNDS
(Cost $7,742)		7,778
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,857)		126,598
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$126,598

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$6,087	$2,341	$2,047	$1,664	$476	$1,528	$8,385
Fidelity Series Canada Fund	1,639	178	281	--	(51)	423	1,908
Fidelity Series Commodity Strategy Fund	3,596	156	951	13	(200)	596	3,197
Fidelity Series Corporate Bond Fund	4,894	1,530	328	92	(8)	551	6,639
Fidelity Series Emerging Markets Debt Fund	664	20	--	20	--	83	767
Fidelity Series Emerging Markets Fund	879	314	56	--	(2)	348	1,483
Fidelity Series Emerging Markets Opportunities Fund	8,438	2,454	841	--	16	3,253	13,320
Fidelity Series Floating Rate High Income Fund	153	4	--	4	--	15	172
Fidelity Series Government Bond Index Fund	7,568	1,305	911	57	17	(45)	7,934
Fidelity Series Government Money Market Fund 0.16%	1,764	1,519	2,579	1	--	--	704
Fidelity Series High Income Fund	779	23	--	23	--	84	886
Fidelity Series Inflation-Protected Bond Index Fund	6,733	1,075	280	6	2	432	7,962
Fidelity Series International Credit Fund	71	2	--	1	--	6	79
Fidelity Series International Growth Fund	4,785	245	1,352	--	90	1,193	4,961
Fidelity Series International Index Fund	1,797	112	239	--	(24)	401	2,047
Fidelity Series International Small Cap Fund	1,413	28	127	--	(10)	464	1,768
Fidelity Series International Value Fund	4,587	282	865	--	(105)	1,015	4,914
Fidelity Series Investment Grade Bond Fund	7,300	1,457	393	106	2	463	8,829
Fidelity Series Investment Grade Securitized Fund	5,153	1,188	387	35	2	62	6,018
Fidelity Series Large Cap Growth Index Fund	4,544	408	1,326	100	200	1,671	5,497
Fidelity Series Large Cap Stock Fund	4,708	734	461	202	(8)	864	5,837
Fidelity Series Large Cap Value Index Fund	8,756	1,134	654	--	(66)	1,871	11,041
Fidelity Series Long-Term Treasury Bond Index Fund	2,680	625	311	70	44	(125)	2,913
Fidelity Series Overseas Fund	4,490	441	1,238	--	(68)	1,329	4,954
Fidelity Series Real Estate Income Fund	427	17	--	17	--	79	523
Fidelity Series Short-Term Credit Fund	1,231	14	--	14	--	46	1,291
Fidelity Series Small Cap Opportunities Fund	2,333	246	375	17	(61)	635	2,778
Fidelity Series Treasury Bill Index Fund	5,777	23	--	23	--	(17)	5,783
Fidelity Series Value Discovery Fund	2,738	790	198	--	(9)	687	4,008
	$105,984	$18,665	$16,200	$2,465	$237	$17,912	126,598

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$40,743	$40,743	$--	$--
International Equity Funds	35,355	35,355	--	--
Bond Funds	42,722	42,722	--	--
Short-Term Funds	7,778	7,778	--	--
Total Investments in Securities:	$126,598	$126,598	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $120,857)	$126,598
Total Investment in Securities (cost $120,857)		$126,598
Receivable for investments sold		881
Total assets		127,479
Liabilities
Payable for investments purchased	$881
Total liabilities		881
Net Assets		$126,598
Net Assets consist of:
Paid in capital		$118,533
Total accumulated earnings (loss)		8,065
Net Assets		$126,598
Net Asset Value, offering price and redemption price per share ($126,598 ÷ 11,853 shares)		$10.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$563
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	237
Capital gain distributions from underlying funds:
Affiliated issuers	1,902
Total net realized gain (loss)		2,139
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	17,912
Total change in net unrealized appreciation (depreciation)		17,912
Net gain (loss)		20,051
Net increase (decrease) in net assets resulting from operations		$20,613

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$562	$2,718
Net realized gain (loss)	2,139	3,073
Change in net unrealized appreciation (depreciation)	17,912	(10,567)
Net increase (decrease) in net assets resulting from operations	20,613	(4,776)
Distributions to shareholders	(1,647)	(7,426)
Share transactions
Reinvestment of distributions	1,647	7,426
Net increase (decrease) in net assets resulting from share transactions	1,647	7,426
Total increase (decrease) in net assets	20,613	(4,776)
Net Assets
Beginning of period	105,985	110,761
End of period	$126,598	$105,985
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	172	726
Net increase (decrease)	172	726

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$10.11	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.24	.24	.19
Net realized and unrealized gain (loss)	1.70	(.61)	.06	.54
Total from investment operations	1.75	(.37)	.30	.73
Distributions from net investment income	(.02)	(.24)	(.24)	(.16)
Distributions from net realized gain	(.12)	(.42)	(.39)	(.13)
Total distributions	(.14)	(.67)C	(.63)	(.29)
Net asset value, end of period	$10.68	$9.07	$10.11	$10.44
Total ReturnD	19.49%	(4.34)%	3.28%	7.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %G
Net investment income (loss)	.94%G	2.35%	2.37%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$127	$106	$111	$107
Portfolio turnover rateF	27%G	68%	22%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.4
Fidelity Series Large Cap Value Index Fund	10.2
Fidelity Series Blue Chip Growth Fund	7.7
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Inflation-Protected Bond Index Fund	5.5
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Large Cap Growth Index Fund	5.1
Fidelity Series Corporate Bond Fund	4.5
Fidelity Series International Growth Fund	4.5
65.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.2%
International Equity Funds	31.3%
Bond Funds	29.7%
Short-Term Funds	1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2030 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	602	$9,944
Fidelity Series Commodity Strategy Fund (a)	781	3,248
Fidelity Series Large Cap Growth Index Fund (a)	460	6,554
Fidelity Series Large Cap Stock Fund (a)	490	6,937
Fidelity Series Large Cap Value Index Fund (a)	1,131	13,121
Fidelity Series Small Cap Opportunities Fund (a)	259	3,302
Fidelity Series Value Discovery Fund (a)	385	4,763
TOTAL DOMESTIC EQUITY FUNDS
(Cost $46,982)		47,869

International Equity Funds - 31.3%
Fidelity Series Canada Fund (a)	217	2,219
Fidelity Series Emerging Markets Fund (a)	173	1,635
Fidelity Series Emerging Markets Opportunities Fund (a)	700	14,677
Fidelity Series International Growth Fund (a)	307	5,767
Fidelity Series International Index Fund (a)	239	2,380
Fidelity Series International Small Cap Fund (a)	116	2,059
Fidelity Series International Value Fund (a)	663	5,718
Fidelity Series Overseas Fund (a)	515	5,759
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,496)		40,214

Bond Funds - 29.7%
Fidelity Series Corporate Bond Fund (a)	514	5,788
Fidelity Series Emerging Markets Debt Fund (a)	86	776
Fidelity Series Floating Rate High Income Fund (a)	20	176
Fidelity Series Government Bond Index Fund (a)	615	6,916
Fidelity Series High Income Fund (a)	98	895
Fidelity Series Inflation-Protected Bond Index Fund (a)	668	7,143
Fidelity Series International Credit Fund (a)	6	67
Fidelity Series Investment Grade Bond Fund (a)	629	7,696
Fidelity Series Investment Grade Securitized Fund (a)	492	5,247
Fidelity Series Long-Term Treasury Bond Index Fund (a)	288	2,974
Fidelity Series Real Estate Income Fund (a)	53	529
TOTAL BOND FUNDS
(Cost $36,231)		38,207

Short-Term Funds - 1.8%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	611	611
Fidelity Series Short-Term Credit Fund (a)	21	211
Fidelity Series Treasury Bill Index Fund (a)	156	1,561
TOTAL SHORT-TERM FUNDS
(Cost $2,376)		2,383
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $123,085)		128,673
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$128,673

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,273	$2,769	$2,492	$1,984	$553	$1,841	$9,944
Fidelity Series Canada Fund	1,868	234	315	--	(49)	481	2,219
Fidelity Series Commodity Strategy Fund	3,578	162	891	14	(217)	616	3,248
Fidelity Series Corporate Bond Fund	4,132	1,530	332	79	(7)	465	5,788
Fidelity Series Emerging Markets Debt Fund	672	20	--	20	--	84	776
Fidelity Series Emerging Markets Fund	993	312	54	--	(3)	387	1,635
Fidelity Series Emerging Markets Opportunities Fund	9,262	2,554	742	--	22	3,581	14,677
Fidelity Series Floating Rate High Income Fund	156	4	--	4	--	16	176
Fidelity Series Government Bond Index Fund	6,382	1,352	794	49	12	(36)	6,916
Fidelity Series Government Money Market Fund 0.16%	1,109	932	1,430	1	--	--	611
Fidelity Series High Income Fund	787	24	--	24	--	84	895
Fidelity Series Inflation-Protected Bond Index Fund	5,548	1,554	332	5	2	371	7,143
Fidelity Series International Credit Fund	60	2	--	1	--	5	67
Fidelity Series International Growth Fund	5,450	325	1,487	--	95	1,384	5,767
Fidelity Series International Index Fund	2,084	52	190	--	(19)	453	2,380
Fidelity Series International Small Cap Fund	1,651	32	149	--	(14)	539	2,059
Fidelity Series International Value Fund	5,206	304	846	--	(180)	1,234	5,718
Fidelity Series Investment Grade Bond Fund	6,090	1,673	459	91	4	388	7,696
Fidelity Series Investment Grade Securitized Fund	4,353	1,216	376	30	2	52	5,247
Fidelity Series Large Cap Growth Index Fund	5,455	460	1,591	119	246	1,984	6,554
Fidelity Series Large Cap Stock Fund	5,613	855	550	240	(2)	1,021	6,937
Fidelity Series Large Cap Value Index Fund	10,463	1,224	726	--	(80)	2,240	13,121
Fidelity Series Long-Term Treasury Bond Index Fund	2,709	692	346	70	51	(132)	2,974
Fidelity Series Overseas Fund	5,116	497	1,305	--	(74)	1,525	5,759
Fidelity Series Real Estate Income Fund	432	17	--	17	--	80	529
Fidelity Series Short-Term Credit Fund	202	1	--	2	--	8	211
Fidelity Series Small Cap Opportunities Fund	2,775	148	304	20	(53)	736	3,302
Fidelity Series Treasury Bill Index Fund	2,720	10	1,160	10	(3)	(6)	1,561
Fidelity Series Value Discovery Fund	3,258	890	195	--	(14)	824	4,763
	$105,397	$19,845	$17,066	$2,780	$272	$20,225	$128,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$47,869	$47,869	$--	$--
International Equity Funds	40,214	40,214	--	--
Bond Funds	38,207	38,207	--	--
Short-Term Funds	2,383	2,383	--	--
Total Investments in Securities:	$128,673	$128,673	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $123,085)	$128,673
Total Investment in Securities (cost $123,085)		$128,673
Receivable for investments sold		863
Total assets		129,536
Liabilities
Payable for investments purchased	$863
Total liabilities		863
Net Assets		$128,673
Net Assets consist of:
Paid in capital		$120,502
Total accumulated earnings (loss)		8,171
Net Assets		$128,673
Net Asset Value, offering price and redemption price per share ($128,673 ÷ 12,054 shares)		$10.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$534
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		533
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	272
Capital gain distributions from underlying funds:
Affiliated issuers	2,246
Total net realized gain (loss)		2,518
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	20,225
Total change in net unrealized appreciation (depreciation)		20,225
Net gain (loss)		22,743
Net increase (decrease) in net assets resulting from operations		$23,276

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$533	$2,766
Net realized gain (loss)	2,518	3,390
Change in net unrealized appreciation (depreciation)	20,225	(12,728)
Net increase (decrease) in net assets resulting from operations	23,276	(6,572)
Distributions to shareholders	(1,990)	(8,047)
Share transactions
Reinvestment of distributions	1,990	8,047
Net increase (decrease) in net assets resulting from share transactions	1,990	8,047
Total increase (decrease) in net assets	23,276	(6,572)
Net Assets
Beginning of period	105,397	111,969
End of period	$128,673	$105,397
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	211	788
Net increase (decrease)	211	788

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.90	$10.13	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.24	.24	.18
Net realized and unrealized gain (loss)	1.90	(.75)	.04	.68
Total from investment operations	1.94	(.51)	.28	.86
Distributions from net investment income	(.02)	(.24)	(.24)	(.17)
Distributions from net realized gain	(.15)	(.47)	(.46)	(.15)
Total distributions	(.17)	(.72)C	(.70)	(.31)C
Net asset value, end of period	$10.67	$8.90	$10.13	$10.55
Total ReturnD	22.02%	(5.88)%	3.09%	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %G
Net investment income (loss)	.88%G	2.36%	2.32%	2.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$129	$105	$112	$109
Portfolio turnover rateF	28%G	68%	20%	15%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Large Cap Value Index Fund	12.8
Fidelity Series Blue Chip Growth Fund	9.9
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Large Cap Growth Index Fund	6.4
Fidelity Series International Growth Fund	5.5
Fidelity Series Overseas Fund	5.5
Fidelity Series International Value Fund	5.5
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Small Cap Opportunities Fund	3.2
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.2%
International Equity Funds	37.2%
Bond Funds	15.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2035 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	775	$12,791
Fidelity Series Commodity Strategy Fund (a)	787	3,275
Fidelity Series Large Cap Growth Index Fund (a)	581	8,277
Fidelity Series Large Cap Stock Fund (a)	623	8,822
Fidelity Series Large Cap Value Index Fund (a)	1,438	16,686
Fidelity Series Small Cap Opportunities Fund (a)	329	4,198
Fidelity Series Value Discovery Fund (a)	483	5,969
TOTAL DOMESTIC EQUITY FUNDS
(Cost $58,972)		60,018

International Equity Funds - 37.2%
Fidelity Series Canada Fund (a)	269	2,749
Fidelity Series Emerging Markets Fund (a)	199	1,880
Fidelity Series Emerging Markets Opportunities Fund (a)	805	16,890
Fidelity Series International Growth Fund (a)	380	7,145
Fidelity Series International Index Fund (a)	297	2,949
Fidelity Series International Small Cap Fund (a)	141	2,517
Fidelity Series International Value Fund (a)	823	7,091
Fidelity Series Overseas Fund (a)	638	7,134
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,412)		48,355

Bond Funds - 15.2%
Fidelity Series Corporate Bond Fund (a)	233	2,617
Fidelity Series Emerging Markets Debt Fund (a)	88	800
Fidelity Series Floating Rate High Income Fund (a)	20	178
Fidelity Series Government Bond Index Fund (a)	278	3,126
Fidelity Series High Income Fund (a)	99	899
Fidelity Series Inflation-Protected Bond Index Fund (a)	245	2,620
Fidelity Series International Credit Fund (a)	5	54
Fidelity Series Investment Grade Bond Fund (a)	284	3,478
Fidelity Series Investment Grade Securitized Fund (a)	222	2,373
Fidelity Series Long-Term Treasury Bond Index Fund (a)	289	2,988
Fidelity Series Real Estate Income Fund (a)	53	533
TOTAL BOND FUNDS
(Cost $18,789)		19,666

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	137	137
Fidelity Series Short-Term Credit Fund (a)	21	214
Fidelity Series Treasury Bill Index Fund (a)	144	1,444
TOTAL SHORT-TERM FUNDS
(Cost $1,787)		1,795
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $124,960)		129,834
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$129,834

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,008	$3,572	$2,710	$2,530	$580	$2,341	$12,791
Fidelity Series Canada Fund	2,303	207	281	--	(45)	565	2,749
Fidelity Series Commodity Strategy Fund	3,496	220	838	14	(160)	557	3,275
Fidelity Series Corporate Bond Fund	1,695	1,056	315	33	(4)	185	2,617
Fidelity Series Emerging Markets Debt Fund	693	21	--	20	--	86	800
Fidelity Series Emerging Markets Fund	1,148	338	41	--	(2)	437	1,880
Fidelity Series Emerging Markets Opportunities Fund	10,559	2,708	474	--	5	4,092	16,890
Fidelity Series Floating Rate High Income Fund	158	4	--	4	--	16	178
Fidelity Series Government Bond Index Fund	2,650	966	479	20	13	(24)	3,126
Fidelity Series Government Money Market Fund 0.16%	1,016	563	1,442	1	--	--	137
Fidelity Series High Income Fund	790	24	--	24	--	85	899
Fidelity Series Inflation-Protected Bond Index Fund	2,292	455	269	2	2	140	2,620
Fidelity Series International Credit Fund	49	1	--	1	--	4	54
Fidelity Series International Growth Fund	6,404	388	1,432	--	98	1,687	7,145
Fidelity Series International Index Fund	2,503	100	178	--	(17)	541	2,949
Fidelity Series International Small Cap Fund	1,889	52	45	--	(4)	625	2,517
Fidelity Series International Value Fund	5,979	439	597	--	(125)	1,395	7,091
Fidelity Series Investment Grade Bond Fund	2,360	1,268	307	38	4	153	3,478
Fidelity Series Investment Grade Securitized Fund	1,809	920	377	12	2	19	2,373
Fidelity Series Large Cap Growth Index Fund	6,710	480	1,686	150	278	2,495	8,277
Fidelity Series Large Cap Stock Fund	6,970	924	334	303	(5)	1,267	8,822
Fidelity Series Large Cap Value Index Fund	12,953	1,477	435	--	(73)	2,764	16,686
Fidelity Series Long-Term Treasury Bond Index Fund	2,562	795	287	69	30	(112)	2,988
Fidelity Series Overseas Fund	6,112	561	1,282	--	(75)	1,818	7,134
Fidelity Series Real Estate Income Fund	435	17	--	17	--	81	533
Fidelity Series Short-Term Credit Fund	204	2	--	2	--	8	214
Fidelity Series Small Cap Opportunities Fund	3,453	201	313	25	(46)	903	4,198
Fidelity Series Treasury Bill Index Fund	2,719	10	1,276	10	(4)	(5)	1,444
Fidelity Series Value Discovery Fund	4,051	1,017	115	--	(4)	1,020	$5,969
	$102,970	$18,786	$15,513	$3,275	$448	$23,143	$129,834

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$60,018	$60,018	$--	$--
International Equity Funds	48,355	48,355	--	--
Bond Funds	19,666	19,666	--	--
Short-Term Funds	1,795	1,795	--	--
Total Investments in Securities:	$129,834	$129,834	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $124,960)	$129,834
Total Investment in Securities (cost $124,960)		$129,834
Receivable for investments sold		691
Total assets		130,525
Liabilities
Payable for investments purchased	$691
Total liabilities		691
Net Assets		$129,834
Net Assets consist of:
Paid in capital		$121,724
Total accumulated earnings (loss)		8,110
Net Assets		$129,834
Net Asset Value, offering price and redemption price per share ($129,834 ÷ 12,178 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$431
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		430
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	448
Capital gain distributions from underlying funds:
Affiliated issuers	2,844
Total net realized gain (loss)		3,292
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	23,143
Total change in net unrealized appreciation (depreciation)		23,143
Net gain (loss)		26,435
Net increase (decrease) in net assets resulting from operations		$26,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$430	$2,740
Net realized gain (loss)	3,292	3,393
Change in net unrealized appreciation (depreciation)	23,143	(15,899)
Net increase (decrease) in net assets resulting from operations	26,865	(9,766)
Distributions to shareholders	(2,069)	(8,597)
Share transactions
Reinvestment of distributions	2,068	8,597
Net increase (decrease) in net assets resulting from share transactions	2,068	8,597
Total increase (decrease) in net assets	26,864	(9,766)
Net Assets
Beginning of period	102,970	112,736
End of period	$129,834	$102,970
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	223	843
Net increase (decrease)	223	843

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$10.15	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.24	.22	.17
Net realized and unrealized gain (loss)	2.18	(1.02)	.02	.81
Total from investment operations	2.22	(.78)	.24	.98
Distributions from net investment income	(.01)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.16)	(.52)	(.52)	(.16)
Total distributions	(.17)	(.76)	(.74)	(.33)C
Net asset value, end of period	$10.66	$8.61	$10.15	$10.65
Total ReturnD	26.12%	(8.74)%	2.75%	9.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %G
Net investment income (loss)	.71%G	2.32%	2.16%	2.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$130	$103	$113	$110
Portfolio turnover rateF	26%G	65%	20%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.3
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2040 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	869	$14,342
Fidelity Series Commodity Strategy Fund (a)	786	3,270
Fidelity Series Large Cap Growth Index Fund (a)	653	9,301
Fidelity Series Large Cap Stock Fund (a)	699	9,891
Fidelity Series Large Cap Value Index Fund (a)	1,602	18,590
Fidelity Series Small Cap Opportunities Fund (a)	369	4,707
Fidelity Series Value Discovery Fund (a)	549	6,791
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,669)		66,892

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	298	3,050
Fidelity Series Emerging Markets Fund (a)	214	2,015
Fidelity Series Emerging Markets Opportunities Fund (a)	863	18,102
Fidelity Series International Growth Fund (a)	422	7,924
Fidelity Series International Index Fund (a)	329	3,272
Fidelity Series International Small Cap Fund (a)	157	2,792
Fidelity Series International Value Fund (a)	912	7,865
Fidelity Series Overseas Fund (a)	708	7,912
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,842)		52,932

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	88	796
Fidelity Series Floating Rate High Income Fund (a)	20	176
Fidelity Series High Income Fund (a)	97	883
Fidelity Series Inflation-Protected Bond Index Fund (a)	246	2,631
Fidelity Series International Credit Fund (a)	5	54
Fidelity Series Long-Term Treasury Bond Index Fund (a)	290	2,998
Fidelity Series Real Estate Income Fund (a)	53	530
TOTAL BOND FUNDS
(Cost $7,742)		8,068

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	153	153
Fidelity Series Short-Term Credit Fund (a)	21	214
Fidelity Series Treasury Bill Index Fund (a)	144	1,439
TOTAL SHORT-TERM FUNDS
(Cost $1,798)		1,806
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $125,051)		129,698
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$129,698

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,836	$3,913	$2,555	$2,849	$535	$2,613	$14,342
Fidelity Series Canada Fund	2,317	368	194	--	(33)	592	3,050
Fidelity Series Commodity Strategy Fund	3,433	194	748	14	(182)	573	3,270
Fidelity Series Emerging Markets Debt Fund	702	21	13	20	(2)	88	796
Fidelity Series Emerging Markets Fund	1,220	367	32	--	(2)	462	2,015
Fidelity Series Emerging Markets Opportunities Fund	11,225	2,786	235	--	1	4,325	18,102
Fidelity Series Floating Rate High Income Fund	157	3	--	4	--	16	176
Fidelity Series Government Money Market Fund 0.16%	958	597	1,402	1	--	--	153
Fidelity Series High Income Fund	776	24	--	23	--	83	883
Fidelity Series Inflation-Protected Bond Index Fund	2,307	499	314	2	--	139	2,631
Fidelity Series International Credit Fund	49	1	--	1	--	4	54
Fidelity Series International Growth Fund	6,847	471	1,317	--	59	1,864	7,924
Fidelity Series International Index Fund	2,700	151	149	--	(13)	583	3,272
Fidelity Series International Small Cap Fund	2,052	84	24	--	(2)	682	2,792
Fidelity Series International Value Fund	6,618	453	586	--	(101)	1,481	7,865
Fidelity Series Large Cap Growth Index Fund	7,400	429	1,567	165	246	2,793	9,301
Fidelity Series Large Cap Stock Fund	7,687	1,069	252	338	(3)	1,390	9,891
Fidelity Series Large Cap Value Index Fund	14,213	1,841	416	--	(46)	2,998	18,590
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	880	384	68	41	(122)	2,998
Fidelity Series Overseas Fund	6,558	569	1,101	--	(59)	1,945	7,912
Fidelity Series Real Estate Income Fund	433	17	--	17	--	80	530
Fidelity Series Short-Term Credit Fund	204	2	--	2	--	8	214
Fidelity Series Small Cap Opportunities Fund	3,607	487	305	28	(45)	963	4,707
Fidelity Series Treasury Bill Index Fund	2,708	10	1,270	10	(4)	(5)	1,439
Fidelity Series Value Discovery Fund	4,499	1,209	41	--	--	1,124	6,791
	$101,089	$16,445	$12,905	$3,542	$390	$24,679	$129,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$66,892	$66,892	$--	$--
International Equity Funds	52,932	52,932	--	--
Bond Funds	8,068	8,068	--	--
Short-Term Funds	1,806	1,806	--	--
Total Investments in Securities:	$129,698	$129,698	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $125,051)	$129,698
Total Investment in Securities (cost $125,051)		$129,698
Receivable for investments sold		711
Total assets		130,409
Liabilities
Payable for investments purchased	$711
Total liabilities		711
Net Assets		$129,698
Net Assets consist of:
Paid in capital		$121,605
Total accumulated earnings (loss)		8,093
Net Assets		$129,698
Net Asset Value, offering price and redemption price per share ($129,698 ÷ 12,174 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$354
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	390
Capital gain distributions from underlying funds:
Affiliated issuers	3,188
Total net realized gain (loss)		3,578
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,679
Total change in net unrealized appreciation (depreciation)		24,679
Net gain (loss)		28,257
Net increase (decrease) in net assets resulting from operations		$28,610

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$353	$2,705
Net realized gain (loss)	3,578	2,975
Change in net unrealized appreciation (depreciation)	24,679	(17,265)
Net increase (decrease) in net assets resulting from operations	28,610	(11,585)
Distributions to shareholders	(2,009)	(8,422)
Share transactions
Reinvestment of distributions	2,008	8,422
Net increase (decrease) in net assets resulting from share transactions	2,008	8,422
Total increase (decrease) in net assets	28,609	(11,585)
Net Assets
Beginning of period	101,089	112,674
End of period	$129,698	$101,089
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	219	828
Net increase (decrease)	219	828

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.23	.22	.17
Net realized and unrealized gain (loss)	2.33	(1.16)	–C	.82
Total from investment operations	2.36	(.93)	.22	.99
Distributions from net investment income	(.01)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.16)	(.51)	(.53)	(.17)
Total distributions	(.17)	(.74)D	(.75)	(.33)D
Net asset value, end of period	$10.65	$8.46	$10.13	$10.66
Total ReturnE	28.20%	(10.27)%	2.57%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %H
Net investment income (loss)	.59%H	2.30%	2.13%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$101	$113	$110
Portfolio turnover rateG	22%H	61%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.2
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2045 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	867	$14,308
Fidelity Series Commodity Strategy Fund (a)	786	3,270
Fidelity Series Large Cap Growth Index Fund (a)	661	9,415
Fidelity Series Large Cap Stock Fund (a)	696	9,857
Fidelity Series Large Cap Value Index Fund (a)	1,602	18,591
Fidelity Series Small Cap Opportunities Fund (a)	368	4,695
Fidelity Series Value Discovery Fund (a)	547	6,758
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,640)		66,894

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	298	3,051
Fidelity Series Emerging Markets Fund (a)	214	2,015
Fidelity Series Emerging Markets Opportunities Fund (a)	863	18,102
Fidelity Series International Growth Fund (a)	422	7,924
Fidelity Series International Index Fund (a)	329	3,272
Fidelity Series International Small Cap Fund (a)	157	2,792
Fidelity Series International Value Fund (a)	912	7,865
Fidelity Series Overseas Fund (a)	708	7,913
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,810)		52,934

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	88	796
Fidelity Series Floating Rate High Income Fund (a)	20	176
Fidelity Series High Income Fund (a)	97	883
Fidelity Series Inflation-Protected Bond Index Fund (a)	246	2,631
Fidelity Series International Credit Fund (a)	5	54
Fidelity Series Long-Term Treasury Bond Index Fund (a)	290	2,999
Fidelity Series Real Estate Income Fund (a)	53	529
TOTAL BOND FUNDS
(Cost $7,741)		8,068

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	153	153
Fidelity Series Short-Term Credit Fund (a)	21	214
Fidelity Series Treasury Bill Index Fund (a)	144	1,440
TOTAL SHORT-TERM FUNDS
(Cost $1,799)		1,807
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $124,990)		129,703
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$129,703

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,836	$3,957	$2,635	$2,849	$526	$2,624	$14,308
Fidelity Series Canada Fund	2,431	265	208	--	(30)	593	3,051
Fidelity Series Commodity Strategy Fund	3,433	193	747	14	(183)	574	3,270
Fidelity Series Emerging Markets Debt Fund	698	21	9	20	(2)	88	796
Fidelity Series Emerging Markets Fund	1,220	367	32	--	(2)	462	2,015
Fidelity Series Emerging Markets Opportunities Fund	11,227	2,794	244	--	--	4,325	18,102
Fidelity Series Floating Rate High Income Fund	157	3	--	4	--	16	176
Fidelity Series Government Money Market Fund 0.16%	957	597	1,401	1	--	--	153
Fidelity Series High Income Fund	776	24	--	23	--	83	883
Fidelity Series Inflation-Protected Bond Index Fund	2,308	498	314	2	--	139	2,631
Fidelity Series International Credit Fund	49	1	--	1	--	4	54
Fidelity Series International Growth Fund	6,838	481	1,314	--	66	1,853	7,924
Fidelity Series International Index Fund	2,700	170	168	--	(17)	587	3,272
Fidelity Series International Small Cap Fund	2,018	110	13	--	(1)	678	2,792
Fidelity Series International Value Fund	6,577	600	699	--	(118)	1,505	7,865
Fidelity Series Large Cap Growth Index Fund	7,401	391	1,417	165	219	2,821	9,415
Fidelity Series Large Cap Stock Fund	7,687	1,131	352	337	(3)	1,394	9,857
Fidelity Series Large Cap Value Index Fund	14,215	1,839	415	--	(49)	3,001	18,591
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	882	385	68	41	(122)	2,999
Fidelity Series Overseas Fund	6,538	589	1,094	--	(57)	1,937	7,913
Fidelity Series Real Estate Income Fund	432	17	--	17	--	80	529
Fidelity Series Short-Term Credit Fund	204	2	--	2	--	8	214
Fidelity Series Small Cap Opportunities Fund	3,608	478	306	28	(46)	961	4,695
Fidelity Series Treasury Bill Index Fund	2,708	11	1,270	10	(4)	(5)	1,440
Fidelity Series Value Discovery Fund	4,499	1,175	33	--	(1)	1,118	6,758
	$101,100	$16,596	$13,056	$3,541	$339	$24,724	$129,703

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$66,894	$66,894	$--	$--
International Equity Funds	52,934	52,934	--	--
Bond Funds	8,068	8,068	--	--
Short-Term Funds	1,807	1,807	--	--
Total Investments in Securities:	$129,703	$129,703	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $124,990)	$129,703
Total Investment in Securities (cost $124,990)		$129,703
Receivable for investments sold		597
Total assets		130,300
Liabilities
Payable for investments purchased	$597
Total liabilities		597
Net Assets		$129,703
Net Assets consist of:
Paid in capital		$121,607
Total accumulated earnings (loss)		8,096
Net Assets		$129,703
Net Asset Value, offering price and redemption price per share ($129,703 ÷ 12,174 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$352
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	339
Capital gain distributions from underlying funds:
Affiliated issuers	3,189
Total net realized gain (loss)		3,528
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,724
Total change in net unrealized appreciation (depreciation)		24,724
Net gain (loss)		28,252
Net increase (decrease) in net assets resulting from operations		$28,603

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$351	$2,704
Net realized gain (loss)	3,528	2,962
Change in net unrealized appreciation (depreciation)	24,724	(17,257)
Net increase (decrease) in net assets resulting from operations	28,603	(11,591)
Distributions to shareholders	(1,997)	(8,434)
Share transactions
Reinvestment of distributions	1,997	8,434
Net increase (decrease) in net assets resulting from share transactions	1,997	8,434
Total increase (decrease) in net assets	28,603	(11,591)
Net Assets
Beginning of period	101,100	112,691
End of period	$129,703	$101,100
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	218	829
Net increase (decrease)	218	829

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.23	.22	.17
Net realized and unrealized gain (loss)	2.33	(1.16)	–C	.82
Total from investment operations	2.36	(.93)	.22	.99
Distributions from net investment income	(.01)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.16)	(.51)	(.53)	(.17)
Total distributions	(.17)	(.74)	(.75)	(.33)D
Net asset value, end of period	$10.65	$8.46	$10.13	$10.66
Total ReturnE	28.18%	(10.26)%	2.55%	9.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %H
Net investment income (loss)	.58%H	2.30%	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$101	$113	$110
Portfolio turnover rateG	22%H	61%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.3
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2050 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	869	$14,339
Fidelity Series Commodity Strategy Fund (a)	786	3,270
Fidelity Series Large Cap Growth Index Fund (a)	653	9,300
Fidelity Series Large Cap Stock Fund (a)	698	9,889
Fidelity Series Large Cap Value Index Fund (a)	1,602	18,587
Fidelity Series Small Cap Opportunities Fund (a)	369	4,706
Fidelity Series Value Discovery Fund (a)	549	6,790
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,628)		66,881

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	298	3,050
Fidelity Series Emerging Markets Fund (a)	214	2,014
Fidelity Series Emerging Markets Opportunities Fund (a)	863	18,099
Fidelity Series International Growth Fund (a)	422	7,923
Fidelity Series International Index Fund (a)	329	3,271
Fidelity Series International Small Cap Fund (a)	157	2,791
Fidelity Series International Value Fund (a)	912	7,864
Fidelity Series Overseas Fund (a)	708	7,911
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,821)		52,923

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	88	796
Fidelity Series Floating Rate High Income Fund (a)	20	176
Fidelity Series High Income Fund (a)	97	883
Fidelity Series Inflation-Protected Bond Index Fund (a)	246	2,630
Fidelity Series International Credit Fund (a)	5	54
Fidelity Series Long-Term Treasury Bond Index Fund (a)	290	2,998
Fidelity Series Real Estate Income Fund (a)	53	531
TOTAL BOND FUNDS
(Cost $7,741)		8,068

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	153	153
Fidelity Series Short-Term Credit Fund (a)	21	214
Fidelity Series Treasury Bill Index Fund (a)	144	1,439
TOTAL SHORT-TERM FUNDS
(Cost $1,797)		1,806
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $124,987)		129,678
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$129,678

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,835	$4,039	$2,665	$2,850	$514	$2,616	$14,339
Fidelity Series Canada Fund	2,357	362	231	--	(35)	597	3,050
Fidelity Series Commodity Strategy Fund	3,432	195	748	14	(181)	572	3,270
Fidelity Series Emerging Markets Debt Fund	698	20	8	20	(2)	88	796
Fidelity Series Emerging Markets Fund	1,220	366	31	--	(2)	461	2,014
Fidelity Series Emerging Markets Opportunities Fund	11,225	2,802	254	--	(1)	4,327	18,099
Fidelity Series Floating Rate High Income Fund	157	3	--	4	--	16	176
Fidelity Series Government Money Market Fund 0.16%	958	596	1,401	1	--	--	153
Fidelity Series High Income Fund	776	24	--	23	--	83	883
Fidelity Series Inflation-Protected Bond Index Fund	2,307	499	315	2	--	139	2,630
Fidelity Series International Credit Fund	49	1	--	1	--	4	54
Fidelity Series International Growth Fund	6,837	553	1,389	--	69	1,853	7,923
Fidelity Series International Index Fund	2,700	146	145	--	(13)	583	3,271
Fidelity Series International Small Cap Fund	2,052	102	42	--	(3)	682	2,791
Fidelity Series International Value Fund	6,541	521	581	--	(103)	1,486	7,864
Fidelity Series Large Cap Growth Index Fund	7,400	461	1,605	165	251	2,793	9,300
Fidelity Series Large Cap Stock Fund	7,686	1,175	363	337	(5)	1,396	9,889
Fidelity Series Large Cap Value Index Fund	14,209	1,839	412	--	(49)	3,000	18,587
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	881	385	68	41	(122)	2,998
Fidelity Series Overseas Fund	6,609	541	1,121	--	(59)	1,941	7,911
Fidelity Series Real Estate Income Fund	434	17	--	17	--	80	531
Fidelity Series Short-Term Credit Fund	204	2	--	2	--	8	214
Fidelity Series Small Cap Opportunities Fund	3,608	665	487	28	(73)	993	4,706
Fidelity Series Treasury Bill Index Fund	2,708	10	1,270	10	(4)	(5)	1,439
Fidelity Series Value Discovery Fund	4,499	1,247	74	--	2	1,116	6,790
	$101,084	$17,067	$13,527	$3,542	$347	$24,707	$129,678

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$66,881	$66,881	$--	$--
International Equity Funds	52,923	52,923	--	--
Bond Funds	8,068	8,068	--	--
Short-Term Funds	1,806	1,806	--	--
Total Investments in Securities:	$129,678	$129,678	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $124,987)	$129,678
Total Investment in Securities (cost $124,987)		$129,678
Receivable for investments sold		712
Total assets		130,390
Liabilities
Payable for investments purchased	$712
Total liabilities		712
Net Assets		$129,678
Net Assets consist of:
Paid in capital		$121,595
Total accumulated earnings (loss)		8,083
Net Assets		$129,678
Net Asset Value, offering price and redemption price per share ($129,678 ÷ 12,173 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$354
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	347
Capital gain distributions from underlying funds:
Affiliated issuers	3,188
Total net realized gain (loss)		3,535
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,707
Total change in net unrealized appreciation (depreciation)		24,707
Net gain (loss)		28,242
Net increase (decrease) in net assets resulting from operations		$28,595

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$353	$2,705
Net realized gain (loss)	3,535	2,961
Change in net unrealized appreciation (depreciation)	24,707	(17,258)
Net increase (decrease) in net assets resulting from operations	28,595	(11,592)
Distributions to shareholders	(1,997)	(8,443)
Share transactions
Reinvestment of distributions	1,996	8,443
Net increase (decrease) in net assets resulting from share transactions	1,996	8,443
Total increase (decrease) in net assets	28,594	(11,592)
Net Assets
Beginning of period	101,084	112,676
End of period	$129,678	$101,084
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	218	830
Net increase (decrease)	218	830

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.23	.22	.17
Net realized and unrealized gain (loss)	2.33	(1.15)	–C	.82
Total from investment operations	2.36	(.92)	.22	.99
Distributions from net investment income	(.01)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.16)	(.51)	(.53)	(.16)
Total distributions	(.17)	(.75)D	(.75)	(.33)
Net asset value, end of period	$10.65	$8.46	$10.13	$10.66
Total ReturnE	28.18%	(10.25)%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %H
Net investment income (loss)	.59%H	2.30%	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$101	$113	$110
Portfolio turnover rateG	23%H	61%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.2
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2055 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	869	$14,345
Fidelity Series Commodity Strategy Fund (a)	786	3,271
Fidelity Series Large Cap Growth Index Fund (a)	653	9,294
Fidelity Series Large Cap Stock Fund (a)	699	9,894
Fidelity Series Large Cap Value Index Fund (a)	1,613	18,715
Fidelity Series Small Cap Opportunities Fund (a)	369	4,708
Fidelity Series Value Discovery Fund (a)	541	6,683
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,709)		66,910

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	298	3,052
Fidelity Series Emerging Markets Fund (a)	214	2,015
Fidelity Series Emerging Markets Opportunities Fund (a)	863	18,107
Fidelity Series International Growth Fund (a)	422	7,927
Fidelity Series International Index Fund (a)	329	3,273
Fidelity Series International Small Cap Fund (a)	157	2,792
Fidelity Series International Value Fund (a)	913	7,868
Fidelity Series Overseas Fund (a)	708	7,915
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,835)		52,949

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	88	796
Fidelity Series Floating Rate High Income Fund (a)	20	176
Fidelity Series High Income Fund (a)	97	883
Fidelity Series Inflation-Protected Bond Index Fund (a)	246	2,635
Fidelity Series International Credit Fund (a)	4	41
Fidelity Series Long-Term Treasury Bond Index Fund (a)	291	3,003
Fidelity Series Real Estate Income Fund (a)	53	530
TOTAL BOND FUNDS
(Cost $7,739)		8,064

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	151	151
Fidelity Series Short-Term Credit Fund (a)	21	214
Fidelity Series Treasury Bill Index Fund (a)	144	1,445
TOTAL SHORT-TERM FUNDS
(Cost $1,802)		1,810
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $125,085)		129,733
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$129,733

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,837	$3,920	$2,566	$2,847	$530	$2,624	$14,345
Fidelity Series Canada Fund	2,519	219	253	--	(45)	612	3,052
Fidelity Series Commodity Strategy Fund	3,433	190	743	14	(183)	574	3,271
Fidelity Series Emerging Markets Debt Fund	705	21	16	20	(3)	89	796
Fidelity Series Emerging Markets Fund	1,221	379	45	--	(3)	463	2,015
Fidelity Series Emerging Markets Opportunities Fund	11,230	2,792	244	--	(1)	4,330	18,107
Fidelity Series Floating Rate High Income Fund	157	3	--	4	--	16	176
Fidelity Series Government Money Market Fund 0.16%	957	596	1,402	1	--	--	151
Fidelity Series High Income Fund	777	23	--	23	--	83	883
Fidelity Series Inflation-Protected Bond Index Fund	2,308	494	306	2	--	139	2,635
Fidelity Series International Credit Fund	37	1	--	1	--	3	41
Fidelity Series International Growth Fund	6,827	517	1,337	--	67	1,853	7,927
Fidelity Series International Index Fund	2,704	148	149	--	(12)	582	3,273
Fidelity Series International Small Cap Fund	2,017	110	11	--	(1)	677	2,792
Fidelity Series International Value Fund	6,451	726	696	--	(115)	1,502	7,868
Fidelity Series Large Cap Growth Index Fund	7,401	499	1,652	165	255	2,791	9,294
Fidelity Series Large Cap Stock Fund	7,688	1,071	252	337	(2)	1,389	9,894
Fidelity Series Large Cap Value Index Fund	14,212	1,955	405	--	(48)	3,001	18,715
Fidelity Series Long-Term Treasury Bond Index Fund	2,584	882	382	68	41	(122)	3,003
Fidelity Series Overseas Fund	6,598	474	1,035	--	(54)	1,932	7,915
Fidelity Series Real Estate Income Fund	433	17	--	17	--	80	530
Fidelity Series Short-Term Credit Fund	204	2	--	2	--	8	214
Fidelity Series Small Cap Opportunities Fund	3,609	485	305	28	(44)	963	4,708
Fidelity Series Treasury Bill Index Fund	2,710	10	1,266	10	(4)	(5)	1,445
Fidelity Series Value Discovery Fund	4,500	1,100	31	--	--	1,114	6,683
	$101,119	$16,634	$13,096	$3,539	$378	$24,698	$129,733

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$66,910	$66,910	$--	$--
International Equity Funds	52,949	52,949	--	--
Bond Funds	8,064	8,064	--	--
Short-Term Funds	1,810	1,810	--	--
Total Investments in Securities:	$129,733	$129,733	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $125,085)	$129,733
Total Investment in Securities (cost $125,085)		$129,733
Receivable for investments sold		697
Total assets		130,430
Liabilities
Payable for investments purchased	$697
Total liabilities		697
Net Assets		$129,733
Net Assets consist of:
Paid in capital		$121,680
Total accumulated earnings (loss)		8,053
Net Assets		$129,733
Net Asset Value, offering price and redemption price per share ($129,733 ÷ 12,182 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$352
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	378
Capital gain distributions from underlying funds:
Affiliated issuers	3,187
Total net realized gain (loss)		3,565
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,698
Total change in net unrealized appreciation (depreciation)		24,698
Net gain (loss)		28,263
Net increase (decrease) in net assets resulting from operations		$28,614

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$351	$2,705
Net realized gain (loss)	3,565	3,006
Change in net unrealized appreciation (depreciation)	24,698	(17,283)
Net increase (decrease) in net assets resulting from operations	28,614	(11,572)
Distributions to shareholders	(2,045)	(8,457)
Share transactions
Reinvestment of distributions	2,045	8,457
Net increase (decrease) in net assets resulting from share transactions	2,045	8,457
Total increase (decrease) in net assets	28,614	(11,572)
Net Assets
Beginning of period	101,119	112,691
End of period	$129,733	$101,119
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	223	832
Net increase (decrease)	223	832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.23	.22	.17
Net realized and unrealized gain (loss)	2.33	(1.15)	–C	.82
Total from investment operations	2.36	(.92)	.22	.99
Distributions from net investment income	(.01)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.17)	(.51)	(.53)	(.17)
Total distributions	(.17)D	(.75)	(.75)	(.33)D
Net asset value, end of period	$10.65	$8.46	$10.13	$10.66
Total ReturnE	28.24%	(10.24)%	2.56%	9.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %H
Net investment income (loss)	.58%H	2.30%	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$101	$113	$110
Portfolio turnover rateG	22%H	61%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.2
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2060 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	869	$14,344
Fidelity Series Commodity Strategy Fund (a)	786	3,271
Fidelity Series Large Cap Growth Index Fund (a)	653	9,293
Fidelity Series Large Cap Stock Fund (a)	699	9,892
Fidelity Series Large Cap Value Index Fund (a)	1,613	18,710
Fidelity Series Small Cap Opportunities Fund (a)	369	4,708
Fidelity Series Value Discovery Fund (a)	541	6,683
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,668)		66,901

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	298	3,052
Fidelity Series Emerging Markets Fund (a)	214	2,015
Fidelity Series Emerging Markets Opportunities Fund (a)	863	18,105
Fidelity Series International Growth Fund (a)	422	7,926
Fidelity Series International Index Fund (a)	329	3,273
Fidelity Series International Small Cap Fund (a)	157	2,792
Fidelity Series International Value Fund (a)	913	7,867
Fidelity Series Overseas Fund (a)	708	7,914
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,899)		52,944

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	88	796
Fidelity Series Floating Rate High Income Fund (a)	20	176
Fidelity Series High Income Fund (a)	97	883
Fidelity Series Inflation-Protected Bond Index Fund (a)	246	2,635
Fidelity Series International Credit Fund (a)	4	41
Fidelity Series Long-Term Treasury Bond Index Fund (a)	291	3,002
Fidelity Series Real Estate Income Fund (a)	53	530
TOTAL BOND FUNDS
(Cost $7,737)		8,063

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	153	153
Fidelity Series Short-Term Credit Fund (a)	21	215
Fidelity Series Treasury Bill Index Fund (a)	144	1,443
TOTAL SHORT-TERM FUNDS
(Cost $1,802)		1,811
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $125,106)		129,719
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$129,719

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,838	$4,114	$2,747	$2,850	$522	$2,617	$14,344
Fidelity Series Canada Fund	2,457	233	201	--	(25)	588	3,052
Fidelity Series Commodity Strategy Fund	3,433	192	744	14	(170)	560	3,271
Fidelity Series Emerging Markets Debt Fund	705	21	16	20	(3)	89	796
Fidelity Series Emerging Markets Fund	1,221	379	45	--	(3)	463	2,015
Fidelity Series Emerging Markets Opportunities Fund	11,231	2,791	244	--	--	4,327	18,105
Fidelity Series Floating Rate High Income Fund	157	3	--	4	--	16	176
Fidelity Series Government Money Market Fund 0.16%	956	600	1,403	1	--	--	153
Fidelity Series High Income Fund	777	23	--	23	--	83	883
Fidelity Series Inflation-Protected Bond Index Fund	2,308	493	306	2	--	140	2,635
Fidelity Series International Credit Fund	37	1	--	1	--	3	41
Fidelity Series International Growth Fund	6,825	361	1,192	--	80	1,852	7,926
Fidelity Series International Index Fund	2,704	147	148	--	(11)	581	3,273
Fidelity Series International Small Cap Fund	2,017	116	17	--	(1)	677	2,792
Fidelity Series International Value Fund	6,511	549	570	--	(68)	1,445	7,867
Fidelity Series Large Cap Growth Index Fund	7,402	387	1,538	165	251	2,791	9,293
Fidelity Series Large Cap Stock Fund	7,689	1,166	354	337	(5)	1,396	9,892
Fidelity Series Large Cap Value Index Fund	14,214	1,950	406	--	(47)	2,999	18,710
Fidelity Series Long-Term Treasury Bond Index Fund	2,584	880	382	68	42	(122)	3,002
Fidelity Series Overseas Fund	6,598	574	1,132	--	(53)	1,927	7,914
Fidelity Series Real Estate Income Fund	433	17	--	17	--	80	530
Fidelity Series Short-Term Credit Fund	205	2	--	2	--	8	215
Fidelity Series Small Cap Opportunities Fund	3,610	665	487	28	(74)	994	4,708
Fidelity Series Treasury Bill Index Fund	2,710	10	1,268	10	(4)	(5)	1,443
Fidelity Series Value Discovery Fund	4,500	1,139	73	--	2	1,115	6,683
	$101,122	$16,813	$13,273	$3,542	$433	$24,624	$129,719

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$66,901	$66,901	$--	$--
International Equity Funds	52,944	52,944	--	--
Bond Funds	8,063	8,063	--	--
Short-Term Funds	1,811	1,811	--	--
Total Investments in Securities:	$129,719	$129,719	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $125,106)	$129,719
Total Investment in Securities (cost $125,106)		$129,719
Receivable for investments sold		697
Total assets		130,416
Liabilities
Payable for investments purchased	$697
Total liabilities		697
Net Assets		$129,719
Net Assets consist of:
Paid in capital		$121,665
Total accumulated earnings (loss)		8,054
Net Assets		$129,719
Net Asset Value, offering price and redemption price per share ($129,719 ÷ 12,182 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$355
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	433
Capital gain distributions from underlying funds:
Affiliated issuers	3,187
Total net realized gain (loss)		3,620
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,624
Total change in net unrealized appreciation (depreciation)		24,624
Net gain (loss)		28,244
Net increase (decrease) in net assets resulting from operations		$28,598

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$354	$2,709
Net realized gain (loss)	3,620	2,987
Change in net unrealized appreciation (depreciation)	24,624	(17,258)
Net increase (decrease) in net assets resulting from operations	28,598	(11,562)
Distributions to shareholders	(2,057)	(8,455)
Share transactions
Reinvestment of distributions	2,056	8,455
Net increase (decrease) in net assets resulting from share transactions	2,056	8,455
Total increase (decrease) in net assets	28,597	(11,562)
Net Assets
Beginning of period	101,122	112,684
End of period	$129,719	$101,122
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	225	832
Net increase (decrease)	225	832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.23	.22	.17
Net realized and unrealized gain (loss)	2.33	(1.15)	–C	.82
Total from investment operations	2.36	(.92)	.22	.99
Distributions from net investment income	(.01)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.17)	(.51)	(.53)	(.17)
Total distributions	(.17)D	(.75)	(.75)	(.33)D
Net asset value, end of period	$10.65	$8.46	$10.13	$10.66
Total ReturnE	28.25%	(10.24)%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %H
Net investment income (loss)	.59%H	2.30%	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$101	$113	$110
Portfolio turnover rateG	22%H	62%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.2
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2065 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	746	$12,324
Fidelity Series Commodity Strategy Fund (a)	676	2,810
Fidelity Series Large Cap Growth Index Fund (a)	561	7,984
Fidelity Series Large Cap Stock Fund (a)	600	8,500
Fidelity Series Large Cap Value Index Fund (a)	1,386	16,077
Fidelity Series Small Cap Opportunities Fund (a)	317	4,045
Fidelity Series Value Discovery Fund (a)	465	5,742
TOTAL DOMESTIC EQUITY FUNDS
(Cost $56,520)		57,482

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	256	2,622
Fidelity Series Emerging Markets Fund (a)	184	1,731
Fidelity Series Emerging Markets Opportunities Fund (a)	741	15,556
Fidelity Series International Growth Fund (a)	363	6,810
Fidelity Series International Index Fund (a)	283	2,812
Fidelity Series International Small Cap Fund (a)	135	2,399
Fidelity Series International Value Fund (a)	784	6,759
Fidelity Series Overseas Fund (a)	608	6,800
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,812)		45,489

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	75	684
Fidelity Series Floating Rate High Income Fund (a)	17	152
Fidelity Series High Income Fund (a)	83	759
Fidelity Series Inflation-Protected Bond Index Fund (a)	212	2,263
Fidelity Series International Credit Fund (a)	3	33
Fidelity Series Long-Term Treasury Bond Index Fund (a)	250	2,579
Fidelity Series Real Estate Income Fund (a)	46	459
TOTAL BOND FUNDS
(Cost $6,722)		6,929

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.10% (b)	19	19
Fidelity Series Government Money Market Fund 0.16% (a)(c)	131	131
Fidelity Series Short-Term Credit Fund (a)	18	184
Fidelity Series Treasury Bill Index Fund (a)	124	1,240
TOTAL SHORT-TERM FUNDS
(Cost $1,570)		1,574
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $107,624)		111,474
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$111,474

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$8,452	$3,330	$2,163	$2,447	$352	$2,353	$12,324
Fidelity Series Canada Fund	2,017	321	197	--	(41)	522	2,622
Fidelity Series Commodity Strategy Fund	2,950	163	639	12	(135)	471	2,810
Fidelity Series Emerging Markets Debt Fund	603	18	11	17	(2)	76	684
Fidelity Series Emerging Markets Fund	1,048	327	39	--	(1)	396	1,731
Fidelity Series Emerging Markets Opportunities Fund	9,645	2,403	209	--	(7)	3,724	15,556
Fidelity Series Floating Rate High Income Fund	135	3	--	3	--	14	152
Fidelity Series Government Money Market Fund 0.16%	823	515	1,207	1	--	--	131
Fidelity Series High Income Fund	667	20	--	20	--	72	759
Fidelity Series Inflation-Protected Bond Index Fund	1,983	422	262	1	--	120	2,263
Fidelity Series International Credit Fund	30	--	--	--	--	3	33
Fidelity Series International Growth Fund	5,875	460	1,174	--	12	1,637	6,810
Fidelity Series International Index Fund	2,319	127	124	--	(10)	500	2,812
Fidelity Series International Small Cap Fund	1,735	97	14	--	--	581	2,399
Fidelity Series International Value Fund	5,654	511	601	--	(85)	1,280	6,759
Fidelity Series Large Cap Growth Index Fund	6,359	405	1,398	142	220	2,398	7,984
Fidelity Series Large Cap Stock Fund	6,606	1,011	312	290	(5)	1,200	8,500
Fidelity Series Large Cap Value Index Fund	12,214	1,671	345	--	(39)	2,576	16,077
Fidelity Series Long-Term Treasury Bond Index Fund	2,220	758	329	59	23	(93)	2,579
Fidelity Series Overseas Fund	5,690	456	964	--	(52)	1,670	6,800
Fidelity Series Real Estate Income Fund	375	14	--	14	--	70	459
Fidelity Series Short-Term Credit Fund	175	2	--	2	--	7	184
Fidelity Series Small Cap Opportunities Fund	3,104	413	261	24	(49)	838	4,045
Fidelity Series Treasury Bill Index Fund	2,327	9	1,088	8	(3)	(5)	1,240
Fidelity Series Value Discovery Fund	3,866	946	26	--	(1)	957	5,742
	$86,872	$14,402	$11,363	$3,040	$177	$21,367	$111,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$57,482	$57,482	$--	$--
International Equity Funds	45,489	45,489	--	--
Bond Funds	6,929	6,929	--	--
Short-Term Funds	1,574	1,574	--	--
Total Investments in Securities:	$111,474	$111,474	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $19)	$19
Other affiliated issuers (cost $107,605)	111,455
Total Investment in Securities (cost $107,624)		$111,474
Receivable for investments sold		600
Total assets		112,074
Liabilities
Payable for investments purchased	$600
Total liabilities		600
Net Assets		$111,474
Net Assets consist of:
Paid in capital		$104,784
Total accumulated earnings (loss)		6,690
Net Assets		$111,474
Net Asset Value, offering price and redemption price per share ($111,474 ÷ 10,473 shares)		$10.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$302
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	177
Capital gain distributions from underlying funds:
Affiliated issuers	2,738
Total net realized gain (loss)		2,915
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	21,367
Total change in net unrealized appreciation (depreciation)		21,367
Net gain (loss)		24,282
Net increase (decrease) in net assets resulting from operations		$24,583

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$301	$2,211
Net realized gain (loss)	2,915	2,197
Change in net unrealized appreciation (depreciation)	21,367	(17,517)
Net increase (decrease) in net assets resulting from operations	24,583	(13,109)
Distributions to shareholders	(1,404)	(3,380)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	1,404	3,380
Net increase (decrease) in net assets resulting from share transactions	1,404	103,380
Total increase (decrease) in net assets	24,583	86,891
Net Assets
Beginning of period	86,891	–
End of period	$111,474	$86,891
Other Information
Shares
Sold	–	10,000
Issued in reinvestment of distributions	153	320
Net increase (decrease)	153	10,320

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2065 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.22
Net realized and unrealized gain (loss)	2.33	(1.46)
Total from investment operations	2.36	(1.24)
Distributions from net investment income	(.01)	(.22)
Distributions from net realized gain	(.13)	(.12)
Total distributions	(.14)	(.34)
Net asset value, end of period	$10.64	$8.42
Total ReturnC	28.24%	(13.10)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	- %G
Expenses net of fee waivers, if anyF	- %G	- %G
Expenses net of all reductionsF	- %G	- %G
Net investment income (loss)	.58%G	2.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$87
Portfolio turnover rateE	22%G	208%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020

1. Organization.

Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2020 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$113,068	$6,591	$(1,014)	$5,577
Fidelity Flex Freedom Blend 2005 Fund	114,844	6,878	(1,361)	5,517
Fidelity Flex Freedom Blend 2010 Fund	116,759	7,332	(1,878)	5,454
Fidelity Flex Freedom Blend 2015 Fund	118,507	7,929	(2,443)	5,486
Fidelity Flex Freedom Blend 2020 Fund	119,941	8,367	(2,946)	5,421
Fidelity Flex Freedom Blend 2025 Fund	121,195	8,766	(3,363)	5,403
Fidelity Flex Freedom Blend 2030 Fund	123,544	9,034	(3,905)	5,129
Fidelity Flex Freedom Blend 2035 Fund	125,487	9,321	(4,974)	4,347
Fidelity Flex Freedom Blend 2040 Fund	125,607	9,494	(5,403)	4,091
Fidelity Flex Freedom Blend 2045 Fund	125,535	9,556	(5,388)	4,168
Fidelity Flex Freedom Blend 2050 Fund	125,586	9,479	(5,387)	4,092
Fidelity Flex Freedom Blend 2055 Fund	125,627	9,441	(5,335)	4,106
Fidelity Flex Freedom Blend 2060 Fund	125,660	9,406	(5,347)	4,059
Fidelity Flex Freedom Blend 2065 Fund	108,066	7,586	(4,178)	3,408

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	13,096	11,934
Fidelity Flex Freedom Blend 2005 Fund	14,325	12,990
Fidelity Flex Freedom Blend 2010 Fund	16,010	14,373
Fidelity Flex Freedom Blend 2015 Fund	17,384	15,442
Fidelity Flex Freedom Blend 2020 Fund	18,131	15,893
Fidelity Flex Freedom Blend 2025 Fund	18,665	16,200
Fidelity Flex Freedom Blend 2030 Fund	19,845	17,066
Fidelity Flex Freedom Blend 2035 Fund	18,786	15,513
Fidelity Flex Freedom Blend 2040 Fund	16,445	12,905
Fidelity Flex Freedom Blend 2045 Fund	16,596	13,056
Fidelity Flex Freedom Blend 2050 Fund	17,067	13,527
Fidelity Flex Freedom Blend 2055 Fund	16,634	13,096
Fidelity Flex Freedom Blend 2060 Fund	16,813	13,273
Fidelity Flex Freedom Blend 2065 Fund	14,402	11,363

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Blend Income Fund	100%
Fidelity Flex Freedom Blend 2005 Fund	100%
Fidelity Flex Freedom Blend 2010 Fund	100%
Fidelity Flex Freedom Blend 2015 Fund	100%
Fidelity Flex Freedom Blend 2020 Fund	100%
Fidelity Flex Freedom Blend 2025 Fund	100%
Fidelity Flex Freedom Blend 2030 Fund	100%
Fidelity Flex Freedom Blend 2035 Fund	100%
Fidelity Flex Freedom Blend 2040 Fund	100%
Fidelity Flex Freedom Blend 2045 Fund	100%
Fidelity Flex Freedom Blend 2050 Fund	100%
Fidelity Flex Freedom Blend 2055 Fund	100%
Fidelity Flex Freedom Blend 2060 Fund	100%
Fidelity Flex Freedom Blend 2065 Fund	100%

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A,B	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period April 1, 2020 to September 30, 2020-C,D
Fidelity Flex Freedom Blend Income Fund	- %
Actual		$1,000.00	$1,086.70	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2005 Fund	- %
Actual		$1,000.00	$1,102.00	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2010 Fund	- %
Actual		$1,000.00	$1,127.70	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2015 Fund	- %
Actual		$1,000.00	$1,152.30	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2020 Fund	- %
Actual		$1,000.00	$1,175.20	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2025 Fund	- %
Actual		$1,000.00	$1,194.90	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2030 Fund	- %
Actual		$1,000.00	$1,220.20	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2035 Fund	- %
Actual		$1,000.00	$1,261.20	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2040 Fund	- %
Actual		$1,000.00	$1,282.00	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2045 Fund	- %
Actual		$1,000.00	$1,281.80	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2050 Fund	- %
Actual		$1,000.00	$1,281.80	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2055 Fund	- %
Actual		$1,000.00	$1,282.40	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2060 Fund	- %
Actual		$1,000.00	$1,282.50	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2065 Fund	- %
Actual		$1,000.00	$1,282.40	$-
Hypothetical-E		$1,000.00	$1,025.07	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Freedom Blend Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In considering whether to renew the Advisory Contract for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the absolute investment performance of each fund, as well as each fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that each fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the funds were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the funds' Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

XFC-SANN-1120
1.9884227.103

Fidelity Freedom® Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	13.2
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	8.7
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Government Money Market Fund 0.16%	6.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Commodity Strategy Fund	2.5
83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.0%
International Equity Funds	12.5%
Bond Funds	54.7%
Short-Term Funds	23.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	48,343	$798,139
Fidelity Series Commodity Strategy Fund (a)	334,862	1,393,024
Fidelity Series Large Cap Growth Index Fund (a)	35,883	510,975
Fidelity Series Large Cap Stock Fund (a)	38,878	550,513
Fidelity Series Large Cap Value Index Fund (a)	89,759	1,041,209
Fidelity Series Small Cap Opportunities Fund (a)	20,537	262,057
Fidelity Series Value Discovery Fund (a)	30,579	377,954
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,768,971)		4,933,871

International Equity Funds - 12.5%
Fidelity Series Canada Fund (a)	26,731	273,462
Fidelity Series Emerging Markets Fund (a)	41,623	392,505
Fidelity Series Emerging Markets Opportunities Fund (a)	168,118	3,527,115
Fidelity Series International Growth Fund (a)	37,962	712,927
Fidelity Series International Index Fund (a)	29,523	293,463
Fidelity Series International Small Cap Fund (a)	14,112	251,200
Fidelity Series International Value Fund (a)	82,017	706,987
Fidelity Series Overseas Fund (a)	63,606	711,115
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,110,109)		6,868,774

Bond Funds - 54.7%
Fidelity Series Corporate Bond Fund (a)	425,417	4,785,937
Fidelity Series Emerging Markets Debt Fund (a)	40,192	364,136
Fidelity Series Floating Rate High Income Fund (a)	8,838	78,216
Fidelity Series Government Bond Index Fund (a)	508,484	5,720,449
Fidelity Series High Income Fund (a)	43,807	399,518
Fidelity Series Inflation-Protected Bond Index Fund (a)	616,919	6,601,038
Fidelity Series Investment Grade Bond Fund (a)	520,132	6,366,421
Fidelity Series Investment Grade Securitized Fund (a)	406,568	4,338,084
Fidelity Series Long-Term Treasury Bond Index Fund (a)	122,139	1,261,700
Fidelity Series Real Estate Income Fund (a)	23,784	237,368
TOTAL BOND FUNDS
(Cost $28,332,294)		30,152,867

Short-Term Funds - 23.8%
Fidelity Cash Central Fund 0.10% (b)	49	49
Fidelity Series Government Money Market Fund 0.16% (a)(c)	3,641,207	3,641,207
Fidelity Series Short-Term Credit Fund (a)	214,264	2,196,205
Fidelity Series Treasury Bill Index Fund (a)	728,273	7,290,016
TOTAL SHORT-TERM FUNDS
(Cost $13,073,721)		13,127,477
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $52,285,095)		55,082,989
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,004)
NET ASSETS - 100%		$55,081,985

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$355,531	$576,239	$268,051	$150,284	$27,591	$106,829	$798,139
Fidelity Series Canada Fund	235,871	99,113	115,625	--	(17,592)	71,695	273,462
Fidelity Series Commodity Strategy Fund	1,480,023	433,281	686,688	5,594	(79,240)	245,648	1,393,024
Fidelity Series Corporate Bond Fund	3,341,347	1,649,111	582,514	64,518	5,285	372,708	4,785,937
Fidelity Series Emerging Markets Debt Fund	273,292	100,431	45,119	8,709	(441)	35,973	364,136
Fidelity Series Emerging Markets Fund	181,052	208,620	81,534	--	(3,222)	87,589	392,505
Fidelity Series Emerging Markets Opportunities Fund	1,794,359	1,780,365	827,161	--	13,657	765,895	3,527,115
Fidelity Series Floating Rate High Income Fund	59,053	23,756	10,916	1,566	(75)	6,398	78,216
Fidelity Series Government Bond Index Fund	5,206,475	1,674,506	1,142,564	40,057	285	(18,253)	5,720,449
Fidelity Series Government Money Market Fund 0.16%	2,245,847	3,963,108	2,567,748	3,243	--	--	3,641,207
Fidelity Series High Income Fund	299,437	120,767	54,579	9,812	(288)	34,181	399,518
Fidelity Series Inflation-Protected Bond Index Fund	5,263,372	1,874,604	884,800	4,766	2,665	345,197	6,601,038
Fidelity Series International Growth Fund	697,239	228,512	397,111	--	12,627	171,660	712,927
Fidelity Series International Index Fund	252,292	119,008	132,863	--	(9,855)	64,881	293,463
Fidelity Series International Small Cap Fund	201,686	67,706	84,031	--	(414)	66,253	251,200
Fidelity Series International Value Fund	689,032	249,625	362,875	--	(30,879)	162,084	706,987
Fidelity Series Investment Grade Bond Fund	5,083,603	1,862,189	902,633	74,703	4,395	318,867	6,366,421
Fidelity Series Investment Grade Securitized Fund	3,543,334	1,338,412	589,288	24,822	(47)	45,673	4,338,084
Fidelity Series Large Cap Growth Index Fund	247,587	273,187	152,260	7,470	8,891	133,570	510,975
Fidelity Series Large Cap Stock Fund	255,848	371,840	129,909	18,432	(35)	52,769	550,513
Fidelity Series Large Cap Value Index Fund	489,718	639,080	204,951	--	5,825	111,537	1,041,209
Fidelity Series Long-Term Treasury Bond Index Fund	1,076,791	427,557	207,629	29,665	(75)	(34,944)	1,261,700
Fidelity Series Overseas Fund	677,636	261,274	413,774	--	(5,767)	191,746	711,115
Fidelity Series Real Estate Income Fund	162,999	76,509	34,206	6,974	(1,001)	33,067	237,368
Fidelity Series Short-Term Credit Fund	2,093,791	23,888	--	23,887	--	78,526	2,196,205
Fidelity Series Small Cap Opportunities Fund	118,432	169,094	66,551	1,484	(2,632)	43,714	262,057
Fidelity Series Treasury Bill Index Fund	7,146,861	220,561	55,655	28,807	(38)	(21,713)	7,290,016
Fidelity Series Value Discovery Fund	142,099	263,471	73,187	--	(710)	46,281	377,954
	43,614,607	19,095,814	11,074,222	504,793	(71,090)	3,517,831	55,082,940

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,933,871	$4,933,871	$--	$--
International Equity Funds	6,868,774	6,868,774	--	--
Bond Funds	30,152,867	30,152,867	--	--
Short-Term Funds	13,127,477	13,127,477	--	--
Total Investments in Securities:	$55,082,989	$55,082,989	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $52,285,046)	55,082,940
Total Investment in Securities (cost $52,285,095)		$55,082,989
Cash		275
Receivable for investments sold		18,123
Receivable for fund shares sold		789,893
Total assets		55,891,280
Liabilities
Payable for investments purchased	$795,482
Payable for fund shares redeemed	273
Accrued management fee	12,885
Distribution and service plan fees payable	655
Total liabilities		809,295
Net Assets		$55,081,985
Net Assets consist of:
Paid in capital		$52,269,328
Total accumulated earnings (loss)		2,812,657
Net Assets		$55,081,985
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,406,107 ÷ 131,008 shares)(a)		$10.73
Maximum offering price per share (100/94.25 of $10.73)		$11.38
Class M:
Net Asset Value and redemption price per share ($180,385 ÷ 16,797 shares)(a)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C:
Net Asset Value and offering price per share ($759,697 ÷ 71,063 shares)(a)		$10.69
Fidelity Freedom Blend Income Fund:
Net Asset Value, offering price and redemption price per share ($3,684,487 ÷ 343,039 shares)		$10.74
Class K:
Net Asset Value, offering price and redemption price per share ($408,225 ÷ 37,989 shares)		$10.75
Class K6:
Net Asset Value, offering price and redemption price per share ($46,811,221 ÷ 4,354,880 shares)		$10.75
Class I:
Net Asset Value, offering price and redemption price per share ($670,217 ÷ 62,366 shares)		$10.75
Class Z:
Net Asset Value, offering price and redemption price per share ($1,043,412 ÷ 97,103 shares)		$10.75
Class Z6:
Net Asset Value, offering price and redemption price per share ($118,234 ÷ 10,993 shares)		$10.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$298,293
Expenses
Management fee	$70,547
Distribution and service plan fees	3,127
Independent trustees' fees and expenses	66
Total expenses before reductions	73,740
Expense reductions	(4)
Total expenses after reductions		73,736
Net investment income (loss)		224,557
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(71,090)
Capital gain distributions from underlying funds:
Affiliated issuers	206,500
Total net realized gain (loss)		135,410
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	3,517,831
Total change in net unrealized appreciation (depreciation)		3,517,831
Net gain (loss)		3,653,241
Net increase (decrease) in net assets resulting from operations		$3,877,798

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$224,557	$654,391
Net realized gain (loss)	135,410	216,863
Change in net unrealized appreciation (depreciation)	3,517,831	(789,089)
Net increase (decrease) in net assets resulting from operations	3,877,798	82,165
Distributions to shareholders	(381,304)	(838,295)
Share transactions - net increase (decrease)	7,971,443	41,593,540
Total increase (decrease) in net assets	11,467,937	40,837,410
Net Assets
Beginning of period	43,614,048	2,776,638
End of period	$55,081,985	$43,614,048

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend Income Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.16	.11
Net realized and unrealized gain (loss)	.78	.01C	.08
Total from investment operations	.81	.17	.19
Distributions from net investment income	(.03)	(.15)	(.11)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.06)	(.22)	(.16)
Net asset value, end of period	$10.73	$9.98	$10.03
Total ReturnD,E	8.18%	1.60%	1.91%
Ratios to Average Net AssetsF
Expenses before reductions	.71%G	.71%	.71%G
Expenses net of fee waivers, if any	.71%G	.71%	.71%G
Expenses net of all reductions	.71%G	.71%	.71%G
Net investment income (loss)	.49%G	1.55%	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,406	$699	$107
Portfolio turnover rateH	45%G	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.13	.10
Net realized and unrealized gain (loss)	.79	.01C	.07
Total from investment operations	.80	.14	.17
Distributions from net investment income	(.01)	(.12)	(.09)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.04)	(.19)	(.14)
Net asset value, end of period	$10.74	$9.98	$10.03
Total ReturnD,E,F	8.08%	1.35%	1.76%
Ratios to Average Net AssetsG
Expenses before reductions	.96%H	.96%	.96%H
Expenses net of fee waivers, if any	.96%H	.96%	.96%H
Expenses net of all reductions	.95%H	.96%	.96%H
Net investment income (loss)	.25%H	1.30%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$180	$156	$102
Portfolio turnover rateI	45%H	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.08	.07
Net realized and unrealized gain (loss)	.78	.01C	.07
Total from investment operations	.77	.09	.14
Distributions from net investment income	–D	(.08)	(.08)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.03)	(.15)	(.13)
Net asset value, end of period	$10.69	$9.95	$10.01
Total ReturnE,F	7.80%	.85%	1.45%
Ratios to Average Net AssetsG
Expenses before reductions	1.46%H	1.46%	1.47%H,I
Expenses net of fee waivers, if any	1.46%H	1.46%	1.47%H,I
Expenses net of all reductions	1.46%H	1.46%	1.47%H,I
Net investment income (loss)	(.26)%H	.81%	1.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$760	$228	$123
Portfolio turnover rateJ	45%H	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.18	.13
Net realized and unrealized gain (loss)	.79	.01C	.07
Total from investment operations	.83	.19	.20
Distributions from net investment income	(.04)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.07)	(.24)	(.17)
Net asset value, end of period	$10.74	$9.98	$10.03
Total ReturnD	8.38%	1.83%	2.04%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%F
Expenses net of fee waivers, if any	.46%F	.46%	.46%F
Expenses net of all reductions	.46%F	.46%	.46%F
Net investment income (loss)	.74%F	1.80%	2.20%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,684	$2,729	$378
Portfolio turnover rateG	45%F	44%	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.20	.13
Net realized and unrealized gain (loss)	.80	–C	.08
Total from investment operations	.84	.20	.21
Distributions from net investment income	(.04)	(.18)	(.12)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.08)D	(.25)	(.17)
Net asset value, end of period	$10.75	$9.99	$10.04
Total ReturnE	8.41%	1.90%	2.20%
Ratios to Average Net AssetsF
Expenses before reductions	.36%G	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	.84%G	1.90%	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$408	$404	$102
Portfolio turnover rateH	45%G	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.21	.14
Net realized and unrealized gain (loss)	.79	–C	.08
Total from investment operations	.84	.21	.22
Distributions from net investment income	(.05)	(.19)	(.13)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.08)	(.26)	(.18)
Net asset value, end of period	$10.75	$9.99	$10.04
Total ReturnD	8.48%	1.97%	2.24%
Ratios to Average Net AssetsE
Expenses before reductions	.26%F	.26%	.26%F
Expenses net of fee waivers, if any	.26%F	.26%	.26%F
Expenses net of all reductions	.26%F	.26%	.26%F
Net investment income (loss)	.94%F	2.00%	2.39%F
Supplemental Data
Net assets, end of period (000 omitted)	$46,811	$38,898	$1,658
Portfolio turnover rateG	45%F	44%	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.19	.13
Net realized and unrealized gain (loss)	.80	(.01)	.08
Total from investment operations	.84	.18	.21
Distributions from net investment income	(.04)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.08)C	(.23)C	(.17)
Net asset value, end of period	$10.75	$9.99	$10.04
Total ReturnD	8.40%	1.76%	2.14%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%F
Expenses net of fee waivers, if any	.46%F	.46%	.46%F
Expenses net of all reductions	.46%F	.46%	.46%F
Net investment income (loss)	.74%F	1.80%	2.20%F
Supplemental Data
Net assets, end of period (000 omitted)	$670	$242	$102
Portfolio turnover rateG	45%F	44%	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.20	.13
Net realized and unrealized gain (loss)	.80	(.01)	.08
Total from investment operations	.84	.19	.21
Distributions from net investment income	(.05)	(.18)	(.12)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.08)	(.24)C	(.17)
Net asset value, end of period	$10.75	$9.99	$10.04
Total ReturnD	8.46%	1.86%	2.20%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F,G	.36%	.36%F
Expenses net of fee waivers, if any	.37%F,G	.36%	.36%F
Expenses net of all reductions	.37%F,G	.36%	.36%F
Net investment income (loss)	.83%F	1.90%	2.30%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,043	$104	$102
Portfolio turnover rateH	45%F	44%	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.21	.14
Net realized and unrealized gain (loss)	.79	–C	.08
Total from investment operations	.84	.21	.22
Distributions from net investment income	(.05)	(.18)	(.13)
Distributions from net realized gain	(.03)	(.07)	(.05)
Total distributions	(.08)	(.25)	(.18)
Net asset value, end of period	$10.76	$10.00	$10.04
Total ReturnD	8.46%	2.04%	2.23%
Ratios to Average Net AssetsE
Expenses before reductions	.26%F	.26%	.26%F
Expenses net of fee waivers, if any	.26%F	.26%	.26%F
Expenses net of all reductions	.26%F	.26%	.26%F
Net investment income (loss)	.94%F	2.00%	2.40%F
Supplemental Data
Net assets, end of period (000 omitted)	$118	$154	$102
Portfolio turnover rateG	45%F	44%	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Inflation-Protected Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Treasury Bill Index Fund	10.7
Fidelity Series Government Bond Index Fund	9.9
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series Government Money Market Fund 0.16%	7.5
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Short-Term Credit Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.8
79.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.1%
International Equity Funds	14.5%
Bond Funds	52.0%
Short-Term Funds	21.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2005 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	27,575	$455,257
Fidelity Series Commodity Strategy Fund (a)	128,545	534,749
Fidelity Series Large Cap Growth Index Fund (a)	20,468	291,463
Fidelity Series Large Cap Stock Fund (a)	22,173	313,970
Fidelity Series Large Cap Value Index Fund (a)	51,195	593,868
Fidelity Series Small Cap Opportunities Fund (a)	11,711	149,431
Fidelity Series Value Discovery Fund (a)	17,442	215,587
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,454,979)		2,554,325

International Equity Funds - 14.5%
Fidelity Series Canada Fund (a)	13,079	133,794
Fidelity Series Emerging Markets Fund (a)	17,366	163,766
Fidelity Series Emerging Markets Opportunities Fund (a)	70,136	1,471,463
Fidelity Series International Growth Fund (a)	18,557	348,494
Fidelity Series International Index Fund (a)	14,371	142,848
Fidelity Series International Small Cap Fund (a)	6,990	124,430
Fidelity Series International Value Fund (a)	39,963	344,485
Fidelity Series Overseas Fund (a)	31,126	347,994
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,770,403)		3,077,274

Bond Funds - 52.0%
Fidelity Series Corporate Bond Fund (a)	155,660	1,751,174
Fidelity Series Emerging Markets Debt Fund (a)	15,139	137,162
Fidelity Series Floating Rate High Income Fund (a)	3,375	29,867
Fidelity Series Government Bond Index Fund (a)	186,050	2,093,059
Fidelity Series High Income Fund (a)	16,676	152,086
Fidelity Series Inflation-Protected Bond Index Fund (a)	218,895	2,342,172
Fidelity Series Investment Grade Bond Fund (a)	190,312	2,329,416
Fidelity Series Investment Grade Securitized Fund (a)	148,768	1,587,357
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,947	484,964
Fidelity Series Real Estate Income Fund (a)	9,152	91,338
TOTAL BOND FUNDS
(Cost $10,348,080)		10,998,595

Short-Term Funds - 21.4%
Fidelity Cash Central Fund 0.10% (b)	49	49
Fidelity Series Government Money Market Fund 0.16% (a)(c)	1,577,311	1,577,311
Fidelity Series Short-Term Credit Fund (a)	65,572	672,110
Fidelity Series Treasury Bill Index Fund (a)	226,374	2,265,999
TOTAL SHORT-TERM FUNDS
(Cost $4,496,419)		4,515,469
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,069,881)		21,145,663
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379)
NET ASSETS - 100%		$21,145,284

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$234,125	$287,508	$147,365	$88,910	$14,564	$66,425	$455,257
Fidelity Series Canada Fund	107,781	45,294	43,514	--	(5,738)	29,971	133,794
Fidelity Series Commodity Strategy Fund	503,406	179,494	207,510	2,206	(24,514)	83,873	534,749
Fidelity Series Corporate Bond Fund	1,078,330	667,109	120,052	22,444	2,060	123,727	1,751,174
Fidelity Series Emerging Markets Debt Fund	92,988	40,839	8,884	3,148	345	11,874	137,162
Fidelity Series Emerging Markets Fund	70,351	83,904	24,484	--	1,291	32,704	163,766
Fidelity Series Emerging Markets Opportunities Fund	700,881	694,233	237,164	--	15,289	298,224	1,471,463
Fidelity Series Floating Rate High Income Fund	20,111	9,690	2,149	572	95	2,120	29,867
Fidelity Series Government Bond Index Fund	1,666,476	709,303	276,987	13,863	4,014	(9,747)	2,093,059
Fidelity Series Government Money Market Fund 0.16%	651,371	1,587,907	661,967	1,213	--	--	1,577,311
Fidelity Series High Income Fund	101,928	49,171	10,746	3,577	438	11,295	152,086
Fidelity Series Inflation-Protected Bond Index Fund	1,634,575	753,958	161,389	1,573	500	114,528	2,342,172
Fidelity Series International Growth Fund	312,968	108,361	158,352	--	7,899	77,618	348,494
Fidelity Series International Index Fund	101,586	62,942	46,821	--	(630)	25,771	142,848
Fidelity Series International Small Cap Fund	87,392	32,033	24,849	--	2,102	27,752	124,430
Fidelity Series International Value Fund	295,735	114,940	125,259	--	(1,218)	60,287	344,485
Fidelity Series Investment Grade Bond Fund	1,636,524	770,649	186,120	25,881	1,453	106,910	2,329,416
Fidelity Series Investment Grade Securitized Fund	1,132,511	567,897	128,279	8,539	494	14,734	1,587,357
Fidelity Series Large Cap Growth Index Fund	169,793	123,729	87,828	4,618	5,294	80,475	291,463
Fidelity Series Large Cap Stock Fund	175,820	158,455	54,244	10,444	3,115	30,824	313,970
Fidelity Series Large Cap Value Index Fund	331,392	283,575	94,681	--	5,210	68,372	593,868
Fidelity Series Long-Term Treasury Bond Index Fund	368,589	196,866	68,754	10,363	3,579	(15,316)	484,964
Fidelity Series Overseas Fund	295,600	118,419	150,160	--	1,941	82,194	347,994
Fidelity Series Real Estate Income Fund	55,473	31,204	6,734	2,632	506	10,889	91,338
Fidelity Series Short-Term Credit Fund	640,769	7,309	--	7,310	--	24,032	672,110
Fidelity Series Small Cap Opportunities Fund	84,852	73,234	33,408	877	(212)	24,965	149,431
Fidelity Series Treasury Bill Index Fund	2,186,416	87,925	1,618	8,940	(2)	(6,722)	2,265,999
Fidelity Series Value Discovery Fund	100,501	116,872	30,028	--	891	27,351	215,587
	14,838,244	7,962,820	3,099,346	217,110	38,766	1,405,130	21,145,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,554,325	$2,554,325	$--	$--
International Equity Funds	3,077,274	3,077,274	--	--
Bond Funds	10,998,595	10,998,595	--	--
Short-Term Funds	4,515,469	4,515,469	--	--
Total Investments in Securities:	$21,145,663	$21,145,663	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $20,069,832)	21,145,614
Total Investment in Securities (cost $20,069,881)		$21,145,663
Cash		193
Receivable for investments sold		97,447
Receivable for fund shares sold		6,944
Total assets		21,250,247
Liabilities
Payable for investments purchased	$99,544
Payable for fund shares redeemed	2
Accrued management fee	5,084
Distribution and service plan fees payable	333
Total liabilities		104,963
Net Assets		$21,145,284
Net Assets consist of:
Paid in capital		$19,978,765
Total accumulated earnings (loss)		1,166,519
Net Assets		$21,145,284
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($306,153 ÷ 28,501 shares)(a)		$10.74
Maximum offering price per share (100/94.25 of $10.74)		$11.40
Class M:
Net Asset Value and redemption price per share ($129,318 ÷ 12,036 shares)(a)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C:
Net Asset Value and offering price per share ($251,215 ÷ 23,554 shares)(a)		$10.67
Fidelity Freedom Blend 2005 Fund:
Net Asset Value, offering price and redemption price per share ($1,594,694 ÷ 148,122 shares)		$10.77
Class K:
Net Asset Value, offering price and redemption price per share ($567,746 ÷ 52,674 shares)		$10.78
Class K6:
Net Asset Value, offering price and redemption price per share ($17,207,602 ÷ 1,595,773 shares)		$10.78
Class I:
Net Asset Value, offering price and redemption price per share ($726,611 ÷ 67,512 shares)		$10.76
Class Z:
Net Asset Value, offering price and redemption price per share ($242,651 ÷ 22,497 shares)		$10.79
Class Z6:
Net Asset Value, offering price and redemption price per share ($119,294 ÷ 11,053 shares)		$10.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$106,181
Expenses
Management fee	$26,740
Distribution and service plan fees	2,059
Independent trustees' fees and expenses	24
Total expenses		28,823
Net investment income (loss)		77,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	38,766
Capital gain distributions from underlying funds:
Affiliated issuers	110,929
Total net realized gain (loss)		149,695
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,405,130
Total change in net unrealized appreciation (depreciation)		1,405,130
Net gain (loss)		1,554,825
Net increase (decrease) in net assets resulting from operations		$1,632,183

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,358	$262,828
Net realized gain (loss)	149,695	68,151
Change in net unrealized appreciation (depreciation)	1,405,130	(375,039)
Net increase (decrease) in net assets resulting from operations	1,632,183	(44,060)
Distributions to shareholders	(121,042)	(354,729)
Share transactions - net increase (decrease)	4,796,122	13,151,118
Total increase (decrease) in net assets	6,307,263	12,752,329
Net Assets
Beginning of period	14,838,021	2,085,692
End of period	$21,145,284	$14,838,021

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.16	.11
Net realized and unrealized gain (loss)	.94	(.08)	.04
Total from investment operations	.96	.08	.15
Distributions from net investment income	(.02)	(.13)	(.10)
Distributions from net realized gain	(.05)	(.09)	(.07)
Total distributions	(.07)	(.22)	(.16)C
Net asset value, end of period	$10.74	$9.85	$9.99
Total ReturnD,E	9.76%	.68%	1.62%
Ratios to Average Net AssetsF
Expenses before reductions	.71%G	.71%	.71%G
Expenses net of fee waivers, if any	.71%G	.71%	.71%G
Expenses net of all reductions	.71%G	.71%	.71%G
Net investment income (loss)	.45%G	1.56%	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$306	$263	$187
Portfolio turnover rateH	34%G	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.13	.09
Net realized and unrealized gain (loss)	.93	(.07)	.05
Total from investment operations	.94	.06	.14
Distributions from net investment income	(.01)	(.11)	(.08)
Distributions from net realized gain	(.05)	(.09)	(.07)
Total distributions	(.05)C	(.20)	(.15)
Net asset value, end of period	$10.74	$9.85	$9.99
Total ReturnD,E	9.62%	.45%	1.43%
Ratios to Average Net AssetsF
Expenses before reductions	.96%G	.96%	.96%G
Expenses net of fee waivers, if any	.96%G	.96%	.96%G
Expenses net of all reductions	.96%G	.96%	.96%G
Net investment income (loss)	.20%G	1.31%	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$129	$108	$101
Portfolio turnover rateH	34%G	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.08	.06
Net realized and unrealized gain (loss)	.94	(.08)	.05
Total from investment operations	.92	–	.11
Distributions from net investment income	(.01)	(.08)	(.06)
Distributions from net realized gain	(.05)	(.09)	(.07)
Total distributions	(.06)	(.17)	(.13)
Net asset value, end of period	$10.67	$9.81	$9.98
Total ReturnC,D	9.44%	(.07)%	1.15%
Ratios to Average Net AssetsE
Expenses before reductions	1.46%F	1.46%	1.46%F
Expenses net of fee waivers, if any	1.46%F	1.46%	1.46%F
Expenses net of all reductions	1.46%F	1.46%	1.46%F
Net investment income (loss)	(.30)%F	.81%	1.13%F
Supplemental Data
Net assets, end of period (000 omitted)	$251	$256	$101
Portfolio turnover rateG	34%F	64%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.19	.12
Net realized and unrealized gain (loss)	.93	(.08)	.05
Total from investment operations	.97	.11	.17
Distributions from net investment income	(.03)	(.15)	(.10)
Distributions from net realized gain	(.05)	(.10)	(.07)
Total distributions	(.07)C	(.25)	(.16)C
Net asset value, end of period	$10.77	$9.87	$10.01
Total ReturnD	9.92%	.94%	1.80%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%F
Expenses net of fee waivers, if any	.46%F	.46%	.46%F
Expenses net of all reductions	.46%F	.46%	.46%F
Net investment income (loss)	.70%F	1.81%	2.13%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,595	$1,126	$111
Portfolio turnover rateG	34%F	64%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.20	.13
Net realized and unrealized gain (loss)	.94	(.08)	.04
Total from investment operations	.98	.12	.17
Distributions from net investment income	(.03)	(.16)	(.10)
Distributions from net realized gain	(.05)	(.09)	(.07)
Total distributions	(.08)	(.25)	(.16)C
Net asset value, end of period	$10.78	$9.88	$10.01
Total ReturnD	9.95%	1.06%	1.83%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F,G	.36%	.36%F
Expenses net of fee waivers, if any	.37%F,G	.36%	.36%F
Expenses net of all reductions	.37%F,G	.36%	.36%F
Net investment income (loss)	.79%F	1.91%	2.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$568	$178	$102
Portfolio turnover rateH	34%F	64%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual-rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.21	.13
Net realized and unrealized gain (loss)	.93	(.08)	.05
Total from investment operations	.98	.13	.18
Distributions from net investment income	(.03)	(.17)	(.10)
Distributions from net realized gain	(.05)	(.10)	(.07)
Total distributions	(.08)	(.26)C	(.17)
Net asset value, end of period	$10.78	$9.88	$10.01
Total ReturnD	9.96%	1.19%	1.86%
Ratios to Average Net AssetsE
Expenses before reductions	.26%F	.26%	.26%F
Expenses net of fee waivers, if any	.26%F	.26%	.26%F
Expenses net of all reductions	.26%F	.26%	.26%F
Net investment income (loss)	.90%F	2.01%	2.32%F
Supplemental Data
Net assets, end of period (000 omitted)	$17,208	$12,005	$1,177
Portfolio turnover rateG	34%F	64%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.19	.12
Net realized and unrealized gain (loss)	.93	(.09)	.05
Total from investment operations	.97	.10	.17
Distributions from net investment income	(.03)	(.16)	(.10)
Distributions from net realized gain	(.05)	(.09)	(.07)
Total distributions	(.07)C	(.25)	(.16)C
Net asset value, end of period	$10.76	$9.86	$10.01
Total ReturnD	9.92%	.86%	1.80%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%F
Expenses net of fee waivers, if any	.46%F	.46%	.46%F
Expenses net of all reductions	.46%F	.46%	.46%F
Net investment income (loss)	.70%F	1.81%	2.13%F
Supplemental Data
Net assets, end of period (000 omitted)	$727	$691	$102
Portfolio turnover rateG	34%F	64%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.20	.13
Net realized and unrealized gain (loss)	.95	(.09)	.04
Total from investment operations	.99	.11	.17
Distributions from net investment income	(.03)	(.15)	(.10)
Distributions from net realized gain	(.05)	(.09)	(.07)
Total distributions	(.08)	(.24)	(.16)C
Net asset value, end of period	$10.79	$9.88	$10.01
Total ReturnD	10.03%	1.01%	1.83%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.36%	.36%F
Expenses net of fee waivers, if any	.36%F	.36%	.36%F
Expenses net of all reductions	.36%F	.36%	.36%F
Net investment income (loss)	.80%F	1.91%	2.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$243	$103	$102
Portfolio turnover rateG	34%F	64%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.21	.13
Net realized and unrealized gain (loss)	.94	(.09)	.05
Total from investment operations	.99	.12	.18
Distributions from net investment income	(.03)	(.16)	(.10)
Distributions from net realized gain	(.05)	(.10)	(.07)
Total distributions	(.08)	(.25)C	(.17)
Net asset value, end of period	$10.79	$9.88	$10.01
Total ReturnD	10.05%	1.11%	1.86%
Ratios to Average Net AssetsE
Expenses before reductions	.26%F	.26%	.26%F
Expenses net of fee waivers, if any	.26%F	.26%	.26%F
Expenses net of all reductions	.26%F	.26%	.26%F
Net investment income (loss)	.90%F	2.01%	2.33%F
Supplemental Data
Net assets, end of period (000 omitted)	$119	$107	$102
Portfolio turnover rateG	34%F	64%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series Inflation-Protected Bond Index Fund	9.6
Fidelity Series Treasury Bill Index Fund	9.4
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Government Money Market Fund 0.16%	5.0
Fidelity Series Large Cap Value Index Fund	4.4
Fidelity Series Blue Chip Growth Fund	3.4
73.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.6%
International Equity Funds	18.2%
Bond Funds	47.0%
Short-Term Funds	17.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2010 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	158,391	$2,615,031
Fidelity Series Commodity Strategy Fund (a)	468,157	1,947,535
Fidelity Series Large Cap Growth Index Fund (a)	117,570	1,674,193
Fidelity Series Large Cap Stock Fund (a)	127,366	1,803,498
Fidelity Series Large Cap Value Index Fund (a)	294,077	3,411,297
Fidelity Series Small Cap Opportunities Fund (a)	67,270	858,366
Fidelity Series Value Discovery Fund (a)	100,192	1,238,373
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,081,135)		13,548,293

International Equity Funds - 18.2%
Fidelity Series Canada Fund (a)	65,684	671,945
Fidelity Series Emerging Markets Fund (a)	72,186	680,716
Fidelity Series Emerging Markets Opportunities Fund (a)	291,535	6,116,404
Fidelity Series International Growth Fund (a)	93,070	1,747,857
Fidelity Series International Index Fund (a)	72,288	718,542
Fidelity Series International Small Cap Fund (a)	35,227	627,047
Fidelity Series International Value Fund (a)	200,947	1,732,165
Fidelity Series Overseas Fund (a)	156,113	1,745,346
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,739,540)		14,040,022

Bond Funds - 47.0%
Fidelity Series Corporate Bond Fund (a)	512,844	5,769,495
Fidelity Series Emerging Markets Debt Fund (a)	54,290	491,863
Fidelity Series Floating Rate High Income Fund (a)	12,162	107,632
Fidelity Series Government Bond Index Fund (a)	612,936	6,895,527
Fidelity Series High Income Fund (a)	60,151	548,575
Fidelity Series Inflation-Protected Bond Index Fund (a)	689,020	7,372,514
Fidelity Series Investment Grade Bond Fund (a)	626,980	7,674,237
Fidelity Series Investment Grade Securitized Fund (a)	490,136	5,229,756
Fidelity Series Long-Term Treasury Bond Index Fund (a)	171,237	1,768,878
Fidelity Series Real Estate Income Fund (a)	32,522	324,567
TOTAL BOND FUNDS
(Cost $33,993,382)		36,183,044

Short-Term Funds - 17.2%
Fidelity Cash Central Fund 0.10% (b)	49	49
Fidelity Series Government Money Market Fund 0.16% (a)(c)	3,896,229	3,896,229
Fidelity Series Short-Term Credit Fund (a)	211,308	2,165,908
Fidelity Series Treasury Bill Index Fund (a)	720,331	7,210,510
TOTAL SHORT-TERM FUNDS
(Cost $13,214,637)		13,272,696
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $73,028,694)		77,044,055
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,079)
NET ASSETS - 100%		$77,042,976

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,583,767	$1,262,510	$766,391	$514,677	$94,386	$440,759	$2,615,031
Fidelity Series Canada Fund	532,654	180,028	166,555	--	(16,791)	142,609	671,945
Fidelity Series Commodity Strategy Fund	1,970,686	452,361	709,959	8,140	(96,935)	331,382	1,947,535
Fidelity Series Corporate Bond Fund	3,803,180	1,891,930	358,656	77,054	2,828	430,213	5,769,495
Fidelity Series Emerging Markets Debt Fund	364,007	103,692	22,840	11,839	320	46,684	491,863
Fidelity Series Emerging Markets Fund	333,113	278,402	79,831	--	1,568	147,464	680,716
Fidelity Series Emerging Markets Opportunities Fund	3,278,590	2,360,248	897,080	--	24,374	1,350,272	6,116,404
Fidelity Series Floating Rate High Income Fund	80,173	24,397	5,526	2,173	43	8,545	107,632
Fidelity Series Government Bond Index Fund	5,890,670	1,871,536	847,622	47,630	14,836	(33,893)	6,895,527
Fidelity Series Government Money Market Fund 0.16%	2,009,286	3,842,225	1,955,282	3,384	--	--	3,896,229
Fidelity Series High Income Fund	405,538	124,709	27,628	13,596	286	45,670	548,575
Fidelity Series Inflation-Protected Bond Index Fund	5,522,760	1,870,402	402,642	5,165	3,550	378,444	7,372,514
Fidelity Series International Growth Fund	1,613,636	424,626	729,497	--	16,226	422,866	1,747,857
Fidelity Series International Index Fund	577,479	203,852	189,876	--	(11,099)	138,186	718,542
Fidelity Series International Small Cap Fund	475,189	122,075	123,719	--	(1,513)	155,015	627,047
Fidelity Series International Value Fund	1,538,771	450,854	559,175	--	(27,585)	329,300	1,732,165
Fidelity Series Investment Grade Bond Fund	5,764,412	2,058,488	522,054	88,910	5,371	368,020	7,674,237
Fidelity Series Investment Grade Securitized Fund	4,003,490	1,558,870	385,872	29,309	1,348	51,920	5,229,756
Fidelity Series Large Cap Growth Index Fund	1,170,649	465,734	500,495	26,978	50,217	488,088	1,674,193
Fidelity Series Large Cap Stock Fund	1,214,409	631,346	266,019	63,483	7,281	216,481	1,803,498
Fidelity Series Large Cap Value Index Fund	2,267,339	1,104,100	449,391	--	7,026	482,223	3,411,297
Fidelity Series Long-Term Treasury Bond Index Fund	1,439,458	600,765	227,763	39,674	15,623	(59,205)	1,768,878
Fidelity Series Overseas Fund	1,511,094	480,751	670,731	--	(23,798)	448,030	1,745,346
Fidelity Series Real Estate Income Fund	219,579	79,305	17,316	9,670	147	42,852	324,567
Fidelity Series Short-Term Credit Fund	2,064,907	23,558	--	23,558	--	77,443	2,165,908
Fidelity Series Small Cap Opportunities Fund	596,490	280,052	175,643	5,088	(9,605)	167,072	858,366
Fidelity Series Treasury Bill Index Fund	7,142,092	90,976	1,042	28,494	(2)	(21,514)	7,210,510
Fidelity Series Value Discovery Fund	702,241	505,166	153,826	--	4,769	180,023	1,238,373
	58,075,659	23,342,958	11,212,431	998,822	62,871	6,774,949	77,044,006

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$13,548,293	$13,548,293	$--	$--
International Equity Funds	14,040,022	14,040,022	--	--
Bond Funds	36,183,044	36,183,044	--	--
Short-Term Funds	13,272,696	13,272,696	--	--
Total Investments in Securities:	$77,044,055	$77,044,055	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $73,028,645)	77,044,006
Total Investment in Securities (cost $73,028,694)		$77,044,055
Cash		299
Receivable for investments sold		473,618
Receivable for fund shares sold		25,361
Total assets		77,543,333
Liabilities
Payable for investments purchased	$476,874
Payable for fund shares redeemed	4,046
Accrued management fee	18,960
Distribution and service plan fees payable	477
Total liabilities		500,357
Net Assets		$77,042,976
Net Assets consist of:
Paid in capital		$72,483,708
Total accumulated earnings (loss)		4,559,268
Net Assets		$77,042,976
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($701,408 ÷ 65,364 shares)(a)		$10.73
Maximum offering price per share (100/94.25 of $10.73)		$11.38
Class M:
Net Asset Value and redemption price per share ($354,891 ÷ 33,111 shares)(a)		$10.72
Maximum offering price per share (100/96.50 of $10.72)		$11.11
Class C:
Net Asset Value and offering price per share ($218,311 ÷ 20,436 shares)(a)		$10.68
Fidelity Freedom Blend 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,720,983 ÷ 346,119 shares)		$10.75
Class K:
Net Asset Value, offering price and redemption price per share ($6,896,253 ÷ 640,406 shares)		$10.77
Class K6:
Net Asset Value, offering price and redemption price per share ($63,276,967 ÷ 5,866,297 shares)		$10.79
Class I:
Net Asset Value, offering price and redemption price per share ($752,795 ÷ 69,966 shares)		$10.76
Class Z:
Net Asset Value, offering price and redemption price per share ($158,366 ÷ 14,681 shares)		$10.79
Class Z6:
Net Asset Value, offering price and redemption price per share ($963,002 ÷ 89,216 shares)		$10.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$385,344
Expenses
Management fee	$102,509
Distribution and service plan fees	2,383
Independent trustees' fees and expenses	92
Total expenses before reductions	104,984
Expense reductions	(1)
Total expenses after reductions		104,983
Net investment income (loss)		280,361
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	62,871
Capital gain distributions from underlying funds:
Affiliated issuers	613,478
Total net realized gain (loss)		676,349
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	6,774,949
Total change in net unrealized appreciation (depreciation)		6,774,949
Net gain (loss)		7,451,298
Net increase (decrease) in net assets resulting from operations		$7,731,659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$280,361	$1,041,232
Net realized gain (loss)	676,349	574,311
Change in net unrealized appreciation (depreciation)	6,774,949	(2,858,550)
Net increase (decrease) in net assets resulting from operations	7,731,659	(1,243,007)
Distributions to shareholders	(566,464)	(1,444,075)
Share transactions - net increase (decrease)	11,802,546	58,119,134
Total increase (decrease) in net assets	18,967,741	55,432,052
Net Assets
Beginning of period	58,075,235	2,643,183
End of period	$77,042,976	$58,075,235

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.16	.10
Net realized and unrealized gain (loss)	1.16	(.22)	.01
Total from investment operations	1.18	(.06)	.11
Distributions from net investment income	(.03)	(.12)	(.11)
Distributions from net realized gain	(.07)	(.09)	(.08)
Total distributions	(.10)	(.22)C	(.18)C
Net asset value, end of period	$10.73	$9.65	$9.93
Total ReturnD,E,F	12.25%	(.82)%	1.24%
Ratios to Average Net AssetsG
Expenses before reductions	.72%H	.72%	.72%H
Expenses net of fee waivers, if any	.72%H	.72%	.72%H
Expenses net of all reductions	.72%H	.72%	.72%H
Net investment income (loss)	.38%H	1.60%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$701	$190	$166
Portfolio turnover rateI	33%H	42%	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.14	.09
Net realized and unrealized gain (loss)	1.16	(.23)	–C
Total from investment operations	1.17	(.09)	.09
Distributions from net investment income	(.01)	(.11)	(.10)
Distributions from net realized gain	(.07)	(.09)	(.08)
Total distributions	(.08)	(.20)	(.17)D
Net asset value, end of period	$10.72	$9.63	$9.92
Total ReturnE,F	12.20%	(1.07)%	1.03%
Ratios to Average Net AssetsG
Expenses before reductions	.97%H	.97%	.97%H
Expenses net of fee waivers, if any	.97%H	.97%	.97%H
Expenses net of all reductions	.97%H	.97%	.97%H
Net investment income (loss)	.14%H	1.35%	1.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$355	$259	$126
Portfolio turnover rateI	33%H	42%	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.09	.06
Net realized and unrealized gain (loss)	1.15	(.23)	.01
Total from investment operations	1.13	(.14)	.07
Distributions from net investment income	–	(.07)	(.08)
Distributions from net realized gain	(.06)	(.09)	(.08)
Total distributions	(.06)	(.17)C	(.15)C
Net asset value, end of period	$10.68	$9.61	$9.92
Total ReturnD,E	11.81%	(1.57)%	.81%
Ratios to Average Net AssetsF
Expenses before reductions	1.48%G,H	1.47%	1.47%G
Expenses net of fee waivers, if any	1.48%G,H	1.47%	1.47%G
Expenses net of all reductions	1.48%G,H	1.47%	1.47%G
Net investment income (loss)	(.37)%G	.85%	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$218	$117	$101
Portfolio turnover rateI	33%G	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual-rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.19	.12
Net realized and unrealized gain (loss)	1.16	(.23)	.01
Total from investment operations	1.19	(.04)	.13
Distributions from net investment income	(.02)	(.16)	(.11)
Distributions from net realized gain	(.07)	(.10)	(.08)
Total distributions	(.09)	(.25)C	(.19)
Net asset value, end of period	$10.75	$9.65	$9.94
Total ReturnD	12.40%	(.56)%	1.37%
Ratios to Average Net AssetsE
Expenses before reductions	.47%F	.47%	.47%F
Expenses net of fee waivers, if any	.47%F	.47%	.47%F
Expenses net of all reductions	.47%F	.47%	.47%F
Net investment income (loss)	.64%F	1.85%	2.06%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,721	$2,197	$148
Portfolio turnover rateG	33%F	42%	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.20	.12
Net realized and unrealized gain (loss)	1.16	(.22)	.01
Total from investment operations	1.20	(.02)	.13
Distributions from net investment income	(.02)	(.16)	(.11)
Distributions from net realized gain	(.07)	(.09)	(.08)
Total distributions	(.09)	(.26)C	(.19)
Net asset value, end of period	$10.77	$9.66	$9.94
Total ReturnD	12.49%	(.43)%	1.38%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F	.37%	.37%F
Expenses net of fee waivers, if any	.37%F	.37%	.37%F
Expenses net of all reductions	.37%F	.37%	.37%F
Net investment income (loss)	.74%F	1.95%	2.16%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,896	$6,317	$101
Portfolio turnover rateG	33%F	42%	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.21	.13
Net realized and unrealized gain (loss)	1.17	(.23)	.01
Total from investment operations	1.21	(.02)	.14
Distributions from net investment income	(.03)	(.16)	(.11)
Distributions from net realized gain	(.07)	(.10)	(.08)
Total distributions	(.09)C	(.26)	(.19)
Net asset value, end of period	$10.79	$9.67	$9.95
Total ReturnD	12.62%	(.44)%	1.52%
Ratios to Average Net AssetsE
Expenses before reductions	.27%F	.27%	.28%F,G
Expenses net of fee waivers, if any	.27%F	.27%	.28%F,G
Expenses net of all reductions	.27%F	.27%	.28%F,G
Net investment income (loss)	.84%F	2.05%	2.26%F
Supplemental Data
Net assets, end of period (000 omitted)	$63,277	$48,155	$1,697
Portfolio turnover rateH	33%F	42%	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.19	.12
Net realized and unrealized gain (loss)	1.16	(.22)	–C
Total from investment operations	1.19	(.03)	.12
Distributions from net investment income	(.02)	(.15)	(.11)
Distributions from net realized gain	(.07)	(.09)	(.08)
Total distributions	(.09)	(.25)D	(.18)D
Net asset value, end of period	$10.76	$9.66	$9.94
Total ReturnE	12.40%	(.53)%	1.35%
Ratios to Average Net AssetsF
Expenses before reductions	.47%G	.47%	.47%G
Expenses net of fee waivers, if any	.47%G	.47%	.47%G
Expenses net of all reductions	.47%G	.47%	.47%G
Net investment income (loss)	.63%G	1.85%	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$753	$453	$101
Portfolio turnover rateH	33%G	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.20	.12
Net realized and unrealized gain (loss)	1.16	(.22)	.01
Total from investment operations	1.20	(.02)	.13
Distributions from net investment income	(.02)	(.15)	(.11)
Distributions from net realized gain	(.07)	(.09)	(.08)
Total distributions	(.09)	(.24)	(.19)
Net asset value, end of period	$10.79	$9.68	$9.94
Total ReturnC	12.48%	(.40)%	1.38%
Ratios to Average Net AssetsD
Expenses before reductions	.37%E	.37%	.37%E
Expenses net of fee waivers, if any	.37%E	.37%	.37%E
Expenses net of all reductions	.37%E	.37%	.37%E
Net investment income (loss)	.74%E	1.95%	2.16%E
Supplemental Data
Net assets, end of period (000 omitted)	$158	$101	$101
Portfolio turnover rateF	33%E	42%	98%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.21	.13
Net realized and unrealized gain (loss)	1.17	(.23)	.01
Total from investment operations	1.21	(.02)	.14
Distributions from net investment income	(.03)	(.15)	(.11)
Distributions from net realized gain	(.07)	(.09)	(.08)
Total distributions	(.10)	(.25)C	(.19)
Net asset value, end of period	$10.79	$9.68	$9.95
Total ReturnD	12.52%	(.43)%	1.52%
Ratios to Average Net AssetsE
Expenses before reductions	.27%F	.27%	.27%F
Expenses net of fee waivers, if any	.27%F	.27%	.27%F
Expenses net of all reductions	.27%F	.27%	.27%F
Net investment income (loss)	.83%F	2.05%	2.26%F
Supplemental Data
Net assets, end of period (000 omitted)	$963	$287	$101
Portfolio turnover rateG	33%F	42%	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Investment Grade Bond Fund	8.8
Fidelity Series Inflation-Protected Bond Index Fund	8.3
Fidelity Series Government Bond Index Fund	8.0
Fidelity Series Treasury Bill Index Fund	7.9
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series Large Cap Stock Fund	3.2
68.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	21.9%
Bond Funds	41.9%
Short-Term Funds	13.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2015 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	638,364	$10,539,390
Fidelity Series Commodity Strategy Fund (a)	1,380,702	5,743,720
Fidelity Series Large Cap Growth Index Fund (a)	473,824	6,747,260
Fidelity Series Large Cap Stock Fund (a)	513,319	7,268,600
Fidelity Series Large Cap Value Index Fund (a)	1,185,213	13,748,471
Fidelity Series Small Cap Opportunities Fund (a)	271,115	3,459,427
Fidelity Series Value Discovery Fund (a)	403,802	4,990,994
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,642,264)		52,497,862

International Equity Funds - 21.9%
Fidelity Series Canada Fund (a)	247,135	2,528,195
Fidelity Series Emerging Markets Fund (a)	239,011	2,253,875
Fidelity Series Emerging Markets Opportunities Fund (a)	965,274	20,251,445
Fidelity Series International Growth Fund (a)	349,918	6,571,457
Fidelity Series International Index Fund (a)	272,288	2,706,543
Fidelity Series International Small Cap Fund (a)	131,912	2,348,042
Fidelity Series International Value Fund (a)	756,071	6,517,332
Fidelity Series Overseas Fund (a)	586,939	6,561,979
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,151,086)		49,738,868

Bond Funds - 41.9%
Fidelity Series Corporate Bond Fund (a)	1,342,531	15,103,474
Fidelity Series Emerging Markets Debt Fund (a)	157,426	1,426,281
Fidelity Series Floating Rate High Income Fund (a)	35,328	312,651
Fidelity Series Government Bond Index Fund (a)	1,604,479	18,050,388
Fidelity Series High Income Fund (a)	175,274	1,598,496
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,764,113	18,876,004
Fidelity Series Investment Grade Bond Fund (a)	1,641,217	20,088,492
Fidelity Series Investment Grade Securitized Fund (a)	1,283,134	13,691,045
Fidelity Series Long-Term Treasury Bond Index Fund (a)	506,104	5,228,055
Fidelity Series Real Estate Income Fund (a)	94,548	943,589
TOTAL BOND FUNDS
(Cost $88,947,155)		95,318,475

Short-Term Funds - 13.1%
Fidelity Cash Central Fund 0.10% (b)	49	49
Fidelity Series Government Money Market Fund 0.16% (a)(c)	6,833,588	6,833,588
Fidelity Series Short-Term Credit Fund (a)	491,714	5,040,070
Fidelity Series Treasury Bill Index Fund (a)	1,785,381	17,871,665
TOTAL SHORT-TERM FUNDS
(Cost $29,600,420)		29,745,372
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $214,340,925)		227,300,577
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,809)
NET ASSETS - 100%		$227,297,768

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,069,051	$4,248,126	$3,177,970	$2,071,880	$435,904	$1,964,279	$10,539,390
Fidelity Series Canada Fund	2,104,725	480,966	546,443	--	(52,078)	541,025	2,528,195
Fidelity Series Commodity Strategy Fund	6,188,649	942,735	2,096,660	24,077	(300,589)	1,009,585	5,743,720
Fidelity Series Corporate Bond Fund	10,589,640	4,455,175	1,154,036	207,995	11,531	1,201,164	15,103,474
Fidelity Series Emerging Markets Debt Fund	1,143,208	218,135	82,840	35,750	1,162	146,616	1,426,281
Fidelity Series Emerging Markets Fund	1,241,776	725,806	236,226	--	(4,052)	526,571	2,253,875
Fidelity Series Emerging Markets Opportunities Fund	11,928,317	6,291,128	2,810,746	--	70,663	4,772,083	20,251,445
Fidelity Series Floating Rate High Income Fund	255,132	50,734	20,042	6,608	204	26,623	312,651
Fidelity Series Government Bond Index Fund	16,391,161	4,237,860	2,525,723	128,914	12,909	(65,819)	18,050,388
Fidelity Series Government Money Market Fund 0.16%	5,029,221	8,051,877	6,247,510	7,066	--	--	6,833,588
Fidelity Series High Income Fund	1,292,857	262,062	100,209	41,434	1,474	142,312	1,598,496
Fidelity Series Inflation-Protected Bond Index Fund	15,092,061	4,088,936	1,319,836	13,828	8,216	1,006,627	18,876,004
Fidelity Series International Growth Fund	6,291,017	1,219,555	2,652,804	--	144,274	1,569,415	6,571,457
Fidelity Series International Index Fund	2,286,110	555,878	635,131	--	(44,003)	543,689	2,706,543
Fidelity Series International Small Cap Fund	1,852,946	315,558	414,402	--	(942)	594,882	2,348,042
Fidelity Series International Value Fund	6,000,464	1,218,585	1,900,221	--	(125,812)	1,324,316	6,517,332
Fidelity Series Investment Grade Bond Fund	15,974,695	4,817,736	1,743,067	240,569	11,232	1,027,896	20,088,492
Fidelity Series Investment Grade Securitized Fund	11,145,200	3,654,814	1,252,334	79,627	4,269	139,096	13,691,045
Fidelity Series Large Cap Growth Index Fund	5,256,125	1,362,557	2,147,872	120,210	282,350	1,994,100	6,747,260
Fidelity Series Large Cap Stock Fund	5,455,426	1,860,867	1,056,466	252,710	1,546	1,007,227	7,268,600
Fidelity Series Large Cap Value Index Fund	10,154,836	3,266,659	1,810,462	--	(15,753)	2,153,191	13,748,471
Fidelity Series Long-Term Treasury Bond Index Fund	4,545,328	1,567,884	750,267	123,248	53,155	(188,045)	5,228,055
Fidelity Series Overseas Fund	5,912,166	1,423,456	2,436,458	--	(61,900)	1,724,715	6,561,979
Fidelity Series Real Estate Income Fund	703,230	167,495	62,798	29,234	1,493	134,169	943,589
Fidelity Series Short-Term Credit Fund	4,805,041	54,819	--	54,819	--	180,210	5,040,070
Fidelity Series Small Cap Opportunities Fund	2,696,895	810,290	731,952	20,493	(66,197)	750,391	3,459,427
Fidelity Series Treasury Bill Index Fund	17,797,466	219,574	91,948	70,652	(84)	(53,343)	17,871,665
Fidelity Series Value Discovery Fund	3,167,627	1,625,213	605,105	--	(18,492)	821,751	4,990,994
	182,370,370	58,194,480	38,609,528	3,529,114	350,480	24,994,726	227,300,528

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$52,497,862	$52,497,862	$--	$--
International Equity Funds	49,738,868	49,738,868	--	--
Bond Funds	95,318,475	95,318,475	--	--
Short-Term Funds	29,745,372	29,745,372	--	--
Total Investments in Securities:	$227,300,577	$227,300,577	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $214,340,876)	227,300,528
Total Investment in Securities (cost $214,340,925)		$227,300,577
Cash		623
Receivable for investments sold		1,917,420
Receivable for fund shares sold		71,325
Total assets		229,289,945
Liabilities
Payable for investments purchased	$1,436,281
Payable for fund shares redeemed	498,953
Accrued management fee	56,184
Distribution and service plan fees payable	759
Total liabilities		1,992,177
Net Assets		$227,297,768
Net Assets consist of:
Paid in capital		$211,649,998
Total accumulated earnings (loss)		15,647,770
Net Assets		$227,297,768
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($605,187 ÷ 56,442 shares)(a)		$10.72
Maximum offering price per share (100/94.25 of $10.72)		$11.37
Class M:
Net Asset Value and redemption price per share ($122,892 ÷ 11,460 shares)(a)		$10.72
Maximum offering price per share (100/96.50 of $10.72)		$11.11
Class C:
Net Asset Value and offering price per share ($695,176 ÷ 65,379 shares)(a)		$10.63
Fidelity Freedom Blend 2015 Fund:
Net Asset Value, offering price and redemption price per share ($8,292,299 ÷ 772,431 shares)		$10.74
Class K:
Net Asset Value, offering price and redemption price per share ($5,197,232 ÷ 483,188 shares)		$10.76
Class K6:
Net Asset Value, offering price and redemption price per share ($205,268,825 ÷ 19,048,692 shares)		$10.78
Class I:
Net Asset Value, offering price and redemption price per share ($5,439,744 ÷ 506,849 shares)		$10.73
Class Z:
Net Asset Value, offering price and redemption price per share ($113,901 ÷ 10,571 shares)		$10.77
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,562,512 ÷ 145,068 shares)		$10.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,108,973
Expenses
Management fee	$315,884
Distribution and service plan fees	4,113
Independent trustees' fees and expenses	284
Total expenses		320,281
Net investment income (loss)		788,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	350,480
Capital gain distributions from underlying funds:
Affiliated issuers	2,420,141
Total net realized gain (loss)		2,770,621
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,994,726
Total change in net unrealized appreciation (depreciation)		24,994,726
Net gain (loss)		27,765,347
Net increase (decrease) in net assets resulting from operations		$28,554,039

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$788,692	$3,499,365
Net realized gain (loss)	2,770,621	3,042,260
Change in net unrealized appreciation (depreciation)	24,994,726	(12,460,486)
Net increase (decrease) in net assets resulting from operations	28,554,039	(5,918,861)
Distributions to shareholders	(2,066,451)	(5,354,235)
Share transactions - net increase (decrease)	18,441,664	184,166,038
Total increase (decrease) in net assets	44,929,252	172,892,942
Net Assets
Beginning of period	182,368,516	9,475,574
End of period	$227,297,768	$182,368,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.16	.07
Net realized and unrealized gain (loss)	1.37	(.37)	–C
Total from investment operations	1.39	(.21)	.07
Distributions from net investment income	(.02)	(.15)	(.09)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.10)	(.27)	(.16)
Net asset value, end of period	$10.72	$9.43	$9.91
Total ReturnD,E	14.82%	(2.38)%	.85%
Ratios to Average Net AssetsF
Expenses before reductions	.73%G	.73%	.74%G
Expenses net of fee waivers, if any	.73%G	.73%	.74%G
Expenses net of all reductions	.73%G	.73%	.74%G
Net investment income (loss)	.31%G	1.58%	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$605	$346	$195
Portfolio turnover rateH	37%G	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.14	.06
Net realized and unrealized gain (loss)	1.37	(.36)	–C
Total from investment operations	1.37	(.22)	.06
Distributions from net investment income	–C	(.12)	(.09)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.09)D	(.24)	(.16)
Net asset value, end of period	$10.72	$9.44	$9.90
Total ReturnE,F	14.57%	(2.50)%	.67%
Ratios to Average Net AssetsG
Expenses before reductions	.98%H	.98%	.99%H
Expenses net of fee waivers, if any	.98%H	.98%	.99%H
Expenses net of all reductions	.98%H	.98%	.99%H
Net investment income (loss)	.06%H	1.33%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$123	$107	$101
Portfolio turnover rateI	37%H	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$9.87	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.08	.03
Net realized and unrealized gain (loss)	1.35	(.36)	–C
Total from investment operations	1.33	(.28)	.03
Distributions from net investment income	(.01)	(.08)	(.09)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.09)	(.20)	(.16)
Net asset value, end of period	$10.63	$9.39	$9.87
Total ReturnD,E	14.28%	(3.04)%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	1.48%G	1.48%	1.50%G,H
Expenses net of fee waivers, if any	1.48%G	1.48%	1.50%G,H
Expenses net of all reductions	1.48%G	1.48%	1.50%G,H
Net investment income (loss)	(.44)%G	.83%	.48%G
Supplemental Data
Net assets, end of period (000 omitted)	$695	$467	$144
Portfolio turnover rateI	37%G	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.19	.08
Net realized and unrealized gain (loss)	1.37	(.37)	.01
Total from investment operations	1.40	(.18)	.09
Distributions from net investment income	(.02)	(.17)	(.11)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.10)	(.29)	(.18)
Net asset value, end of period	$10.74	$9.44	$9.91
Total ReturnC	14.96%	(2.09)%	1.02%
Ratios to Average Net AssetsD
Expenses before reductions	.48%E	.49%F	.49%E
Expenses net of fee waivers, if any	.48%E	.49%F	.49%E
Expenses net of all reductions	.48%E	.49%F	.49%E
Net investment income (loss)	.56%E	1.83%	1.49%E
Supplemental Data
Net assets, end of period (000 omitted)	$8,292	$8,440	$468
Portfolio turnover rateG	37%E	40%	52%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.45	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.20	.09
Net realized and unrealized gain (loss)	1.38	(.37)	–C
Total from investment operations	1.41	(.17)	.09
Distributions from net investment income	(.02)	(.18)	(.11)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.10)	(.30)	(.17)D
Net asset value, end of period	$10.76	$9.45	$9.92
Total ReturnE	15.06%	(2.03)%	1.07%
Ratios to Average Net AssetsF
Expenses before reductions	.38%G	.38%	.39%G
Expenses net of fee waivers, if any	.38%G	.38%	.39%G
Expenses net of all reductions	.38%G	.38%	.39%G
Net investment income (loss)	.66%G	1.93%	1.59%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,197	$6,147	$101
Portfolio turnover rateH	37%G	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.21	.09
Net realized and unrealized gain (loss)	1.38	(.37)	.01
Total from investment operations	1.42	(.16)	.10
Distributions from net investment income	(.02)	(.17)	(.11)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.11)C	(.29)	(.18)
Net asset value, end of period	$10.78	$9.47	$9.92
Total ReturnD	15.05%	(1.86)%	1.12%
Ratios to Average Net AssetsE
Expenses before reductions	.28%F	.28%	.30%F,G
Expenses net of fee waivers, if any	.28%F	.28%	.30%F,G
Expenses net of all reductions	.28%F	.28%	.30%F,G
Net investment income (loss)	.76%F	2.03%	1.68%F
Supplemental Data
Net assets, end of period (000 omitted)	$205,269	$162,504	$8,164
Portfolio turnover rateH	37%F	40%	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.19	.08
Net realized and unrealized gain (loss)	1.36	(.37)	.01
Total from investment operations	1.39	(.18)	.09
Distributions from net investment income	(.02)	(.18)	(.10)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.10)	(.30)	(.17)
Net asset value, end of period	$10.73	$9.44	$9.92
Total ReturnC	14.87%	(2.09)%	1.04%
Ratios to Average Net AssetsD
Expenses before reductions	.48%E	.48%	.49%E
Expenses net of fee waivers, if any	.48%E	.48%	.49%E
Expenses net of all reductions	.48%E	.48%	.49%E
Net investment income (loss)	.56%E	1.83%	1.49%E
Supplemental Data
Net assets, end of period (000 omitted)	$5,440	$3,592	$101
Portfolio turnover rateF	37%E	40%	52%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.20	.09
Net realized and unrealized gain (loss)	1.37	(.37)	–C
Total from investment operations	1.40	(.17)	.09
Distributions from net investment income	(.02)	(.16)	(.11)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.10)	(.28)	(.17)D
Net asset value, end of period	$10.77	$9.47	$9.92
Total ReturnE	14.92%	(1.99)%	1.07%
Ratios to Average Net AssetsF
Expenses before reductions	.38%G	.38%	.39%G
Expenses net of fee waivers, if any	.38%G	.38%	.39%G
Expenses net of all reductions	.38%G	.38%	.39%G
Net investment income (loss)	.66%G	1.93%	1.59%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$99	$101
Portfolio turnover rateH	37%G	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.46	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.21	.10
Net realized and unrealized gain (loss)	1.38	(.37)	–C
Total from investment operations	1.42	(.16)	.10
Distributions from net investment income	(.03)	(.18)	(.11)
Distributions from net realized gain	(.08)	(.12)	(.07)
Total distributions	(.11)	(.30)	(.18)
Net asset value, end of period	$10.77	$9.46	$9.92
Total ReturnD	15.11%	(1.95)%	1.12%
Ratios to Average Net AssetsE
Expenses before reductions	.28%F	.28%	.29%F
Expenses net of fee waivers, if any	.28%F	.28%	.29%F
Expenses net of all reductions	.28%F	.28%	.29%F
Net investment income (loss)	.76%F	2.03%	1.69%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,563	$667	$101
Portfolio turnover rateG	37%F	40%	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Investment Grade Bond Fund	7.8
Fidelity Series Large Cap Value Index Fund	7.6
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Government Bond Index Fund	7.0
Fidelity Series Treasury Bill Index Fund	5.9
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.3
Fidelity Series Large Cap Stock Fund	4.0
66.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.3%
International Equity Funds	25.3%
Bond Funds	37.1%
Short-Term Funds	9.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2020 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,417,841	$39,918,552
Fidelity Series Commodity Strategy Fund (a)	4,174,869	17,367,457
Fidelity Series Large Cap Growth Index Fund (a)	1,794,647	25,555,773
Fidelity Series Large Cap Stock Fund (a)	1,944,258	27,530,690
Fidelity Series Large Cap Value Index Fund (a)	4,489,123	52,073,824
Fidelity Series Small Cap Opportunities Fund (a)	1,026,876	13,102,934
Fidelity Series Value Discovery Fund (a)	1,529,449	18,903,984
TOTAL DOMESTIC EQUITY FUNDS
(Cost $187,320,868)		194,453,214

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	899,754	9,204,482
Fidelity Series Emerging Markets Fund (a)	797,274	7,518,290
Fidelity Series Emerging Markets Opportunities Fund (a)	3,219,697	67,549,236
Fidelity Series International Growth Fund (a)	1,273,356	23,913,629
Fidelity Series International Index Fund (a)	992,590	9,866,345
Fidelity Series International Small Cap Fund (a)	475,990	8,472,614
Fidelity Series International Value Fund (a)	2,752,873	23,729,767
Fidelity Series Overseas Fund (a)	2,135,881	23,879,149
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $158,268,002)		174,133,512

Bond Funds - 37.1%
Fidelity Series Corporate Bond Fund (a)	3,563,553	40,089,976
Fidelity Series Emerging Markets Debt Fund (a)	467,299	4,233,729
Fidelity Series Floating Rate High Income Fund (a)	106,100	938,986
Fidelity Series Government Bond Index Fund (a)	4,258,642	47,909,718
Fidelity Series High Income Fund (a)	526,830	4,804,689
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,536,102	48,536,292
Fidelity Series Investment Grade Bond Fund (a)	4,356,064	53,318,225
Fidelity Series Investment Grade Securitized Fund (a)	3,405,968	36,341,683
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,532,597	15,831,724
Fidelity Series Real Estate Income Fund (a)	285,003	2,844,329
TOTAL BOND FUNDS
(Cost $238,230,023)		254,849,351

Short-Term Funds - 9.3%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	13,338,843	13,338,843
Fidelity Series Short-Term Credit Fund (a)	1,032,472	10,582,837
Fidelity Series Treasury Bill Index Fund (a)	4,016,157	40,201,729
TOTAL SHORT-TERM FUNDS
(Cost $63,821,727)		64,123,409
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $647,640,620)		687,559,486
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,248)
NET ASSETS - 100%		$687,551,238

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$26,012,694	$16,189,589	$11,188,295	$7,852,945	$1,576,661	$7,327,903	$39,918,552
Fidelity Series Canada Fund	7,248,132	1,777,400	1,545,930	--	(163,350)	1,888,230	9,204,482
Fidelity Series Commodity Strategy Fund	17,938,733	3,137,048	5,858,044	73,202	(780,145)	2,929,865	17,367,457
Fidelity Series Corporate Bond Fund	27,094,612	12,911,902	3,082,059	549,971	21,506	3,144,015	40,089,976
Fidelity Series Emerging Markets Debt Fund	3,314,311	695,203	214,887	106,221	1,616	437,486	4,233,729
Fidelity Series Emerging Markets Fund	4,086,412	2,311,332	606,221	--	2,549	1,724,218	7,518,290
Fidelity Series Emerging Markets Opportunities Fund	38,817,674	20,404,970	7,757,524	--	229,837	15,854,279	67,549,236
Fidelity Series Floating Rate High Income Fund	748,391	162,379	51,988	19,884	322	79,882	938,986
Fidelity Series Government Bond Index Fund	41,922,340	12,708,132	6,581,070	340,347	18,363	(158,047)	47,909,718
Fidelity Series Government Money Market Fund 0.16%	11,006,228	19,592,565	17,259,950	15,207	--	--	13,338,843
Fidelity Series High Income Fund	3,797,208	837,304	259,945	124,825	1,498	428,624	4,804,689
Fidelity Series Inflation-Protected Bond Index Fund	37,365,671	11,978,825	3,394,699	35,134	27,128	2,559,367	48,536,292
Fidelity Series International Growth Fund	21,407,755	4,612,326	8,168,993	--	460,355	5,602,186	23,913,629
Fidelity Series International Index Fund	7,850,319	1,965,911	1,713,053	--	(111,322)	1,874,490	9,866,345
Fidelity Series International Small Cap Fund	6,308,839	1,163,787	1,102,214	--	(10,611)	2,112,813	8,472,614
Fidelity Series International Value Fund	20,489,878	4,747,483	5,741,585	--	(185,464)	4,419,455	23,729,767
Fidelity Series Investment Grade Bond Fund	40,661,440	14,685,749	4,750,343	635,541	34,572	2,686,807	53,318,225
Fidelity Series Investment Grade Securitized Fund	28,518,951	10,746,706	3,298,291	209,633	8,286	366,031	36,341,683
Fidelity Series Large Cap Growth Index Fund	19,388,748	5,128,890	7,477,380	453,852	973,332	7,542,183	25,555,773
Fidelity Series Large Cap Stock Fund	20,128,885	7,045,350	3,396,351	964,907	76,317	3,676,489	27,530,690
Fidelity Series Large Cap Value Index Fund	37,421,552	12,552,490	5,894,707	--	(91,482)	8,085,971	52,073,824
Fidelity Series Long-Term Treasury Bond Index Fund	13,229,317	5,157,866	2,159,964	363,648	153,826	(549,321)	15,831,724
Fidelity Series Overseas Fund	20,238,998	5,240,302	7,489,957	--	(262,598)	6,152,404	23,879,149
Fidelity Series Real Estate Income Fund	2,064,509	535,084	162,988	88,508	2,440	405,284	2,844,329
Fidelity Series Short-Term Credit Fund	10,089,337	115,106	--	115,106	--	378,394	10,582,837
Fidelity Series Small Cap Opportunities Fund	9,978,241	2,792,440	2,221,633	77,775	(196,144)	2,750,030	13,102,934
Fidelity Series Treasury Bill Index Fund	39,804,187	715,459	197,822	158,898	(136)	(119,959)	40,201,729
Fidelity Series Value Discovery Fund	11,708,583	6,085,030	1,897,330	--	45,690	2,962,011	18,903,984
	528,641,945	185,996,628	113,473,223	12,185,604	1,833,046	84,561,090	687,559,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$194,453,214	$194,453,214	$--	$--
International Equity Funds	174,133,512	174,133,512	--	--
Bond Funds	254,849,351	254,849,351	--	--
Short-Term Funds	64,123,409	64,123,409	--	--
Total Investments in Securities:	$687,559,486	$687,559,486	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $647,640,620)	$687,559,486
Total Investment in Securities (cost $647,640,620)		$687,559,486
Cash		1,460
Receivable for investments sold		5,438,629
Receivable for fund shares sold		1,326,368
Total assets		694,325,943
Liabilities
Payable for investments purchased	$5,392,625
Payable for fund shares redeemed	1,205,802
Accrued management fee	174,900
Distribution and service plan fees payable	1,378
Total liabilities		6,774,705
Net Assets		$687,551,238
Net Assets consist of:
Paid in capital		$637,869,455
Total accumulated earnings (loss)		49,681,783
Net Assets		$687,551,238
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,328,386 ÷ 215,986 shares)(a)		$10.78
Maximum offering price per share (100/94.25 of $10.78)		$11.44
Class M:
Net Asset Value and redemption price per share ($603,115 ÷ 56,005 shares)(a)		$10.77
Maximum offering price per share (100/96.50 of $10.77)		$11.16
Class C:
Net Asset Value and offering price per share ($787,913 ÷ 73,563 shares)(a)		$10.71
Fidelity Freedom Blend 2020 Fund:
Net Asset Value, offering price and redemption price per share ($25,975,975 ÷ 2,406,163 shares)		$10.80
Class K:
Net Asset Value, offering price and redemption price per share ($22,872,806 ÷ 2,114,670 shares)		$10.82
Class K6:
Net Asset Value, offering price and redemption price per share ($623,903,762 ÷ 57,556,964 shares)		$10.84
Class I:
Net Asset Value, offering price and redemption price per share ($7,777,745 ÷ 719,960 shares)		$10.80
Class Z:
Net Asset Value, offering price and redemption price per share ($141,793 ÷ 13,083 shares)		$10.84
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,159,743 ÷ 291,549 shares)		$10.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,163,391
Expenses
Management fee	$973,936
Distribution and service plan fees	6,716
Independent trustees' fees and expenses	849
Total expenses before reductions	981,501
Expense reductions	(122)
Total expenses after reductions		981,379
Net investment income (loss)		2,182,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,833,046
Capital gain distributions from underlying funds:
Affiliated issuers	9,022,213
Total net realized gain (loss)		10,855,259
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	84,561,090
Total change in net unrealized appreciation (depreciation)		84,561,090
Net gain (loss)		95,416,349
Net increase (decrease) in net assets resulting from operations		$97,598,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,182,012	$10,320,788
Net realized gain (loss)	10,855,259	9,700,383
Change in net unrealized appreciation (depreciation)	84,561,090	(46,012,630)
Net increase (decrease) in net assets resulting from operations	97,598,361	(25,991,459)
Distributions to shareholders	(6,532,306)	(16,892,690)
Share transactions - net increase (decrease)	67,848,981	547,478,331
Total increase (decrease) in net assets	158,915,036	504,594,182
Net Assets
Beginning of period	528,636,202	24,042,020
End of period	$687,551,238	$528,636,202

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.16	.05
Net realized and unrealized gain (loss)	1.57	(.49)	(.01)
Total from investment operations	1.58	(.33)	.04
Distributions from net investment income	–C	(.15)	(.07)
Distributions from net realized gain	(.10)	(.14)	(.05)
Total distributions	(.10)	(.29)	(.12)
Net asset value, end of period	$10.78	$9.30	$9.92
Total ReturnD,E,F	17.09%	(3.65)%	.55%
Ratios to Average Net AssetsG
Expenses before reductions	.74%H	.75%	.77%H,I
Expenses net of fee waivers, if any	.74%H	.75%	.77%H,I
Expenses net of all reductions	.74%H	.75%	.77%H,I
Net investment income (loss)	.25%H	1.57%	.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,328	$1,422	$894
Portfolio turnover rateJ	36%H	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.29	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.13	.03
Net realized and unrealized gain (loss)	1.58	(.48)	(.01)
Total from investment operations	1.58	(.35)	.02
Distributions from net investment income	–	(.14)	(.05)
Distributions from net realized gain	(.10)	(.14)	(.05)
Total distributions	(.10)	(.28)	(.10)
Net asset value, end of period	$10.77	$9.29	$9.92
Total ReturnD,E,F	17.06%	(3.91)%	.33%
Ratios to Average Net AssetsG
Expenses before reductions	.99%H	1.00%	1.00%H
Expenses net of fee waivers, if any	.99%H	1.00%	1.00%H
Expenses net of all reductions	.99%H	1.00%	1.00%H
Net investment income (loss)	(.01)%H	1.32%	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$603	$267	$107
Portfolio turnover rateI	36%H	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.26	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.08	–C
Net realized and unrealized gain (loss)	1.56	(.49)	–C
Total from investment operations	1.54	(.41)	–C
Distributions from net investment income	–	(.09)	(.05)
Distributions from net realized gain	(.09)	(.14)	(.05)
Total distributions	(.09)	(.23)	(.10)
Net asset value, end of period	$10.71	$9.26	$9.90
Total ReturnD,E,F	16.75%	(4.42)%	.08%
Ratios to Average Net AssetsG
Expenses before reductions	1.49%H	1.50%	1.52%H,I
Expenses net of fee waivers, if any	1.49%H	1.50%	1.52%H,I
Expenses net of all reductions	1.46%H	1.50%	1.52%H,I
Net investment income (loss)	(.47)%H	.82%	.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$788	$413	$385
Portfolio turnover rateJ	36%H	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.31	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.18	.06
Net realized and unrealized gain (loss)	1.57	(.48)	(.01)
Total from investment operations	1.60	(.30)	.05
Distributions from net investment income	(.02)	(.17)	(.08)
Distributions from net realized gain	(.10)	(.14)	(.05)
Total distributions	(.11)C	(.31)	(.13)
Net asset value, end of period	$10.80	$9.31	$9.92
Total ReturnD,E	17.32%	(3.38)%	.63%
Ratios to Average Net AssetsF
Expenses before reductions	.49%G	.51%H	.50%G
Expenses net of fee waivers, if any	.49%G	.51%H	.50%G
Expenses net of all reductions	.49%G	.51%H	.50%G
Net investment income (loss)	.50%G	1.81%	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$25,976	$19,124	$1,168
Portfolio turnover rateI	36%G	40%	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.32	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.20	.07
Net realized and unrealized gain (loss)	1.58	(.49)	(.01)
Total from investment operations	1.61	(.29)	.06
Distributions from net investment income	(.02)	(.19)	(.07)
Distributions from net realized gain	(.10)	(.14)	(.05)
Total distributions	(.11)C	(.33)	(.12)
Net asset value, end of period	$10.82	$9.32	$9.94
Total ReturnD,E	17.40%	(3.35)%	.73%
Ratios to Average Net AssetsF
Expenses before reductions	.39%G	.40%	.40%G
Expenses net of fee waivers, if any	.39%G	.40%	.40%G
Expenses net of all reductions	.39%G	.40%	.40%G
Net investment income (loss)	.60%G	1.92%	1.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$22,873	$23,420	$101
Portfolio turnover rateH	36%G	40%	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.21	.07
Net realized and unrealized gain (loss)	1.57	(.49)	–C
Total from investment operations	1.61	(.28)	.07
Distributions from net investment income	(.02)	(.18)	(.08)
Distributions from net realized gain	(.10)	(.14)	(.05)
Total distributions	(.11)D	(.32)	(.13)
Net asset value, end of period	$10.84	$9.34	$9.94
Total ReturnE,F	17.40%	(3.21)%	.77%
Ratios to Average Net AssetsG
Expenses before reductions	.29%H	.30%	.31%H,I
Expenses net of fee waivers, if any	.29%H	.30%	.31%H,I
Expenses net of all reductions	.29%H	.30%	.31%H,I
Net investment income (loss)	.70%H	2.02%	1.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$623,904	$476,911	$21,065
Portfolio turnover rateJ	36%H	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.31	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.19	.06
Net realized and unrealized gain (loss)	1.57	(.50)	–C
Total from investment operations	1.60	(.31)	.06
Distributions from net investment income	(.02)	(.18)	(.07)
Distributions from net realized gain	(.10)	(.14)	(.05)
Total distributions	(.11)D	(.32)	(.12)
Net asset value, end of period	$10.80	$9.31	$9.94
Total ReturnE,F	17.31%	(3.50)%	.69%
Ratios to Average Net AssetsG
Expenses before reductions	.49%H	.51%I	.50%H
Expenses net of fee waivers, if any	.49%H	.51%I	.50%H
Expenses net of all reductions	.49%H	.51%I	.50%H
Net investment income (loss)	.50%H	1.81%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,778	$5,169	$121
Portfolio turnover rateJ	36%H	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.20	.07
Net realized and unrealized gain (loss)	1.58	(.50)	(.01)
Total from investment operations	1.61	(.30)	.06
Distributions from net investment income	(.02)	(.17)	(.07)
Distributions from net realized gain	(.10)	(.14)	(.05)
Total distributions	(.11)C	(.30)C	(.12)
Net asset value, end of period	$10.84	$9.34	$9.94
Total ReturnD,E	17.37%	(3.35)%	.73%
Ratios to Average Net AssetsF
Expenses before reductions	.39%G	.40%	.40%G
Expenses net of fee waivers, if any	.39%G	.40%	.40%G
Expenses net of all reductions	.39%G	.40%	.40%G
Net investment income (loss)	.60%G	1.92%	1.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$142	$121	$101
Portfolio turnover rateH	36%G	40%	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.20	.07
Net realized and unrealized gain (loss)	1.57	(.48)	–C
Total from investment operations	1.61	(.28)	.07
Distributions from net investment income	(.02)	(.18)	(.08)
Distributions from net realized gain	(.10)	(.14)	(.05)
Total distributions	(.11)D	(.32)	(.13)
Net asset value, end of period	$10.84	$9.34	$9.94
Total ReturnE,F	17.38%	(3.19)%	.77%
Ratios to Average Net AssetsG
Expenses before reductions	.29%H	.31%I	.30%H
Expenses net of fee waivers, if any	.29%H	.31%I	.30%H
Expenses net of all reductions	.29%H	.31%I	.30%H
Net investment income (loss)	.70%H	2.01%	1.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,160	$1,790	$101
Portfolio turnover rateJ	36%H	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	7.0
Fidelity Series Blue Chip Growth Fund	6.7
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Government Bond Index Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	4.8
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.3
64.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.2%
International Equity Funds	27.9%
Bond Funds	33.7%
Short-Term Funds	6.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2025 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,969,583	$65,537,809
Fidelity Series Commodity Strategy Fund (a)	5,950,726	24,755,018
Fidelity Series Large Cap Growth Index Fund (a)	2,946,414	41,956,937
Fidelity Series Large Cap Stock Fund (a)	3,192,064	45,199,633
Fidelity Series Large Cap Value Index Fund (a)	7,370,193	85,494,238
Fidelity Series Small Cap Opportunities Fund (a)	1,685,894	21,512,011
Fidelity Series Value Discovery Fund (a)	2,511,040	31,036,451
TOTAL DOMESTIC EQUITY FUNDS
(Cost $302,928,746)		315,492,097

International Equity Funds - 27.9%
Fidelity Series Canada Fund (a)	1,445,120	14,783,580
Fidelity Series Emerging Markets Fund (a)	1,217,415	11,480,224
Fidelity Series Emerging Markets Opportunities Fund (a)	4,916,388	103,145,822
Fidelity Series International Growth Fund (a)	2,045,690	38,418,054
Fidelity Series International Index Fund (a)	1,595,414	15,858,418
Fidelity Series International Small Cap Fund (a)	764,208	13,602,894
Fidelity Series International Value Fund (a)	4,423,234	38,128,277
Fidelity Series Overseas Fund (a)	3,431,354	38,362,541
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $248,926,898)		273,779,810

Bond Funds - 33.7%
Fidelity Series Corporate Bond Fund (a)	4,579,598	51,520,473
Fidelity Series Emerging Markets Debt Fund (a)	656,519	5,948,064
Fidelity Series Floating Rate High Income Fund (a)	151,607	1,341,723
Fidelity Series Government Bond Index Fund (a)	5,472,725	61,568,158
Fidelity Series High Income Fund (a)	751,485	6,853,546
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,763,550	61,669,984
Fidelity Series Investment Grade Bond Fund (a)	5,597,859	68,517,790
Fidelity Series Investment Grade Securitized Fund (a)	4,377,173	46,704,439
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,185,178	22,572,894
Fidelity Series Real Estate Income Fund (a)	409,623	4,088,037
TOTAL BOND FUNDS
(Cost $311,525,649)		330,785,108

Short-Term Funds - 6.2%
Fidelity Cash Central Fund 0.10% (b)	1,542	1,542
Fidelity Series Government Money Market Fund 0.16% (a)(c)	13,734,811	13,734,811
Fidelity Series Short-Term Credit Fund (a)	836,250	8,571,565
Fidelity Series Treasury Bill Index Fund (a)	3,789,727	37,935,165
TOTAL SHORT-TERM FUNDS
(Cost $60,016,311)		60,243,083
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $923,397,604)		980,300,098
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,733)
NET ASSETS - 100%		$980,285,365

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund.	$39,276,904	$28,680,522	$15,806,015	$12,912,979	$2,020,146	$11,366,252	$65,537,809
Fidelity Series Canada Fund	10,389,447	3,478,764	1,677,033	--	(239,052)	2,831,454	14,783,580
Fidelity Series Commodity Strategy Fund	23,200,992	5,550,274	6,954,517	104,648	(812,240)	3,770,509	24,755,018
Fidelity Series Corporate Bond Fund	31,642,886	18,850,038	2,764,467	681,738	42,235	3,749,781	51,520,473
Fidelity Series Emerging Markets Debt Fund	4,287,511	1,237,849	161,498	144,622	1,228	582,974	5,948,064
Fidelity Series Emerging Markets Fund	5,717,669	3,890,394	640,979	--	1,007	2,512,133	11,480,224
Fidelity Series Emerging Markets Opportunities Fund	54,494,556	33,140,968	7,951,141	--	92,197	23,369,242	103,145,822
Fidelity Series Floating Rate High Income Fund	980,429	291,972	39,072	27,482	461	107,933	1,341,723
Fidelity Series Government Bond Index Fund	48,924,364	19,714,220	6,902,643	420,641	16,545	(184,328)	61,568,158
Fidelity Series Government Money Market Fund 0.16%	11,100,027	23,677,974	21,043,190	15,078	--	--	13,734,811
Fidelity Series High Income Fund	4,974,465	1,494,854	195,360	172,402	2,299	577,288	6,853,546
Fidelity Series Inflation-Protected Bond Index Fund	43,423,368	18,367,049	3,264,037	42,679	26,419	3,117,185	61,669,984
Fidelity Series International Growth Fund	30,898,510	9,170,029	10,855,673	--	329,516	8,875,672	38,418,054
Fidelity Series International Index Fund	11,486,700	3,673,797	1,964,336	--	(138,911)	2,801,168	15,858,418
Fidelity Series International Small Cap Fund	9,110,460	2,441,642	1,153,477	--	59,946	3,144,323	13,602,894
Fidelity Series International Value Fund	29,741,178	9,061,413	7,034,606	--	(180,308)	6,540,600	38,128,277
Fidelity Series Investment Grade Bond Fund	47,202,122	22,673,593	4,639,724	786,127	48,747	3,233,052	68,517,790
Fidelity Series Investment Grade Securitized Fund	33,309,800	16,145,293	3,205,458	257,898	10,908	443,896	46,704,439
Fidelity Series Large Cap Growth Index Fund	29,317,674	9,579,837	10,271,784	713,813	1,054,042	12,277,168	41,956,937
Fidelity Series Large Cap Stock Fund	30,402,665	12,878,966	3,832,077	1,552,887	(50,108)	5,800,187	45,199,633
Fidelity Series Large Cap Value Index Fund	56,512,480	23,113,541	6,532,177	--	64,816	12,335,578	85,494,238
Fidelity Series Long-Term Treasury Bond Index Fund	17,274,484	8,431,250	2,618,759	483,382	208,344	(722,425)	22,572,894
Fidelity Series Overseas Fund	29,163,804	10,168,763	9,905,649	--	(487,194)	9,422,817	38,362,541
Fidelity Series Real Estate Income Fund	2,704,880	953,492	122,425	124,755	539	551,551	4,088,037
Fidelity Series Short-Term Credit Fund	8,171,855	93,230	--	93,230	--	306,480	8,571,565
Fidelity Series Small Cap Opportunities Fund	15,075,941	4,985,134	2,508,391	127,995	(266,991)	4,226,318	21,512,011
Fidelity Series Treasury Bill Index Fund	37,333,959	761,023	46,628	149,889	(72)	(113,117)	37,935,165
Fidelity Series Value Discovery Fund	17,686,922	10,617,445	1,940,973	--	98,783	4,574,274	31,036,451
	683,806,052	303,123,326	134,032,089	18,812,245	1,903,302	125,497,965	980,298,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$315,492,097	$315,492,097	$--	$--
International Equity Funds	273,779,810	273,779,810	--	--
Bond Funds	330,785,108	330,785,108	--	--
Short-Term Funds	60,243,083	60,243,083	--	--
Total Investments in Securities:	$980,300,098	$980,300,098	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,542)	$1,542
Other affiliated issuers (cost $923,396,062)	980,298,556
Total Investment in Securities (cost $923,397,604)		$980,300,098
Cash		1
Receivable for investments sold		8,183,494
Receivable for fund shares sold		664,561
Total assets		989,148,154
Liabilities
Payable for investments purchased	$7,730,004
Payable for fund shares redeemed	864,469
Accrued management fee	266,270
Distribution and service plan fees payable	2,046
Total liabilities		8,862,789
Net Assets		$980,285,365
Net Assets consist of:
Paid in capital		$908,492,057
Total accumulated earnings (loss)		71,793,308
Net Assets		$980,285,365
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,869,249 ÷ 267,705 shares)(a)		$10.72
Maximum offering price per share (100/94.25 of $10.72)		$11.37
Class M:
Net Asset Value and redemption price per share ($1,633,359 ÷ 151,889 shares)(a)		$10.75
Maximum offering price per share (100/96.50 of $10.75)		$11.14
Class C:
Net Asset Value and offering price per share ($978,324 ÷ 91,973 shares)(a)		$10.64
Fidelity Freedom Blend 2025 Fund:
Net Asset Value, offering price and redemption price per share ($29,815,137 ÷ 2,778,444 shares)		$10.73
Class K:
Net Asset Value, offering price and redemption price per share ($24,933,457 ÷ 2,319,338 shares)		$10.75
Class K6:
Net Asset Value, offering price and redemption price per share ($890,266,691 ÷ 82,651,056 shares)		$10.77
Class I:
Net Asset Value, offering price and redemption price per share ($24,719,315 ÷ 2,304,605 shares)		$10.73
Class Z:
Net Asset Value, offering price and redemption price per share ($114,562 ÷ 10,638 shares)		$10.77
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,955,271 ÷ 460,336 shares)		$10.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,189,590
Income from Fidelity Central Funds		1
Total income		4,189,591
Expenses
Management fee	$1,433,344
Distribution and service plan fees	10,019
Independent trustees' fees and expenses	1,145
Total expenses before reductions	1,444,508
Expense reductions	(9)
Total expenses after reductions		1,444,499
Net investment income (loss)		2,745,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,903,302
Capital gain distributions from underlying funds:
Affiliated issuers	14,622,655
Total net realized gain (loss)		16,525,957
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	125,497,965
Total change in net unrealized appreciation (depreciation)		125,497,965
Net gain (loss)		142,023,922
Net increase (decrease) in net assets resulting from operations		$144,769,014

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,745,092	$12,790,239
Net realized gain (loss)	16,525,957	12,980,716
Change in net unrealized appreciation (depreciation)	125,497,965	(71,048,710)
Net increase (decrease) in net assets resulting from operations	144,769,014	(45,277,755)
Distributions to shareholders	(7,962,829)	(22,266,810)
Share transactions - net increase (decrease)	159,681,198	707,275,688
Total increase (decrease) in net assets	296,487,383	639,731,123
Net Assets
Beginning of period	683,797,982	44,066,859
End of period	$980,285,365	$683,797,982

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.09	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.16	.03
Net realized and unrealized gain (loss)	1.71	(.58)	(.02)
Total from investment operations	1.72	(.42)	.01
Distributions from net investment income	(.01)	(.15)	(.11)
Distributions from net realized gain	(.09)	(.15)	(.08)
Total distributions	(.09)C	(.31)C	(.19)
Net asset value, end of period	$10.72	$9.09	$9.82
Total ReturnD,E	19.06%	(4.73)%	.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.76%H
Expenses net of fee waivers, if any	.76%H	.76%	.76%H
Expenses net of all reductions	.76%H	.76%	.76%H
Net investment income (loss)	.19%H	1.56%	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,869	$1,706	$168
Portfolio turnover rateI	31%H	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.13	.02
Net realized and unrealized gain (loss)	1.71	(.58)	(.02)
Total from investment operations	1.71	(.45)	–
Distributions from net investment income	–	(.08)	(.10)
Distributions from net realized gain	(.09)	(.15)	(.08)
Total distributions	(.09)	(.24)D	(.18)
Net asset value, end of period	$10.75	$9.13	$9.82
Total ReturnE,F	18.79%	(4.94)%	.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.02%J	1.02%I,J
Expenses net of fee waivers, if any	1.01%I	1.02%J	1.02%I,J
Expenses net of all reductions	1.01%I	1.02%J	1.02%I,J
Net investment income (loss)	(.06)%I	1.31%	.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,633	$886	$746
Portfolio turnover rateK	31%I	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.05	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	.08	(.01)
Net realized and unrealized gain (loss)	1.70	(.58)	(.02)
Total from investment operations	1.67	(.50)	(.03)
Distributions from net investment income	–	(.11)	(.09)
Distributions from net realized gain	(.08)	(.15)	(.08)
Total distributions	(.08)	(.26)	(.16)C
Net asset value, end of period	$10.64	$9.05	$9.81
Total ReturnD,E,F	18.59%	(5.45)%	(.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.51%I	1.51%	1.51%I
Expenses net of fee waivers, if any	1.51%I	1.51%	1.51%I
Expenses net of all reductions	1.51%I	1.51%	1.51%I
Net investment income (loss)	(.56)%I	.81%	(.17)%I
Supplemental Data
Net assets, end of period (000 omitted)	$978	$472	$298
Portfolio turnover rateJ	31%I	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.18	.05
Net realized and unrealized gain (loss)	1.71	(.57)	(.03)
Total from investment operations	1.73	(.39)	.02
Distributions from net investment income	(.01)	(.17)	(.13)
Distributions from net realized gain	(.09)	(.15)	(.08)
Total distributions	(.10)	(.33)C	(.20)C
Net asset value, end of period	$10.73	$9.10	$9.82
Total ReturnD	19.14%	(4.45)%	.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.52%H	.52%G,H
Expenses net of fee waivers, if any	.51%G	.52%H	.52%G,H
Expenses net of all reductions	.51%G	.52%H	.52%G,H
Net investment income (loss)	.44%G	1.80%	.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$29,815	$21,223	$1,621
Portfolio turnover rateI	31%G	34%	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.11	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.20	.05
Net realized and unrealized gain (loss)	1.71	(.58)	(.02)
Total from investment operations	1.74	(.38)	.03
Distributions from net investment income	(.01)	(.18)	(.12)
Distributions from net realized gain	(.09)	(.15)	(.08)
Total distributions	(.10)	(.34)C	(.20)
Net asset value, end of period	$10.75	$9.11	$9.83
Total ReturnD	19.20%	(4.34)%	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.41%	.41%G
Expenses net of fee waivers, if any	.41%G	.41%	.41%G
Expenses net of all reductions	.41%G	.41%	.41%G
Net investment income (loss)	.54%G	1.91%	.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,933	$24,031	$101
Portfolio turnover rateH	31%G	34%	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.21	.06
Net realized and unrealized gain (loss)	1.71	(.59)	(.02)
Total from investment operations	1.74	(.38)	.04
Distributions from net investment income	(.02)	(.18)	(.12)
Distributions from net realized gain	(.09)	(.16)	(.08)
Total distributions	(.10)C	(.33)C	(.20)
Net asset value, end of period	$10.77	$9.13	$9.84
Total ReturnD	19.21%	(4.28)%	.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.31%	.32%G,H
Expenses net of fee waivers, if any	.31%G	.31%	.32%G,H
Expenses net of all reductions	.31%G	.31%	.32%G,H
Net investment income (loss)	.64%G	2.01%	1.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$890,267	$623,940	$40,828
Portfolio turnover rateI	31%G	34%	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.18	.05
Net realized and unrealized gain (loss)	1.71	(.57)	(.02)
Total from investment operations	1.73	(.39)	.03
Distributions from net investment income	(.02)	(.18)	(.12)
Distributions from net realized gain	(.09)	(.15)	(.08)
Total distributions	(.10)C	(.34)C	(.20)
Net asset value, end of period	$10.73	$9.10	$9.83
Total ReturnD	19.19%	(4.46)%	.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.51%	.51%G
Expenses net of fee waivers, if any	.51%G	.51%	.51%G
Expenses net of all reductions	.51%G	.51%	.51%G
Net investment income (loss)	.44%G	1.81%	.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,719	$7,685	$100
Portfolio turnover rateH	31%G	34%	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.20	.05
Net realized and unrealized gain (loss)	1.71	(.58)	(.02)
Total from investment operations	1.74	(.38)	.03
Distributions from net investment income	(.01)	(.17)	(.12)
Distributions from net realized gain	(.09)	(.15)	(.08)
Total distributions	(.10)	(.32)	(.20)
Net asset value, end of period	$10.77	$9.13	$9.83
Total ReturnC	19.17%	(4.30)%	.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.41%F	.41%	.41%F
Expenses net of fee waivers, if any	.41%F	.41%	.41%F
Expenses net of all reductions	.41%F	.41%	.41%F
Net investment income (loss)	.54%F	1.91%	.93%F
Supplemental Data
Net assets, end of period (000 omitted)	$115	$96	$101
Portfolio turnover rateG	31%F	34%	23%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.12	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.20	.06
Net realized and unrealized gain (loss)	1.71	(.58)	(.02)
Total from investment operations	1.74	(.38)	.04
Distributions from net investment income	(.02)	(.18)	(.12)
Distributions from net realized gain	(.09)	(.15)	(.08)
Total distributions	(.10)C	(.34)C	(.20)
Net asset value, end of period	$10.76	$9.12	$9.84
Total ReturnD	19.25%	(4.35)%	.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.32%H	.31%G
Expenses net of fee waivers, if any	.31%G	.32%H	.31%G
Expenses net of all reductions	.31%G	.32%H	.31%G
Net investment income (loss)	.64%G	2.01%	1.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,955	$3,760	$104
Portfolio turnover rateI	31%G	34%	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.4
Fidelity Series Large Cap Value Index Fund	10.2
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Inflation-Protected Bond Index Fund	5.6
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series Corporate Bond Fund	4.5
Fidelity Series International Growth Fund	4.5
65.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.2%
International Equity Funds	31.3%
Bond Funds	29.7%
Short-Term Funds	1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2030 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,670,673	$77,112,810
Fidelity Series Commodity Strategy Fund (a)	5,986,123	24,902,271
Fidelity Series Large Cap Growth Index Fund (a)	3,466,779	49,366,937
Fidelity Series Large Cap Stock Fund (a)	3,755,831	53,182,566
Fidelity Series Large Cap Value Index Fund (a)	8,671,860	100,593,572
Fidelity Series Small Cap Opportunities Fund (a)	1,983,614	25,310,912
Fidelity Series Value Discovery Fund (a)	2,954,537	36,518,077
TOTAL DOMESTIC EQUITY FUNDS
(Cost $352,290,557)		366,987,145

International Equity Funds - 31.3%
Fidelity Series Canada Fund (a)	1,663,605	17,018,683
Fidelity Series Emerging Markets Fund (a)	1,328,404	12,526,846
Fidelity Series Emerging Markets Opportunities Fund (a)	5,364,394	112,544,982
Fidelity Series International Growth Fund (a)	2,354,718	44,221,607
Fidelity Series International Index Fund (a)	1,836,545	18,255,255
Fidelity Series International Small Cap Fund (a)	881,932	15,698,383
Fidelity Series International Value Fund (a)	5,090,881	43,883,398
Fidelity Series Overseas Fund (a)	3,949,674	44,157,351
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $281,275,581)		308,306,505

Bond Funds - 29.7%
Fidelity Series Corporate Bond Fund (a)	3,954,104	44,483,669
Fidelity Series Emerging Markets Debt Fund (a)	658,782	5,968,569
Fidelity Series Floating Rate High Income Fund (a)	151,167	1,337,831
Fidelity Series Government Bond Index Fund (a)	4,724,690	53,152,764
Fidelity Series High Income Fund (a)	750,938	6,848,554
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,117,614	54,758,472
Fidelity Series Investment Grade Bond Fund (a)	4,832,420	59,148,825
Fidelity Series Investment Grade Securitized Fund (a)	3,779,618	40,328,527
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,206,786	22,796,097
Fidelity Series Real Estate Income Fund (a)	409,154	4,083,352
TOTAL BOND FUNDS
(Cost $277,341,875)		292,906,660

Short-Term Funds - 1.8%
Fidelity Cash Central Fund 0.10% (b)	1,208	1,208
Fidelity Series Government Money Market Fund 0.16% (a)(c)	5,095,339	5,095,339
Fidelity Series Short-Term Credit Fund (a)	146,500	1,501,628
Fidelity Series Treasury Bill Index Fund (a)	1,166,641	11,678,081
TOTAL SHORT-TERM FUNDS
(Cost $18,242,902)		18,276,256
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $929,150,915)		986,476,566
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,239)
NET ASSETS - 100%		$986,460,327

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$46,431,602	$33,562,626	$18,636,557	$15,216,269	$2,287,392	$13,467,747	$77,112,810
Fidelity Series Canada Fund	11,264,649	4,314,256	1,516,271	--	(154,219)	3,110,268	17,018,683
Fidelity Series Commodity Strategy Fund	22,844,118	5,464,203	6,349,045	105,620	(862,192)	3,805,187	24,902,271
Fidelity Series Corporate Bond Fund	26,442,962	17,455,583	2,575,394	577,192	36,107	3,124,411	44,483,669
Fidelity Series Emerging Markets Debt Fund	4,304,484	1,224,930	145,121	144,954	207	584,069	5,968,569
Fidelity Series Emerging Markets Fund	6,338,473	4,089,486	633,376	--	(5,562)	2,737,825	12,526,846
Fidelity Series Emerging Markets Opportunities Fund	59,212,903	34,909,250	7,129,454	--	(17,753)	25,570,036	112,544,982
Fidelity Series Floating Rate High Income Fund	976,777	288,643	35,110	27,359	62	107,459	1,337,831
Fidelity Series Government Bond Index Fund	40,835,997	18,735,029	6,276,132	355,789	16,963	(159,093)	53,152,764
Fidelity Series Government Money Market Fund 0.16%	6,946,249	12,004,684	13,855,594	5,404	--	--	5,095,339
Fidelity Series High Income Fund	4,969,414	1,478,442	175,549	172,020	134	576,113	6,848,554
Fidelity Series Inflation-Protected Bond Index Fund	35,414,710	19,940,129	3,280,858	36,139	10,377	2,674,114	54,758,472
Fidelity Series International Growth Fund	34,839,346	10,209,722	11,308,868	--	279,145	10,202,262	44,221,607
Fidelity Series International Index Fund	13,264,285	3,702,802	1,726,995	--	(140,028)	3,155,191	18,255,255
Fidelity Series International Small Cap Fund	10,500,823	2,742,182	1,217,258	--	(8,355)	3,680,991	15,698,383
Fidelity Series International Value Fund	33,590,402	9,816,066	6,733,767	--	(697,396)	7,908,093	43,883,398
Fidelity Series Investment Grade Bond Fund	38,981,456	21,569,828	4,148,539	664,934	42,566	2,703,514	59,148,825
Fidelity Series Investment Grade Securitized Fund	27,852,376	15,164,242	3,070,428	217,744	9,131	373,206	40,328,527
Fidelity Series Large Cap Growth Index Fund	34,828,705	11,148,796	12,326,458	836,716	1,202,911	14,512,983	49,366,937
Fidelity Series Large Cap Stock Fund	35,858,801	14,778,288	4,196,627	1,829,720	(198,878)	6,940,982	53,182,566
Fidelity Series Large Cap Value Index Fund	66,802,413	25,873,017	6,671,763	--	(429,844)	15,019,749	100,593,572
Fidelity Series Long-Term Treasury Bond Index Fund	17,290,919	8,651,447	2,649,753	478,648	234,387	(730,903)	22,796,097
Fidelity Series Overseas Fund	32,981,347	11,184,856	10,167,775	--	(499,356)	10,658,279	44,157,351
Fidelity Series Real Estate Income Fund	2,701,228	942,634	110,159	123,794	(1,798)	551,447	4,083,352
Fidelity Series Short-Term Credit Fund	1,431,604	16,333	--	16,333	--	53,691	1,501,628
Fidelity Series Small Cap Opportunities Fund	17,739,595	5,437,443	2,522,536	150,982	(380,211)	5,036,621	25,310,912
Fidelity Series Treasury Bill Index Fund	17,358,861	388,305	6,012,713	67,672	(16,866)	(39,506)	11,678,081
Fidelity Series Value Discovery Fund	20,826,021	12,129,582	1,940,348	--	6,098	5,496,724	36,518,077
	672,830,520	307,222,804	135,412,448	21,027,289	713,022	141,121,460	986,475,358

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$366,987,145	$366,987,145	$--	$--
International Equity Funds	308,306,505	308,306,505	--	--
Bond Funds	292,906,660	292,906,660	--	--
Short-Term Funds	18,276,256	18,276,256	--	--
Total Investments in Securities:	$986,476,566	$986,476,566	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,208)	$1,208
Other affiliated issuers (cost $929,149,707)	986,475,358
Total Investment in Securities (cost $929,150,915)		$986,476,566
Cash		76
Receivable for investments sold		7,941,706
Receivable for fund shares sold		830,285
Total assets		995,248,633
Liabilities
Payable for investments purchased	$7,505,065
Payable for fund shares redeemed	1,005,080
Accrued management fee	274,940
Distribution and service plan fees payable	3,221
Total liabilities		8,788,306
Net Assets		$986,460,327
Net Assets consist of:
Paid in capital		$912,151,374
Total accumulated earnings (loss)		74,308,953
Net Assets		$986,460,327
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,349,989 ÷ 221,597 shares)(a)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class M:
Net Asset Value and redemption price per share ($1,423,747 ÷ 134,452 shares)(a)		$10.59
Maximum offering price per share (100/96.50 of $10.59)		$10.97
Class C:
Net Asset Value and offering price per share ($2,169,172 ÷ 206,229 shares)(a)		$10.52
Fidelity Freedom Blend 2030 Fund:
Net Asset Value, offering price and redemption price per share ($23,820,010 ÷ 2,241,745 shares)		$10.63
Class K:
Net Asset Value, offering price and redemption price per share ($24,714,329 ÷ 2,322,469 shares)		$10.64
Class K6:
Net Asset Value, offering price and redemption price per share ($903,091,138 ÷ 84,691,925 shares)		$10.66
Class I:
Net Asset Value, offering price and redemption price per share ($24,028,878 ÷ 2,261,329 shares)		$10.63
Class Z:
Net Asset Value, offering price and redemption price per share ($201,178 ÷ 18,874 shares)		$10.66
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,661,886 ÷ 437,242 shares)		$10.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,941,733
Income from Fidelity Central Funds		1
Total income		3,941,734
Expenses
Management fee	$1,471,652
Distribution and service plan fees	15,672
Independent trustees' fees and expenses	1,136
Total expenses before reductions	1,488,460
Expense reductions	(36)
Total expenses after reductions		1,488,424
Net investment income (loss)		2,453,310
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	713,022
Capital gain distributions from underlying funds:
Affiliated issuers	17,085,556
Total net realized gain (loss)		17,798,578
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	141,121,460
Total change in net unrealized appreciation (depreciation)		141,121,460
Net gain (loss)		158,920,038
Net increase (decrease) in net assets resulting from operations		$161,373,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,453,310	$12,382,383
Net realized gain (loss)	17,798,578	15,476,861
Change in net unrealized appreciation (depreciation)	141,121,460	(85,353,280)
Net increase (decrease) in net assets resulting from operations	161,373,348	(57,494,036)
Distributions to shareholders	(8,278,044)	(22,856,187)
Share transactions - net increase (decrease)	160,543,056	729,183,489
Total increase (decrease) in net assets	313,638,360	648,833,266
Net Assets
Beginning of period	672,821,967	23,988,701
End of period	$986,460,327	$672,821,967

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.16	.02
Net realized and unrealized gain (loss)	1.87	(.70)	(.09)
Total from investment operations	1.88	(.54)	(.07)
Distributions from net investment income	–	(.16)	(.13)
Distributions from net realized gain	(.09)	(.17)	(.12)
Total distributions	(.09)	(.33)	(.25)
Net asset value, end of period	$10.60	$8.81	$9.68
Total ReturnC,D,E	21.51%	(6.09)%	(.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.78%H,I
Expenses net of fee waivers, if any	.77%H	.77%	.78%H,I
Expenses net of all reductions	.77%H	.77%	.78%H,I
Net investment income (loss)	.12%H	1.56%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,350	$1,516	$348
Portfolio turnover rateJ	31%H	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.79	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.13	.01
Net realized and unrealized gain (loss)	1.89	(.70)	(.09)
Total from investment operations	1.88	(.57)	(.08)
Distributions from net investment income	–	(.15)	(.12)
Distributions from net realized gain	(.08)	(.17)	(.12)
Total distributions	(.08)	(.32)	(.24)
Net asset value, end of period	$10.59	$8.79	$9.68
Total ReturnC,D,E	21.53%	(6.44)%	(.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.02%	1.02%H
Expenses net of fee waivers, if any	1.02%H	1.02%	1.02%H
Expenses net of all reductions	1.02%H	1.02%	1.02%H
Net investment income (loss)	(.13)%H	1.32%	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,424	$976	$170
Portfolio turnover rateI	31%H	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.77	$9.66	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	.08	(.02)
Net realized and unrealized gain (loss)	1.88	(.71)	(.08)
Total from investment operations	1.85	(.63)	(.10)
Distributions from net investment income	(.01)	(.09)	(.12)
Distributions from net realized gain	(.09)	(.17)	(.12)
Total distributions	(.10)	(.26)	(.24)
Net asset value, end of period	$10.52	$8.77	$9.66
Total ReturnC,D,E	21.23%	(6.94)%	(.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H,I	1.51%I	1.52%H
Expenses net of fee waivers, if any	1.53%H,I	1.51%I	1.52%H
Expenses net of all reductions	1.52%H,I	1.51%I	1.52%H
Net investment income (loss)	(.63)%H	.82%	(.35)%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,169	$987	$259
Portfolio turnover rateJ	31%H	31%	29%H
 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.18	.04
Net realized and unrealized gain (loss)	1.89	(.70)	(.09)
Total from investment operations	1.91	(.52)	(.05)
Distributions from net investment income	(.01)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.17)	(.12)
Total distributions	(.10)	(.35)	(.26)
Net asset value, end of period	$10.63	$8.82	$9.69
Total ReturnC,D	21.83%	(5.94)%	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.53%H	.52%G
Expenses net of fee waivers, if any	.52%G	.53%H	.52%G
Expenses net of all reductions	.52%G	.53%H	.52%G
Net investment income (loss)	.37%G	1.81%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$23,820	$17,917	$762
Portfolio turnover rateI	31%G	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.20	.04
Net realized and unrealized gain (loss)	1.89	(.71)	(.08)
Total from investment operations	1.91	(.51)	(.04)
Distributions from net investment income	(.01)	(.19)	(.14)
Distributions from net realized gain	(.09)	(.17)	(.12)
Total distributions	(.10)	(.36)	(.26)
Net asset value, end of period	$10.64	$8.83	$9.70
Total ReturnC,D	21.79%	(5.86)%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.42%	.42%G
Expenses net of fee waivers, if any	.42%G	.42%	.42%G
Expenses net of all reductions	.42%G	.42%	.42%G
Net investment income (loss)	.47%G	1.91%	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,714	$21,646	$100
Portfolio turnover rateH	31%G	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.20	.05
Net realized and unrealized gain (loss)	1.88	(.70)	(.09)
Total from investment operations	1.91	(.50)	(.04)
Distributions from net investment income	(.01)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.17)	(.12)
Total distributions	(.10)	(.35)	(.26)
Net asset value, end of period	$10.66	$8.85	$9.70
Total ReturnC,D	21.78%	(5.71)%	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.32%	.33%G,H
Expenses net of fee waivers, if any	.32%G	.32%	.33%G,H
Expenses net of all reductions	.32%G	.32%	.33%G,H
Net investment income (loss)	.57%G	2.02%	.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$903,091	$615,185	$21,781
Portfolio turnover rateI	31%G	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.18	.04
Net realized and unrealized gain (loss)	1.89	(.70)	(.10)
Total from investment operations	1.91	(.52)	(.06)
Distributions from net investment income	(.01)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.17)	(.12)
Total distributions	(.10)	(.35)	(.25)C
Net asset value, end of period	$10.63	$8.82	$9.69
Total ReturnD,E	21.84%	(5.92)%	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.53%I	.52%H
Expenses net of fee waivers, if any	.52%H	.53%I	.52%H
Expenses net of all reductions	.52%H	.53%I	.52%H
Net investment income (loss)	.37%H	1.81%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,029	$10,530	$100
Portfolio turnover rateJ	31%H	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.19	.04
Net realized and unrealized gain (loss)	1.89	(.70)	(.08)
Total from investment operations	1.91	(.51)	(.04)
Distributions from net investment income	(.01)	(.17)	(.14)
Distributions from net realized gain	(.09)	(.17)	(.12)
Total distributions	(.10)	(.34)	(.26)
Net asset value, end of period	$10.66	$8.85	$9.70
Total ReturnC,D	21.78%	(5.83)%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.42%	.42%G
Expenses net of fee waivers, if any	.42%G	.42%	.42%G
Expenses net of all reductions	.42%G	.42%	.42%G
Net investment income (loss)	.47%G	1.92%	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$201	$141	$100
Portfolio turnover rateH	31%G	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.19	.05
Net realized and unrealized gain (loss)	1.89	(.69)	(.09)
Total from investment operations	1.92	(.50)	(.04)
Distributions from net investment income	(.01)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.17)	(.12)
Total distributions	(.11)C	(.35)	(.26)
Net asset value, end of period	$10.66	$8.85	$9.70
Total ReturnD,E	21.80%	(5.72)%	(.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.32%H	.33%I	.32%H
Expenses net of fee waivers, if any	.32%H	.33%I	.32%H
Expenses net of all reductions	.32%H	.33%I	.32%H
Net investment income (loss)	.57%H	2.01%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,662	$3,925	$368
Portfolio turnover rateJ	31%H	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Large Cap Value Index Fund	12.9
Fidelity Series Blue Chip Growth Fund	9.8
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Large Cap Growth Index Fund	6.3
Fidelity Series International Growth Fund	5.5
Fidelity Series Overseas Fund	5.5
Fidelity Series International Value Fund	5.5
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Small Cap Opportunities Fund	3.2
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.2%
International Equity Funds	37.2%
Bond Funds	15.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2035 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,324,355	$87,905,093
Fidelity Series Commodity Strategy Fund (a)	5,410,792	22,508,896
Fidelity Series Large Cap Growth Index Fund (a)	3,951,945	56,275,695
Fidelity Series Large Cap Stock Fund (a)	4,281,536	60,626,543
Fidelity Series Large Cap Value Index Fund (a)	9,885,632	114,673,328
Fidelity Series Small Cap Opportunities Fund (a)	2,261,212	28,853,070
Fidelity Series Value Discovery Fund (a)	3,368,092	41,629,613
TOTAL DOMESTIC EQUITY FUNDS
(Cost $396,894,877)		412,472,238

International Equity Funds - 37.2%
Fidelity Series Canada Fund (a)	1,847,057	18,895,393
Fidelity Series Emerging Markets Fund (a)	1,369,899	12,918,144
Fidelity Series Emerging Markets Opportunities Fund (a)	5,532,435	116,070,491
Fidelity Series International Growth Fund (a)	2,614,507	49,100,446
Fidelity Series International Index Fund (a)	2,039,038	20,268,035
Fidelity Series International Small Cap Fund (a)	971,586	17,294,228
Fidelity Series International Value Fund (a)	5,653,612	48,734,135
Fidelity Series Overseas Fund (a)	4,385,415	49,028,937
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $305,384,159)		332,309,809

Bond Funds - 15.2%
Fidelity Series Corporate Bond Fund (a)	1,607,373	18,082,947
Fidelity Series Emerging Markets Debt Fund (a)	603,959	5,471,867
Fidelity Series Floating Rate High Income Fund (a)	135,447	1,198,705
Fidelity Series Government Bond Index Fund (a)	1,920,147	21,601,654
Fidelity Series High Income Fund (a)	673,874	6,145,734
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,683,351	18,011,855
Fidelity Series Investment Grade Bond Fund (a)	1,963,621	24,034,715
Fidelity Series Investment Grade Securitized Fund (a)	1,536,695	16,396,531
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,988,564	20,541,866
Fidelity Series Real Estate Income Fund (a)	365,606	3,648,749
TOTAL BOND FUNDS
(Cost $129,368,428)		135,134,623

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.10% (b)	49	49
Fidelity Series Government Money Market Fund 0.16% (a)(c)	1,299,897	1,299,897
Fidelity Series Short-Term Credit Fund (a)	143,898	1,474,953
Fidelity Series Treasury Bill Index Fund (a)	955,435	9,563,907
TOTAL SHORT-TERM FUNDS
(Cost $12,304,220)		12,338,806
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $843,951,684)		892,255,476
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,728)
NET ASSETS - 100%		$892,242,748

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$53,605,125	$34,231,007	$17,722,149	$17,341,239	$2,390,502	$15,400,608	$87,905,093
Fidelity Series Canada Fund	12,956,167	4,104,112	1,408,150	--	(142,974)	3,386,238	18,895,393
Fidelity Series Commodity Strategy Fund	20,802,498	4,557,713	5,496,103	95,986	(698,621)	3,343,409	22,508,896
Fidelity Series Corporate Bond Fund	10,151,361	8,747,159	1,964,209	218,273	(22,772)	1,171,408	18,082,947
Fidelity Series Emerging Markets Debt Fund	4,120,323	909,200	105,336	134,233	1,689	545,991	5,471,867
Fidelity Series Emerging Markets Fund	6,831,507	3,762,833	492,402	--	887	2,815,319	12,918,144
Fidelity Series Emerging Markets Opportunities Fund	62,858,766	31,341,342	4,564,950	--	70,343	26,364,990	116,070,491
Fidelity Series Floating Rate High Income Fund	913,185	212,237	25,484	24,746	365	98,402	1,198,705
Fidelity Series Government Bond Index Fund	15,858,297	9,495,584	3,685,342	134,015	25,697	(92,582)	21,601,654
Fidelity Series Government Money Market Fund 0.16%	5,905,521	7,075,217	11,680,841	4,141	--	--	1,299,897
Fidelity Series High Income Fund	4,649,299	1,093,217	127,423	155,757	1,933	528,708	6,145,734
Fidelity Series Inflation-Protected Bond Index Fund	13,647,353	5,254,613	1,813,703	12,345	9,915	913,677	18,011,855
Fidelity Series International Growth Fund	38,109,618	9,264,462	9,759,402	--	224,347	11,261,421	49,100,446
Fidelity Series International Index Fund	14,782,569	3,461,584	1,306,194	--	(58,596)	3,388,672	20,268,035
Fidelity Series International Small Cap Fund	11,377,259	2,602,516	715,641	--	49,271	3,980,823	17,294,228
Fidelity Series International Value Fund	36,453,641	9,258,145	4,959,916	--	(285,190)	8,267,455	48,734,135
Fidelity Series Investment Grade Bond Fund	14,136,106	11,251,053	2,352,613	250,207	38,187	961,982	24,034,715
Fidelity Series Investment Grade Securitized Fund	10,828,640	7,759,597	2,331,117	81,825	4,618	134,793	16,396,531
Fidelity Series Large Cap Growth Index Fund	39,935,026	10,763,423	12,218,419	959,484	1,272,502	16,523,163	56,275,695
Fidelity Series Large Cap Stock Fund	41,481,954	14,610,005	3,216,571	2,074,329	(59,376)	7,810,531	60,626,543
Fidelity Series Large Cap Value Index Fund	77,082,200	25,111,345	4,313,873	--	(152,829)	16,946,485	114,673,328
Fidelity Series Long-Term Treasury Bond Index Fund	15,259,420	7,900,544	2,138,704	432,786	141,458	(620,852)	20,541,866
Fidelity Series Overseas Fund	36,192,417	10,494,339	8,818,836	--	(442,080)	11,603,097	49,028,937
Fidelity Series Real Estate Income Fund	2,526,561	698,931	79,875	111,433	1,029	502,103	3,648,749
Fidelity Series Short-Term Credit Fund	1,406,173	16,042	--	16,043	--	52,738	1,474,953
Fidelity Series Small Cap Opportunities Fund	20,553,439	5,312,536	2,333,356	172,046	(398,387)	5,718,838	28,853,070
Fidelity Series Treasury Bill Index Fund	16,132,168	249,484	6,765,322	62,192	(18,452)	(33,971)	9,563,907
Fidelity Series Value Discovery Fund	24,115,610	12,229,785	1,086,118	--	(10,381)	6,380,717	41,629,613
	612,672,203	241,768,025	111,482,049	22,281,080	1,943,085	147,354,163	892,255,427

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$412,472,238	$412,472,238	$--	$--
International Equity Funds	332,309,809	332,309,809	--	--
Bond Funds	135,134,623	135,134,623	--	--
Short-Term Funds	12,338,806	12,338,806	--	--
Total Investments in Securities:	$892,255,476	$892,255,476	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $843,951,635)	892,255,427
Total Investment in Securities (cost $843,951,684)		$892,255,476
Cash		507
Receivable for investments sold		5,328,896
Receivable for fund shares sold		976,105
Total assets		898,560,984
Liabilities
Payable for investments purchased	$5,885,301
Payable for fund shares redeemed	178,298
Accrued management fee	253,473
Distribution and service plan fees payable	1,164
Total liabilities		6,318,236
Net Assets		$892,242,748
Net Assets consist of:
Paid in capital		$825,158,883
Total accumulated earnings (loss)		67,083,865
Net Assets		$892,242,748
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,582,139 ÷ 150,512 shares)(a)		$10.51
Maximum offering price per share (100/94.25 of $10.51)		$11.15
Class M:
Net Asset Value and redemption price per share ($498,253 ÷ 47,477 shares)(a)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class C:
Net Asset Value and offering price per share ($842,917 ÷ 80,716 shares)(a)		$10.44
Fidelity Freedom Blend 2035 Fund:
Net Asset Value, offering price and redemption price per share ($23,400,232 ÷ 2,221,975 shares)		$10.53
Class K:
Net Asset Value, offering price and redemption price per share ($17,211,452 ÷ 1,632,468 shares)		$10.54
Class K6:
Net Asset Value, offering price and redemption price per share ($832,891,737 ÷ 78,837,962 shares)		$10.56
Class I:
Net Asset Value, offering price and redemption price per share ($12,328,862 ÷ 1,171,301 shares)		$10.53
Class Z:
Net Asset Value, offering price and redemption price per share ($286,578 ÷ 27,159 shares)		$10.55
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,200,578 ÷ 303,139 shares)		$10.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,890,994
Expenses
Management fee	$1,358,432
Distribution and service plan fees	5,119
Independent trustees' fees and expenses	1,030
Total expenses before reductions	1,364,581
Expense reductions	(61)
Total expenses after reductions		1,364,520
Net investment income (loss)		1,526,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,943,085
Capital gain distributions from underlying funds:
Affiliated issuers	19,390,086
Total net realized gain (loss)		21,333,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	147,354,163
Total change in net unrealized appreciation (depreciation)		147,354,163
Net gain (loss)		168,687,334
Net increase (decrease) in net assets resulting from operations		$170,213,808

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,526,474	$11,474,916
Net realized gain (loss)	21,333,171	16,132,295
Change in net unrealized appreciation (depreciation)	147,354,163	(100,716,270)
Net increase (decrease) in net assets resulting from operations	170,213,808	(73,109,059)
Distributions to shareholders	(8,636,201)	(23,043,735)
Share transactions - net increase (decrease)	118,000,903	683,771,373
Total increase (decrease) in net assets	279,578,510	587,618,579
Net Assets
Beginning of period	612,664,238	25,045,659
End of period	$892,242,748	$612,664,238

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$9.60	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.15	–C
Net realized and unrealized gain (loss)	2.15	(.94)	(.15)
Total from investment operations	2.15	(.79)	(.15)
Distributions from net investment income	–	(.17)	(.14)
Distributions from net realized gain	(.10)	(.19)	(.12)
Total distributions	(.10)	(.35)D	(.25)D
Net asset value, end of period	$10.51	$8.46	$9.60
Total ReturnE,F,G	25.64%	(8.89)%	(1.18)%
Ratios to Average Net AssetsH
Expenses before reductions	.78%I	.78%	.79%I,J
Expenses net of fee waivers, if any	.78%I	.78%	.79%I,J
Expenses net of all reductions	.77%I	.78%	.79%I,J
Net investment income (loss)	(.05)%I	1.52%	.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,582	$790	$357
Portfolio turnover rateK	28%I	31%	16%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.13	(.01)
Net realized and unrealized gain (loss)	2.15	(.94)	(.15)
Total from investment operations	2.13	(.81)	(.16)
Distributions from net investment income	–	(.14)	(.13)
Distributions from net realized gain	(.10)	(.19)	(.12)
Total distributions	(.10)	(.32)C	(.25)
Net asset value, end of period	$10.49	$8.46	$9.59
Total ReturnD,E	25.34%	(9.06)%	(1.30)%
Ratios to Average Net AssetsF
Expenses before reductions	1.03%G	1.03%	1.03%G
Expenses net of fee waivers, if any	1.03%G	1.03%	1.03%G
Expenses net of all reductions	1.03%G	1.03%	1.03%G
Net investment income (loss)	(.31)%G	1.27%	(.16)%G
Supplemental Data
Net assets, end of period (000 omitted)	$498	$291	$177
Portfolio turnover rateH	28%G	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.44	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	.08	(.04)
Net realized and unrealized gain (loss)	2.14	(.94)	(.14)
Total from investment operations	2.10	(.86)	(.18)
Distributions from net investment income	–	(.10)	(.11)
Distributions from net realized gain	(.10)	(.19)	(.12)
Total distributions	(.10)	(.29)	(.23)
Net asset value, end of period	$10.44	$8.44	$9.59
Total ReturnC,D	25.04%	(9.54)%	(1.56)%
Ratios to Average Net AssetsE
Expenses before reductions	1.54%F,G	1.53%	1.54%F,G
Expenses net of fee waivers, if any	1.54%F,G	1.53%	1.54%F,G
Expenses net of all reductions	1.54%F,G	1.53%	1.54%F,G
Net investment income (loss)	(.81)%F	.77%	(.67)%F
Supplemental Data
Net assets, end of period (000 omitted)	$843	$274	$207
Portfolio turnover rateH	28%F	31%	16%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.17	.02
Net realized and unrealized gain (loss)	2.16	(.94)	(.15)
Total from investment operations	2.17	(.77)	(.13)
Distributions from net investment income	–	(.18)	(.15)
Distributions from net realized gain	(.12)	(.19)	(.12)
Total distributions	(.12)	(.36)C	(.26)C
Net asset value, end of period	$10.53	$8.48	$9.61
Total ReturnD	25.73%	(8.68)%	(.96)%
Ratios to Average Net AssetsE
Expenses before reductions	.53%F	.54%G	.53%F
Expenses net of fee waivers, if any	.53%F	.54%G	.53%F
Expenses net of all reductions	.53%F	.54%G	.53%F
Net investment income (loss)	.19%F	1.76%	.34%F
Supplemental Data
Net assets, end of period (000 omitted)	$23,400	$14,672	$984
Portfolio turnover rateH	28%F	31%	16%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.02
Net realized and unrealized gain (loss)	2.16	(.94)	(.15)
Total from investment operations	2.17	(.75)	(.13)
Distributions from net investment income	–	(.19)	(.15)
Distributions from net realized gain	(.11)	(.19)	(.12)
Total distributions	(.11)	(.38)	(.26)C
Net asset value, end of period	$10.54	$8.48	$9.61
Total ReturnD	25.82%	(8.56)%	(.97)%
Ratios to Average Net AssetsE
Expenses before reductions	.43%F	.43%	.43%F
Expenses net of fee waivers, if any	.43%F	.43%	.43%F
Expenses net of all reductions	.43%F	.43%	.43%F
Net investment income (loss)	.29%F	1.87%	.44%F
Supplemental Data
Net assets, end of period (000 omitted)	$17,211	$16,000	$99
Portfolio turnover rateG	28%F	31%	16%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.50	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.20	.03
Net realized and unrealized gain (loss)	2.16	(.94)	(.15)
Total from investment operations	2.18	(.74)	(.12)
Distributions from net investment income	–	(.18)	(.15)
Distributions from net realized gain	(.12)	(.19)	(.12)
Total distributions	(.12)	(.37)	(.27)
Net asset value, end of period	$10.56	$8.50	$9.61
Total ReturnC	25.80%	(8.41)%	(.93)%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E	.33%	.34%E,F
Expenses net of fee waivers, if any	.33%E	.33%	.34%E,F
Expenses net of all reductions	.33%E	.33%	.34%E,F
Net investment income (loss)	.39%E	1.97%	.54%E
Supplemental Data
Net assets, end of period (000 omitted)	$832,892	$572,455	$22,910
Portfolio turnover rateG	28%E	31%	16%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.02
Net realized and unrealized gain (loss)	2.16	(.94)	(.15)
Total from investment operations	2.17	(.76)	(.13)
Distributions from net investment income	–	(.19)	(.14)
Distributions from net realized gain	(.12)	(.19)	(.12)
Total distributions	(.12)	(.37)C	(.26)
Net asset value, end of period	$10.53	$8.48	$9.61
Total ReturnD	25.75%	(8.60)%	(1.01)%
Ratios to Average Net AssetsE
Expenses before reductions	.53%F	.54%G	.53%F
Expenses net of fee waivers, if any	.53%F	.54%G	.53%F
Expenses net of all reductions	.53%F	.54%G	.53%F
Net investment income (loss)	.19%F	1.76%	.34%F
Supplemental Data
Net assets, end of period (000 omitted)	$12,329	$5,807	$108
Portfolio turnover rateH	28%F	31%	16%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.49	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.02
Net realized and unrealized gain (loss)	2.16	(.94)	(.15)
Total from investment operations	2.17	(.75)	(.13)
Distributions from net investment income	–	(.18)	(.15)
Distributions from net realized gain	(.11)	(.19)	(.12)
Total distributions	(.11)	(.37)	(.26)C
Net asset value, end of period	$10.55	$8.49	$9.61
Total ReturnD	25.79%	(8.52)%	(.97)%
Ratios to Average Net AssetsE
Expenses before reductions	.43%F	.43%	.43%F
Expenses net of fee waivers, if any	.43%F	.43%	.43%F
Expenses net of all reductions	.43%F	.43%	.43%F
Net investment income (loss)	.29%F	1.87%	.44%F
Supplemental Data
Net assets, end of period (000 omitted)	$287	$228	$103
Portfolio turnover rateG	28%F	31%	16%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.50	$9.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.18	.03
Net realized and unrealized gain (loss)	2.16	(.93)	(.14)
Total from investment operations	2.18	(.75)	(.11)
Distributions from net investment income	–	(.19)	(.15)
Distributions from net realized gain	(.12)	(.19)	(.12)
Total distributions	(.12)	(.37)C	(.27)
Net asset value, end of period	$10.56	$8.50	$9.62
Total ReturnD	25.85%	(8.48)%	(.83)%
Ratios to Average Net AssetsE
Expenses before reductions	.33%F	.34%G	.33%F
Expenses net of fee waivers, if any	.33%F	.34%G	.33%F
Expenses net of all reductions	.33%F	.34%G	.33%F
Net investment income (loss)	.39%F	1.96%	.54%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,201	$2,148	$99
Portfolio turnover rateH	28%F	31%	16%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2040 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,287,052	$87,289,231
Fidelity Series Commodity Strategy Fund (a)	4,784,512	19,903,570
Fidelity Series Large Cap Growth Index Fund (a)	3,924,284	55,881,804
Fidelity Series Large Cap Stock Fund (a)	4,251,483	60,201,001
Fidelity Series Large Cap Value Index Fund (a)	9,816,144	113,867,268
Fidelity Series Small Cap Opportunities Fund (a)	2,245,319	28,650,270
Fidelity Series Value Discovery Fund (a)	3,344,388	41,336,641
TOTAL DOMESTIC EQUITY FUNDS
(Cost $392,236,096)		407,129,785

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	1,814,687	18,564,244
Fidelity Series Emerging Markets Fund (a)	1,300,323	12,262,049
Fidelity Series Emerging Markets Opportunities Fund (a)	5,251,439	110,175,200
Fidelity Series International Growth Fund (a)	2,568,010	48,227,226
Fidelity Series International Index Fund (a)	2,003,234	19,912,145
Fidelity Series International Small Cap Fund (a)	954,589	16,991,692
Fidelity Series International Value Fund (a)	5,553,041	47,867,209
Fidelity Series Overseas Fund (a)	4,307,419	48,156,949
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $297,155,409)		322,156,714

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	8,173	91,944
Fidelity Series Emerging Markets Debt Fund (a)	532,676	4,826,048
Fidelity Series Floating Rate High Income Fund (a)	119,268	1,055,525
Fidelity Series Government Bond Index Fund (a)	9,770	109,907
Fidelity Series High Income Fund (a)	591,948	5,398,570
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,495,482	16,001,658
Fidelity Series Investment Grade Bond Fund (a)	10,005	122,458
Fidelity Series Investment Grade Securitized Fund (a)	7,812	83,350
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,765,600	18,238,647
Fidelity Series Real Estate Income Fund (a)	321,146	3,205,041
TOTAL BOND FUNDS
(Cost $46,959,559)		49,133,148

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	1,168,073	1,168,073
Fidelity Series Short-Term Credit Fund (a)	135,281	1,386,630
Fidelity Series Treasury Bill Index Fund (a)	842,161	8,430,036
TOTAL SHORT-TERM FUNDS
(Cost $10,953,039)		10,984,739
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $747,304,103)		789,404,386
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,141)
NET ASSETS - 100%		$789,392,245

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$53,295,544	$31,900,981	$15,260,259	$17,284,371	$2,055,103	$15,297,862	$87,289,231
Fidelity Series Canada Fund	12,765,429	3,898,108	1,276,601	--	(138,098)	3,315,406	18,564,244
Fidelity Series Commodity Strategy Fund	18,602,659	3,537,611	4,557,691	84,268	(763,586)	3,084,577	19,903,570
Fidelity Series Corporate Bond Fund	164,811	33,659	112,602	1,158	(9,514)	15,590	91,944
Fidelity Series Emerging Markets Debt Fund	3,735,342	698,010	100,321	119,616	1,387	491,630	4,826,048
Fidelity Series Emerging Markets Fund	6,612,327	3,370,343	399,791	--	3,655	2,675,515	12,262,049
Fidelity Series Emerging Markets Opportunities Fund	60,871,006	27,251,248	3,022,969	--	36,645	25,039,270	110,175,200
Fidelity Series Floating Rate High Income Fund	829,033	161,974	24,271	22,039	261	88,528	1,055,525
Fidelity Series Government Bond Index Fund	251,199	28,492	169,887	725	(152)	255	109,907
Fidelity Series Government Money Market Fund 0.16%	5,078,540	6,091,393	10,001,860	3,686	--	--	1,168,073
Fidelity Series High Income Fund	4,206,121	837,991	121,356	138,319	1,353	474,461	5,398,570
Fidelity Series Inflation-Protected Bond Index Fund	12,505,366	4,543,033	1,860,045	10,954	(9,157)	822,461	16,001,658
Fidelity Series International Growth Fund	37,076,431	7,825,707	7,873,118	--	272,298	10,925,908	48,227,226
Fidelity Series International Index Fund	14,568,713	3,245,966	1,169,105	--	(49,998)	3,316,569	19,912,145
Fidelity Series International Small Cap Fund	11,048,153	2,438,139	412,019	--	42,067	3,875,352	16,991,692
Fidelity Series International Value Fund	35,647,691	8,726,206	4,359,849	--	(146,081)	7,999,242	47,867,209
Fidelity Series Investment Grade Bond Fund	248,523	37,618	168,983	1,356	(6,458)	11,758	122,458
Fidelity Series Investment Grade Securitized Fund	172,200	28,253	117,768	442	2	663	83,350
Fidelity Series Large Cap Growth Index Fund	39,786,276	9,153,022	10,541,626	958,928	1,219,380	16,264,752	55,881,804
Fidelity Series Large Cap Stock Fund	41,404,147	13,987,390	2,916,861	2,051,386	(90,129)	7,816,454	60,201,001
Fidelity Series Large Cap Value Index Fund	76,703,329	23,928,214	3,446,040	--	(95,543)	16,777,308	113,867,268
Fidelity Series Long-Term Treasury Bond Index Fund	14,013,171	7,170,999	2,504,395	384,341	175,169	(616,297)	18,238,647
Fidelity Series Overseas Fund	35,484,619	9,317,656	7,477,149	--	(369,994)	11,201,817	48,156,949
Fidelity Series Real Estate Income Fund	2,292,455	537,551	76,068	99,072	765	450,338	3,205,041
Fidelity Series Short-Term Credit Fund	1,321,969	15,081	--	15,082	--	49,580	1,386,630
Fidelity Series Small Cap Opportunities Fund	20,518,813	4,978,399	2,108,233	171,122	(347,812)	5,609,103	28,650,270
Fidelity Series Treasury Bill Index Fund	14,573,808	154,775	6,250,519	55,824	(17,819)	(30,209)	8,430,036
Fidelity Series Value Discovery Fund	24,063,777	11,726,729	783,818	--	16,871	6,313,082	41,336,641
	547,841,452	185,624,548	87,113,204	21,402,689	1,780,615	141,270,975	789,404,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$407,129,785	$407,129,785	$--	$--
International Equity Funds	322,156,714	322,156,714	--	--
Bond Funds	49,133,148	49,133,148	--	--
Short-Term Funds	10,984,739	10,984,739	--	--
Total Investments in Securities:	$789,404,386	$789,404,386	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $747,304,103)	$789,404,386
Total Investment in Securities (cost $747,304,103)		$789,404,386
Cash		255
Receivable for investments sold		5,072,892
Receivable for fund shares sold		910,765
Total assets		795,388,298
Liabilities
Payable for investments purchased	$5,331,822
Payable for fund shares redeemed	431,621
Accrued management fee	231,210
Distribution and service plan fees payable	1,400
Total liabilities		5,996,053
Net Assets		$789,392,245
Net Assets consist of:
Paid in capital		$728,691,458
Total accumulated earnings (loss)		60,700,787
Net Assets		$789,392,245
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,604,835 ÷ 153,566 shares)(a)		$10.45
Maximum offering price per share (100/94.25 of $10.45)		$11.09
Class M:
Net Asset Value and redemption price per share ($578,196 ÷ 55,347 shares)(a)		$10.45
Maximum offering price per share (100/96.50 of $10.45)		$10.83
Class C:
Net Asset Value and offering price per share ($1,003,235 ÷ 96,670 shares)(a)		$10.38
Fidelity Freedom Blend 2040 Fund:
Net Asset Value, offering price and redemption price per share ($22,185,102 ÷ 2,116,819 shares)		$10.48
Class K:
Net Asset Value, offering price and redemption price per share ($13,830,856 ÷ 1,317,590 shares)		$10.50
Class K6:
Net Asset Value, offering price and redemption price per share ($739,277,657 ÷ 70,277,856 shares)		$10.52
Class I:
Net Asset Value, offering price and redemption price per share ($9,102,262 ÷ 868,389 shares)		$10.48
Class Z:
Net Asset Value, offering price and redemption price per share ($113,581 ÷ 10,798 shares)		$10.52
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,696,521 ÷ 161,201 shares)		$10.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,117,199
Expenses
Management fee	$1,242,297
Distribution and service plan fees	6,256
Independent trustees' fees and expenses	917
Total expenses		1,249,470
Net investment income (loss)		867,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,780,615
Capital gain distributions from underlying funds:
Affiliated issuers	19,285,490
Total net realized gain (loss)		21,066,105
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	141,270,975
Total change in net unrealized appreciation (depreciation)		141,270,975
Net gain (loss)		162,337,080
Net increase (decrease) in net assets resulting from operations		$163,204,809

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$867,729	$10,143,182
Net realized gain (loss)	21,066,105	14,434,632
Change in net unrealized appreciation (depreciation)	141,270,975	(100,419,627)
Net increase (decrease) in net assets resulting from operations	163,204,809	(75,841,813)
Distributions to shareholders	(7,700,929)	(20,176,064)
Share transactions - net increase (decrease)	86,054,573	627,158,598
Total increase (decrease) in net assets	241,558,453	531,140,721
Net Assets
Beginning of period	547,833,792	16,693,071
End of period	$789,392,245	$547,833,792

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.15	–C
Net realized and unrealized gain (loss)	2.30	(1.09)	(.17)
Total from investment operations	2.29	(.94)	(.17)
Distributions from net investment income	–	(.17)	(.14)
Distributions from net realized gain	(.11)	(.17)	(.14)
Total distributions	(.11)	(.34)	(.28)
Net asset value, end of period	$10.45	$8.27	$9.55
Total ReturnD,E	27.86%	(10.57)%	(1.39)%
Ratios to Average Net AssetsF
Expenses before reductions	.79%G	.79%	.80%G,H
Expenses net of fee waivers, if any	.79%G	.79%	.80%G,H
Expenses net of all reductions	.79%G	.79%	.80%G,H
Net investment income (loss)	(.19)%G	1.48%	.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,605	$695	$255
Portfolio turnover rateI	25%G	27%	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.12	(.01)
Net realized and unrealized gain (loss)	2.29	(1.08)	(.18)
Total from investment operations	2.27	(.96)	(.19)
Distributions from net investment income	–	(.14)	(.12)
Distributions from net realized gain	(.10)	(.17)	(.14)
Total distributions	(.10)	(.31)	(.26)
Net asset value, end of period	$10.45	$8.28	$9.55
Total ReturnC,D	27.66%	(10.74)%	(1.59)%
Ratios to Average Net AssetsE
Expenses before reductions	1.04%F	1.04%	1.04%F
Expenses net of fee waivers, if any	1.04%F	1.04%	1.04%F
Expenses net of all reductions	1.04%F	1.04%	1.04%F
Net investment income (loss)	(.44)%F	1.23%	(.23)%F
Supplemental Data
Net assets, end of period (000 omitted)	$578	$318	$131
Portfolio turnover rateG	25%F	27%	17%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.25	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	.07	(.04)
Net realized and unrealized gain (loss)	2.28	(1.07)	(.18)
Total from investment operations	2.23	(1.00)	(.22)
Distributions from net investment income	–	(.12)	(.11)
Distributions from net realized gain	(.10)	(.17)	(.14)
Total distributions	(.10)	(.29)	(.24)C
Net asset value, end of period	$10.38	$8.25	$9.54
Total ReturnD,E	27.28%	(11.10)%	(1.88)%
Ratios to Average Net AssetsF
Expenses before reductions	1.55%G,H	1.54%	1.55%G,H
Expenses net of fee waivers, if any	1.55%G,H	1.54%	1.55%G,H
Expenses net of all reductions	1.55%G,H	1.54%	1.55%G,H
Net investment income (loss)	(.95)%G	.73%	(.74)%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,003	$357	$208
Portfolio turnover rateI	25%G	27%	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.16	.01
Net realized and unrealized gain (loss)	2.30	(1.06)	(.18)
Total from investment operations	2.30	(.90)	(.17)
Distributions from net investment income	–	(.18)	(.14)
Distributions from net realized gain	(.11)	(.17)	(.14)
Total distributions	(.11)	(.36)D	(.28)
Net asset value, end of period	$10.48	$8.29	$9.55
Total ReturnE	27.99%	(10.24)%	(1.35)%
Ratios to Average Net AssetsF
Expenses before reductions	.54%G	.55%H	.54%G
Expenses net of fee waivers, if any	.54%G	.55%H	.54%G
Expenses net of all reductions	.54%G	.55%H	.54%G
Net investment income (loss)	.06%G	1.72%	.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$22,185	$15,147	$590
Portfolio turnover rateI	25%G	27%	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.02
Net realized and unrealized gain (loss)	2.30	(1.08)	(.17)
Total from investment operations	2.31	(.90)	(.15)
Distributions from net investment income	–	(.19)	(.14)
Distributions from net realized gain	(.11)	(.17)	(.14)
Total distributions	(.11)	(.37)C	(.28)
Net asset value, end of period	$10.50	$8.30	$9.57
Total ReturnD	28.06%	(10.22)%	(1.19)%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F	.44%	.44%F
Expenses net of fee waivers, if any	.44%F	.44%	.44%F
Expenses net of all reductions	.44%F	.44%	.44%F
Net investment income (loss)	.16%F	1.83%	.37%F
Supplemental Data
Net assets, end of period (000 omitted)	$13,831	$15,212	$99
Portfolio turnover rateG	25%F	27%	17%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.02
Net realized and unrealized gain (loss)	2.30	(1.08)	(.17)
Total from investment operations	2.31	(.89)	(.15)
Distributions from net investment income	–	(.18)	(.14)
Distributions from net realized gain	(.11)	(.18)	(.14)
Total distributions	(.11)	(.36)	(.28)
Net asset value, end of period	$10.52	$8.32	$9.57
Total ReturnC	28.04%	(10.07)%	(1.14)%
Ratios to Average Net AssetsD
Expenses before reductions	.34%E	.34%	.35%E,F
Expenses net of fee waivers, if any	.34%E	.34%	.35%E,F
Expenses net of all reductions	.34%E	.34%	.35%E,F
Net investment income (loss)	.26%E	1.93%	.46%E
Supplemental Data
Net assets, end of period (000 omitted)	$739,278	$510,439	$14,956
Portfolio turnover rateG	25%E	27%	17%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.17	.01
Net realized and unrealized gain (loss)	2.29	(1.07)	(.18)
Total from investment operations	2.29	(.90)	(.17)
Distributions from net investment income	–C	(.19)	(.14)
Distributions from net realized gain	(.11)	(.17)	(.14)
Total distributions	(.11)	(.36)	(.27)D
Net asset value, end of period	$10.48	$8.30	$9.56
Total ReturnE	27.85%	(10.17)%	(1.33)%
Ratios to Average Net AssetsF
Expenses before reductions	.54%G	.55%H	.54%G
Expenses net of fee waivers, if any	.54%G	.55%H	.54%G
Expenses net of all reductions	.54%G	.55%H	.54%G
Net investment income (loss)	.06%G	1.73%	.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,102	$4,049	$100
Portfolio turnover rateI	25%G	27%	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.02
Net realized and unrealized gain (loss)	2.30	(1.08)	(.17)
Total from investment operations	2.31	(.90)	(.15)
Distributions from net investment income	–	(.17)	(.14)
Distributions from net realized gain	(.11)	(.17)	(.14)
Total distributions	(.11)	(.35)C	(.28)
Net asset value, end of period	$10.52	$8.32	$9.57
Total ReturnD	27.98%	(10.17)%	(1.19)%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F	.44%	.44%F
Expenses net of fee waivers, if any	.44%F	.44%	.44%F
Expenses net of all reductions	.44%F	.44%	.44%F
Net investment income (loss)	.16%F	1.83%	.37%F
Supplemental Data
Net assets, end of period (000 omitted)	$114	$89	$99
Portfolio turnover rateG	25%F	27%	17%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.03
Net realized and unrealized gain (loss)	2.31	(1.08)	(.18)
Total from investment operations	2.32	(.90)	(.15)
Distributions from net investment income	–	(.18)	(.14)
Distributions from net realized gain	(.12)	(.17)	(.14)
Total distributions	(.12)	(.35)	(.28)
Net asset value, end of period	$10.52	$8.32	$9.57
Total ReturnC	28.08%	(10.14)%	(1.14)%
Ratios to Average Net AssetsD
Expenses before reductions	.34%E	.35%F	.34%E
Expenses net of fee waivers, if any	.34%E	.35%F	.34%E
Expenses net of all reductions	.34%E	.35%F	.34%E
Net investment income (loss)	.26%E	1.92%	.47%E
Supplemental Data
Net assets, end of period (000 omitted)	$1,697	$1,528	$256
Portfolio turnover rateG	25%E	27%	17%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2045 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,517,493	$74,583,808
Fidelity Series Commodity Strategy Fund (a)	4,088,093	17,006,467
Fidelity Series Large Cap Growth Index Fund (a)	3,353,084	47,747,912
Fidelity Series Large Cap Stock Fund (a)	3,632,654	51,438,380
Fidelity Series Large Cap Value Index Fund (a)	8,387,343	97,293,173
Fidelity Series Small Cap Opportunities Fund (a)	1,918,502	24,480,084
Fidelity Series Value Discovery Fund (a)	2,857,589	35,319,805
TOTAL DOMESTIC EQUITY FUNDS
(Cost $335,084,726)		347,869,629

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	1,550,575	15,862,378
Fidelity Series Emerging Markets Fund (a)	1,111,049	10,477,189
Fidelity Series Emerging Markets Opportunities Fund (a)	4,487,044	94,138,183
Fidelity Series International Growth Fund (a)	2,194,240	41,207,827
Fidelity Series International Index Fund (a)	1,711,683	17,014,128
Fidelity Series International Small Cap Fund (a)	815,573	14,517,192
Fidelity Series International Value Fund (a)	4,744,813	40,900,290
Fidelity Series Overseas Fund (a)	3,680,483	41,147,798
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $253,585,537)		275,264,985

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	6,979	78,518
Fidelity Series Emerging Markets Debt Fund (a)	455,101	4,123,214
Fidelity Series Floating Rate High Income Fund (a)	101,905	901,857
Fidelity Series Government Bond Index Fund (a)	8,339	93,812
Fidelity Series High Income Fund (a)	505,726	4,612,218
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,277,802	13,672,484
Fidelity Series Investment Grade Bond Fund (a)	8,557	104,737
Fidelity Series Investment Grade Securitized Fund (a)	6,673	71,203
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,508,606	15,583,896
Fidelity Series Real Estate Income Fund (a)	274,527	2,739,783
TOTAL BOND FUNDS
(Cost $40,127,608)		41,981,722

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.10% (b)	246	246
Fidelity Series Government Money Market Fund 0.16% (a)(c)	1,045,956	1,045,956
Fidelity Series Short-Term Credit Fund (a)	113,544	1,163,826
Fidelity Series Treasury Bill Index Fund (a)	716,883	7,175,997
TOTAL SHORT-TERM FUNDS
(Cost $9,359,310)		9,386,025
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $638,157,181)		674,502,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,886)
NET ASSETS - 100%		$674,491,475

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$45,398,547	$27,416,106	$13,013,797	$14,750,405	$1,824,121	$12,958,831	$74,583,808
Fidelity Series Canada Fund	10,877,362	3,337,810	1,072,321	--	(127,550)	2,847,077	15,862,378
Fidelity Series Commodity Strategy Fund	15,847,876	3,016,514	3,830,584	71,909	(649,913)	2,622,574	17,006,467
Fidelity Series Corporate Bond Fund	139,934	28,723	95,322	986	(8,057)	13,240	78,518
Fidelity Series Emerging Markets Debt Fund	3,182,890	599,825	80,661	101,851	905	420,255	4,123,214
Fidelity Series Emerging Markets Fund	5,633,587	2,887,964	330,312	--	5,422	2,280,528	10,477,189
Fidelity Series Emerging Markets Opportunities Fund	51,858,394	23,367,510	2,495,535	--	66,217	21,341,597	94,138,183
Fidelity Series Floating Rate High Income Fund	706,212	139,235	19,515	18,758	214	75,711	901,857
Fidelity Series Government Bond Index Fund	213,162	24,335	143,757	617	(128)	200	93,812
Fidelity Series Government Money Market Fund 0.16%	4,354,063	5,070,999	8,379,106	3,179	--	--	1,045,956
Fidelity Series High Income Fund	3,582,891	720,105	97,574	117,718	1,231	405,565	4,612,218
Fidelity Series Inflation-Protected Bond Index Fund	10,644,373	3,884,713	1,547,877	9,329	(6,809)	698,084	13,672,484
Fidelity Series International Growth Fund	31,568,620	6,670,586	6,595,265	--	179,045	9,384,841	41,207,827
Fidelity Series International Index Fund	12,407,656	2,805,057	995,584	--	(41,486)	2,838,485	17,014,128
Fidelity Series International Small Cap Fund	9,400,796	2,102,885	331,033	--	34,078	3,310,466	14,517,192
Fidelity Series International Value Fund	30,343,617	7,508,537	3,688,724	--	(200,750)	6,937,610	40,900,290
Fidelity Series Investment Grade Bond Fund	211,130	32,189	143,096	1,156	(5,469)	9,983	104,737
Fidelity Series Investment Grade Securitized Fund	146,201	24,132	99,694	377	3	561	71,203
Fidelity Series Large Cap Growth Index Fund	33,894,819	7,936,386	8,987,360	824,360	1,044,481	13,859,586	47,747,912
Fidelity Series Large Cap Stock Fund	35,267,491	11,937,657	2,409,360	1,739,650	(57,148)	6,699,740	51,438,380
Fidelity Series Large Cap Value Index Fund	65,339,354	20,407,001	2,765,278	--	(74,198)	14,386,294	97,293,173
Fidelity Series Long-Term Treasury Bond Index Fund	11,941,249	6,140,695	2,110,749	327,607	143,363	(530,662)	15,583,896
Fidelity Series Overseas Fund	30,281,498	7,966,594	6,354,925	--	(333,798)	9,588,429	41,147,798
Fidelity Series Real Estate Income Fund	1,952,890	462,163	61,173	84,640	779	385,124	2,739,783
Fidelity Series Short-Term Credit Fund	1,109,555	12,658	--	12,659	--	41,613	1,163,826
Fidelity Series Small Cap Opportunities Fund	17,479,666	4,405,762	1,910,088	146,022	(320,725)	4,825,469	24,480,084
Fidelity Series Treasury Bill Index Fund	12,403,593	151,588	5,338,218	47,576	(15,268)	(25,698)	7,175,997
Fidelity Series Value Discovery Fund	20,499,714	10,037,631	631,279	--	17,763	5,395,976	35,319,805
	466,687,140	159,095,360	73,528,187	18,258,799	1,476,323	120,771,479	674,502,115

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$347,869,629	$347,869,629	$--	$--
International Equity Funds	275,264,985	275,264,985	--	--
Bond Funds	41,981,722	41,981,722	--	--
Short-Term Funds	9,386,025	9,386,025	--	--
Total Investments in Securities:	$674,502,361	$674,502,361	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $246)	$246
Other affiliated issuers (cost $638,156,935)	674,502,115
Total Investment in Securities (cost $638,157,181)		$674,502,361
Cash		5
Receivable for investments sold		4,229,347
Receivable for fund shares sold		938,132
Total assets		679,669,845
Liabilities
Payable for investments purchased	$4,702,527
Payable for fund shares redeemed	277,211
Accrued management fee	197,126
Distribution and service plan fees payable	1,506
Total liabilities		5,178,370
Net Assets		$674,491,475
Net Assets consist of:
Paid in capital		$622,418,088
Total accumulated earnings (loss)		52,073,387
Net Assets		$674,491,475
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,342,991 ÷ 128,332 shares)(a)		$10.46
Maximum offering price per share (100/94.25 of $10.46)		$11.10
Class M:
Net Asset Value and redemption price per share ($1,405,098 ÷ 134,628 shares)(a)		$10.44
Maximum offering price per share (100/96.50 of $10.44)		$10.82
Class C:
Net Asset Value and offering price per share ($774,384 ÷ 74,502 shares)(a)		$10.39
Fidelity Freedom Blend 2045 Fund:
Net Asset Value, offering price and redemption price per share ($16,967,254 ÷ 1,617,834 shares)		$10.49
Class K:
Net Asset Value, offering price and redemption price per share ($12,621,542 ÷ 1,202,260 shares)		$10.50
Class K6:
Net Asset Value, offering price and redemption price per share ($631,929,572 ÷ 60,052,942 shares)		$10.52
Class I:
Net Asset Value, offering price and redemption price per share ($7,948,897 ÷ 758,331 shares)		$10.48
Class Z:
Net Asset Value, offering price and redemption price per share ($122,208 ÷ 11,617 shares)		$10.52
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,379,529 ÷ 131,156 shares)		$10.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,802,604
Income from Fidelity Central Funds		5
Total income		1,802,609
Expenses
Management fee	$1,056,778
Distribution and service plan fees	7,199
Independent trustees' fees and expenses	780
Total expenses before reductions	1,064,757
Expense reductions	(1)
Total expenses after reductions		1,064,756
Net investment income (loss)		737,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,476,323
Capital gain distributions from underlying funds:
Affiliated issuers	16,456,195
Total net realized gain (loss)		17,932,518
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	120,771,479
Total change in net unrealized appreciation (depreciation)		120,771,479
Net gain (loss)		138,703,997
Net increase (decrease) in net assets resulting from operations		$139,441,850

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$737,853	$8,616,466
Net realized gain (loss)	17,932,518	12,039,211
Change in net unrealized appreciation (depreciation)	120,771,479	(84,989,975)
Net increase (decrease) in net assets resulting from operations	139,441,850	(64,334,298)
Distributions to shareholders	(6,568,655)	(17,037,978)
Share transactions - net increase (decrease)	74,938,016	538,033,978
Total increase (decrease) in net assets	207,811,211	456,661,702
Net Assets
Beginning of period	466,680,264	10,018,562
End of period	$674,491,475	$466,680,264

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.15	.03
Net realized and unrealized gain (loss)	2.29	(1.07)	(.22)
Total from investment operations	2.28	(.92)	(.19)
Distributions from net investment income	–	(.17)	(.15)
Distributions from net realized gain	(.11)	(.17)	(.11)
Total distributions	(.11)	(.34)	(.26)
Net asset value, end of period	$10.46	$8.29	$9.55
Total ReturnC,D	27.64%	(10.38)%	(1.56)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.79%G
Expenses net of fee waivers, if any	.79%G	.79%	.79%G
Expenses net of all reductions	.79%G	.79%	.79%G
Net investment income (loss)	(.19)%G	1.49%	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,343	$835	$253
Portfolio turnover rateH	25%G	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.12	.02
Net realized and unrealized gain (loss)	2.29	(1.08)	(.22)
Total from investment operations	2.27	(.96)	(.20)
Distributions from net investment income	–	(.14)	(.15)
Distributions from net realized gain	(.10)	(.17)	(.11)
Total distributions	(.10)	(.31)	(.26)
Net asset value, end of period	$10.44	$8.27	$9.54
Total ReturnC,D,E	27.70%	(10.71)%	(1.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.05%I	1.04%H
Expenses net of fee waivers, if any	1.04%H	1.05%I	1.04%H
Expenses net of all reductions	1.04%H	1.05%I	1.04%H
Net investment income (loss)	(.44)%H	1.23%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,405	$1,120	$160
Portfolio turnover rateJ	25%H	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	.07	(.01)
Net realized and unrealized gain (loss)	2.28	(1.08)	(.21)C
Total from investment operations	2.23	(1.01)	(.22)
Distributions from net investment income	–	(.10)	(.13)
Distributions from net realized gain	(.10)	(.17)	(.11)
Total distributions	(.10)	(.27)	(.24)
Net asset value, end of period	$10.39	$8.26	$9.54
Total ReturnD,E	27.20%	(11.14)%	(1.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.55%H,I	1.54%	1.55%H,I
Expenses net of fee waivers, if any	1.55%H,I	1.54%	1.55%H,I
Expenses net of all reductions	1.55%H,I	1.54%	1.55%H,I
Net investment income (loss)	(.95)%H	.74%	(.12)%H
Supplemental Data
Net assets, end of period (000 omitted)	$774	$261	$157
Portfolio turnover rateJ	25%H	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.16	.05
Net realized and unrealized gain (loss)	2.30	(1.07)	(.22)
Total from investment operations	2.30	(.91)	(.17)
Distributions from net investment income	–C	(.18)	(.16)
Distributions from net realized gain	(.11)	(.17)	(.11)
Total distributions	(.11)	(.35)	(.27)
Net asset value, end of period	$10.49	$8.30	$9.56
Total ReturnD	27.97%	(10.29)%	(1.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.56%H	.55%G,H
Expenses net of fee waivers, if any	.54%G	.56%H	.55%G,H
Expenses net of all reductions	.54%G	.56%H	.55%G,H
Net investment income (loss)	.06%G	1.72%	.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,967	$10,682	$748
Portfolio turnover rateI	25%G	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.05
Net realized and unrealized gain (loss)	2.30	(1.07)	(.22)
Total from investment operations	2.31	(.89)	(.17)
Distributions from net investment income	–	(.19)	(.16)
Distributions from net realized gain	(.11)	(.17)	(.11)
Total distributions	(.11)	(.37)C	(.27)
Net asset value, end of period	$10.50	$8.30	$9.56
Total ReturnD	28.06%	(10.14)%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%G
Expenses net of fee waivers, if any	.44%G	.44%	.44%G
Expenses net of all reductions	.44%G	.44%	.44%G
Net investment income (loss)	.16%G	1.84%	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,622	$13,473	$99
Portfolio turnover rateH	25%G	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.06
Net realized and unrealized gain (loss)	2.30	(1.08)	(.22)
Total from investment operations	2.31	(.89)	(.16)
Distributions from net investment income	–	(.18)	(.16)
Distributions from net realized gain	(.11)	(.17)	(.11)
Total distributions	(.11)	(.36)C	(.27)
Net asset value, end of period	$10.52	$8.32	$9.57
Total ReturnD	28.03%	(10.10)%	(1.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%G	.34%	.35%G,H
Expenses net of all reductions	.34%G	.34%	.35%G,H
Net investment income (loss)	.26%G	1.94%	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$631,930	$435,714	$8,306
Portfolio turnover rateI	25%G	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.17	.05
Net realized and unrealized gain (loss)	2.29	(1.07)	(.22)
Total from investment operations	2.29	(.90)	(.17)
Distributions from net investment income	–	(.19)	(.16)
Distributions from net realized gain	(.11)	(.17)	(.11)
Total distributions	(.11)	(.36)	(.27)
Net asset value, end of period	$10.48	$8.30	$9.56
Total ReturnD	27.85%	(10.18)%	(1.38)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.55%H	.54%G
Expenses net of fee waivers, if any	.54%G	.55%H	.54%G
Expenses net of all reductions	.54%G	.55%H	.54%G
Net investment income (loss)	.06%G	1.74%	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,949	$3,395	$99
Portfolio turnover rateI	25%G	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.05
Net realized and unrealized gain (loss)	2.30	(1.08)	(.22)
Total from investment operations	2.31	(.90)	(.17)
Distributions from net investment income	–	(.17)	(.16)
Distributions from net realized gain	(.11)	(.17)	(.11)
Total distributions	(.11)	(.34)	(.27)
Net asset value, end of period	$10.52	$8.32	$9.56
Total ReturnC	27.99%	(10.10)%	(1.35)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%F	.44%	.44%F
Expenses net of fee waivers, if any	.44%F	.44%	.44%F
Expenses net of all reductions	.44%F	.44%	.44%F
Net investment income (loss)	.16%F	1.84%	.99%F
Supplemental Data
Net assets, end of period (000 omitted)	$122	$92	$99
Portfolio turnover rateG	25%F	27%	19%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.06
Net realized and unrealized gain (loss)	2.31	(1.07)	(.22)
Total from investment operations	2.32	(.89)	(.16)
Distributions from net investment income	–	(.19)	(.16)
Distributions from net realized gain	(.12)	(.17)	(.11)
Total distributions	(.12)	(.36)	(.27)
Net asset value, end of period	$10.52	$8.32	$9.57
Total ReturnC	28.09%	(10.10)%	(1.21)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%F	.35%G	.34%F
Expenses net of fee waivers, if any	.34%F	.35%G	.34%F
Expenses net of all reductions	.34%F	.35%G	.34%F
Net investment income (loss)	.26%F	1.94%	1.09%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,380	$1,108	$99
Portfolio turnover rateH	25%F	27%	19%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2050 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,656,857	$60,374,711
Fidelity Series Commodity Strategy Fund (a)	3,309,255	13,766,502
Fidelity Series Large Cap Growth Index Fund (a)	2,714,283	38,651,396
Fidelity Series Large Cap Stock Fund (a)	2,940,592	41,638,784
Fidelity Series Large Cap Value Index Fund (a)	6,789,459	78,757,728
Fidelity Series Small Cap Opportunities Fund (a)	1,553,008	19,816,386
Fidelity Series Value Discovery Fund (a)	2,313,185	28,590,969
TOTAL DOMESTIC EQUITY FUNDS
(Cost $270,032,230)		281,596,476

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	1,255,200	12,840,698
Fidelity Series Emerging Markets Fund (a)	899,377	8,481,128
Fidelity Series Emerging Markets Opportunities Fund (a)	3,632,195	76,203,444
Fidelity Series International Growth Fund (a)	1,776,230	33,357,600
Fidelity Series International Index Fund (a)	1,385,619	13,773,056
Fidelity Series International Small Cap Fund (a)	660,183	11,751,256
Fidelity Series International Value Fund (a)	3,840,925	33,108,776
Fidelity Series Overseas Fund (a)	2,979,341	33,309,032
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $204,812,147)		222,824,990

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	5,648	63,538
Fidelity Series Emerging Markets Debt Fund (a)	366,770	3,322,935
Fidelity Series Floating Rate High Income Fund (a)	82,727	732,130
Fidelity Series Government Bond Index Fund (a)	6,746	75,890
Fidelity Series High Income Fund (a)	409,592	3,735,476
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,034,462	11,068,741
Fidelity Series Investment Grade Bond Fund (a)	6,931	84,840
Fidelity Series Investment Grade Securitized Fund (a)	5,401	57,630
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,221,302	12,616,053
Fidelity Series Real Estate Income Fund (a)	222,903	2,224,572
TOTAL BOND FUNDS
(Cost $32,510,744)		33,981,805

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.10% (b)	49	49
Fidelity Series Government Money Market Fund 0.16% (a)(c)	904,729	904,729
Fidelity Series Short-Term Credit Fund (a)	97,020	994,456
Fidelity Series Treasury Bill Index Fund (a)	569,385	5,699,543
TOTAL SHORT-TERM FUNDS
(Cost $7,578,932)		7,598,777
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $514,934,053)		546,002,048
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,413)
NET ASSETS - 100%		$545,993,635

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$35,853,859	$22,958,539	$10,190,614	$11,925,585	$1,397,153	$10,355,774	$60,374,711
Fidelity Series Canada Fund	8,592,715	2,870,999	805,098	--	(92,563)	2,274,645	12,840,698
Fidelity Series Commodity Strategy Fund	12,516,653	2,691,629	3,032,184	58,140	(477,508)	2,067,912	13,766,502
Fidelity Series Corporate Bond Fund	109,969	24,106	74,681	792	(6,305)	10,449	63,538
Fidelity Series Emerging Markets Debt Fund	2,504,000	548,503	65,822	81,447	713	335,541	3,322,935
Fidelity Series Emerging Markets Fund	4,450,181	2,457,518	262,981	--	6,963	1,829,447	8,481,128
Fidelity Series Emerging Markets Opportunities Fund	40,965,399	20,089,584	2,044,690	--	82,303	17,110,848	76,203,444
Fidelity Series Floating Rate High Income Fund	558,973	128,102	15,925	15,110	117	60,863	732,130
Fidelity Series Government Bond Index Fund	167,351	20,973	112,482	495	(100)	148	75,890
Fidelity Series Government Money Market Fund 0.16%	3,379,025	4,333,681	6,807,977	2,561	--	--	904,729
Fidelity Series High Income Fund	2,829,486	659,577	79,624	94,623	782	325,255	3,735,476
Fidelity Series Inflation-Protected Bond Index Fund	8,398,507	3,301,085	1,185,023	7,438	(10,900)	565,072	11,068,741
Fidelity Series International Growth Fund	24,938,580	5,792,745	5,049,269	--	134,387	7,541,157	33,357,600
Fidelity Series International Index Fund	9,816,743	2,445,557	736,741	--	(21,614)	2,269,111	13,773,056
Fidelity Series International Small Cap Fund	7,433,165	1,889,452	256,548	--	19,574	2,665,613	11,751,256
Fidelity Series International Value Fund	23,967,588	6,555,301	2,820,415	--	(99,755)	5,506,057	33,108,776
Fidelity Series Investment Grade Bond Fund	166,004	27,381	112,164	928	(4,277)	7,896	84,840
Fidelity Series Investment Grade Securitized Fund	114,859	20,393	78,074	302	2	450	57,630
Fidelity Series Large Cap Growth Index Fund	26,770,691	6,987,988	7,049,226	663,313	711,972	11,229,971	38,651,396
Fidelity Series Large Cap Stock Fund	27,851,364	10,439,915	1,967,496	1,404,605	(27,193)	5,342,194	41,638,784
Fidelity Series Large Cap Value Index Fund	51,603,703	17,980,280	2,297,686	--	(56,783)	11,528,214	78,757,728
Fidelity Series Long-Term Treasury Bond Index Fund	9,437,840	5,155,604	1,665,906	261,097	65,191	(376,676)	12,616,053
Fidelity Series Overseas Fund	23,880,282	6,939,464	4,934,475	--	(260,357)	7,684,118	33,309,032
Fidelity Series Real Estate Income Fund	1,542,372	422,551	49,913	68,478	32	309,530	2,224,572
Fidelity Series Short-Term Credit Fund	948,082	10,817	--	10,816	--	35,557	994,456
Fidelity Series Small Cap Opportunities Fund	13,805,646	3,952,307	1,547,613	118,055	(251,643)	3,857,689	19,816,386
Fidelity Series Treasury Bill Index Fund	9,784,765	149,966	4,202,805	37,666	(12,398)	(19,985)	5,699,543
Fidelity Series Value Discovery Fund	16,190,967	8,584,775	526,844	--	16,588	4,325,483	28,590,969
	368,578,769	137,438,792	57,972,276	14,751,451	1,114,381	96,842,333	546,001,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$281,596,476	$281,596,476	$--	$--
International Equity Funds	222,824,990	222,824,990	--	--
Bond Funds	33,981,805	33,981,805	--	--
Short-Term Funds	7,598,777	7,598,777	--	--
Total Investments in Securities:	$546,002,048	$546,002,048	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $514,934,004)	546,001,999
Total Investment in Securities (cost $514,934,053)		$546,002,048
Cash		186
Receivable for investments sold		3,336,181
Receivable for fund shares sold		1,104,620
Total assets		550,443,035
Liabilities
Payable for investments purchased	$4,002,103
Payable for fund shares redeemed	286,612
Accrued management fee	159,661
Distribution and service plan fees payable	1,024
Total liabilities		4,449,400
Net Assets		$545,993,635
Net Assets consist of:
Paid in capital		$502,307,605
Total accumulated earnings (loss)		43,686,030
Net Assets		$545,993,635
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,282,430 ÷ 122,853 shares)(a)		$10.44
Maximum offering price per share (100/94.25 of $10.44)		$11.08
Class M:
Net Asset Value and redemption price per share ($488,789 ÷ 46,973 shares)(a)		$10.41
Maximum offering price per share (100/96.50 of $10.41)		$10.79
Class C:
Net Asset Value and offering price per share ($644,452 ÷ 62,334 shares)(a)		$10.34
Fidelity Freedom Blend 2050 Fund:
Net Asset Value, offering price and redemption price per share ($16,132,510 ÷ 1,543,910 shares)		$10.45
Class K:
Net Asset Value, offering price and redemption price per share ($7,288,993 ÷ 696,726 shares)		$10.46
Class K6:
Net Asset Value, offering price and redemption price per share ($511,739,552 ÷ 48,810,789 shares)		$10.48
Class I:
Net Asset Value, offering price and redemption price per share ($5,724,728 ÷ 547,859 shares)		$10.45
Class Z:
Net Asset Value, offering price and redemption price per share ($113,470 ÷ 10,823 shares)		$10.48
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,578,711 ÷ 245,996 shares)		$10.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,454,088
Expenses
Management fee	$849,056
Distribution and service plan fees	5,339
Independent trustees' fees and expenses	621
Total expenses before reductions	855,016
Expense reductions	(5)
Total expenses after reductions		855,011
Net investment income (loss)		599,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,114,381
Capital gain distributions from underlying funds:
Affiliated issuers	13,297,363
Total net realized gain (loss)		14,411,744
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	96,842,333
Total change in net unrealized appreciation (depreciation)		96,842,333
Net gain (loss)		111,254,077
Net increase (decrease) in net assets resulting from operations		$111,853,154

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$599,077	$6,431,323
Net realized gain (loss)	14,411,744	8,604,244
Change in net unrealized appreciation (depreciation)	96,842,333	(66,297,105)
Net increase (decrease) in net assets resulting from operations	111,853,154	(51,261,538)
Distributions to shareholders	(4,931,027)	(12,506,845)
Share transactions - net increase (decrease)	70,485,091	423,536,446
Total increase (decrease) in net assets	177,407,218	359,768,063
Net Assets
Beginning of period	368,586,417	8,818,354
End of period	$545,993,635	$368,586,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.15	.02
Net realized and unrealized gain (loss)	2.29	(1.08)	(.21)
Total from investment operations	2.28	(.93)	(.19)
Distributions from net investment income	–	(.16)	(.14)
Distributions from net realized gain	(.10)	(.16)	(.16)
Total distributions	(.10)	(.32)	(.30)
Net asset value, end of period	$10.44	$8.26	$9.51
Total ReturnC,D	27.77%	(10.48)%	(1.50)%
Ratios to Average Net AssetsE
Expenses before reductions	.79%F	.79%	.79%F
Expenses net of fee waivers, if any	.79%F	.79%	.79%F
Expenses net of all reductions	.79%F	.79%	.79%F
Net investment income (loss)	(.19)%F	1.51%	.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,282	$644	$239
Portfolio turnover rateG	24%F	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.24	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.12	–C
Net realized and unrealized gain (loss)	2.29	(1.08)	(.20)
Total from investment operations	2.27	(.96)	(.20)
Distributions from net investment income	–	(.14)	(.13)
Distributions from net realized gain	(.10)	(.16)	(.16)
Total distributions	(.10)	(.31)D	(.29)
Net asset value, end of period	$10.41	$8.24	$9.51
Total ReturnE,F	27.70%	(10.80)%	(1.60)%
Ratios to Average Net AssetsG
Expenses before reductions	1.04%H	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%H	1.04%	1.04%H
Expenses net of all reductions	1.04%H	1.04%	1.04%H
Net investment income (loss)	(.44)%H	1.26%	.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$489	$298	$99
Portfolio turnover rateI	24%H	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.21	$9.50	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	.07	(.02)
Net realized and unrealized gain (loss)	2.28	(1.08)	(.20)
Total from investment operations	2.23	(1.01)	(.22)
Distributions from net investment income	–	(.12)	(.12)
Distributions from net realized gain	(.10)	(.16)	(.16)
Total distributions	(.10)	(.28)	(.28)
Net asset value, end of period	$10.34	$8.21	$9.50
Total ReturnC,D,E	27.31%	(11.22)%	(1.89)%
Ratios to Average Net AssetsF
Expenses before reductions	1.54%G	1.54%	1.54%G
Expenses net of fee waivers, if any	1.54%G	1.54%	1.54%G
Expenses net of all reductions	1.54%G	1.54%	1.54%G
Net investment income (loss)	(.94)%G	.76%	(.43)%G
Supplemental Data
Net assets, end of period (000 omitted)	$644	$449	$137
Portfolio turnover rateH	24%G	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.16	.03
Net realized and unrealized gain (loss)	2.30	(1.07)	(.21)
Total from investment operations	2.30	(.91)	(.18)
Distributions from net investment income	–	(.18)	(.15)
Distributions from net realized gain	(.11)	(.16)	(.16)
Total distributions	(.11)	(.34)	(.31)
Net asset value, end of period	$10.45	$8.26	$9.51
Total ReturnD	28.00%	(10.29)%	(1.39)%
Ratios to Average Net AssetsE
Expenses before reductions	.54%F	.56%G	.54%F
Expenses net of fee waivers, if any	.54%F	.56%G	.54%F
Expenses net of all reductions	.54%F	.56%G	.54%F
Net investment income (loss)	.06%F	1.75%	.57%F
Supplemental Data
Net assets, end of period (000 omitted)	$16,133	$9,530	$466
Portfolio turnover rateH	24%F	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.04
Net realized and unrealized gain (loss)	2.28	(1.09)	(.21)
Total from investment operations	2.29	(.90)	(.17)
Distributions from net investment income	–	(.19)	(.15)
Distributions from net realized gain	(.10)	(.16)	(.16)
Total distributions	(.10)	(.35)	(.31)
Net asset value, end of period	$10.46	$8.27	$9.52
Total ReturnC	27.93%	(10.17)%	(1.28)%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E	.44%	.44%E
Expenses net of fee waivers, if any	.44%E	.44%	.44%E
Expenses net of all reductions	.44%E	.44%	.44%E
Net investment income (loss)	.16%E	1.86%	.67%E
Supplemental Data
Net assets, end of period (000 omitted)	$7,289	$8,346	$99
Portfolio turnover rateF	24%E	26%	12%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.04
Net realized and unrealized gain (loss)	2.30	(1.08)	(.20)
Total from investment operations	2.31	(.89)	(.16)
Distributions from net investment income	–	(.18)	(.16)
Distributions from net realized gain	(.11)	(.17)	(.16)
Total distributions	(.11)	(.35)	(.32)
Net asset value, end of period	$10.48	$8.28	$9.52
Total ReturnC	28.07%	(10.13)%	(1.25)%
Ratios to Average Net AssetsD
Expenses before reductions	.34%E	.34%	.35%E,F
Expenses net of fee waivers, if any	.34%E	.34%	.35%E,F
Expenses net of all reductions	.34%E	.34%	.35%E,F
Net investment income (loss)	.26%E	1.96%	.76%E
Supplemental Data
Net assets, end of period (000 omitted)	$511,740	$344,082	$7,480
Portfolio turnover rateG	24%E	26%	12%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.17	.03
Net realized and unrealized gain (loss)	2.29	(1.08)	(.20)
Total from investment operations	2.29	(.91)	(.17)
Distributions from net investment income	–	(.19)	(.15)
Distributions from net realized gain	(.10)	(.16)	(.16)
Total distributions	(.10)	(.35)	(.31)
Net asset value, end of period	$10.45	$8.26	$9.52
Total ReturnD	27.95%	(10.32)%	(1.32)%
Ratios to Average Net AssetsE
Expenses before reductions	.54%F	.54%	.54%F
Expenses net of fee waivers, if any	.54%F	.54%	.54%F
Expenses net of all reductions	.54%F	.54%	.54%F
Net investment income (loss)	.06%F	1.76%	.57%F
Supplemental Data
Net assets, end of period (000 omitted)	$5,725	$3,181	$101
Portfolio turnover rateG	24%F	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.04
Net realized and unrealized gain (loss)	2.29	(1.09)	(.21)
Total from investment operations	2.30	(.91)	(.17)
Distributions from net investment income	–	(.17)	(.15)
Distributions from net realized gain	(.10)	(.16)	(.16)
Total distributions	(.10)	(.33)	(.31)
Net asset value, end of period	$10.48	$8.28	$9.52
Total ReturnC	28.01%	(10.24)%	(1.28)%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E	.44%	.44%E
Expenses net of fee waivers, if any	.44%E	.44%	.44%E
Expenses net of all reductions	.44%E	.44%	.44%E
Net investment income (loss)	.16%E	1.86%	.67%E
Supplemental Data
Net assets, end of period (000 omitted)	$113	$89	$99
Portfolio turnover rateF	24%E	26%	12%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.18	.04
Net realized and unrealized gain (loss)	2.30	(1.08)	(.20)
Total from investment operations	2.31	(.90)	(.16)
Distributions from net investment income	–	(.18)	(.16)
Distributions from net realized gain	(.11)	(.16)	(.16)
Total distributions	(.11)	(.34)	(.32)
Net asset value, end of period	$10.48	$8.28	$9.52
Total ReturnC	28.11%	(10.15)%	(1.25)%
Ratios to Average Net AssetsD
Expenses before reductions	.34%E	.35%F	.34%E
Expenses net of fee waivers, if any	.34%E	.35%F	.34%E
Expenses net of all reductions	.34%E	.35%F	.34%E
Net investment income (loss)	.26%E	1.95%	.77%E
Supplemental Data
Net assets, end of period (000 omitted)	$2,579	$1,968	$99
Portfolio turnover rateG	24%E	26%	12%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2055 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,915,011	$31,616,835
Fidelity Series Commodity Strategy Fund (a)	1,732,967	7,209,142
Fidelity Series Large Cap Growth Index Fund (a)	1,421,410	20,240,876
Fidelity Series Large Cap Stock Fund (a)	1,539,922	21,805,294
Fidelity Series Large Cap Value Index Fund (a)	3,555,489	41,243,667
Fidelity Series Small Cap Opportunities Fund (a)	813,280	10,377,453
Fidelity Series Value Discovery Fund (a)	1,211,361	14,972,425
TOTAL DOMESTIC EQUITY FUNDS
(Cost $140,480,901)		147,465,692

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	657,343	6,724,619
Fidelity Series Emerging Markets Fund (a)	470,977	4,441,317
Fidelity Series Emerging Markets Opportunities Fund (a)	1,902,073	39,905,493
Fidelity Series International Growth Fund (a)	930,189	17,468,943
Fidelity Series International Index Fund (a)	725,646	7,212,921
Fidelity Series International Small Cap Fund (a)	345,680	6,153,099
Fidelity Series International Value Fund (a)	2,011,464	17,338,822
Fidelity Series Overseas Fund (a)	1,560,246	17,443,547
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $106,890,573)		116,688,761

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	2,955	33,245
Fidelity Series Emerging Markets Debt Fund (a)	190,112	1,722,410
Fidelity Series Floating Rate High Income Fund (a)	43,684	386,603
Fidelity Series Government Bond Index Fund (a)	3,527	39,675
Fidelity Series High Income Fund (a)	214,940	1,960,250
Fidelity Series Inflation-Protected Bond Index Fund (a)	541,739	5,796,610
Fidelity Series Investment Grade Bond Fund (a)	3,636	44,507
Fidelity Series Investment Grade Securitized Fund (a)	2,828	30,171
Fidelity Series Long-Term Treasury Bond Index Fund (a)	639,590	6,606,962
Fidelity Series Real Estate Income Fund (a)	117,731	1,174,959
TOTAL BOND FUNDS
(Cost $17,094,119)		17,795,392

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	531,016	531,016
Fidelity Series Short-Term Credit Fund (a)	55,458	568,445
Fidelity Series Treasury Bill Index Fund (a)	287,712	2,879,996
TOTAL SHORT-TERM FUNDS
(Cost $3,971,115)		3,979,457
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $268,436,708)		285,929,302
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,314)
NET ASSETS - 100%		$285,924,988

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,629,639	$13,421,819	$5,287,953	$6,217,447	$640,307	$5,213,023	$31,616,835
Fidelity Series Canada Fund	4,240,298	1,757,828	383,838	--	(41,533)	1,151,864	6,724,619
Fidelity Series Commodity Strategy Fund	6,154,116	1,718,548	1,484,603	30,313	(210,578)	1,031,659	7,209,142
Fidelity Series Corporate Bond Fund	53,784	13,790	36,425	407	(3,077)	5,173	33,245
Fidelity Series Emerging Markets Debt Fund	1,218,132	366,291	31,307	41,327	41	169,253	1,722,410
Fidelity Series Emerging Markets Fund	2,188,485	1,446,382	131,767	--	5,304	932,913	4,441,317
Fidelity Series Emerging Markets Opportunities Fund	20,148,369	11,998,538	1,021,003	--	62,728	8,716,861	39,905,493
Fidelity Series Floating Rate High Income Fund	276,620	86,424	7,574	7,761	41	31,092	386,603
Fidelity Series Government Bond Index Fund	81,727	12,672	54,740	254	(49)	65	39,675
Fidelity Series Government Money Market Fund 0.16%	1,593,579	2,610,083	3,672,646	1,321	--	--	531,016
Fidelity Series High Income Fund	1,391,175	441,694	37,871	48,593	315	164,937	1,960,250
Fidelity Series Inflation-Protected Bond Index Fund	4,124,271	1,945,403	556,117	3,797	(4,522)	287,575	5,796,610
Fidelity Series International Growth Fund	12,262,644	3,711,173	2,418,517	--	80,177	3,833,466	17,468,943
Fidelity Series International Index Fund	4,826,634	1,595,232	352,947	--	(8,849)	1,152,851	7,212,921
Fidelity Series International Small Cap Fund	3,637,021	1,262,604	113,240	--	6,878	1,359,836	6,153,099
Fidelity Series International Value Fund	11,761,177	4,192,813	1,359,721	--	(15,052)	2,759,605	17,338,822
Fidelity Series Investment Grade Bond Fund	81,226	16,172	54,736	478	(2,086)	3,931	44,507
Fidelity Series Investment Grade Securitized Fund	56,141	11,847	38,046	155	2	227	30,171
Fidelity Series Large Cap Growth Index Fund	13,163,490	4,612,025	3,606,474	341,379	277,827	5,794,008	20,240,876
Fidelity Series Large Cap Stock Fund	13,693,571	6,398,423	959,503	729,535	(9,996)	2,682,799	21,805,294
Fidelity Series Large Cap Value Index Fund	25,373,711	11,193,096	1,111,281	--	(29,731)	5,817,872	41,243,667
Fidelity Series Long-Term Treasury Bond Index Fund	4,648,520	2,950,876	835,293	130,944	(11,284)	(145,857)	6,606,962
Fidelity Series Overseas Fund	11,770,612	4,303,491	2,411,828	--	(142,940)	3,924,212	17,443,547
Fidelity Series Real Estate Income Fund	758,851	282,112	23,745	35,757	(153)	157,894	1,174,959
Fidelity Series Short-Term Credit Fund	541,937	6,183	--	6,150	--	20,325	568,445
Fidelity Series Small Cap Opportunities Fund	6,788,869	2,537,232	768,595	61,545	(139,555)	1,959,502	10,377,453
Fidelity Series Treasury Bill Index Fund	4,803,949	87,432	1,995,562	18,563	(6,213)	(9,610)	2,879,996
Fidelity Series Value Discovery Fund	7,961,607	5,066,308	251,427	--	8,196	2,187,741	14,972,425
	181,230,155	84,046,491	29,006,759	7,675,726	456,198	49,203,217	285,929,302

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$147,465,692	$147,465,692	$--	$--
International Equity Funds	116,688,761	116,688,761	--	--
Bond Funds	17,795,392	17,795,392	--	--
Short-Term Funds	3,979,457	3,979,457	--	--
Total Investments in Securities:	$285,929,302	$285,929,302	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $268,436,708)	$285,929,302
Total Investment in Securities (cost $268,436,708)		$285,929,302
Cash		214
Receivable for investments sold		1,607,151
Receivable for fund shares sold		898,790
Total assets		288,435,457
Liabilities
Payable for investments purchased	$2,388,529
Payable for fund shares redeemed	37,675
Accrued management fee	83,708
Distribution and service plan fees payable	557
Total liabilities		2,510,469
Net Assets		$285,924,988
Net Assets consist of:
Paid in capital		$262,135,631
Total accumulated earnings (loss)		23,789,357
Net Assets		$285,924,988
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($842,911 ÷ 80,468 shares)(a)		$10.48
Maximum offering price per share (100/94.25 of $10.47)		$11.11
Class M:
Net Asset Value and redemption price per share ($432,296 ÷ 41,360 shares)(a)		$10.45
Maximum offering price per share (100/96.50 of $10.45)		$10.83
Class C:
Net Asset Value and offering price per share ($251,865 ÷ 24,239 shares)(a)		$10.39
Fidelity Freedom Blend 2055 Fund:
Net Asset Value, offering price and redemption price per share ($9,164,773 ÷ 872,750 shares)		$10.50
Class K:
Net Asset Value, offering price and redemption price per share ($4,672,993 ÷ 444,790 shares)		$10.51
Class K6:
Net Asset Value, offering price and redemption price per share ($266,116,863 ÷ 25,280,861 shares)		$10.53
Class I:
Net Asset Value, offering price and redemption price per share ($3,317,906 ÷ 316,117 shares)		$10.50
Class Z:
Net Asset Value, offering price and redemption price per share ($113,537 ÷ 10,786 shares)		$10.53
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,011,844 ÷ 96,146 shares)		$10.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$753,460
Expenses
Management fee	$438,145
Distribution and service plan fees	2,748
Independent trustees' fees and expenses	313
Total expenses		441,206
Net investment income (loss)		312,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	456,198
Capital gain distributions from underlying funds:
Affiliated issuers	6,922,266
Total net realized gain (loss)		7,378,464
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	49,203,217
Total change in net unrealized appreciation (depreciation)		49,203,217
Net gain (loss)		56,581,681
Net increase (decrease) in net assets resulting from operations		$56,893,935

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$312,254	$2,761,863
Net realized gain (loss)	7,378,464	3,031,085
Change in net unrealized appreciation (depreciation)	49,203,217	(31,971,950)
Net increase (decrease) in net assets resulting from operations	56,893,935	(26,179,002)
Distributions to shareholders	(2,085,875)	(5,105,487)
Share transactions - net increase (decrease)	49,889,218	207,416,351
Total increase (decrease) in net assets	104,697,278	176,131,862
Net Assets
Beginning of period	181,227,710	5,095,848
End of period	$285,924,988	$181,227,710

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.16	.04
Net realized and unrealized gain (loss)	2.31	(1.10)	(.22)
Total from investment operations	2.30	(.94)	(.18)
Distributions from net investment income	–	(.15)	(.14)
Distributions from net realized gain	(.09)	(.14)	(.16)
Total distributions	(.09)	(.30)C	(.31)C
Net asset value, end of period	$10.48	$8.27	$9.51
Total ReturnD,E	27.92%	(10.55)%	(1.46)%
Ratios to Average Net AssetsF
Expenses before reductions	.79%G	.79%	.79%G
Expenses net of fee waivers, if any	.79%G	.79%	.79%G
Expenses net of all reductions	.79%G	.79%	.79%G
Net investment income (loss)	(.19)%G	1.58%	.70%G
Supplemental Data
Net assets, end of period (000 omitted)	$843	$393	$151
Portfolio turnover rateH	24%G	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.13	.02
Net realized and unrealized gain (loss)	2.29	(1.09)	(.21)
Total from investment operations	2.27	(.96)	(.19)
Distributions from net investment income	–	(.13)	(.13)
Distributions from net realized gain	(.09)	(.14)	(.16)
Total distributions	(.09)	(.28)C	(.30)C
Net asset value, end of period	$10.45	$8.27	$9.51
Total ReturnD,E	27.55%	(10.73)%	(1.55)%
Ratios to Average Net AssetsF
Expenses before reductions	1.04%G	1.04%	1.04%G
Expenses net of fee waivers, if any	1.04%G	1.04%	1.04%G
Expenses net of all reductions	1.04%G	1.04%	1.04%G
Net investment income (loss)	(.44)%G	1.33%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$432	$249	$101
Portfolio turnover rateH	24%G	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).}

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.24	$9.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	.08	–C
Net realized and unrealized gain (loss)	2.29	(1.08)	(.23)
Total from investment operations	2.24	(1.00)	(.23)
Distributions from net investment income	–	(.10)	(.12)
Distributions from net realized gain	(.09)	(.14)	(.16)
Total distributions	(.09)	(.25)D	(.28)
Net asset value, end of period	$10.39	$8.24	$9.49
Total ReturnE,F	27.29%	(11.12)%	(1.93)%
Ratios to Average Net AssetsG
Expenses before reductions	1.54%H	1.54%	1.54%H
Expenses net of fee waivers, if any	1.54%H	1.54%	1.54%H
Expenses net of all reductions	1.54%H	1.54%	1.54%H
Net investment income (loss)	(.94)%H	.83%	(.05)%H
Supplemental Data
Net assets, end of period (000 omitted)	$252	$153	$107
Portfolio turnover rateI	24%H	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.17	.05
Net realized and unrealized gain (loss)	2.30	(1.08)	(.22)
Total from investment operations	2.30	(.91)	(.17)
Distributions from net investment income	–	(.17)	(.15)
Distributions from net realized gain	(.09)	(.14)	(.16)
Total distributions	(.09)	(.31)	(.32)D
Net asset value, end of period	$10.50	$8.29	$9.51
Total ReturnE	27.92%	(10.22)%	(1.35)%
Ratios to Average Net AssetsF
Expenses before reductions	.54%G	.56%H	.54%G
Expenses net of fee waivers, if any	.54%G	.56%H	.54%G
Expenses net of all reductions	.54%G	.56%H	.54%G
Net investment income (loss)	.06%G	1.82%	.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,165	$5,211	$320
Portfolio turnover rateI	24%G	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.06
Net realized and unrealized gain (loss)	2.30	(1.09)	(.22)
Total from investment operations	2.31	(.90)	(.16)
Distributions from net investment income	–	(.19)	(.15)
Distributions from net realized gain	(.09)	(.14)	(.16)
Total distributions	(.09)	(.33)	(.32)C
Net asset value, end of period	$10.51	$8.29	$9.52
Total ReturnD	28.00%	(10.17)%	(1.23)%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F	.44%	.44%F
Expenses net of fee waivers, if any	.44%F	.44%	.44%F
Expenses net of all reductions	.44%F	.44%	.44%F
Net investment income (loss)	.16%F	1.93%	1.05%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,673	$4,757	$99
Portfolio turnover rateG	24%F	26%	14%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.20	.06
Net realized and unrealized gain (loss)	2.31	(1.10)	(.22)
Total from investment operations	2.32	(.90)	(.16)
Distributions from net investment income	–	(.18)	(.16)
Distributions from net realized gain	(.09)	(.15)	(.16)
Total distributions	(.09)	(.32)C	(.32)
Net asset value, end of period	$10.53	$8.30	$9.52
Total ReturnD	28.14%	(10.11)%	(1.19)%
Ratios to Average Net AssetsE
Expenses before reductions	.34%F	.34%	.35%F,G
Expenses net of fee waivers, if any	.34%F	.34%	.35%F,G
Expenses net of all reductions	.34%F	.34%	.35%F,G
Net investment income (loss)	.26%F	2.03%	1.15%F
Supplemental Data
Net assets, end of period (000 omitted)	$266,117	$167,831	$4,021
Portfolio turnover rateH	24%F	26%	14%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.18	.05
Net realized and unrealized gain (loss)	2.31	(1.10)	(.22)
Total from investment operations	2.31	(.92)	(.17)
Distributions from net investment income	–	(.18)	(.15)
Distributions from net realized gain	(.09)	(.14)	(.16)
Total distributions	(.09)	(.32)	(.31)
Net asset value, end of period	$10.50	$8.28	$9.52
Total ReturnD	28.02%	(10.32)%	(1.27)%
Ratios to Average Net AssetsE
Expenses before reductions	.54%F	.54%	.54%F
Expenses net of fee waivers, if any	.54%F	.54%	.54%F
Expenses net of all reductions	.54%F	.54%	.54%F
Net investment income (loss)	.06%F	1.83%	.95%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,318	$1,851	$99
Portfolio turnover rateG	24%F	26%	14%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.06
Net realized and unrealized gain (loss)	2.31	(1.10)	(.22)
Total from investment operations	2.32	(.91)	(.16)
Distributions from net investment income	–	(.17)	(.15)
Distributions from net realized gain	(.09)	(.14)	(.16)
Total distributions	(.09)	(.31)	(.32)C
Net asset value, end of period	$10.53	$8.30	$9.52
Total ReturnD	28.09%	(10.23)%	(1.23)%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F	.44%	.44%F
Expenses net of fee waivers, if any	.44%F	.44%	.44%F
Expenses net of all reductions	.44%F	.44%	.44%F
Net investment income (loss)	.16%F	1.93%	1.05%F
Supplemental Data
Net assets, end of period (000 omitted)	$114	$89	$99
Portfolio turnover rateG	24%F	26%	14%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.19	.06
Net realized and unrealized gain (loss)	2.30	(1.09)	(.22)
Total from investment operations	2.31	(.90)	(.16)
Distributions from net investment income	–	(.18)	(.16)
Distributions from net realized gain	(.09)	(.14)	(.16)
Total distributions	(.09)	(.32)	(.32)
Net asset value, end of period	$10.52	$8.30	$9.52
Total ReturnC	28.05%	(10.11)%	(1.19)%
Ratios to Average Net AssetsD
Expenses before reductions	.34%E	.35%F	.34%E
Expenses net of fee waivers, if any	.34%E	.35%F	.34%E
Expenses net of all reductions	.34%E	.35%F	.34%E
Net investment income (loss)	.26%E	2.03%	1.15%E
Supplemental Data
Net assets, end of period (000 omitted)	$1,012	$694	$99
Portfolio turnover rateG	24%E	26%	14%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2060 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	598,977	$9,889,117
Fidelity Series Commodity Strategy Fund (a)	542,034	2,254,861
Fidelity Series Large Cap Growth Index Fund (a)	444,589	6,330,952
Fidelity Series Large Cap Stock Fund (a)	481,657	6,820,269
Fidelity Series Large Cap Value Index Fund (a)	1,112,087	12,900,216
Fidelity Series Small Cap Opportunities Fund (a)	254,379	3,245,881
Fidelity Series Value Discovery Fund (a)	378,889	4,683,073
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,582,575)		46,124,369

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	205,603	2,103,320
Fidelity Series Emerging Markets Fund (a)	147,310	1,389,137
Fidelity Series Emerging Markets Opportunities Fund (a)	594,923	12,481,481
Fidelity Series International Growth Fund (a)	290,945	5,463,954
Fidelity Series International Index Fund (a)	226,968	2,256,064
Fidelity Series International Small Cap Fund (a)	108,114	1,924,428
Fidelity Series International Value Fund (a)	629,155	5,423,315
Fidelity Series Overseas Fund (a)	488,016	5,456,022
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,248,602)		36,497,721

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	923	10,385
Fidelity Series Emerging Markets Debt Fund (a)	58,653	531,392
Fidelity Series Floating Rate High Income Fund (a)	13,801	122,135
Fidelity Series Government Bond Index Fund (a)	1,100	12,378
Fidelity Series High Income Fund (a)	67,484	615,456
Fidelity Series Inflation-Protected Bond Index Fund (a)	169,422	1,812,814
Fidelity Series Investment Grade Bond Fund (a)	1,141	13,962
Fidelity Series Investment Grade Securitized Fund (a)	884	9,434
Fidelity Series Long-Term Treasury Bond Index Fund (a)	200,029	2,066,297
Fidelity Series Real Estate Income Fund (a)	37,311	372,367
TOTAL BOND FUNDS
(Cost $5,390,923)		5,566,620

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	217,426	217,426
Fidelity Series Short-Term Credit Fund (a)	18,477	189,384
Fidelity Series Treasury Bill Index Fund (a)	83,680	837,638
TOTAL SHORT-TERM FUNDS
(Cost $1,242,584)		1,244,448
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $83,464,684)		89,433,158
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,641)
NET ASSETS - 100%		$89,431,517

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,978,324	$4,816,348	$1,565,904	$1,935,440	$120,425	$1,539,924	$9,889,117
Fidelity Series Canada Fund	1,200,585	696,606	122,714	--	(10,400)	339,243	2,103,320
Fidelity Series Commodity Strategy Fund	1,737,562	698,208	427,687	9,439	(48,509)	295,287	2,254,861
Fidelity Series Corporate Bond Fund	14,954	4,843	10,025	123	(846)	1,459	10,385
Fidelity Series Emerging Markets Debt Fund	338,404	154,228	10,232	12,244	59	48,933	531,392
Fidelity Series Emerging Markets Fund	618,240	531,171	38,604	--	1,252	277,078	1,389,137
Fidelity Series Emerging Markets Opportunities Fund	5,692,038	4,474,283	293,659	--	17,396	2,591,423	12,481,481
Fidelity Series Floating Rate High Income Fund	78,644	36,718	2,476	2,356	23	9,226	122,135
Fidelity Series Government Bond Index Fund	22,654	4,731	15,007	76	(13)	13	12,378
Fidelity Series Government Money Market Fund 0.16%	428,307	934,937	1,145,818	415	--	--	217,426
Fidelity Series High Income Fund	392,767	186,401	12,378	14,646	96	48,570	615,456
Fidelity Series Inflation-Protected Bond Index Fund	1,160,476	707,017	139,013	1,137	(744)	85,078	1,812,814
Fidelity Series International Growth Fund	3,457,712	1,566,596	724,955	--	21,582	1,143,019	5,463,954
Fidelity Series International Index Fund	1,361,733	670,466	114,919	--	(3,776)	342,560	2,256,064
Fidelity Series International Small Cap Fund	1,019,630	531,247	33,529	--	2,125	404,955	1,924,428
Fidelity Series International Value Fund	3,302,734	1,721,734	408,351	--	(10,399)	817,597	5,423,315
Fidelity Series Investment Grade Bond Fund	22,620	5,882	15,087	145	(574)	1,121	13,962
Fidelity Series Investment Grade Securitized Fund	15,595	4,230	10,459	46	1	67	9,434
Fidelity Series Large Cap Growth Index Fund	3,717,336	1,898,552	1,087,789	102,555	61,686	1,741,167	6,330,952
Fidelity Series Large Cap Stock Fund	3,865,673	2,471,970	297,287	223,021	1,545	778,368	6,820,269
Fidelity Series Large Cap Value Index Fund	7,164,828	4,416,947	385,807	--	(10,060)	1,714,308	12,900,216
Fidelity Series Long-Term Treasury Bond Index Fund	1,318,052	1,035,725	239,820	38,337	(3,453)	(44,207)	2,066,297
Fidelity Series Overseas Fund	3,353,354	1,719,593	741,195	--	(44,988)	1,169,258	5,456,022
Fidelity Series Real Estate Income Fund	214,435	118,723	7,763	11,084	4	46,968	372,367
Fidelity Series Short-Term Credit Fund	180,553	2,059	--	2,049	--	6,772	189,384
Fidelity Series Small Cap Opportunities Fund	1,917,349	1,034,855	242,746	19,159	(42,912)	579,335	3,245,881
Fidelity Series Treasury Bill Index Fund	1,350,828	43,244	551,951	5,301	(1,876)	(2,607)	837,638
Fidelity Series Value Discovery Fund	2,248,437	1,868,880	83,229	--	1,744	647,241	4,683,073
	51,173,824	32,356,194	8,728,404	2,377,573	49,388	14,582,156	89,433,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$46,124,369	$46,124,369	$--	$--
International Equity Funds	36,497,721	36,497,721	--	--
Bond Funds	5,566,620	5,566,620	--	--
Short-Term Funds	1,244,448	1,244,448	--	--
Total Investments in Securities:	$89,433,158	$89,433,158	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $83,464,684)	$89,433,158
Total Investment in Securities (cost $83,464,684)		$89,433,158
Cash		203
Receivable for investments sold		463,079
Receivable for fund shares sold		436,072
Total assets		90,332,512
Liabilities
Payable for investments purchased	$834,074
Payable for fund shares redeemed	39,555
Accrued management fee	26,784
Distribution and service plan fees payable	582
Total liabilities		900,995
Net Assets		$89,431,517
Net Assets consist of:
Paid in capital		$81,679,162
Total accumulated earnings (loss)		7,752,355
Net Assets		$89,431,517
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($945,110 ÷ 89,727 shares)(a)		$10.53
Maximum offering price per share (100/94.25 of $10.53)		$11.17
Class M:
Net Asset Value and redemption price per share ($275,705 ÷ 26,243 shares)(a)		$10.51
Maximum offering price per share (100/96.50 of $10.51)		$10.89
Class C:
Net Asset Value and offering price per share ($344,466 ÷ 33,003 shares)(a)		$10.44
Fidelity Freedom Blend 2060 Fund:
Net Asset Value, offering price and redemption price per share ($4,375,362 ÷ 414,556 shares)		$10.55
Class K:
Net Asset Value, offering price and redemption price per share ($1,365,733 ÷ 129,306 shares)		$10.56
Class K6:
Net Asset Value, offering price and redemption price per share ($79,751,190 ÷ 7,539,249 shares)		$10.58
Class I:
Net Asset Value, offering price and redemption price per share ($1,680,386 ÷ 159,307 shares)		$10.55
Class Z:
Net Asset Value, offering price and redemption price per share ($114,003 ÷ 10,772 shares)		$10.58
Class Z6:
Net Asset Value, offering price and redemption price per share ($579,562 ÷ 54,741 shares)		$10.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$230,503
Expenses
Management fee	$135,414
Distribution and service plan fees	2,964
Independent trustees' fees and expenses	92
Total expenses before reductions	138,470
Expense reductions	(1)
Total expenses after reductions		138,469
Net investment income (loss)		92,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	49,388
Capital gain distributions from underlying funds:
Affiliated issuers	2,147,070
Total net realized gain (loss)		2,196,458
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	14,582,156
Total change in net unrealized appreciation (depreciation)		14,582,156
Net gain (loss)		16,778,614
Net increase (decrease) in net assets resulting from operations		$16,870,648

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,034	$614,960
Net realized gain (loss)	2,196,458	442,582
Change in net unrealized appreciation (depreciation)	14,582,156	(8,667,644)
Net increase (decrease) in net assets resulting from operations	16,870,648	(7,610,102)
Distributions to shareholders	(458,642)	(1,132,008)
Share transactions - net increase (decrease)	21,846,493	57,305,021
Total increase (decrease) in net assets	38,258,499	48,562,911
Net Assets
Beginning of period	51,173,018	2,610,107
End of period	$89,431,517	$51,173,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.16	.08
Net realized and unrealized gain (loss)	2.31	(1.11)	(.27)
Total from investment operations	2.30	(.95)	(.19)
Distributions from net investment income	–	(.14)	(.14)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.28)	(.28)C
Net asset value, end of period	$10.53	$8.30	$9.53
Total ReturnD,E,F	27.79%	(10.54)%	(1.50)%
Ratios to Average Net AssetsG
Expenses before reductions	.79%H	.79%	.80%H,I
Expenses net of fee waivers, if any	.79%H	.79%	.80%H,I
Expenses net of all reductions	.79%H	.79%	.80%H,I
Net investment income (loss)	(.18)%H	1.62%	1.50%H
Supplemental Data
Net assets, end of period (000 omitted)	$945	$493	$243
Portfolio turnover rateJ	24%H	27%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.14	.07
Net realized and unrealized gain (loss)	2.31	(1.12)	(.26)
Total from investment operations	2.29	(.98)	(.19)
Distributions from net investment income	–	(.12)	(.13)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.26)	(.28)
Net asset value, end of period	$10.51	$8.29	$9.53
Total ReturnC,D	27.70%	(10.80)%	(1.59)%
Ratios to Average Net AssetsE
Expenses before reductions	1.04%F	1.04%	1.04%F
Expenses net of fee waivers, if any	1.04%F	1.04%	1.04%F
Expenses net of all reductions	1.04%F	1.04%	1.04%F
Net investment income (loss)	(.43)%F	1.37%	1.25%F
Supplemental Data
Net assets, end of period (000 omitted)	$276	$174	$143
Portfolio turnover rateG	24%F	27%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	.09	.04
Net realized and unrealized gain (loss)	2.30	(1.11)	(.26)
Total from investment operations	2.25	(1.02)	(.22)
Distributions from net investment income	–	(.10)	(.12)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.24)	(.26)C
Net asset value, end of period	$10.44	$8.26	$9.52
Total ReturnD,E	27.32%	(11.22)%	(1.87)%
Ratios to Average Net AssetsF
Expenses before reductions	1.54%G	1.54%	1.54%G
Expenses net of fee waivers, if any	1.54%G	1.54%	1.54%G
Expenses net of all reductions	1.54%G	1.54%	1.54%G
Net investment income (loss)	(.93)%G	.87%	.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$344	$222	$107
Portfolio turnover rateH	24%G	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.18	.09
Net realized and unrealized gain (loss)	2.31	(1.11)	(.25)
Total from investment operations	2.31	(.93)	(.16)
Distributions from net investment income	–	(.16)	(.15)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.30)	(.30)
Net asset value, end of period	$10.55	$8.31	$9.54
Total ReturnD	27.88%	(10.35)%	(1.27)%
Ratios to Average Net AssetsE
Expenses before reductions	.54%F	.55%G	.54%F
Expenses net of fee waivers, if any	.54%F	.55%G	.54%F
Expenses net of all reductions	.54%F	.55%G	.54%F
Net investment income (loss)	.07%F	1.87%	1.75%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,375	$2,773	$453
Portfolio turnover rateH	24%F	27%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.20	.10
Net realized and unrealized gain (loss)	2.31	(1.11)	(.26)
Total from investment operations	2.32	(.91)	(.16)
Distributions from net investment income	–	(.18)	(.15)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.32)	(.30)
Net asset value, end of period	$10.56	$8.31	$9.54
Total ReturnC	28.00%	(10.22)%	(1.28)%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E	.44%	.44%E
Expenses net of fee waivers, if any	.44%E	.44%	.44%E
Expenses net of all reductions	.44%E	.44%	.44%E
Net investment income (loss)	.17%E	1.97%	1.85%E
Supplemental Data
Net assets, end of period (000 omitted)	$1,366	$1,307	$99
Portfolio turnover rateF	24%E	27%	11%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.20	.10
Net realized and unrealized gain (loss)	2.32	(1.10)	(.26)
Total from investment operations	2.33	(.90)	(.16)
Distributions from net investment income	–	(.17)	(.15)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.32)C	(.30)
Net asset value, end of period	$10.58	$8.32	$9.54
Total ReturnD	28.13%	(10.12)%	(1.24)%
Ratios to Average Net AssetsE
Expenses before reductions	.34%F	.34%	.34%F
Expenses net of fee waivers, if any	.34%F	.34%	.34%F
Expenses net of all reductions	.34%F	.34%	.34%F
Net investment income (loss)	.27%F	2.07%	1.95%F
Supplemental Data
Net assets, end of period (000 omitted)	$79,751	$44,655	$1,261
Portfolio turnover rateG	24%F	27%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.19	.10
Net realized and unrealized gain (loss)	2.32	(1.12)	(.27)
Total from investment operations	2.32	(.93)	(.17)
Distributions from net investment income	–	(.17)	(.15)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.31)	(.29)D
Net asset value, end of period	$10.55	$8.30	$9.54
Total ReturnE	28.03%	(10.37)%	(1.31)%
Ratios to Average Net AssetsF
Expenses before reductions	.54%G	.54%	.54%G
Expenses net of fee waivers, if any	.54%G	.54%	.54%G
Expenses net of all reductions	.54%G	.54%	.54%G
Net investment income (loss)	.07%G	1.87%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,680	$1,084	$102
Portfolio turnover rateH	24%G	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.20	.10
Net realized and unrealized gain (loss)	2.31	(1.11)	(.26)
Total from investment operations	2.32	(.91)	(.16)
Distributions from net investment income	–	(.16)	(.15)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.30)	(.30)
Net asset value, end of period	$10.58	$8.33	$9.54
Total ReturnC	27.93%	(10.17)%	(1.28)%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E	.44%	.44%E
Expenses net of fee waivers, if any	.44%E	.44%	.44%E
Expenses net of all reductions	.44%E	.44%	.44%E
Net investment income (loss)	.17%E	1.97%	1.86%E
Supplemental Data
Net assets, end of period (000 omitted)	$114	$89	$99
Portfolio turnover rateF	24%E	27%	11%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.20	.11
Net realized and unrealized gain (loss)	2.32	(1.10)	(.27)
Total from investment operations	2.33	(.90)	(.16)
Distributions from net investment income	–	(.17)	(.15)
Distributions from net realized gain	(.07)	(.14)	(.15)
Total distributions	(.07)	(.31)	(.30)
Net asset value, end of period	$10.59	$8.33	$9.54
Total ReturnC	28.11%	(10.10)%	(1.24)%
Ratios to Average Net AssetsD
Expenses before reductions	.34%E	.34%	.34%E
Expenses net of fee waivers, if any	.34%E	.34%	.34%E
Expenses net of all reductions	.34%E	.34%	.34%E
Net investment income (loss)	.27%E	2.07%	1.96%E
Supplemental Data
Net assets, end of period (000 omitted)	$580	$375	$103
Portfolio turnover rateF	24%E	27%	11%E

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2020

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Value Fund	6.1
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.6%
International Equity Funds	40.8%
Bond Funds	6.2%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2065 Fund

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	39,843	$657,812
Fidelity Series Commodity Strategy Fund (a)	36,058	150,002
Fidelity Series Large Cap Growth Index Fund (a)	29,584	421,280
Fidelity Series Large Cap Stock Fund (a)	32,043	453,732
Fidelity Series Large Cap Value Index Fund (a)	73,982	858,195
Fidelity Series Small Cap Opportunities Fund (a)	16,924	215,944
Fidelity Series Value Discovery Fund (a)	25,204	311,518
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,913,929)		3,068,483

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	13,683	139,974
Fidelity Series Emerging Markets Fund (a)	9,800	92,414
Fidelity Series Emerging Markets Opportunities Fund (a)	39,578	830,350
Fidelity Series International Growth Fund (a)	19,359	363,571
Fidelity Series International Index Fund (a)	15,105	150,142
Fidelity Series International Small Cap Fund (a)	7,190	127,980
Fidelity Series International Value Fund (a)	41,851	360,754
Fidelity Series Overseas Fund (a)	32,473	363,050
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,223,353)		2,428,235

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	59	663
Fidelity Series Emerging Markets Debt Fund (a)	3,833	34,727
Fidelity Series Floating Rate High Income Fund (a)	922	8,158
Fidelity Series Government Bond Index Fund (a)	70	791
Fidelity Series High Income Fund (a)	4,528	41,297
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,264	120,530
Fidelity Series Investment Grade Bond Fund (a)	73	889
Fidelity Series Investment Grade Securitized Fund (a)	56	602
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,306	137,452
Fidelity Series Real Estate Income Fund (a)	2,552	25,464
TOTAL BOND FUNDS
(Cost $360,714)		370,573

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.16% (a)(b)	28,190	28,190
Fidelity Series Short-Term Credit Fund (a)	605	6,198
Fidelity Series Treasury Bill Index Fund (a)	4,827	48,319
TOTAL SHORT-TERM FUNDS
(Cost $82,657)		82,707
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,580,653)		5,949,998
NET OTHER ASSETS (LIABILITIES) - 0.0%		(267)
NET ASSETS - 100%		$5,949,731

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$246,710	$513,235	$176,558	$126,132	$(57)	$74,482	$657,812
Fidelity Series Canada Fund	58,816	88,961	25,420	--	(1,823)	19,440	139,974
Fidelity Series Commodity Strategy Fund	87,912	92,872	44,766	615	(1,831)	15,815	150,002
Fidelity Series Corporate Bond Fund	668	379	414	7	(35)	65	663
Fidelity Series Emerging Markets Debt Fund	16,137	22,004	5,839	689	(230)	2,655	34,727
Fidelity Series Emerging Markets Fund	30,515	61,102	14,324	--	(242)	15,363	92,414
Fidelity Series Emerging Markets Opportunities Fund	280,112	538,208	129,285	--	(6,517)	147,832	830,350
Fidelity Series Floating Rate High Income Fund	3,787	5,293	1,413	135	(67)	558	8,158
Fidelity Series Government Bond Index Fund	1,022	396	626	4	(1)	--	791
Fidelity Series Government Money Market Fund 0.16%	31,125	94,112	97,047	36	--	--	28,190
Fidelity Series High Income Fund	19,212	26,631	7,064	845	(266)	2,784	41,297
Fidelity Series Inflation-Protected Bond Index Fund	54,819	83,240	22,220	63	(55)	4,746	120,530
Fidelity Series International Growth Fund	171,036	216,631	88,073	--	(956)	64,933	363,571
Fidelity Series International Index Fund	67,715	92,169	27,890	--	(1,684)	19,832	150,142
Fidelity Series International Small Cap Fund	51,927	73,061	19,834	--	330	22,496	127,980
Fidelity Series International Value Fund	165,447	227,616	74,079	--	(5,789)	47,559	360,754
Fidelity Series Investment Grade Bond Fund	1,012	469	619	8	(24)	51	889
Fidelity Series Investment Grade Securitized Fund	696	334	432	2	--	4	602
Fidelity Series Large Cap Growth Index Fund	183,258	258,402	120,339	5,642	3,691	96,268	421,280
Fidelity Series Large Cap Stock Fund	191,426	302,291	78,933	14,236	(4,953)	43,901	453,732
Fidelity Series Large Cap Value Index Fund	353,202	550,997	136,929	--	(13,038)	103,963	858,195
Fidelity Series Long-Term Treasury Bond Index Fund	67,221	104,212	30,695	2,077	(628)	(2,658)	137,452
Fidelity Series Overseas Fund	164,074	224,684	86,538	--	(3,807)	64,637	363,050
Fidelity Series Real Estate Income Fund	10,519	16,848	4,427	689	(429)	2,953	25,464
Fidelity Series Short-Term Credit Fund	5,909	67	--	67	--	222	6,198
Fidelity Series Small Cap Opportunities Fund	94,087	134,963	41,264	1,249	(2,982)	31,140	215,944
Fidelity Series Treasury Bill Index Fund	59,792	232	11,527	233	(33)	(145)	48,319
Fidelity Series Value Discovery Fund	110,508	213,388	47,377	--	(3,305)	38,304	311,518
	2,528,664	3,942,797	1,293,932	152,729	(44,731)	817,200	5,949,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,068,483	$3,068,483	$--	$--
International Equity Funds	2,428,235	2,428,235	--	--
Bond Funds	370,573	370,573	--	--
Short-Term Funds	82,707	82,707	--	--
Total Investments in Securities:	$5,949,998	$5,949,998	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,580,653)	$5,949,998
Total Investment in Securities (cost $5,580,653)		$5,949,998
Cash		199
Receivable for investments sold		14,636
Receivable for fund shares sold		82,563
Total assets		6,047,396
Liabilities
Payable for investments purchased	$95,176
Accrued management fee	2,115
Distribution and service plan fees payable	374
Total liabilities		97,665
Net Assets		$5,949,731
Net Assets consist of:
Paid in capital		$5,498,287
Total accumulated earnings (loss)		451,444
Net Assets		$5,949,731
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($248,414 ÷ 23,218 shares)(a)		$10.70
Maximum offering price per share (100/94.25 of $10.70)		$11.35
Class M:
Net Asset Value and redemption price per share ($264,161 ÷ 24,733 shares)(a)		$10.68
Maximum offering price per share (100/96.50 of $10.68)		$11.07
Class C:
Net Asset Value and offering price per share ($274,427 ÷ 25,814 shares)(a)		$10.63
Fidelity Freedom Blend 2065 Fund:
Net Asset Value, offering price and redemption price per share ($1,034,944 ÷ 96,531 shares)		$10.72
Class K:
Net Asset Value, offering price and redemption price per share ($163,827 ÷ 15,258 shares)		$10.74
Class K6:
Net Asset Value, offering price and redemption price per share ($3,499,473 ÷ 326,005 shares)		$10.73
Class I:
Net Asset Value, offering price and redemption price per share ($216,594 ÷ 20,186 shares)		$10.73
Class Z:
Net Asset Value, offering price and redemption price per share ($123,378 ÷ 11,490 shares)		$10.74
Class Z6:
Net Asset Value, offering price and redemption price per share ($124,513 ÷ 11,586 shares)		$10.75
 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,245
Expenses
Management fee	$9,187
Distribution and service plan fees	1,872
Independent trustees' fees and expenses	5
Total expenses		11,064
Net investment income (loss)		3,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(44,731)
Capital gain distributions from underlying funds:
Affiliated issuers	138,484
Total net realized gain (loss)		93,753
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	817,200
Total change in net unrealized appreciation (depreciation)		817,200
Net gain (loss)		910,953
Net increase (decrease) in net assets resulting from operations		$914,134

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,181	$21,707
Net realized gain (loss)	93,753	24,775
Change in net unrealized appreciation (depreciation)	817,200	(447,855)
Net increase (decrease) in net assets resulting from operations	914,134	(401,373)
Distributions to shareholders	(18,320)	(42,997)
Share transactions - net increase (decrease)	2,525,297	2,972,990
Total increase (decrease) in net assets	3,421,111	2,528,620
Net Assets
Beginning of period	2,528,620	–
End of period	$5,949,731	$2,528,620

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2065 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.14
Net realized and unrealized gain (loss)	2.34	(1.43)
Total from investment operations	2.33	(1.29)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.29)C
Net asset value, end of period	$10.70	$8.42
Total ReturnD,E	27.78%	(13.48)%
Ratios to Average Net AssetsF
Expenses before reductions	.79%G	.79%G
Expenses net of fee waivers, if any	.79%G	.79%G
Expenses net of all reductions	.79%G	.79%G
Net investment income (loss)	(.14)%G	1.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$248	$154
Portfolio turnover rateH	60%G	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.12
Net realized and unrealized gain (loss)	2.33	(1.42)
Total from investment operations	2.31	(1.30)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.28)
Net asset value, end of period	$10.68	$8.42
Total ReturnC,D	27.54%	(13.60)%
Ratios to Average Net AssetsE
Expenses before reductions	1.04%F	1.05%F,G
Expenses net of fee waivers, if any	1.04%F	1.05%F,G
Expenses net of all reductions	1.04%F	1.05%F,G
Net investment income (loss)	(.39)%F	1.53%F
Supplemental Data
Net assets, end of period (000 omitted)	$264	$165
Portfolio turnover rateH	60%F	29%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.40	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	.08
Net realized and unrealized gain (loss)	2.32	(1.42)
Total from investment operations	2.28	(1.34)
Distributions from net investment income	–	(.12)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.26)
Net asset value, end of period	$10.63	$8.40
Total ReturnC,D	27.25%	(13.94)%
Ratios to Average Net AssetsE
Expenses before reductions	1.54%F	1.55%F,G
Expenses net of fee waivers, if any	1.54%F	1.55%F,G
Expenses net of all reductions	1.54%F	1.55%F,G
Net investment income (loss)	(.89)%F	1.03%F
Supplemental Data
Net assets, end of period (000 omitted)	$274	$156
Portfolio turnover rateH	60%F	29%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.15
Net realized and unrealized gain (loss)	2.33	(1.42)
Total from investment operations	2.34	(1.27)
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.30)C
Net asset value, end of period	$10.72	$8.43
Total ReturnD	27.87%	(13.28)%
Ratios to Average Net AssetsE
Expenses before reductions	.54%F	.54%F
Expenses net of fee waivers, if any	.54%F	.54%F
Expenses net of all reductions	.54%F	.54%F
Net investment income (loss)	.11%F	2.03%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,035	$423
Portfolio turnover rateG	60%F	29%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.16
Net realized and unrealized gain (loss)	2.35	(1.43)
Total from investment operations	2.36	(1.27)
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.30)C
Net asset value, end of period	$10.74	$8.43
Total ReturnD	28.10%	(13.30)%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F	.44%F
Expenses net of fee waivers, if any	.44%F	.44%F
Expenses net of all reductions	.44%F	.44%F
Net investment income (loss)	.21%F	2.13%F
Supplemental Data
Net assets, end of period (000 omitted)	$164	$118
Portfolio turnover rateG	60%F	29%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.16
Net realized and unrealized gain (loss)	2.33	(1.42)
Total from investment operations	2.35	(1.26)
Distributions from net investment income	–	(.18)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.31)C
Net asset value, end of period	$10.73	$8.43
Total ReturnD	28.03%	(13.20)%
Ratios to Average Net AssetsE
Expenses before reductions	.34%F	.34%F
Expenses net of fee waivers, if any	.34%F	.34%F
Expenses net of all reductions	.34%F	.34%F
Net investment income (loss)	.31%F	2.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,500	$1,084
Portfolio turnover rateG	60%F	29%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.15
Net realized and unrealized gain (loss)	2.34	(1.42)
Total from investment operations	2.35	(1.27)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.30)
Net asset value, end of period	$10.73	$8.43
Total ReturnC	27.99%	(13.34)%
Ratios to Average Net AssetsD
Expenses before reductions	.54%E	.54%E
Expenses net of fee waivers, if any	.54%E	.54%E
Expenses net of all reductions	.54%E	.54%E
Net investment income (loss)	.11%E	2.03%E
Supplemental Data
Net assets, end of period (000 omitted)	$217	$235
Portfolio turnover rateF	60%E	29%E

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.16
Net realized and unrealized gain (loss)	2.34	(1.42)
Total from investment operations	2.35	(1.26)
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.30)C
Net asset value, end of period	$10.74	$8.44
Total ReturnD	27.95%	(13.20)%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F	.44%F
Expenses net of fee waivers, if any	.44%F	.44%F
Expenses net of all reductions	.44%F	.44%F
Net investment income (loss)	.21%F	2.13%F
Supplemental Data
Net assets, end of period (000 omitted)	$123	$96
Portfolio turnover rateG	60%F	29%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.17
Net realized and unrealized gain (loss)	2.34	(1.42)
Total from investment operations	2.36	(1.25)
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.05)	(.14)
Total distributions	(.05)	(.31)
Net asset value, end of period	$10.75	$8.44
Total ReturnC	28.07%	(13.16)%
Ratios to Average Net AssetsD
Expenses before reductions	.34%E	.34%E
Expenses net of fee waivers, if any	.34%E	.34%E
Expenses net of all reductions	.34%E	.34%E
Net investment income (loss)	.31%E	2.24%E
Supplemental Data
Net assets, end of period (000 omitted)	$125	$97
Portfolio turnover rateF	60%E	29%E

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020

1. Organization.

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2020 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$52,469,140	$2,952,066	$(338,217)	$2,613,849
Fidelity Freedom Blend 2005 Fund	20,168,446	1,168,010	(190,793)	977,217
Fidelity Freedom Blend 2010 Fund	73,318,760	4,572,996	(847,701)	3,725,295
Fidelity Freedom Blend 2015 Fund	215,178,728	15,170,364	(3,048,515)	12,121,849
Fidelity Freedom Blend 2020 Fund	650,469,793	48,034,730	(10,945,037)	37,089,693
Fidelity Freedom Blend 2025 Fund	927,969,704	69,193,126	(16,862,732)	52,330,394
Fidelity Freedom Blend 2030 Fund	934,523,705	71,496,521	(19,543,660)	51,952,861
Fidelity Freedom Blend 2035 Fund	848,607,284	65,674,463	(22,026,271)	43,648,192
Fidelity Freedom Blend 2040 Fund	750,929,966	59,747,089	(21,272,669)	38,474,420
Fidelity Freedom Blend 2045 Fund	641,338,736	51,278,250	(18,114,625)	33,163,625
Fidelity Freedom Blend 2050 Fund	517,499,751	42,319,390	(13,817,093)	28,502,297
Fidelity Freedom Blend 2055 Fund	269,857,775	22,670,225	(6,598,698)	16,071,527
Fidelity Freedom Blend 2060 Fund	83,939,111	7,318,986	(1,824,939)	5,494,047
Fidelity Freedom Blend 2065 Fund	5,644,323	427,833	(122,158)	305,675

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	19,095,814	11,074,222
Fidelity Freedom Blend 2005 Fund	7,962,820	3,099,346
Fidelity Freedom Blend 2010 Fund	23,342,958	11,212,431
Fidelity Freedom Blend 2015 Fund	58,194,480	38,609,528
Fidelity Freedom Blend 2020 Fund	185,996,628	113,473,223
Fidelity Freedom Blend 2025 Fund	303,123,326	134,032,089
Fidelity Freedom Blend 2030 Fund	307,222,804	135,412,448
Fidelity Freedom Blend 2035 Fund	241,768,025	111,482,049
Fidelity Freedom Blend 2040 Fund	185,624,548	87,113,204
Fidelity Freedom Blend 2045 Fund	159,095,360	73,528,187
Fidelity Freedom Blend 2050 Fund	137,438,792	57,972,276
Fidelity Freedom Blend 2055 Fund	84,046,491	29,006,759
Fidelity Freedom Blend 2060 Fund	32,356,194	8,728,404
Fidelity Freedom Blend 2065 Fund	3,942,797	1,293,932

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Freedom Blend Income Fund	.46%	.36%
Fidelity Freedom Blend 2005 Fund	.46%	.36%
Fidelity Freedom Blend 2010 Fund	.47%	.37%
Fidelity Freedom Blend 2015 Fund	.48%	.38%
Fidelity Freedom Blend 2020 Fund	.49%	.39%
Fidelity Freedom Blend 2025 Fund	.51%	.41%
Fidelity Freedom Blend 2030 Fund	.52%	.42%
Fidelity Freedom Blend 2035 Fund	.53%	.43%
Fidelity Freedom Blend 2040 Fund	.54%	.44%
Fidelity Freedom Blend 2045 Fund	.54%	.44%
Fidelity Freedom Blend 2050 Fund	.54%	.44%
Fidelity Freedom Blend 2055 Fund	.54%	.44%
Fidelity Freedom Blend 2060 Fund	.54%	.44%
Fidelity Freedom Blend 2065 Fund	.54%	.44%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6, Z6)
Fidelity Freedom Blend Income Fund	.26%
Fidelity Freedom Blend 2005 Fund	.26%
Fidelity Freedom Blend 2010 Fund	.27%
Fidelity Freedom Blend 2015 Fund	.28%
Fidelity Freedom Blend 2020 Fund	.29%
Fidelity Freedom Blend 2025 Fund	.31%
Fidelity Freedom Blend 2030 Fund	.32%
Fidelity Freedom Blend 2035 Fund	.33%
Fidelity Freedom Blend 2040 Fund	.34%
Fidelity Freedom Blend 2045 Fund	.34%
Fidelity Freedom Blend 2050 Fund	.34%
Fidelity Freedom Blend 2055 Fund	.34%
Fidelity Freedom Blend 2060 Fund	.34%
Fidelity Freedom Blend 2065 Fund	.34%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$1,396	$195
Class M	.25%	.25%	434	232
Class C	.75%	.25%	1,297	542
			$3,127	$969
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$360	$137
Class M	.25%	.25%	308	271
Class C	.75%	.25%	1,391	627
			$2,059	$1,035
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$782	$112
Class M	.25%	.25%	816	269
Class C	.75%	.25%	785	669
			$2,383	$1,050
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$680	$97
Class M	.25%	.25%	294	270
Class C	.75%	.25%	3,139	2,641
			$4,113	$3,008
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$2,439	$138
Class M	.25%	.25%	952	330
Class C	.75%	.25%	3,325	1,000
			$6,716	$1,468
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$2,696	$237
Class M	.25%	.25%	3,218	214
Class C	.75%	.25%	4,105	2,172
			$10,019	$2,623
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$2,499	$196
Class M	.25%	.25%	3,116	356
Class C	.75%	.25%	10,057	4,557
			$15,672	$5,109
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$1,550	$134
Class M	.25%	.25%	926	254
Class C	.75%	.25%	2,643	1,156
			$5,119	$1,544
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$1,544	$142
Class M	.25%	.25%	1,140	237
Class C	.75%	.25%	3,572	1,674
			$6,256	$2,053
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$1,427	$195
Class M	.25%	.25%	3,172	248
Class C	.75%	.25%	2,600	1,696
			$7,199	$2,139
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$1,248	$193
Class M	.25%	.25%	1,010	246
Class C	.75%	.25%	3,081	2,268
			$5,339	$2,707
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$797	$173
Class M	.25%	.25%	884	313
Class C	.75%	.25%	1,067	931
			$2,748	$1,417
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$898	$139
Class M	.25%	.25%	570	263
Class C	.75%	.25%	1,496	1,304
			$2,964	$1,706
Fidelity Freedom Blend 2065 Fund
Class A	-%	.25%	$263	$143
Class M	.25%	.25%	562	283
Class C	.75%	.25%	1,047	836
			$1,872	$1,262

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$398
Class M	20
$418
Fidelity Freedom Blend 2005 Fund
Class A	$22
$22
Fidelity Freedom Blend 2010 Fund
Class A	$16
Class M	1
$17
Fidelity Freedom Blend 2015 Fund
Class A	$9
Class M	4
$13
Fidelity Freedom Blend 2020 Fund
Class A	$363
Class M	26
Class C(a)	29
$418
Fidelity Freedom Blend 2025 Fund
Class A	$2,907
Class M	631
Class C(a)	62
$3,600
Fidelity Freedom Blend 2030 Fund
Class A	$1,518
Class M	782
Class C(a)	198
$2,498
Fidelity Freedom Blend 2035 Fund
Class A	$1,412
Class M	282
Class C(a)	100
$1,794
Fidelity Freedom Blend 2040 Fund
Class A	$2,121
Class M	191
Class C(a)	48
$2,360
Fidelity Freedom Blend 2045 Fund
Class A	$1,696
Class M	219
Class C(a)	27
$1,942
Fidelity Freedom Blend 2050 Fund
Class A	$1,944
Class M	485
Class C(a)	559
$2,988
Fidelity Freedom Blend 2055 Fund
Class A	$995
Class M	569
$1,564
Fidelity Freedom Blend 2060 Fund
Class A	$1,115
Class M	335
Class C(a)	20
$1,470
Fidelity Freedom Blend 2065 Fund
Class M	$87
$87

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Freedom Blend Income Fund
Class M	$ –	$ 4
	$ –	$ 4
Fidelity Freedom Blend 2010 Fund
Class A	$ –	$ 1
	$ –	$ 1
Fidelity Freedom Blend 2020 Fund
Class A	$ –	$11
Class C	–	107
Class K6	4	–
	$4	$118
Fidelity Freedom Blend 2025 Fund
Class C	$ –	$9
	$ –	$9
Fidelity Freedom Blend 2030 Fund
Class M	$ –	$13
Class C	–	20
Class K6	3	–
	$3	$33
Fidelity Freedom Blend 2035 Fund
Class A	$ –	$ 61
	$ –	$ 61
Fidelity Freedom Blend 2045 Fund
Class M	$ –	$ 1
	$ –	$ 1
Fidelity Freedom Blend 2050 Fund
Class C	$ –	$5
	$ –	$ 5
Fidelity Freedom Blend 2060 Fund
Class A	$ –	$ 1
	$ –	$ 1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2020	Year ended March 31, 2020
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$5,748	$8,738
Class M	728	5,134
Class C	731	2,540
Fidelity Freedom Blend Income Fund	23,199	32,325
Class K	3,034	6,526
Class K6	342,240	775,253
Class I	2,270	2,636
Class Z	2,179	2,493
Class Z6	1,175	2,650
Total	$381,304	$838,295
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$1,840	$5,423
Class M	592	1,990
Class C	1,674	2,254
Fidelity Freedom Blend 2005 Fund	8,488	23,445
Class K	1,407	3,270
Class K6	99,961	300,610
Class I	5,440	12,666
Class Z	792	2,484
Class Z6	848	2,587
Total	$121,042	$354,729
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$6,341	$4,117
Class M	2,365	3,946
Class C	745	2,008
Fidelity Freedom Blend 2010 Fund	23,021	36,055
Class K	58,950	166,144
Class K6	465,734	1,219,643
Class I	5,493	7,112
Class Z	949	2,428
Class Z6	2,866	2,622
Total	$566,464	$1,444,075
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$5,557	$10,755
Class M	995	2,598
Class C	4,927	3,226
Fidelity Freedom Blend 2015 Fund	92,165	138,729
Class K	67,225	159,590
Class K6	1,837,151	4,932,297
Class I	49,638	95,192
Class Z	1,088	2,853
Class Z6	7,705	8,995
Total	$2,066,451	$5,354,235
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$15,578	$52,543
Class M	2,552	4,631
Class C	6,121	13,577
Fidelity Freedom Blend 2020 Fund	227,006	229,606
Class K	276,897	809,512
Class K6	5,909,470	15,685,257
Class I	71,813	88,111
Class Z	1,437	3,071
Class Z6	21,432	6,382
Total	$6,532,306	$16,892,690
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$17,140	$40,279
Class M	8,391	8,783
Class C	5,839	11,457
Fidelity Freedom Blend 2025 Fund	232,260	213,672
Class K	259,770	799,085
Class K6	7,186,707	21,003,005
Class I	208,606	174,303
Class Z	1,042	3,260
Class Z6	43,074	12,966
Total	$7,962,829	$22,266,810
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$16,410	$34,389
Class M	9,320	19,154
Class C	19,266	12,929
Fidelity Freedom Blend 2030 Fund	194,428	162,703
Class K	248,706	769,504
Class K6	7,546,094	21,676,270
Class I	194,987	159,079
Class Z	1,942	3,704
Class Z6	46,891	18,455
Total	$8,278,044	$22,856,187
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$10,240	$32,283
Class M	3,497	8,010
Class C	4,249	8,722
Fidelity Freedom Blend 2035 Fund	205,876	134,952
Class K	206,030	598,323
Class K6	8,042,871	22,128,385
Class I	129,776	113,319
Class Z	3,032	9,587
Class Z6	30,630	10,154
Total	$8,636,201	$23,043,735
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$10,050	$19,594
Class M	4,130	5,585
Class C	5,648	10,160
Fidelity Freedom Blend 2040 Fund	207,677	121,223
Class K	203,408	516,568
Class K6	7,170,709	19,412,655
Class I	76,892	81,386
Class Z	1,173	3,583
Class Z6	21,242	5,310
Total	$7,700,929	$20,176,064
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$11,359	$27,494
Class M	13,030	7,045
Class C	3,571	6,265
Fidelity Freedom Blend 2045 Fund	148,179	68,591
Class K	180,799	461,012
Class K6	6,127,549	16,369,836
Class I	66,878	88,782
Class Z	1,237	3,619
Class Z6	16,053	5,334
Total	$6,568,655	$17,037,978
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$8,056	$19,819
Class M	3,632	8,625
Class C	5,816	9,876
Fidelity Freedom Blend 2050 Fund	128,193	60,239
Class K	103,798	308,941
Class K6	4,612,080	11,994,804
Class I	41,900	96,721
Class Z	1,102	3,453
Class Z6	26,450	4,367
Total	$4,931,027	$12,506,845
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$4,489	$11,061
Class M	2,658	4,435
Class C	1,654	4,029
Fidelity Freedom Blend 2055 Fund	59,989	22,905
Class K	51,362	153,497
Class K6	1,936,039	4,851,114
Class I	20,536	50,084
Class Z	929	3,206
Class Z6	8,219	5,156
Total	$2,085,875	$5,105,487
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$4,154	$12,880
Class M	1,460	4,107
Class C	1,914	4,470
Fidelity Freedom Blend 2060 Fund	24,386	29,908
Class K	10,493	38,953
Class K6	402,696	1,010,306
Class I	9,268	25,016
Class Z	706	3,118
Class Z6	3,565	3,250
Total	$458,642	$1,132,008
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders(a)
Class A	$1,059	$4,538
Class M	1,058	3,736
Class C	984	4,126
Fidelity Freedom Blend 2065 Fund	3,054	7,111
Class K	710	3,966
Class K6	9,434	9,439
Class I	850	3,337
Class Z	583	3,344
Class Z6	588	3,400
Total	$18,320	$42,997

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2020	Year ended March 31, 2020	Six months ended September 30, 2020	Year ended March 31, 2020
Fidelity Freedom Blend Income Fund
Class A
Shares sold	71,051	62,555	$741,302	$638,682
Reinvestment of distributions	557	843	5,747	8,738
Shares redeemed	(10,671)	(3,991)	(113,899)	(40,199)
Net increase (decrease)	60,937	59,407	$633,150	$607,221
Class M
Shares sold	1,127	26,230	$11,446	$269,516
Reinvestment of distributions	71	495	728	5,135
Shares redeemed	–	(21,272)	–	(214,074)
Net increase (decrease)	1,198	5,453	$12,174	$60,577
Class C
Shares sold	50,627	12,316	$538,333	$127,258
Reinvestment of distributions	72	245	731	2,540
Shares redeemed	(2,513)	(1,986)	(25,791)	(20,608)
Net increase (decrease)	48,186	10,575	$513,273	$109,190
Fidelity Freedom Blend Income Fund
Shares sold	169,606	422,104	$1,775,221	$4,378,184
Reinvestment of distributions	2,242	3,109	23,170	32,325
Shares redeemed	(102,196)	(189,533)	(1,086,408)	(1,961,292)
Net increase (decrease)	69,652	235,680	$711,983	$2,449,217
Class K
Shares sold	4,895	29,755	$51,299	$309,910
Reinvestment of distributions	294	628	3,034	6,526
Shares redeemed	(7,649)	(113)	(79,615)	(1,186)
Net increase (decrease)	(2,460)	30,270	$(25,282)	$315,250
Class K6
Shares sold	1,253,980	4,799,951	$13,200,007	$48,890,496
Reinvestment of distributions	33,083	74,806	342,240	775,252
Shares redeemed	(825,106)	(1,147,013)	(8,715,597)	(11,817,975)
Net increase (decrease)	461,957	3,727,744	$4,826,650	$37,847,773
Class I
Shares sold	39,771	15,112	$429,760	$157,824
Reinvestment of distributions	218	254	2,270	2,636
Shares redeemed	(1,837)	(1,325)	(19,454)	(13,883)
Net increase (decrease)	38,152	14,041	$412,576	$146,577
Class Z
Shares sold	111,413	–	$1,199,397	$–
Reinvestment of distributions	90	241	940	2,493
Shares redeemed	(24,820)	–	(267,018)	–
Net increase (decrease)	86,683	241	$933,319	$2,493
Class Z6
Shares sold	444	5,361	$4,706	$56,499
Reinvestment of distributions	114	256	1,174	2,650
Shares redeemed	(4,985)	(379)	(52,280)	(3,907)
Net increase (decrease)	(4,427)	5,238	$(46,400)	$55,242
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	2,586	11,122	$27,084	$112,529
Reinvestment of distributions	182	521	1,840	5,424
Shares redeemed	(934)	(3,711)	(9,610)	(36,690)
Net increase (decrease)	1,834	7,932	$19,314	$81,263
Class M
Shares sold	1,019	4,369	$10,282	$45,521
Reinvestment of distributions	58	191	592	1,991
Shares redeemed	–	(3,754)	–	(37,013)
Net increase (decrease)	1,077	806	$10,874	$10,499
Class C
Shares sold	1,582	16,140	$16,190	$161,085
Reinvestment of distributions	166	217	1,674	2,254
Shares redeemed	(4,267)	(419)	(45,827)	(4,103)
Net increase (decrease)	(2,519)	15,938	$(27,963)	$159,236
Fidelity Freedom Blend 2005 Fund
Shares sold	49,856	279,891	$532,044	$2,857,879
Reinvestment of distributions	838	2,253	8,488	23,445
Shares redeemed	(16,726)	(179,100)	(177,585)	(1,816,731)
Net increase (decrease)	33,968	103,044	$362,947	$1,064,593
Class K
Shares sold	42,736	7,581	$459,114	$76,208
Reinvestment of distributions	139	314	1,407	3,271
Shares redeemed	(8,248)	(21)	(85,903)	(201)
Net increase (decrease)	34,627	7,874	$374,618	$79,278
Class K6
Shares sold	554,798	1,882,369	$5,790,429	$19,120,279
Reinvestment of distributions	9,858	28,850	99,961	300,610
Shares redeemed	(184,448)	(813,267)	(1,940,475)	(8,297,598)
Net increase (decrease)	380,208	1,097,952	$3,949,915	$11,123,291
Class I
Shares sold	12,629	61,852	$132,297	$643,522
Reinvestment of distributions	537	1,215	5,440	12,666
Shares redeemed	(15,759)	(3,132)	(163,477)	(32,974)
Net increase (decrease)	(2,593)	59,935	$(25,740)	$623,214
Class Z
Shares sold	20,032	–	$216,014	$–
Reinvestment of distributions	78	238	791	2,484
Shares redeemed	(8,024)	–	(86,558)	–
Net increase (decrease)	12,086	238	$130,247	$2,484
Class Z6
Shares sold	99	448	$1,077	$4,680
Reinvestment of distributions	84	248	848	2,587
Shares redeemed	(1)	(1)	(15)	(7)
Net increase (decrease)	182	695	$1,910	$7,260
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	50,085	5,025	$498,669	$50,531
Reinvestment of distributions	635	394	6,341	4,117
Shares redeemed	(5,028)	(2,458)	(51,945)	(22,933)
Net increase (decrease)	45,692	2,961	$453,065	$31,715
Class M
Shares sold	6,019	16,393	$60,693	$168,719
Reinvestment of distributions	237	378	2,366	3,946
Shares redeemed	–	(2,618)	–	(24,213)
Net increase (decrease)	6,256	14,153	$63,059	$148,452
Class C
Shares sold	10,048	1,860	$105,444	$19,066
Reinvestment of distributions	75	192	745	2,007
Shares redeemed	(1,901)	–	(18,825)	–
Net increase (decrease)	8,222	2,052	$87,364	$21,073
Fidelity Freedom Blend 2010 Fund
Shares sold	162,883	347,271	$1,683,742	$3,601,555
Reinvestment of distributions	2,304	3,451	23,021	36,055
Shares redeemed	(46,780)	(137,893)	(488,737)	(1,430,093)
Net increase (decrease)	118,407	212,829	$1,218,026	$2,207,517
Class K
Shares sold	7,369	659,888	$77,043	$6,824,771
Reinvestment of distributions	5,895	15,884	58,950	166,144
Shares redeemed	(26,765)	(32,064)	(275,420)	(329,148)
Net increase (decrease)	(13,501)	643,708	$(139,427)	$6,661,767
Class K6
Shares sold	1,385,338	6,005,660	$14,424,379	$60,620,115
Reinvestment of distributions	46,527	116,622	465,734	1,219,643
Shares redeemed	(542,987)	(1,315,490)	(5,686,977)	(13,382,189)
Net increase (decrease)	888,878	4,806,792	$9,203,136	$48,457,569
Class I
Shares sold	30,589	37,258	$306,248	$387,686
Reinvestment of distributions	549	680	5,493	7,112
Shares redeemed	(8,035)	(1,271)	(84,586)	(13,355)
Net increase (decrease)	23,103	36,667	$227,155	$381,443
Class Z
Shares sold	4,155	–	$44,463	$–
Reinvestment of distributions	95	232	949	2,427
Net increase (decrease)	4,250	232	$45,412	$2,427
Class Z6
Shares sold	59,494	33,688	$643,600	$356,908
Reinvestment of distributions	286	250	2,866	2,623
Shares redeemed	(168)	(14,537)	(1,710)	(152,360)
Net increase (decrease)	59,612	19,401	$644,756	$207,171
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	21,990	28,250	$216,767	$293,223
Reinvestment of distributions	565	837	5,557	8,766
Shares redeemed	(2,766)	(12,078)	(28,495)	(114,023)
Net increase (decrease)	19,789	17,009	$193,829	$187,966
Class M
Shares sold	60	889	$639	$9,027
Reinvestment of distributions	101	248	995	2,598
Shares redeemed	(6)	–	(60)	–
Net increase (decrease)	155	1,137	$1,574	$11,625
Class C
Shares sold	15,173	36,356	$149,209	$359,968
Reinvestment of distributions	503	309	4,926	3,226
Shares redeemed	(97)	(1,494)	(990)	(15,824)
Net increase (decrease)	15,579	35,171	$153,145	$347,370
Fidelity Freedom Blend 2015 Fund
Shares sold	307,461	1,342,090	$3,185,031	$13,848,094
Reinvestment of distributions	9,355	13,245	92,146	138,673
Shares redeemed	(438,697)	(508,223)	(4,607,050)	(5,227,808)
Net increase (decrease)	(121,881)	847,112	$(1,329,873)	$8,758,959
Class K
Shares sold	47,631	807,937	$499,011	$8,362,163
Reinvestment of distributions	6,818	15,228	67,225	159,590
Shares redeemed	(221,593)	(183,022)	(2,247,255)	(1,891,984)
Net increase (decrease)	(167,144)	640,143	$(1,681,019)	$6,629,769
Class K6
Shares sold	3,563,763	19,726,381	$36,511,287	$198,186,726
Reinvestment of distributions	185,946	470,564	1,837,151	4,932,297
Shares redeemed	(1,867,758)	(3,853,351)	(19,312,619)	(39,415,063)
Net increase (decrease)	1,881,951	16,343,594	$19,035,819	$163,703,960
Class I
Shares sold	180,651	372,907	$1,832,871	$3,909,828
Reinvestment of distributions	5,045	9,101	49,638	95,191
Shares redeemed	(59,488)	(11,553)	(631,983)	(114,498)
Net increase (decrease)	126,208	370,455	$1,250,526	$3,890,521
Class Z
Reinvestment of distributions	110	272	$1,088	$2,853
Net increase (decrease)	110	272	$1,088	$2,853
Class Z6
Shares sold	98,389	77,326	$1,072,995	$792,258
Reinvestment of distributions	781	858	7,705	8,996
Shares redeemed	(24,604)	(17,875)	(264,125)	(168,239)
Net increase (decrease)	74,566	60,309	$816,575	$633,015
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	113,939	210,830	$1,182,927	$2,137,244
Reinvestment of distributions	1,593	4,985	15,578	52,542
Shares redeemed	(52,475)	(153,051)	(559,018)	(1,532,924)
Net increase (decrease)	63,057	62,764	$639,487	$656,862
Class M
Shares sold	28,994	22,771	$305,945	$238,437
Reinvestment of distributions	261	439	2,552	4,631
Shares redeemed	(1,947)	(5,246)	(18,834)	(51,676)
Net increase (decrease)	27,308	17,964	$289,663	$191,392
Class C
Shares sold	34,703	32,007	$348,920	$327,258
Reinvestment of distributions	628	1,291	6,121	13,577
Shares redeemed	(6,316)	(27,669)	(65,560)	(294,717)
Net increase (decrease)	29,015	5,629	$289,481	$46,118
Fidelity Freedom Blend 2020 Fund
Shares sold	1,420,155	3,071,141	$14,921,079	$31,827,871
Reinvestment of distributions	23,211	21,350	227,003	225,245
Shares redeemed	(1,091,595)	(1,155,853)	(11,502,233)	(11,831,997)
Net increase (decrease)	351,771	1,936,638	$3,645,849	$20,221,119
Class K
Shares sold	265,329	2,837,630	$2,804,362	$29,553,993
Reinvestment of distributions	28,255	76,658	276,897	809,512
Shares redeemed	(691,475)	(411,861)	(7,011,735)	(4,345,988)
Net increase (decrease)	(397,891)	2,502,427	$(3,930,476)	$26,017,517
Class K6
Shares sold	12,062,207	58,938,931	$122,388,720	$593,707,590
Reinvestment of distributions	601,779	1,483,753	5,909,469	15,685,257
Shares redeemed	(6,171,114)	(11,477,811)	(64,161,504)	(117,101,198)
Net increase (decrease)	6,492,872	48,944,873	$64,136,685	$492,291,649
Class I
Shares sold	248,682	589,216	$2,549,426	$6,185,794
Reinvestment of distributions	7,335	8,344	71,812	88,112
Shares redeemed	(90,968)	(54,803)	(925,254)	(521,841)
Net increase (decrease)	165,049	542,757	$1,695,984	$5,752,065
Class Z
Shares sold	–	2,526	$–	$27,000
Reinvestment of distributions	133	290	1,302	3,071
Net increase (decrease)	133	2,816	$1,302	$30,071
Class Z6
Shares sold	104,846	447,539	$1,131,750	$4,712,064
Reinvestment of distributions	2,183	603	21,432	6,382
Shares redeemed	(7,180)	(266,580)	(72,176)	(2,446,908)
Net increase (decrease)	99,849	181,562	$1,081,006	$2,271,538
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	111,808	219,652	$1,137,927	$2,222,602
Reinvestment of distributions	1,780	3,840	17,139	40,279
Shares redeemed	(33,456)	(53,075)	(318,665)	(530,975)
Net increase (decrease)	80,132	170,417	$836,401	$1,731,906
Class M
Shares sold	58,455	75,724	$599,426	$798,245
Reinvestment of distributions	867	833	8,391	8,782
Shares redeemed	(4,449)	(55,530)	(45,640)	(565,093)
Net increase (decrease)	54,873	21,027	$562,177	$241,934
Class C
Shares sold	56,733	32,708	$563,804	$320,137
Reinvestment of distributions	609	1,095	5,839	11,456
Shares redeemed	(17,538)	(12,041)	(178,528)	(121,855)
Net increase (decrease)	39,804	21,762	$391,115	$209,738
Fidelity Freedom Blend 2025 Fund
Shares sold	1,175,315	2,937,252	$11,987,959	$30,409,391
Reinvestment of distributions	23,542	20,195	226,942	211,842
Shares redeemed	(752,544)	(790,375)	(7,522,167)	(8,102,956)
Net increase (decrease)	446,313	2,167,072	$4,692,734	$22,518,277
Class K
Shares sold	255,168	3,101,173	$2,649,069	$31,910,064
Reinvestment of distributions	26,919	76,103	259,770	799,085
Shares redeemed	(600,644)	(549,601)	(6,046,256)	(5,393,857)
Net increase (decrease)	(318,557)	2,627,675	$(3,137,417)	$27,315,292
Class K6
Shares sold	19,739,506	70,458,538	$198,046,412	$703,260,058
Reinvestment of distributions	743,196	1,997,769	7,186,707	21,003,005
Shares redeemed	(6,193,851)	(8,245,281)	(63,693,714)	(81,859,127)
Net increase (decrease)	14,288,851	64,211,026	$141,539,405	$642,403,936
Class I
Shares sold	1,631,627	909,969	$16,003,687	$9,435,701
Reinvestment of distributions	21,662	16,616	208,606	174,302
Shares redeemed	(193,196)	(92,290)	(1,961,204)	(947,828)
Net increase (decrease)	1,460,093	834,295	$14,251,089	$8,662,175
Class Z
Reinvestment of distributions	108	310	$1,042	$3,260
Net increase (decrease)	108	310	$1,042	$3,260
Class Z6
Shares sold	128,241	443,762	$1,396,519	$4,623,109
Reinvestment of distributions	4,459	1,234	43,074	12,965
Shares redeemed	(84,547)	(43,344)	(894,941)	(446,904)
Net increase (decrease)	48,153	401,652	$544,652	$4,189,170
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	118,080	222,484	$1,153,965	$2,218,980
Reinvestment of distributions	1,744	3,300	16,410	34,389
Shares redeemed	(70,324)	(89,605)	(677,191)	(829,687)
Net increase (decrease)	49,500	136,179	$493,184	$1,423,682
Class M
Shares sold	26,676	212,482	$266,119	$2,218,002
Reinvestment of distributions	990	1,840	9,320	19,154
Shares redeemed	(4,185)	(120,923)	(42,323)	(1,251,910)
Net increase (decrease)	23,481	93,399	$233,116	$985,246
Class C
Shares sold	158,172	96,524	$1,548,204	$852,234
Reinvestment of distributions	2,056	1,243	19,266	12,929
Shares redeemed	(66,495)	(12,142)	(683,022)	(123,032)
Net increase (decrease)	93,733	85,625	$884,448	$742,131
Fidelity Freedom Blend 2030 Fund
Shares sold	698,845	2,219,255	$7,104,985	$22,724,146
Reinvestment of distributions	20,630	15,582	194,335	162,525
Shares redeemed	(508,824)	(282,422)	(5,034,458)	(2,812,945)
Net increase (decrease)	210,651	1,952,415	$2,264,862	$20,073,726
Class K
Shares sold	283,569	2,663,047	$2,876,051	$26,975,778
Reinvestment of distributions	26,374	73,778	248,706	769,504
Shares redeemed	(439,290)	(295,302)	(4,315,282)	(2,979,983)
Net increase (decrease)	(129,347)	2,441,523	$(1,190,525)	$24,765,299
Class K6
Shares sold	19,127,408	71,449,167	$188,227,278	$703,759,303
Reinvestment of distributions	798,528	2,075,308	7,546,094	21,676,270
Shares redeemed	(4,784,727)	(6,220,182)	(48,420,176)	(60,775,687)
Net increase (decrease)	15,141,209	67,304,293	$147,353,196	$664,659,886
Class I
Shares sold	1,229,336	1,330,677	$12,125,444	$13,669,900
Reinvestment of distributions	20,699	15,252	194,987	159,078
Shares redeemed	(182,211)	(162,714)	(1,825,685)	(1,623,820)
Net increase (decrease)	1,067,824	1,183,215	$10,494,746	$12,205,158
Class Z
Shares sold	2,759	5,262	$25,191	$55,731
Reinvestment of distributions	205	355	1,942	3,705
Net increase (decrease)	2,964	5,617	$27,133	$59,436
Class Z6
Shares sold	152,085	456,774	$1,632,258	$4,726,736
Reinvestment of distributions	4,962	1,766	46,890	18,455
Shares redeemed	(163,466)	(52,856)	(1,696,252)	(476,266)
Net increase (decrease)	(6,419)	405,684	$(17,104)	$4,268,925
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	68,215	74,994	$687,269	$759,705
Reinvestment of distributions	1,118	3,098	10,240	32,283
Shares redeemed	(12,186)	(21,952)	(122,546)	(212,265)
Net increase (decrease)	57,147	56,140	$574,963	$579,723
Class M
Shares sold	12,822	35,509	$130,158	$361,165
Reinvestment of distributions	382	769	3,497	8,010
Shares redeemed	(91)	(20,415)	(961)	(213,271)
Net increase (decrease)	13,113	15,863	$132,694	$155,904
Class C
Shares sold	53,029	11,572	$526,724	$114,935
Reinvestment of distributions	466	838	4,249	8,721
Shares redeemed	(5,254)	(1,519)	(50,970)	(15,601)
Net increase (decrease)	48,241	10,891	$480,003	$108,055
Fidelity Freedom Blend 2035 Fund
Shares sold	650,895	1,936,875	$6,517,435	$19,814,978
Reinvestment of distributions	22,415	12,930	205,546	134,860
Shares redeemed	(181,656)	(321,953)	(1,866,480)	(3,252,705)
Net increase (decrease)	491,654	1,627,852	$4,856,501	$16,697,133
Class K
Shares sold	200,713	1,894,188	$2,028,379	$18,850,169
Reinvestment of distributions	22,468	57,311	206,030	598,323
Shares redeemed	(476,884)	(75,633)	(4,524,385)	(760,821)
Net increase (decrease)	(253,703)	1,875,866	$(2,289,976)	$18,687,671
Class K6
Shares sold	15,523,041	68,941,798	$150,131,811	$674,125,737
Reinvestment of distributions	875,176	2,118,650	8,042,871	22,128,385
Shares redeemed	(4,921,660)	(6,081,849)	(48,885,491)	(58,379,394)
Net increase (decrease)	11,476,557	64,978,599	$109,289,191	$637,874,728
Class I
Shares sold	615,276	802,010	$5,632,357	$8,214,796
Reinvestment of distributions	14,168	10,865	129,776	113,319
Shares redeemed	(143,320)	(138,887)	(1,333,390)	(1,371,432)
Net increase (decrease)	486,124	673,988	$4,428,743	$6,956,683
Class Z
Shares sold	–	15,166	$–	$152,875
Reinvestment of distributions	330	918	3,032	9,587
Net increase (decrease)	330	16,084	$3,032	$162,462
Class Z6
Shares sold	79,075	274,462	$817,397	$2,848,481
Reinvestment of distributions	3,337	972	30,630	10,155
Shares redeemed	(32,046)	(32,970)	(322,275)	(309,622)
Net increase (decrease)	50,366	242,464	$525,752	$2,549,014
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	72,866	60,630	$692,612	$596,550
Reinvestment of distributions	1,115	1,884	10,050	19,594
Shares redeemed	(4,375)	(5,252)	(41,965)	(54,714)
Net increase (decrease)	69,606	57,262	$660,697	$561,430
Class M
Shares sold	16,543	38,917	$163,141	$406,464
Reinvestment of distributions	458	536	4,130	5,585
Shares redeemed	(97)	(14,723)	(1,020)	(138,164)
Net increase (decrease)	16,904	24,730	$166,251	$273,885
Class C
Shares sold	62,676	24,274	$600,723	$235,367
Reinvestment of distributions	630	978	5,648	10,160
Shares redeemed	(9,879)	(3,808)	(92,228)	(38,081)
Net increase (decrease)	53,427	21,444	$514,143	$207,446
Fidelity Freedom Blend 2040 Fund
Shares sold	453,343	1,965,272	$4,436,296	$20,064,811
Reinvestment of distributions	22,995	11,629	207,647	121,169
Shares redeemed	(185,996)	(212,164)	(1,770,526)	(2,040,180)
Net increase (decrease)	290,342	1,764,737	$2,873,417	$18,145,800
Class K
Shares sold	183,247	1,855,388	$1,816,117	$18,520,673
Reinvestment of distributions	22,501	49,527	203,408	516,568
Shares redeemed	(720,745)	(82,653)	(6,872,003)	(837,026)
Net increase (decrease)	(514,997)	1,822,262	$(4,852,478)	$18,200,215
Class K6
Shares sold	12,466,791	62,771,495	$118,803,764	$609,899,447
Reinvestment of distributions	792,344	1,860,502	7,170,709	19,412,656
Shares redeemed	(4,353,570)	(4,823,088)	(42,768,558)	(46,032,380)
Net increase (decrease)	8,905,565	59,808,909	$83,205,915	$583,279,723
Class I
Shares sold	440,437	573,473	$4,295,292	$5,791,422
Reinvestment of distributions	8,515	7,811	76,892	81,387
Shares redeemed	(68,730)	(103,563)	(664,942)	(1,078,530)
Net increase (decrease)	380,222	477,721	$3,707,242	$4,794,279
Class Z
Reinvestment of distributions	130	343	$1,173	3,583
Net increase (decrease)	130	343	$1,173	$3,583
Class Z6
Shares sold	31,221	216,662	$319,521	$2,260,493
Reinvestment of distributions	2,345	508	21,242	5,310
Shares redeemed	(55,887)	(60,449)	(562,550)	(573,566)
Net increase (decrease)	(22,321)	156,721	$(221,787)	$1,692,237
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	38,917	82,028	$365,404	$819,225
Reinvestment of distributions	1,259	2,639	11,359	27,494
Shares redeemed	(12,679)	(10,297)	(112,935)	(103,421)
Net increase (decrease)	27,497	74,370	$263,828	$743,298
Class M
Shares sold	9,871	121,324	$96,904	$1,272,405
Reinvestment of distributions	1,446	677	13,030	7,045
Shares redeemed	(12,030)	(3,456)	(106,935)	(34,441)
Net increase (decrease)	(713)	118,545	$2,999	$1,245,009
Class C
Shares sold	44,797	16,836	$441,250	$168,708
Reinvestment of distributions	397	603	3,571	6,265
Shares redeemed	(2,257)	(2,291)	(22,094)	(22,573)
Net increase (decrease)	42,937	15,148	$422,727	$152,400
Fidelity Freedom Blend 2045 Fund
Shares sold	467,870	1,374,727	$4,573,707	$14,041,739
Reinvestment of distributions	16,398	6,577	148,074	68,591
Shares redeemed	(153,477)	(172,550)	(1,453,136)	(1,608,006)
Net increase (decrease)	330,791	1,208,754	$3,268,645	$12,502,324
Class K
Shares sold	185,333	1,685,191	$1,819,691	$16,854,788
Reinvestment of distributions	20,000	44,201	180,799	461,013
Shares redeemed	(625,883)	(116,901)	(5,951,524)	(1,169,196)
Net increase (decrease)	(420,550)	1,612,491	$(3,951,034)	$16,146,605
Class K6
Shares sold	10,520,548	53,576,395	$99,943,257	$520,549,509
Reinvestment of distributions	676,330	1,567,387	6,127,549	16,369,837
Shares redeemed	(3,514,512)	(3,641,445)	(34,479,912)	(34,923,157)
Net increase (decrease)	7,682,366	51,502,337	$71,590,894	$501,996,189
Class I
Shares sold	362,983	414,698	$3,502,201	$4,173,178
Reinvestment of distributions	7,406	8,521	66,878	88,783
Shares redeemed	(21,380)	(24,213)	(209,853)	(250,866)
Net increase (decrease)	349,009	399,006	$3,359,226	$4,011,095
Class Z
Shares sold	1,053	416	$10,322	$4,098
Reinvestment of distributions	137	346	1,237	3,619
Shares redeemed	(654)	–	(6,806)	–
Net increase (decrease)	536	762	$4,753	$7,717
Class Z6
Shares sold	26,232	125,922	$262,682	$1,256,608
Reinvestment of distributions	1,774	511	16,053	5,334
Shares redeemed	(30,054)	(3,552)	(302,757)	(32,601)
Net increase (decrease)	(2,048)	122,881	$(24,022)	$1,229,341
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	49,081	60,808	$476,616	$577,409
Reinvestment of distributions	895	1,893	8,056	19,643
Shares redeemed	(5,082)	(9,904)	(51,351)	(98,042)
Net increase (decrease)	44,894	52,797	$433,321	$499,010
Class M
Shares sold	10,739	30,577	$104,959	$298,706
Reinvestment of distributions	404	832	3,632	8,625
Shares redeemed	(310)	(5,655)	(3,152)	(56,777)
Net increase (decrease)	10,833	25,754	$105,439	$250,554
Class C
Shares sold	27,477	43,888	$261,332	$419,403
Reinvestment of distributions	651	955	5,816	9,876
Shares redeemed	(20,481)	(4,602)	(202,514)	(44,442)
Net increase (decrease)	7,647	40,241	$64,634	$384,837
Fidelity Freedom Blend 2050 Fund
Shares sold	549,946	1,196,246	$5,434,230	$12,158,738
Reinvestment of distributions	14,244	5,804	128,193	60,239
Shares redeemed	(173,555)	(97,735)	(1,756,057)	(961,160)
Net increase (decrease)	390,635	1,104,315	$3,806,366	$11,257,817
Class K
Shares sold	139,397	1,085,097	$1,371,141	$10,766,293
Reinvestment of distributions	11,520	29,763	103,798	308,941
Shares redeemed	(463,881)	(115,539)	(4,397,273)	(1,168,292)
Net increase (decrease)	(312,964)	999,321	$(2,922,334)	$9,906,942
Class K6
Shares sold	9,911,468	42,505,008	$93,562,501	$410,753,832
Reinvestment of distributions	511,317	1,153,996	4,612,080	11,994,804
Shares redeemed	(3,151,146)	(2,905,330)	(30,931,706)	(27,598,201)
Net increase (decrease)	7,271,639	40,753,674	$67,242,875	$395,150,435
Class I
Shares sold	200,168	411,997	$2,056,433	$4,090,112
Reinvestment of distributions	4,656	9,318	41,900	96,721
Shares redeemed	(42,038)	(46,900)	(424,501)	(452,765)
Net increase (decrease)	162,786	374,415	$1,673,832	$3,734,068
Class Z
Reinvestment of distributions	122	332	$1,102	$3,453
Net increase (decrease)	122	332	$1,102	$3,453
Class Z6
Shares sold	34,755	229,013	$339,064	$2,363,808
Reinvestment of distributions	2,932	420	26,450	4,366
Shares redeemed	(29,258)	(2,239)	(285,658)	(18,844)
Net increase (decrease)	8,429	227,194	$79,856	$2,349,330
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	34,201	32,623	$334,614	$320,492
Reinvestment of distributions	497	1,064	4,489	11,061
Shares redeemed	(1,719)	(2,079)	(17,136)	(20,792)
Net increase (decrease)	32,979	31,608	$321,967	$310,761
Class M
Shares sold	13,848	19,745	$131,593	$198,412
Reinvestment of distributions	295	427	2,658	4,435
Shares redeemed	(2,880)	(730)	(26,561)	(7,443)
Net increase (decrease)	11,263	19,442	$107,690	$195,404
Class C
Shares sold	6,652	9,252	$63,352	$90,453
Reinvestment of distributions	184	388	1,654	4,029
Shares redeemed	(1,220)	(2,339)	(11,957)	(23,298)
Net increase (decrease)	5,616	7,301	$53,049	$71,184
Fidelity Freedom Blend 2055 Fund
Shares sold	307,956	628,014	$3,007,793	$6,395,015
Reinvestment of distributions	6,636	2,201	59,989	22,905
Shares redeemed	(70,447)	(35,245)	(702,996)	(351,096)
Net increase (decrease)	244,145	594,970	$2,364,786	$6,066,824
Class K
Shares sold	126,780	621,789	$1,255,064	$6,185,860
Reinvestment of distributions	5,675	14,745	51,362	153,497
Shares redeemed	(261,815)	(72,759)	(2,499,899)	(708,474)
Net increase (decrease)	(129,360)	563,775	$(1,193,473)	$5,630,883
Class K6
Shares sold	6,683,279	20,720,008	$63,348,285	$200,342,623
Reinvestment of distributions	213,691	465,881	1,936,039	4,851,113
Shares redeemed	(1,832,994)	(1,391,367)	(18,127,140)	(12,921,590)
Net increase (decrease)	5,063,976	19,794,522	$47,157,184	$192,272,146
Class I
Shares sold	115,109	238,393	$1,185,810	$2,364,256
Reinvestment of distributions	2,272	4,816	20,536	50,084
Shares redeemed	(24,837)	(30,006)	(247,921)	(304,125)
Net increase (decrease)	92,544	213,203	$958,425	$2,110,215
Class Z
Reinvestment of distributions	103	308	$929	$3,207
Net increase (decrease)	103	308	$929	$3,207
Class Z6
Shares sold	22,611	76,670	$220,371	$788,359
Reinvestment of distributions	907	495	8,219	5,156
Shares redeemed	(10,935)	(3,981)	(109,929)	(37,788)
Net increase (decrease)	12,583	73,184	$118,661	$755,727
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	31,280	37,225	$308,574	$363,717
Reinvestment of distributions	457	1,237	4,154	12,881
Shares redeemed	(1,436)	(4,518)	(14,266)	(46,270)
Net increase (decrease)	30,301	33,944	$298,462	$330,328
Class M
Shares sold	7,339	9,936	$72,310	$99,900
Reinvestment of distributions	161	395	1,460	4,107
Shares redeemed	(2,232)	(4,387)	(20,957)	(42,552)
Net increase (decrease)	5,268	5,944	$52,813	$61,455
Class C
Shares sold	8,747	16,593	$83,474	$164,497
Reinvestment of distributions	212	431	1,914	4,470
Shares redeemed	(2,887)	(1,343)	(28,082)	(13,597)
Net increase (decrease)	6,072	15,681	$57,306	$155,370
Fidelity Freedom Blend 2060 Fund
Shares sold	114,466	301,091	$1,104,321	$3,009,069
Reinvestment of distributions	2,683	2,870	24,386	29,908
Shares redeemed	(36,291)	(17,766)	(364,009)	(175,374)
Net increase (decrease)	80,858	286,195	$764,698	$2,863,603
Class K
Shares sold	41,234	159,219	$403,347	$1,575,376
Reinvestment of distributions	1,154	3,732	10,493	38,953
Shares redeemed	(70,367)	(16,014)	(672,909)	(160,325)
Net increase (decrease)	(27,979)	146,937	$(259,069)	$1,454,004
Class K6
Shares sold	2,756,545	5,632,561	$26,304,420	$54,434,732
Reinvestment of distributions	44,252	96,880	402,696	1,010,306
Shares redeemed	(627,363)	(495,746)	(6,153,231)	(4,563,687)
Net increase (decrease)	2,173,434	5,233,695	$20,553,885	$50,881,351
Class I
Shares sold	58,920	125,809	$597,454	$1,254,763
Reinvestment of distributions	1,020	2,399	9,268	25,017
Shares redeemed	(31,178)	(8,394)	(318,322)	(84,666)
Net increase (decrease)	28,762	119,814	$288,400	$1,195,114
Class Z
Shares sold	–	37	$–	$370
Reinvestment of distributions	77	299	706	3,118
Net increase (decrease)	77	336	$706	$3,488
Class Z6
Shares sold	16,165	35,644	$155,504	$373,562
Reinvestment of distributions	391	312	3,565	3,250
Shares redeemed	(6,860)	(1,699)	(69,777)	(16,504)
Net increase (decrease)	9,696	34,257	$89,292	$360,308
Fidelity Freedom Blend 2065 Fund(a)
Class A
Shares sold	6,716	21,250	$65,639	$212,603
Reinvestment of distributions	115	429	1,059	4,538
Shares redeemed	(1,925)	(3,367)	(54,240)	(35,787)
Net increase (decrease)	4,906	18,312	$12,458	$181,354
Class M
Shares sold	6,347	19,398	$63,157	$197,568
Reinvestment of distributions	115	353	1,058	3,736
Shares redeemed	(1,380)	(100)	(14,556)	(1,055)
Net increase (decrease)	5,082	19,651	$49,659	$200,249
Class C
Shares sold	7,543	18,175	$77,339	$181,622
Reinvestment of distributions	107	390	984	4,126
Shares redeemed	(398)	(3)	(4,064)	(30)
Net increase (decrease)	7,252	18,562	$74,259	$185,718
Fidelity Freedom Blend 2065 Fund
Shares sold	52,023	50,839	$518,094	$513,322
Reinvestment of distributions	330	672	3,054	7,112
Shares redeemed	(5,975)	(1,358)	(72,754)	(13,934)
Net increase (decrease)	46,378	50,153	$448,394	$506,500
Class K
Shares sold	2,313	13,889	$23,200	$138,798
Reinvestment of distributions	77	375	710	3,966
Shares redeemed	(1,101)	(295)	(13,598)	(3,102)
Net increase (decrease)	1,289	13,969	$10,312	$139,662
Class K6
Shares sold	270,929	130,843	$2,717,020	$1,290,645
Reinvestment of distributions	1,021	892	9,434	9,439
Shares redeemed	(74,538)	(3,142)	(733,602)	(29,862)
Net increase (decrease)	197,412	128,593	$1,992,852	$1,270,222
Class I
Shares sold	25,041	27,553	$252,296	$256,437
Reinvestment of distributions	92	315	850	3,337
Shares redeemed	(32,799)	(16)	(316,940)	(166)
Net increase (decrease)	(7,666)	27,852	$(63,794)	$259,608
Class Z
Shares sold	–	11,111	$–	$111,110
Reinvestment of distributions	63	316	583	3,344
Net increase (decrease)	63	11,427	$583	$114,454
Class Z6
Shares sold	–	11,203	$–	$111,823
Reinvestment of distributions	64	321	588	3,400
Shares redeemed	(2)	–	(14)	–
Net increase (decrease)	62	11,524	$574	$115,223

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds.

Fund	Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	19%	25%	22%	–	–	–	–
Fidelity Series Government Bond Index Fund	20%	26%	22%	–	–	–	–
Fidelity Series Large Cap Growth Index Fund	–	12%	14%	16%	15%	13%	11%
Fidelity Series Investment Grade Securitized Fund	19%	25%	22%	–	–	–	–
Fidelity Series International Index Fund	–	12%	14%	15%	15%	13%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	88%
Fidelity Series Government Bond Index Fund	91%
Fidelity Series Large Cap Growth Index Fund	97%
Fidelity Series Investment Grade Securitized Fund	88%
Fidelity Series International Index Fund	96%

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Fund:

Affiliated %
Fidelity Freedom Blend 2065 Fund	19%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Fidelity Freedom Blend Income Fund
Class A	.71%
Actual		$1,000.00	$1,081.80	$3.71
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.96%
Actual		$1,000.00	$1,080.80	$5.01
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class C	1.44%
Actual		$1,000.00	$1,078.00	$7.50
Hypothetical-C		$1,000.00	$1,017.85	$7.28
Fidelity Freedom Blend Income Fund	.46%
Actual		$1,000.00	$1,083.80	$2.40
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K	.36%
Actual		$1,000.00	$1,084.10	$1.88
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Class K6	.26%
Actual		$1,000.00	$1,084.80	$1.36
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Class I	.46%
Actual		$1,000.00	$1,084.00	$2.40
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class Z	.37%
Actual		$1,000.00	$1,084.60	$1.93
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Class Z6	.26%
Actual		$1,000.00	$1,084.60	$1.36
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Fidelity Freedom Blend 2005 Fund
Class A	.71%
Actual		$1,000.00	$1,097.60	$3.73
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.96%
Actual		$1,000.00	$1,096.20	$5.04
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class C	1.46%
Actual		$1,000.00	$1,094.40	$7.67
Hypothetical-C		$1,000.00	$1,017.75	$7.39
Fidelity Freedom Blend 2005 Fund	.46%
Actual		$1,000.00	$1,099.20	$2.42
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K	.37%
Actual		$1,000.00	$1,099.50	$1.95
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Class K6	.26%
Actual		$1,000.00	$1,099.60	$1.37
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Class I	.46%
Actual		$1,000.00	$1,099.20	$2.42
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class Z	.36%
Actual		$1,000.00	$1,100.30	$1.90
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Class Z6	.26%
Actual		$1,000.00	$1,100.50	$1.37
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Fidelity Freedom Blend 2010 Fund
Class A	.72%
Actual		$1,000.00	$1,122.50	$3.83
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class M	.97%
Actual		$1,000.00	$1,122.00	$5.16
Hypothetical-C		$1,000.00	$1,020.21	$4.91
Class C	1.48%
Actual		$1,000.00	$1,118.10	$7.86
Hypothetical-C		$1,000.00	$1,017.65	$7.49
Fidelity Freedom Blend 2010 Fund	.47%
Actual		$1,000.00	$1,124.00	$2.50
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class K	.37%
Actual		$1,000.00	$1,124.90	$1.97
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Class K6	.27%
Actual		$1,000.00	$1,126.20	$1.44
Hypothetical-C		$1,000.00	$1,023.71	$1.37
Class I	.47%
Actual		$1,000.00	$1,124.00	$2.50
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class Z	.37%
Actual		$1,000.00	$1,124.80	$1.97
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Class Z6	.27%
Actual		$1,000.00	$1,125.20	$1.44
Hypothetical-C		$1,000.00	$1,023.71	$1.37
Fidelity Freedom Blend 2015 Fund
Class A	.73%
Actual		$1,000.00	$1,148.20	$3.93
Hypothetical-C		$1,000.00	$1,021.41	$3.70
Class M	.98%
Actual		$1,000.00	$1,145.70	$5.27
Hypothetical-C		$1,000.00	$1,020.16	$4.96
Class C	1.48%
Actual		$1,000.00	$1,142.80	$7.95
Hypothetical-C		$1,000.00	$1,017.65	$7.49
Fidelity Freedom Blend 2015 Fund	.48%
Actual		$1,000.00	$1,149.60	$2.59
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class K	.38%
Actual		$1,000.00	$1,150.60	$2.05
Hypothetical-C		$1,000.00	$1,023.16	$1.93
Class K6	.28%
Actual		$1,000.00	$1,150.50	$1.51
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Class I	.48%
Actual		$1,000.00	$1,148.70	$2.59
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class Z	.38%
Actual		$1,000.00	$1,149.20	$2.05
Hypothetical-C		$1,000.00	$1,023.16	$1.93
Class Z6	.28%
Actual		$1,000.00	$1,151.10	$1.51
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Fidelity Freedom Blend 2020 Fund
Class A	.74%
Actual		$1,000.00	$1,170.90	$4.03
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class M	.99%
Actual		$1,000.00	$1,170.60	$5.39
Hypothetical-C		$1,000.00	$1,020.10	$5.01
Class C	1.49%
Actual		$1,000.00	$1,167.50	$8.10
Hypothetical-C		$1,000.00	$1,017.60	$7.54
Fidelity Freedom Blend 2020 Fund	.49%
Actual		$1,000.00	$1,173.20	$2.67
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Class K	.39%
Actual		$1,000.00	$1,174.00	$2.13
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Class K6	.29%
Actual		$1,000.00	$1,174.00	$1.58
Hypothetical-C		$1,000.00	$1,023.61	$1.47
Class I	.49%
Actual		$1,000.00	$1,173.10	$2.67
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Class Z	.39%
Actual		$1,000.00	$1,173.70	$2.13
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Class Z6	.29%
Actual		$1,000.00	$1,173.80	$1.58
Hypothetical-C		$1,000.00	$1,023.61	$1.47
Fidelity Freedom Blend 2025 Fund
Class A	.76%
Actual		$1,000.00	$1,190.60	$4.17
Hypothetical-C		$1,000.00	$1,021.26	$3.85
Class M	1.01%
Actual		$1,000.00	$1,187.90	$5.54
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class C	1.51%
Actual		$1,000.00	$1,185.90	$8.27
Hypothetical-C		$1,000.00	$1,017.50	$7.64
Fidelity Freedom Blend 2025 Fund	.51%
Actual		$1,000.00	$1,191.40	$2.80
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class K	.41%
Actual		$1,000.00	$1,192.00	$2.25
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class K6	.31%
Actual		$1,000.00	$1,192.10	$1.70
Hypothetical-C		$1,000.00	$1,023.51	$1.57
Class I	.51%
Actual		$1,000.00	$1,191.90	$2.80
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class Z	.41%
Actual		$1,000.00	$1,191.70	$2.25
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class Z6	.31%
Actual		$1,000.00	$1,192.50	$1.70
Hypothetical-C		$1,000.00	$1,023.51	$1.57
Fidelity Freedom Blend 2030 Fund
Class A	.77%
Actual		$1,000.00	$1,215.10	$4.28
Hypothetical-C		$1,000.00	$1,021.21	$3.90
Class M	1.02%
Actual		$1,000.00	$1,215.30	$5.66
Hypothetical-C		$1,000.00	$1,019.95	$5.17
Class C	1.53%
Actual		$1,000.00	$1,212.30	$8.49
Hypothetical-C		$1,000.00	$1,017.40	$7.74
Fidelity Freedom Blend 2030 Fund	.52%
Actual		$1,000.00	$1,218.30	$2.89
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class K	.42%
Actual		$1,000.00	$1,217.90	$2.34
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Class K6	.32%
Actual		$1,000.00	$1,217.80	$1.78
Hypothetical-C		$1,000.00	$1,023.46	$1.62
Class I	.52%
Actual		$1,000.00	$1,218.40	$2.89
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class Z	.42%
Actual		$1,000.00	$1,217.80	$2.34
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Class Z6	.32%
Actual		$1,000.00	$1,218.00	$1.78
Hypothetical-C		$1,000.00	$1,023.46	$1.62
Fidelity Freedom Blend 2035 Fund
Class A	.78%
Actual		$1,000.00	$1,256.40	$4.41
Hypothetical-C		$1,000.00	$1,021.16	$3.95
Class M	1.03%
Actual		$1,000.00	$1,253.40	$5.82
Hypothetical-C		$1,000.00	$1,019.90	$5.22
Class C	1.54%
Actual		$1,000.00	$1,250.40	$8.69
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2035 Fund	.53%
Actual		$1,000.00	$1,257.30	$3.00
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class K	.43%
Actual		$1,000.00	$1,258.20	$2.43
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class K6	.33%
Actual		$1,000.00	$1,258.00	$1.87
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class I	.53%
Actual		$1,000.00	$1,257.50	$3.00
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class Z	.43%
Actual		$1,000.00	$1,257.90	$2.43
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class Z6	.33%
Actual		$1,000.00	$1,258.50	$1.87
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Freedom Blend 2040 Fund
Class A	.79%
Actual		$1,000.00	$1,278.60	$4.51
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,276.60	$5.94
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.55%
Actual		$1,000.00	$1,272.80	$8.83
Hypothetical-C		$1,000.00	$1,017.30	$7.84
Fidelity Freedom Blend 2040 Fund	.54%
Actual		$1,000.00	$1,279.90	$3.09
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,280.60	$2.52
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,280.40	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,278.50	$3.08
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,279.80	$2.51
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,280.80	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Freedom Blend 2045 Fund
Class A	.79%
Actual		$1,000.00	$1,276.40	$4.51
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,277.00	$5.94
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.55%
Actual		$1,000.00	$1,272.00	$8.83
Hypothetical-C		$1,000.00	$1,017.30	$7.84
Fidelity Freedom Blend 2045 Fund	.54%
Actual		$1,000.00	$1,279.70	$3.09
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,280.60	$2.52
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,280.30	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,278.50	$3.08
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,279.90	$2.51
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,280.90	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Freedom Blend 2050 Fund
Class A	.79%
Actual		$1,000.00	$1,277.70	$4.51
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,277.00	$5.94
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,273.10	$8.78
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2050 Fund	.54%
Actual		$1,000.00	$1,280.00	$3.09
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,279.30	$2.51
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,280.70	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,279.50	$3.09
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,280.10	$2.51
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,281.10	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Freedom Blend 2055 Fund
Class A	.79%
Actual		$1,000.00	$1,279.20	$4.51
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,275.50	$5.93
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,272.90	$8.77
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2055 Fund	.54%
Actual		$1,000.00	$1,279.20	$3.09
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,280.00	$2.51
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,281.40	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,280.20	$3.09
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,280.90	$2.52
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,280.50	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Freedom Blend 2060 Fund
Class A	.79%
Actual		$1,000.00	$1,277.90	$4.51
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,277.00	$5.94
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,273.20	$8.78
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2060 Fund	.54%
Actual		$1,000.00	$1,278.80	$3.08
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,280.00	$2.51
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,281.30	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,280.30	$3.09
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,279.30	$2.51
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,281.10	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Freedom Blend 2065 Fund
Class A	.79%
Actual		$1,000.00	$1,277.80	$4.51
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,275.40	$5.93
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,272.50	$8.77
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2065 Fund	.54%
Actual		$1,000.00	$1,278.70	$3.08
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,281.00	$2.52
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,280.30	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,279.90	$3.09
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,279.50	$2.51
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,280.70	$1.94
Hypothetical-C		$1,000.00	$1,023.36	$1.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Blend Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (Except Freedom Blend 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Freedom Blend 2065 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2019. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board also noted that the primary comparisons for the funds are against active and passive competitor target date funds. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that, when compared to the total expenses of their load-type competitors, including acquired fund fees and expenses, all classes of the funds rank below their respective load types.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2019. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of Class A (including expenses of the Series Funds) for each fund ranked below the competitive median for 2019.

The Board noted that the total expense ratio of Class M of each fund (including expenses of the Series Funds) ranked above the competitive median for 2019. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when the Total Mapped Group is adjusted to include only those funds with between 25% and 75% active holdings and funds that do not have similar vintages, and compared with funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of each such fund is equal to or below median.

The Board noted that the total expense ratio of Class C (including expenses of the Series Funds) ranked below the competitive median for 2019 for Fidelity Freedom Blend 2005 Fund and Fidelity Freedom Blend Income Fund and ranked above the competitive median for 2019 for each other fund. The Board noted that, for each fund for which the total expense ratio of Class C was above the competitive median, the class was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when the Total Mapped Group is adjusted to include only those funds with between 25% and 75% active holdings, and compared with funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C of each such fund is equal to or below median.

The Board noted that the total expense ratio of each of Class I, Class Z, Class Z6, the retail class, Class K, and Class K6 (including expenses of the Series Funds) of each fund ranked below the competitive median for 2019.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Class Z6 and Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of the applicable class (for each fund, except Fidelity Freedom Blend 2065 Fund).

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FBF-SANN-1120
1.9890345.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 19, 2020